SECURITIES ACT FILE NO. 033-52742
INVESTMENT COMPANY ACT FILE NO. 811-07238
FORM N-1A
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 134	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 135	☒
SUNAMERICA SERIES TRUST
(Exact Name of Registrant as Specified in Charter)
21650 Oxnard Street, Suite 750
Woodland Hills, California 91367
(Address of Principal Executive Offices) (Zip Code)
(800) 858-8850
(Registrant’s Telephone Number, including area code)
Kathleen D. Fuentes, Esq.
SunAmerica Asset Management, LLC
30 Hudson Street, 16th Floor
Jersey City, NJ 07302
(Name and Address for Agent for Service)
Copy to:
Trina Sandoval, Esq.
Corebridge Financial, Inc.
21650 Oxnard Street, Suite 750
Woodland Hills, California 91367
Margery K. Neale, Esq.
Willkie Farr & Gallagher LLP
787 Seventh Avenue
New York, New York 10019

It is proposed that this filing will become effective (check appropriate box):
☐	Immediately upon filing pursuant to paragraph (b) of Rule 485
☐	on (date), pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1)
☒	on April 30, 2025, pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date), pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Being Registered: Shares of beneficial interest, no par value
This filing relates solely to SA AB Growth Portfolio, SA AB Small & Mid Cap Value Portfolio, SA Fidelity Institutional AM® International Growth Portfolio, SA Fidelity Institutional AM® Real Estate Portfolio, SA Franklin BW U.S. Large Cap Value Portfolio, SA Franklin Small Company Value Portfolio, SA Franklin Systematic U.S. Large Cap Core Portfolio, SA Franklin Systematic U.S. Large Cap Value Portfolio, SA Invesco Growth Opportunities Portfolio, SA Janus Focused Growth Portfolio, SA

JPMorgan Emerging Markets Portfolio, SA JPMorgan Equity-Income Portfolio, SA JPMorgan Mid-Cap Growth Portfolio, SA JPMorgan Ultra Short Bond Portfolio, SA MFS Large Cap Growth Portfolio (formerly, SA MFS Blue Chip Growth Portfolio), SA PIMCO RAE International Value Portfolio, SA PineBridge High-Yield Bond Portfolio, and SA Putnam International Value Portfolio (formerly, SA Putnam International Growth and Income Portfolio).

The information in this Prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any jurisdiction where the offer or sale is not permitted.

SUBJECT TO COMPLETION, DATED FEBRUARY 27, 2025

PROSPECTUS

[  ], 2025

SUNAMERICA SERIES TRUST

(Class 1, Class 2 and Class 3 Shares)

SA AB Growth Portfolio

SA AB Small & Mid Cap Value Portfolio

SA Fidelity Institutional AM® International Growth Portfolio

SA Fidelity Institutional AM® Real Estate Portfolio

SA Franklin BW U.S. Large Cap Value Portfolio

SA Franklin Small Company Value Portfolio

SA Franklin Systematic U.S. Large Cap Core Portfolio

SA Franklin Systematic U.S. Large Cap Value Portfolio

SA Invesco Growth Opportunities Portfolio

SA Janus Focused Growth Portfolio

SA JPMorgan Emerging Markets Portfolio

SA JPMorgan Equity-Income Portfolio

SA JPMorgan Mid-Cap Growth Portfolio

SA JPMorgan Ultra-Short Bond Portfolio

SA MFS Large Cap Growth Portfolio (formerly, SA MFS Blue Chip Growth Portfolio)

SA PIMCO RAE International Value Portfolio

SA PineBridge High-Yield Bond Portfolio

SA Putnam International Value Portfolio (formerly, SA Putnam International Growth and Income Portfolio)

This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

The Securities and Exchange Commission and the Commodity Futures Trading Commission have not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense

- i -

- ii -

PORTFOLIO SUMMARY: SA AB GROWTH PORTFOLIO

Investment Goal

The Portfolio’s investment goal is long-term growth of capital.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. The table and the example below do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Portfolio is offered. If separate account fees were shown, the Portfolio’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class 1		Class 2		Class 3
Management Fees	[	]%	[	]%	[	]%
Service (12b-1) Fees	[	]%	[	]%	[	]%
Other Expenses	[	]%	[	]%	[	]%
Total Annual Portfolio Operating Expenses	[	]%	[	]%	[	]%

Expense Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same (except that the Example incorporates any appliable fee waiver and/or expense limitation arrangements for only the first year). The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

	1 Year			3 Years			5 Years			10 Years
Class 1	$	[	]	$	[	]	$	[	]	$	[	]
Class 2		[	]		[	]		[	]		[	]
Class 3		[	]		[	]		[	]		[	]

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Portfolio’s portfolio turnover rate was [ ]% of the average value of its portfolio.

Principal Investment Strategies of the Portfolio

The Portfolio attempts to achieve its investment goal by investing primarily in equity securities of a limited number of large, carefully selected, high quality U.S. companies that are judged likely to achieve superior long-term earnings growth. The Portfolio may also invest up to 25% of its assets in foreign securities, including emerging market securities. Effective December 11, 2025, the Portfolio will attempt to achieve its investment goal by investing 80% of its net assets in securities of growth companies. For purposes of such policy, a company is considered to be a growth company if it: (i) issues securities that are represented in a third-party growth-style index or that are classified as a growth company by a third-party vendor; (ii) is above the relevant equity market median in at least two “growth metrics” similar to those commonly used by third-party growth index providers or third-party vendors in growth classifications, such as earnings growth, price-to-earnings or sales growth, among others; or (iii) is considered to be a “growth company” in the opinion of the subadviser.

The subadviser’s investment process is driven by bottom-up stock selection. Generally, the subadviser constructs a portfolio of approximately 45 to 60 stocks using a disciplined team approach, while at the same time drawing on the unique ideas of each portfolio manager. Purchase candidates are generally leaders in their industries, with compelling business models, talented management teams and growth prospects that the subadviser deems to be superior to consensus expectations over coming quarters. Stock selection is the primary driver of investment decisions, with all other decisions purely a by-product of the stock-selection process.

The subadviser believes that investment success comes from focusing on companies poised to exceed consensus growth expectations on the upside. As a result, the Portfolio tends to exhibit strong earnings growth relative to consensus and to the benchmark as a whole, which typically results in attractive valuations.

For purposes of the Portfolio’s 80% policy, net assets include the amount of any borrowings for investment purposes. Effective December 11, 2025, for purposes of the Portfolio’s 80% policy, the Adviser will consider a derivative instrument an investment within the 80%

PORTFOLIO SUMMARY: SA AB GROWTH PORTFOLIO

policy described above if the Adviser determines the derivative provides exposure to the types of investments that are in the 80% policy or exposure to one or more market risk factors associated with such investments.

Principal Risks of Investing in the Portfolio

As with any mutual fund, there can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. If the value of the assets of the Portfolio goes down, you could lose money.

The following is a summary of the principal risks of investing in the Portfolio.

Equity Securities Risk. The Portfolio invests principally in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly.

PORTFOLIO SUMMARY: SA AB GROWTH PORTFOLIO

Large-Cap Companies Risk. Large-cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Portfolio’s value may not rise as much as the value of portfolios that emphasize smaller companies. Larger, more established companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rate of successful smaller companies, particularly during extended periods of economic expansion.

Growth Stock Risk. The Portfolio invests substantially in growth style stocks. Growth stocks may lack the dividend yield associated with value stocks that can cushion total return in a bear market. Also, growth stocks normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often decline more than other stocks.

Foreign Investment Risk. The Portfolio’s investments in the securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Portfolio invests may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Portfolio’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability and other conditions or events (including, for example, military confrontations, war, terrorism, sanctions, disease/virus, outbreaks and epidemics). Lack of relevant data and reliable public information may also affect the value of these securities. The risks of foreign investments are heightened when investing in issuers in emerging market countries.

Emerging Markets Risk. Risks associated with investments in emerging markets may include: delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasive corruption and crime; exchange rate volatility; inflation, deflation or currency devaluation; violent military or political conflicts; confiscations and other government restrictions by the United States or other governments; and government instability. As a result, investments in emerging market securities tend to be more volatile than investments in developed countries.

Issuer Risk. The value of a security may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.

Management Risk. The Portfolio is subject to management risk because it is an actively-managed investment portfolio. The Portfolio’s portfolio managers apply investment techniques and risk analyses in making investment decisions, but there can be no guarantee that these decisions or the individual securities selected by the portfolio managers will produce the desired results.

Market Risk. The Portfolio’s share price or the market as a whole can decline for many reasons or be adversely affected by a number of factors, including, without limitation: weakness in the broad market, a particular industry, or specific holdings; adverse political, regulatory or economic developments in the United States or abroad; changes in investor psychology; heavy institutional selling; military confrontations, war, terrorism and other armed conflicts, disease/virus outbreaks and epidemics; recessions; taxation and international tax treaties; currency, interest rate and price fluctuations; and other conditions or events. In addition, the subadviser’s assessment of securities held in the Portfolio may prove incorrect, resulting in losses or poor performance even in a rising market.

Country, Sector or Industry Focus Risk. To the extent the Portfolio invests a significant portion of its assets in one or only a few countries, sectors or industries at a time, the Portfolio will face a greater risk of loss due to factors affecting that single or those few countries, sectors or industries than if the Portfolio always maintained wide diversity among the countries, sectors and industries in which it invests.

Affiliated Fund Rebalancing Risk. The Portfolio may be an investment option for other mutual funds for which SunAmerica Asset Management, LLC (“SunAmerica”) serves as investment adviser that are managed as “funds of funds.” From time to time, the Portfolio may experience relatively large redemptions or investments due to the rebalancing of a fund of funds. In the event of such redemptions or investments, the Portfolio could be required to sell securities or to invest cash at a time when it is not advantageous to do so.

PORTFOLIO SUMMARY: SA AB GROWTH PORTFOLIO

Performance Information

The following bar chart illustrates the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and the table compares the Portfolio’s average annual returns to those of the S&P 500® Index (a broad-based securities market index) and the Russell 1000® Growth Index, which is relevant to the Portfolio because it has characteristics similar to the Portfolio’s investment strategies. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.

(Class 1 Shares)

[REVISED PERFORMANCE CHART TO COME]

During the period shown in the bar chart:

Highest Quarterly Return:	[June 30, 2020	25.94%]
Lowest Quarterly Return:	[June 30, 2022	-18.05%]
Year to Date Most Recent Quarter:	[ ]	[ ]%

Average Annual Total Returns (For the periods ended December 31, 2024)

	1 Year		5 Years		10 Years
Class 1 Shares	[	]%	[	]%	[	]%
Class 2 Shares	[	]%	[	]%	[	]%
Class 3 Shares	[	]%	[	]%	[	]%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	[	]%	[	]%	[	]%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	[	]%	[	]%	[	]%

Investment Adviser

The Portfolio’s investment adviser is SunAmerica.

The Portfolio is subadvised by AllianceBernstein L.P.

Portfolio Managers

Name and Title	Portfolio Manager of the Portfolio Since

John H. Fogarty, CFA Co-CIO – US Growth Equities	2012
Vinay Thapar, CFA Co-CIO – US Growth Equities	2018

Additional Information

For important information about purchases and sales of Portfolio shares, taxes and payments to broker-dealers and other financial intermediaries, please turn to the “Important Additional Information” section on page 83.

PORTFOLIO SUMMARY: SA AB SMALL & MID CAP VALUE PORTFOLIO

Investment Goal

The Portfolio’s investment goal is long-term growth of capital.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. The table and the example below do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Portfolio is offered. If separate account fees were shown, the Portfolio’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class 1		Class 2		Class 3
Management Fees	[	]%	[	]%	[	]%
Service (12b-1) Fees	[	]%	[	]%	[	]%
Other Expenses	[	]%	[	]%	[	]%
Total Annual Portfolio Operating Expenses Before Fee Waivers and/or Expense Reimbursements	[	]%	[	]%	[	]%
Fee Waivers and/or Expense Reimbursements[1]	[	]%	[	]%	[	]%
Total Annual Portfolio Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	[	]%	[	]%	[	]%

[1]

Pursuant to an Advisory Fee Waiver Agreement, effective through April 30, 2026, SunAmerica Asset Management, LLC (“SunAmerica”) is contractually obligated to waive a portion of its advisory fee on an annual basis with respect to the Portfolio so that the advisory fee rate payable by the Portfolio to SunAmerica is equal to 0.880% of the Portfolio’s average daily net assets on the first $250 million and 0.830% of the Portfolio’s average daily net assets over $250 million. SunAmerica may not recoup any advisory fees waived with respect to the Portfolio pursuant to the Advisory Fee Waiver Agreement. This agreement may be modified or discontinued prior to April 30, 2026 only with the approval of the Board of Trustees of SunAmerica Series Trust (the “Trust”), including a majority of the trustees who are not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended.

Expense Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same (except that the Example incorporates any appliable fee waiver and/or expense limitation arrangements for only the first year). The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

	1 Year			3 Years			5 Years			10 Years
Class 1	$	[	]	$	[	]	$	[	]	$	[	]
Class 2		[	]		[	]		[	]		[	]
Class 3		[	]		[	]		[	]		[	]

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Portfolio’s portfolio turnover rate was [ ]% of the average value of its portfolio.

Principal Investment Strategies of the Portfolio

The Portfolio attempts to achieve its goal by investing, under normal circumstances, at least 80% of its net assets in equity securities of companies with small and medium market capitalizations that the subadviser determines to be undervalued. Effective December 11, 2025, the Portfolio will attempt to achieve its goal by investing, under normal circumstances, at least 80% of its net assets in securities of value companies with small and medium market capitalizations. For purposes of such policy, a company is considered to be a value company if it: (i) issues securities that are represented in a third-party value-style index or that are classified as a value company by a third-party vendor; (ii) is below the relevant equity market median in at least two “value metrics” similar to those commonly used by third-party value index providers or third-party vendors in value classifications, such as earnings growth, price-to-earnings or sales growth, among others; or (iii) is considered to be a “value company” in the opinion of the subadviser. Small and medium market capitalization companies are those with market capitalizations less than or equal to the largest company in the Russell Midcap® Index during the most recent 12-month period. The Portfolio primarily invests in equity securities.

PORTFOLIO SUMMARY: SA AB SMALL & MID CAP VALUE PORTFOLIO

The subadviser uses proprietary quantitative research tools that balance valuation against quality factors and fundamental research insights to identify the most attractive stocks in the small- and mid-capitalization universe. It then performs rigorous fundamental company and industry research to determine the long term earnings power of those companies. Once a stock’s expected return has been established from these quantitative and fundamental perspectives, its risk penalty or benefit is assessed and the portfolio is constructed with those companies with the most attractive risk adjusted returns.

The Portfolio may invest in convertible securities (up to 20% of net assets), rights and warrants (up to 10% of net assets) and foreign securities (up to 15% of net assets).

For purposes of the Portfolio’s 80% policy, net assets include the amount of any borrowings for investment purposes. Additionally, effective on or about December 11, 2025, a derivative instrument that provides exposure to the types of investments that are included in the 80% policy or exposure to one or more market risk factors associated with such investments will be counted towards compliance with the 80% policy.

PORTFOLIO SUMMARY: SA AB SMALL & MID CAP VALUE PORTFOLIO

Principal Risks of Investing in the Portfolio

As with any mutual fund, there can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. If the value of the assets of the Portfolio goes down, you could lose money.

The following is a summary of the principal risks of investing in the Portfolio.

Equity Securities Risk. The Portfolio invests principally in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly.

Value Investing Risk. The subadviser’s judgment that a particular security is undervalued in relation to the company’s fundamental economic value may prove incorrect.

Small-and Mid-Cap Companies Risk. Companies with smaller market capitalizations (particularly under $1 billion depending on the market) tend to be at early stages of development with limited product lines, operating histories, market access for products, financial resources, access to new capital, or depth in management. It may be difficult to obtain reliable information and financial data about these companies. Consequently, the securities of smaller companies may not be as readily marketable and may be subject to more abrupt or erratic market movements than companies with larger capitalizations. Securities of medium-sized companies are also subject to these risks to a lesser extent.

Convertible Securities Risk. The values of the convertible securities in which the Portfolio may invest will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, certain types of convertible securities may pay fixed interest and dividends; their values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back or “call” certain of the convertible securities at a time unfavorable to the Portfolio.

Foreign Investment Risk. The Portfolio’s investments in the securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Portfolio invests may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Portfolio’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability and other conditions or events (including, for example, military confrontations, war, terrorism, sanctions, disease/virus, outbreaks and epidemics). Lack of relevant data and reliable public information may also affect the value of these securities.

Issuer Risk. The value of a security may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.

Management Risk. The Portfolio is subject to management risk because it is an actively-managed investment portfolio. The Portfolio’s portfolio managers apply investment techniques and risk analyses in making investment decisions, but there can be no guarantee that these decisions or the individual securities selected by the portfolio managers will produce the desired results.

Market Risk. The Portfolio’s share price or the market as a whole can decline for many reasons or be adversely affected by a number of factors, including, without limitation: weakness in the broad market, a particular industry, or specific holdings; adverse political, regulatory or economic developments in the United States or abroad; changes in investor psychology; heavy institutional selling; military confrontations, war, terrorism and other armed conflicts, disease/virus outbreaks and epidemics; recessions; taxation and international tax treaties; currency, interest rate and price fluctuations; and other conditions or events. In addition, the subadviser’s assessment of securities held in the Portfolio may prove incorrect, resulting in losses or poor performance even in a rising market.

Warrants and Rights Risk. Warrants and rights can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Warrants and rights have no voting rights, pay no dividends and have no rights with respect to the assets of the issuer other than a purchase option. Prices of warrants and rights do not necessarily move in tandem with the prices of the underlying securities and therefore are highly volatile and speculative investments. Warrants and rights may lack a liquid secondary market for resale.

PORTFOLIO SUMMARY: SA AB SMALL & MID CAP VALUE PORTFOLIO

Affiliated Fund Rebalancing Risk. The Portfolio may be an investment option for other mutual funds for which SunAmerica serves as investment adviser that are managed as “funds of funds.” From time to time, the Portfolio may experience relatively large redemptions or investments due to the rebalancing of a fund of funds. In the event of such redemptions or investments, the Portfolio could be required to sell securities or to invest cash at a time when it is not advantageous to do so.

Performance Information

The following bar chart illustrates the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and the table compares the Portfolio’s average annual returns to those of the Russell 3000® Index (a broad-based securities market index) and the Russell 2500® Value Index, which is relevant to the Portfolio because it has characteristics similar to the Portfolio’s investment strategies. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.

(Class 2 Shares)

[REVISED PERFORMANCE CHART TO COME]

During the period shown in the bar chart:

Highest Quarterly Return:	[December 31, 2020	28.97	%]
Lowest Quarterly Return:	[March 31, 2020	-36.36	%]
Year to Date Most Recent Quarter:	[ ]	[	]%

Average Annual Total Returns (For the periods ended December 31, 2024)

	1 Year		5 Years		10 Years
Class 1 Shares	[	]%	[	]%	[	]%
Class 2 Shares	[	]%	[	]%	[	]%
Class 3 Shares	[	]%	[	]%	[	]%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	[	]%	[	]%	[	]%
Russell 2500® Value Index (reflects no deduction for fees, expenses or taxes)	[	]%	[	]%	[	]%

Investment Adviser

The Portfolio’s investment adviser is SunAmerica.

The Portfolio is subadvised by AllianceBernstein L.P.

Portfolio Managers

Name and Title	Portfolio Manager of the Portfolio Since

James MacGregor Chief Investment Officer – Small- and Mid-Cap Value Equities	2005
Erik Turenchalk Co-Portfolio Manager – Small- and Mid- Cap Value Equities	2019

Additional Information

For important information about purchases and sales of Portfolio shares, taxes and payments to broker-dealers and other financial intermediaries, please turn to the “Important Additional Information” section on page 83.

PORTFOLIO SUMMARY: SA FIDELITY INSTITUTIONAL AM® INTERNATIONAL GROWTH PORTFOLIO

Investment Goal

The Portfolio’s investment goal is to seek long-term growth of capital.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. The table and the example below do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Portfolio is offered. If separate account fees were shown, the Portfolio’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class 1		Class 2		Class 3
Management Fees	[	]%	[	]%	[	]%
Service (12b-1) Fees	[	]%	[	]%	[	]%
Other Expenses	[	]%	[	]%	[	]%
Total Annual Portfolio Operating Expenses	[	]%	[	]%	[	]%

Expense Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same (except that the Example incorporates any appliable fee waiver and/or expense limitation arrangements for only the first year). The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

	1 Year			3 Years			5 Years			10 Years
Class 1	$	[	]	$	[	]	$	[	]	$	[	]
Class 2		[	]		[	]		[	]		[	]
Class 3		[	]		[	]		[	]		[	]

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Portfolio’s portfolio turnover rate was [ ]% of the average value of its portfolio.

Principal Investment Strategies of the Portfolio

The Portfolio attempts to achieve its goal by investing primarily in non-U.S. securities, including securities of issuers located in emerging markets, that demonstrate the potential for capital appreciation. Under normal circumstances, the Portfolio’s assets will be invested primarily in common stocks, which may include stocks trading in local markets under local currencies, American Depositary Receipts or Global Depositary Receipts. The Portfolio may invest in equity securities of companies in any market capitalization range. Under normal market conditions, the Portfolio will hold investments in a number of different countries and regions throughout the world. In buying and selling securities for the Portfolio, the subadviser relies on fundamental analysis, which involves a bottom-up assessment of a company’s potential for success in light of various factors, such as its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions. Effective December 11, 2025, the Portfolio will attempt to achieve its investment goal by investing 80% of its net assets in securities of growth companies. For purposes of such policy, a company is considered to be a growth company if it: (i) issues securities that are represented in a third-party growth-style index or that are classified as a growth company by a third-party vendor; (ii) is above the relevant equity market median in at least two “growth metrics” similar to those commonly used by third-party growth index providers or third-party vendors in growth classifications, such as earnings growth, price-to-earnings or sales growth, among others; or (iii) is considered to be a “growth company” in the opinion of the subadviser.

The subadviser may engage in frequent and active trading of portfolio securities.

For purposes of the Portfolio’s 80% policy, net assets include the amount of any borrowings for investment purposes. Additionally, effective on or about December 11, 2025, a derivative instrument that provides exposure to the types of investments that are included in the 80%

PORTFOLIO SUMMARY: SA FIDELITY INSTITUTIONAL AM® INTERNATIONAL GROWTH PORTFOLIO

policy or exposure to one or more market risk factors associated with such investments will be counted towards compliance with the 80% policy.

PORTFOLIO SUMMARY: SA FIDELITY INSTITUTIONAL AM® INTERNATIONAL GROWTH PORTFOLIO

Principal Risks of Investing in the Portfolio

As with any mutual fund, there can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. If the value of the assets of the Portfolio goes down, you could lose money.

The following is a summary of the principal risks of investing in the Portfolio.

Equity Securities Risk. The Portfolio invests principally in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly.

Large-Cap Companies Risk. Large-cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Portfolio’s value may not rise as much as the value of portfolios that emphasize smaller companies. Larger, more established companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rate of successful smaller companies, particularly during extended periods of economic expansion.

Small- and Mid-Cap Companies Risk. Companies with smaller market capitalizations (particularly under $1 billion depending on the market) tend to be at early stages of development with limited product lines, operating histories, market access for products, financial resources, access to new capital, or depth in management. It may be difficult to obtain reliable information and financial data about these companies. Consequently, the securities of smaller companies may not be as readily marketable and may be subject to more abrupt or erratic market movements than companies with larger capitalizations. Securities of medium-sized companies are also subject to these risks to a lesser extent.

Foreign Investment Risk. The Portfolio’s investments in the securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Portfolio invests may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Portfolio’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability and other conditions or events (including, for example, military confrontations, war, terrorism, sanctions, disease/virus, outbreaks and epidemics). Lack of relevant data and reliable public information may also affect the value of these securities. The risks of foreign investments are heightened when investing in issuers in emerging market countries.

Emerging Markets Risk. Risks associated with investments in emerging markets may include: delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasive corruption and crime; exchange rate volatility; inflation, deflation or currency devaluation; violent military or political conflicts; confiscations and other government restrictions by the United States or other governments; and government instability. As a result, investments in emerging market securities tend to be more volatile than investments in developed countries.

Foreign Currency Risk. The value of the Portfolio’s foreign investments may fluctuate due to changes in currency exchange rates. A decline in the value of foreign currencies relative to the U.S. dollar generally can be expected to depress the value of the Portfolio’s non-U.S. dollar-denominated securities.

Issuer Risk. The value of a security may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.

Management Risk. The Portfolio is subject to management risk because it is an actively-managed investment portfolio. The Portfolio’s portfolio managers apply investment techniques and risk analyses in making investment decisions, but there can be no guarantee that these decisions or the individual securities selected by the portfolio managers will produce the desired results.

Market Risk. The Portfolio’s share price or the market as a whole can decline for many reasons or be adversely affected by a number of factors, including, without limitation: weakness in the broad market, a particular industry, or specific holdings; adverse political, regulatory or economic developments in the United States or abroad; changes in investor psychology; heavy institutional selling; military confrontations, war, terrorism and other armed conflicts, disease/virus outbreaks and epidemics; recessions; taxation and international tax treaties; currency, interest rate and price fluctuations; and other conditions or events. In addition, the subadviser’s assessment of securities held in the Portfolio may prove incorrect, resulting in losses or poor performance even in a rising market.

PORTFOLIO SUMMARY: SA FIDELITY INSTITUTIONAL AM® INTERNATIONAL GROWTH PORTFOLIO

Country, Sector or Industry Focus Risk. To the extent the Portfolio invests a significant portion of its assets in one or only a few countries, sectors or industries at a time, the Portfolio will face a greater risk of loss due to factors affecting that single or those few countries, sectors or industries than if the Portfolio always maintained wide diversity among the countries, sectors and industries in which it invests.

Active Trading Risk. The Portfolio may engage in frequent trading of securities to achieve its investment goal. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Portfolio and could affect its performance. During periods of increased market volatility, active trading may be more pronounced.

Affiliated Funds Rebalancing Risk. The Portfolio may be an investment option for other mutual funds for which SunAmerica Asset Management, LLC (“SunAmerica”) serves as investment adviser that are managed as “funds of funds.” From time to time, the Portfolio may experience relatively large redemptions or investments due to the rebalancing of a fund of funds. In the event of such redemptions or investments, the Portfolio could be required to sell securities or to invest cash at a time when it is not advantageous to do so.

Performance Information

The following bar chart illustrates the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and the table compares the Portfolio’s average annual returns to those of the MSCI ACWI ex-U.S. Index (net) (a broad-based securities market index), which is relevant to the Portfolio because it has characteristics similar to the Portfolio’s investment strategies. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.

(Class 1 Shares)

[REVISED PERFORMANCE CHART TO COME]

During the period shown in the bar chart:

Highest Quarterly Return:	[June 30, 2020	18.34	%]
Lowest Quarterly Return:	[June 30, 2022	-18.74	%]
Year to Date Most Recent Quarter:	[ ]	[	]%

Average Annual Total Returns (For the periods ended December 31, 2024)

	1 Year		5 Years		10 Years
Class 1 Shares	[	]%	[	]%	[	]%
Class 3 Shares	[	]%	[	]%	[	]%
MSCI ACWI ex-U.S. Index (net)	[	]%	[	]%	[	]%

Investment Adviser

The Portfolio’s investment adviser is SunAmerica.

The Portfolio is subadvised by FIAM LLC.

Portfolio Managers

Name and Title	Portfolio Manager of the Portfolio Since

Sammy Simnegar Portfolio Manager	2019

Additional Information

For important information about purchases and sales of Portfolio shares, taxes and payments to broker-dealers and other financial intermediaries, please turn to the “Important Additional Information” section on page 83.

PORTFOLIO SUMMARY: SA FIDELITY INSTITUTIONAL AM® REAL ESTATE PORTFOLIO

Investment Goal

The Portfolio’s investment goal is total return through a combination of growth and income.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. The table and the example below do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Portfolio is offered. If separate account fees were shown, the Portfolio’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class 1		Class 2		Class 3
Management Fees	[	]%	[	]%	[	]%
Service (12b-1) Fees	[	]%	[	]%	[	]%
Other Expenses	[	]%	[	]%	[	]%
Total Annual Portfolio Operating Expenses	[	]%	[	]%	[	]%

Expense Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same (except that the Example incorporates any appliable fee waiver and/or expense limitation arrangements for only the first year). The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

	1 Year			3 Years			5 Years			10 Years
Class 1	$	[	]	$	[	]	$	[	]	$	[	]
Class 2		[	]		[	]		[	]		[	]
Class 3		[	]		[	]		[	]		[	]

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Portfolio’s portfolio turnover rate was [ ]% of the average value of its portfolio.

Principal Investment Strategies of the Portfolio

The Portfolio attempts to achieve its goal by investing, under normal circumstances, at least 80% of assets in securities of companies principally engaged in the real estate industry and other real estate related investments. Effective December 11, 2025, the Portfolio will attempt to achieve its investment goal by investing 80% of its net assets in securities of companies determined by a third-party vendor to be in the real estate sector.

The Portfolio’s subadviser believes that rigorous, bottom-up, fundamental research is the most effective manner in which to identify real estate companies with the potential for higher than average growth rates and strong balance sheets that can be purchased at reasonable prices. This bottom-up research is generated by a team of skilled analysts specifically dedicated to the U.S. real estate investment trust (“REIT”) sector. The subadviser’s investment philosophy is built upon the belief that security selection has a higher probability of repeatability and success in different market environments. Accurately forecasting companies’ future cash flow growth can help drive strong returns and benchmark outperformance. Additionally, identifying stocks that are dislocated from the market on relative fundamental and valuation bases can also help generate returns.

The Portfolio is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified portfolio. The Portfolio, from time to time, may have significant investments in one or more countries or in particular sectors.

For purposes of the Portfolio’s 80% policy, net assets include the amount of any borrowings for investment purposes. Additionally, effective on or about December 11, 2025, a derivative instrument that provides exposure to the types of investments that are included in the 80% policy or exposure to one or more market risk factors associated with such investments will be counted towards compliance with the 80% policy.

PORTFOLIO SUMMARY: SA FIDELITY INSTITUTIONAL AM® REAL ESTATE PORTFOLIO

Principal Risks of Investing in the Portfolio

As with any mutual fund, there can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. If the value of the assets of the Portfolio goes down, you could lose money.

The following is a summary of the principal risks of investing in the Portfolio

Equity Securities Risk. The Portfolio invests principally in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly.

PORTFOLIO SUMMARY: SA FIDELITY INSTITUTIONAL AM® REAL ESTATE PORTFOLIO

Real Estate Industry Risk. The Portfolio is subject to the risks associated with the direct ownership of real estate. These risks include declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, fluctuations in rental income, changes in neighborhood values, changes in the appeal of properties to tenants and increases in interest rates. The Portfolio also could be subject to the risks of direct ownership as a result of a default on a debt security it may own. If the Portfolio has rental income or income from the disposition of real property, the receipt of such income may adversely affect its ability to retain its tax status as a regulated investment company. Most of the Portfolio’s investments are, and likely will continue to be, interests in REITs. REITs may be leveraged, which increases risk.

Non-Diversification Risk. The Portfolio is organized as a “non-diversified” fund. A non-diversified fund may invest a larger portion of assets in the securities of a single company than a diversified fund. By concentrating in a smaller number of issuers, the Portfolio’s risk may be increased because the effect of each security on the Portfolio’s performance is greater.

Sector or Industry Focus Risk. To the extent the Portfolio invests a significant portion of its assets in one or more sectors or industries at a time, the Portfolio will face a greater risk of loss due to factors affecting sectors or industries than if the Portfolio always maintained wide diversity among the sectors and industries in which it invests.

Issuer Risk. The value of a security may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.

Management Risk. The Portfolio is subject to management risk because it is an actively-managed investment portfolio. The Portfolio’s portfolio managers apply investment techniques and risk analyses in making investment decisions, but there can be no guarantee that these decisions or the individual securities selected by the portfolio managers will produce the desired results.

Market Risk. The Portfolio’s share price or the market as a whole can decline for many reasons or be adversely affected by a number of factors, including, without limitation: weakness in the broad market, a particular industry, or specific holdings; adverse political, regulatory or economic developments in the United States or abroad; changes in investor psychology; heavy institutional selling; military confrontations, war, terrorism and other armed conflicts, disease/virus outbreaks and epidemics; recessions; taxation and international tax treaties; currency, interest rate and price fluctuations; and other conditions or events. In addition, the subadviser’s assessment of securities held in the Portfolio may prove incorrect, resulting in losses or poor performance even in a rising market.

Affiliated Fund Rebalancing Risk. The Portfolio may be an investment option for other mutual funds for which SunAmerica Asset Management, LLC (“SunAmerica”) serves as investment adviser that are managed as “funds of funds.” From time to time, the Portfolio may experience relatively large redemptions or investments due to the rebalancing of a fund of funds. In the event of such redemptions or investments, the Portfolio could be required to sell securities or to invest cash at a time when it is not advantageous to do so.

Performance Information

The Portfolio’s benchmark is the FTSE NAREIT Equity REITs Index. The subadviser believes that the FTSE NAREIT Equity REITs Index is representative of the investible universe.

The following bar chart illustrates the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and the table compares the Portfolio’s average annual returns to those of the S&P 500® Index (a broad-based securities market index) and the FTSE NAREIT Equity REITs Index, which is relevant to the Portfolio because it has similar characteristics to the Portfolio’s investment strategies. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.

FIAM LLC (“FIAM”) assumed subadvisory duties of the Portfolio on October 1, 2013. Prior to October 1, 2013,

PORTFOLIO SUMMARY: SA FIDELITY INSTITUTIONAL AM® REAL ESTATE PORTFOLIO

Davis Selected Advisers, L.P. d/b/a Davis Advisors served as subadviser.

(Class 1 Shares)

[REVISED PERFORMANCE CHART TO COME]

During the period shown in the bar chart:

Highest Quarterly Return:	[March 31, 2019	17.02	%]
Lowest Quarterly Return:	[March 31, 2020	-21.85	%]
Year to Date Most Recent Quarter:	[ ]	[	]%

Average Annual Total Returns (For the periods ended December 31, 2024)

	1 Year		5 Years		10 Years
Class 1 Shares	[	]%	[	]%	[	]%
Class 2 Shares	[	]%	[	]%	[	]%
Class 3 Shares	[	]%	[	]%	[	]%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	[	]%	[	]%	[	]%
FTSE NAREIT Equity REITs Index (reflects no deduction for fees, expenses or taxes)	[	]%	[	]%	[	]%

Investment Adviser

The Portfolio’s investment adviser is SunAmerica.

The Portfolio is subadvised by FIAM.

Portfolio Manager

Name and Title	Portfolio Manager of the Portfolio Since

Samuel Wald, CFA Portfolio Manager	2013

Additional Information

For important information about purchases and sales of Portfolio shares, taxes and payments to broker-dealers and other financial intermediaries, please turn to the “Important Additional Information” section on page 83.

PORTFOLIO SUMMARY: SA FRANKLIN BW U.S. LARGE CAP VALUE PORTFOLIO

Investment Goal

The Portfolio’s investment goal is growth of capital.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. The table and the example below do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Portfolio is offered. If separate account fees were shown, the Portfolio’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class 1		Class 2		Class 3
Management Fees	[	]%	[	]%	[	]%
Service (12b-1) Fees	[	]%	[	]%	[	]%
Other Expenses	[	]%	[	]%	[	]%
Total Annual Portfolio Operating Expenses Before Fee Waivers and/or Reimbursements	[	]%	[	]%	[	]%
Fee Waivers and/or Expense Reimbursements[1]	[	]%	[	]%	[	]%
Total Annual Portfolio Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	[	]%	[	]%	[	]%

[1]

Pursuant to an Advisory Fee Waiver Agreement, effective through April 30, 2026, SunAmerica Asset Management, LLC (“SunAmerica”) is contractually obligated to waive its advisory fee with respect to the Portfolio so that the advisory fee payable by the Portfolio to SunAmerica equals 0.67% of average daily net assets. This agreement may be modified or discontinued prior to April 30, 2026 only with the approval of the Board of Trustees of SunAmerica Series Trust (the “Trust”), including a majority of the trustees who are not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended.

Expense Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same (except that the Example incorporates any appliable fee waiver and/or expense limitation arrangements for only the first year). The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

	1 Year			3 Years			5 Years			10 Years
Class 1	$	[	]	$	[	]	$	[	]	$	[	]
Class 2		[	]		[	]		[	]		[	]
Class 3		[	]		[	]		[	]		[	]

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Portfolio’s portfolio turnover rate was [ ]% of the average value of its portfolio.

Principal Investment Strategies of the Portfolio

The Portfolio attempts to achieve its goal by, under normal circumstances, investing at least 80% of its net assets in equity securities of large capitalization companies. Large capitalization companies are those with market capitalizations similar to companies in the Russell 1000® Value Index (the “Index”). As of [ ], the median market capitalization of a company in the Index was approximately $[ ] billion and the dollar-weighted average market capitalization of the companies in the Index was approximately $[ ] billion. The size of the companies in the Index changes with market conditions and the composition of the Index. The Portfolio may invest in foreign securities, including emerging market securities, either directly or through depositary receipts. The Portfolio holds equity securities of approximately 150-250 companies under normal market conditions. Effective December 11, 2025, the Portfolio will attempt to achieve its investment goal by investing 80% of its net assets in securities of U.S. large capitalization value companies. For purposes of such policy, a company is considered to be a value company if it: (i) issues securities that are represented in a third-party value-style index or that are classified as a value company by a third-party vendor; (ii) is below the relevant equity market median in at least two “value metrics” similar to those commonly used by third-party value index providers or third-party vendors in value classifications, such as earnings growth, price-to-earnings or sales growth, among others; or (iii) is considered to be a “value company” in the opinion of the subadviser. The Portfolio invests primarily in equity securities.

PORTFOLIO SUMMARY: SA FRANKLIN BW U.S. LARGE CAP VALUE PORTFOLIO

The subadviser selects securities for the Portfolio that it believes are undervalued or out of favor based primarily on price-to-earnings ratios, price-to-book ratios, price momentum, and share change and quality. The subadviser’s investment process begins by screening for low valuation companies based on their price-to-earnings or price-to-book ratios, and using quantitative analysis to eliminate equity securities that have poor price momentum and high relative share issuance. The subadviser then performs a fundamental analysis on the remaining equity securities to identify and eliminate those securities that it believes will have difficulty outperforming the Index. The subadviser may consider other factors in its selection process.

The subadviser typically sells a security of a company held by the Portfolio when it believes the company is no longer a large capitalization value company, if the company’s fundamentals deteriorate, when an investment opportunity arises that the subadviser believes is more compelling, or to realize gains or limit potential losses

For purposes of the Portfolio’s 80% policy, net assets include the amount of any borrowings for investment purposes. Additionally, effective on or about December 11, 2025, a derivative instrument that provides exposure to the types of investments that are included in the 80% policy or exposure to one or more market risk factors associated with such investments will be counted towards compliance with the 80% policy.

PORTFOLIO SUMMARY: SA FRANKLIN BW U.S. LARGE CAP VALUE PORTFOLIO

Principal Risks of Investing in the Portfolio

As with any mutual fund, there can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. If the value of the assets of the Portfolio goes down, you could lose money.

The following is a summary of the principal risks of investing in the Portfolio.

Equity Securities Risk. The Portfolio invests principally in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly.

Value Investing Risk. The subadviser’s judgment that a particular security is undervalued in relation to the company’s fundamental economic value may prove incorrect.

Large-Cap Companies Risk. Large-cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Portfolio’s value may not rise as much as the value of portfolios that emphasize smaller companies. Larger, more established companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rate of successful smaller companies, particularly during extended periods of economic expansion.

Foreign Investment Risk. The Portfolio’s investments in the securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Portfolio invests may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Portfolio’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability and other conditions or events (including, for example, military confrontations, war, terrorism, sanctions, disease/virus, outbreaks and epidemics). Lack of relevant data and reliable public information may also affect the value of these securities. The risks of foreign investments are heightened when investing in issuers in emerging market countries.

Emerging Markets Risk. Risks associated with investments in emerging markets may include: delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasive corruption and crime; exchange rate volatility; inflation, deflation or currency devaluation; violent military or political conflicts; confiscations and other government restrictions by the United States or other governments; and government instability. As a result, investments in emerging market securities tend to be more volatile than investments in developed countries.

Issuer Risk. The value of a security may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.

Management Risk. The Portfolio is subject to management risk because it is an actively-managed investment portfolio. The Portfolio’s portfolio managers apply investment techniques and risk analyses in making investment decisions, but there can be no guarantee that these decisions or the individual securities selected by the portfolio managers will produce the desired results.

Market Risk. The Portfolio’s share price or the market as a whole can decline for many reasons or be adversely affected by a number of factors, including, without limitation: weakness in the broad market, a particular industry, or specific holdings; adverse political, regulatory or economic developments in the United States or abroad; changes in investor psychology; heavy institutional selling; military confrontations, war, terrorism and other armed conflicts, disease/virus outbreaks and epidemics; recessions; taxation and international tax treaties; currency, interest rate and price fluctuations; and other conditions or events. In addition, the subadviser’s assessment of securities held in the Portfolio may prove incorrect, resulting in losses or poor performance even in a rising market.

Affiliated Fund Rebalancing Risk. The Portfolio may be an investment option for other mutual funds for which SunAmerica serves as investment adviser that are managed as “funds of funds.” From time to time, the Portfolio may experience relatively large redemptions or investments due to the rebalancing of a fund of funds. In

PORTFOLIO SUMMARY: SA FRANKLIN BW U.S. LARGE CAP VALUE PORTFOLIO

the event of such redemptions or investments, the Portfolio could be required to sell securities or to invest cash at a time when it is not advantageous to do so.

Active Trading Risk. The Portfolio may engage in frequent trading of securities to achieve its investment goal. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Portfolio and could affect its performance. During periods of increased market volatility, active trading may be more pronounced.

Performance Information

The following bar chart illustrates the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and the table compares the Portfolio’s average annual returns to those of the S&P 500® Index (a broad-based securities market index) and the Russell 1000® Value Index, which is relevant to the Portfolio because it has characteristics similar to the Portfolio’s investment strategies. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.

Brandywine Global Investment Management, LLC (“Brandywine”) assumed subadvisory duties of the Portfolio on September 8, 2015. Prior to September 8, 2015, Davis Selected Advisers, L.P. d/b/a Davis Advisors subadvised the Portfolio.

(Class 1 Shares)

[REVISED PERFORMANCE CHART TO COME]

During the period shown in the bar chart:

Highest Quarterly Return:	[December 31, 2022	16.20	%]
Lowest Quarterly Return:	[March 31, 2020	-27.39	%]
Year to Date Most Recent Quarter:	[ ]	[	]%

Average Annual Total Returns (For the periods ended December 31, 2024)

	1 Year		5 Years		10 Years
Class 1 Shares	[	]%	[	]%	[	]%
Class 2 Shares	[	]%	[	]%	[	]%
Class 3 Shares	[	]%	[	]%	[	]%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	[	]%	[	]%	[	]%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	[	]%	[	]%	[	]%

Investment Adviser

The Portfolio’s investment adviser is SunAmerica.

The Portfolio is subadvised by Brandywine.

Portfolio Managers

Name and Title	Portfolio Manager of the Portfolio Since

Joseph J. Kirby Lead Portfolio Manager	2015
Henry F. Otto Managing Director and Portfolio Manager	2015
Steven M. Tonkovich Managing Director and Portfolio Manager	2015

Additional Information

For important information about purchases and sales of Portfolio shares, taxes and payments to broker-dealers and other financial intermediaries, please turn to the “Important Additional Information” section on page 83.

PORTFOLIO SUMMARY: SA FRANKLIN SMALL COMPANY VALUE PORTFOLIO

Investment Goal

The Portfolio’s investment goal is long-term growth of capital.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. The table and the example below do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Portfolio is offered. If separate account fees were shown, the Portfolio’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class 1		Class 3
Management Fees	[	]%	[	]%
Service (12b-1) Fees	[	]%	[	]%
Other Expenses	[	]%	[	]%
Total Annual Portfolio Operating Expenses Before Fee Waivers and/or Expense Reimbursements	[	]%	[	]%
Fee Waivers and/or Expense Reimbursements[1]	[	]%	[	]%
Total Annual Portfolio Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	[	]%	[	]%

[1]

Pursuant to an Advisory Fee Waiver Agreement, effective through April 30, 2026, SunAmerica Asset Management, LLC (“SunAmerica”) is contractually obligated to waive its advisory fee under the Investment Advisory and Management Agreement with respect to the Portfolio so that the advisory fee payable by the Portfolio is equal to 0.95% on the first $200 million, 0.87% on the next $300 million, and 0.85% thereafter. This agreement may be modified or discontinued prior to April 30, 2026 only with the approval of the Board of Trustees of SunAmerica Series Trust (the “Trust”), including a majority of the trustees who are not “interested persons” of the Trust as defined in the Investment company Act of 1940, as amended.

Expense Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same (except that the Example incorporates any appliable fee waiver and/or expense limitation arrangements for only the first year).

The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

	1 Year			3 Years			5 Years			10 Years
Class 1	$	[	]	$	[	]	$	[	]	$	[	]
Class 3		[	]		[	]		[	]		[	]

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Portfolio’s portfolio turnover rate was [ ]% of the average value of its portfolio.

Principal Investment Strategies of the Portfolio

The Portfolio attempts to achieve its goal by investing, under normal circumstances, at least 80% of its net assets in a diversified portfolio of equity securities of small companies. The equity securities in which the Portfolio may invest include common stocks, preferred stocks and convertible securities. Effective December 11, 2025, the Portfolio will attempt to achieve its investment goal by investing 80% of its net assets in securities of small capitalization value companies. For purposes of such policy, a company is considered to be a value company if it: (i) issues securities that are represented in a third-party value-style index or that are classified as a value company by a third-party vendor; (ii) is below the relevant equity market median in at least two “value metrics” similar to those commonly used by third-party value index providers or third-party vendors in value classifications, such as earnings growth, price-to-earnings or sales growth, among others; or (iii) is considered to be a “value company” in the opinion of the subadviser. Small capitalization companies are those with market capitalization equal to or less than the largest company in the Russell 2000® Index. The Portfolio invests primarily in a diversified portfolio of equity securities.

The Portfolio generally invests in equity securities that the subadviser believes are currently undervalued and have the potential for capital appreciation. In choosing investments that are undervalued, the subadviser focuses on companies that have stock prices that are low relative to current or historical or future earnings, book value, cash flow or sales; recent sharp price declines but have the

PORTFOLIO SUMMARY: SA FRANKLIN SMALL COMPANY VALUE PORTFOLIO

potential for good long-term earnings prospects, in the subadviser’s opinion; and/or valuable intangibles not reflected in the stock price, such as franchises, distribution networks, or market share for particular products or services, underused or understated assets or cash, or patents or trademarks. The subadviser employs a bottom-up stock selection process and the subadviser invests in securities without regard to benchmark comparisons.

The types of companies the Portfolio may invest in include, among other things, those that may be considered out of favor due to actual or perceived cyclical or secular challenges, or are experiencing temporary setbacks, diminished expectations, mismanagement or undermanagement, or are financially stressed. Environmental, social and governance (ESG) related assessments of companies may also be considered. The subadviser does not assess every investment for ESG factors and, when it does, not every ESG factor may be identified or evaluated.

The Portfolio may also invest in foreign securities (up to 15% of net assets) and real estate investment trusts (“REITs”) (up to 15% of net assets).

The Portfolio, from time to time, may have significant positions in particular sectors, such as financial services companies, industrials, consumer discretionary and technology.

For purposes of the Portfolio’s 80% policy, net assets include the amount of any borrowings for investment purposes. Additionally, effective on or about December 11, 2025, a derivative instrument that provides exposure to the types of investments that are included in the 80% policy or exposure to one or more market risk factors associated with such investments will be counted towards compliance with the 80% policy.

PORTFOLIO SUMMARY: SA FRANKLIN SMALL COMPANY VALUE PORTFOLIO

Principal Risks of Investing in the Portfolio

As with any mutual fund, there can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. If the value of the assets of the Portfolio goes down, you could lose money.

The following is a summary of the principal risks of investing in the Portfolio.

Equity Securities Risk. The Portfolio invests principally in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly.

Value Investing Risk. The subadviser’s judgment that a particular security is undervalued in relation to the company’s fundamental economic value may prove incorrect.

Small-Cap Companies Risk. Securities of small-cap companies are usually more volatile and entail greater risks than securities of large companies.

Convertible Securities Risk. The values of the convertible securities in which the Portfolio may invest will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, certain types of convertible securities may pay fixed interest and dividends; their values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back or “call” certain of the convertible securities at a time unfavorable to the Portfolio.

Preferred Stock Risk. Preferred stockholders’ liquidation rights are subordinate to the company’s debt holders and creditors. If interest rates rise, the fixed dividend on preferred stocks may be less attractive and the price of preferred stocks may decline. Deferred dividend payments by an issuer of preferred stock could have adverse tax consequences for the Portfolio and may cause the preferred stock to lose substantial value.

Foreign Investment Risk. The Portfolio’s investments in the securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Portfolio invests may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Portfolio’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability and other conditions or events (including, for example, military confrontations, war, terrorism, sanctions, disease/virus, outbreaks and epidemics). Lack of relevant data and reliable public information may also affect the value of these securities.

Sector or Industry Focus Risk. To the extent the Portfolio invests a significant portion of its assets in one or more sectors or industries at a time, the Portfolio will face a greater risk of loss due to factors affecting sectors or industries than if the Portfolio always maintained wide diversity among the sectors and industries in which it invests.

Real Estate Industry Risk. These risks include declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, fluctuations in rental income, changes in neighborhood values, changes in the appeal of properties to tenants and increases in interest rates. If the Portfolio has rental income or income from the disposition of real property, the receipt of such income may adversely affect its ability to retain its tax status as a regulated investment company. In addition, REITs are dependent upon management skill, may not be diversified and are subject to project financing risks. Such trusts are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended, and to maintain exemption from registration under the Investment Company Act of 1940, as amended. REITs may be leveraged, which increases risk.

PORTFOLIO SUMMARY: SA FRANKLIN SMALL COMPANY VALUE PORTFOLIO

Issuer Risk. The value of a security may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.

Management Risk. The Portfolio is subject to management risk because it is an actively-managed investment portfolio. The Portfolio’s portfolio managers apply investment techniques and risk analyses in making investment decisions, but there can be no guarantee that these decisions or the individual securities selected by the portfolio managers will produce the desired results.

Market Risk. The Portfolio’s share price or the market as a whole can decline for many reasons or be adversely affected by a number of factors, including, without limitation: weakness in the broad market, a particular industry, or specific holdings; adverse political, regulatory or economic developments in the United States or abroad; changes in investor psychology; heavy institutional selling; military confrontations, war, terrorism and other armed conflicts, disease/virus outbreaks and epidemics; recessions; taxation and international tax treaties; currency, interest rate and price fluctuations; and other conditions or events. In addition, the subadviser’s assessment of securities held in the Portfolio may prove incorrect, resulting in losses or poor performance even in a rising market.

Affiliated Fund Rebalancing Risk. The Portfolio may be an investment option for other mutual funds for which SunAmerica serves as investment adviser that are managed as “funds of funds.” From time to time, the Portfolio may experience relatively large redemptions or investments due to the rebalancing of a fund of funds. In the event of such redemptions or investments, the Portfolio could be required to sell securities or to invest cash at a time when it is not advantageous to do so.

ESG Investment Risk. The Portfolio’s adherence to its ESG criteria and application of related analyses when selecting investments may impact the Portfolio’s performance, including relative to similar funds that do not adhere to such criteria or apply such analyses. Additionally, the Portfolio’s adherence to its ESG criteria and application of related analyses in connection with identifying and selecting investments may require subjective analysis and may be more difficult if data about a particular company or market is limited, such as with respect to issuers in emerging markets countries. The

Portfolio may invest in companies that do not reflect the beliefs and values of any particular investor. Socially responsible norms differ by country and region, and a company’s ESG practices or the subadviser’s assessment of such may change over time. ESG characteristics may not be the only factors considered in selecting investments and as a result, a Portfolio’s investments may not have favorable ESG characteristics or high ESG ratings.

Performance Information

The following bar chart illustrates the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and the table compares the Portfolio’s average annual returns to those of the Russell 3000® Index (a broad-based securities market index) and the Russell 2000® Value Index, which is relevant to the Portfolio because it has characteristics similar to the Portfolio. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.

(Class 1 Shares)

[REVISED PERFORMANCE CHART TO COME]

During the period shown in the bar chart:

Highest Quarterly Return:	[December 31, 2020	27.17%]
Lowest Quarterly Return:	[March 31, 2020	-33.56%]
Year to Date Most Recent Quarter:	[ ]	[ ]%

PORTFOLIO SUMMARY: SA FRANKLIN SMALL COMPANY VALUE PORTFOLIO

Average Annual Total Returns (For the periods ended December 31, 2024)

	1 Year		5 Years		10 Years
Class 1 Shares	[	]%	[	]%	[	]%
Class 3 Shares	[	]%	[	]%	[	]%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	[	]%	[	]%	[	]%
Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)	[	]%	[	]%	[	]%

Investment Adviser

The Portfolio’s investment adviser is SunAmerica.

The Portfolio is subadvised by Franklin Mutual Advisers, LLC.

Portfolio Managers

Name and Title	Portfolio Manager of the Portfolio Since
Steven B. Raineri Senior Vice President, Lead Portfolio Manager	2012
Christopher M. Meeker, CFA Vice President, Portfolio Manager and Research Analyst	2015
Nicholas Karzon, CFA Vice President, Portfolio Manager and Research Analyst	2019

Additional Information

For important information about purchases and sales of Portfolio shares, taxes and payments to broker-dealers and other financial intermediaries, please turn to the “Important Additional Information” section on page 83.

PORTFOLIO SUMMARY: SA FRANKLIN SYSTEMATIC U.S. LARGE CAP CORE PORTFOLIO

Investment Goal

The Portfolio’s investment goal is long-term capital appreciation.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. The table and the example below do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Portfolio is offered. If separate account fees were shown, the Portfolio’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class 1	Class 3
Management Fees	[ ]%	[ ]%
Service (12b-1) Fees	[ ]%	[ ]%
Other Expenses	[ ]%	[ ]%
Total Annual Portfolio Operating Expenses	[ ]%	[ ]%

Expense Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same (except that the Example incorporates any appliable fee waiver and/or expense limitation arrangements for only the first year). The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

	1 Year			3 Years			5 Years			10 Years
Class 1	$	[	]	$	[	]	$	[	]	$	[	]
Class 3		[	]		[	]		[	]		[	]

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Portfolio’s portfolio turnover rate was [ ]% of the average value of its portfolio.

Principal Investment Strategies of the Portfolio

The Portfolio’s investment goal is long term capital appreciation. The Portfolio seeks to achieve a higher risk-adjusted performance than the Russell 1000® Index (the “Index”) over the long term through a portfolio optimization process employed by the Portfolio’s subadviser. Under normal circumstances, the Portfolio invests at least 80% of its net assets in equity securities of U.S. large capitalization companies. For the purposes of the Portfolio’s 80% policy, large capitalization companies are those with market capitalizations similar to companies in the Russell 1000® Index. The Portfolio primarily invests in common stock of U.S. large capitalization companies included in the Index. As of [ ], 2025, the market capitalization range of the companies in the Index was between $[ ] million and $[ ] trillion. The size of the companies in the Index changes with market conditions and the composition of the Index.

The subadviser’s selection process is designed to select stocks for the Portfolio that have favorable exposure to certain factors, including but not limited to – quality, value, and momentum. Factors are common characteristics that relate to a group of issuers or securities that are important in explaining the returns and risks of those issuers’ securities. The “quality” factor incorporates measurements such as return on equity, earnings variability, cash return on assets and leverage. The “value” factor incorporates measurements such as price to earnings, price to forward earnings, price to book value and dividend yield. The “momentum” factor incorporates measurements such as 6-month risk adjusted price momentum and 12-month risk adjusted price momentum.

The subadviser uses a proprietary model to assign a quantitative factor score for each issuer in the Portfolio’s investible universe based on that issuer’s factor exposures. Each stock is then further analyzed based on the assigned factor scores, but taking into account certain sector weight limits and security weight limit constraints determined by, among others, the portfolio management team.

Under normal market conditions, the Portfolio holds 175 to 250 of the common stocks in the Index. The subadviser selects such stocks on a quarterly basis; however, it may change the position size of a stock, determine to buy a new

PORTFOLIO SUMMARY: SA FRANKLIN SYSTEMATIC U.S. LARGE CAP CORE PORTFOLIO

stock or sell an existing one between its quarterly selection if the stock scores change materially or if there are adverse developments concerning a particular stock, an industry, the economy or the stock market generally.

The principal investment strategies and principal investment techniques of the Portfolio may be changed without shareholder approval. You will receive at least sixty (60) days’ notice of any change to the 80% investment policy set forth above.

For purposes of the Portfolio’s 80% policy, net assets include the amount of any borrowings for investment purposes. Additionally, effective on or about December 11, 2025, a derivative instrument that provides exposure to the types of investments that are included in the 80% policy or exposure to one or more market risk factors associated with such investments will be counted towards compliance with the 80% policy.

PORTFOLIO SUMMARY: SA FRANKLIN SYSTEMATIC U.S. LARGE CAP CORE PORTFOLIO

Principal Risks of Investing in the Portfolio

As with any mutual fund, there can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. If the value of the assets of the Portfolio goes down, you could lose money.

The following is a summary of the principal risks of investing in the Portfolio.

Affiliated Fund Rebalancing Risk. The Portfolio may be an investment option for other mutual funds for which SunAmerica Asset Management, LLC (“SunAmerica”) serves as investment adviser that are managed as “funds of funds.” From time to time, the Portfolio may experience relatively large redemptions or investments due to the rebalancing of a fund of funds. In the event of such redemptions or investments, the Portfolio could be required to sell securities or to invest cash at a time when it is not advantageous to do so.

Equity Securities Risk. The Portfolio invests principally in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly.

Issuer Risk. The value of a security may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.

Large-Cap Companies Risk. Large-cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Portfolio’s value may not rise as much as the value of portfolios that emphasize smaller companies. Larger, more established companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rate of successful smaller companies, particularly during extended periods of economic expansion.

Factor-Based Investing Risk. With respect to a strategy that uses a factor-based process, there can be no assurance that the multi-factor selection process employed by the subadviser will enhance performance. Exposure to investment style factors may detract from performance in some market environments, which may continue for prolonged periods.

Market Risk. The Portfolio’s share price or the market as a whole can decline for many reasons or be adversely affected by a number of factors, including, without limitation: weakness in the broad market, a particular industry, or specific holdings; adverse political, regulatory or economic developments in the United States or abroad; changes in investor psychology; heavy institutional selling; military confrontations, war, terrorism and other armed conflicts, disease/virus outbreaks and epidemics; recessions; taxation and international tax treaties; currency, interest rate and price fluctuations; and other conditions or events. In addition, the subadviser’s assessment of securities held in the Portfolio may prove incorrect, resulting in losses or poor performance even in a rising market.

Securities Selection Risk. A strategy used by the Portfolio, or individual securities selected by the subadviser, may fail to produce the intended return.

Performance Information

The following bar chart illustrates the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and the table compares the Portfolio’s average annual returns to those of the Russell 1000® Index (a broad-based securities market index), which is relevant to the Portfolio because it has characteristics similar to the Portfolio’s investment strategies. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.

PORTFOLIO SUMMARY: SA FRANKLIN SYSTEMATIC U.S. LARGE CAP CORE PORTFOLIO

(Class 1 Shares)

[REVISED PERFORMANCE CHART TO COME]

During the period shown in the bar chart:

Highest Quarterly Return:	[June 30, 2020	16.72%]
Lowest Quarterly Return:	[March 31, 2020	-20.81%]
Year to Date Most Recent Quarter:	[ ]	[ ]%

Average Annual Total Returns (For the periods ended December 31, 2024)

	1 Year		Since Inception		Inception Date
Class 1 Shares	[	]%	[	]%	10/7/2019
Class 3 Shares	[	]%	[	]%	10/7/2019
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)	[	]%	[	]%

Investment Adviser

The Portfolio’s investment adviser is SunAmerica.

The Portfolio is subadvised by Franklin Advisers, Inc.

Portfolio Managers

Name and Title	Portfolio Manager of the Portfolio Since

Chandra Seethamraju, Ph.D. Senior Vice President and Head of Systematic Strategies Portfolio Management	2019
Sundaram Chettiappan, CFA Vice President and Portfolio Manager	2019

Additional Information

For important information about purchases and sales of Portfolio shares, taxes and payments to broker-dealers and other financial intermediaries, please turn to the “Important Additional Information” section on page 83.

PORTFOLIO SUMMARY: SA FRANKLIN SYSTEMATIC U.S. LARGE CAP VALUE PORTFOLIO

Investment Goal

The Portfolio’s investment goal is long-term capital appreciation.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. The table and the example below do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Portfolio is offered. If separate account fees were shown, the Portfolio’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class 1		Class 2		Class 3
Management Fees	[	]%	[	]%	[	]%
Service (12b-1) Fees	[	]%	[	]%	[	]%
Other Expenses	[	]%	[	]%	[	]%
Total Annual Portfolio Operating Expenses	[	]%	[	]%	[	]%

Expense Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same (except that the Example incorporates any appliable fee waiver and/or expense limitation arrangements for only the first year). The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

	1 Year			3 Years			5 Years			10 Years
Class 1	$	[	]	$	[	]	$	[	]	$	[	]
Class 2		[	]		[	]		[	]		[	]
Class 3		[	]		[	]		[	]		[	]

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Portfolio’s portfolio turnover rate was [ ]% of the average value of its portfolio.

Principal Investment Strategies of the Portfolio

The Portfolio seeks to achieve a lower level of risk and higher risk-adjusted performance than the Russell 1000® Value Index (the “Index”) over the long term through a portfolio optimization process employed by the Portfolio’s subadviser. Under normal circumstances, the Portfolio invests at least 80% of its net assets in equity securities of U.S. large capitalization companies. The Portfolio primarily invests in common stock of U.S. large capitalization companies included in the Index. As of [ ], 2025, the market capitalization range of the companies in the Index was between approximately $[ ] million and $[ ] billion. The size of the companies in the Index changes with market conditions and the composition of the Index. Effective December 11, 2025, the Portfolio will attempt to achieve its investment goal by investing 80% of its net assets in securities of U.S. large capitalization value companies. For purposes of such policy, a company is considered to be a value company if it: (i) issues securities that are represented in a third-party value-style index or that are classified as a value company by a third-party vendor; (ii) is below the relevant equity market median in at least two “value metrics” similar to those commonly used by third-party value index providers or third-party vendors in value classifications, such as earnings growth, price-to-earnings or sales growth, among others; or (iii) is considered to be a “value company” in the opinion of the subadviser. Large capitalization companies are those with market capitalizations similar to companies in the Russell 1000® Index. The Portfolio invests primarily in equity securities.

The subadviser’s selection process is designed to select stocks for the Portfolio that have favorable exposure to certain factors, including but not limited to – quality, value, and momentum. Factors are common characteristics that relate to a group of issuers or securities that are important in explaining the returns and risks of those issuers’ securities. The “quality” factor incorporates measurements such as return on equity, earnings variability, cash return on assets and leverage. The “value” factor incorporates measurements such as price to earnings, price to forward earnings, price to book value and dividend yield. The “momentum” factor incorporates measurements such as 6-month risk adjusted price momentum and 12-month risk adjusted price momentum.

PORTFOLIO SUMMARY: SA FRANKLIN SYSTEMATIC U.S. LARGE CAP VALUE PORTFOLIO

The subadviser uses a proprietary model to assign a quantitative factor score for each issuer in the Portfolio’s investible universe based on that issuer’s factor exposures. Each stock is then further analyzed based on the assigned factor scores, but taking into account certain sector weight limits and security weight limit constraints determined by, among others, the portfolio management team.

Under normal market conditions, the Portfolio holds 100 to 150 of the common stocks in the Index. The subadviser selects such stocks on a quarterly basis; however, it may change the position size of a stock, determine to buy a new stock or sell an existing one between its quarterly selection if the stock scores change materially or if there are adverse developments concerning a particular stock, an industry, the economy or the stock market generally.

During the selection process, the subadviser applies a proprietary ESG (environmental, social and governance) rating methodology to all stocks. The subadviser determines the most relevant underlying Environmental, Social and Governance sub-factors to a company’s returns and risk. These E, S and G sub-factors are assigned a score which, when combined, allow to establish an overall ESG score for each stock. The subadviser seeks to invest in stocks which score high on its multi-factor selection process and also have an ESG score equal to or higher than the median ESG score of the Index. The subadviser may, however, invest up to 10% of the Portfolio’s net assets in stocks which have an ESG score below this threshold, for risk control purposes if necessary, as assessed by the portfolio management team. The Portfolio aims to have high scores to the multifactor selection process and the ESG process that is substantially higher than the Index at each quarterly rebalance.

For purposes of the Portfolio’s 80% policy, net assets include the amount of any borrowings for investment purposes. Additionally, effective on or about December 11, 2025, a derivative instrument that provides exposure to the types of investments that are included in the 80% policy or exposure to one or more market risk factors associated with such investments will be counted towards compliance with the 80% policy.

PORTFOLIO SUMMARY: SA FRANKLIN SYSTEMATIC U.S. LARGE CAP VALUE PORTFOLIO

Principal Risks of Investing in the Portfolio

As with any mutual fund, there can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. If the value of the assets of the Portfolio goes down, you could lose money.

The following is a summary of the principal risks of investing in the Portfolio.

Equity Securities Risk. The Portfolio invests principally in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly.

ESG Investment Risk. The Portfolio’s adherence to its ESG criteria and application of related analyses when selecting investments may impact the Portfolio’s performance, including relative to similar funds that do not adhere to such criteria or apply such analyses. Additionally, the Portfolio’s adherence to its ESG criteria and application of related analyses in connection with identifying and selecting investments may require subjective analysis and may be more difficult if data about a particular company or market is limited, such as with respect to issuers in emerging markets countries. The

Portfolio may invest in companies that do not reflect the beliefs and values of any particular investor. Socially responsible norms differ by country and region, and a company’s ESG practices or the subadviser’s assessment of such may change over time. ESG characteristics may not be the only factors considered in selecting investments and as a result, a Portfolio’s investments may not have favorable ESG characteristics or high ESG ratings.

Factor-Based Investing Risk. With respect to a strategy that uses a factor-based process, there can be no assurance that the multi-factor selection process employed by the subadviser will enhance performance. Exposure to investment style factors may detract from performance in some market environments, which may continue for prolonged periods.

Issuer Risk. The value of a security may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.

Large-Cap Companies Risk. Large-cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Portfolio’s value may not rise as much as the value of portfolios that emphasize smaller companies. Larger, more established companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rate of successful smaller companies, particularly during extended periods of economic expansion.

Market Risk. The Portfolio’s share price or the market as a whole can decline for many reasons or be adversely affected by a number of factors, including, without limitation: weakness in the broad market, a particular industry, or specific holdings; adverse political, regulatory or economic developments in the United States or abroad; changes in investor psychology; heavy institutional selling; military confrontations, war, terrorism and other armed conflicts, disease/virus outbreaks and epidemics; recessions; taxation and international tax treaties; currency, interest rate and price fluctuations; and other conditions or events. In addition, the subadviser’s assessment of securities held in the Portfolio may prove incorrect, resulting in losses or poor performance even in a rising market.

Securities Selection Risk. A strategy used by the Portfolio, or individual securities selected by the subadviser, may fail to produce the intended return.

PORTFOLIO SUMMARY: SA FRANKLIN SYSTEMATIC U.S. LARGE CAP VALUE PORTFOLIO

Affiliated Fund Rebalancing Risk. The Portfolio may be an investment option for other mutual funds for which SunAmerica Asset Management, LLC (“SunAmerica”) serves as investment adviser that are managed as “funds of funds.” From time to time, the Portfolio may experience relatively large redemptions or investments due to the rebalancing of a fund of funds. In the event of such redemptions or investments, the Portfolio could be required to sell securities or to invest cash at a time when it is not advantageous to do so.

Performance Information

The following bar chart illustrates the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and the table compares the Portfolio’s average annual returns to those of the S&P 500® Index (a broad-based securities market index) and the Russell 1000® Value Index, which is relevant to the Portfolio because it has characteristics similar to the Portfolio’s investment strategies. The Portfolio’s returns prior to July 12, 2021, as reflected in the bar chart and table, are the returns of the Portfolio when it followed different investment strategies under the name “SA Dogs of Wall Street Portfolio.” Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.

Franklin Advisers, Inc. (“Franklin”) assumed subadvisory responsibility for the Portfolio on July 12, 2021.

(Class 1 Shares)

[REVISED PERFORMANCE CHART TO COME]

During the period shown in the bar chart:

Highest Quarterly Return:	[June 30, 2020	18.77	%]
Lowest Quarterly Return:	[March 31, 2020	-24.65	%]
Year to Date Most Recent Quarter:	[ ]	[	]%

Average Annual Total Returns (For the periods ended December 31, 2024)

	1 Year		5 Years		10 Years
Class 1 Shares	[	]%	[	]%	[	]%
Class 2 Shares	[	]%	[	]%	[	]%
Class 3 Shares	[	]%	[	]%	[	]%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	[	]%	[	]%	[	]%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	[	]%	[	]%	[	]%

Investment Adviser

The Portfolio’s investment adviser is SunAmerica.

The Portfolio is subadvised by Franklin.

Portfolio Managers

Name and Title	Portfolio Manager of the Portfolio Since

Chandra Seethamraju, PhD Senior Vice President and Head of Systematic Strategies Portfolio Management	2021
Sundaram Chettiappan, CFA Vice President and Portfolio Manager	2021

Additional Information

For important information about purchases and sales of Portfolio shares, taxes and payments to broker-dealers and other financial intermediaries, please turn to the “Important Additional Information” section on page 83.

PORTFOLIO SUMMARY: SA INVESCO GROWTH OPPORTUNITIES PORTFOLIO

Investment Goal

The Portfolio’s investment goal is capital appreciation.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. The table and the example below do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Portfolio is offered. If separate account fees were shown, the Portfolio’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class 1		Class 2		Class 3
Management Fees	[	]%	[	]%	[	]%
Service (12b-1) Fees	[	]%	[	]%	[	]%
Other Expenses	[	]%	[	]%	[	]%
Total Annual Portfolio Operating Expenses	[	]%	[	]%	[	]%

Expense Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same (except that the Example incorporates any appliable fee waiver and/or expense limitation arrangements for only the first year). The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

	1 Year			3 Years			5 Years			10 Years
Class 1	$	[	]	$	[	]	$	[	]	$	[	]
Class 2		[	]		[	]		[	]		[	]
Class 3		[	]		[	]		[	]		[	]

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Portfolio’s portfolio turnover rate was [ ]% of the average value of its portfolio.

Principal Investment Strategies of the Portfolio

The Portfolio attempts to achieve its goal by investing in equity securities that demonstrate the potential for capital appreciation, issued generally by small-cap companies, and in other instruments that have economic characteristics similar to such securities. The Portfolio invests primarily in common stocks. The Portfolio also may invest in foreign securities, including securities of issuers located in emerging markets (up to 25% of net assets) as well as in developed markets. The Portfolio may invest up to 10% of its total assets in real estate investment trusts (“REITs”). The Portfolio invests primarily in securities that are considered by the Portfolio’s portfolio managers to have potential for earnings or revenue growth. Effective December 11, 2025, the Portfolio will attempt to achieve its investment goal by investing 80% of its net assets in securities of growth companies. For purposes of such policy, a company is considered to be a growth company if it: (i) issues securities that are represented in a third-party growth-style index or that are classified as a growth company by a third-party vendor; (ii) is above the relevant equity market median in at least two “growth metrics” similar to those commonly used by third-party growth index providers or third-party vendors in growth classifications, such as earnings growth, price-to-earnings or sales growth, among others; or (iii) is considered to be a “growth company” in the opinion of the subadviser.

In selecting investments, the subadviser utilizes a disciplined portfolio construction process that aligns the Portfolio with the Russell 2000® Growth Index, which the subadviser believes represents the small cap growth asset class. The Portfolio uses this index as a guide in structuring the Portfolio, but the Portfolio is not an index fund. The security selection process is based on a three-step process that includes fundamental, valuation, and timeliness analysis. Fundamental analysis involves building a series of financial models, as well as conducting in-depth interviews with company management. The goal is to find high quality, fundamentally sound companies operating in an attractive industry. Valuation analysis focuses on identifying attractively valued securities given their growth potential over a one-to-two year horizon. Timeliness analysis is used to help identify the “timeliness” of a purchase. In this step, relative price strength, trading volume, characteristics, and trend analysis are reviewed for signs of deterioration. If a security shows signs of

PORTFOLIO SUMMARY: SA INVESCO GROWTH OPPORTUNITIES PORTFOLIO

deterioration, it will not be considered as a candidate for the portfolio. The subadviser considers selling a security if the investment thesis for owning the security is no longer valid, the stock reaches its price target or timeliness factors indicate that the risk/return characteristics of the stock as viewed in the market are no longer attractive.

For purposes of the Portfolio’s 80% policy, net assets include the amount of any borrowings for investment purposes. Additionally, effective on or about December 11, 2025, a derivative instrument that provides exposure to the types of investments that are included in the 80% policy or exposure to one or more market risk factors associated with such investments will be counted towards compliance with the 80% policy.

Principal Risks of Investing in the Portfolio

As with any mutual fund, there can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. If the value of the assets of the Portfolio goes down, you could lose money.

The following is a summary of the principal risks of investing in the Portfolio.

PORTFOLIO SUMMARY: SA INVESCO GROWTH OPPORTUNITIES PORTFOLIO

Equity Securities Risk. The Portfolio invests principally in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly.

Small-Cap Companies Risk. Securities of small-cap companies are usually more volatile and entail greater risks than securities of large companies.

Growth Stock Risk. The Portfolio invests substantially in growth style stocks. Growth stocks may lack the dividend yield associated with value stocks that can cushion total return in a bear market. Also, growth stocks normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often decline more than other stocks.

Foreign Investment Risk. The Portfolio’s investments in the securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Portfolio invests may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Portfolio’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability and other conditions or events (including, for example, military confrontations, war, terrorism, sanctions, disease/virus, outbreaks and epidemics). Lack of relevant data and reliable public information may also affect the value of these securities. The risks of foreign investments are heightened when investing in issuers in emerging market countries.

Emerging Markets Risk. Risks associated with investments in emerging markets may include: delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasive corruption and crime; exchange rate volatility; inflation, deflation or currency devaluation; violent military or political conflicts; confiscations and other government restrictions by the United States or other governments; and government instability. As a result, investments in emerging market securities tend to be more volatile than investments in developed countries.

Management Risk. The Portfolio is subject to management risk because it is an actively-managed investment portfolio. The Portfolio’s portfolio managers apply investment techniques and risk analyses in making investment decisions, but there can be no guarantee that these decisions or the individual securities selected by the portfolio managers will produce the desired results.

Real Estate Industry Risk. These risks include declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, fluctuations in rental income, changes in neighborhood values, the appeal of properties to tenants and increases in interest rates. The Portfolio also could be subject to the risks of direct ownership as a result of a default on a debt security it may own. If the Portfolio has rental income or income from the disposition of real property, the receipt of such income may adversely affect its ability to retain its tax status as a regulated investment company. In addition, REITs are dependent upon management skill, may not be diversified and are subject to project financing risks. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended, and to maintain exemption from registration under the Investment Company Act of 1940, as amended.

Sector or Industry Focus Risk. To the extent the Portfolio invests a significant portion of its assets in one or more sectors or industries at a time, the Portfolio will face a greater risk of loss due to factors affecting sectors or industries than if the Portfolio always maintained wide diversity among the sectors and industries in which it invests.

Issuer Risk. The value of a security may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.

Market Risk. The Portfolio’s share price or the market as a whole can decline for many reasons or be adversely affected by a number of factors, including, without limitation: weakness in the broad market, a particular industry, or specific holdings; adverse political, regulatory or economic developments in the United States or abroad; changes in investor psychology; heavy institutional selling; military confrontations, war, terrorism and other armed conflicts, disease/virus outbreaks and epidemics;

PORTFOLIO SUMMARY: SA INVESCO GROWTH OPPORTUNITIES PORTFOLIO

recessions; taxation and international tax treaties; currency, interest rate and price fluctuations; and other conditions or events. In addition, the subadviser’s assessment of securities held in the Portfolio may prove incorrect, resulting in losses or poor performance even in a rising market.

Affiliated Fund Rebalancing Risk. The Portfolio may be an investment option for other mutual funds for which SunAmerica Asset Management, LLC (“SunAmerica”) serves as investment adviser that are managed as “funds of funds.” From time to time, the Portfolio may experience relatively large redemptions or investments due to the rebalancing of a fund of funds. In the event of such redemptions or investments, the Portfolio could be required to sell securities or to invest cash at a time when it is not advantageous to do so.

Performance Information

The following bar chart illustrates the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and the table compares the Portfolio’s average annual returns to those of the Russell 3000® Index (a broad-based securities market index) and the Russell 2000® Growth Index, which is relevant to the Portfolio because it has characteristics similar to the Portfolios investment strategies. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.

(Class 1 Shares)

[REVISED PERFORMANCE CHART TO COME]

During the period shown in the bar chart:

Highest Quarterly Return:	[June 30, 2020	32.99%]
Lowest Quarterly Return:	[June 30, 2022	-22.44%]
Year to Date Most Recent Quarter:	[ ]	[ ]%

Average Annual Total Returns (For the periods ended December 31, 2024)

	1 Year		5 Years		10 Years
Class 1 Shares	[	]%	[	]%	[	]%
Class 2 Shares	[	]%	[	]%	[	]%
Class 3 Shares	[	]%	[	]%	[	]%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	[	]%	[	]%	[	]%
Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)	[	]%	[	]%	[	]%

Investment Adviser

The Portfolio’s investment adviser is SunAmerica.

The Portfolio is subadvised by Invesco Advisers, Inc.

Portfolio Managers

Name and Title	Portfolio Manager of the Portfolio Since

Juan Hartsfield, CFA Lead Portfolio Manager	2019
Clay Manley, CFA Portfolio Manager	2019
Justin Sander, CFA Portfolio Manager	2018

Additional Information

For important information about purchases and sales of Portfolio shares, taxes and payments to broker-dealers and other financial intermediaries, please turn to the “Important Additional Information” section on page 83.

PORTFOLIO SUMMARY: SA JANUS FOCUSED GROWTH PORTFOLIO

Investment Goal

The Portfolio’s investment goal is long-term growth of capital.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. The table and the example below do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Portfolio is offered. If separate account fees were shown, the Portfolio’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class 1		Class 2		Class 3
Management Fees	[	]%	[	]%	[	]%
Service (12b-1) Fees	[	]%	[	]%	[	]%
Other Expenses	[	]%	[	]%	[	]%
Total Annual Portfolio Operating Expenses Before Fee Waivers and/or Expense Reimbursements	[	]%	[	]%	[	]%
Fee Waivers and/or Expense Reimbursements[1]	[	]%	[	]%	[	]%
Total Annual Portfolio Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	[	]%	[	]%	[	]%

[1]

Pursuant to an Advisory Fee Waiver Agreement, effective through April 30, 2026, SunAmerica Asset Management, LLC (“SunAmerica”) is contractually obligated to waive its advisory fee with respect to the Portfolio so that the advisory fee payable by the Portfolio to SunAmerica is equal to 0.75% of average daily net assets. This agreement may only be terminated by the Board of Trustees of SunAmerica Series Trust (the “Trust”), including a majority of the trustees who are not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended.

Expense Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same (except that the

Example incorporates any appliable fee waiver and/or expense limitation arrangements for only the first year). The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

	1 Year			3 Years			5 Years			10 Years
Class 1	$	[	]	$	[	]	$	[	]	$	[	]
Class 2		[	]		[	]		[	]		[	]
Class 3		[	]		[	]		[	]		[	]

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Portfolio’s portfolio turnover rate was [ ]% of the average value of its portfolio.

Principal Investment Strategies of the Portfolio

The Portfolio attempts to achieve its goal by investing, under normal market conditions, at least 65% of its assets in equity securities of companies selected for their long-term growth potential. The Portfolio is non-diversified and, thus, will generally hold a core position of 30 to 40 common stocks. The Portfolio invests primarily in common stocks of large-cap companies but may also invest in smaller, emerging growth companies. The Portfolio may invest up to 25% of its assets in foreign securities which may include emerging market securities. Effective December 11, 2025, the Portfolio will attempt to achieve its investment goal by investing 80% of its net assets in securities of growth companies. For purposes of such policy, a company is considered to be a growth company if it: (i) issues securities that are represented in a third-party growth-style index or that are classified as a growth company by a third-party vendor; (ii) is above the relevant equity market median in at least two “growth metrics” similar to those commonly used by third-party growth index providers or third-party vendors in growth classifications, such as earnings growth, price-to-earnings or sales growth, among others; or (iii) is considered to be a “growth company” in the opinion of the subadviser.

In selecting investments for the Portfolio, the subadviser seeks to invest in companies with distinct long-term competitive advantages, strong free cash flow generation and that trade at attractive valuations.

PORTFOLIO SUMMARY: SA JANUS FOCUSED GROWTH PORTFOLIO

The subadviser applies a “bottom up” approach in choosing investments. In other words, the portfolio managers look at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Portfolio’s investment policies.

The subadviser may reduce or sell the Portfolio’s investments in portfolio securities if, in the opinion of the subadviser, replacing a security with another is a more attractive investment, a security has reached full valuation, or the investment outlook for a security changes.

For purposes of the Portfolio’s 80% policy, net assets include the amount of any borrowings for investment purposes. Additionally, effective on or about December 11, 2025, a derivative instrument that provides exposure to the types of investments that are included in the 80% policy or exposure to one or more market risk factors associated with such investments will be counted towards compliance with the 80% policy.

PORTFOLIO SUMMARY: SA JANUS FOCUSED GROWTH PORTFOLIO

Principal Risks of Investing in the Portfolio

As with any mutual fund, there can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. If the value of the assets of the Portfolio goes down, you could lose money.

The following is a summary of the principal risks of investing in the Portfolio.

Equity Securities Risk. The Portfolio invests principally in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly.

Issuer Risk. The value of a security may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.

Market Risk. The Portfolio’s share price or the market as a whole can decline for many reasons or be adversely affected by a number of factors, including, without limitation: weakness in the broad market, a particular industry, or specific holdings; adverse political, regulatory or economic developments in the United States or abroad; changes in investor psychology; heavy institutional selling; military confrontations, war, terrorism and other armed conflicts, disease/virus outbreaks and epidemics; recessions; taxation and international tax treaties; currency, interest rate and price fluctuations; and other conditions or events. In addition, the subadviser’s assessment of securities held in the Portfolio may prove incorrect, resulting in losses or poor performance even in a rising market.

Growth Stock Risk. The Portfolio invests substantially in growth style stocks. Growth stocks may lack the dividend yield associated with value stocks that can cushion total return in a bear market. Also, growth stocks normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often decline more than other stocks.

Large-Cap Companies Risk. Large-cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk,

the Portfolio’s value may not rise as much as the value of portfolios that emphasize smaller companies. Larger, more established companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rate of successful smaller companies, particularly during extended periods of economic expansion.

Small- and Mid-Cap Companies Risk. Companies with smaller market capitalizations (particularly under $1 billion depending on the market) tend to be at early stages of development with limited product lines, operating histories, market access for products, financial resources, access to new capital, or depth in management. It may be difficult to obtain reliable information and financial data about these companies. Consequently, the securities of smaller companies may not be as readily marketable and may be subject to more abrupt or erratic market movements than companies with larger capitalizations. Securities of medium-sized companies are also subject to these risks to a lesser extent.

Management Risk. The Portfolio is subject to management risk because it is an actively-managed investment portfolio. The Portfolio’s portfolio managers apply investment techniques and risk analyses in making investment decisions, but there can be no guarantee that these decisions or the individual securities selected by the portfolio managers will produce the desired results.

Foreign Investment Risk. The Portfolio’s investments in the securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Portfolio invests may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Portfolio’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability and other conditions or events (including, for example, military confrontations, war, terrorism, sanctions, disease/virus, outbreaks and epidemics). Lack of relevant data and reliable public information may also affect the value of these securities. The risks of foreign investments are heightened when investing in issuers in emerging market countries.

Emerging Markets Risk. Risks associated with investments in emerging markets may include: delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasive corruption and crime; exchange rate volatility; inflation, deflation or currency devaluation; violent military or political conflicts; confiscations and other government restrictions by the United States or

PORTFOLIO SUMMARY: SA JANUS FOCUSED GROWTH PORTFOLIO

other governments; and government instability. As a result, investments in emerging market securities tend to be more volatile than investments in developed countries.

Non-Diversification Risk. The Portfolio is organized as a “non-diversified” fund. A non-diversified fund may invest a larger portion of assets in the securities of a single company than a diversified fund. By concentrating in a smaller number of issuers, the Portfolio’s risk may be increased because the effect of each security on the Portfolio’s performance is greater.

Affiliated Fund Rebalancing Risk. The Portfolio may be an investment option for other mutual funds for which SunAmerica serves as investment adviser that are managed as “funds of funds.” From time to time, the Portfolio may experience relatively large redemptions or investments due to the rebalancing of a fund of funds. In the event of such redemptions or investments, the Portfolio could be required to sell securities or to invest cash at a time when it is not advantageous to do so.

Performance Information

The following bar chart illustrates the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and the table compares the Portfolio’s average annual returns to those of the S&P 500® Index (a broad-based securities market index) and the Russell 1000® Growth Index, which is relevant to the Portfolio because it has characteristics similar to the Portfolio’s investment strategies. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.

Janus Henderson Investors US LLC (“Janus”) assumed subadvisory duties of the Portfolio on June 30, 2016. Prior to June 30, 2016, Marsico Capital Management, LLC served as subadviser.

(Class 1 Shares)

[REVISED PERFORMANCE CHART TO COME]

During the period shown in the bar chart:

Highest Quarterly Return:	[June 30, 2020	26.73	%]
Lowest Quarterly Return:	[June 30, 2022	-25.32	%]
Year to Date Most Recent Quarter:	[ ]	[	]%

Average Annual Total Returns (For the periods ended December 31, 2024)

	1 Year		5 Years		10 Years
Class 1 Shares	[	]%	[	]%	[	]%
Class 2 Shares	[	]%	[	]%	[	]%
Class 3 Shares	[	]%	[	]%	[	]%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	[	]%	[	]%	[	]%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	[	]%	[	]%	[	]%

PORTFOLIO SUMMARY: SA JANUS FOCUSED GROWTH PORTFOLIO

Investment Adviser

The Portfolio’s investment adviser is SunAmerica.

The Portfolio is subadvised by Janus.

Portfolio Managers

Name and Title	Portfolio Manager of the Portfolio Since

A. Douglas Rao* Co-Portfolio Manager	2016
Brian Recht Co-Portfolio Manager	March 2022
Nick Schommer, CFA Co-Portfolio Manager	2016

*	Mr. Rao has announced his intention to retire at the end of 2024.

Additional Information

For important information about purchases and sales of Portfolio shares, taxes and payments to broker-dealers and other financial intermediaries, please turn to the “Important Additional Information” section on page 83.

PORTFOLIO SUMMARY: SA JPMORGAN EMERGING MARKETS PORTFOLIO

Investment Goal

The Portfolio’s investment goal is long-term capital appreciation.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. The table and the example below do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Portfolio is offered. If separate account fees were shown, the Portfolio’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class 1		Class 2		Class 3
Management Fees	[	]%	[	]%	[	]%
Service (12b-1) Fees	[	]%	[	]%	[	]%
Other Expenses	[	]%	[	]%	[	]%
Total Annual Portfolio Operating Expenses Before Fee Waivers and/or Expense Reimbursements	[	]%	[	]%	[	]%
Fee Waivers and/or Expense Reimbursements[1]	[	]%	[	]%	[	]%
Total Annual Portfolio Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	[	]%	[	]%	[	]%

[1]

Pursuant to an Amended and Restated Advisory Fee Waiver Agreement, effective through April 30, 2026, SunAmerica Asset Management, LLC (“SunAmerica”) is contractually obligated to waive its advisory fee with respect to the Portfolio so that the advisory fee payable by the Portfolio to SunAmerica equals 1.00% of average daily net assets. This agreement will continue in effect through April 30, 2026 and year to year thereafter, unless terminated by the Board of Trustees of SunAmerica Series Trust (the “Trust”), including a majority of the trustees who are not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended.

Expense Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same (except that the Example incorporates any appliable fee waiver and/or expense limitation arrangements for only the first year). The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

	1 Year			3 Years			5 Years			10 Years
Class 1	$	[	]	$	[	]	$	[	]	$	[	]
Class 2		[	]		[	]		[	]		[	]
Class 3		[	]		[	]		[	]		[	]

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Portfolio’s portfolio turnover rate was [  ]% of the average value of its portfolio.

Principal Investment Strategies of the Portfolio

The Portfolio attempts to achieve its goal by investing, under normal circumstances, at least 80% of its net assets in common stocks, depositary receipts and other equity securities of companies primarily in emerging markets outside the U.S., which the subadviser believes, when compared to developed markets, have above average-growth prospects. Effective December 11, 2025, the Portfolio will attempt to achieve its investment goal by investing 80% of its net assets in securities of companies primarily in emerging markets. The Fund invests primarily in common stocks, depositary receipts and other equity securities.

Emerging markets include most countries in the world except Australia, Canada, Japan, New Zealand, the United Kingdom, the United States, and most of the countries of Western Europe. An emerging market company is one: that is organized under the laws of, or has a principal place of business in an emerging market; where the principal securities market is in an emerging market; that derives at least 50% of its total revenues or profits from goods that are produced or sold, investments made, or services performed in an emerging market; or at least 50% of the assets of which are located in an emerging market. The Portfolio is not required to allocate its investments in any set percentages to any particular

PORTFOLIO SUMMARY: SA JPMORGAN EMERGING MARKETS PORTFOLIO

country. The Portfolio is not constrained by capitalization or style limits and will invest across sectors. The Portfolio will invest in securities across all market capitalizations, although the Portfolio may invest a significant portion of its assets in companies of one particular market capitalization category.

The Portfolio may overweight or underweight countries relative to its benchmark, the Morgan Stanley Capital International (“MSCI”) Emerging Markets Index (net). In managing the Portfolio, the subadviser adheres to a disciplined process for stock selection and portfolio construction. A proprietary multi-factor model is used to quantitatively rank securities in the Portfolio’s investment universe which the subadviser uses to select securities. The Portfolio emphasizes securities that are ranked as undervalued, while underweighting or avoiding securities that appear overvalued.

The Portfolio may invest in securities denominated in U.S. dollars, major reserve currencies and currencies of other countries in which it is permitted to invest. The Portfolio typically maintains full currency exposure to those markets in which it invests. However, the Portfolio may hedge a portion of its foreign currency exposure into the U.S. dollar.

For purposes of the Portfolio’s 80% policy, net assets include the amount of any borrowings for investment purposes. Additionally, effective on or about December 11, 2025, a derivative instrument that provides exposure to the types of investments that are included in the 80% policy or exposure to one or more market risk factors associated with such investments will be counted towards compliance with the 80% policy.

PORTFOLIO SUMMARY: SA JPMORGAN EMERGING MARKETS PORTFOLIO

Principal Risks of Investing in the Portfolio

As with any mutual fund, there can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. If the value of the assets of the Portfolio goes down, you could lose money.

The following is a summary of the principal risks of investing in the Portfolio.

Emerging Markets Risk. Risks associated with investments in emerging markets may include: delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasive corruption and crime; exchange rate volatility; inflation, deflation or currency devaluation; violent military or political conflicts; confiscations and other government restrictions by the United States or other governments; and government instability. As a result, investments in emerging market securities tend to be more volatile than investments in developed countries.

Foreign Investment Risk. The Portfolio’s investments in the securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Portfolio invests may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Portfolio’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability and other conditions or events (including, for example, military confrontations, war, terrorism, sanctions, disease/virus, outbreaks and epidemics). Lack of relevant data and reliable public information may also affect the value of these securities. The risks of foreign investments are heightened when investing in issuers in emerging market countries.

Equity Securities Risk. The Portfolio invests principally in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly.

Growth Stock Risk. Growth stocks may lack the dividend yield associated with value stocks that can cushion total return in a bear market. Also, growth stocks normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often decline more than other stocks.

Small- and Mid-Cap Companies Risk. Companies with smaller market capitalizations (particularly under $1 billion depending on the market) tend to be at early stages of development with limited product lines, operating histories, market access for products, financial resources, access to new capital, or depth in management. It may be difficult to obtain reliable information and financial data about these companies. Consequently, the securities of smaller companies may not be as readily marketable and may be subject to more abrupt or erratic market movements than companies with larger capitalizations. Securities of medium-sized companies are also subject to these risks to a lesser extent.

Foreign Currency Risk. The value of the Portfolio’s foreign investments may fluctuate due to changes in currency exchange rates. A decline in the value of foreign currencies relative to the U.S. dollar generally can be expected to depress the value of the Portfolio’s non-U.S. dollar-denominated securities.

Depositary Receipts Risk. Depositary receipts, such as American Depositary Receipts, are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. The issuers of unsponsored depositary receipts are not obligated to disclose information that is considered material in the United States. Therefore, there may be less information available regarding the issuers and there may not be a correlation between such information and the market value of the depositary receipts. Certain depositary receipts are not listed on an exchange and therefore are subject to illiquidity risk.

PORTFOLIO SUMMARY: SA JPMORGAN EMERGING MARKETS PORTFOLIO

Value Investing Risk. The subadviser’s judgment that a particular security is undervalued in relation to the company’s fundamental economic value may prove incorrect.

Issuer Risk. The value of a security may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.

Management Risk. The Portfolio is subject to management risk because it is an actively-managed investment portfolio. The Portfolio’s portfolio managers apply investment techniques and risk analyses in making investment decisions, but there can be no guarantee that these decisions or the individual securities selected by the portfolio managers will produce the desired results.

Market Risk. The Portfolio’s share price or the market as a whole can decline for many reasons or be adversely affected by a number of factors, including, without limitation: weakness in the broad market, a particular industry, or specific holdings; adverse political, regulatory or economic developments in the United States or abroad; changes in investor psychology; heavy institutional selling; military confrontations, war, terrorism and other armed conflicts, disease/virus outbreaks and epidemics; recessions; taxation and international tax treaties; currency, interest rate and price fluctuations; and other conditions or events. In addition, the subadviser’s assessment of securities held in the Portfolio may prove incorrect, resulting in losses or poor performance even in a rising market.

Active Trading Risk. The Portfolio may engage in frequent trading of securities to achieve its investment goal. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Portfolio and could affect its performance. During periods of increased market volatility, active trading may be more pronounced.

Affiliated Fund Rebalancing Risk. The Portfolio may be an investment option for other mutual funds for which SunAmerica serves as investment adviser that are managed as “funds of funds.” From time to time, the Portfolio may experience relatively large redemptions or investments due to the rebalancing of a fund of funds. In the event of such redemptions or investments, the Portfolio could be required to sell securities or to invest cash at a time when it is not advantageous to do so.

Performance Information

The following bar chart illustrates the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and the table compares the Portfolio’s average annual returns to those of the MSCI ACWI ex-U.S. Index (net) (a broad-based securities market index) and the MSCI Emerging Markets Index (net), which is relevant to the Portfolio because it has characteristics similar to the Portfolio’s investment strategies. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.

Effective January 14, 2013, J.P. Morgan Investment Management, Inc. (“JPMorgan”) assumed subadvisory duties of the Portfolio. Prior to January 14, 2013, Putnam Investment Management, LLC served as subadviser.

(Class 1 Shares)

[REVISED PERFORMANCE CHART TO COME]

During the period shown in the bar chart:

Highest Quarterly Return:	[December 31, 2020	18.76	%]
Lowest Quarterly Return:	[March 31, 2020	-24.01	%]
Year to Date Most Recent Quarter:	[ ]	[	]%

Average Annual Total Returns (For the periods ended December 31, 2024)

	1 Year		5 Years		10 Years
Class 1 Shares	[	]%	[	]%	[	]%
Class 2 Shares	[	]%	[	]%	[	]%
Class 3 Shares	[	]%	[	]%	[	]%
MSCI ACWI ex-U.S. Index (net)	[	]%	[	]%	[	]%
MSCI Emerging Markets Index (net)	[	]%	[	]%	[	]%

PORTFOLIO SUMMARY: SA JPMORGAN EMERGING MARKETS PORTFOLIO

Investment Adviser

The Portfolio’s investment adviser is SunAmerica.

The Portfolio is subadvised by JPMorgan.

Portfolio Managers

Name and Title	Portfolio Manager of the Portfolio Since

Joyce Weng, CFA Executive Director and Lead Portfolio Manager	2017
Anuj Arora Managing Director and Back-Up Portfolio Manager	2013
Harold Yu Executive Director and Back-up Portfolio Manager	2022

Additional Information

For important information about purchases and sales of Portfolio shares, taxes and payments to broker-dealers and other financial intermediaries, please turn to the “Important Additional Information” section on page 83.

PORTFOLIO SUMMARY: SA JPMORGAN EQUITY-INCOME PORTFOLIO

Investment Goal

The Portfolio’s investment goal is growth of capital and income.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. The table and the example below do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Portfolio is offered. If separate account fees were shown, the Portfolio’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class 1		Class 2		Class 3
Management Fees	[	]%	[	]%	[	]%
Service (12b-1) Fees	[	]%	[	]%	[	]%
Other Expenses	[	]%	[	]%	[	]%
Total Annual Portfolio Operating Expenses	[	]%	[	]%	[	]%

Expense Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same (except that the Example incorporates any appliable fee waiver and/or expense limitation arrangements for only the first year). The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

	1 Year			3 Years			5 Years			10 Years
Class 1	$	[	]	$	[	]	$	[	]	$	[	]
Class 2		[	]		[	]		[	]		[	]
Class 3		[	]		[	]		[	]		[	]

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Portfolio’s portfolio turnover rate was [  ]% of the average value of its portfolio.

Principal Investment Strategies of the Portfolio

The Portfolio attempts to achieve its investment goal by investing primarily in common stocks of corporations (principally large-cap and mid-cap) that demonstrate the potential for appreciation and/or dividends, as well as stocks with favorable long-term fundamental characteristics. Because yield is a key consideration in selecting securities, the Portfolio may purchase stocks of companies that are out of favor in the financial community and therefore are selling below what the subadviser believes to be their long-term investment value. The subadviser seeks to invest in undervalued companies with durable franchises, strong management and the ability to grow their intrinsic value per share. Effective December 11, 2025, the Portfolio will attempt to achieve its investment goal by investing 80% of its net assets in income-producing equity securities. For purposes of such policy, income-producing equity securities are equity securities (common stock, preferred stock, convertible preferred stock, convertible securities, depositary receipts, warrants, rights and partially paid shares, investment company securities, real estate securities, convertible bonds and ADRs, EDRs and GDRs) that pay or distribute, or are expected to pay or distribute, a cash dividend or other property (e.g., stock in a stock dividend) to shareholders.

The subadviser may sell a security for several reasons. A security may be sold due to a change in the company’s fundamentals or if the subadviser believes the security is no longer attractively valued. Investments may also be sold if the subadviser identifies a stock that it believes offers a better investment opportunity.

For purposes of the Portfolio’s 80% policy, net assets include the amount of any borrowings for investment purposes. Additionally, effective on or about December 11, 2025, a derivative instrument that provides exposure to the types of investments that are included in the 80% policy or exposure to one or more market risk factors associated with such investments will be counted towards compliance with the 80% policy.

PORTFOLIO SUMMARY: SA JPMORGAN EQUITY-INCOME PORTFOLIO

Principal Risks of Investing in the Portfolio

As with any mutual fund, there can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. If the value of the assets of the Portfolio goes down, you could lose money.

The following is a summary of the principal risks of investing in the Portfolio.

Equity Securities Risk. The Portfolio invests principally in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly.

Large-Cap Companies Risk. Large-cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Portfolio’s value may not rise as much as the value of portfolios that emphasize smaller companies. Larger, more established companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rate of successful smaller companies, particularly during extended periods of economic expansion.

PORTFOLIO SUMMARY: SA JPMORGAN EQUITY-INCOME PORTFOLIO

Mid-Cap Companies Risk. Securities of mid-cap companies are usually more volatile and entail greater risks than securities of large companies.

Management Risk. The Portfolio is subject to management risk because it is an actively-managed investment portfolio. The Portfolio’s portfolio managers apply investment techniques and risk analyses in making investment decisions, but there can be no guarantee that these decisions or the individual securities selected by the portfolio managers will produce the desired results.

Value Investing Risk. The subadviser’s judgment that a particular security is undervalued in relation to the company’s fundamental economic value may prove incorrect.

Issuer Risk. The value of a security may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.

Market Risk. The Portfolio’s share price or the market as a whole can decline for many reasons or be adversely affected by a number of factors, including, without limitation: weakness in the broad market, a particular industry, or specific holdings; adverse political, regulatory or economic developments in the United States or abroad; changes in investor psychology; heavy institutional selling; military confrontations, war, terrorism and other armed conflicts, disease/virus outbreaks and epidemics; recessions; taxation and international tax treaties; currency, interest rate and price fluctuations; and other conditions or events. In addition, the subadviser’s assessment of securities held in the Portfolio may prove incorrect, resulting in losses or poor performance even in a rising market.

Affiliated Fund Rebalancing Risk. The Portfolio may be an investment option for other mutual funds for which SunAmerica Asset Management, LLC (“SunAmerica”) serves as investment adviser that are managed as “funds of funds.” From time to time, the Portfolio may experience relatively large redemptions or investments due to the rebalancing of a fund of funds. In the event of such redemptions or investments, the Portfolio could be required to sell securities or to invest cash at a time when it is not advantageous to do so.

Performance Information

The following bar chart illustrates the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and the table compares the Portfolio’s average annual returns to those of the S&P 500® Index (a broad-based securities market index) and the Russell 1000® Value Index, which is relevant to the Portfolio because it has characteristics similar to the Portfolio’s investment strategies. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.

(Class 1 Shares)

[REVISED PERFORMANCE CHART TO COME]

During the period shown in the bar chart:

Highest Quarterly Return:	[June 30, 2020	13.35%]
Lowest Quarterly Return:	[March 31, 2020	-24.79%]
Year to Date Most Recent Quarter:	[ ]	[ ]%

Average Annual Total Returns (For the periods ended December 31, 2024)

	1 Year		5 Years		10 Years
Class 1 Shares	[	]%	[	]%	[	]%
Class 2 Shares	[	]%	[	]%	[	]%
Class 3 Shares	[	]%	[	]%	[	]%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	[	]%	[	]%	[	]%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	[	]%	[	]%	[	]%

Investment Adviser

The Portfolio’s investment adviser is SunAmerica.

PORTFOLIO SUMMARY: SA JPMORGAN EQUITY-INCOME PORTFOLIO

The Portfolio is subadvised by J.P. Morgan Investment Management Inc.

Portfolio Managers

Name and Title	Portfolio Manager of the Portfolio Since

Andrew Brandon Managing Director and Portfolio Manager	2019
David Silberman Managing Director and Portfolio Manager	2019

Additional Information

For important information about purchases and sales of Portfolio shares, taxes and payments to broker-dealers and other financial intermediaries, please turn to the “Important Additional Information” section on page 83.

PORTFOLIO SUMMARY: SA JPMORGAN MID-CAP GROWTH PORTFOLIO

Investment Goal

The Portfolio’s investment goal is long-term growth of capital.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. The table and the example below do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Portfolio is offered. If separate account fees were shown, the Portfolio’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class 1		Class 2		Class 3
Management Fees	[	]%	[	]%	[	]%
Service (12b-1) Fees	[	]%	[	]%	[	]%
Other Expenses	[	]%	[	]%	[	]%
Total Annual Portfolio Operating Expenses	[	]%	[	]%	[	]%
Fee Waivers and/or Expense Reimbursements[1,2]	[	]%	[	]%	[	]%
Total Annual Portfolio Operating Expenses After Fee Waivers and/or Expense Reimbursements[1,2]	[	]%	[	]%	[	]%

[1]

Pursuant to an Advisory Fee Waiver Agreement, effective through April 30, 2026, SunAmerica Asset Management, LLC (“SunAmerica”) is contractually obligated to waive a portion of its advisory fee with respect to the Portfolio so that the net advisory fee rate payable by the Portfolio to SunAmerica under the Investment Advisory and Management Agreement with the Trust is equal to 0.79% of the Portfolio’s average daily net assets on the first $100 million, 0.75% of the Portfolio’s average daily net assets on the next $400 million, and 0.73% of the Portfolio’s average daily net assets over $500 million. SunAmerica may not recoup any advisory fees waived with respect to the Portfolio pursuant to the Fee Waiver Agreement. This agreement may be modified or discontinued prior to April 30, 2026 only with the approval of the Board of Trustees of SunAmerica Series Trust (the “Trust”), including a majority of the trustees who are not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended.

[2]

Pursuant to an Expense Limitation Agreement, SunAmerica has contractually agreed to waive its fees and/or reimburse expenses to the extent that the Total Annual Portfolio Operating Expenses exceed 0.79% of its average daily net assets for Class 1 shares, 0.94% of its average daily net assets for Class 2 shares, and 1.04% of its average daily net assets for Class 3 shares. For purposes of the Expense Limitation Agreement, “Total Annual Portfolio Operating Expenses” shall not include extraordinary expenses (i.e., expenses that are unusual in nature and infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of business of the Trust on behalf of the Portfolio. Any waivers and/or reimbursements made by SunAmerica with respect to the Portfolio are subject to recoupment from the Portfolio within two years after the occurrence of the waiver and/or reimbursement, provided that the recoupment does not cause the expense ratio of the share class to exceed the lesser of (a) the expense limitation in effect at the time the waivers and/or reimbursements occurred, or (b) the current expense limitation of that share class. This agreement may be modified or discontinued prior to April 30, 2026 only with the approval of the Board of Trustees of the Trust, including a majority of the trustees who are not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended.

Expense Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same (except that the Example incorporates any appliable fee waiver and/or expense limitation arrangements for only the first year). The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

	1 Year			3 Years			5 Years			10 Years
Class 1	$	[	]	$	[	]	$	[	]	$	[	]
Class 2		[	]		[	]		[	]		[	]
Class 3		[	]		[	]		[	]		[	]

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Portfolio’s portfolio turnover rate was [ ]% of the average value of its portfolio.

Principal Investment Strategies of the Portfolio

The Portfolio attempts to achieve its goal by investing, under normal circumstances, at least 80% of its net assets in equity securities (common stocks, preferred stocks and convertible securities) of medium-sized

PORTFOLIO SUMMARY: SA JPMORGAN MID-CAP GROWTH PORTFOLIO

companies that the subadviser believes have above-average growth potential. Medium-sized companies will generally include companies whose market capitalizations, at the time of purchase, range from the market capitalization of the smallest company included in the Russell Midcap® Index to the market capitalization of the largest company in the Russell Midcap® Index during the most recent 12-month period. Effective December 11, 2025, the Portfolio will attempt to achieve its investment goal by investing 80% of its net assets in securities of medium-sized growth companies. For purposes of such policy, a company is considered to be a growth company if it: (i) issues securities that are represented in a third-party growth-style index or that are classified as a growth company by a third-party vendor; (ii) is above the relevant equity market median in at least two “growth metrics” similar to those commonly used by third-party growth index providers or third-party vendors in growth classifications, such as earnings growth, price-to-earnings or sales growth, among others; or (iii) is considered to be a “growth company” in the opinion of the subadviser. Medium-sized companies are those whose market capitalizations range from the market capitalization of the smallest company included in the Russell Midcap® Index to the market capitalization of the largest company in the Russell Midcap® Index during the most recent 12-month period. The Portfolio invests primarily in equity securities (common stocks, preferred stocks and convertible securities).

The Portfolio may invest up to 20% of its net assets in foreign securities, including securities of issuers located in emerging markets. The Portfolio may invest in fixed income securities, principally corporate securities.

In managing the Portfolio, the subadviser employs a process that combines research, valuation and stock selection to identify companies that have a history of above-average growth or which the subadviser believes will achieve above-average growth in the future. Growth companies purchased for the Portfolio include those with leading competitive positions, predictable and durable business models and management that can achieve sustained growth. The subadviser makes specific purchase decisions based on a number of quantitative factors, including valuation and improving fundamentals, as well as the stock and industry insights of the subadviser’s research and portfolio management teams. Finally, a disciplined, systematic portfolio construction process is employed to minimize uncompensated risks relative to the benchmark.

The subadviser sells a security for several reasons. The subadviser may sell a security due to a change in the company’s fundamentals, a change in the original reason for purchase of an investment, or new investment.

opportunities with higher expected returns emerge to displace existing portfolio holdings with lower expected returns. Finally, the subadviser may also sell a security which the subadviser no longer considers reasonably valued.

For purposes of the Portfolio’s 80% policy, net assets include the amount of any borrowings for investment purposes. Additionally, effective on or about December 11, 2025, a derivative instrument that provides exposure to the types of investments that are included in the 80% policy or exposure to one or more market risk factors associated with such investments will be counted towards compliance with the 80% policy.

Principal Risks of Investing in the Portfolio

As with any mutual fund, there can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. If the value of the assets of the Portfolio goes down, you could lose money.

The following is a summary of the principal risks of investing in the Portfolio

Equity Securities Risk. The Portfolio invests principally in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly.

Convertible Securities Risk. The values of the convertible securities in which the Portfolio may invest will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, certain types of convertible securities may pay fixed interest and dividends; their values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back or “call” certain of the convertible securities at a time unfavorable to the Portfolio.

Active Trading Risk. The Portfolio may engage in frequent trading of securities to achieve its investment goal. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Portfolio and could affect its performance. During periods of increased market volatility, active trading may be more pronounced.

PORTFOLIO SUMMARY: SA JPMORGAN MID-CAP GROWTH PORTFOLIO

Preferred Stock Risk. Preferred stockholders’ liquidation rights are subordinate to the company’s debt holders and creditors. If interest rates rise, the fixed dividend on preferred stocks may be less attractive and the price of preferred stocks may decline. Deferred dividend payments by an issuer of preferred stock could have adverse tax consequences for the Portfolio and may cause the preferred stock to lose substantial value.

Mid-Cap Companies Risk. Securities of mid-cap companies are usually more volatile and entail greater risks than securities of large companies.

Management Risk. The Portfolio is subject to management risk because it is an actively-managed investment portfolio. The Portfolio’s portfolio managers apply investment techniques and risk analyses in making investment decisions, but there can be no guarantee that these decisions or the individual securities selected by the portfolio managers will produce the desired results.

Growth Stock Risk. The Portfolio invests substantially in growth style stocks. Growth stocks may lack the dividend yield associated with value stocks that can cushion total return in a bear market. Also, growth stocks normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often decline more than other stocks.

PORTFOLIO SUMMARY: SA JPMORGAN MID-CAP GROWTH PORTFOLIO

Foreign Investment Risk. The Portfolio’s investments in the securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Portfolio invests may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Portfolio’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability and other conditions or events (including, for example, military confrontations, war, terrorism, sanctions, disease/virus, outbreaks and epidemics). Lack of relevant data and reliable public information may also affect the value of these securities. The risks of foreign investments are heightened when investing in issuers in emerging market countries.

Emerging Markets Risk. Risks associated with investments in emerging markets may include: delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasive corruption and crime; exchange rate volatility; inflation, deflation or currency devaluation; violent military or political conflicts; confiscations and other government restrictions by the United States or other governments; and government instability. As a result, investments in emerging market securities tend to be more volatile than investments in developed countries.

Bonds Risk. The value of your investment in the Portfolio may go up or down in response to changes in interest rates or defaults (or even the potential for future defaults) by bond issuers.

Interest Rate Risk. Fixed income securities may be subject to volatility due to changes in interest rates. The value of fixed-income securities may decline when interest rates go up or increase when interest rates go down. The interest earned on fixed-income securities may decline when interest rates go down or increase when interest rates go up. Duration is a measure of interest rate risk that indicates how price-sensitive a bond is to changes in interest rates. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates. For example, a bond with a duration of three years will decrease in value by approximately 3% if interest rates increase by 1%. Any future changes in monetary policy made by central banks and/or their governments are likely to affect the level of interest rates.

Credit Risk. Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Portfolio could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or to repay principal when it becomes due.

An issuer with a lower credit rating will be more likely than a higher rated issuer to default or otherwise become unable to honor its financial obligations. Issuers with low credit ratings typically issue junk bonds. In addition to the risk of default, junk bonds may be more volatile, less liquid, more difficult to value and more susceptible to adverse economic conditions or investor perceptions than other bonds.

Issuer Risk. The value of a security may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.

Market Risk. The Portfolio’s share price or the market as a whole can decline for many reasons or be adversely affected by a number of factors, including, without limitation: weakness in the broad market, a particular industry, or specific holdings; adverse political, regulatory or economic developments in the United States or abroad; changes in investor psychology; heavy institutional selling; military confrontations, war, terrorism and other armed conflicts, disease/virus outbreaks and epidemics; recessions; taxation and international tax treaties; currency, interest rate and price fluctuations; and other conditions or events. In addition, the subadviser’s assessment of securities held in the Portfolio may prove incorrect, resulting in losses or poor performance even in a rising market.

Affiliated Fund Rebalancing Risk. The Portfolio may be an investment option for other mutual funds for which SunAmerica Asset Management, LLC (“SunAmerica”) serves as investment adviser that are managed as “funds of funds.” From time to time, the Portfolio may experience relatively large redemptions or investments due to the rebalancing of a fund of funds. In the event of such redemptions or investments, the Portfolio could be required to sell securities or to invest cash at a time when it is not advantageous to do so.

PORTFOLIO SUMMARY: SA JPMORGAN MID-CAP GROWTH PORTFOLIO

Performance Information

The following bar chart illustrates the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and the table compares the Portfolio’s average annual returns to those of the Russell 3000® Index (a broad-based securities market index) and the Russell Midcap® Growth Index, which is relevant to the Portfolio because it has characteristics similar to the Portfolio’s investment strategies. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.

(Class 1 Shares)

[REVISED PERFORMANCE CHART TO COME]

During the period shown in the bar chart:

Highest Quarterly Return:	[June 30, 2020	32.53%]
Lowest Quarterly Return:	[June 30, 2022	-20.73%]
Year to Date Most Recent Quarter:	[ ]	[ ]%

Average Annual Total Returns (For the periods ended December 31, 2024)

	1 Year		5 Years		10 Years
Class 1 Shares	[	]%	[	]%	[	]%
Class 2 Shares	[	]%	[	]%	[	]%
Class 3 Shares	[	]%	[	]%	[	]%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	[	]%	[	]%	[	]%
Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes)	[	]%	[	]%	[	]%

Investment Adviser

The Portfolio’s investment adviser is SunAmerica.

The Portfolio is subadvised by J.P. Morgan Investment Management Inc.

Portfolio Managers

Name and Title	Portfolio Manager of the Portfolio Since

Felise Agranoff, CFA Managing Director and Co-Portfolio Manager	2016
Daniel Bloomgarden, CFA Managing Director and Co-Portfolio Manager	July 2022

Additional Information

For important information about purchases and sales of Portfolio shares, taxes and payments to broker-dealers and other financial intermediaries, please turn to the “Important Additional Information” section on page 83.

PORTFOLIO SUMMARY: SA JPMORGAN ULTRA-SHORT BOND PORTFOLIO

Investment Goal

The Portfolio’s investment goal is current income consistent with liquidity and preservation of capital.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. The table and the example below do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Portfolio is offered. If separate account fees were shown, the Portfolio’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class 1		Class 2		Class 3
Management Fees	[	]%	[	]%	[	]%
Service (12b-1) Fees	[	]%	[	]%	[	]%
Other Expenses	[	]%	[	]%	[	]%
Total Annual Portfolio Operating Expenses	[	]%	[	]%	[	]%

Expense Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same (except that the Example incorporates any appliable fee waiver and/or expense limitation arrangements for only the first year). The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

	1 Year			3 Years			5 Years			10 Years
Class 1	$	[	]	$	[	]	$	[	]	$	[	]
Class 2		[	]		[	]		[	]		[	]
Class 3		[	]		[	]		[	]		[	]

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Portfolio’s portfolio turnover rate was [ ]% of the average value of its portfolio.

Principal Investment Strategies of the Portfolio

The Portfolio attempts to achieve its investment goal by investing, under normal circumstances, at least 80% of its net assets in U.S. dollar denominated short-term fixed, variable and floating rate debt. The Portfolio invests primarily in corporate securities, asset-backed securities, mortgage-backed and mortgage-related securities, and high quality money market instruments such as commercial paper and certificates of deposit. The Portfolio may also invest in U.S. Treasury securities (including Separate Trading of Registered Interest and Principal of Securities (STRIPS)), securities issued or guaranteed by the U.S. government or its agencies and instrumentalities, securities issued or guaranteed by foreign governments, repurchase agreements, when-issued securities, delayed delivery securities, forward commitments, zero-coupon securities and privately placed securities. All securities will be U.S. dollar-denominated although they may be issued by a foreign corporation or a U.S. affiliate of a foreign corporation, or a foreign government or its agencies and instrumentalities. Effective December 11, 2025, the Portfolio will attempt to achieve its investment goal by investing 80% of its net assets in short-term fixed, variable and floating rate debt. The bonds in which the Portfolio invests will primarily be U.S. dollar denominated.

Under normal circumstances, the Portfolio maintains a duration of one year or less from the date of settlement, although under certain market conditions such as in periods of significant volatility in interest rates and spreads, the Portfolio’s duration may be longer than one year. Duration is a measure of price sensitivity of a debt security or a portfolio of debt securities to relative changes in interest rates. For instance, a duration of “one” means that a security’s or portfolio’s price would be expected to decrease by approximately 1% with a 1% increase in interest rates (assuming a parallel shift in yield curve).

The Portfolio may invest a significant portion of its assets in mortgage-related and mortgage-backed, as well as restricted securities, at the subadviser’s discretion. The asset-backed securities in which the Portfolio may invest include “sub-prime” securities and collateralized loan obligations (CLOs). The Portfolio may invest in securities of any credit quality, but will invest primarily in investment grade securities.

PORTFOLIO SUMMARY: SA JPMORGAN ULTRA-SHORT BOND PORTFOLIO

The Portfolio may use futures contracts in connection with its principal strategies in certain market conditions in order to hedge various investments, for risk management purposes and/or to seek to increase income or gain to the Portfolio.

The Portfolio is not a money market fund and is not subject to the special regulatory requirements (including maturity and credit quality constraints) designed to enable money market funds to maintain a stable share price.

The subadviser allocates the Portfolio’s assets among a range of sectors based on strategic positioning and other tactical considerations. In buying and selling investments for the Portfolio, the subadviser looks for market sectors and individual securities that it believes will perform well over time. The subadviser selects individual securities after performing a risk/reward analysis that includes an evaluation of their characteristics including income, interest rate risk, credit risk and the complex legal and technical structure of the transaction. As part of its security selection strategy, the subadviser seeks to assess the impact of environmental, social and governance (ESG) factors on many issuers in the universe in which the Portfolio may invest. ESG factors assessed may include, but are not limited to, issues related to the quality and function of the natural environment, such as climate change resilience and greenhouse gas emissions; social issues related to the rights, wellbeing and interests of people and communities, such as discrimination prevention and workplace safety; and governance issues relating to the way companies are managed and overseen, such as board diversity and executive compensation. The subadviser’s assessment is based on an analysis of key opportunities and risks across industries to seek to identify financially material issues with respect to the Fund’s investments in issuers and ascertain key issues that merit engagement with issuers. These assessments may not be conclusive and securities of issuers that may be negatively impacted by such factors may be purchased and retained by the Fund while the Fund may divest or not invest in securities of issuers that may be positively impacted by such factors.

For purposes of the Portfolio’s 80% policy, net assets include the amount of any borrowings for investment purposes. Additionally, effective on or about December 11, 2025, a derivative instrument that provides exposure to the types of investments that are included in the 80% policy or exposure to one or more market risk factors associated with such investments will be counted towards compliance with the 80% policy.

PORTFOLIO SUMMARY: SA JPMORGAN ULTRA-SHORT BOND PORTFOLIO

Principal Risks of Investing in the Portfolio

As with any mutual fund, there can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. If the value of the assets of the Portfolio goes down, you could lose money.

The following is a summary of the principal risks of investing in the Portfolio.

Active Trading Risk. The Portfolio may engage in frequent trading of securities to achieve its investment goal. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Portfolio and could affect its performance. During periods of increased market volatility, active trading may be more pronounced.

Affiliated Fund Rebalancing Risk. The Portfolio may be an investment option for other mutual funds for which SunAmerica Asset Management, LLC (“SunAmerica”) serves as investment adviser that are managed as “funds of funds.” From time to time, the Portfolio may experience relatively large redemptions or investments due to the rebalancing of a fund of funds. In the event of such redemptions or investments, the Portfolio could be required to sell securities or to invest cash at a time when it is not advantageous to do so.

Call Risk. The risk that an issuer will exercise its right to pay principal on a debt obligation (such as a mortgage-backed security or convertible security) that is held by the Portfolio earlier than expected. This may happen when there is a decline in interest rates. Under these circumstances, the Portfolio may be unable to recoup all of its initial investment and will also suffer from having to reinvest in lower-yielding securities.

Counterparty Risk. Counterparty risk is the risk that a counterparty to a security, loan or derivative held by the Portfolio becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Portfolio may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding, and there may be no recovery or limited recovery in such circumstances.

Credit Risk. Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Portfolio could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or to repay principal when it becomes due. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

An issuer with a lower credit rating will be more likely than a higher rated issuer to default or otherwise become unable to honor its financial obligations. Issuers with low credit ratings typically issue junk bonds. In addition to the risk of default, junk bonds may be more volatile, less liquid, more difficult to value and more susceptible to adverse economic conditions or investor perceptions than other bonds.

Derivatives Risk. A derivative is any financial instrument whose value is based on, and determined by, another security, index, rate or benchmark (i.e., stock options, futures, caps, floors, etc.). To the extent a derivative contract is used to hedge another position in the Portfolio, the Portfolio will be exposed to the risks associated with hedging described below. To the extent an option, futures contract, swap, or other derivative is used to enhance return, rather than as a hedge, the Portfolio will be directly exposed to the risks of the contract. Unfavorable changes in the value of the underlying security, index, rate or benchmark may cause sudden losses. Gains or losses from the Portfolio’s use of derivatives may be substantially greater than the amount of the Portfolio’s investment. Certain derivatives have the potential for undefined loss. Derivatives are also associated with various other risks, including market risk, leverage risk, hedging risk, counterparty risk, valuation risk, regulatory risk, illiquidity risk and interest rate risk. The primary risks associated with the Portfolio’s use of derivatives are market risk, counterparty risk and hedging risk.

PORTFOLIO SUMMARY: SA JPMORGAN ULTRA-SHORT BOND PORTFOLIO

ESG Investment Risk. The Portfolio’s adherence to its ESG criteria and application of related analyses when selecting investments may impact the Portfolio’s performance, including relative to similar funds that do not adhere to such criteria or apply such analyses. Additionally, the Portfolio’s adherence to its ESG criteria and application of related analyses in connection with identifying and selecting investments may require subjective analysis and may be more difficult if data about a particular company or market is limited, such as with respect to issuers in emerging markets countries. The Portfolio may invest in companies that do not reflect the beliefs and values of any particular investor. Socially responsible norms differ by country and region, and a company’s ESG practices or the subadviser’s assessment of such may change over time. ESG characteristics may not be the only factors considered in selecting investments and as a result, a Portfolio’s investments may not have favorable ESG characteristics or high ESG ratings.

Floating Rate Securities Risk. Floating rate securities reset whenever there is a change in a specified index rate. In most cases, these reset provisions reduce the impact of changes in market interest rates on the value of the security. However, the value of these securities may decline if their interest rates do not rise as much, or as quickly, as other interest rates. Conversely, these securities will not generally increase in value if interest rates decline. The absence of an active market for these securities could make it difficult for the Portfolio to dispose of them if the issuer defaults.

Variable and floating rate obligations normally will involve industrial development or revenue bonds which provide that the rate of interest is set as a specific percentage of a designated base rate, such as rates on Treasury Bonds or Bills or the prime rate at a major commercial bank, and that a bondholder can demand payment of the obligations on behalf of a Portfolio on short notice at par plus accrued interest, which amount may be more or less than the amount the bondholder paid for them. The maturity of floating or variable rate obligations (including participation interests therein) is deemed to be the longer of (i) the notice period required before a Portfolio is entitled to receive payment of the obligation upon demand, or (ii) the period remaining until the obligation’s next interest rate adjustment. If not redeemed by a Portfolio through the demand feature, the obligations mature on a specified date which may range up to thirty years from the date of issuance.

Foreign Investment Risk. The Portfolio’s investments in the securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Portfolio invests may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Portfolio’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability and other conditions or events (including, for example, military confrontations, war, terrorism, sanctions, disease/virus, outbreaks and epidemics). Lack of relevant data and reliable public information may also affect the value of these securities.

Foreign Sovereign Debt Risk. Foreign sovereign debt securities are subject to the risk that a governmental entity may delay or refuse to pay interest or to repay principal on its sovereign debt. If a governmental entity defaults, it may ask for more time in which to pay or for further loans.

Illiquidity Risk. An illiquid investment is any investment that the Portfolio reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Illiquidity risk exists when particular investments are difficult to sell. Although most of the Portfolio’s investments must be liquid at the time of investment, investments may lack liquidity after purchase by the Portfolio, particularly during periods of market turmoil. When the Portfolio holds illiquid investments, its investments may be harder to value, especially in changing markets, and if the Portfolio is forced to sell these investments to meet redemption requests or for other cash needs, the Portfolio may suffer a loss. In addition, when there is illiquidity in the market for certain investments, the Portfolio, due to limitations on illiquid investments, may be unable to achieve its desired level of exposure to a certain sector. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the Portfolio’s share price may fall dramatically.

PORTFOLIO SUMMARY: SA JPMORGAN ULTRA-SHORT BOND PORTFOLIO

Income Risk. The ability of the Portfolio’s equity securities to generate income generally depends on the earnings and the continuing declaration of dividends by the issuers of such securities. The interest income on debt securities generally is affected by prevailing interest rates, which can vary widely over the short- and long-term. If dividends are reduced or discontinued or interest rates drop, distributions to shareholders from the Portfolio may drop as well.

Interest Rate Risk. Fixed income securities may be subject to volatility due to changes in interest rates. The value of fixed-income securities may decline when interest rates go up or increase when interest rates go down. The interest earned on fixed-income securities may decline when interest rates go down or increase when interest rates go up. Duration is a measure of interest rate risk that indicates how price-sensitive a bond is to changes in interest rates. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates. For example, a bond with a duration of three years will decrease in value by approximately 3% if interest rates increase by 1%. Any future changes in monetary policy made by central banks and/or their governments are likely to affect the level of interest rates.

Issuer Risk. The value of a security may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.

Management Risk. The Portfolio is subject to management risk because it is an actively-managed investment portfolio. The Portfolio’s portfolio managers apply investment techniques and risk analyses in making investment decisions, but there can be no guarantee that these decisions or the individual securities selected by the portfolio managers will produce the desired results.

Market Risk. The Portfolio’s share price or the market as a whole can decline for many reasons or be adversely affected by a number of factors, including, without limitation: weakness in the broad market, a particular industry, or specific holdings; adverse political, regulatory or economic developments in the United States or abroad; changes in investor psychology; heavy institutional selling; military confrontations, war, terrorism and other armed conflicts, disease/virus outbreaks and epidemics; recessions; taxation and international tax treaties; currency, interest rate and price fluctuations; and other conditions or events. In addition, the subadviser’s assessment of securities held in the Portfolio may prove incorrect, resulting in losses or poor performance even in a rising market.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. The characteristics of these mortgage-backed and asset-backed securities differ from traditional fixed-income securities. Mortgage-backed securities are subject to prepayment risk (described below) and “extension risk.” Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. These securities also are subject to risk of default on the underlying mortgage, particularly during periods of economic downturn.

Repurchase Agreements Risk. Repurchase agreements are agreements in which the seller of a security to the Portfolio agrees to repurchase that security from the Portfolio at a mutually agreed upon price and date. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Portfolio’s income and the value of the Portfolio to decline.

Bonds Risk. The value of your investment in the Portfolio may go up or down in response to changes in interest rates or defaults (or even the potential for future defaults) by bond issuers. Fixed income securities may be subject to volatility due to changes in interest rates.

Money Market Securities Risk. An investment in the Portfolio is subject to the risk that the value of its investments in high-quality short-term obligations (“money market securities”) may be subject to changes in interest rates, changes in the rating of any money market security and in the ability of an issuer to make payments of interest and principal.

Privately Placed Securities Risk. A Portfolio’s investments may also include privately placed securities, which are subject to resale restrictions. These securities will have the effect of increasing the level of Portfolio illiquidity to the extent a Portfolio may be unable to sell or transfer these securities due to restrictions on transfers or on the ability to find buyers interested in purchasing the securities. The illiquidity of the market, as well as the lack of publicly available information regarding these securities, may also adversely affect the ability to arrive at a fair value for certain securities at certain times and could make it difficult for a Portfolio to sell certain securities.

PORTFOLIO SUMMARY: SA JPMORGAN ULTRA-SHORT BOND PORTFOLIO

U.S. Government Obligations Risk. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government.

Zero Coupon Bond Risk. “Zero coupon” bonds are sold at a discount from face value and do not make periodic interest payments. At maturity, zero coupon bonds can be redeemed for their face value. In addition to the risks associated with bonds, since zero coupon bonds do not pay interest, the value of zero coupon bonds may be more volatile than other fixed income securities. Zero coupon bonds may also be subject to greater interest rate risk and credit risk than other fixed income instruments.

Performance Information

The following bar chart illustrates the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and the table compares the Portfolio’s average annual returns to those of the Bloomberg U.S. Aggregate Bond Index (a broad-based securities market index), the ICE BofA 3-Month US Treasury Bill Index and the ICE BofA 6-Month US Treasury Bill Index, which are relevant to the Portfolio because they have characteristics similar to the Portfolio’s investment strategies. Prior to April 29, 2024, the benchmark against which the Portfolio measured its performance was the ICE BofA 6-Month US Treasury Bill Index. The Portfolio’s returns prior to April 29, 2024, as reflected in the bar chart and table, are the returns of the Portfolio when it followed different investment strategies under the name “SA DFA Ultra Short Bond Portfolio.” Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.

Effective April 29, 2024, J.P. Morgan Investment Management Inc. (“JPMorgan”) replaced Dimensional

Fund Advisors LP (“DFA”) as subadviser to the Portfolio. Prior to April 29, 2024, DFA served as subadviser. Prior to May 1, 2016, the Portfolio was managed by SunAmerica. Prior to April 15, 2016, BofA Advisors, LLC served as subadviser.

Performance for periods prior to May 1, 2016 reflects results when the Portfolio was managed as a money market fund.

(Class 1 Shares)

[REVISED PERFORMANCE CHART TO COME]

During the period shown in the bar chart:

Highest Quarterly Return:	[December 31, 2023	1.38	%]
Lowest Quarterly Return:	[March 31, 2022	-1.25	%]
Year to Date Most Recent Quarter:	[ ]	[	]%

Average Annual Total Returns (For the periods ended December 31, 2024)

	1 Year		5 Years		10 Years
Class 1 Shares	[	]%	[	]%	[	]%
Class 2 Shares	[	]%	[	]%	[	]%
Class 3 Shares	[	]%	[	]%	[	]%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	[	]%	[	]%	[	]%
ICE BofA 3-Month US Treasury Bill Index (reflects no deduction for fees, expenses or taxes)	[	]%	[	]%	[	]%
ICE BofA 6-Month US Treasury Bill Index (reflects no deduction for fees, expenses or taxes)	[	]%	[	]%	[	]%

PORTFOLIO SUMMARY: SA JPMORGAN ULTRA-SHORT BOND PORTFOLIO

Investment Adviser

The Portfolio’s investment adviser is SunAmerica.

The Portfolio is subadvised by JPMorgan.

Portfolio Managers

Name and Title	Portfolio Manager of the Portfolio Since

James McNerny Managing Director	2024
Karl Lohninger Executive Director	2024

Additional Information

For important information about purchases and sales of Portfolio shares, taxes and payments to broker-dealers and other financial intermediaries, please turn to the “Important Additional Information” section on page 83.

PORTFOLIO SUMMARY: SA MFS LARGE CAP GROWTH PORTFOLIO

(FORMERLY, SA MFS BLUE CHIP GROWTH PORTFOLIO)

Investment Goal

The Portfolio’s investment goal is capital appreciation.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. The table and the example below do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Portfolio is offered. If separate account fees were shown, the Portfolio’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class 1		Class 2		Class 3
Management Fees	[	]%	[	]%	[	]%
Service (12b-1) Fees	[	]%	[	]%	[	]%
Other Expenses	[	]%	[	]%	[	]%
Total Annual Portfolio Operating Expenses	[	]%	[	]%	[	]%

Expense Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same (except that the Example incorporates any appliable fee waiver and/or expense limitation arrangements for only the first year). The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

	1 Year			3 Years			5 Years			10 Years
Class 1	$	[	]	$	[	]	$	[	]	$	[	]
Class 2		[	]		[	]		[	]		[	]
Class 3		[	]		[	]		[	]		[	]

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Portfolio’s portfolio turnover rate was [   ]% of the average value of its portfolio.

Principal Investment Strategies of the Portfolio

The Portfolio attempts to achieve its investment goal by investing 80% of its net assets in securities of large-capitalization companies. For purposes of such policy, the Portfolio will consider large capitalization companies to be those with market capitalizations similar to companies in the Russell 1000® Index. Effective December 11, 2025, the Portfolio will also invest 80% of its net assets in securities of growth companies. For purposes of such policy, a company is considered to be a growth company if it: (i) issues securities that are represented in a third-party growth-style index or that are classified as a growth company by a third-party vendor; (ii) is above the relevant equity market median in at least two “growth metrics” similar to those commonly used by third-party growth index providers or third-party vendors in growth classifications, such as earnings growth, price-to-earnings or sales growth, among others; or (iii) is considered to be a “growth company” in the opinion of the subadviser.

The Portfolio may invest in foreign securities up to 20% of net assets, including securities of issuers located in emerging markets. The subadviser normally invests the Portfolio’s assets across different industries and sectors, but the subadviser may invest a significant percentage of the Portfolio’s assets in a single industry or sector.

The subadviser focuses on investing the Portfolio’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (“growth companies”). Growth companies tend to have stock prices that are high relative to their earnings, dividends, book value, or other financial measures.

The subadviser uses an active bottom-up approach to buying and selling investments for the Portfolio. Investments are selected primarily based on blending fundamental and quantitative research. The subadviser uses fundamental analysis of individual issuers and their potential in light of their financial condition and market, economic, political, and regulatory conditions to determine a fundamental rating for an issuer. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. The subadviser may also consider environmental, social, and governance (ESG) factors in its fundamental investment

PORTFOLIO SUMMARY: SA MFS LARGE CAP GROWTH PORTFOLIO

(FORMERLY, SA MFS BLUE CHIP GROWTH PORTFOLIO)

analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer’s governance structure and practices, data protection and privacy issues, and diversity and labor practices. The subadviser uses quantitative analysis, including quantitative models that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors to determine a quantitative rating for an issuer.

The subadviser combines the fundamental rating with the quantitative rating to create a blended rating for an issuer. When a fundamental rating is not available, the subadviser treats the issuer as having a neutral fundamental rating. (The subadviser’s quantitative research generates ratings on a greater number of issuers than the subadviser’s fundamental research.)

The subadviser constructs the portfolio using a portfolio optimization process that considers the blended rating, as well as issuer, industry, and sector weightings, market capitalization, volatility, and other factors. The portfolio managers have the discretion to adjust the inputs and parameters used in the optimization process and the Portfolio’s holdings based on factors such as the desired portfolio characteristics and the portfolio managers’ qualitative assessment of the optimization results. The goal is to construct an actively managed portfolio with a target predicted tracking error of approximately 2% compared to the Russell 1000® Growth Index (the Index). Tracking error generally measures how the differences between the Portfolio’s returns and the Index’s returns have varied over a period of time. A lower tracking error means that there is generally less variation between the Portfolio’s returns compared to an index that represents the Portfolio’s investment universe. Third party quantitative risk models are used in the portfolio construction process and to measure the predicted tracking error of the Portfolio.

For purposes of the Portfolio’s 80% policy, net assets include the amount of any borrowings for investment purposes. Additionally, effective on or about December 11, 2025, a derivative instrument that provides exposure to the types of investments that are included in the 80% policy or exposure to one or more market risk factors associated with such investments will be counted towards compliance with the 80% policy.

The Portfolio is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified portfolio.

PORTFOLIO SUMMARY: SA MFS LARGE CAP GROWTH PORTFOLIO

(FORMERLY, SA MFS BLUE CHIP GROWTH PORTFOLIO)

Principal Risks of Investing in the Portfolio

As with any mutual fund, there can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. If the value of the assets of the Portfolio goes down, you could lose money.

The following is a summary of the principal risks of investing in the Portfolio.

Equity Securities Risk. The Portfolio invests principally in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly.

Growth Stock Risk. The Portfolio invests substantially in growth style stocks. Growth stocks may lack the dividend yield associated with value stocks that can cushion total return in a bear market. Also, growth stocks normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often decline more than other stocks.

Large-Cap Companies Risk. Large-cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Portfolio’s value may not rise as much as the value of portfolios that emphasize smaller companies. Larger, more established companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rate of successful smaller companies, particularly during extended periods of economic expansion.

Management Risk. The Portfolio is subject to management risk because it is an actively-managed investment portfolio. The Portfolio’s portfolio managers apply investment techniques and risk analyses in making investment decisions, but there can be no guarantee that these decisions or the individual securities selected by the portfolio managers will produce the desired results.

Issuer Risk. The value of a security may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.

Foreign Investment Risk. The Portfolio’s investments in the securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Portfolio invests may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Portfolio’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability and other conditions or events (including, for example, military confrontations, war, terrorism, sanctions, disease/virus, outbreaks and epidemics). Lack of relevant data and reliable public information may also affect the value of these securities. The risks of foreign investments are heightened when investing in issuers in emerging market countries.

Emerging Markets Risk. Risks associated with investments in emerging markets may include: delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasive corruption and crime; exchange rate volatility; inflation, deflation or currency devaluation; violent military or political conflicts; confiscations and other government restrictions by the United States or other governments; and government instability. As a result, investments in emerging market securities tend to be more volatile than investments in developed countries.

Quantitative Investing Risk. The value of securities selected using quantitative analysis can react differently to issuer, political, market, and economic developments from the market as a whole or securities selected using only fundamental analysis. The factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security’s value. In addition, factors that affect a security’s value can change over time and these changes may not be reflected in the quantitative model.

Active Trading Risk. The Portfolio may engage in frequent trading of securities to achieve its investment goal. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Portfolio and could affect its performance. During periods of increased market volatility, active trading may be more pronounced.

PORTFOLIO SUMMARY: SA MFS LARGE CAP GROWTH PORTFOLIO

(FORMERLY, SA MFS BLUE CHIP GROWTH PORTFOLIO)

ESG Investment Risk. The Portfolio’s adherence to its ESG criteria and application of related analyses when selecting investments may impact the Portfolio’s performance, including relative to similar funds that do not adhere to such criteria or apply such analyses. Additionally, the Portfolio’s adherence to its ESG criteria and application of related analyses in connection with identifying and selecting investments may require subjective analysis and may be more difficult if data about a particular company or market is limited, such as with respect to issuers in emerging markets countries. The Portfolio may invest in companies that do not reflect the beliefs and values of any particular investor. Socially responsible norms differ by country and region, and a company’s ESG practices or the subadviser’s assessment of such may change over time. ESG characteristics may not be the only factors considered in selecting investments and as a result, a Portfolio’s investments may not have favorable ESG characteristics or high ESG ratings.

Market Risk. The Portfolio’s share price or the market as a whole can decline for many reasons or be adversely affected by a number of factors, including, without limitation: weakness in the broad market, a particular industry, or specific holdings; adverse political, regulatory or economic developments in the United States or abroad; changes in investor psychology; heavy institutional selling; military confrontations, war, terrorism and other armed conflicts, disease/virus outbreaks and epidemics; recessions; taxation and international tax treaties; currency, interest rate and price fluctuations; and other conditions or events. In addition, the subadviser’s assessment of securities held in the Portfolio may prove incorrect, resulting in losses or poor performance even in a rising market.

Non-Diversification Risk. The Portfolio is organized as a “non-diversified” fund. A non-diversified fund may invest a larger portion of assets in the securities of a single company than a diversified fund. By concentrating in a smaller number of issuers, the Portfolio’s risk may be increased because the effect of each security on the Portfolio’s performance is greater.

Affiliated Fund Rebalancing Risk. The Portfolio may be an investment option for other mutual funds for which SunAmerica Asset Management, LLC (“SunAmerica”) serves as investment adviser that are managed as “funds of funds.” From time to time, the Portfolio may experience relatively large redemptions or investments due to the rebalancing of a fund of funds. In the event of such redemptions or investments, the Portfolio could be required to sell securities or to invest cash at a time when it is not advantageous to do so.

Performance Information

The following bar chart illustrates the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and the table compares the Portfolio’s average annual returns to those of the S&P 500® Index (a broad-based securities market index) and the Russell 1000® Growth Index, which is relevant to the Portfolio because it has characteristics similar to the Portfolio’s investment strategies. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.

Massachusetts Financial Services Company (“MFS”) assumed subadvisory duties of the Portfolio on October 1, 2013. Prior to October 1, 2013, SunAmerica managed the Portfolio.

PORTFOLIO SUMMARY: SA MFS LARGE CAP GROWTH PORTFOLIO

(FORMERLY, SA MFS BLUE CHIP GROWTH PORTFOLIO)

(Class 1 Shares)

[REVISED PERFORMANCE CHART TO COME]

During the period shown in the bar chart:

Highest Quarterly Return:	[June 30, 2020	25.54	%]
Lowest Quarterly Return:	[June 30, 2022	-19.66	%]
Year to Date Most Recent Quarter:	[ ]	[	]%

Average Annual Total Returns (For the periods ended December 31, 2024)

	1 Year		5 Years		10 Years
Class 1 Shares	[	]%	[	]%	[	]%
Class 2 Shares	[	]%	[	]%	[	]%
Class 3 Shares	[	]%	[	]%	[	]%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	[	]%	[	]%	[	]%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	[	]%	[	]%	[	]%

Investment Adviser

The Portfolio’s investment adviser is SunAmerica.

The Portfolio is subadvised by MFS.

Portfolio Managers

Name and Title	Portfolio Manager of the Portfolio Since

Matthew W. Krummell Investment Officer, Lead Portfolio Manager	2013
James C. Fallon Investment Officer	2015
John E. Stocks Investment Officer	2015
Jonathan W. Sage Investment Officer	2015

Additional Information

For important information about purchases and sales of Portfolio shares, taxes and payments to broker-dealers and other financial intermediaries, please turn to the “Important Additional Information” section on page 83.

PORTFOLIO SUMMARY: SA PIMCO RAE INTERNATIONAL VALUE PORTFOLIO

Investment Goal

The Portfolio’s investment goal is long-term capital appreciation.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. The table and the example below do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Portfolio is offered. If separate account fees were shown, the Portfolio’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class 1		Class 2		Class 3
Management Fees	[	]%	[	]%	[	]%
Service (12b-1) Fees	[	]%	[	]%	[	]%
Other Expenses	[	]%	[	]%	[	]%
Total Annual Portfolio Operating Expenses Before Fee Waivers and/or Expense Reimbursements	[	]%	[	]%	[	]%
Fee Waivers and/or Expense Reimbursements[1]	[	]%	[	]%	[	]%
Total Annual Portfolio Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	[	]%	[	]%	[	]%

[1]

Pursuant to an Advisory Fee Waiver Agreement, effective through April 30, 2026, SunAmerica Asset Management, LLC (“SunAmerica”) is contractually obligated to waive a portion of its advisory fee under the Investment Advisory and Management Agreement with respect to the Portfolio so that the advisory fee payable by the Portfolio is equal to 0.765% on the first $250 million of the Portfolio’s average daily net assets and 0.740% thereafter. This agreement may be modified or discontinued prior to April 30, 2026 only with the approval of the Board of Trustees of SunAmerica Series Trust (the “Trust”), including a majority of the trustees who are not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended.

Expense Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same (except that the Example incorporates any appliable fee waiver and/or expense limitation arrangements for only the first year). The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

	1 Year			3 Years			5 Years			10 Years
Class 1	$	[	]	$	[	]	$	[	]	$	[	]
Class 2		[	]		[	]		[	]		[	]
Class 3		[	]		[	]		[	]		[	]

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Portfolio’s portfolio turnover rate was [  ]% of the average value of its portfolio.

Principal Investment Strategies of the Portfolio

The Portfolio seeks to achieve its investment goal by investing, under normal circumstances, in a portfolio of stocks economically tied to at least three foreign (non-U.S.) countries. The stocks are selected by the Portfolio’s subadviser, Pacific Investment Management Company, LLC (“PIMCO”), and sub-subadviser, Research Affiliates, LLC (“Research Affiliates”), from a broad universe of companies whose securities are sufficiently liquid. Effective December 11, 2025, the Portfolio will attempt to achieve its investment goal by investing 80% of its net assets in securities of value companies. For purposes of such policy, a company is considered to be a value company if it: (i) issues securities that are represented in a third-party value-style index or that are classified as a value company by a third-party vendor; (ii) is below the relevant equity market median in at least two “value metrics” similar to those commonly used by third-party value index providers or third-party vendors in value classifications, such as earnings growth, price-to-earnings or sales growth, among others; or (iii) is considered to be a “value company” in the opinion of the subadviser.

For portfolio construction, the subadviser and the sub-subadviser use a rules-based model developed by Research Affiliates (the “RAE methodology”) that selects

PORTFOLIO SUMMARY: SA PIMCO RAE INTERNATIONAL VALUE PORTFOLIO

stocks using quantitative signals that indicate higher expected returns, e.g., value, quality and momentum (i.e., whether a company’s share price is trending up or down). The model then weights selected stocks using their fundamental measures of company size, e.g., sales, cash flow dividends and book value. Actual stock positions in the Portfolio, which drift apart from target weights as market prices change, are rebalanced to target weights periodically. The sub-subadviser, among other things, provides the subadviser with the constituents and target weights for the Portfolio. The RAE® methodology’s systematic portfolio rebalancing reflects a value orientation, as the Portfolio would be invested in securities that are believed to be undervalued in the market. Portfolio managers do not have discretion with respect to the allocations determined by the RAE® methodology. The RAE® methodology is not updated according to any predetermined schedule. The Portfolio seeks to remain invested in securities indicated for investment by the RAE® methodology even when the values of those securities are declining.

The RAE® methodology would indicate that a stock position should be sold when the company’s price overstates its economic size as measured by its fundamental size. Additionally, the RAE® methodology may indicate that a stock should be sold because it has become more expensive or has reduced quality or momentum relative to other companies within the universe of investable stocks.

The Portfolio may invest, without limitation, in equity securities and equity-related securities, including common and preferred securities and equity derivatives, and there is no limitation on the market capitalization range of the issuers of equity securities in which the Portfolio may invest. The Portfolio may invest in depositary receipts if pricing and liquidity are more attractive than ordinary equity securities of foreign companies. The Portfolio may also invest in real estate investment trusts (“REITs”). The Portfolio may invest, without limitation, in securities and instruments denominated in foreign currencies and in securities of foreign issuers, including emerging market issuers.

For purposes of the Portfolio’s 80% policy, net assets include the amount of any borrowings for investment purposes. Additionally, effective on or about December 11, 2025, a derivative instrument that provides exposure to the types of investments that are included in the 80% policy or exposure to one or more market risk factors associated with such investments will be counted towards compliance with the 80% policy.

PORTFOLIO SUMMARY: SA PIMCO RAE INTERNATIONAL VALUE PORTFOLIO

Principal Risks of Investing in the Portfolio

As with any mutual fund, there can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. If the value of the assets of the Portfolio goes down, you could lose money.

The following is a summary of the principal risks of investing in the Portfolio.

Equity Securities Risk. The Portfolio invests principally in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly.

Value Investing Risk. The RAE methodology’s indication that a particular security is undervalued in relation to the company’s fundamental economic value may prove incorrect.

Foreign Investment Risk. The Portfolio’s investments in the securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Portfolio invests may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Portfolio’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability and other conditions or events (including, for example, military confrontations, war, terrorism, sanctions, disease/virus, outbreaks and epidemics). Lack of relevant data and reliable public information may also affect the value of these securities. The risks of foreign investments are heightened when investing in issuers in emerging market countries.

Emerging Markets Risk. Risks associated with investments in emerging markets may include: delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasive corruption and crime; exchange rate volatility; inflation, deflation or currency devaluation; violent military or political conflicts; confiscations and other government restrictions by the United States or other governments; and government instability. As a result, investments in emerging market securities tend to be more volatile than investments in developed countries.

Market Risk. The Portfolio’s share price or the market as a whole can decline for many reasons or be adversely affected by a number of factors, including, without limitation: weakness in the broad market, a particular industry, or specific holdings; adverse political, regulatory or economic developments in the United States or abroad; changes in investor psychology; heavy institutional selling; military confrontations, war, terrorism and other armed conflicts, disease/virus outbreaks and epidemics; recessions; taxation and international tax treaties; currency, interest rate and price fluctuations; and other conditions or events. In addition, the subadviser’s and sub-subadviser’s assessment of securities held in the Portfolio may prove incorrect, resulting in losses or poor performance even in a rising market.

Management Risk. The Portfolio is subject to management risk because the investment techniques and risk analyses applied by the subadviser and sub-sub-adviser, including the use of quantitative models or methods, may not produce the desired results.

Model Risk. A subadviser’s investment models may not adequately take into account certain factors and may result in the Portfolio having a lower return than if the Portfolio were managed using another model or investment strategy. Models may depend heavily on the accuracy and reliability of historical data that is supplied by third parties or other external sources. When a model or data used in managing the Portfolio contains an error, or is incorrect or incomplete, any investment decision made in reliance on the model or data may not produce the desired results and the Portfolio may realize losses. In addition, the investment models used by a subadviser to evaluate securities or securities markets are based on certain assumptions concerning the interplay of market factors. The markets or the prices of individual securities may be affected by factors not foreseen in developing the models.

Issuer Risk. The value of a security may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.

Real Estate Investment Trusts Risk. REITs are trusts that invest primarily in commercial real estate, residential real estate or real estate related loans. The value of an interest in a REIT may be affected by the value and the cash flows of the properties owned or the quality of the mortgages held by the REIT. The performance of a REIT depends on current economic conditions and the types of real property in which it invests and how well the property is managed. If a REIT concentrates its investments in a geographic region or property type, changes in underlying real estate values may have an exaggerated effect on the value of the REIT.

PORTFOLIO SUMMARY: SA PIMCO RAE INTERNATIONAL VALUE PORTFOLIO

Foreign Currency Risk. The value of the Portfolio’s foreign investments may fluctuate due to changes in currency exchange rates. A decline in the value of foreign currencies relative to the U.S. dollar generally can be expected to depress the value of the Portfolio’s non-U.S. dollar-denominated securities.

Illiquidity Risk. An illiquid investment is any investment that the Portfolio reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Illiquidity risk exists when particular investments are difficult to sell. Although most of the Portfolio’s investments must be liquid at the time of investment, investments may lack liquidity after purchase by the Portfolio, particularly during periods of market turmoil. When the Portfolio holds illiquid investments, its investments may be harder to value, especially in changing markets, and if the Portfolio is forced to sell these investments to meet redemption requests or for other cash needs, the Portfolio may suffer a loss. In addition, when there is illiquidity in the market for certain investments, the Portfolio, due to limitations on illiquid investments, may be unable to achieve its desired level of exposure to a certain sector. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the Portfolio’s share price may fall dramatically. Portfolios that invest in non-investment grade fixed income securities and emerging market country issuers will be especially subject to the risk that during certain periods, the liquidity of particular issuers or industries, or all securities within a particular investment category, will shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions.

Brexit Risk. On January 31, 2020, the United Kingdom (the “UK”) withdrew from the European Union (commonly referred to as “Brexit”). This historic event is widely expected to have consequences that are both profound and uncertain for the economic and political future of the UK and the European Union, and those consequences include significant legal and business uncertainties pertaining to an investment in the Portfolio. The full scope and nature of the consequences of Brexit are not at this time known and are unlikely to be known for a significant period of time. At the same time, it is reasonable to assume that the significant uncertainty in the business, legal and political environment engendered by this event has resulted in immediate and longer term risks that would not have been applicable had the UK not sought to withdraw from the European Union.

Depositary Receipts Risk. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. The issuers of unsponsored depositary receipts are not obligated to disclose information that is considered material in the United States. Therefore, there may be less information available regarding the issuers and there may not be a correlation between such information and the market value of the depositary receipts. Certain depositary receipts are not listed on an exchange and therefore are subject to illiquidity risk.

Derivatives Risk. A derivative is any financial instrument whose value is based on, and determined by, another security, index, rate or benchmark (i.e., stock options, futures, caps, floors, etc.). Unfavorable changes in the value of the underlying security, index, rate or benchmark may cause sudden losses. Gains or losses from the Portfolio’s use of derivatives may be substantially greater than the amount of the Portfolio’s investment. Certain derivatives have the potential for undefined loss. Derivatives are also associated with various other risks, including market risk, leverage risk, hedging risk, counterparty risk, valuation risk, regulatory risk, illiquidity risk and interest rate fluctuations risk. The primary risks associated with the Portfolio’s use of derivatives are market risk and counterparty risk.

PORTFOLIO SUMMARY: SA PIMCO RAE INTERNATIONAL VALUE PORTFOLIO

Performance Information

The following bar chart illustrates the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and the table compares the Portfolio’s average annual returns to those of the MSCI EAFE® Index (net) (a broad-based securities market index) and the MSCI EAFE Value Index (net), which is relevant to the Portfolio because it has characteristics similar to the Portfolio’s investment strategies. The Portfolio’s returns prior to January 25, 2021, as reflected in the Bar Chart and Table, are the returns of the Portfolio when it followed different investment strategies under the name “SA Templeton Foreign Value Portfolio.” Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.

Prior to January 25, 2021, the Portfolio was subadvised by Templeton Investment Counsel, LLC. PIMCO assumed subadvisory responsibility for the Portfolio and Research Affiliates assumed sub-subadvisory responsibility for the Portfolio on January 25, 2021.

(Class 2 Shares)

[REVISED PERFORMANCE CHART TO COME]

During the period shown in the bar chart:

Highest Quarterly Return:	[December 31, 2022	18.31%]
Lowest Quarterly Return:	[March 31, 2020	-24.59%]
Year to Date Most Recent Quarter:	[ ]	[ ]%

Average Annual Total Returns (For the periods ended December 31, 2024)

	1 Year		5 Years		10 Years
Class 1 Shares	[	]%	[	]%	[	]%
Class 2 Shares	[	]%	[	]%	[	]%
Class 3 Shares	[	]%	[	]%	[	]%
MSCI EAFE® Index (net)	[	]%	[	]%	[	]%
MSCI EAFE Value Index (net)	[	]%	[	]%	[	]%

Investment Adviser

The Portfolio’s investment adviser is SunAmerica.

The Portfolio is subadvised by PIMCO and sub-subadvised by Research Affiliates.

Portfolio Managers

Name and Title	Portfolio Manager of the Portfolio Since

Research Affiliates
Robert D. Arnott Portfolio Manager	2021
Christopher J. Brightman, CFA Portfolio Manager	2021

Additional Information

For important information about purchases and sales of Portfolio shares, taxes and payments to broker-dealers and other financial intermediaries, please turn to the “Important Additional Information” section on page 83.

PORTFOLIO SUMMARY: SA PINEBRIDGE HIGH-YIELD BOND PORTFOLIO

Investment Goal

The Portfolio’s investment goals are high current income and, secondarily, capital appreciation.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. The table and the example below do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Portfolio is offered. If separate account fees were shown, the Portfolio’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class 1		Class 2		Class 3
Management Fees	[	]%	[	]%	[	]%
Service (12b-1) Fees	[	]%	[	]%	[	]%
Other Expenses	[	]%	[	]%	[	]%
Total Annual Portfolio Operating Expenses	[	]%	[	]%	[	]%

Expense Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same (except that the Example incorporates any appliable fee waiver and/or expense limitation arrangements for only the first year). The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

	1 Year			3 Years			5 Years			10 Years
Class 1	$	[	]	$	[	]	$	[	]	$	[	]
Class 2		[	]		[	]		[	]		[	]
Class 3		[	]		[	]		[	]		[	]

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Portfolio’s portfolio turnover rate was [   ]% of the average value of its portfolio.

Principal Investment Strategies of the Portfolio

The Portfolio attempts to achieve its goal by investing, under normal circumstances, at least 80% of its net assets in intermediate and long-term corporate obligations, emphasizing high-yield, high-risk fixed income securities (junk bonds) with a primary focus on “B” rated high-yield securities. Effective December 11, 2025, the Portfolio will attempt to achieve its investment goal by investing 80% of its net assets in corporate obligations that are high-yield, high-risk fixed income securities (junk bonds) with a primary focus on “B” rated high-yield securities. For purposes of such policy, securities considered to be high yield are those that are rated below Baa3 by Moody’s Investor Services, Inc. (“Moody’s”) or BBB- by S&P Global Ratings (“S&P”) or determined to be of comparable quality by the Adviser. Bonds are considered to be fixed income and floating rate securities. The Portfolio emphasizes intermediate and long-term corporate obligations.

In addition to junk bonds, the Portfolio may invest in other fixed income securities, primarily loans, convertible bonds, preferred stocks and zero coupon and deferred interest bonds. To a lesser extent, the Portfolio also may invest in U.S. government securities, investment grade bonds and pay-in-kind bonds. The Portfolio may invest in foreign securities and may make short-term investments.

The Portfolio may engage in frequent trading of portfolio securities to achieve its investment goal.

For purposes of the Portfolio’s 80% policy, net assets include the amount of any borrowings for investment purposes. Additionally, effective on or about December 11, 2025, a derivative instrument that provides exposure to the types of investments that are included in the 80% policy or exposure to one or more market risk factors associated with such investments will be counted towards compliance with the 80% policy.

PORTFOLIO SUMMARY: SA PINEBRIDGE HIGH-YIELD BOND PORTFOLIO

Principal Risks of Investing in the Portfolio

As with any mutual fund, there can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. If the value of the assets of the Portfolio goes down, you could lose money.

The following is a summary of the principal risks of investing in the Portfolio.

Bonds Risk. The value of your investment in the Portfolio may go up or down in response to changes in interest rates or defaults (or even the potential for future defaults) by bond issuers. Fixed income securities may be subject to volatility due to changes in interest rates.

Junk Bonds Risk. The Portfolio may invest significantly in junk bonds, which are considered speculative. Junk bonds carry a substantial risk of default or changes in the issuer’s creditworthiness, or they may already be in default at the time of purchase.

Interest Rate Risk. Fixed income securities may be subject to volatility due to changes in interest rates. The value of fixed-income securities may decline when interest rates go up or increase when interest rates go down. The interest earned on fixed-income securities may decline when interest rates go down or increase when interest rates go up. Duration is a measure of interest rate risk that indicates how price-sensitive a bond is to changes in interest rates. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates. For example, a bond with a duration of three years will decrease in value by approximately 3% if interest rates increase by 1%. Any future changes in monetary policy made by central banks and/or their governments are likely to affect the level of interest rates.

Credit Quality Risk. An issuer with a lower credit rating will be more likely than a higher rated issuer to default or otherwise become unable to honor its financial obligations. Issuers with low credit ratings typically issue junk bonds. In addition to the risk of default, junk bonds may be more volatile, less liquid, more difficult to value and more susceptible to adverse economic conditions or investor perceptions than other bonds.

PORTFOLIO SUMMARY: SA PINEBRIDGE HIGH-YIELD BOND PORTFOLIO

Loan Risk. Loans are subject to the credit risk of nonpayment of principal or interest. Economic downturns or increases in interest rates may cause an increase in defaults, interest rate risk and illiquidity risk. Loans may or may not be collateralized at the time of acquisition, and any collateral may lack liquidity or lose all or substantially all of its value subsequent to investment. In the event of bankruptcy of a borrower, the Portfolio could experience delays or limitations with respect to its ability to realize the benefits of any collateral securing a loan.

Foreign Investment Risk. The Portfolio’s investments in the securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Portfolio invests may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Portfolio’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability and other conditions or events (including, for example, military confrontations, war, terrorism, sanctions, disease/virus, outbreaks and epidemics). Lack of relevant data and reliable public information may also affect the value of these securities.

U.S. Government Obligations Risk. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government.

Call Risk. The risk that an issuer will exercise its right to pay principal on a debt obligation (such as a mortgage-backed security or convertible security) that is held by the Portfolio earlier than expected. This may happen when there is a decline in interest rates. Under these circumstances, the Portfolio may be unable to recoup all of its initial investment and will also suffer from having to reinvest in lower-yielding securities.

Active Trading Risk. The Portfolio may engage in frequent trading of securities to achieve its investment goal. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Portfolio and could affect its performance. During periods of increased market volatility, active trading may be more pronounced.

Issuer Risk. The value of a security may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.

Convertible Securities Risk. The values of the convertible securities in which the Portfolio may invest will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, certain types of convertible securities may pay fixed interest and dividends; their values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back or “call” certain of the convertible securities at a time unfavorable to the Portfolio.

Preferred Stock Risk. Preferred stockholders’ liquidation rights are subordinate to the company’s debt holders and creditors. If interest rates rise, the fixed dividend on preferred stocks may be less attractive and the price of preferred stocks may decline. Deferred dividend payments by an issuer of preferred stock could have adverse tax consequences for the Portfolio and may cause the preferred stock to lose substantial value.

Management Risk. The Portfolio is subject to management risk because it is an actively-managed investment portfolio. The Portfolio’s portfolio managers apply investment techniques and risk analyses in making investment decisions, but there can be no guarantee that these decisions or the individual securities selected by the portfolio managers will produce the desired results.

Market Risk. The Portfolio’s share price or the market as a whole can decline for many reasons or be adversely affected by a number of factors, including, without limitation: weakness in the broad market, a particular industry, or specific holdings; adverse political, regulatory or economic developments in the United States or abroad; changes in investor psychology; heavy institutional selling; military confrontations, war, terrorism and other armed conflicts, disease/virus outbreaks and epidemics; recessions; taxation and international tax treaties; currency, interest rate and price fluctuations; and other conditions or events. In addition, the subadviser’s assessment of securities held in the Portfolio may prove incorrect, resulting in losses or poor performance even in a rising market.

PORTFOLIO SUMMARY: SA PINEBRIDGE HIGH-YIELD BOND PORTFOLIO

Affiliated Fund Rebalancing Risk. The Portfolio may be an investment option for other mutual funds for which SunAmerica Asset Management, LLC (“SunAmerica”) serves as investment adviser that are managed as “funds of funds.” From time to time, the Portfolio may experience relatively large redemptions or investments due to the rebalancing of a fund of funds. In the event of such redemptions or investments, the Portfolio could be required to sell securities or to invest cash at a time when it is not advantageous to do so.

Performance Information

The following bar chart illustrates the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and the table compares the Portfolio’s average annual returns to those of the Bloomberg U.S. Universal Bond Index (a broad-based securities market index) and the ICE BofA US High Yield Index, which is relevant to the Portfolio because it has characteristics similar to the Portfolio’s investment strategies. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.

(Class 1 Shares)

[REVISED PERFORMANCE CHART TO COME]

During the period shown in the bar chart:

Highest Quarterly Return:	[June 30, 2020	9.48	%]
Lowest Quarterly Return:	[March 31, 2020	-11.33	%]
Year to Date Most Recent Quarter:	[ ]	[	]%

Average Annual Total Returns (For the periods ended December 31, 2024)

	1 Year		5 Years		10 Years
Class 1 Shares	[	]%	[	]%	[	]%
Class 2 Shares	[	]%	[	]%	[	]%
Class 3 Shares	[	]%	[	]%	[	]%
Bloomberg U.S. Universal Bond Index (reflects no deduction for fees, expenses or taxes)	[	]%	[	]%	[	]%
ICE BofA US High Yield Index (reflects no deduction for fees, expenses or taxes)	[	]%	[	]%	[	]%

PORTFOLIO SUMMARY: SA PINEBRIDGE HIGH-YIELD BOND PORTFOLIO

Investment Adviser

The Portfolio’s investment adviser is SunAmerica.

The Portfolio is subadvised by PineBridge Investments LLC.

Portfolio Manager

Name and Title	Portfolio Manager of the Portfolio Since

John Yovanovic, CFA Managing Director and Head of High Yield Portfolio Management	2007
Jeremy Burton, CFA Managing Director and Portfolio Manager	2021

Additional Information

For important information about purchases and sales of Portfolio shares, taxes and payments to broker-dealers and other financial intermediaries, please turn to the “Important Additional Information” section on page 83.

PORTFOLIO SUMMARY: SA PUTNAM INTERNATIONAL VALUE PORTFOLIO

(FORMERLY, SA PUTNAM INTERNATIONAL GROWTH AND INCOME PORTFOLIO)

Investment Goal

The Portfolio’s investment goals are growth of capital and, secondarily, current income.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. The table and the example below do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Portfolio is offered. If separate account fees were shown, the Portfolio’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class 1		Class 2		Class 3
Management Fees	[	]%	[	]%	[	]%
Service (12b-1) Fees	[	]%	[	]%	[	]%
Other Expenses	[	]%	[	]%	[	]%
Total Annual Portfolio Operating Expenses Before Fee Waivers and/or Expense Reimbursements	[	]%	[	]%	[	]%
Fee Waivers and/or Expense Reimbursements[1]	[	]%	[	]%	[	]%
Total Annual Portfolio Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	[	]%	[	]%	[	]%

[1]

Pursuant to an Advisory Fee Waiver Agreement, effective through April 30, 2026, SunAmerica Asset Management, LLC (“SunAmerica”) is contractually obligated to waive a portion of its advisory fee on an annual basis with respect to the Portfolio so that the advisory fee rate payable by the Portfolio to SunAmerica is equal to 0.900% of the Portfolio’s average daily net assets on the first $150 million, 0.800% of the Portfolios’ average daily net assets on the next $150 million, and 0.700% of the Portfolio’s average daily net assets over $300 million. SunAmerica may not recoup any advisory fees waived with respect to the Portfolio pursuant to the Advisory Fee Waiver Agreement. This agreement may be modified or discontinued prior to April 30, 2026 only with the approval of the Board of Trustees of SunAmerica Series Trust (the “Trust”), including a majority of the trustees who are not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended.

Expense Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem or hold all of your shares at the end of those operating expenses remain the same (except that the Example incorporates any appliable fee waiver and/or expense limitation arrangements for only the first year). The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

	1 Year			3 Years			5 Years			10 Years
Class 1	$	[	]	$	[	]	$	[	]	$	[	]
Class 2		[	]		[	]		[	]		[	]
Class 3		[	]		[	]		[	]		[	]

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Portfolio’s portfolio turnover rate was [ ]% of the average value of its portfolio.

Principal Investment Strategies of the Portfolio

The Portfolio attempts to achieve its goal by investing primarily in common stocks of companies outside the U.S. that the subadviser considers undervalued by the market and that the subadviser believes offer a potential for income. The Portfolio primarily invests in large cap foreign stocks and will also invest in mid-cap foreign stocks. A portion of the Portfolio’s foreign investments may be in securities of issuers located in emerging markets. Effective December 11, 2025, the Portfolio will attempt to achieve its investment goal by investing 80% of its net assets in securities of value companies. For purposes of such policy, a company is considered to be a value company if it: (i) issues securities that are represented in a third-party value-style index or that are classified as a value company by a third-party vendor; (ii) is below the relevant equity market median in at least two “value metrics” similar to those commonly used by third-party value index providers or third-party vendors in value classifications, such as earnings growth, price-to-earnings or sales growth, among others; or (iii) is considered to be a “value company” in the opinion of the subadviser.

The Portfolio will invest mainly in value stocks. Value stocks are those that the subadviser believes are currently undervalued by the market.

PORTFOLIO SUMMARY: SA PUTNAM INTERNATIONAL VALUE PORTFOLIO

(FORMERLY, SA PUTNAM INTERNATIONAL GROWTH AND INCOME PORTFOLIO)

periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s In addition, the Portfolio may invest in fixed income securities (up to 20% of net assets), including junk bonds.

For purposes of the Portfolio’s 80% policy, net assets include the amount of any borrowings for investment purposes. Additionally, effective on or about December 11, 2025, a derivative instrument that provides exposure to the types of investments that are included in the 80% policy or exposure to one or more market risk factors associated with such investments will be counted towards compliance with the 80% policy.

Principal Risks of Investing in the Portfolio

As with any mutual fund, there can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. If the value of the assets of the Portfolio goes down, you could lose money.

The following is a summary of the principal risks of investing in the Portfolio.

Equity Securities Risk. The Portfolio invests principally in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly

Value Investing Risk. The subadviser’s judgment that a particular security is undervalued in relation to the company’s fundamental economic value may prove incorrect.

Foreign Investment Risk. The Portfolio’s investments in the securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Portfolio invests may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Portfolio’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability and other conditions or events (including, for example, military confrontations, war, terrorism, sanctions, disease/virus, outbreaks and epidemics). Lack of relevant data and reliable public information may also affect the value of these securities. The risks of foreign investments are heightened when investing in issuers in emerging market countries.

PORTFOLIO SUMMARY: SA PUTNAM INTERNATIONAL VALUE PORTFOLIO

(FORMERLY, SA PUTNAM INTERNATIONAL GROWTH AND INCOME PORTFOLIO)

Emerging Markets Risk. Risks associated with investments in emerging markets may include: delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasive corruption and crime; exchange rate volatility; inflation, deflation or currency devaluation; violent military or political conflicts; confiscations and other government restrictions by the United States or other governments; and government instability. As a result, investments in emerging market securities tend to be more volatile than investments in developed countries.

Large-Cap Companies Risk. Large-cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Portfolio’s value may not rise as much as the value of portfolios that emphasize smaller companies. Larger, more established companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rate of successful smaller companies, particularly during extended periods of economic expansion.

Mid-Cap Companies Risk. Securities of mid-cap companies are usually more volatile and entail greater risks than securities of large companies.

Bonds Risk. The value of your investment in the Portfolio may go up or down in response to changes in interest rates or defaults (or even the potential for future defaults) by bond issuers. Fixed income securities may be subject to volatility due to changes in interest rates.

Junk Bonds Risk. The Portfolio may invest significantly in junk bonds, which are considered speculative. Junk bonds carry a substantial risk of default or changes in the issuer’s creditworthiness, or they may already be in default at the time of purchase.

Credit Risk. The Portfolio could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due.

An issuer with a lower credit rating will be more likely than a higher rated issuer to default or otherwise become unable to honor its financial obligations. Issuers with low credit ratings typically issue junk bonds. In addition to the risk of default, junk bonds may be more volatile, less liquid, more difficult to value and more susceptible to adverse economic conditions or investor perceptions than other bonds.

Interest Rate Risk. Fixed income securities may be subject to volatility due to changes in interest rates. The value of fixed-income securities may decline when interest rates go up or increase when interest rates go down. The interest earned on fixed-income securities may decline when interest rates go down or increase when interest rates go up. Duration is a measure of interest rate risk that indicates how price-sensitive a bond is to changes in interest rates. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates. For example, a bond with a duration of three years will decrease in value by approximately 3% if interest rates increase by 1%. Any future changes in monetary policy made by central banks and/or their governments are likely to affect the level of interest rates.

Issuer Risk. The value of a security may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.

Management Risk. The Portfolio is subject to management risk because it is an actively-managed investment portfolio. The Portfolio’s portfolio managers apply investment techniques and risk analyses in making investment decisions, but there can be no guarantee that these decisions or the individual securities selected by the portfolio managers will produce the desired results.

Market Risk. The Portfolio’s share price or the market as a whole can decline for many reasons or be adversely affected by a number of factors, including, without limitation: weakness in the broad market, a particular industry, or specific holdings; adverse political, regulatory or economic developments in the United States or abroad; changes in investor psychology; heavy institutional selling; military confrontations, war, terrorism and other armed conflicts, disease/virus outbreaks and epidemics; recessions; taxation and international tax treaties; currency, interest rate and price fluctuations; and other conditions or events. In addition, the subadviser’s assessment of securities held in the Portfolio may prove incorrect, resulting in losses or poor performance even in a rising market.

PORTFOLIO SUMMARY: SA PUTNAM INTERNATIONAL VALUE PORTFOLIO

(FORMERLY, SA PUTNAM INTERNATIONAL GROWTH AND INCOME PORTFOLIO)

Affiliated Fund Rebalancing Risk. The Portfolio may be an investment option for other mutual funds for which SunAmerica Asset Management, LLC (“SunAmerica”) serves as investment adviser that are managed as “funds of funds.” From time to time, the Portfolio may experience relatively large redemptions or investments due to the rebalancing of a fund of funds. In the event of such redemptions or investments, the Portfolio could be required to sell securities or to invest cash at a time when it is not advantageous to do so.

Performance Information

The following bar chart illustrates the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and the table compares the Portfolio’s average annual returns to those of the MSCI EAFE® Index (net) (a broad-based securities market index) and the MSCI EAFE Value Index (net), which is relevant to the Portfolio because it has characteristics similar to the Portfolio’s investment strategies. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.

(Class 1 Shares)

[REVISED PERFORMANCE CHART TO COME]

During the period shown in the bar chart:

Highest Quarterly Return:	[December 31, 2022	21.74	%]
Lowest Quarterly Return:	[March 31, 2020	-26.05	%]
Year to Date Most Recent Quarter:	[ ]	[	]%

Average Annual Total Returns (For the periods ended December 31, 2024)

	1 Year		5 Years		10 Years
Class 1 Shares	[	]%	[	]%	[	]%
Class 2 Shares	[	]%	[	]%	[	]%
Class 3 Shares	[	]%	[	]%	[	]%
MSCI EAFE® Index (net)	[	]%	[	]%	[	]%
MSCI EAFE Value Index (net)	[	]%	[	]%	[	]%

Investment Adviser

The Portfolio’s investment adviser is SunAmerica.

The Portfolio is subadvised by Putnam Investment Management, LLC.

Portfolio Managers

Name and Title	Portfolio Manager of the Portfolio Since

Darren Jaroch Portfolio Manager	2009
Lauren B. DeMore Portfolio Manager	2019

Additional Information

For important information about purchases and sales of Portfolio shares, taxes and payments to broker-dealers and other financial intermediaries, please turn to the “Important Additional Information” section on page 83.

IMPORTANT ADDITIONAL INFORMATION

Purchases and Sales of Portfolio Shares

Shares of the Portfolios may only be purchased or redeemed through Variable Contracts offered by the separate accounts of participating life insurance companies and by other portfolios of the Trust and Seasons Series Trust. Shares of a Portfolio may be purchased and redeemed each day the New York Stock Exchange is open, at the Portfolio’s net asset value determined after receipt of a request in good order.

The Portfolios do not have any initial or subsequent investment minimums. However, your insurance company may impose investment or account minimums. Please consult the prospectus (or other offering document) for your Variable Contract which may contain additional information about purchases and redemptions of Portfolio shares.

Tax Information

The Portfolios will not be subject to U.S. federal income tax so long as they qualify as regulated investment companies and distribute their income and gains each year to their shareholders. However, contractholders may be subject to U.S. federal income tax (and a U.S. federal Medicare tax of 3.8% that applies to net investment income, including taxable annuity payments, if applicable) upon withdrawal from a Variable Contract. Contractholders should consult the prospectus (or other offering document) for the Variable Contract for additional information regarding taxation.

Payments to Broker-Dealers and Other Financial Intermediaries

The Portfolios are not sold directly to the general public but instead are offered as an underlying investment option for Variable Contracts and to other portfolios of the Trust and Seasons Series Trust. A Portfolio and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may create a conflict of interest as they may be a factor that the insurance company considers in including a Portfolio as an underlying investment option in the Variable Contract. The prospectus (or other offering document) for your Variable Contract may contain additional information about these payments.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS’ INVESTMENT STRATEGIES AND INVESTMENT RISKS

The Portfolios’ investment objectives, principal investment strategies and principal risks are summarized in their respective Portfolio Summaries and a full description of each is included below. In addition, a Portfolio may from time-to-time invest in other securities and use other investment techniques, as detailed below. The risks of these non-principal securities and other investment techniques are included in the section “Glossary” below. In addition to the securities and investment techniques described in this Prospectus, there are other securities and investment techniques in which the Portfolios may invest in limited instances. These other securities and investment techniques are listed in the relevant Statement of Additional Information of SunAmerica Series Trust (the “Trust”), which you may obtain free of charge (see back cover).

From time to time, certain Portfolios may take temporary defensive positions that are inconsistent with their principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions. There is no limit on a Portfolio’s investments in money market securities for temporary defensive purposes. If a Portfolio takes such a temporary defensive position, it may not achieve its investment goal. The SA Franklin Systematic U.S. Large Cap Core Portfolio may not take temporary defensive positions that are inconsistent with its principal investment strategies.

Unless otherwise indicated, investment restrictions, including percentage limitations, apply at the time of purchase under normal market conditions. You should consider your ability to assume the risks involved before investing in a Portfolio through one of the Variable Contracts. Percentage limitations may be calculated based on the Portfolio’s total or net assets. “Total assets” means net assets plus liabilities (e.g., borrowings). References to “net assets” in the Portfolio Summaries take into account any borrowings for investment purposes by a Portfolio. If not specified as net assets, the percentage is calculated based on total assets.

The principal investment goal and strategies for each of the Portfolios in this Prospectus are non-fundamental and may be changed by the Board of Trustees (the “Board”) without shareholder approval. Shareholders will be given at least 60 days’ written notice in advance of any change to a Portfolio’s investment goal or to its investment strategy that requires 80% of its net assets to be invested in certain securities.

SA AB Growth Portfolio

The Portfolio’s investment goal is long-term growth of capital.

The Portfolio attempts to achieve its investment goal by investing primarily in equity securities of a limited number of large, carefully selected, high quality U.S. companies that are judged likely to achieve superior long-term earnings growth. The Portfolio may also invest up to 25% of its assets in foreign securities, including emerging market securities. Effective December 11, 2025, the Portfolio will attempt to achieve its investment goal by investing 80% of its net assets in securities of growth companies. For purposes of such policy, a company is considered to be a growth company if it: (i) issues securities that are represented in a third-party growth-style index or that are classified as a growth company by a third-party vendor; (ii) is above the relevant equity market median in at least two “growth metrics” similar to those commonly used by third-party growth index providers or third-party vendors in growth classifications, such as earnings growth, price-to-earnings or sales growth, among others; or (iii) is considered to be a “growth company” in the opinion of the subadviser.

The subadviser’s investment process is driven by bottom-up stock selection. Generally, the subadviser constructs a portfolio of approximately 45 to 60 stocks using a disciplined team approach, while at the same time drawing on the unique ideas of each portfolio manager. Purchase candidates are generally leaders in their industries, with compelling business models, talented management teams and growth prospects that the subadviser deems to be superior to consensus expectations over coming quarters. Stock selection is the primary driver of investment decisions, with all other decisions purely a by-product of the stock-selection process.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS’ INVESTMENT STRATEGIES AND INVESTMENT RISKS

The subadviser believes that investment success comes from focusing on companies poised to exceed consensus growth expectations on the upside. As a result, the Portfolio tends to exhibit strong earnings growth relative to consensus and to the benchmark as a whole, which typically results in attractive valuations.

For purposes of the Portfolio’s 80% policy, net assets include the amount of any borrowings for investment purposes. Additionally, effective on or about December 11, 2025, a derivative instrument that provides exposure to the types of investments that are included in the 80% policy or exposure to one or more market risk factors associated with such investments will be counted towards compliance with the 80% policy.

The Portfolio also invests in derivatives, including options and futures. Additional risks that the Portfolio may be subject to are as follows:

•	Active Trading Risk
•	Counterparty Risk
•	Cybersecurity Risk
•	Derivatives Risk

SA AB Small & Mid Cap Value Portfolio

The Portfolio’s investment goal is long-term growth of capital.

The Portfolio attempts to achieve its goal by investing, under normal circumstances, at least 80% of its net assets in equity securities of companies with small and medium market capitalizations that the subadviser determines to be undervalued. Effective December 11, 2025, the Portfolio will attempt to achieve its goal by investing, under normal circumstances, at least 80% of its net assets in securities of value companies with small and medium market capitalizations. For purposes of such policy, a company is considered to be a value company if it: (i) issues securities that are represented in a third-party value-style index or that are classified as a value company by a third-party vendor; (ii) is below the relevant equity market median in at least two “value metrics” similar to those commonly used by third-party value index providers or third-party vendors in value classifications, such as earnings growth, price-to-earnings or sales growth, among others; or (iii) is considered to be a “value company” in the opinion of the subadviser. Small and medium market capitalization companies are those with market capitalizations less than or equal to the largest company in the Russell Midcap® Index during the most recent 12-month period. The Portfolio primarily invests in equity securities.

The subadviser uses proprietary quantitative research tools that balance valuation against quality factors and fundamental research insights to identify the most attractive stocks in the small- and mid-capitalization universe. It then performs rigorous fundamental company and industry research to determine the long term earnings power of those companies. Once a stock’s expected return has been established from these quantitative and fundamental perspectives, its risk penalty or benefit is assessed and the portfolio is constructed with those companies with the most attractive risk adjusted returns.

The Portfolio may invest in convertible securities (up to 20% of net assets), rights and warrants (up to 10% of net assets) and foreign securities (up to 15% of net assets).

The Portfolio may also invest in technology companies, derivatives (put and call options on U.S. and non-U.S. exchanges, futures, forward commitments and swaps), illiquid investments (up to 15% of net assets) and repurchase agreements. The Portfolio may make short-term investments, and engage in currency swaps and forward currency exchange contracts.

For purposes of the Portfolio’s 80% policy, net assets include the amount of any borrowings for investment purposes. Additionally, effective on or about December 11, 2025, a derivative instrument that provides exposure to the types of investments that are included in the 80% policy or exposure to one or more market risk factors associated with such investments will be counted towards compliance with the 80% policy.

Additional risks that the Portfolio may be subject to are as follows:

•	Counterparty Risk
•	Cybersecurity Risk
•	Derivatives Risk
•	Foreign Investment Risk – Foreign Currency Risk
•	Illiquidity Risk
•	Repurchase Agreements Risk
•	Sector Risk – Technology Sector Risk

ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS’ INVESTMENT STRATEGIES AND INVESTMENT RISKS

SA Fidelity Institutional AM® International Growth Portfolio

The Portfolio’s investment goal is to seek long-term growth of capital.

The Portfolio attempts to achieve its goal by investing primarily in non-U.S. securities, including securities of issuers located in emerging markets, that demonstrate the potential for capital appreciation. Under normal circumstances, the Portfolio’s assets will be invested primarily in common stocks, which may include stocks trading in local markets under local currencies, American Depositary Receipts or Global Depositary Receipts. The Portfolio may invest in equity securities of companies in any market capitalization range. Under normal market conditions, the Portfolio will hold investments in a number of different countries and regions throughout the world. In buying and selling securities for the Portfolio, the subadviser relies on fundamental analysis, which involves a bottom-up assessment of a company’s potential for success in light of various factors, such as its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions. Effective December 11, 2025, the Portfolio will attempt to achieve its investment goal by investing 80% of its net assets in securities of growth companies. For purposes of such policy, a company is considered to be a growth company if it: (i) issues securities that are represented in a third-party growth-style index or that are classified as a growth company by a third-party vendor; (ii) is above the relevant equity market median in at least two “growth metrics” similar to those commonly used by third-party growth index providers or third-party vendors in growth classifications, such as earnings growth, price-to-earnings or sales growth, among others; or (iii) is considered to be a “growth company” in the opinion of the subadviser.

The subadviser may engage in frequent and active trading of portfolio securities.

For purposes of the Portfolio’s 80% policy, net assets include the amount of any borrowings for investment purposes. Additionally, effective on or about December 11, 2025, a derivative instrument that provides exposure to the types of investments that are included in the 80% policy or exposure to one or more market risk factors associated with such investments will be counted towards compliance with the 80% policy.

An additional risk that the Portfolio may be subject to is as follows:

•	Cybersecurity Risk

SA Fidelity Institutional AM® Real Estate Portfolio

The Portfolio’s investment goal is total return through a combination of growth and income.

The Portfolio attempts to achieve its goal by investing, under normal circumstances, at least 80% of assets in securities of companies principally engaged in the real estate industry and other real estate related investments. Effective December 11, 2025, the Portfolio will attempt to achieve its investment goal by investing 80% of its net assets in securities of companies determined by a third-party vendor to be in the real estate sector.

The Portfolio’s subadviser believes that rigorous, bottom-up, fundamental research is the most effective manner in which to identify real estate companies with the potential for higher than average growth rates and strong balance sheets that can be purchased at reasonable prices. This bottom-up research is generated by a team of skilled analysts specifically dedicated to the U.S. real estate investment trust (“REIT”) sector. The subadviser’s investment philosophy is built upon the belief that security selection has a higher probability of repeatability and success in different market environments. Accurately forecasting companies’ future cash flow growth can help drive strong returns and benchmark outperformance. Additionally, identifying stocks that are dislocated from the market on relative fundamental and valuation bases can also help generate returns.

The Portfolio is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified portfolio. The Portfolio, from time to time, may have significant investments in one or more countries or in particular sectors.

The Portfolio may also invest in foreign securities; convertible securities; corporate bonds (including high-yield debt securities); U.S. Government securities and may make short-term investments.

For purposes of the Portfolio’s 80% policy, net assets include the amount of any borrowings for investment purposes. Additionally, effective on or about December 11, 2025, a derivative instrument that provides exposure to the types of investments that are included in the 80% policy or exposure to one or more market risk factors associated with such investments will be counted towards compliance with the 80% policy.

Additional risks that the Portfolio may be subject to are as follows:

•	Convertible Securities Risk
•	Cybersecurity Risk
•	Foreign Investment Risk
•	Interest Rate Risk
•	Junk Bonds Risk
•	U.S. Government Obligations Risk

ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS’ INVESTMENT STRATEGIES AND INVESTMENT RISKS

SA Franklin BW U.S. Large Cap Value Portfolio

The Portfolio’s investment goal is growth of capital.

The Portfolio attempts to achieve its goal by, under normal circumstances, investing at least 80% of its net assets in equity securities of large capitalization companies. Large capitalization companies are those with market capitalizations similar to companies in the Russell 1000® Value Index (the “Index”). As of [   ], the median market capitalization of a company in the Index was approximately $[   ] billion and the dollar-weighted average market capitalization of the companies in the Index was approximately $[   ] billion. The size of the companies in the Index changes with market conditions and the composition of the Index. The Portfolio may invest in foreign securities, including emerging market securities, either directly or through depositary receipts. The Portfolio holds equity securities of approximately 150-250 companies under normal market conditions. Effective December 11, 2025, the Portfolio will attempt to achieve its investment goal by investing 80% of its net assets in securities of U.S. large capitalization value companies. For purposes of such policy, a company is considered to be a value company if it: (i) issues securities that are represented in a third-party value-style index or that are classified as a value company by a third-party vendor; (ii) is below the relevant equity market median in at least two “value metrics” similar to those commonly used by third-party value index providers or third-party vendors in value classifications, such as earnings growth, price-to-earnings or sales growth, among others; or (iii) is considered to be a “value company” in the opinion of the subadviser. The Portfolio invests primarily in equity securities.

The subadviser selects securities for the Portfolio that it believes are undervalued or out of favor based primarily on price-to-earnings ratios, price-to-book ratios, price momentum, and share change and quality. The subadviser’s investment process begins by screening for low valuation companies based on their price-to-earnings or price-to-book ratios, and using quantitative analysis to eliminate equity securities that have poor price momentum and high relative share issuance. The subadviser then performs a fundamental analysis on the remaining equity securities to identify and eliminate those securities that it believes will have difficulty outperforming the Index. The subadviser may consider other factors in its selection process.

The subadviser typically sells a security of a company held by the Portfolio when it believes the company is no longer a large capitalization value company, if the company’s fundamentals deteriorate, when an investment opportunity arises that the subadviser believes is more compelling, or to realize gains or limit potential losses.

The Portfolio may also invest in small- and mid-cap stocks, U.S. government securities and may make short-term investments.

For purposes of the Portfolio’s 80% policy, net assets include the amount of any borrowings for investment purposes. Additionally, effective on or about December 11, 2025, a derivative instrument that provides exposure to the types of investments that are included in the 80% policy or exposure to one or more market risk factors associated with such investments will be counted towards compliance with the 80% policy.

Additional risks that the Portfolio may be subject to are as follows:

•	Cybersecurity Risk
•	Headline Risk
•	Market Capitalization Risk – Mid Cap Companies Risk
•	Market Capitalization Risk – Small-Cap Companies Risk
•	U.S. Government Obligations Risk

SA Franklin Small Company Value Portfolio

The Portfolio’s investment goal is long-term growth of capital.

The Portfolio attempts to achieve its goal by investing, under normal circumstances, at least 80% of its net assets in a diversified portfolio of equity securities of small companies. The equity securities in which the Portfolio may invest include common stocks, preferred stocks and convertible securities. Effective December 11, 2025, the Portfolio will attempt to achieve its investment goal by investing 80% of its net assets in securities of small capitalization value companies. For purposes of such policy, a company is considered to be a value company if it: (i) issues securities that are represented in a third-party value-style index or that are classified as a value company by a third-party vendor; (ii) is below the relevant equity market median in at least two “value metrics” similar to those commonly used by third-party value index providers or third-party vendors in value classifications, such as earnings growth, price-to-earnings or sales growth, among others; or (iii) is considered to be a “value company” in the opinion of the subadviser. Small capitalization companies are those with market capitalization equal to or less than the largest company in the Russell 2000® Index. The Portfolio invests primarily in a diversified portfolio of equity securities.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS’ INVESTMENT STRATEGIES AND INVESTMENT RISKS

The Portfolio generally invests in equity securities that the subadviser believes are currently undervalued and have the potential for capital appreciation. In choosing investments that are undervalued, the subadviser focuses on companies that have stock prices that are low relative to current or historical or future earnings, book value, cash flow or sales; recent sharp price declines but have the potential for good long-term earnings prospects, in the subadviser’s opinion; and/or valuable intangibles not reflected in the stock price, such as franchises, distribution networks, or market share for particular products or services, underused or understated assets or cash, or patents or trademarks. The subadviser employs a bottom-up stock selection process and the subadviser invests in securities without regard to benchmark comparisons.

The types of companies the Portfolio may invest in include, among other things, those that may be considered out of favor due to actual or perceived cyclical or secular challenges, or are experiencing temporary setbacks, diminished expectations, mismanagement or undermanagement, or are financially stressed. Environmental, social and governance (ESG) related assessments of companies may also be considered. The subadviser does not assess every investment for ESG factors and, when it does, not every ESG factor may be identified or evaluated.

The Portfolio may also invest in foreign securities (up to 15% of net assets) and real estate investment trusts (“REITs”) (up to 15% of net assets).

The Portfolio, from time to time, may have significant positions in particular sectors, such as financial services companies, industrials, consumer discretionary and technology.

The Portfolio also may invest in illiquid investments (up to 15% of net assets); derivatives, such as futures and options; forward commitments; registered investment companies, including ETFs; firm commitments; when-issued and delayed-delivery transactions; warrants and rights, and fixed income securities, such as U.S. Government securities and corporate debt instruments. The Portfolio may make short-term investments.

For purposes of the Portfolio’s 80% policy, net assets include the amount of any borrowings for investment purposes. Additionally, effective on or about December 11, 2025, a derivative instrument that provides exposure to the types of investments that are included in the 80% policy or exposure to one or more market risk factors associated with such investments will be counted towards compliance with the 80% policy.

Additional risks that the Portfolio may be subject to are as follows:

•	Cybersecurity Risk
•	Derivatives Risk
•	Fixed-Income Securities Risk – Bond Risk
•	Fixed-Income Securities Risk – Interest Rate Risk
•	Illiquidity Risk
•	Investment Company Risk
•	Sector Risk
•	U.S. Government Obligations Risk
•	When-Issued Securities, Delayed Delivery and Forward Commitment Transactions Risk

ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS’ INVESTMENT STRATEGIES AND INVESTMENT RISKS

SA Franklin Systematic U.S. Large Cap Core Portfolio

The Portfolio’s investment goal is long-term capital appreciation.

The Portfolio’s investment goal is long term capital appreciation. The Portfolio seeks to achieve a higher risk-adjusted performance than the Russell 1000® Index (the “Index”) over the long term through a portfolio optimization process employed by the Portfolio’s subadviser. Under normal circumstances, the Portfolio invests at least 80% of its net assets in equity securities of U.S. large capitalization companies. For the purposes of the Portfolio’s 80% policy, large capitalization companies are those with market capitalizations similar to companies in the Russell 1000® Index. The Portfolio primarily invests in common stock of U.S. large capitalization companies included in the Index. As of [ ], the market capitalization range of the companies in the Index was between $[ ] million and $[ ] trillion. The size of the companies in the Index changes with market conditions and the composition of the Index. Effective on or about April 28, 2025, for the purposes of the Portfolio’s 80% policy, large capitalization companies are those with market capitalizations similar to companies in the Russell 1000® Index.

The subadviser’s selection process is designed to select stocks for the Portfolio that have favorable exposure to certain factors, including but not limited to – quality, value, and momentum. Factors are common characteristics that relate to a group of issuers or securities that are important in explaining the returns and risks of those issuers’ securities. The “quality” factor incorporates measurements such as return on equity, earnings variability, cash return on assets and leverage. The “value” factor incorporates measurements such as price to earnings, price to forward earnings, price to book value and dividend yield. The “momentum” factor incorporates measurements such as 6-month risk adjusted price momentum and 12-month risk adjusted price momentum.

The subadviser uses a proprietary model to assign a quantitative factor score for each issuer in the Portfolio’s investible universe based on that issuer’s factor exposures. Each stock is then further analyzed based on the assigned factor scores, but taking into account certain sector weight limits and security weight limit constraints determined by, among others, the portfolio management team.

Under normal market conditions, the Portfolio holds 175 to 250 of the common stocks in the Index. The subadviser selects such stocks on a quarterly basis; however, it may change the position size of a stock, determine to buy a new stock or sell an existing one between its quarterly selection if the stock scores change materially or if there are adverse developments concerning a particular stock, an industry, the economy or the stock market generally.

The principal investment strategies and principal investment techniques of the Portfolio may be changed without shareholder approval. You will receive at least sixty (60) days’ notice of any change to the 80% investment policy set forth above.

For purposes of the Portfolio’s 80% policy, net assets include the amount of any borrowings for investment purposes. Additionally, effective on or about December 11, 2025, a derivative instrument that provides exposure to the types of investments that are included in the 80% policy or exposure to one or more market risk factors associated with such investments will be counted towards compliance with the 80% policy.

An additional risk that the Portfolio may be subject to is as follows:

•	Cybersecurity Risk

SA Franklin Systematic U.S. Large Cap Value Portfolio

The Portfolio’s investment goal is long-term capital appreciation.

The Portfolio seeks to achieve a lower level of risk and higher risk-adjusted performance than the Russell 1000® Value Index (the “Index”) over the long term through a portfolio optimization process employed by the Portfolio’s subadviser. Under normal circumstances, the Portfolio invests at least 80% of its net assets in equity securities of U.S. large capitalization companies. The Portfolio primarily invests in common stock of U.S. large capitalization companies included in the Index. As of [ ], the market capitalization range of the companies in the Index was between approximately $[ ] million and $[ ] billion. The size of the companies in the Index changes with market conditions and the composition of the Index. Effective December 11, 2025, the Portfolio will attempt to achieve its investment goal by investing 80% of its net assets in securities of U.S. large capitalization value companies. For purposes of such policy, a company is considered to be a value company if it: (i) issues securities that are represented in a third-party value-style index or that are classified as a value company by a third-party vendor; (ii) is below the relevant equity market median in at least two “value metrics” similar to those commonly used by third-party value index providers or third-party vendors in value classifications, such as earnings growth, price-to-earnings or sales growth, among others; or (iii) is considered to be a “value company” in the opinion of the subadviser. Large capitalization companies are those with market capitalizations similar to companies in the Russell 1000® Index. The Portfolio invests primarily in equity securities.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS’ INVESTMENT STRATEGIES AND INVESTMENT RISKS

The subadviser’s selection process is designed to select stocks for the Portfolio that have favorable exposure to certain factors, including but not limited to – quality, value, and momentum. Factors are common characteristics that relate to a group of issuers or securities that are important in explaining the returns and risks of those issuers’ securities. The “quality” factor incorporates measurements such as return on equity, earnings variability, cash return on assets and leverage. The “value” factor incorporates measurements such as price to earnings, price to forward earnings, price to book value and dividend yield. The “momentum” factor incorporates measurements such as 6-month risk adjusted price momentum and 12-month risk adjusted price momentum.

The subadviser uses a proprietary model to assign a quantitative factor score for each issuer in the Portfolio’s investible universe based on that issuer’s factor exposures. Each stock is then further analyzed based on the assigned factor scores, but taking into account certain sector weight limits and security weight limit constraints determined by, among others, the portfolio management team.

Under normal market conditions, the Portfolio holds 100 to 150 of the common stocks in the Index. The subadviser selects such stocks on a quarterly basis; however, it may change the position size of a stock, determine to buy a new stock or sell an existing one between its quarterly selection if the stock scores change materially or if there are adverse developments concerning a particular stock, an industry, the economy or the stock market generally.

During the selection process, the subadviser applies a proprietary ESG (environmental, social and governance) rating methodology to all stocks. The subadviser determines the most relevant underlying Environmental, Social and Governance sub-factors to a company’s returns and risk. These E, S and G sub-factors are assigned a score which, when combined, allow to establish an overall ESG score for each stock. The subadviser seeks to invest in stocks which score high on its multi-factor selection process and also have an ESG score equal to or higher than the median ESG score of the Index. The subadviser may, however, invest up to 10% of the Portfolio’s net assets in stocks which have an ESG score below this threshold, for risk control purposes if necessary, as assessed by the portfolio management team. The Portfolio aims to have high scores to the multifactor selection process and the ESG process that is substantially higher than the Index at each quarterly rebalance.

ESG factors are an important component of the subadviser’s research process, reviewing material ESG factors to arrive at a holistic assessment of strengths, weaknesses and potential risks of the stocks. The internal ESG assessment framework, which is applied to the whole portfolio and is binding for the portfolio construction, is aided by multiple external ESG research and data providers. The data analyzed is sourced from company disclosures, government databases, non-governmental organizations, media reports, as well as other data sets, and is evaluated for financial materiality through both a quantitative and qualitative investment process. Not all ESG factors matter equally across industries. Accordingly, to better identify relevance, the process considers historical relationships to risk/return, industry standards and qualitative analysis. Factors considered the most financially material for a particular company are used to determine the overall ESG score. The evaluation of ESG issues will generally include elements such as 1) how environmental criteria might affect income, appreciation and risk, 2) how a company manages relationships with its employees, suppliers, customers and the communities where it operates and 3) how a company’s or government’s oversight is structured.

For purposes of the Portfolio’s 80% policy, net assets include the amount of any borrowings for investment purposes. Additionally, effective on or about December 11, 2025, a derivative instrument that provides exposure to the types of investments that are included in the 80% policy or exposure to one or more market risk factors associated with such investments will be counted towards compliance with the 80% policy.

An additional risk that the Portfolio may be subject to is as follows:

•	Cybersecurity Risk

ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS’ INVESTMENT STRATEGIES AND INVESTMENT RISKS

SA Invesco Growth Opportunities Portfolio

The Portfolio’s investment goal is capital appreciation.

The Portfolio attempts to achieve its goal by investing in equity securities that demonstrate the potential for capital appreciation, issued generally by small-cap companies, and in other instruments that have economic characteristics similar to such securities. The Portfolio invests primarily in common stocks. The Portfolio also may invest in foreign securities, including securities of issuers located in emerging markets (up to 25% of net assets) as well as in developed markets. The Portfolio may invest up to 10% of its total assets in real estate investment trusts (“REITs”). The Portfolio invests primarily in securities that are considered by the Portfolio’s portfolio managers to have potential for earnings or revenue growth. Effective December 11, 2025, the Portfolio will attempt to achieve its investment goal by investing 80% of its net assets in securities of growth companies. For purposes of such policy, a company is considered to be a growth company if it: (i) issues securities that are represented in a third-party growth-style index or that are classified as a growth company by a third-party vendor; (ii) is above the relevant equity market median in at least two “growth metrics” similar to those commonly used by third-party growth index providers or third-party vendors in growth classifications, such as earnings growth, price-to-earnings or sales growth, among others; or (iii) is considered to be a “growth company” in the opinion of the subadviser.

In selecting investments, the subadviser utilizes a disciplined portfolio construction process that aligns the Portfolio with the Russell 2000® Growth Index, which the subadviser believes represents the small cap growth asset class. The Portfolio uses this index as a guide in structuring the Portfolio, but the Portfolio is not an index fund. The security selection process is based on a three-step process that includes fundamental, valuation, and timeliness analysis. Fundamental analysis involves building a series of financial models, as well as conducting in-depth interviews with company management. The goal is to find high quality, fundamentally sound companies operating in an attractive industry. Valuation analysis focuses on identifying attractively valued securities given their growth potential over a one-to-two year horizon. Timeliness analysis is used to help identify the “timeliness” of a purchase. In this step, relative price strength, trading volume, characteristics, and trend analysis are reviewed for signs of deterioration. If a security shows signs of deterioration, it will not be considered as a candidate for the portfolio. The subadviser considers selling a security if the investment thesis for owning the security is no longer valid, the stock reaches its price target or timeliness factors indicate that the risk/return characteristics of the stock as viewed in the market are no longer attractive.

The Portfolio may also invest in IPOs, ETFs, illiquid investments (up to 15% of its net assets), mid-cap stocks, derivatives (put and call options on U.S. and non-U.S. exchanges, forward commitments and swaps), futures contracts (including index futures) and forward currency contracts. The Portfolio may also make short-term investments. The Portfolio may also invest in the securities of a particular issuer when, in the opinion of the subadviser, such securities will be recognized and appreciate in value due to a specific development with respect to the issuer (a “special situation”). Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate events, or differences in market supply of, and demand for, the security. Investments in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention.

For purposes of the Portfolio’s 80% policy, net assets include the amount of any borrowings for investment purposes. Additionally, effective on or about December 11, 2025, a derivative instrument that provides exposure to the types of investments that are included in the 80% policy or exposure to one or more market risk factors associated with such investments will be counted towards compliance with the 80% policy.

Additional risks that the Portfolio may be subject to are as follows:

•	Counterparty Risk
•	Cybersecurity Risk
•	Derivatives Risk
•	Exchange-Traded Funds Risk
•	Illiquidity Risk
•	Investment Company Risk
•	Initial Public Offering (“IPO”) Risk
•	Market Capitalization Risk – Mid-Cap Companies Risk
•	Sector Risk
•	Sector Risk – Technology Sector Risk

ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS’ INVESTMENT STRATEGIES AND INVESTMENT RISKS

SA Janus Focused Growth Portfolio

The Portfolio’s investment goal is long-term growth of capital.

The Portfolio attempts to achieve its goal by investing, under normal market conditions, at least 65% of its assets in equity securities of companies selected for their long-term growth potential. The Portfolio is non-diversified and, thus, will generally hold a core position of 30 to 40 common stocks. The Portfolio invests primarily in common stocks of large-cap companies but may also invest in smaller, emerging growth companies. The Portfolio may invest up to 25% of its assets in foreign securities which may include emerging market securities. Effective December 11, 2025, the Portfolio will attempt to achieve its investment goal by investing 80% of its net assets in securities of growth companies. For purposes of such policy, a company is considered to be a growth company if it: (i) issues securities that are represented in a third-party growth-style index or that are classified as a growth company by a third-party vendor; (ii) is above the relevant equity market median in at least two “growth metrics” similar to those commonly used by third-party growth index providers or third-party vendors in growth classifications, such as earnings growth, price-to-earnings or sales growth, among others; or (iii) is considered to be a “growth company” in the opinion of the subadviser.

In selecting investments for the Portfolio, the subadviser seeks to invest in companies with distinct long-term competitive advantages, strong free cash flow generation and that trade at attractive valuations.

The subadviser applies a “bottom up” approach in choosing investments. In other words, the portfolio managers look at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Portfolio’s investment policies.

The subadviser may reduce or sell the Portfolio’s investments in portfolio securities if, in the opinion of the subadviser, replacing a security with another is a more attractive investment, a security has reached full valuation, or the investment outlook for a security changes.

The Portfolio may invest in convertible securities, warrants and IPOs. The Portfolio may also invest in fixed income securities, primarily U.S. government securities, preferred stocks, junk bonds (up to 5% of net assets), investment-grade securities and zero coupon, deferred interest and PIK bonds. The Portfolio may also invest in forward commitment agreements and when-issued and delayed-delivery transactions. The Portfolio may also engage in currency transactions and may make short-term investments.

For purposes of the Portfolio’s 80% policy, net assets include the amount of any borrowings for investment purposes. Additionally, effective on or about December 11, 2025, a derivative instrument that provides exposure to the types of investments that are included in the 80% policy or exposure to one or more market risk factors associated with such investments will be counted towards compliance with the 80% policy.

Additional risks that the Portfolio may be subject to are as follows:

•	Active Trading Risk
•	Cybersecurity Risk
•	Derivatives Risk
•	Fixed-Income Securities Risk – Credit Risk
•	Fixed-Income Securities Risk – Junk Bonds Risk
•	Fixed-Income Securities Risk – Zero-Coupon Bonds Risk
•	Foreign Investment Risk – Foreign Currency Risk
•	Initial Public Offering (“IPO”) Investing Risk
•	U.S. Government Obligations Risk
•	When-Issued Securities, Delayed Delivery and Forward Commitment Transactions Risk

ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS’ INVESTMENT STRATEGIES AND INVESTMENT RISKS

SA JPMorgan Emerging Markets Portfolio

The Portfolio’s investment goal is long-term capital appreciation.

The Portfolio attempts to achieve its goal by investing, under normal circumstances, at least 80% of its net assets in common stocks, depositary receipts and other equity securities of companies primarily in emerging markets outside the U.S., which the subadviser believes, when compared to developed markets, have above average-growth prospects. Effective December 11, 2025, the Portfolio will attempt to achieve its investment goal by investing 80% of its net assets in securities of companies primarily in emerging markets. The Fund invests primarily in common stocks, depositary receipts and other equity securities.

Emerging markets include most countries in the world except Australia, Canada, Japan, New Zealand, the United Kingdom, the United States, and most of the countries of Western Europe. An emerging market company is one: that is organized under the laws of, or has a principal place of business in an emerging market; where the principal securities market is in an emerging market; that derives at least 50% of its total revenues or profits from goods that are produced or sold, investments made, or services performed in an emerging market; or at least 50% of the assets of which are located in an emerging market. The Portfolio is not required to allocate its investments in any set percentages to any particular country. The Portfolio is not constrained by capitalization or style limits and will invest across sectors. The Portfolio will invest in securities across all market capitalizations, although the Portfolio may invest a significant portion of its assets in companies of one particular market capitalization category.

The Portfolio may overweight or underweight countries relative to its benchmark, the Morgan Stanley Capital International (“MSCI”) Emerging Markets Index (net). In managing the Portfolio, the subadviser adheres to a disciplined process for stock selection and portfolio construction. A proprietary multi-factor model is used to quantitatively rank securities in the Portfolio’s investment universe which the subadviser uses to select securities. The Portfolio emphasizes securities that are ranked as undervalued, while underweighting or avoiding securities that appear overvalued.

The Portfolio may invest in securities denominated in U.S. dollars, major reserve currencies and currencies of other countries in which it is permitted to invest. The Portfolio typically maintains full currency exposure to those markets in which it invests. However, the Portfolio may hedge a portion of its foreign currency exposure into the U.S. dollar.

The Portfolio may also invest in REITs (up to 10% of net assets), illiquid investments (up to 15% of its net assets), IPOs and fixed income securities; may engage in equity swaps and options and futures; and may make short-term investments.

For purposes of the Portfolio’s 80% policy, net assets include the amount of any borrowings for investment purposes. Additionally, effective on or about December 11, 2025, a derivative instrument that provides exposure to the types of investments that are included in the 80% policy or exposure to one or more market risk factors associated with such investments will be counted towards compliance with the 80% policy.

Additional risks that the Portfolio may be subject to are as follows:

•	Counterparty Risk
•	Cybersecurity Risk
•	Derivatives Risk
•	Fixed-Income Securities Risk – Bonds Risk
•	Illiquidity Risk
•	Initial Public Offering (“IPO”) Investing Risk
•	Real Estate Investment Trusts Risk
•	Sector Risk – Real Estate Industry Risk

SA JPMorgan Equity-Income Portfolio

The Portfolio’s investment goal is growth of capital and income.

The Portfolio attempts to achieve its investment goal by investing primarily in common stocks of corporations (principally large-cap and mid-cap) that demonstrate the potential for appreciation and/or dividends, as well as stocks with favorable long-term fundamental characteristics. Because yield is a key consideration in selecting securities, the Portfolio may purchase stocks of companies that are out of favor in the financial community and therefore are selling below what the subadviser believes to be their long-term investment value. The subadviser seeks to invest in undervalued companies with durable franchises, strong management and the ability to grow their intrinsic value per share. Effective December 11, 2025, the Portfolio will attempt to achieve its investment goal by investing 80% of its net assets in income-producing equity securities. For purposes of such policy, income-producing equity securities are equity securities (common stock, preferred stock, convertible preferred stock, convertible securities, depositary dividend or other property (e.g., stock in a stock dividend) to shareholders.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS’ INVESTMENT STRATEGIES AND INVESTMENT RISKS

The subadviser may sell a security for several reasons. A security may be sold due to a change in the company’s fundamentals or if the subadviser believes the security is no longer attractively valued. Investments may also be sold if the subadviser identifies a stock that it believes offers a better investment opportunity.

The Portfolio may also invest in small cap stocks; convertible securities; preferred securities; registered investment companies; ETFs; foreign securities, including securities of issuers in emerging markets, depositary receipts; master limited partnerships (“MLPs”); REITs (up to 10% of assets); and fixed income securities. The Portfolio may engage in options and futures.

For purposes of the Portfolio’s 80% policy, net assets include the amount of any borrowings for investment purposes. Additionally, effective on or about December 11, 2025, a derivative instrument that provides exposure to the types of investments that are included in the 80% policy or exposure to one or more market risk factors associated with such investments will be counted towards compliance with the 80% policy.

Additional risks that the Portfolio may be subject to are as follows:

•	Active Trading Risk
•	Counterparty Risk
•	Cybersecurity Risk
•	Depositary Receipts Risk
•	Derivatives Risk
•	Exchange-Traded Funds Risk
•	Fixed Income Securities Risk – Bonds Risk
•	Foreign Investment Risk
•	Investment Company Risk
•	Market Capitalization Risk – Small-Cap Companies Risk
•	Master Limited Partnerships (“MLP”) Risk
•	Real Estate Investment Trusts Risk
•	Sector Risk – Real Estate Industry Risk

ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS’ INVESTMENT STRATEGIES AND INVESTMENT RISKS

SA JPMorgan Mid-Cap Growth Portfolio

The Portfolio’s investment goal is long-term growth of capital.

The Portfolio attempts to achieve its goal by investing, under normal circumstances, at least 80% of its net assets in equity securities (common stocks, preferred stocks and convertible securities) of medium-sized companies that the subadviser believes have above-average growth potential. Medium-sized companies will generally include companies whose market capitalizations, at the time of purchase, range from the market capitalization of the smallest company included in the Russell Midcap® Index to the market capitalization of the largest company in the Russell Midcap® Index during the most recent 12-month period. Effective December 11, 2025, the Portfolio will attempt to achieve its investment goal by investing 80% of its net assets in securities of medium-sized growth companies. For purposes of such policy, a company is considered to be a growth company if it: (i) issues securities that are represented in a third-party growth-style index or that are classified as a growth company by a third-party vendor; (ii) is above the relevant equity market median in at least two “growth metrics” similar to those commonly used by third-party growth index providers or third-party vendors in growth classifications, such as earnings growth, price-to-earnings or sales growth, among others; or (iii) is considered to be a “growth company” in the opinion of the subadviser. Medium-sized companies are those whose market capitalizations range from the market capitalization of the smallest company included in the Russell Midcap® Index to the market capitalization of the largest company in the Russell Midcap® Index during the most recent 12-month period. The Portfolio invests primarily in equity securities (common stocks, preferred stocks and convertible securities).

The Portfolio may invest up to 20% of its net assets in foreign securities, including securities of issuers located in emerging markets. The Portfolio may invest in fixed income securities, principally corporate securities.

In managing the Portfolio, the subadviser employs a process that combines research, valuation and stock selection to identify companies that have a history of above-average growth or which the subadviser believes will achieve above-average growth in the future. Growth companies purchased for the Portfolio include those with leading competitive positions, predictable and durable business models and management that can achieve sustained growth. The subadviser makes specific purchase decisions based on a number of quantitative factors, including valuation and improving fundamentals, as well as the stock and industry insights of the subadviser’s research and portfolio management teams. Finally, a disciplined, systematic portfolio construction process is employed to minimize uncompensated risks relative to the benchmark.

The subadviser sells a security for several reasons. The subadviser may sell a security due to a change in the company’s fundamentals, a change in the original reason for purchase of an investment, or new investment opportunities with higher expected returns emerge to displace existing portfolio holdings with lower expected returns. Finally, the subadviser may also sell a security which the subadviser no longer considers reasonably valued.

The Portfolio may also invest in warrants and rights; U.S. government securities, zero coupon, deferred interest and PIK bonds; roll transactions; variable and floating rate obligations; when-issued and delayed delivery transactions; options and futures; forward commitments; registered investment companies; REITs up to 10% of total assets; and high-yield debt securities (“junk bonds”) up to 10% of net assets.

For purposes of the Portfolio’s 80% policy, net assets include the amount of any borrowings for investment purposes. Additionally, effective on or about December 11, 2025, a derivative instrument that provides exposure to the types of investments that are included in the 80% policy or exposure to one or more market risk factors associated with such investments will be counted towards compliance with the 80% policy.

Additional risks that the Portfolio may be subject to are as follows:

•	Counterparty Risk
•	Cybersecurity Risk
•	Derivatives Risk
•	Fixed-Income Securities Risk – Junk Bonds Risk
•	Fixed-Income Securities Risk – Zero-Coupon Bonds Risk
•	Investment Company Risk
•	Real Estate Investment Trusts Risk
•	Roll Transactions Risk
•	Sector Risk – Real Estate Industry Risk
•	U.S. Government Obligations Risk
•	When-Issued Securities, Delayed Delivery and Forward Commitment Transactions Risk

ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS’ INVESTMENT STRATEGIES AND INVESTMENT RISKS

SA JPMorgan Ultra-Short Bond Portfolio

The Portfolio’s investment goal is current income consistent with liquidity and preservation of capital.

The Portfolio attempts to achieve its investment goal by investing, under normal circumstances, at least 80% of its net assets in U.S. dollar denominated short-term fixed, variable and floating rate debt. The Portfolio invests primarily in corporate securities, asset-backed securities, mortgage-backed and mortgage-related securities, and high quality money market instruments such as commercial paper and certificates of deposit. The Portfolio may also invest in U.S. Treasury securities (including Separate Trading of Registered Interest and Principal of Securities (STRIPS)), securities issued or guaranteed by the U.S. government or its agencies and instrumentalities, securities issued or guaranteed by foreign governments, repurchase agreements, when-issued securities, delayed delivery securities, forward commitments, zero-coupon securities and privately placed securities. All securities will be U.S. dollar-denominated although they may be issued by a foreign corporation or a U.S. affiliate of a foreign corporation, or a foreign government or its agencies and instrumentalities. Effective December 11, 2025, the Portfolio will attempt to achieve its investment goal by investing 80% of its net assets in short-term fixed, variable and floating rate debt. The bonds in which the Portfolio invests will primarily be U.S. dollar denominated.

Under normal circumstances, the Portfolio maintains a duration of one year or less from the date of settlement, although under certain market conditions such as in periods of significant volatility in interest rates and spreads, the Portfolio’s duration may be longer than one year. Duration is a measure of price sensitivity of a debt security or a portfolio of debt securities to relative changes in interest rates. For instance, a duration of “one” means that a security’s or portfolio’s price would be expected to decrease by approximately 1% with a 1% increase in interest rates (assuming a parallel shift in yield curve).

The Portfolio may invest a significant portion of its assets in mortgage-related and mortgage-backed, as well as restricted securities, at the subadviser’s discretion. The asset-backed securities in which the Portfolio may invest include “sub-prime” securities and collateralized loan obligations (CLOs). The Portfolio may invest in securities of any credit quality, but will invest primarily in investment grade securities.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS’ INVESTMENT STRATEGIES AND INVESTMENT RISKS

The Portfolio may use futures contracts in connection with its principal strategies in certain market conditions in order to hedge various investments, for risk management purposes and/or to seek to increase income or gain to the Portfolio.

The Portfolio is not a money market fund and is not subject to the special regulatory requirements (including maturity and credit quality constraints) designed to enable money market funds to maintain a stable share price.

The subadviser allocates the Portfolio’s assets among a range of sectors based on strategic positioning and other tactical considerations. In buying and selling investments for the Portfolio, the subadviser looks for market sectors and individual securities that it believes will perform well over time. The subadviser selects individual securities after performing a risk/reward analysis that includes an evaluation of their characteristics including income, interest rate risk, credit risk and the complex legal and technical structure of the transaction. As part of its security selection individual securities after performing a risk/reward analysis that includes an evaluation of their characteristics including income, interest rate risk, credit risk and the complex legal and technical structure of the transaction. As part of its security selection in which the Portfolio may invest. ESG factors assessed may include, but are not limited to, issues related to the quality and function of the natural environment, such as climate change resilience and greenhouse gas emissions; social issues related to the rights, wellbeing and interests of people and communities, such as discrimination prevention and workplace safety; and governance issues relating to the way companies are managed and overseen, such as board diversity and executive compensation. The subadviser’s assessment is based on an analysis of key opportunities and risks across industries to seek to identify financially material issues with respect to the Fund’s investments in issuers and ascertain key issues that merit engagement with issuers. These assessments may not be conclusive and securities of issuers that may be negatively impacted by such factors may be purchased and retained by the Fund while the Fund may divest or not invest in securities of issuers that may be positively impacted by such factors.

The Portfolio may also invest in Eurodollar obligations, municipal securities, and money market funds.

For purposes of the Portfolio’s 80% policy, net assets include the amount of any borrowings for investment purposes. Additionally, effective on or about December 11, 2025, a derivative instrument that provides exposure to the types of investments that are included in the 80% policy or exposure to one or more market risk factors associated with such investments will be counted towards compliance with the 80% policy.

Additional risks that the Portfolio may be subject to are as follows:

•	Cybersecurity Risk
•	Fixed-Income Securities Risk – Municipal Securities Risk
•	Investment Company Risk

ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS’ INVESTMENT STRATEGIES AND INVESTMENT RISKS

SA MFS Large Cap Growth Portfolio (formerly, SA MFS Blue Chip Growth Portfolio)

The Portfolio’s investment goal is capital appreciation.

The Portfolio attempts to achieve its investment goal by investing 80% of its net assets in securities of large-capitalization companies. For purposes of such policy, the Portfolio will consider large capitalization companies to be those with market capitalizations similar to companies in the Russell 1000® Index. Effective December 11, 2025, the Portfolio will also invest 80% of its net assets in securities of growth companies. For purposes of such policy, a company is considered to be a growth company if it: (i) issues securities that are represented in a third-party growth-style index or that are classified as a growth company by a third-party vendor; (ii) is above the relevant equity market median in at least two “growth metrics” similar to those commonly used by third-party growth index providers or third-party vendors in growth classifications, such as earnings growth, price-to-earnings or sales growth, among others; or (iii) is considered to be a “growth company” in the opinion of the subadviser.

The Portfolio may invest in foreign securities up to 20% of net assets, including securities of issuers located in emerging markets. The subadviser normally invests the Portfolio’s assets across different industries and sectors, but the subadviser may invest a significant percentage of the Portfolio’s assets in a single industry or sector.

The subadviser focuses on investing the Portfolio’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (“growth companies”). Growth companies tend to have stock prices that are high relative to their earnings, dividends, book value, or other financial measures.

The subadviser uses an active bottom-up approach to buying and selling investments for the Portfolio. Investments are selected primarily based on blending fundamental and quantitative research. The subadviser uses fundamental analysis of individual issuers and their potential in light of their financial condition and market, economic, political, and regulatory conditions to determine a fundamental rating for an issuer. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. The subadviser may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer’s governance structure and practices, data protection and privacy issues, and diversity and labor practices. The subadviser uses quantitative analysis, including quantitative models that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors to determine a quantitative rating for an issuer.

The subadviser combines the fundamental rating with the quantitative rating to create a blended rating for an issuer. When a fundamental rating is not available, the subadviser treats the issuer as having a neutral fundamental rating. (The subadviser’s quantitative research generates ratings on a greater number of issuers than the subadviser’s fundamental research.)

The subadviser constructs the portfolio using a portfolio optimization process that considers the blended rating, as well as issuer, industry, and sector weightings, market capitalization, volatility, and other factors. The portfolio managers have the discretion to adjust the inputs and parameters used in the optimization process and the Portfolio’s holdings based on factors such as the desired portfolio characteristics and the portfolio managers’ qualitative assessment of the optimization results. The goal is to construct an actively managed portfolio with a target predicted tracking error of approximately 2% compared to the Russell 1000® Growth Index (the Index). Tracking error generally measures how the differences between the Portfolio’s returns and the Index’s returns have varied over a period of time. A lower tracking error means that there is generally less variation between the Portfolio’s returns compared to an index that represents the Portfolio’s investment universe. Third party quantitative risk models are used in the portfolio construction process and to measure the predicted tracking error of the Portfolio.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS’ INVESTMENT STRATEGIES AND INVESTMENT RISKS

For purposes of the Portfolio’s 80% policy, net assets include the amount of any borrowings for investment purposes. Additionally, effective on or about December 11, 2025, a derivative instrument that provides exposure to the types of investments that are included in the 80% policy or exposure to one or more market risk factors associated with such investments will be counted towards compliance with the 80% policy.

The Portfolio is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified portfolio.

The Portfolio may also invest in options and futures, small-and mid-cap stocks and may make short-term investments (up to 20% of assets). Additional risks that the Portfolio may be subject to are as follows:

•	Counterparty Risk
•	Cybersecurity Risk
•	Derivatives Risk
•	Market Capitalization Risk – Mid-Cap Companies Risk
•	Market Capitalization Risk – Small-Cap Companies Risk

SA PIMCO RAE International Value Portfolio

The Portfolio’s investment goal is long-term capital appreciation.

The Portfolio seeks to achieve its investment goal by investing, under normal circumstances, in a portfolio of stocks economically tied to at least three foreign (non-U.S.) countries. The stocks are selected by the Portfolio’s subadviser, Pacific Investment Management Company, LLC (“PIMCO”), and sub-subadviser, Research Affiliates, LLC (“Research Affiliates”), from a broad universe of companies whose securities are sufficiently liquid. Effective December 11, 2025, the Portfolio will attempt to achieve its investment goal by investing 80% of its net assets in securities of value companies. For purposes of such policy, a company is considered to be a value company if it: (i) issues securities that are represented in a third-party value-style index or that are classified as a value company by a third-party vendor; (ii) is below the relevant equity market median in at least two “value metrics” similar to those commonly used by third-party value index providers or third-party vendors in value classifications, such as earnings growth, price-to-earnings or sales growth, among others; or (iii) is considered to be a “value company” in the opinion of the subadviser.

For portfolio construction, the subadviser and the sub-subadviser use a rules-based model developed by Research Affiliates (the “RAE methodology”) that selects stocks using quantitative signals that indicate higher expected returns, e.g., value, quality and momentum (i.e., whether a company’s share price is trending up or down). The model then weights selected stocks using their fundamental measures of company size, e.g., sales, cash flow dividends and book value. Actual stock positions in the Portfolio, which drift apart from target weights as market prices change, are rebalanced to target weights periodically. The sub-subadviser, among other things, provides the subadviser with the constituents and target weights for the Portfolio. The RAE® methodology’s systematic portfolio rebalancing reflects a value orientation, as the Portfolio would be invested in securities that are believed to be undervalued in the market. Portfolio managers do not have discretion with respect to the allocations determined by the RAE® methodology. The RAE® methodology is not updated according to any predetermined schedule. The Portfolio seeks to remain invested in securities indicated for investment by the RAE® methodology even when the values of those securities are declining.

The RAE® methodology would indicate that a stock position should be sold when the company’s price overstates its economic size as measured by its fundamental size. Additionally, the RAE® methodology may indicate that a stock should be sold because it has become more expensive or has reduced quality or momentum relative to other companies within the universe of investable stocks.

The Portfolio may invest, without limitation, in equity securities and equity-related securities, including common and preferred securities and equity derivatives, and there is no limitation on the market capitalization range of the issuers of equity securities in which the Portfolio may invest. The Portfolio may invest in depositary receipts if pricing and liquidity are more attractive than ordinary equity securities of foreign companies. The Portfolio may also invest in real estate investment trusts (“REITs”). The Portfolio may invest, without limitation, in securities and instruments denominated in foreign currencies and in securities of foreign issuers, including emerging market issuers.

The Portfolio may also invest in derivatives, including options, forwards, futures, options on futures and swaps, consistent with its investment goal to facilitate exposure to equities. The Portfolio may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS’ INVESTMENT STRATEGIES AND INVESTMENT RISKS

With respect to the Portfolio, Research Affiliates generally considers an instrument to be economically tied to a non-U.S. country based on the country of primary listing, the issuer’s domicile and the issuer’s country of incorporation. When these factors conflict, Research Affiliates will consider additional factors, such as the domicile of the issuer’s parent company, the issuer’s management location, the issuer’s source of sales, and the issuer’s reporting currency, for purposes of determining whether an instrument is economically tied to a non-U.S. country.

For purposes of the Portfolio’s 80% policy, net assets include the amount of any borrowings for investment purposes. Additionally, effective on or about December 11, 2025, a derivative instrument that provides exposure to the types of investments that are included in the 80% policy or exposure to one or more market risk factors associated with such investments will be counted towards compliance with the 80% policy.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS’ INVESTMENT STRATEGIES AND INVESTMENT RISKS

SA PineBridge High-Yield Bond Portfolio

The Portfolio’s investment goals are high current income and, secondarily, capital appreciation.

The Portfolio attempts to achieve its goal by investing, under normal circumstances, at least 80% of its net assets in intermediate and long-term corporate obligations, emphasizing high-yield, high-risk fixed income securities (junk bonds) with a primary focus on “B” rated high-yield securities. Effective December 11, 2025, the Portfolio will attempt to achieve its investment goal by investing 80% of its net assets in corporate obligations that are high-yield, high-risk fixed income securities (junk bonds) with a primary focus on “B” rated high-yield securities. For purposes of such policy, securities considered to be high yield are those that are rated below Baa3 by Moody’s Investor Services, Inc. (“Moody’s”) or BBB- by S&P Global Ratings (“S&P”) or determined to be of comparable quality by the Adviser. Bonds are considered to be fixed income and floating rate securities. The Portfolio emphasizes intermediate and long-term corporate obligations.

In addition to junk bonds, the Portfolio may invest in other fixed income securities, primarily loans, convertible bonds, preferred stocks and zero coupon and deferred interest bonds. To a lesser extent, the Portfolio also may invest in U.S. government securities, investment grade bonds and pay-in-kind bonds. The Portfolio may invest in foreign securities and may make short-term investments.

The Portfolio may engage in frequent trading of portfolio securities to achieve its investment goal.

The Portfolio may also invest in illiquid investments (up to 15% of its net assets), loan participations and assignments and short sales.

For purposes of the Portfolio’s 80% policy, net assets include the amount of any borrowings for investment purposes. Additionally, effective on or about December 11, 2025, a derivative instrument that provides exposure to the types of investments that are included in the 80% policy or exposure to one or more market risk factors associated with such investments will be counted towards compliance with the 80% policy.

Additional risks that the Portfolio may be subject to are as follows:

•	Cybersecurity Risk
•	Illiquidity Risk
•	Loan Participations and Assignments Risk
•	Short Sales Risk

SA Putnam International Value Portfolio (formerly, SA Putnam International Growth and Income Portfolio)

The Portfolio’s investment goals are growth of capital and, secondarily, current income.

The Portfolio attempts to achieve its goal by investing primarily in common stocks of companies outside the U.S. that the subadviser considers undervalued by the market and that the subadviser believes offer a potential for income. The Portfolio primarily invests in large cap foreign stocks and will also invest in mid-cap foreign stocks. A portion of the Portfolio’s foreign investments may be in securities of issuers located in emerging markets. Effective December 11, 2025, the Portfolio will attempt to achieve its investment goal by investing 80% of its net assets in securities of value companies. For purposes of such policy, a company is considered to be a value company if it: (i) issues securities that are represented in a third-party value-style index or that are classified as a value company by a third-party vendor; (ii) is below the relevant equity market median in at least two “value metrics” similar to those commonly used by third-party value index providers or third-party vendors in value classifications, such as earnings growth, price-to-earnings or sales growth, among others; or (iii) is considered to be a “value company” in the opinion of the subadviser.

The Portfolio will invest mainly in value stocks. Value stocks are those that the subadviser believes are currently undervalued by the market.

In addition, the Portfolio may invest in fixed income securities (up to 20% of net assets), including junk bonds.

The Portfolio may also invest in foreign small-cap stocks and domestic equity securities; hybrid instruments; derivatives, such as futures, options, warrants and swap contracts, for both hedging and non-hedging purposes; and IPOs. The Portfolio also may engage in currency transactions and may make short-term investments.

For purposes of the Portfolio’s 80% policy, net assets include the amount of any borrowings for investment purposes. Additionally, effective on or about December 11, 2025, a derivative instrument that provides exposure to the types of investments that are included in the 80% policy or exposure to one or more market risk factors associated with such investments will be counted towards compliance with the 80% policy.

Additional risks that the Portfolio may be subject to are as follows:

•	Active Trading Risk
•	Counterparty Risk
•	Cybersecurity Risk
•	Derivatives Risk
•	Initial Public Offering (“IPO”) Investing Risk
•	Market Capitalization Risk – Small-Cap Companies Risk
•	Non-Hedging Foreign Securities Trading Risk

GLOSSARY

Risk Terminology

Active Trading Risk. A Portfolio may engage in frequent trading of securities to achieve its investment goal. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Portfolio and could affect its performance. During periods of increased market volatility, active trading may be more pronounced.

Affiliated Fund Rebalancing Risk. A Portfolio may be an investment option for other mutual funds for which SunAmerica serves as investment adviser that are managed as “funds of funds.” From time to time, a Portfolio may experience relatively large redemptions or investments due to the rebalancing of a fund of funds. In the event of such redemptions or investments, a Portfolio could be required to sell securities or to invest cash at a time when it is not advantageous to do so.

Asset Allocation Risk. A Portfolio’s ability to achieve its investment goal depends in part on a subadviser’s skill in determining a Portfolio’s investment strategy allocations. Although allocation among different investment strategies generally reduces risk and exposure to any one strategy, the risk remains that a subadviser may favor an investment strategy that performs poorly relative to other investment strategies.

With respect to a Portfolio that invests in Underlying Portfolios, the Portfolio’s risks will directly correspond to the risks of the Underlying Portfolios in which it invests. A Portfolio is subject to the risk that the selection of the Underlying Portfolios and the allocation and reallocation of the Portfolio’s assets among the various asset classes and market sectors may not produce the desired result.

Counterparty Risk. Counterparty risk is the risk that a counterparty to a security, loan or derivative held by a Portfolio becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. A Portfolio may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding, and there may be no recovery or limited recovery in such circumstances.

Country, Sector or Industry Focus Risk. To the extent a Portfolio invests a significant portion of its assets in one or only a few countries, sectors or industries at a time, the Portfolio will face a greater risk of loss due to factors affecting that single or those few countries, sectors or industries than if the Portfolio always maintained wide diversity among the countries, sectors and industries in which it invests.

Cybersecurity Risk. Intentional cybersecurity breaches include: unauthorized access to systems, networks, or devices (such as through “hacking” activity); infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. In addition, unintentional incidents can occur, such as the inadvertent release of confidential information (possibly resulting in the violation of applicable privacy laws).

A cybersecurity breach could result in the loss or theft of customer data or funds, the inability to access electronic systems (“denial of services”), loss or theft of proprietary information or corporate data, physical damage to a computer or network system, or costs associated with system repairs. Such incidents could cause a Portfolio, SunAmerica, a subadviser, or other service providers to incur regulatory penalties, reputational damage, additional compliance costs, or financial loss. In addition, such incidents could affect issuers in which a Portfolio invests, and thereby cause the Portfolio’s investments to lose value.

Depositary Receipts Risk. Depositary receipts, which are generally considered foreign securities, include American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”) and others. ADRs are certificates

GLOSSARY

issued by a U.S. bank or trust company and represent the right to receive securities of a foreign issuer deposited in a domestic bank or foreign branch of a U.S. bank. EDRs (issued in Europe) and GDRs (issued throughout the world) each evidence a similar ownership arrangement. ADRs in which a Portfolio may invest may be sponsored or unsponsored. There may be less information available about foreign issuers of unsponsored ADRs. Depositary receipts, such as ADRs and other depositary receipts, including GDRs, EDRs, are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. Depositary receipts may or may not be jointly sponsored by the underlying issuer. The issuers of unsponsored depositary receipts are not obligated to disclose information that is considered material in the United States. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Certain depositary receipts are not listed on an exchange and therefore are subject to illiquidity risk. Depositary Receipts are not necessarily denominated in the same currency as the underlying securities to which they may be connected.

Derivatives Risk. A derivative is any financial instrument whose value is based on, and determined by, another security, index, rate or benchmark (e.g., stock options, futures, caps, floors, etc.). Futures and options are traded on different exchanges. Forward contracts, swaps, and many different types of options are regularly traded outside of exchanges by financial institutions in what are termed “over the counter” markets. Other more specialized derivative instruments, such as structured notes, may be part of a public offering. To the extent a derivative is used to hedge another position in a Portfolio, the Portfolio will be exposed to the risks associated with hedging described below. To the extent an option, futures contract, swap or other derivative is used to enhance return, rather than as a hedge, a Portfolio will be directly exposed to the risks of the contract. Unfavorable changes in the value of the underlying security, index, rate or benchmark may cause sudden losses. Gains or losses from a Portfolio’s use of derivatives may be substantially greater than the amount of the Portfolio’s investment. Certain derivatives have the potential for undefined loss. Derivatives are also associated with various other risks, including market risk, leverage risk, hedging risk, counterparty risk, valuation risk, regulatory risk, illiquidity risk and interest rate risk. The primary risks associated with a Portfolio’s use of derivatives are market risk and counterparty risk.

Credit Risk. The use of many derivative instruments involves the risk that a loss may be sustained as a result of the failure of another party to the contract (usually referred to as a “counterparty”) to make required payments or otherwise comply with the contract’s terms. Additionally, credit default swaps could result in losses if the subadviser does not correctly evaluate the creditworthiness of the company on which the credit default swap is based.

Hedging Risk. A hedge is an investment made in order to reduce the risk of adverse price movements in a currency or other investment, by taking an offsetting position (often through a derivative instrument, such as an option or forward contract). While hedging strategies can be very useful and inexpensive ways of reducing risk, they are sometimes ineffective due to unexpected changes in the market. Hedging also involves the risk that changes in the value of the related security will not match those of the instruments being hedged as expected, in which case any losses on the instruments being hedged may not be reduced. For gross currency hedges, there is an additional risk, to the extent that these transactions create exposure to currencies in which a Portfolio’s securities are not denominated. Moreover, while hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

Hybrid Instruments Risk. Hybrid instruments, such as indexed or structured securities, can combine the characteristics of securities, futures, and options. For example, the principal amount, redemption, or conversion terms of a security could be related to the market price of some commodity, currency, or securities index. Such securities may bear interest or pay dividends at below market (or even relatively nominal) rates. Under certain conditions, the redemption value of such an investment could be zero. In addition, another type of hybrid instrument is a credit linked note, in which a special purpose entity issues an over-the-counter (“OTC”) structured note that is intended to replicate a bond or a portfolio of bonds, or with respect to the unsecured credit of an issuer.

Illiquidity Risk. Illiquidity risk exists when a particular derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

Forwards Risk. Forwards are not exchange-traded and therefore no clearinghouse or exchange stands ready to meet the obligations of the contracts. Thus, a Portfolio faces the risk that its counterparties may not perform their obligations. Forward contracts on many commodities are not regulated by the CFTC and therefore, a Portfolio will not receive any benefit of CFTC or SEC regulation when

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trading forwards on those commodities. Forwards on currencies are subject to certain CFTC regulations including, when the forwards are cash-settled, rules applicable to swaps.

Forward Currency Contracts Risk. A forward foreign currency contract or “currency forward” is an agreement between parties to exchange a specified amount of currency at a specified future time at a specified rate. Currency forwards are generally used to protect against uncertainty in the level of future exchange rates. Currency forwards do not eliminate fluctuations in the prices of the underlying securities a Portfolio owns or intends to acquire, but they do fix a rate of exchange in advance. Currency forwards limit the risk of loss due to a decline in the value of the hedged currencies, but at the same time they limit any potential gain that might result should the value of the currencies increase. The use of forward contracts involves the risk of mismatching a Portfolio’s objective under a forward contract with the value of securities denominated in a particular currency. Such transactions reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is an additional risk to the effect that currency contracts create exposure to currencies in which a Portfolio’s securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for a Portfolio than if it had not entered into such contracts.

Lack of Availability Risk. Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. Upon the expiration of a particular contract, the subadviser may wish to retain a Portfolio’s position in the derivative instrument by entering into a similar contract, but may be unable to do so if the counterparty to the original contract is unwilling to enter into the new contract and no other suitable counterparty can be found. There is no assurance that the Portfolio will engage in derivatives transactions at any time or from time to time. A Portfolio’s ability to use derivatives may also be limited by certain regulatory and tax considerations.

Leverage Risk. Because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When a Portfolio uses derivatives for leverage, investments in the Portfolio will tend to be more volatile, resulting in larger gains or losses in response to market changes. A Portfolio may not be able to terminate or sell a derivative under some market conditions, which could result in substantial losses. Pursuant to Rule 18f-4 under the 1940 Act, a Portfolio must either use derivatives in a limited manner or comply with an outer limit on the amount of leverage-related risk that the Portfolio may obtain based on value-at-risk, among other things.

Management Risk. Derivative products are highly specialized instruments that require investment techniques and risk analysis that in many cases are different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

Market and Other Risks. Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to a Portfolio’s interest. If the subadviser incorrectly forecasts the values of securities, currencies or interest rates or other economic factors in using derivatives for a Portfolio, the Portfolio might have been in a better position if it had not entered into the transaction at all. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Portfolio investments. A Portfolio may also have to buy or sell a security at a disadvantageous time or price because the Portfolio is legally required to maintain offsetting positions or asset coverage in connection with certain derivatives transactions.

Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates and indexes. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Portfolio. Also, the value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to track. For example, a swap agreement on an ETF may not correlate perfectly with the index upon which the ETF is based because a Portfolio’s return is net of fees and expenses.

Options and Futures are contracts involving the right to receive or the obligation to deliver assets or money depending on the performance of one or more underlying assets, instruments or a market or economic index. An option gives its owner the right, but not the obligation, to buy (“call”) or sell (“put”) a specified amount of a security at a specified price within a specified time period. Certain

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Portfolios may purchase listed options on various indices in which the Portfolios may invest. A futures contract is an exchange-traded legal contract to buy or sell a standard quantity and quality of a commodity, financial instrument, index, etc. at a specified future date and price. Certain Portfolios may also purchase and write (sell) option contracts on swaps, commonly referred to as swaptions. A swaption is an option to enter into a swap agreement. Like other types of options, the buyer of a swaption pays a non-refundable premium for the option and obtains the right, but not the obligation, to enter into an underlying swap on agreed-upon terms. The seller of a swaption, in exchange for the premium, becomes obligated (if the option is exercised) to enter into an underlying swap on agreed-upon terms. When a Portfolio purchases an OTC swaption, it increases its credit risk exposure to the counterparty.

Futures Risk. Futures are contracts involving the right to receive or the obligation to deliver assets or money depending on the performance of one or more underlying assets, instruments or a market or economic index. A futures contract is an exchange-traded legal contract to buy or sell a standard quantity and quality of a commodity, financial instrument, index, etc. at a specified future date and price. A futures contract is considered a derivative because it derives its value from the price of the underlying commodity, security or financial index. The prices of futures contracts can be volatile and futures contracts may lack liquidity. In addition, there may be imperfect or even negative correlation between the price of a futures contract and the price of the underlying commodity, security or financial index.

Options Risk. Options are subject to sudden price movements and are highly leveraged, in that payment of a relatively small purchase price, called a premium, gives the buyer the right to acquire an underlying security or reference asset that has a face value substantially greater than the premium paid. The buyer of an option risks losing the entire purchase price of the option. The writer, or seller, of an option risks losing the difference between the purchase price received for the option and the price of the security or reference asset underlying the option that the writer must purchase or deliver upon exercise of the option. There is no limit on the potential loss.

A Portfolio may buy or sell put and call options that trade on U.S. or foreign exchanges. A Portfolio may also buy or sell OTC options, which subject the Portfolio to the risk that a counterparty may default on its obligations. In selling (referred to as “writing”) a put or call option, there is a risk that, upon exercise of the option, the Portfolio may be required to buy (for written puts) or sell (for written calls) the underlying investment at a disadvantageous price. A Portfolio may write call options on a security or other investment that the Portfolio owns (referred to as “covered calls”). If a covered call sold by a Portfolio is exercised on an investment that has increased in value above the call price, the Portfolio will be required to sell the investment at the call price and will not be able to realize any profit on the investment above the call price. Options purchased on futures contracts on foreign exchanges may be exposed to the risk of foreign currency fluctuations against the U.S. dollar.

Regulatory Risk. Derivative contracts, including, without limitation, futures, swaps and currency forwards, are subject to regulation under the Dodd-Frank Wall Street Reform and Consumer Protection Act (“Dodd-Frank Act”) in the United States and under comparable regimes in Europe, Asia and other non-U.S. jurisdictions. Under the Dodd-Frank Act, with respect to uncleared swaps, swap dealers are required to collect variation margin from the Portfolio and may be required by applicable regulations to collect initial margin from the Portfolio. Both initial and variation margin may be comprised of cash and/or securities, subject to applicable regulatory haircuts. Shares of investment companies (other than money market funds) may not be posted as collateral under these regulations. In addition, regulations adopted by global prudential regulators that are now in effect require certain bank-regulated counterparties and certain of their affiliates to include in certain financial contracts, including many derivatives contracts, terms that delay or restrict the rights of counterparties, such as a Portfolio, to terminate such contracts, foreclose upon collateral, exercise other default rights or restrict transfers of credit support in the event that the counterparty and/or its affiliates are subject to certain types of resolution or insolvency proceedings. The implementation of these requirements with respect to derivatives, along with additional regulations under the Dodd-Frank Act regarding clearing and mandatory trading and trade reporting of derivatives, generally have increased the costs of trading in these instruments and, as a result, may affect returns to investors in a Portfolio.

Swaps Risk. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a particular foreign currency), or in a “basket” of securities representing a particular index. The absence of a central exchange or

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market for swap transactions may lead, in some instances, to difficulties in trading and valuation, especially in the event of market disruptions. CFTC rules require certain interest rate and credit default swaps to be executed through a centralized exchange or regulated facility and be cleared through a regulated clearinghouse. Although this clearing mechanism is designed to reduce counterparty credit risk, in some cases it may disrupt or limit the swap market and may not result in swaps being easier to trade or value. As certain swaps become more standardized, the CFTC may require other swaps to be centrally cleared and traded, which may make it more difficult for a Portfolio to use swaps to meet its investment needs. A Portfolio also may not be able to find a clearinghouse willing to accept a swap for clearing. In a cleared swap, a central clearing organization will be the counterparty to the transaction. The Portfolio will assume the risk that the clearinghouse may be unable to perform its obligations. There are several different types of swaps:

•	Credit Swaps involve the receipt of floating or fixed rate payments in exchange for assuming potential credit losses of an underlying security. Credit swaps give one party to a transaction the right to dispose of or acquire an asset (or group of assets), or the right to receive or make a payment from the other party upon the occurrence of specified credit events.
•	Currency Swaps involve the exchange of the parties’ respective rights to make or receive payments in specified currencies.
•	Equity Swaps allow the parties to a swap agreement to exchange the dividend income or other components of return on an equity investment (for example, a group of equity securities or an index) for a component of return on another non-equity or equity investment.
•	Interest Rate or Inflation Swaps are contracts between two counterparties who agree to swap cash flows based on the inflation rate against fixed cash flows.
•	Mortgage Swaps are similar to interest-rate swaps in that they represent commitments to pay and receive interest. The notional principal amount, upon which the value of the interest payments is based, is tied to a reference pool or pools of mortgages.
•	Total Return Swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component.

Credit Default Swaps Risk. A credit default swap is an agreement between two parties: a buyer of credit protection and a seller of credit protection. The buyer in a credit default swap agreement is obligated to pay the seller a periodic stream of payments over the term of the swap agreement. If no default or other designated credit event occurs, the seller of credit protection will have received a fixed rate of income throughout the term of the swap agreement. If a default or designated credit event does occur, the seller of credit protection must pay the buyer of credit protection the full value of the reference obligation. Credit default swaps increase counterparty risk when a Portfolio is the buyer. Commodity Futures Trading Commission (“CFTC”) rules require that certain credit default swaps be executed through a centralized exchange or regulated facility and be cleared through a regulated clearinghouse. As a general matter, these rates have increased costs in connection with trading these instruments.

Interest Rate Swaps and Related Derivatives Risk. Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest, such as an exchange of fixed-rate payments for floating rate payments. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payment of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling the interest rate floor. An interest rate collar is the combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates.

Tax Risk. The use of certain derivatives may cause a Portfolio to realize higher amounts of ordinary income or short-term capital gain, to suspend or eliminate holding periods of positions, and/or to defer realized losses, potentially increasing the amount of taxable distributions, and of ordinary income distributions in particular. A Portfolio’s use of derivatives may be limited by the requirements for taxation of a Portfolio as a regulated investment company. The tax treatment of derivatives may be affected by changes in legislation, regulations or other legal authority that could affect the character, timing and amount of a Portfolio’s taxable income or gains and distributions to shareholders.

Dynamic Allocation Risk. To the extent a Portfolio invests in Underlying Portfolios, the Portfolio’s risks will directly correspond to the risks of the Underlying Portfolios in which it invests. The Portfolio is subject to the risk that the investment process that will determine the selection of the Underlying Portfolios and the allocation and reallocation of the Portfolio’s assets among the

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various asset classes may not produce the desired result. A Portfolio is also subject to the risk that the subadviser may be prevented from trading certain derivatives effectively or in a timely manner.

Equity Securities Risk. Equity securities represent an ownership position in a company. The prices of equity securities fluctuate based on changes in the financial condition of the issuing company and on market and economic conditions. If you own an equity security, you own a part of the company that issued it. Companies sell equity securities to get the money they need to grow.

Stocks are one type of equity security. Generally, there are three types of stocks:

•	Common stock — Each share of common stock represents a part of the ownership of the company. The holder of common stock participates in the growth of the company through increasing stock price and receipt of dividends. If the company runs into difficulty, the stock price can decline and dividends may not be paid.
•	Preferred stock — Each share of preferred stock usually allows the holder to get a set dividend before the common stock shareholders receive any dividends on their shares.
•	Convertible preferred stock — A stock with a set dividend which the holder may exchange for a certain amount of common stock.

Stocks are not the only type of equity security. Other equity securities include but are not limited to convertible securities, depositary receipts, warrants, rights and partially paid shares, investment company securities, real estate securities, convertible bonds and ADRs, EDRs and GDRs. More information about these equity securities is included elsewhere in this Prospectus or contained in the SAI.

Equity Securities are subject to the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the stock market tends to move in cycles. Individual stock prices fluctuate from day-to-day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, the performance of different types of equity securities may rise or decline under varying market conditions — for example, “value” stocks may perform well under circumstances in which the prices of “growth” stocks in general have fallen, or vice versa.

Convertible Securities Risk. Convertible securities are securities (such as bonds or preferred stocks) that may be converted into common stock of the same or a different company. A convertible security is only considered an equity security if the exercise price of the convertible security is less than the fair market value of the security issuable upon conversion of such convertible security. The values of the convertible securities in which a Portfolio may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest and dividends, their values may fall if market interest rates rise and rise if market interest rates fall. At times a convertible security may be more susceptible to fixed-income security related risks, while at other times such a security may be more susceptible to equity security related risks. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and a price that is unfavorable to a Portfolio.

Preferred Stock Risk. Unlike common stock, preferred stock generally pays a fixed dividend from a company’s earnings and may have a preference over common stock on the distribution of a company’s assets in the event of bankruptcy or liquidation. Preferred stockholders’ liquidation rights are subordinate to the company’s debt holders and creditors. If interest rates rise, the fixed dividend on preferred stocks may be less attractive and the price of preferred stocks may decline. Preferred stock usually does not require the issuer to pay dividends and may permit the issuer to defer dividend payments. Deferred dividend payments could have adverse tax consequences for a Portfolio and may cause the preferred stock to lose substantial value.

Warrants and Rights Risk. Rights represent a preemptive right of stockholders to purchase additional shares of a stock at the time of a new issuance before the stock is offered to the general public, as in the case of a corporate action. Warrants are rights to buy common stock of a company at a specified price during the life of the warrant. Warrants and rights can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Warrants and rights have no voting rights, pay no dividends and have no rights with respect to the assets of the issuer other than a purchase option. Prices of warrants and rights do not necessarily move in tandem with the prices of the underlying securities and therefore are highly volatile and speculative investments.

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Warrants and rights may lack a liquid secondary market for resale. If a warrant or right is not exercised by the date of its expiration, it may expire worthless if the market price of the securities is below the exercise price of the warrant.

ESG Investment Risk. A Portfolio’s adherence to its ESG criteria and application of related analyses when selecting investments may impact the Portfolio’s performance, including relative to similar funds that do not adhere to such criteria or apply such analyses. Additionally, a Portfolio’s adherence to its ESG criteria and application of related analyses in connection with identifying and selecting investments may require subjective analysis and may be more difficult if data about a particular company or market is limited, such as with respect to issuers in emerging markets countries. A Portfolio may invest in companies that do not reflect the beliefs and values of any particular investor. Socially responsible norms differ by country and region, and a company’s ESG practices or the subadviser’s assessment of such may change over time. ESG characteristics may not be the only factors considered in selecting investments and as a result, a Portfolio’s investments may not have favorable ESG characteristics or high ESG ratings.

Exchange-Traded Funds Risk. ETFs are a type of investment company bought and sold on a securities exchange. An ETF trades like common stock. While some ETFs are passively-managed and seek to replicate the performance of a particular market index or segment, other ETFs are actively-managed and do not track a particular market index or segment, thereby subjecting investors to active management risk. A Portfolio could purchase an ETF to gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the securities underlying the ETF, although an ETF has management fees which increase its cost. A Portfolio’s ability to invest in ETFs is limited by the Investment Company Act of 1940, as amended (the “1940 Act”).

Most ETFs are investment companies whose shares are purchased and sold on a securities exchange. An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies. However, ETFs are subject to the following risks that do not apply to conventional mutual funds: (i) the market price of an ETF’s shares may trade at a premium or a discount to its net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; and (iii) there is no assurance that the requirements of the exchange necessary to maintain the listing of an ETF will continue to be met or remain unchanged. In addition, a passively-

managed ETF may fail to accurately track the market segment or index that underlies its investment objective. The price of an ETF can fluctuate, and a Portfolio could lose money investing in an ETF. See “Investment Company Risk.”

Affiliated ETF Risk. A Portfolio that can invest in underlying ETFs is subject to potential affiliated ETF risk. A Portfolio’s subadviser selects the ETFs in which the Portfolio may invest, including ETFs that are affiliated with the subadviser. As a result, the subadviser may be subject to potential conflicts of interest in selecting the affiliated ETFs because of the fees payable by the ETFs to the subadviser and also because the fees payable to it by some of these ETFs are higher than the fees payable by other ETFs. However, the subadviser has a fiduciary duty to act in the Portfolio’s best interests when selecting the ETFs.

Fixed-Income Securities Risk. Fixed-income securities include a broad array of short-, medium- and long-term obligations, including notes and bonds. Fixed-income securities may have fixed, variable, or floating rates of interest, including rates of interest that vary inversely at a multiple of a designated or floating rate, or that vary according to changes in relative values of currencies. Fixed-income securities represent indebtedness of the issuer and generally involve an obligation of the issuer to pay interest on either a current basis or at the maturity of the security and to repay the principal amount of the security at maturity. Others do not provide for repayment of a principal amount. The issuer of a senior fixed income security is obligated to make payments on this security ahead of other payments to security holders.

Fixed-income securities include, but are not limited to, U.S. and foreign corporate fixed-income securities, including convertible securities (bonds, debentures, notes and other similar instruments) and corporate commercial paper, mortgage-backed and other asset-backed securities; inflation-indexed bonds issued by both governments and corporations; structured notes, including hybrid or

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“indexed” securities, preferred or preference stock, catastrophe bonds, and loan participations; bank certificates of deposit, fixed time deposits and bankers’ acceptances; repurchase agreements and reverse repurchase agreements; fixed-income securities issued by states or local governments and their agencies, authorities and other instrumentalities; obligations of foreign governments or their subdivisions, agencies and instrumentalities; obligations of international agencies or supranational entities; and certain types of short-term investments. Short-term investments include, but are not limited to, money market securities, such as short-term U.S. government obligations, repurchase agreements, commercial paper, bankers’ acceptances and certificates of deposit. These securities provide a Portfolio with sufficient liquidity to meet redemptions and cover expenses. Commercial paper is a specific type of corporate note, with terms to maturity less than a year and short-term notes often payable in less than 270 days. Most commercial paper matures in 50 days or less. Fixed-income securities may be acquired with warrants attached. For more information about specific income securities see the SAI.

Investments in fixed-income securities include U.S. Government securities. U.S. Government securities are issued or guaranteed by the U.S. Government, its agencies and instrumentalities. Some U.S. Government securities are issued or unconditionally guaranteed by the U.S. Treasury. While these securities are subject to variations in market value due to fluctuations in interest rates, they will be paid in full if held to maturity. Other U.S. Government securities are neither direct obligations of, nor guaranteed by the U.S. Treasury; however, they involve federal sponsorship. For example, some are backed by specific types of collateral; some are supported by the issuer’s right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality. For more information about mortgage-backed fixed-income securities see “Mortgage-and Asset-Backed Securities” below.

In addition to those discussed above, investments in fixed-income securities may also include:

•	Agency Discount Notes are high credit quality, short term debt instruments issued by federal agencies and government sponsored enterprises. These securities are issued at a discount to their par value.
•	Asset-Backed Securities issued by trusts and special purpose corporations are backed by a pool of assets, such as credit card or automobile loan receivables representing the obligations of a number of different parties.
•	Corporate Debt Instruments (Bonds, Notes and Debentures) are securities representing a debt of a corporation. The issuer is obligated to repay a principal amount of indebtedness at a stated time in the future and in most cases to make periodic payments of interest at a stated rate.
•	Municipal Securities are debt obligations issued by or on behalf of states, territories and possessions of the U.S. and District of Columbia and their political subdivisions, agencies and instrumentalities. Municipal securities may be affected by uncertainties regarding their tax status, legislative changes or rights of municipal-securities holders.
•	Zero-Coupon Bonds, Deferred Interest Bonds and PIK Bonds. Zero coupon and deferred interest bonds are debt obligations issued or purchased at a significant discount from face value. A step-coupon bond is one in which a change in interest rate is fixed contractually in advance. PIK bonds are debt obligations that provide that the issuer thereof may, at its option, pay interest on such bonds in cash or in the form of additional debt obligations.
•	Preferred Stocks receive dividends at a specified rate and have preference over common stock in the payment of dividends and the liquidation of assets.

Recent market conditions have resulted in fixed-income instruments experiencing unusual liquidity issues, increased price volatility and, in some cases, credit downgrades and increased likelihood of default. These events have reduced the willingness of some lenders to extend credit, and have made it more difficult for borrowers to obtain financing on attractive terms, if at all. As a result, the value of many types of debt securities has been reduced, including, but not limited to, asset-backed securities. Because the situation in the markets is widespread and largely unprecedented, it may be unusually difficult to identify both risks and opportunities, or to predict the duration of these market events. Mortgage-backed securities have been especially affected by these events. Some financial institutions may have large (but still undisclosed) exposures to such securities, which could have a negative effect on the broader economy. Securities in which a Portfolio invests may become less liquid in response to market developments or adverse investor perceptions. In some cases, traditional market participants have been less willing to make a market in some types of debt

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instruments, which has affected the liquidity of those instruments. Illiquid investments may be harder to value, especially in changing markets, and if a Portfolio is forced to sell such investments to meet redemptions or for other cash needs, such Portfolio may suffer a loss.

Bonds Risk. Bonds are one type of fixed-income security and are sold by governments on the local, state, and federal levels, and by companies. There are many different kinds of bonds. For example, each bond issue has specific terms. U.S. Government bonds are guaranteed by the federal government to pay interest and principal. Revenue bonds are usually only paid from the revenue of the issuer. An example of that would be an airport revenue bond. Debentures are a very common type of corporate bond (a bond sold by a company). Payment of interest and return of principal is subject to the company’s ability to pay. Convertible bonds are corporate bonds that can be exchanged for stock.

Investing in a bond is like making a loan for a fixed period of time at a fixed interest rate. During the fixed period, the bond pays interest on a regular basis. At the end of the fixed period, the bond matures and the investor usually gets back the principal amount of the bond. Fixed periods to maturity are categorized as short term (generally less than 12 months), intermediate (one to 10 years), and long term (10 years or more).

Investment grade bonds are bonds that are rated at least BBB– by S&P Global Ratings (“S&P®”) or Fitch Ratings (“Fitch”), or Baa by Moody’s Investors Service, Inc. (“Moody’s”) or, if unrated, are determined by the subadviser to be of comparable quality at the time of purchase. The SAI has more detail about ratings.

Bonds that are rated Baa by Moody’s or BBB by S&P® or Fitch have speculative characteristics. Bonds that are unrated or rated below Baa3 by Moody’s or BBB– by S&P® or Fitch have speculative characteristics. Bonds that do not meet the credit quality standards of an investment grade security (commonly referred to as high yield, high risk or junk bonds) are regarded, on balance, as predominantly speculative. Changes in economic conditions or other circumstances are more likely to weaken the issuer’s capacity to pay interest and principal in accordance with the terms of the obligation than is the case with higher rated bonds. While such bonds may have some quality and protective characteristics, these are outweighed by uncertainties or risk exposures to adverse conditions. Lower rated bonds may be more susceptible to real or perceived adverse economic and individual corporate developments than would investment grade bonds. For example, a projected economic downturn or the possibility of an increase in interest rates could cause a decline in high-yield, high-risk bond prices because such an event might lessen the ability of highly leveraged high yield issuers to meet their principal and interest payment obligations, meet projected business goals, or obtain additional financing. In addition, the secondary trading market for lower-medium and lower-quality bonds may be less liquid than the market for investment grade bonds. This potential lack of liquidity may make it more difficult to accurately value certain of these lower-grade portfolio securities.

Call or Prepayment Risk. During periods of falling interest rates, a bond issuer may “call”—or repay—its high-yielding bonds before their maturity date. Typically, such repayments will occur during periods of falling interest rates requiring a Portfolio to invest in new securities with lower interest rates. This will reduce the stream of cash payments that flow through a Portfolio and result in a decline in a Portfolio’s income. Securities subject to prepayment risk generally offer less potential for gains when prevailing interest rates decline, and have greater potential for loss when interest rates rise. The impact of prepayments on the price of a security may be difficult to predict and may increase the volatility of the price.

Credit Risk. The value of a fixed-income security is directly affected by an issuer’s ability to pay principal and interest on time. If a Portfolio invests in fixed-income securities, the value of your investment may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by a Portfolio fails to pay an obligation on a timely basis, otherwise defaults; or is perceived by other investors to be less creditworthy. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default. Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government.

The creditworthiness of an issuer is always a factor in analyzing fixed income securities. “High quality” instruments have a very strong capacity to pay interest and repay principal; they reflect the issuers’ high creditworthiness and low risk of default. An issuer with a lower credit rating will be more likely than a higher rated issuer to default or otherwise become unable to honor its financial obligations. Issuers with low credit ratings

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typically issue junk bonds. In addition to the risk of default, junk bonds may be more volatile, less liquid, more difficult to value and more susceptible to adverse economic conditions or investor perceptions than other bonds.

Extension Risk. The risk that an issuer will exercise its right to pay principal on an obligation held by a Portfolio (such as a mortgage-backed security) later than expected. This may happen when there is a rise in interest rates. Under these circumstances the value of the obligation will decrease, and a Portfolio will also suffer from the inability to invest in higher yielding securities.

Interest Rate Risk. The volatility of fixed-income securities is due principally to changes in interest rates. The market value of money market securities and other fixed-income securities usually tends to vary inversely with the level of interest rates. Duration is a measure of interest rate risk that indicates how price-sensitive a bond is to changes in interest rates. As interest rates rise the value of such securities typically falls, and as interest rates fall, the value of such securities typically rises. For example, a bond with a duration of three years will decrease in value by approximately 3% if interest rates increase by 1%. The interest earned on fixed-income securities may decline when interest rates go down or increase when interest rates go up. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates. The Federal Reserve has recently begun to raise the federal funds rate to address rising inflation. Any future changes in monetary policy made by central banks and/or their governments are likely to affect the level of interest rates.

Inverse Floaters Risk. Inverse floaters are leveraged inverse floating rate debt instruments. The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher degree of leverage inherent in inverse floaters is associated with greater volatility in their market values. Accordingly, the duration of an inverse floater may exceed its stated final maturity.

Floating Rate Securities Risk. Variable and floating rate obligations have a coupon rate that changes at least annually and generally more frequently. The coupon rate is set in relation to money market rates. The obligations, issued primarily by banks, other corporations, governments and semi-governmental bodies (which normally will involve industrial development or revenue bonds), may have a maturity in excess of one year. In some cases, the rate of interest is set as a specific percentage of a designated base rate, such as rates on Treasury Bonds or Bills or the prime rate at a major commercial bank. A bondholder can demand payment of the obligations on short notice at par plus accrued interest, which amount may be more or less than the amount the bondholder paid for them. Floating rate obligations also include CLOs. CLOs include trusts typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CLOs may charge management and other administrative fees.

The maturity of floating or variable rate obligations (including participation interests therein) is deemed to be the longer of (i) the notice period required before a Portfolio is entitled to receive payment of the obligation upon demand, or (ii) the period remaining until the obligation’s next interest rate adjustment. If not redeemed by a Portfolio through the demand feature, the obligations mature on a specified date which may range up to thirty years from the date of issuance.

Floating rate securities reset whenever there is a change in a specified index rate. In most cases, these reset provisions reduce the impact of changes in market interest rates on the value of the security. However, the value of these securities may decline if their interest rates do not rise as much, or as quickly, as other interest rates. Conversely, these securities will not generally increase in value if interest rates decline. Floating rate obligations are considered to have liquidity because a number of U.S. and foreign securities dealers make active markets in these securities. The absence of an active market for these securities could make it difficult for the Portfolio to dispose of them if the issuer defaults.

Junk Bonds Risk. A portion of a Portfolio’s investments may be invested in high yielding, high risk fixed income securities, commonly known as junk bonds. These securities can range from those for which the prospect for repayment of principal and interest is predominantly speculative to those which are currently in default on principal or interest payments or whose issuers are in bankruptcy. Investments in junk bonds involve significantly greater credit risk, market risk and interest rate risk compared to higher rated fixed income securities because issuers of junk bonds are less secure financially, are more likely to default on their obligations, and their securities are more sensitive to interest rate changes and downturns in the economy. Accordingly, these investments could decrease in value and therefore negatively impact a Portfolio. In addition, the secondary market for junk bonds may not be as liquid as that for higher rated fixed income securities. As a result, a Portfolio may find it more difficult to value junk bonds or sell them and may have to sell them at prices significantly lower than the values assigned to them by a Portfolio.

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Sub-Prime Debt Securities Risk. The issuer of a sub-prime debt security may default on its payments of interest or principal on a security when due. These risks are more pronounced in the case of sub-prime debt instruments than more highly ranked securities. Because of this increased risk, these securities may also be less liquid and subject to more pronounced declines in value than more highly rated instruments in times of market stress.

Municipal Securities Risk. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest.

Zero Coupon Bond Risk. “Zero coupon” bonds are sold at a discount from face value and do not make periodic interest payments. At maturity, zero coupon bonds can be redeemed for their face value. In addition to the risks associated with bonds, since zero coupon bonds do not pay interest, the value of zero coupon bonds may be more volatile than other fixed income securities. Zero coupon bonds may also be subject to greater interest rate risk and credit risk than other fixed income instruments.

Foreign Investment Risk. Foreign investments are investments of issuers that are economically tied to a non-U.S. country. Except as otherwise described in a Portfolio’s principal investment strategies or Additional Information about the Portfolios’ Investment Strategies and Investment Risks sections, or as determined by a Portfolio’s subadviser, a Portfolio will deem an issuer to be economically tied to a non-U.S. country by looking at a number of factors, including the domicile of the issuer’s senior management, the primary stock exchange on which the issuer’s security trades, the country from which the issuer produced the largest portion of its revenue, and its reporting currency. Foreign investments include, but are not limited to, securities issued by foreign governments or their agencies and instrumentalities, foreign corporate and government bonds, foreign equity securities, securities issued by foreign investment companies and passive foreign investment companies, and ADRs or other similar securities that represent interests in foreign equity securities, such as EDRs and GDRs. A Portfolio’s investments in foreign securities may also include securities from emerging market issuers.

Investments in foreign countries are subject to a number of risks. Investments in foreign securities involve risks in addition to those associated with investments in domestic securities due to changes in currency exchange rates, unfavorable political, social and legal developments or economic and financial instability, for example. A principal risk is that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of an investment. In addition, there may be less publicly available information about a foreign company and it may not be subject to the same uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies. Foreign governments may not regulate securities markets and companies to the same degree as the U.S government. Foreign investments will also be affected by local political or economic developments and governmental actions by the United States or other governments. Consequently, foreign securities may be less liquid, more volatile and more difficult to price or sell than U.S. securities, which means a subadviser may at times be unable to sell foreign investments at desirable prices. Foreign settlement procedures may also involve additional risks. Certain of these risks may also apply to U.S. investments that are denominated in foreign currencies or that are traded in foreign markets, or to securities of U.S. companies that have significant foreign operations. These risks are heightened for emerging markets issuers. Historically, the markets of emerging market countries have been more volatile than more developed markets; however, such markets can provide higher rates of return to investors. A Portfolio investing in foreign securities may also be subject to the following risks:

Brexit Risk. On January 31, 2020, the United Kingdom (the “UK”) withdrew from the European Union (commonly referred to as “Brexit”). This historic event is widely expected to have consequences that are both profound and uncertain for the economic and political future of the UK and the European Union, and those consequences include significant legal and business uncertainties pertaining to an investment in the Portfolio. The full scope and nature of the consequences of Brexit are not at this time known and are unlikely to be known for a significant period of time. At the same time, it is reasonable to assume that the significant uncertainty in the business, legal and political environment engendered by this event has resulted in immediate and longer term risks that would not have been applicable had the UK not sought to withdraw from the European Union.

Emerging Markets Risk. An emerging market country is generally one with a low or middle income economy that is in the early stages of its industrialization cycle. For fixed income investments, an emerging market includes those where the sovereign credit rating is below investment grade. Emerging market countries may change over time depending on market and economic conditions and the list

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of emerging market countries may vary by SunAmerica or subadviser. An “emerging market” country is generally any country that is included in the MSCI Emerging Markets Index. The risks associated with investments in foreign securities are heightened in connection with investments in the securities of issuers in developing or “emerging market” countries. Generally, the economic, social, legal, and political structures in emerging market countries are less diverse, mature and stable than those in developed countries. Unlike most developed countries, emerging market countries may impose restrictions on foreign investment. These countries may also impose confiscatory taxes on investment proceeds or otherwise restrict the ability of foreign investors to withdraw their money at will. In addition, there may be less publicly available information about emerging market issuers due to differences in regulatory, accounting, auditing, and financial recordkeeping standards and available information may be unreliable or outdated.

Emerging market countries may be more likely to experience political turmoil or rapid changes in economic conditions than developed countries. The securities markets in emerging market countries tend to be smaller and less mature than those in developed countries, and they may experience lower trading volumes. As a result, investments in emerging market securities may be less liquid and their prices more volatile than investments in developed countries. The fiscal and monetary policies of emerging market countries may result in high levels of inflation or deflation or currency devaluation. As a result, investments in emerging market securities may be subject to abrupt and severe price changes. Investments in emerging market securities may be more susceptible to investor sentiment than investments in developed countries. Emerging market securities may be adversely affected by negative perceptions about an emerging market country’s stability and prospects for continued growth.

Risks associated with investments in emerging markets may include delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasive corruption and crime; exchange rate volatility; inflation, deflation or currency devaluation; violent military or political conflicts; confiscations and other government restrictions by the United States or other governments, and government instability. As a result, investments in emerging market securities tend to be more volatile than investments in developed countries. A Portfolio may be exposed to emerging market risks directly (through certain futures contracts and other derivatives whose values are based on emerging market indices or securities).

Foreign Currency Risk. Currency transactions include the purchase and sale of currencies to facilitate the settlement of securities transactions and forward currency contracts, which are used to hedge against changes in currency exchange rates or to enhance returns. Portfolios buy foreign currencies when they believe the value of the currency will increase. If it does increase, they sell the currency for a profit. If it decreases, they will experience a loss. A Portfolio may also buy foreign currencies to pay for foreign securities bought for the Portfolio or for hedging purposes. Because a Portfolio’s foreign investments are generally held in foreign currencies, a Portfolio could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar. Such gains or losses may be substantial.

A Portfolio may not fully benefit from or may lose money on forward currency transactions if changes in currency exchange rates do not occur as anticipated or do not correspond accurately to changes in the value of the Portfolio’s holdings. A Portfolio’s ability to use forward foreign currency transactions successfully depends on a number of factors, including the forward foreign currency transactions being available at prices that are not too costly, the availability of liquid markets and the ability of the Portfolio managers to accurately predict the direction of changes in currency exchange rates. Currency exchange rates may be volatile and may be affected by, among other factors, the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls and speculation. A security may be denominated in a currency that is different from the currency where the issuer is domiciled. Currency transactions are subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation.

The value of a Portfolio’s foreign investments may fluctuate due to changes in currency exchange rates. A decline in the value of foreign currencies relative to the U.S. dollar generally can be expected to depress the value of a Portfolio’s non-U.S. dollar-denominated securities.

In addition, currency management strategies, to the extent that they reduce the Portfolio’s exposure to currency risks, may also reduce the Portfolio’s ability to benefit from favorable changes in currency exchange rates. Using currency management strategies for purposes other than hedging further increases the Portfolio’s exposure to foreign investment losses. Currency markets generally are not as regulated as securities markets. In addition, currency rates may fluctuate significantly over short periods of time, and can reduce returns.

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Foreign Sovereign Debt Risk. Foreign sovereign debt securities are subject to the risk that a governmental entity may delay or refuse to pay interest or to repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political, social and economic considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans.

Geographic Risk. If a Portfolio invests a significant portion of its assets in issuers located in a single country, a limited number of countries, or a particular geographic region, it assumes the risk that economic, political and social conditions in those countries or that region may have a significant impact on its investment performance.

Japan Exposure Risk. The Japanese economy faces a number of long-term problems, including massive government debt, the aging and shrinking of the population, an unstable financial sector and low domestic consumption. The growth of Japan’s economy has recently lagged behind that of its Asian neighbors and other major developed economies. Japan has a growing economic relationship with China and other Southeast Asian countries, and Japan’s economy is heavily dependent on international trade and may be adversely affected by trade tariffs, other protectionist measures, dependence on exports and international trade, increasing competition from Asia’s other low-cost emerging economies, political and social instability, regional and global conflicts and natural disasters, as well as by commodity markets fluctuations related to Japan’s limited natural resource supply. The Japanese economy has experienced the effects of the global economic slowdown similar to the United States and Europe, and downturns in the economies of Japan’s key trading partners, such as the United States, China and/or countries in Southeast Asia, could also have a negative impact on the Japanese economy as a whole. The Japanese economy also faces several other concerns, including a financial system with large levels of nonperforming loans, over-leveraged corporate balance sheets, extensive cross-ownership by major corporations, a changing corporate governance structure, and large government deficits. Japan also has experienced natural disasters of varying degrees of severity, and the risks of such phenomena, and damage resulting therefrom, continue to exist. These issues may cause a continued slowdown of the Japanese economy.

Fund-of-Funds Risk. The costs of investing in a fund-of-funds may be higher than the costs of investing in a mutual fund that only invests directly in individual securities. An

Underlying Portfolio may change its investment objective or policies without a fund-of-fund’s approval, which could force the fund-of-funds to withdraw its investment from such Underlying Portfolio at a time that is unfavorable to it. In addition, one Underlying Portfolio may buy the same securities that another Underlying Portfolio sells. Therefore, the fund-of-funds would indirectly bear the costs of these trades without accomplishing any investment purpose.

Headline Risk. Some investments may be made when a company becomes the center of controversy after receiving adverse media attention. The company may be involved in litigation, the company’s financial reports or corporate governance may be challenged, the company’s annual report may disclose a weakness in internal controls, greater government regulation may be contemplated, or other adverse events may threaten the company’s future. While an investment manager will research companies subject to such contingencies, they cannot be correct every time, and the company’s stock may never recover.

Illiquidity Risk. An illiquid investment is any investment that the Portfolio reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Illiquidity risk exists when particular investments are difficult to sell. Although most of the Portfolio’s investments must be liquid at the time of investment, investments may lack liquidity after purchase by the Portfolio, particularly during periods of market turmoil. When the Portfolio holds illiquid investments, its investments may be harder to value, especially in changing markets, and if the Portfolio is forced to sell these investments to meet redemption requests or for other cash needs, the Portfolio may suffer a loss. In addition, when there is illiquidity in the market for certain investments, the Portfolio, due to limitations on illiquid investments, may be unable to achieve its desired level of exposure to a certain sector. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the Portfolio’s share price may fall dramatically. Portfolios that invest in non-investment grade fixed income securities and emerging market country issuers will be especially subject to the risk that during certain periods, the liquidity of particular issuers or industries, or all securities within a particular investment category, will shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions. Derivatives may also be subject to illiquidity risk.

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Illiquidity Risk (SA JPMorgan Ultra-Short Bond Portfolio). Over recent years, regulatory changes have led to reduced liquidity in the marketplace, and the capacity of dealers to make markets in fixed income securities has been outpaced by the growth in the size of the fixed income markets. Illiquidity risk may be magnified in a rising interest rate environment, where the value and liquidity of fixed income securities generally go down.

Income Risk. Income is interest payments from bonds or dividends from stocks. The ability of a Portfolio’s equity securities to generate income generally depends on the earnings and the continuing declaration of dividends by the issuers of such securities. The interest income on debt securities generally is affected by prevailing interest rates, which can vary widely over the short- and long-term. If dividends are reduced or discontinued or interest rates drop, distributions to shareholders from a Portfolio may drop as well.

Initial Public Offering (“IPO”) Risk. A Portfolio’s purchase of shares issued as part of, or a short period after, companies’ IPOs exposes it to the risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile, and share prices of newly-public companies have fluctuated in significant amounts over short periods of time.

Investment Company Risk. Registered investment companies are investments by a Portfolio in other investment companies, including ETFs, which are registered in accordance with the federal securities laws. The risks of a Portfolio owning other investment companies, including ETFs or Underlying Portfolios, generally reflect the risks of owning the underlying securities they are designed to track. Disruptions in the markets for the securities underlying the other investment companies purchased or sold by a Portfolio could result in losses on the Portfolio’s investment in such securities. Other investment companies also have management fees that increase their costs versus owning the underlying securities directly. See also “ETF Risk.”

Issuer Risk. The value of a security may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.

Unseasoned Companies Risk. Unseasoned companies are companies that have operated (together with their predecessors) less than three years. The securities of such companies may have limited liquidity, which can result in their being priced higher or lower than might otherwise be the case. In addition, investments in unseasoned companies are more speculative and entail greater risk than do investments in companies with established operating records.

Leverage Risk. A Portfolio may engage in certain transactions that may expose it to leverage risk, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions and derivatives. Leverage occurs when an investor has the right to a return on an investment that exceeds the return that the investor would be expected to receive based on the amount contributed to the investment. A Portfolio’s use of certain economically leveraged futures and other derivatives can result in a loss substantially greater than the amount invested in the futures or other derivative itself. Certain

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futures and other derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When a Portfolio uses futures and other derivatives for leverage, a shareholder’s investment in the Portfolio will tend to be more volatile, resulting in larger gains or losses in response to the fluctuating prices of the Portfolio’s investments. The use of leverage may cause a Portfolio to liquidate portfolio positions at inopportune times in order to meet regulatory asset coverage requirements, fulfill leverage contract terms, or for other reasons. Leveraging, including borrowing, tends to increase a Portfolio’s exposure to market risk, interest rate risk or other risks, and thus may cause a Portfolio to be more volatile than if the Portfolio had not utilized leverage.

Loan Risk. Loans are subject to the credit risk of nonpayment of principal or interest. Economic downturns or increases in interest rates may cause an increase in defaults, interest rate risk and illiquidity risk. Loans may or may not be collateralized at the time of acquisition, and any collateral may lack liquidity or lose all or substantially all of its value subsequent to investment. In the event of bankruptcy of a borrower, a Portfolio could experience delays or limitations with respect to its ability to realize the benefits of any collateral securing a loan.

A Portfolio may invest in certain commercial loans, including loans generally known as “syndicated bank loans,” by acquiring participations or assignments in such loans. The lack of a liquid secondary market for such securities may have an adverse impact on the value of the securities and a Portfolio’s ability to dispose of particular assignments or participations when necessary to meet redemptions of shares or to meet a Portfolio’s liquidity needs. When purchasing a participation, a Portfolio may be subject to the credit risks of both the borrower and the lender that is selling the participation. When purchasing a loan assignment, a Portfolio acquires direct rights against the borrowers, but only to the extent of those held by the assigning lender. Investment in loans through a direct assignment from the financial institutions interests with respect to a loan may involve additional risks.

Junior loans, which have a lower place in the borrower’s capital structure than senior loans and may be unsecured, involve a higher degree of overall risk than senior loans of the same borrower. Second lien loans are secured by the assets of the issuer. In a typical structure, the claim on collateral and right of payment of second lien loans are junior to those of first-lien loans. Subordinated bridge loans are loans that are intended to provide short-term financing to provide a “bridge” to an asset sale, bond offering, stock offering, or divestiture. Generally, bridge loans are provided by arrangers as part of an overall financing package. Typically, the issuer will agree to increasing interest rates if the loan is not repaid as expected. A subordinated bridge loan is junior to a senior bridge loan in right of payment.

Transactions in loans may settle on a delayed basis, resulting in the proceeds from the sale of a loan not being available to make additional investments or to meet a Portfolio’s redemption obligations. To the extend the extended settlement process gives rise to short-term liquidity needs, a Portfolio may hold additional cash, sell investments or temporarily borrow from banks or other lenders.

Loan Participations and Assignments Risk. Loan participations and assignments are investments in which a Portfolio acquires some or all of the interest of a bank or other lending institution in a loan to a corporate borrower. The highly leveraged nature of many such loans may make such loans especially vulnerable to adverse changes in economic or market conditions. As a result, a Portfolio may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value. Typically, there is no liquid market for participations and assignments; a Portfolio anticipates that such securities could be sold only to a limited number of institutional investors. The lack of a liquid secondary market may have an adverse impact on the value of such securities and a Portfolio’s ability to dispose of particular assignments or participations when necessary to meet

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the Portfolio’s liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market for assignments and participations also may make it more difficult for a Portfolio to assign a value to these securities for purposes of valuing the Portfolio and calculating its net asset value.

Transactions in loan participations and assignments may settle on a delayed basis, resulting in the proceeds from the sale of a loan participation or assignment not being available to make additional investments or to meet a Portfolio’s redemption obligations. To the extent the extended settlement process gives rise to short-term liquidity needs, a Portfolio may hold additional cash, sell investments or temporarily borrow from banks or other lenders.

Market Risk. A Portfolio’s share price or the market as a whole can decline for many reasons or be adversely affected by a number of factors, including, without limitation, weakness in the broad market, a particular industry, or specific holdings, adverse political, regulatory or economic developments in the United States or abroad; changes in investor psychology; heavy institutional selling; military confrontations, war, terrorism and other armed conflicts, disease/virus outbreaks and epidemics; recessions; taxation and international tax treaties; currency, interest rate and price fluctuations; and other conditions or events. The prospects for a sector, an industry or an issuer may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. Government intervention in markets may impact interest rates, market volatility and security pricing. The value of a security may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services. In addition, SunAmerica’s or the subadviser’s assessment of securities held in the Portfolio may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the Portfolio’s investment approach could fall out of favor with the investing public, resulting in lagging performance versus other comparable portfolios.

Market Capitalization Risk. Companies are determined to be large-cap companies, mid-cap companies, or small-cap companies based upon the total market value of the outstanding common stock (or similar securities) of the company at the time of purchase. The market capitalization of the companies in the Portfolios and Underlying Portfolios and the indices described below change over time. The Portfolios determine relative market capitalizations using U.S. standards. Accordingly, a Portfolio’s non-U.S. investments may have large capitalizations relative to market capitalizations of companies based outside the United States. A Portfolio or underlying Portfolio will not automatically sell or cease to purchase stock of a company that it already owns just because the company’s market capitalization grows or falls outside this range. With respect to all Portfolios and Underlying Portfolios, except as noted in a Portfolio’s or Underlying Portfolio’s Summary:

•	Large-Cap Companies will include companies whose market capitalizations are equal to or greater than the market capitalization of the smallest company in the Russell 1000® Index during the most recent 12-month period. As of February 29, 2024, the market capitalization range of the companies in the Russell 1000® Index was between approximately $377.777 million to $3.075 trillion.
•	Mid-Cap Companies will include companies whose market capitalizations range from the market capitalization of the smallest company included in the Russell Midcap® Value Index to the market capitalization of the largest company in the Russell Midcap® Value Index during the most recent 12-month period. As of February 29, 2024, the market capitalization range of the companies in the Russell Midcap® Value Index was $3.082 million to $6.013 billion.
•	Small-Cap Companies will include companies whose market capitalizations are equal to or less than the market capitalization of the largest company in the Russell 2000® Index during the most recent 12-month period. As of February 29, 2024, the market capitalization range of the companies in the Russell 2000® Index was $18.631 million to $45.683 billion.

Large-Cap Companies Risk. Large-cap companies tend to go in and out of favor based on market and economic conditions. Large-cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, a Portfolio’s value may not rise as much as the value of portfolios that emphasize smaller companies. Larger, more established companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rate of successful smaller companies, particularly during extended periods of economic expansion.

Micro-Cap Companies Risk. Micro-cap companies are generally subject to the same risks as small-cap companies. However, the prices of micro-cap companies are generally more volatile. In addition, because micro-cap securities tend to have significantly lower trading

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volumes, a Portfolio may have difficulty selling holdings or may only be able to sell holdings at prices substantially lower than the subadviser believes they are worth. Therefore, a Portfolio may involve considerably more risk of loss and its returns may differ significantly from Portfolios investing in larger-cap companies or other asset classes. For more information about the risks of investing in small-cap companies please see Small-Cap Company Risk.

Mid-Cap Companies Risk. The risk that mid-cap companies, which usually do not have as much financial strength as very large companies, may not be able to do as well in difficult times. Investing in mid-cap companies may be subject to special risks associated with narrower product lines, more limited financial resources, fewer experienced managers, dependence on a few key employees, and a more limited trading market for their stocks, as compared with larger companies. Securities of mid-cap companies are also subject to the risks of small-cap companies, to a lesser extent.

Small-Cap Companies Risk. Investing in small companies involves greater risk than is customarily associated with larger companies. Stocks of small companies are subject to more abrupt or erratic price movements than larger company stocks. Small companies often are in the early stages of development and have limited product lines, operating histories, market access for products, financial resources, access to new capital, or depth and experience in management. Such companies seldom pay significant dividends that could cushion returns in a falling market. In addition, these companies may be more affected by intense competition from larger companies, and the trading markets for their securities may be less liquid and more volatile than securities of larger companies. This means that a Portfolio could have greater difficulty selling a security of a small-cap issuer at an acceptable price, especially in periods of market volatility. Also, it may take a substantial period of time before a Portfolio realizes a gain on an investment in a small-cap company, if it realizes any gain at all.

Money Market Securities Risk. All of the Portfolios may invest part of their assets in high quality money market securities payable in U.S. dollars.

These high quality money market securities include:

•	Securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.
•	Certificates of deposit and other obligations of domestic banks having total assets in excess of $1 billion.
•	Commercial paper sold by corporations and finance companies.
•	Corporate debt obligations with remaining maturities of 13 months or less.
•	Repurchase agreements, money market securities of foreign issuers if payable in U.S. dollars, asset-backed securities, loan participations, adjustable rate securities, and variable rate demand notes.

An investment in a Portfolio is subject to the risk that the value of its investments in high-quality short-term obligations (“money market securities”) may be subject to changes in interest rates, changes in the rating of any money market security and in the ability of an issuer to make payments of interest and principal.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Asset-backed securities issued by trusts and special purpose corporations are backed by a pool of assets, such as credit card or automobile loan receivables representing the obligations of a number of different parties. Mortgage-backed securities directly or indirectly provide funds for mortgage loans made to residential home buyers. These include securities that represent interests in pools of mortgage loans made by lenders such as commercial banks, savings and loan institutions, mortgage bankers and others. They include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities, non-agency residential mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans or real property. The characteristics of these mortgage-backed and asset-backed securities differ from traditional fixed-income securities. Mortgage-backed securities are subject to “prepayment risk” and “extension risk.” Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated and the Portfolio may have to invest the proceeds in securities with lower yields. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. These securities also are subject to risk of default on the underlying mortgage, particularly during periods of economic downturn.

GLOSSARY

Collateralized Debt Obligations (“CDOs”) Risk. CDOs are types of asset-backed securities and include collateralized bond obligations (i.e., trusts often backed by a diversified pool of high risk, below investment grade fixed income securities) and collateralized loan obligations (i.e., trusts typically collateralized by a pool of loans), among other trusts. CDOs may charge management and other administrative fees. The risks of an investment in a CDO depend largely on the quality and type of the collateral securities and the class of the CDO in which a Portfolio invests. In addition to being subject to the risks of securitized instruments generally, CDOs carry additional risks, including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the risk that the collateral may default, decline in value or be downgraded; (iii) the risk that a Portfolio may invest in tranches of CDOs that are subordinate to other tranches; (iv) the structure and complexity of the transaction and the legal documents could lead to disputes among investors regarding the characterization of proceeds; (v) the investment return achieved by a Portfolio could be significantly different than those predicted by financial models; (vi) the lack of a readily available secondary market for CDOs; (vii) risk of forced “fire sale” liquidation due to technical defaults such as coverage test failures; and (viii) the CDO’s manager may perform poorly.

CLOs Risk. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CLOs may charge management and other administrative fees. The cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Because it is partially protected from defaults, a senior tranche from a CLO trust typically has higher ratings and lower yields than its underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CLO securities as a class. The risks of an investment in a CLO depend largely on the type of the collateral securities and the class of the CLO in which a Portfolio invests. Normally, CLOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CLOs may lack liquidity. However, an active dealer market may exist for CLOs, allowing a CLO to qualify under the Rule 144A “safe harbor” from the registration requirements of the

Securities Act of 1933 for resales of certain securities to qualified institutional buyers.

CMOs Risk. CMOs are hybrid mortgage-backed instruments. CMOs may be collateralized by whole mortgage loans or by portfolios of mortgage pass-through securities. While CMO collateral is generally issued by the Government National Mortgage Association, the Federal Home Loan Mortgage Corporation or the Federal National Mortgage Association, the CMO itself may be issued by a private party, such as a brokerage firm, that is not covered by government guarantees. CMOs are structured into multiple classes, with each class bearing a different stated maturity. CMOs may offer a higher yield than U.S. government securities, but they may also be subject to greater credit risk. In the event of default by an issuer of a CMO, a Portfolio will be less likely to receive payments of principal and interest. In addition to being subject to the risks of securitized instruments generally, CMOs may be less liquid and exhibit greater price volatility than other types of mortgage-backed or asset-backed securities.

Commercial Mortgage-Backed Securities (“CMBS”) Risk. CMBS include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMBS may not be backed by the full faith and credit of the U.S. Government. In addition to being subject to the risks of securitized instruments generally, CMBS may be less liquid and exhibit greater price volatility than other types of mortgage-backed or asset-backed securities.

Prepayment Risk. Prepayment risk is the possibility that the principal of the loans underlying mortgage-backed or other pass-through securities may be prepaid at any time. As a general rule, prepayments increase during a period of falling interest rates and decrease during a period of rising interest rates. This can reduce the returns of a Portfolio because the Portfolio will have to reinvest that money at the lower prevailing interest rates. In periods of increasing interest rates, the occurrence of prepayments generally declines, with the effect that the securities subject to prepayment risk held by a Portfolio may exhibit price characteristics of longer-term debt securities.

Management Risk. A Portfolio is subject to management risk because it is an actively-managed investment portfolio. A Portfolio’s portfolio managers apply investment techniques and risk analyses in making investment decisions, but there can be no guarantee that these decisions or the individual securities selected by the portfolio managers will produce the desired results.

GLOSSARY

Factor-Based Investing Risk. With respect to a strategy that uses a factor-based process, there can be no assurance that the multi-factor selection process employed by the subadviser will enhance performance. Exposure to investment style factors may detract from performance in some market environments, which may continue for prolonged periods.

Bottom-Up Stock Selection Process is an investment approach utilized by SunAmerica or the subadviser that focuses on the analysis of individual stocks and de-emphasizes the significance of macroeconomic cycles and market cycles. In bottom-up investing, SunAmerica or the subadviser focuses on specific companies and their fundamentals, rather than on the industry in which that company operates or on the greater economy as a whole. This approach assumes individual companies can do well even in an industry that is not performing, at least on a relative basis.

Fundamental Analysis is a method of evaluating a security or company by attempting to measure its intrinsic value by examining related economic, financial and other qualitative and quantitative factors. The factors that the adviser or subadviser may examine include a company’s financial condition (e.g., balance sheet strength, cash flow and profitability trends), earnings outlook, strategy, management, and overall economic and market conditions.

Qualitative Analysis uses subjective judgment based on nonquantifiable information, such as, but not limited to, management expertise, industry cycles, strength of research and development, and labor relations. This type of analysis technique is different than quantitative analysis, which focuses on numbers. The two techniques, however, will often be used together.

Quantitative Analysis is an analysis of financial information about a company or security to identify securities that have the potential for growth or are otherwise suitable for a fund to buy. Quantitative analysis may look at traditional indicators such as price-to-book value, price-to-earnings ratios, cash flow, dividends, dividend yields, earnings, earning yield, among others.

Quantitative Investing Risk. The value of securities selected using quantitative analysis can react differently to issuer, political, market, and economic developments from the market as a whole or securities selected using only fundamental analysis. The factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security’s value. In addition, factors that affect a security’s value can change over time and these changes may not be reflected in the quantitative model.

Growth Stock Risk. A “Growth” philosophy is a strategy of investing in securities believed to offer the potential for capital appreciation. It focuses on securities of companies that are considered to have a historical record of above-average growth rate, significant growth potential, above-average earnings growth or value, the ability to sustain earnings growth, or that offer proven or unusual products or services, or operate in industries experiencing increasing demand. Growth stocks can be volatile for several reasons. Since the issuers of growth stocks usually reinvest a high portion of earnings in their own business, growth stocks may lack the dividend yield associated with value stocks that can cushion total return in a bear market. Also, growth stocks normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often decline more than other stocks. However, the market frequently rewards growth stocks with price increases when expectations are met or exceeded.

Model Risk. A subadviser’s investment models may not adequately take into account certain factors and may result in the Portfolio having a lower return than if the Portfolio were managed using another model or investment strategy. Models may depend heavily on the accuracy and reliability of historical data that is supplied by third parties or other external sources. When a model or data used in managing the Portfolio contains an error, or is incorrect or incomplete, any investment decision made in reliance on the model or data may not produce the desired results and the Portfolio may realize losses. In addition, the investment models used by a subadviser to evaluate securities or securities markets are based on certain assumptions concerning the interplay of market factors. The markets or the prices of individual securities may be affected by factors not foreseen in developing the models.

“Passively Managed” Strategy Risk. A Portfolio or Underlying Portfolio following a passively managed strategy will not deviate from its investment strategy. In most cases, it may involve a passively managed strategy utilized to achieve investment results that correspond to a particular market index. Such a Portfolio or Underlying Portfolio will not sell stocks in its portfolio and buy different stocks for other reasons, even if there are adverse developments concerning a particular stock, company or industry. There can be no assurance that the strategy will be successful.

GLOSSARY

Securities Selection Risk. A strategy used by a Portfolio, or individual securities selected by SunAmerica or the subadviser, may fail to produce the intended return.

Value Investing Risk. A “Value” philosophy is a strategy of investing in securities that are believed to be undervalued in the market. It often reflects a contrarian approach in that the potential for superior relative performance is believed to be highest when fundamentally solid companies are out of favor. The selection criteria is generally calculated to identify stocks of companies with solid financial strength that have low price-earnings ratios and have generally been overlooked by the market, or companies undervalued within an industry or market capitalization category. The subadviser’s judgment, or sub-subadviser’s methodology indication, as applicable, that a particular security is undervalued in relation to the company’s fundamental economic value may prove incorrect.

Master Limited Partnerships (“MLPs”) Risk. MLPs are companies in which ownership interests are publicly traded. MLPs often own several properties or businesses (or directly own interests) that are related to real estate development and oil and gas industries, but they also may finance motion pictures, research and development and other projects. Generally, a MLP is operated under the supervision of one or more managing general partners. Limited partners (including a Portfolio if it invests in a MLP) are not involved in the day-to-day management of the partnership. They are allocated income and capital gains associated with the partnership project in accordance with the terms established in the partnership agreement. The value of MLPs fluctuate based on prevailing market conditions and the success of the MLP. In addition, unlike owners of common stock of a corporation, owners of common units have limited voting rights and have no ability to annually elect directors. In the event of liquidation, common units have preference over subordinated units, but not over debt or preferred units, to the remaining assets of the MLP.

Non-Diversification Risk (SA Fidelity Institutional AM® Real Estate Portfolio, SA Janus Focused Growth Portfolio and SA MFS Large Cap Growth Portfolio). Certain Portfolios are organized as “non-diversified” Portfolios. A non-diversified Portfolio may invest a larger portion of its assets in the stocks of a single company than a diversified fund, and thus can concentrate in a smaller number of issuers. A Portfolio’s risk is increased because the effect the performance of each security on the Portfolio’s overall performance is greater.

Non-Hedging Foreign Currency Trading Risk. A Portfolio may engage in forward foreign currency transactions for speculative purposes. A Portfolio may purchase or sell foreign currencies through the use of forward contracts based on the subadviser’s judgment regarding the direction of the market for a particular foreign currency or currencies. In pursuing this strategy, the subadviser seeks to profit from anticipated movements in currency rates by establishing “long” and/or “short” positions in forward contracts on various foreign currencies. Foreign exchange rates can be extremely volatile and a variance in the degree of volatility of the market or in the direction of the market from the subadviser’s expectations may produce significant losses for the Portfolio. Some of the transactions may also be subject to interest rate risk.

Risk of Conflict with Insurance Company Interests – Risk Management. Managing a Portfolio’s risks relative to its benchmark index may reduce the risks and hedging costs assumed by the insurance company that sponsors your Variable Contract. This facilitates the insurance company’s ability to provide guaranteed benefits. These guarantees are optional and may not be associated with your Variable Contract. While the interests of a Portfolio’s shareholders and the affiliated insurance companies providing these guaranteed benefits are generally aligned, the affiliated insurance companies (and SunAmerica by virtue of its affiliation with the insurance companies) may face potential conflicts of interest. In particular, certain aspects of a Portfolio’s investment strategy may have the effect of mitigating the financial risks to which the affiliated insurance companies are subject as a result of providing

GLOSSARY

those guaranteed benefits and the hedging costs associated with providing such benefits. In addition, a Portfolio’s performance may be lower than similar portfolios that do not employ the same risk management constraints.

Roll Transactions Risk. Roll transactions involve the sale of mortgage or other asset-backed securities with the commitment to purchase substantially similar (same type, coupon and maturity) but not identical securities on a specified future date. Roll transactions involve certain risks, including the following: if the broker-dealer to whom a Portfolio sells the security becomes insolvent, the Portfolio’s right to purchase or repurchase the security subject to the dollar roll may be restricted and the instrument that the Portfolio is required to repurchase may be worth less than an instrument that the Portfolio originally held. Successful use of roll transactions will depend upon the adviser/subadviser’s ability to predict correctly interest rates and, in the case of mortgage dollar rolls, mortgage prepayments. For these reasons, there is no assurance that dollar rolls can be successfully employed.

Sector Risk. Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As a Portfolio allocates more of its portfolio holdings to a particular sector, the Portfolio’s performance will be more susceptible to any economic, business or other developments which generally affect that sector.

Real Estate Industry Risk. Risks include declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, fluctuations in rental income, changes in neighborhood values, changes in the appeal of properties to tenants and increases in interest rates. A Portfolio also could be subject to the risks of direct ownership as a result of a default on a debt security it may own. If a Portfolio has rental income or income from the disposition of real property, the receipt of such income may adversely affect its ability to retain its tax status as a regulated investment company. In addition, REITs are dependent upon management skill, may not be diversified and are subject to project financing risks. Such trusts are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the “Code”), and to maintain exemption from registration under the 1940 Act. REITs may be leveraged, which increases risk.

Technology Sector Risk. There are numerous risks and uncertainties involved in investing in the technology sector. Historically, the price of securities in this sector have tended to be volatile. A Portfolio that invests primarily in technology-related issuers bears an additional risk that economic events may affect a substantial portion of the Portfolio’s investments. In addition, at times equity securities of technology-related issuers may underperform relative to other sectors. The technology sector includes companies from various industries, including computer hardware, software, semiconductors, telecommunications, electronics, aerospace and defense, health care equipment and biotechnology, among others.

GLOSSARY

Real Estate Investment Trusts Risk. REITs are trusts that invest primarily in commercial real estate, residential real estate or real estate related loans. The value of an interest in a REIT may be affected by the value and the cash flows of the properties owned or the quality of the mortgages held by the REIT. The performance of a REIT depends on current economic conditions and the types of real property in which it invests and how well the property is managed. If a REIT concentrates its investments in a geographic region or property type, changes in underlying real estate values may have an exaggerated effect on the value of the REIT.

Repurchase Agreements Risk. Repurchase agreements are agreements in which the seller of a security to a Portfolio agrees to repurchase that security from a Portfolio at a mutually agreed upon price and date. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause a Portfolio’s income and the value of a Portfolio to decline.

Short Sales Risk. Short sales involve the selling of a security which a Portfolio does not own in anticipation of a decline in the market value of the security. In such transactions, a Portfolio borrows the security for delivery to the buyer and must eventually replace the borrowed security for return to the lender. A Portfolio bears the risk that the price at the time of replacement may be greater than the price at which the security was sold. Short sales by a Portfolio involve certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from a purchase of a security, because losses from short sales are potentially unlimited, whereas losses from purchases can be no greater than the total amount invested. When a Portfolio sells futures contracts, it is exposed to the risks associated with short sales, including sudden and unlimited losses. Certain Portfolios are not required to make short sales “against the box.” A short sale is “against the box” to the extent that a Portfolio contemporaneously owns, or has the right to obtain without payment, securities identical to those sold short.

When-Issued Securities, Delayed Delivery and Forward Commitment Transactions Risk. A Portfolio may purchase or sell when-issued securities that have been authorized but not yet issued in the market. A firm commitment is a buy order for delayed delivery in which a Portfolio agrees to purchase a security from a seller at a future date, stated price, and fixed yield. The agreement binds the seller as to delivery and binds the purchaser as to acceptance of delivery. In addition, a Portfolio may purchase or sell securities on a forward commitment basis. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. A Portfolio may engage in when-issued or forward commitment transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. There is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, a Portfolio may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Settlement Risk. Investments purchased on an extended-settlement basis, such as when-issued, forward commitment or delayed-delivery transactions, involve a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on an extended-settlement basis involves the risk that the value of the securities sold may increase before the settlement date.

U.S. Government Obligations Risk. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government;

GLOSSARY

the securities may be supported only by the ability to borrow from the U.S. Treasury or by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.

Treasury Inflation-Protected Securities (“TIPS”) are U.S. Treasury securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on TIPS is fixed at issuance, but over the life of the bond this interest may be paid on an increasing or decreasing principal value that has been adjusted for inflation. Although repayment of the original bond principal upon maturity is guaranteed, the market value of TIPS is not guaranteed, and will fluctuate.

About the Indices

Unlike mutual funds, the indices do not incur expenses. If expenses were deducted, the actual returns of the indices would be lower.

The Bloomberg U.S. Aggregate Bond Index combines several fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

The Bloomberg U.S. Government/Credit Index is a broad-based flagship benchmark that measures the non-securitized component of the US Aggregate Index. It includes investment grade, U.S. dollar-denominated, fixed-rate Treasuries, government-related and corporate securities.

The FTSE NAREIT Equity REITs Index is designed to present investors with a comprehensive family of REIT performance indexes that spans the commercial real estate space across the US economy. The index series provides investors with exposure to all investment and property sectors. In addition, the more narrowly focused property sector and sub-sector indexes provide the facility to concentrate commercial real estate exposure in more selected markets.

GLOSSARY

The ICE BofA US High Yield Index tracks the performance of below investment grade U.S. dollar-denominated corporate bonds publicly issued in the US domestic market.

The MSCI ACWI ex USA Index (net)* captures large and mid-cap representation across 22 of 23 developed markets countries (excluding the US) and 24 emerging markets countries. The index covers approximately 85% of the global equity opportunity set outside the US.

The MSCI EAFE® Index (net)* is an equity index which captures large and mid-cap representation across developed market countries, excluding the U.S. and Canada. The MSCI EAFE® Index consists of the following 21 developed market countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.

The MSCI EAFE Value Index (net)* is a subset of the MSCI EAFE Index, and constituents of the index include securities from Europe, Australasia and the Far East. The value investment style characteristics for index construction are defined using three variables: book value to price, 12-month forward earnings to price and dividend yield.

The MSCI Emerging Markets IndexSM (net)* measures the performance of companies representative of the market structure of approximately 24 emerging market economies. The index covers approximately 85% of the free float-adjusted market capitalization in each country.

The MSCI World IndexSM (net)* measures the performance of companies representative of the market structure of 23 developed market countries in North America, Europe and Asia/Pacific regions.

The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values.

The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 93% of the total market capitalization of the Russell 3000® Index.

The Russell 1000® Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 companies with lower price-to-book ratios and lower expected growth values.

The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index and is widely recognized as representative of small-cap stocks.

The Russell 2000® Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

The Russell 2500® Value Index measures the performance of small to mid-cap value segment of the U.S. equity universe. It includes Russell 2500 companies with lower price-to-book ratios and lower forecasted growth values.

The Russell 3000® Index is an unmanaged index which measures the performance of the 3,000 largest U.S. companies based on total market capitalization which represents approximately 97% of the U.S. equity market.

The Russell Midcap® Growth Index measures the performance of those Russell Midcap® companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000® Growth Index.

GLOSSARY

The S&P 500® Index tracks the common stock performance of 500 large-capitalization companies publicly traded in the United States. S&P Style Indices divide the complete market capitalization of each parent index into growth and value segments. The constituents for the growth and value segments are drawn from the S&P 500® Index. A stock can be in both the growth and value segments.

The S&P MidCap 400® Index is an index of the stocks of 400 domestic stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock’s percentage in the Index in proportion to its market value.

*

The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to non-resident individuals who do not benefit from double taxation treaties.

MANAGEMENT

Information about the Investment Adviser and Manager

SunAmerica serves as investment adviser and manager for all the Portfolios of the Trust. SunAmerica selects the subadvisers for the Portfolios, manages the investments for certain Portfolios, oversees the subadvisers’ management of certain Portfolios, provides various administrative services and supervises the daily business affairs of each Portfolio. SunAmerica, located at 30 Hudson Street, 16th Floor, Jersey City, New Jersey 07302, is a limited liability company organized under the laws of Delaware, and managed, advised or administered assets in excess of $[72.49] billion as of January 31, 2025. SunAmerica is an indirect, wholly-owned subsidiary of Corebridge Financial, Inc. (“Corebridge”).

SunAmerica has received an exemptive order from the SEC that permits SunAmerica, subject to certain conditions, to enter into subadvisory agreements relating to the Portfolios with unaffiliated subadvisers approved by the Board without obtaining shareholder approval. The exemptive order also permits SunAmerica, subject to the approval of the Board but without shareholder approval, to employ unaffiliated subadvisers for new or existing portfolios, change the terms of subadvisory agreements with unaffiliated subadvisers or continue the employment of existing unaffiliated subadvisers after events that would otherwise cause an automatic termination of a subadvisory agreement. Shareholders will be notified of any changes that are made pursuant to the exemptive order within 60 days of hiring a new subadviser or making a material change to an existing subadvisory agreement. The order also permits the Portfolios to disclose fees paid to subadvisers on an aggregate, rather than individual, basis. In addition, pursuant to no-action relief, the SEC staff has extended multi-manager relief to any affiliated subadviser, provided certain conditions are met. The Portfolios’ shareholders have approved the Portfolios’ reliance on the no-action relief. SunAmerica will determine if and when a Portfolio should rely on the no-action relief.

SunAmerica may terminate any subadvisory agreement with a subadviser without shareholder approval.

A discussion regarding the basis for the Board’s approval of investment advisory agreements for the Portfolios is available in the Trust’s Annual Report to shareholders for the period ended January 31, 2024. In addition to serving as investment adviser and manager of the Trust, SunAmerica serves as adviser, manager and/or administrator for the series of each of Seasons Series Trust and VALIC Company I.

Management Fee. For the fiscal year ended January 31, 2025, each Portfolio paid SunAmerica a fee, before any advisory fee waivers, equal to the following percentage of average daily net assets:

Portfolio	Fee
SA AB Growth Portfolio	[	]%
SA AB Small & Mid Cap Value Portfolio	[	]%
SA Fidelity Institutional AM® International Growth Portfolio	[	]%
SA Fidelity Institutional AM® Real Estate Portfolio	[	]%
SA Franklin BW U.S. Large Cap Value Portfolio	[	]%
SA Franklin Small Company Value Portfolio[1]	[	]%
SA Franklin Systematic U.S. Large Cap Core Portfolio	[	]%
SA Franklin Systematic U.S. Large Cap Value Portfolio	[	]%
SA Invesco Growth Opportunities Portfolio	[	]%
SA Janus Focused Growth Portfolio	[	]%
SA JPMorgan Emerging Markets Portfolio	[	]%
SA JPMorgan Equity-Income Portfolio	[	]%
SA JPMorgan Mid-Cap Growth Portfolio	[	]%
SA JPMorgan Ultra-Short Bond Portfolio	[	]%
SA MFS Large Cap Growth Portfolio (formerly, SA MFS Blue Chip Growth Portfolio)	[	]%
SA PIMCO RAE International Value Portfolio	[	]%
SA PineBridge High-Yield Bond Portfolio	[	]%
SA Putnam International Value Portfolio (formerly, SA Putnam International Growth and Income Portfolio)[2]	[	]%

[1]

The Adviser has voluntarily agreed, through April 30, 2025, to waive its advisory fee under the Investment Advisory and Management Agreement with respect to SA Franklin Small Company Value Portfolio so that the advisory fee payable by the Portfolio, after taking into account a separate Advisory Fee Waiver Agreement with respect to the Portfolio, is equal to 0.90% of the Portfolio’s average daily net assets on the first $200 million, 0.82% of the Portfolio’s average daily net assets on the next $300 million, and 0.80% of the Portfolio’s average daily net assets thereafter.

[2]	The Adviser has voluntarily agreed, until further notice, to waive 0.05% of the investment advisory fees for the SA Putnam International Value Portfolio.

MANAGEMENT

Pursuant to an Expense Limitation Agreement, SunAmerica has contractually agreed to waive its fees and/or reimburse the expenses of certain Portfolios through April 30, 2026 so that the Portfolios’ Total Annual Portfolio Operating Expenses do not exceed the limits set forth in the agreement.

For purposes of the Expense Limitation Agreement, “Total Annual Portfolio Operating Expenses” do not include extraordinary expenses (i.e., expenses unusual in nature and infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Trust’s business on behalf of the Portfolio. Any waivers and/or reimbursements made by SunAmerica with respect to each Portfolio are subject to recoupment from the Portfolio within two years after the occurrence of the waiver and/or reimbursement, provided that the recoupment does not cause the expense ratio of the applicable share class of the Portfolio to exceed the lesser of (a) the expense limitation in effect at the time the waivers and/or reimbursements occurred, or (b) the current expense limitation of that share class. Each agreement may be modified or discontinued prior to April 30, 2025, only with the approval of the Board of the Trust, including a majority of the trustees who are not “interested persons” of the Trust as defined in the 1940 Act.

Commission Recapture Program. Through expense offset arrangements resulting from broker commission recapture, a portion of certain Portfolios’ “Other Expenses” have been reduced. The “Other Expenses” shown in the Portfolios’ Annual Portfolio Operating Expenses table in the Portfolio Summaries do not take into account this expense reduction and are, therefore, higher than the actual expenses of these Portfolios. Each Portfolio, other than the SA Franklin Small Company Value, SA Franklin Systematic U.S. Large Cap Core Portfolio, SA Franklin Systematic U.S. Large Cap Value Portfolio, SA JPMorgan Ultra-Short Bond, SA MFS Blue Chip, SA PIMCO RAE International Value, SA PineBridge High-Yield Bond, SA Putnam International Growth and Income, and SA T. Rowe Price Asset Allocation Growth, participated in the commission recapture program for the period ended January 31, 2025.

Acquired Fund Fees And Expenses. Acquired fund fees and expenses include fees and expenses incurred indirectly by a Portfolio as a result of investment in shares of one or more mutual funds, hedge funds, private equity funds or pooled investment vehicles. The fees and expenses will vary based on the Portfolio’s allocation of assets to, and the annualized net expenses of, the particular acquired fund.

MANAGEMENT

Information about the Subadvisers

The investment manager(s) and/or management team(s) that have primary responsibility for the day-to-day management of the Portfolios are set forth herein. Unless otherwise noted, a management team’s members share responsibility in making investment decisions on behalf of a Portfolio and no team member is limited in his/her role with respect to the management team.

SunAmerica compensates the various subadvisers out of the advisory fees that it receives from the respective Portfolios. SunAmerica may terminate any agreement with a subadviser without shareholder approval.

A discussion regarding the basis for the Board’s approval of subadvisory agreements for the Portfolios is available in the Trust’s Annual Report to shareholders for the period ended January 31, 2025.

The Statement of Additional Information provides information regarding the portfolio managers listed in this Prospectus, including other accounts they manage, their ownership interest in the Portfolio(s) that they serve as portfolio manager, and the structure and method used by the adviser/subadviser to determine their compensation.

AllianceBernstein L.P. (AllianceBernstein) is a Delaware limited partnership with principal offices at 501 Commerce Street, Nashville, TN 37203. AllianceBernstein is a leading global investment management firm. AllianceBernstein provides management services for many of the largest U.S. public and private employee benefit plans, endowments, foundations, public employee retirement funds, banks, insurance companies and high net worth individuals worldwide. AllianceBernstein is also one of the largest mutual fund sponsors, with a diverse family of globally distributed mutual fund portfolios. As of January 31, 2025, AllianceBernstein had approximately $[ ] billion in assets under management.

AllianceBernstein does business in certain circumstances, including its role as subadviser to the SA AB Small & Mid Cap Value Portfolio of the Trust, using the name Bernstein Value Equities, a unit of AllianceBernstein.

The SA AB Growth Portfolio is managed by John H. Fogarty and Vinay Thapar. Mr. Fogarty, Senior Vice President, has been Team Leader of U.S. Mid Cap Fundamental Growth since 2008. Mr. Fogarty joined the U.S. Growth team in 2009 as a portfolio manager for the U.S. Growth and U.S. Growth and Income services. In 2012, Mr. Fogarty became a portfolio manager for U.S. Large Cap Growth. Mr. Fogarty rejoined AllianceBernstein in 2007 as a fundamental growth research analyst. Mr. Thapar, Senior Vice President, joined AllianceBernstein in 2011. Mr. Thapar has been a member of the U.S. Growth team for six years as a healthcare analyst. Messrs. Fogarty and Thapar hold the Chartered Financial Analyst (CFA) designation.

The SA AB Small & Mid Cap Value Portfolio is managed by AllianceBernstein’s North America Value Investment Policy Group, which is comprised of James MacGregor and Erik Turenchalk. Mr. MacGregor joined AllianceBernstein in 1998 and is currently the Chief Investment Officer for Small & Mid-Cap Value Equities. Mr. Turenchalk joined AllianceBernstein in 1999 and is currently the Portfolio Manager for Small and Mid-Cap Value Equities.

Brandywine Global Investment Management, LLC (Brandywine) is located at 1735 Market Street, Suite 1800, Philadelphia, Pennsylvania 19103. Brandywine acts as adviser or subadviser primarily to individuals, public funds, corporations, pension and profit sharing plans, Taft-Hartley Plans, endowments and foundations, as well as to other investment company portfolios. As of January 31, 2025, Brandywine’s total assets under management were approximately $[ ] Billion (including non-discretionary accounts). Brandywine is an indirect wholly-owned subsidiary of Franklin Resources, Inc. (referred to as Franklin Templeton).

The SA Franklin BW U.S. Large Cap Value Portfolio is managed by Henry F. Otto, Steven M. Tonkovich and Joseph J. Kirby. Mr. Otto, Managing Director and Portfolio Manager, joined Brandywine in 1988. Prior to joining the firm, Mr. Otto was with Dimensional Fund Advisors, Inc., where he managed and traded small cap portfolios and developed computer systems to structure portfolios and

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analyze performance. Mr. Otto is a member of the firm’s executive board. Mr. Tonkovich, Managing Director and Portfolio Manager, joined Brandywine in 1989. Prior to joining the firm, Mr. Tonkovich was with the Wharton School of the University of Pennsylvania as a research analyst in the Finance Department and the Moore School of Electrical Engineering of the University of Pennsylvania as a research assistant. He is also a member of the firm’s executive board. Mr. Kirby, Portfolio Manager, joined Brandywine in 1994. Prior to joining the firm, Mr. Kirby was with CoreStates Financial Corporation as an auditor.

FIAM LLC (FIAM) has its principal offices at 900 Salem Street, Smithfield, RI 02917. FIAM manages approximately $[ ] billion in assets worldwide as of January 31, 2025. FIAM is an indirectly-held subsidiary of FMR LLC.

The SA Fidelity Institutional AM® International Growth Portfolio is managed by Sammy Simnegar. Mr. Simnegar is Portfolio Manager of the Portfolio, which he has managed since May 2019. He also manages other funds. Since joining FIAM in 1998, Mr. Simnegar has worked as an equity research analyst and portfolio manager.

The SA Fidelity Institutional AM® Real Estate Portfolio is managed by Samuel Wald, CFA. Mr. Wald is Portfolio Manager of the Portfolio, which he has managed since October 2013. He also manages other REIT portfolios. Since joining FIAM in 1996, Mr. Wald has worked as a research analyst and portfolio manager.

Franklin Advisers, Inc. (Franklin) is a California corporation with its principal offices at One Franklin Parkway, San Mateo, California 94403-1906. It is a wholly-owned subsidiary of Franklin Resources, Inc. (referred to as Franklin Templeton), a publicly owned company engaged in the financial services industry through its subsidiaries. As of January 31, 2025, Franklin Templeton managed approximately $[ ] trillion in assets composed of mutual funds and other investment vehicles for individuals, institutions, pension plans, trusts and partnerships in 128 countries.

The SA Franklin Systematic U.S. Large Cap Value Portfolio and SA Franklin Systematic U.S. Large Cap Core Portfolio are managed by Dr. Chandra Seethamraju and Sundaram Chettiappan, CFA. Dr. Chandra Seethamraju is Head of Systematic Strategies Portfolio Management at Franklin Templeton Investment Solutions. His primary responsibilities include smart beta, style premia and risk mitigation strategies. He led the research behind the factor models for the Franklin LibertyQ ETFs and The Franklin Liberty Style Premia ETF. He is the lead portfolio manager on style premia products (ETF and UCITS) and the Franklin Core Equity Funds which employ a smart beta approach in US, EAFE, EM and Canadian equities. He is also co-portfolio manager for smart beta portfolios for large institutional clients. Chandra was a senior member of the firm’s Global Tactical Asset Allocation (GTAA) investment research team specifically focusing on the Global Equity Value and Momentum strategies. Prior to joining Franklin Templeton in 2013, Chandra was involved with GTAA strategies as well as quantitative, active equity stock selection strategies for a major US asset management firm. He also spent 6 years as an assistant professor at Olin Business School, Washington University in Saint Louis focusing on academic equity research. His academic background is steeped in quantitative problem solving. He earned his PhD in business administration with a focus on accounting from NYU’s Stern School of Business. His PhD was focused on intangible financial research such as the gap between market value and accounting value and the value of trademarks. He earned his MBA in finance from Drexel University and a bachelor’s degree in commerce from Osmania University in Hyderabad, India.

Sundaram Chettiappan is a portfolio manager for Franklin Templeton Investment Solutions. He supports portfolio management, and design and development of Systematic Equity strategies. Mr. Chettiappan is a co-portfolio manager on Franklin Core Equity Funds, which employ a systematic equity approach in the US, EAFE, EM and

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Canada Equities space. He is also a co-portfolio manager for systematic equity portfolios for large institutional clients and the style premia products (ETF and UCITS). Prior to joining Franklin Templeton Investments in 2018, Mr. Chettiappan worked at Balyasny Asset Management where he was a senior quantitative researcher building deep fundamental sector-based long/short models within the systematic strategies group. Prior to that he spent 12 years at McKinley Capital Management working on multi-factor alpha modeling and portfolio construction for systematic strategies covering Global and Non-US equities including managing an Emerging Markets equity portfolio systematically for seven years using quantitative equity factors. He entered the financial services industry in 2006. Mr. Chettiappan holds a bachelor of engineering computer sciences and engineering degree from College of Engineering Guindy, Anna University and a master’s degree in quantitative and computational finance from Georgia Institute of Technology. He also holds the Chartered Financial Analyst (CFA) designation.

Franklin Mutual Advisers, LLC (FMA) is a Delaware limited liability company located at 101 John F. Kennedy Parkway, Short Hills, NJ 07078. FMA is a wholly-owned subsidiary of Franklin Templeton.

The SA Franklin Small Company Value Portfolio is managed by Steven B. Raineri, the lead portfolio manager, Christopher M. Meeker, CFA and Nicholas Karzon, CFA. Mr. Raineri is a Senior Vice-President/Lead Portfolio Manager for Franklin Mutual Series. He is the lead manager for the Franklin Small Cap Value Fund. Mr. Raineri has more than 28 years of experience in the investment industry. Prior to joining Franklin Templeton in 2005, Mr. Raineri worked for WoodAllen Capital Management, Dresdner Kleinwort Wasserstein and Gabelli & Company. He also served as a business valuation consultant for Arthur Andersen and J&W Seligman Valuations. Mr. Raineri holds a B.B.A. in finance from the City University of New York’s Bernard Baruch College and an M.B.A. in finance from Fordham University.

Christopher Meeker is a Vice President, Portfolio Manager and Research Analyst for Franklin Mutual Series. He is a portfolio manager for the Franklin Small Cap Value Fund. His research coverage includes the industrials and materials sectors. He joined Franklin Templeton in September 2012 as a research analyst with the Franklin Equity Group’s U.S. Value team. Mr. Meeker has 24 years of experience in the financial services industry including 19 as a value focused equity research analyst covering multiple industry sectors, market capitalizations and geographies. Prior to joining Franklin Templeton, Mr. Meeker worked as a senior analyst at

Federated Global Investment Management with a focus on the international markets and coverage of the industrials, consumer and technology sectors. While at Federated, Mr. Meeker helped support the firm’s flagship international value fund, Federated International Leaders. Mr. Meeker also has prior investment experience at Farr, Miller & Washington LLC, a boutique asset manager that employed a long-term and ’private market value’ based investment process. Mr. Meeker was a principal, portfolio manager and research analyst at the firm and initiated and managed the firm’s small/mid cap strategy for six years. Prior to his buy-side work, Mr. Meeker spent six years as an investment banker with Houlihan Lokey Howard & Zukin, Inc. and AMT Capital Advisors, LLC specializing in M&A transactions and corporate valuation mandates. Mr. Meeker holds a B.A. in finance from Hobart College and is a Chartered Financial Analyst (CFA) charterholder.

Nick Karzon is a Vice President and a Portfolio Manager and Research Analyst for Franklin Mutual Series. He is an assistant portfolio manager for the Franklin Small Cap Value Fund. His research coverage includes US small-cap equities within the financial services, REIT and regulated utility sectors. He joined Franklin Templeton in April 2014. Prior to joining Franklin Templeton, Mr. Karzon worked as an equity research analyst with Credit Suisse in New York where he covered regional banks in the United States. Mr. Karzon holds a B.A. in economics from Yale University and is a Chartered Financial Analyst (CFA) charterholder.

Invesco Advisers, Inc. (Invesco) is located at 1331 Spring Street, N.W., Suite 2500, Atlanta, Georgia 30309. Invesco, as successor in interest to multiple investment advisers, has been an investment adviser since 1976. Today, Invesco advises or manages other investment portfolios that encompass a broad range of investment objectives. Invesco is an indirect wholly-owned subsidiary of Invesco Ltd., a publicly traded company that, through its subsidiaries, engages in the business of investment management on an international basis. As of January 31, 2025, Invesco Ltd. managed approximately $[ ] billion in assets, which includes Invesco Advisers, Inc.

The SA Invesco Growth Opportunities Portfolio is managed by Juan Hartsfield, CFA, Clay Manley, CFA, and Justin Sander, CFA. Mr. Hartsfield, Lead Portfolio Manager of Invesco, and Messrs. Manley and Sander, each a Portfolio Manager of Invesco, are responsible for the execution of the overall strategy of the Portfolio. Mr. Hartsfield has been associated with Invesco and/or its affiliates since 2004. Mr. Manley has been associated with Invesco and/or its affiliates since 2001. Mr. Sander has been associated with Invesco and/or its affiliates since 2013.

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Janus Henderson Investors US LLC (Janus) is a Delaware limited liability company with principal offices at 151 Detroit Street, Denver, Colorado 80206. Janus (together with its predecessors) has served as an investment adviser since 1969 and currently serves as investment adviser, or subadviser, to separately managed accounts, mutual funds, as well as commingled pools or private funds, and wrap fee accounts. Janus is an indirect subsidiary of Janus Henderson Group plc (“JHG”), a publicly-traded independent asset management firm, which was formed in May 2017 from the merger of Janus’ then-parent company, Janus Capital Group Inc., with Henderson Group plc. As of December 31, 2024, JHG had approximately $[ ] billion in assets under management.

The SA Janus Focused Growth Portfolio is managed by A. Douglas Rao, Brian Recht and Nick Schommer, CFA. Each is a Co-Portfolio Manager and shares responsibility for the day-to-day management of the Portfolio, with no limitation on the authority of one co-portfolio manager in relation to the other. Mr. Rao is Executive Vice President and Co-Portfolio Manager of the Janus concentrated growth and concentrated all cap growth strategies, which he has managed since June 2013. Mr. Rao received his Bachelor of Arts degree in history from the University of Virginia and a Master of Business Administration degree from the University of California, Los Angeles. Mr. Recht is Co-Portfolio Manager of the Portfolio since March 2022. He is also a Portfolio Manager of other Janus accounts and performs duties as analyst. Mr. Recht joined Janus in 2015. He holds a Bachelor of Arts degree (summa cum laude) in Government from Dartmouth College where he was a member of Phi Beta Kappa. He also holds a Master of Business Administration degree from the Stanford Graduate School of Business and a Juris Doctorate from Stanford Law School. Mr. Schommer, CFA, is Executive Vice President and Co-Portfolio Manager at Janus and has co-managed the Portfolio since 2016. He also has co-managed the Concentrated Growth and Concentrated All Cap Growth strategies since 2016. Previous to his investment management career, Mr. Schommer was a captain in the United States Army and served in Iraq and

Kuwait. He was awarded the Bronze Star Medal for exceptionally distinguished service during Operation Iraqi Freedom. Mr. Schommer received his Bachelor of Science degree in Chemistry from the United States Military Academy at West Point, where he was recognized as a Distinguished Cadet and Phi Kappa Phi. He earned his Master of Business Administration degree from the University of California, Los Angeles, Anderson School of Management, where he was a Student Investment Fund Fellow. Mr. Schommer holds the Chartered Financial Analyst designation.

J.P. Morgan Investment Management Inc. (JPMorgan) is a Delaware corporation and is an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. JPMorgan is located at 383 Madison Avenue, New York, NY 10179. JPMorgan provides investment advisory services to a substantial number of institutional and other investors, including other registered investment advisers. As of December 31, 2024, JPMorgan together with its affiliated companies had approximately $[ ] trillion in assets under management.

The SA JPMorgan Emerging Markets Portfolio utilizes a team-based approach and is managed by Joyce Weng, CFA, Anuj Arora and Harold Yu, CFA. Ms. Weng, an Executive Director and CFA charterholder, is the Lead Portfolio Manager for the Portfolio. An employee since 2010, she was on the U.S. Equity Behavioral Finance team from 2010 to 2011. Mr. Arora, a Managing Director, is Head of the Emerging Market and Asia Pacific (EMAP) Equities team based in London. Prior to this, he headed the Global Emerging Markets Core team which manages over $30 billion across multiple investment strategies. Mr. Arora leads asset allocation and risk management work and, since 2015, has also chaired Asset Management’s Quantitative Council, a forum for quantitative investors and analysts across asset classes. Prior to joining the firm in 2006, he was an analyst for Mesirow Financial. He holds an M.S. in Finance from the Illinois Institute of Technology. Mr. Yu, CFA, an Executive Director, is Portfolio Manager for the GEM Diversified Equity Plus and GEM Diversified strategies within the Emerging Markets and Asia Pacific (EMAP) Equities team based in London. Prior to this he was a product analyst covering the GEM Core strategies. He joined the team in February 2014 from Aviva Investors, where he worked in equity derivatives. Mr. Yu obtained a B.A. in Mathematics and Economics from Grinnell College in 2011 and M.Eng. in Financial Engineering from Cornell in 2013. He holds the FRM designation and is a CFA charterholder.

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The SA JPMorgan Equity-Income Portfolio is managed by Andrew Brandon, Managing Director of JPMorgan, and David Silberman, Managing Director of JPMorgan. As portfolio managers, Messrs. Brandon and Silberman share authority in the day-to-day management of the Portfolio. An employee of JPMorgan since 2000, Mr. Brandon has been an investment analyst in JPMorgan’s U.S. Equity Group since 2004. He is a CFA charterholder. An employee since 1989, Mr. Silberman assumed his current role in 2019. Prior to his current role, Mr. Silberman was the Head of the JPMorgan’s Equity Investment Director and Corporate Governance teams globally and the lead U.S. Equity Investment Director since 2008.

The SA JPMorgan Mid-Cap Growth Portfolio is managed by Felise L. Agranoff, Managing Director of JPMorgan and a CFA charterholder, and Daniel Bloomgarden, Managing Director of JPMorgan and a CFA charterholder. Ms. Agranoff, managing director, is a portfolio manager within the U.S. Equity Group. An employee since 2004, she is a portfolio manager for the J.P. Morgan Growth Advantage, Mid Cap Growth, Equity Focus and Mid Cap Equity Strategies. As a research analyst for the growth team Ms. Agranoff covered industrials, financials and business services. She obtained a B.S. in Finance and Accounting from the McIntire School of Commerce at the University of Virginia. She is a member of the CFA Institute and a CFA charterholder. Mr. Bloomgarden, managing director, is a portfolio manager and research analyst within the U.S. Equity Group. An employee since 2015, Mr. Bloomgarden leads consumer sector coverage for the J.P. Morgan Mid Cap Growth and Small Cap Growth Strategies and is a co-portfolio manager for the Mid Cap Growth and Mid Cap Equity Strategies. Prior to joining the firm, he was a senior analyst at Schroders and AllianceBernstein covering consumer/retail. Mr. Bloomgarden also worked at Sigma Capital and at the Merrill Lynch Proprietary Trading Group, focusing on the mid and small cap consumer space. He obtained an M.B.A from the University of Michigan and an undergraduate degree from SUNY Albany. He is a member of the CFA Institute and a CFA charterholder

The SA JPMorgan Ultra-Short Bond Portfolio is managed by James McNerny and Karl Lohninger. Mr. McNerny is a portfolio manager within the Global Liquidity business. In this role, Mr. McNerny oversees managed reserves portfolios and is the lead portfolio manager for the JPMorgan Ultra-Short Income ETF (JPST). An employee since 2000, Mr. McNerny has previously served as a fixed income portfolio manager and product specialist in both London and New York, focusing on liquidity, short duration, broad market, extended market and total return products for clients throughout the EMEA and U.S. regions. Mr. McNerny began his career as an analyst at the firm. Mr. McNerny holds a B.S. in operations management from the University of Scranton and an M.S. in finance from London Business School and holds Series 3, 7 and 63 licenses. Mr. Lohninger is a portfolio manager and corporate credit trader within the Global Liquidity business. Mr. Lohninger has served as a portfolio manager since 2010. In recent years, Mr. Lohninger has shifted his focus to credit strategy, trade idea generation and execution for the desk. An employee since 2007, Mr. Lohninger has previously served in the firm’s Data Integrity Group. Prior to joining the firm, Mr. Lohninger was a senior mortgage loan officer at Key Bank. Mr. Lohninger holds a B.S. in economics and international business from Bloomsburg University and an M.B.A. in finance from Montclair State University. Mr. Lohninger is a CFA charterholder.

Massachusetts Financial Services Company (MFS®) is America’s oldest mutual fund organization. MFS® and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund, Massachusetts Investors Trust. MFS® is located at 111 Huntington Avenue, Boston, MA 02199. MFS® is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect majority-owned subsidiary of Sun Life Financial Inc. (a diversified financial services company). Net assets under the management of the MFS® organization were approximately $[ ] billion as of January 31, 2025. MFS® is a registered trademark of Massachusetts Financial Services Company.

The SA MFS Large Cap Growth Portfolio is managed by Matthew W. Krummell, James C. Fallon, Jonathan W. Sage and John E. Stocks. Mr. Krummell, Investment Officer and Lead Portfolio Manager, has been employed in the investment area of MFS since 2001. Mr. Fallon, Investment Officer, has been employed in the investment area of MFS since 1999. Mr. Sage, Investment Officer, has been employed in the investment area of MFS since 2000. Mr. Stocks, Investment Officer, has been employed in the investment area of MFS since 2001.

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Pacific Investment Management Company, LLC (PIMCO) provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. PIMCO manages $1.86 trillion in assets, including $[ ] trillion in third-party client assets, as of December 31, 2024. Assets include $[ ] billion (as of September 30, 2024) in assets managed by Prime Real Estate (formerly Allianz Real Estate), an affiliate and wholly-owned subsidiary of PIMCO and PIMCO Europe GmbH, that includes PIMCO Prime Real Estate GmbH, PIMCO Prime Real Estate LLC and their subsidiaries and affiliates. PIMCO Prime Real Estate LLC investment professionals provide investment management and other services as dual personnel through Pacific Investment Management Company LLC. PIMCO Prime Real Estate GmbH operates separately from PIMCO. PIMCO’s address is 650 Newport Center Drive, Newport Beach, CA 92660.

The SA PIMCO RAE International Value Portfolio is managed by Robert D. Arnott and Christopher J. Brightman, CFA.

Rob Arnott is founder and chairman of the board of Research Affiliates. Rob plays an active role in the firm’s research, portfolio management, product innovation, business strategy, and client-facing activities. He is a member of the Investment Committee and the Executive Committee of the board. With Chris Brightman, he is co-portfolio manager on the PIMCO All Asset and All Asset All Authority funds and the PIMCO RAE™ funds.

Over his career, Rob has endeavored to bridge the worlds of academic theorists and financial markets, challenging conventional wisdom and searching for solutions that add value for investors. He has pioneered several unconventional portfolio strategies that are now widely applied, including tactical asset allocation, global tactical asset allocation, tax-advantaged equity management, and the Fundamental Index™ approach to investing. His success in doing so has resulted in a reputation as one of the world’s most provocative practitioners and respected financial analysts.

In 2002, Rob founded Research Affiliates as a research-intensive asset management firm intent on delivering innovative and impactful products and insights.

Prior to establishing Research Affiliates, Rob was chair of First Quadrant, LP, which he built up from the former internal money manager for Crum & Forster into a highly regarded quantitative asset management firm. He also was global equity strategist at Salomon Brothers (now part of Citigroup), the founding president and CEO of TSA Capital Management (now part of Analytic Investors, LLC), and a vice president at The Boston Company.

Rob has published more than 150 articles in such publications as the Journal of Portfolio Management, Harvard Business Review, and Financial Analysts Journal, for whom he served as editor in chief from 2002 through 2006. Rob has received eight Graham and Dodd Scrolls, which are awarded annually by CFA Institute to the top Financial Analysts Journal articles of the year. He also has received four Bernstein Fabozzi/Jacobs Levy awards from the Journal of Portfolio Management. In 2013, Rob received the William F. Sharpe Indexing Lifetime Achievement Award. He is co-author of The Fundamental Index: A Better Way to Invest (Wiley 2008).

Rob received a BS summa cum laude in economics, applied mathematics, and computer science from the University of California, Santa Barbara.

Chris Brightman, as CEO, leads the firm by establishing its business strategy and policies to execute on its mission to be a leading source of insights and products transforming the global investment community for the benefit of investors. As CIO, Chris leads the investment teams and supervises research and development activities, provision of index strategies, and management of client portfolios. With Rob Arnott, he is co-portfolio manager on the PIMCO All Asset and All Asset All Authority funds and the PIMCO RAE™ funds. He is a member of the board of Research Affiliates.

Chris joined Research Affiliates in 2010 as the director of strategy and head of investment management, became CIO in 2014, and CEO in 2021. Chris has four decades of investment management experience in equities, fixed income, currency, and asset allocation. He has traded securities and derivatives, managed portfolios, supervised quantitative product development, and allocated assets to alternative investment strategies. He also has extensive organizational and people management expertise.

Before joining Research Affiliates in 2010, Chris was the chief executive officer of the University of Virginia Investment Management Company for five years and the chief investment officer of Strategic Investment Group for four years. He has also served as the board chair of The Investment Fund for Foundations (TIFF), director of global equity strategy at UBS Asset Management, senior portfolio manager at Brinson Partners, vice president and head of asset/liability management at Maryland National Bank, and associate national bank examiner at the Comptroller of the Currency.

Chris received a BS in finance from Virginia Tech and an MBA from Loyola University, Maryland. Chris holds the Chartered Financial Analyst® designation and is a member of CFA Institute and CFA Society Orange County. He serves on the board of the Virginia Tech Foundation.

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PineBridge Investments LLC (PineBridge) is a Delaware limited liability company located at Park Avenue Tower, 65 East 55th Street, New York, NY 10022. PineBridge is a wholly-owned subsidiary of PineBridge Investments Holdings US LLC, which is a wholly-owned subsidiary of PineBridge Investments, L.P., a company owned by Pacific Century Group, an Asia-based private investment group. Pacific Century Group is majority owned by Mr. Richard Li Tzar Kai. As of January 31, 2025, PineBridge managed approximately $[ ] billion in assets.

The SA PineBridge High-Yield Bond Portfolio is managed by John Yovanovic, CFA and Jeremy Burton, CFA. Mr. Yovanovic is Managing Director and Head of High Yield Portfolio Management for PineBridge. Mr. Yovanovic joined PineBridge in 2001. He became a Portfolio Manager of high yield bonds for PineBridge in September 2005. Mr. Burton joined the firm in 2004 and is a Portfolio Manager on PineBridge Investments’ Leveraged Finance team, where he is responsible for managing both high yield bond and leveraged loan portfolios. He previously served as a Credit Research Analyst and has covered a number of industries in the communications and consumer cyclical sectors.

Putnam Investment Management, LLC (Putnam) is a Delaware limited liability company with principal offices at 100 Federal Street, Boston, MA 02110. Putnam is a wholly owned subsidiary of Putnam U.S. Holdings I, LLC (“Putnam Holdings”). Putnam Holdings is owned through a series of wholly-owned subsidiaries by Franklin Resources, Inc. (referred to as Franklin Templeton). As of January 31, 2025, Putnam Holdings had approximately $[ ] billion in assets under management.

The SA Putnam International Value Portfolio is managed by Darren A. Jaroch, CFA and Lauren B. DeMore, CFA. Mr. Jaroch is a Portfolio Manager at Putnam and also manages other funds managed by Putnam or an affiliate. Mr. Jaroch joined Putnam in 1999 and has been in the investment industry since 1996. Ms. DeMore is a Portfolio Manager of Putnam’s U.S. large-cap value and international value strategies. Ms. DeMore joined Putnam in 2006 and has been in the investment industry since 2002.

T. Rowe Price Associates, Inc. (T. Rowe Price) is located at 100 East Pratt Street, Baltimore, MD 21202. T. Rowe Price provides investment management services to individual and institutional investors, and sponsors and serves as adviser and sub-adviser to registered investment companies, institutional separate accounts, and common trust funds. As of January 31, 2025, T. Rowe Price and its affiliates had approximately $[ ] trillion in assets under management and provided investment management services for more than 9 million individual and institutional investor accounts.

T. Rowe Price International Ltd. (TRPIL) is located at 60 Queen Victoria Street, London, United Kingdom. TRPIL is a UK corporation, organized in 2000 and a wholly owned subsidiary of T. Rowe Price. TRPIL is a registered investment adviser under the Investment Advisers Act of 1940 and is also authorized and regulated by the UK Financial Conduct Authority.

Information about the Distributor

Corebridge Capital Services, Inc. (the “Distributor”) (formerly, AIG Capital Services, Inc.) distributes each Portfolio’s shares and incurs the expenses of distributing the Portfolios’ shares under a Distribution Agreement with respect to the Portfolios, none of which are reimbursed by or paid for by the Portfolios. The Distributor is located at 30 Hudson Street, 16th Floor, Jersey City, NJ 07302.

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Custodian, Transfer and Dividend Paying Agent

State Street Bank and Trust Company, Boston, Massachusetts, acts as Custodian of the Trust’s assets. VALIC Retirement Services Company is the Trust’s Transfer and Dividend Paying Agent and in so doing performs certain bookkeeping, data processing and administrative services.

Shares of the Portfolios are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under Variable Contracts offered by life insurance companies affiliated with SunAmerica, the Trust’s investment adviser and manager. The term “Manager” as used in this Prospectus means either SunAmerica or other registered investment advisers that serve as subadvisers to the Trust, as the case may be. All shares of the Trust are owned by “Separate Accounts” of the life insurance companies, certain Portfolios of the Trust and certain series of Seasons Series Trust. If you would like to invest in a Portfolio, you must purchase a Variable Contract from one of the life insurance companies. The Trust offers three classes of shares: Class 1, Class 2 and Class 3 shares. This Prospectus offers all three classes of shares. Certain classes of shares are offered only to existing contract owners and are not available to new investors. In addition, not all Portfolios are available to all contract owners.

You should be aware that the Variable Contracts involve fees and expenses that are not described in this Prospectus, and that the contracts also may involve certain restrictions and limitations. You will find information about purchasing a Variable Contract and the Portfolios available to you in the prospectus that offers the Variable Contracts.

The Trust does not foresee a disadvantage to contract owners arising out of the fact that the Trust offers its shares for Variable Contracts through the various life insurance companies. Nevertheless, the Board intends to monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response. If such a conflict were to occur, one or more insurance company separate accounts might withdraw their investments in the Trust. This might force the Trust to sell portfolio securities at disadvantageous prices.

Service (12b-1) Plan

Class 2 and Class 3 shares of each Portfolio are subject to a Rule 12b-1 Plan that provides for service fees payable at the annual rate of up to 0.15% and 0.25%, respectively, of the average daily net assets of such class of shares. The service fees will be used to compensate the life insurance companies for costs associated with the servicing of either Class 2 or Class 3 shares, including the cost of reimbursing the life insurance companies for expenditures made to financial intermediaries for providing service to contract owners who are the indirect beneficial owners of the Portfolios’ Class 2 or Class 3 shares. Because these fees are paid out of each Portfolio’s Class 2 or Class 3 assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Transaction Policies

Valuation of shares. The net asset value per share (“NAV”) for each Portfolio and class is determined each business day at the close of regular trading on the New York Stock Exchange (generally 4:00 p.m., Eastern Time) by dividing the net assets of each class by the number of such class’s outstanding shares. The NAV for each Portfolio’s class of shares also may be calculated on any other day in which there is sufficient liquidity in the securities held by the Portfolio. As a result, the value of the Portfolio’s shares may change on days when you will not be able to purchase or redeem your shares. The value of the investments held by each Portfolio are determined by SunAmerica, as the “valuation designee”, pursuant to its valuation procedures. The Board of Trustees oversees the valuation designee and at least annually reviews its valuation policies and procedures.

Investments for which market quotations are readily available are valued at their market price as of the close of regular trading on the NYSE for the day, unless the market quotations are determined to be unreliable. Securities and other assets for which market quotations are unavailable or unreliable are valued by the valuation designee at fair value in accordance with valuation procedures. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds. In addition, there can be no assurance that fair value pricing will reflect actual market value and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security. Investments in registered

MANAGEMENT

investment companies that do not trade on an exchange are valued at the end of the day NAV. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. The prospectus for any such open-end funds should explain the circumstances under which these funds use fair value pricing and the effect of using fair value pricing.

As of the close of regular trading on the NYSE, securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation or if there is no sale on the day of valuation, at the last reported bid price. If a security’s price is available from more than one exchange, a Portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Portfolio’s shares, and a Portfolio may determine that certain closing prices do not reflect the fair value of a security. This determination will be based on a review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the valuation designee determines that closing prices do not reflect the fair value of the securities, the valuation designee will adjust the previous closing prices in accordance with pricing procedures to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE.

A Portfolio may also fair value securities in other situations, for example, when a particular foreign market is closed but the Portfolio is open. For foreign equity securities and foreign equity futures contracts, the Trust uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Because Class 2 and Class 3 shares are subject to service fees, while Class 1 shares are not, the NAV of the Class 2 or Class 3 shares will generally be lower than the NAV of the Class 1 shares of each Portfolio.

Certain of the Portfolios may invest to a large extent in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Trust does not price its shares. As a result, the value of these Portfolios’ securities may change on days when the Trust is not open for purchases or redemptions.

Buy and sell prices. The Separate Accounts, certain Portfolios of the Trust and certain series of Seasons Series Trust buy and sell shares of a Portfolio at NAV, without any sales or other charges. However, as discussed above, Class 2 and Class 3 shares are subject to service fees pursuant to a Rule 12b-1 plan.

Execution of requests. The Trust is open on those days when the NYSE is open for regular trading. Buy and sell requests are executed at the next NAV to be calculated after the request is accepted by the Trust. If the order is received and is in good order by the Trust, or the insurance company as its authorized agent, before the Trust’s close of business (generally 4:00 p.m., Eastern time), the order will receive that day’s closing price. If the order is received after that time, it will receive the next business day’s closing price.

Under the 1940 Act, a Portfolio may suspend the right of redemption or postpone the date of payment for more than seven days in the following unusual circumstances:

•	during any period in which the NYSE is closed other than customary weekend and holiday closings or during any period in which trading on the NYSE is deemed to be restricted;
•	during any period in which an emergency exists, as a result of which (i) it is not reasonably practicable for the Portfolio to dispose of securities owned by it or (ii) it is not reasonably practicable for the Portfolio to fairly determine the value of its net assets; or
•	during such other periods as the SEC may by order permit to protect Portfolio shareholders.

The SEC will determine the conditions under which trading shall be deemed to be restricted and the conditions under which an emergency shall be deemed to exist.

Your redemption proceeds typically will be sent within three business days after your request is submitted, but in any event, within seven days. Under normal circumstances, the Trust expects to meet redemption requests by using cash or cash equivalents in a Portfolio or by selling portfolio assets to generate cash. During periods of stressed market conditions, a Portfolio may be more likely to limit cash redemptions and may determine to pay redemption proceeds by borrowing under a line of credit.

ACCOUNT INFORMATION

Frequent Purchases and Redemptions of Shares

The Portfolios, which are offered only through Variable Contracts, are intended for long-term investment and not as frequent short-term trading (“market timing”) vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers or redemptions should not acquire Variable Contracts that relate to shares of the Portfolios.

The Board has adopted policies and procedures with respect to market timing activity as discussed below.

The Trust believes that market timing activity is not in the best interest of the Portfolios’ performance or their participants. Market timing can disrupt the ability of SunAmerica or a subadviser to invest assets in an orderly, long-term manner, which may have an adverse impact on the performance of a Portfolio. In addition, market timing may increase a Portfolio’s expenses through increased brokerage, transaction and administrative costs; forced and unplanned portfolio turnover; and large asset swings that decrease a Portfolio’s ability to provide maximum investment return to all participants. This in turn can have an adverse effect on Portfolio performance.

Since certain Portfolios invest significantly in foreign securities and/or high yield fixed income securities (“junk bonds”), they may be particularly vulnerable to market timing.

Market timing in Portfolios investing significantly in foreign securities may occur because of time zone differences between the foreign markets on which a Portfolio’s international portfolio securities trade and the time as of which the Portfolio’s NAV is calculated. Market timing in Portfolios investing significantly in junk bonds may occur if market prices are not readily available for a Portfolio’s junk bond holdings. Market timers may purchase shares of a Portfolio based on events occurring after foreign market closing prices are established but before calculation of the Portfolio’s NAV, or if they believe market prices for junk bonds are not accurately reflected by a Portfolio. One of the objectives of the Trust’s fair value pricing procedures is to minimize the possibilities of this type of market timing (see “Transaction Policies – Valuation of Shares”).

Although shares of the Portfolios may be held by other portfolios of the Trust and Seasons Series Trust, they are generally held through Separate Accounts. The ability of the Trust to monitor transfers made by the participants in Separate Accounts maintained by financial intermediaries is limited by the institutional nature of these omnibus accounts. The Board’s policy is that the Portfolios must rely on the Separate Accounts to both monitor market timing within a Portfolio and attempt to prevent it through their own policies and procedures.

The Trust has entered into agreements with the Separate Accounts that require the Separate Accounts to provide certain information to help identify frequent trading activity and to prohibit further purchases or exchanges by a shareholder identified as having engaged in frequent trades. In situations in which the Trust becomes aware of possible market timing activity, it will notify the Separate Account in order to help facilitate the enforcement of such entity’s market timing policies and procedures.

There is no guarantee that the Trust will be able to detect market timing activity or the participants engaged in such activity, or, if it is detected, to prevent its recurrence. Whether or not the Trust detects it, if market timing activity occurs, you may be subject to the disruptions and increased expenses discussed above. The Trust reserves the right, in its sole discretion and without prior notice, to reject or refuse purchase orders received from insurance company Separate Accounts, whether directly or by transfer, including orders that have been accepted by a financial intermediary, that the Trust determines not to be in the best interest of a Portfolio. Such rejections or refusals will be applied uniformly without exception.

Any restrictions or limitations imposed by the Separate Accounts may differ from those imposed by the Trust. Please review your Variable Contract prospectus for more information regarding the insurance company’s market timing policies and procedures, including any restrictions or limitations that the Separate Accounts may impose with respect to trades made through a Variable Contract. Please refer to the documents pertaining to your Variable Contract prospectus on how to direct investments in or redemptions from (including making transfers into or out of) the Portfolios and any fees that may apply.

Payments in Connection with Distribution

Certain life insurance companies affiliated with SunAmerica receive revenue sharing payments from SunAmerica and certain subadvisers in connection with certain administrative, marketing and other servicing activities, including payments to help offset costs for marketing activities and training to support sales of the Portfolios, as well as occasional gifts, entertainment or other compensation as incentives. Payments may be derived from 12b-1 (service) fees that are deducted directly from the assets of the Portfolios or from investment management fees received by SunAmerica or the subadvisers.

ACCOUNT INFORMATION

Portfolio Holdings

The Trust’s policies and procedures with respect to the disclosure of the Portfolios’ securities are described in the Statement of Additional Information.

Dividend Policies and Taxes

Distributions. Each Portfolio annually declares and distributes substantially all of its net investment income in the form of dividends. Distributions from net investment income and net realized gains, if any, are paid annually for all Portfolios.

Distribution Reinvestments. The dividends and distributions, if any, will be reinvested automatically in additional shares of the same Portfolio on which they were paid. The per share dividends on Class 2 and Class 3 shares will generally be lower than the per share dividends on Class 1 shares of the same Portfolio as a result of the fact that Class 2 and Class 3 shares are subject to service fees, while Class 1 shares are not.

Taxability of a Portfolio. Each Portfolio intends to qualify as a “regulated investment company” under the Code. As long as the Portfolio is qualified as a regulated investment company, it will not be subject to U.S. federal income tax on the earnings that it distributes to its shareholders.

The Portfolios that receive dividend income from U.S. sources will annually report certain amounts of their dividends paid as eligible for the dividends-received deduction, and the Portfolios incurring foreign taxes will elect to pass-through allowable foreign tax credits. These reports and elections will benefit the life insurance companies, in potentially material amounts, and will not beneficially or adversely affect you or the Portfolios. The benefits to the life insurance companies will not be passed to you or the Portfolios.

Each Portfolio further intends to meet certain additional diversification and investor control requirements that apply to regulated investment companies that underlie Variable Contracts. If a Portfolio were to fail to qualify as a regulated investment company or were to fail to comply with the additional diversification or investor control requirements, Variable Contracts invested in the Portfolio may not be treated as annuity, endowment, or life insurance contracts for U.S. federal income tax purposes, and income and gains earned inside the Variable Contracts would be taxed currently to policyholders and would remain taxable in future years, even if the Portfolio were to become adequately diversified and otherwise compliant in the future.

FINANCIAL HIGHLIGHTS

The following Financial Highlights tables for the Portfolios are intended to help you understand a Portfolio’s financial performance for the past 5 years. Certain information reflects financial results for a single Portfolio share. The total returns in each table represent the rate that an investor would have earned on an investment in a Portfolio (assuming reinvestment of all dividends and distributions). Separate Account charges are not reflected in the total returns. If these amounts were reflected, returns would be less than those shown. This information has been audited by [    ], whose report, along with each Portfolio’s financial statements, is included in the Trust’s Form N-CSR, which is available upon request. Per share data assumes that you held each share from the beginning to the end of each fiscal year. Total return assumes that you bought additional shares with dividends paid by the Portfolio. Total returns for periods of less than one year are not annualized.

[Financial highlights to come.]

ADDITIONAL INDEX INFORMATION

S&P 500 Index is a market capitalization-weighted index of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance.

S&P does not guarantee the accuracy and/or the completeness of the S&P 500 Index or any data included therein and S&P shall have no liability for any errors, omissions, or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained by licensee, owners of the product, or any other person or entity from the use of the S&P 500 Index or any data included therein. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 500 Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

The product is not sponsored, endorsed, sold, or promoted by S&P. S&P makes no representation or warranty, express or implied, to the owners of the product or any member of the public regarding the advisability of investing in securities generally or in the product particularly or the ability of the S&P 500 Index to track general stock market performance. S&P’s only relationship to the licensee is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed, and calculated by S&P without regard to the licensee or the product. S&P has no obligation to take the needs of the licensee or the owners of the product into consideration in determining, composing, or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the product to be issued or in the determination or calculation of the equation by which the product is to be converted into cash, surrendered or redeemed, as the case may be. S&P has no obligation or liability in connection with the administration, marketing, or trading of the product.

The “S&P 500® Index” is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and Standard & Poor’s Financial Services LLC, and has been licensed for use by SunAmerica Asset Management, LLC. “Standard & Poor’s®,” “S&P®” and “S&P 500®” are registered trademarks of Standard & Poor’s Financial Services LLC, and “Dow Jones®” is a registered trademark of Dow Jones Trademark Holdings LLC. The trademarks have been licensed to SPDJI and have been sublicensed for use for certain purposes by SunAmerica Asset Management, LLC.

BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. BARCLAYS® is a trademark and service mark of Barclays Bank Plc, used under license. Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (“BISL”) (collectively, “Bloomberg”), or Bloomberg’s licensors own all proprietary rights in the “Bloomberg U.S. Government/Credit Index.”

Neither Barclays Bank PLC, Barclays Capital Inc., nor any affiliate (collectively “Barclays”) nor Bloomberg is the issuer or producer of the Portfolio and neither Bloomberg nor Barclays has any responsibilities, obligations or duties to investors in the Portfolio. The Bloomberg U.S. Government/Credit Index is licensed for use by SunAmerica Asset Management, LLC as the Issuer of the Portfolio. The only relationship of Bloomberg and Barclays with the Issuer in respect of Bloomberg U.S. Government/Credit Index is the licensing of the Bloomberg U.S. Government/Credit Index, which is determined, composed and calculated by BISL, or any successor thereto, without regard to the Issuer or the Portfolio or the owners of the Portfolio.

Additionally, Issuer of the Portfolio may for itself execute transaction(s) with Barclays in or relating to the Bloomberg U.S. Government/Credit Index in connection with the Portfolio. Investors acquire the Portfolio from Issuer and investors neither acquire any interest in Bloomberg U.S. Government/Credit Index nor enter into any relationship of any kind whatsoever with Bloomberg or Barclays upon making an investment in this annuity contract. The Portfolio is not sponsored, endorsed, sold or promoted by Bloomberg or Barclays. Neither Bloomberg nor Barclays makes any representation or warranty, express or implied, regarding the advisability of investing in the Portfolio or the advisability of investing in securities generally or the ability of the Bloomberg U.S. Government/Credit Index to track corresponding or relative market performance. Neither Bloomberg nor Barclays has passed on the legality or suitability of the Portfolio with respect to any person or entity. Neither Bloomberg nor Barclays is responsible for or has participated in the determination of the timing of, prices at, or quantities of the Portfolio to be issued. Neither Bloomberg nor Barclays has any obligation to take the needs of the Issuer or the owners of the Portfolio or any other third party into consideration in determining, composing or calculating the Bloomberg U.S. Government/Credit Index. Neither Bloomberg nor Barclays has any obligation or liability in connection with administration, marketing or trading of the Portfolio.

ADDITIONAL INDEX INFORMATION

The licensing agreement between Bloomberg and Barclays is solely for the benefit of Bloomberg and Barclays and not for the benefit of the owners of the Portfolio, investors or other third parties. In addition, the licensing agreement between Issuer and Bloomberg is solely for the benefit of Issuer and Bloomberg and not for the benefit of the owners of the Portfolio, investors or other third parties.

NEITHER BLOOMBERG NOR BARCLAYS SHALL HAVE ANY LIABILITY TO THE ISSUER, INVESTORS OR OTHER THIRD PARTIES FOR THE QUALITY, ACCURACY AND/OR COMPLETENESS OF THE BLOOMBERG US GOVERNMENT/CREDIT INDEX OR ANY DATA INCLUDED THEREIN OR FOR INTERRUPTIONS IN THE DELIVERY OF THE BLOOMBERG US GOVERNMENT/CREDIT INDEX. NEITHER BLOOMBERG NOR BARCLAYS MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER, THE INVESTORS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE BLOOMBERG US GOVERNMENT/CREDIT INDEX OR ANY DATA INCLUDED THEREIN. NEITHER BLOOMBERG NOR BARCLAYS MAKES ANY EXPRESS OR IMPLIED WARRANTIES, AND EACH HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE BLOOMBERG US GOVERNMENT/CREDIT INDEX OR ANY DATA INCLUDED THEREIN. BLOOMBERG RESERVES THE RIGHT TO CHANGE THE METHODS OF CALCULATION OR PUBLICATION, OR TO CEASE THE CALCULATION OR PUBLICATION OF THE BLOOMBERG US GOVERNMENT/CREDIT INDEX, AND NEITHER BLOOMBERG NOR BARCLAYS SHALL BE LIABLE FOR ANY MISCALCULATION OF OR ANY INCORRECT, DELAYED OR INTERRUPTED PUBLICATION WITH RESPECT TO ANY OF THE BLOOMBERG US GOVERNMENT/CREDIT INDEX. NEITHER BLOOMBERG NOR BARCLAYS SHALL BE LIABLE FOR ANY DAMAGES, INCLUDING, WITHOUT LIMITATION, ANY SPECIAL, INDIRECT OR CONSEQUENTIAL DAMAGES, OR ANY LOST PROFITS, EVEN IF ADVISED OF THE POSSIBLITY OF SUCH, RESULTING FROM THE USE OF THE BLOOMBERG US GOVERNMENT/CREDIT INDEX OR ANY DATA INCLUDED THEREIN OR WITH RESPECT TO THE PORTFOLIO.

None of the information supplied by Bloomberg or Barclays and used in this publication may be reproduced in any manner without the prior written permission of both Bloomberg and Barclays Capital, the investment banking division of Barclays Bank PLC. Barclays Bank PLC is registered in England No. 1026167, registered office 1 Churchill Place London E14 5HP.

FOR MORE INFORMATION

The following documents contain more information about the Portfolios’ investments and are available free of charge upon request:

•

Annual and Semi-annual Reports contain financial statements, performance data and information on portfolio holdings. The annual report also contains a written analysis of market conditions and investment strategies that significantly affected a Portfolio’s performance for the most recently completed fiscal year.

•

Statement of Additional Information (SAI) contains additional information about the Portfolios’ policies, investment restrictions and business structure. This Prospectus incorporates the SAI by reference.

The Trust’s Prospectus(es), SAIs and semi-annual and annual reports are available at www.corebridgefinancial.com/getprospectus or online through the internet websites of the life insurance companies offering the Portfolios as investment options. You may obtain copies of these documents or ask questions about the Portfolios at no charge by calling (800) 445-7862 or by writing the Trust at P.O. Box 15570, Amarillo, Texas 79105-5570.

Reports and other information about the Portfolios (including the SAI) are available on the EDGAR Database on the Securities and Exchange Commission’s website at http://www.sec.gov and copies of this information may be obtained upon payment of a duplicating fee by electronic request at the following e-mail address: publicinfo@sec.gov.

You should rely only on the information contained in this Prospectus, as amended and supplemented from time to time. No one is authorized to provide you with any different information.

The Trust’s Investment Company Act

File No: 811-7238

The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any jurisdiction where the offer or sale is not permitted.

SUBJECT TO COMPLETION, DATED FEBRUARY 27, 2025

STATEMENT OF ADDITIONAL INFORMATION

SUNAMERICA SERIES TRUST

[ ], 2025

SunAmerica Series Trust (the “Trust”), a Massachusetts business trust, is a registered open-end management investment company currently consisting of 61 portfolios. This Statement of Additional Information (“SAI”) relates to the following portfolios (collectively, the “Portfolios” and each, a “Portfolio”):

SA AB Growth Portfolio

SA AB Small & Mid Cap Value Portfolio

SA Fidelity Institutional AM® International Growth Portfolio

SA Fidelity Institutional AM® Real Estate Portfolio

SA Franklin BW U.S. Large Cap Value Portfolio

SA Franklin Small Company Value Portfolio

SA Franklin Systematic U.S. Large Cap Core Portfolio

SA Franklin Systematic U.S. Large Cap Value Portfolio

SA Invesco Growth Opportunities Portfolio

SA Janus Focused Growth Portfolio

SA JPMorgan Emerging Markets Portfolio

SA JPMorgan Equity-Income Portfolio

SA JPMorgan Mid-Cap Growth Portfolio

SA JPMorgan Ultra-Short Bond Portfolio

SA MFS Large Cap Growth Portfolio (formerly, SA MFS Blue Chip Growth Portfolio)

SA PIMCO RAE International Value Portfolio

SA PineBridge High-Yield Bond Portfolio

SA Putnam International Value Portfolio (formerly, SA Putnam International Growth and Income Portfolio)

This SAI is not a prospectus, but should be read in conjunction with the current Prospectus (Class 1, Class 2 and/or Class 3) of the Portfolios, dated [ ], 2025, as amended or supplemented from time to time. This SAI expands upon and supplements the information contained in the current Prospectus of the Portfolios. This SAI incorporates the Prospectus by reference. Each Portfolio’s audited financial statements for the fiscal year ended January 31, 2025 are incorporated into this SAI by reference to its Form N-CSR dated [ ], 2025. You may request a copy of the Prospectus, annual report and/or semi-annual report at no charge by calling (800) 445-7862 or writing the Trust at the address below.

P.O. BOX 15570

AMARILLO, TEXAS 79105-5570

(800) 445-7862

i

THE TRUST

SunAmerica Series Trust (the “Trust”), organized as a Massachusetts business trust on September 11, 1992, is an open-end management investment company. A Massachusetts business trust is a voluntary association with transferrable shares that is established under and governed by its declaration of trust. The Trust is composed of 61 separate portfolios. This Statement of Additional Information (“SAI”) pertains to the portfolios listed on the cover page (collectively, the “Portfolios” and each, a “Portfolio”). Shares of the Trust are issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (“Variable Contracts”) and to funds-of-funds.

Shares of the Trust are held by separate accounts of American General Life Insurance Company, a Texas life insurer (“AGL”), The United States Life Insurance Company in the City of New York, a New York life insurer (“USL”), The Variable Annuity Life Insurance Company, a Texas life insurer (“VALIC”) (the “Separate Accounts”), and variable annuity contracts issued by Nassau Life Insurance Company (“Nassau”). Shares of the Trust are also held by certain Portfolios of the Trust and of Seasons Series Trust (“SST”) that are managed as “funds-of-funds.” The life insurance companies listed above are collectively referred to as the “Life Companies.” AGL, USL and VALIC are indirect, majority-owned subsidiaries of Corebridge Financial, Inc. (“Corebridge”), and therefore are affiliated with SunAmerica Asset Management, LLC (“SunAmerica” or the “Adviser”). Nassau is not an affiliate of the Adviser.

The Trust commenced operations on February 9, 1993 with the Cash Management, High-Yield Bond, Growth-Income, Alliance Growth, Growth/Phoenix Investment Counsel, Provident Growth and the Global Equities Portfolios. The Fixed Income, Global Bond and Asset Allocation Portfolios commenced operations on July 1, 1993. The Board of Trustees (the “Board,” and the members of which are referred to as “Trustees”) subsequently approved the addition of the following Portfolios: (a) Balanced/Phoenix Investment Counsel, International Diversified Equities, Worldwide High Income, and Venture Value Portfolios, which commenced operations on October 21, 1994; (b) Balanced Portfolio, Aggressive Growth, Federated Value, and Federated Utility Portfolios, which commenced operations on June 1, 1996; (c) Emerging Markets, International Growth and Income, and Real Estate Portfolios, which commenced operations on April 7, 1997; (d) “Dogs” of Wall Street Portfolio, which commenced operations on February 1, 1998; (e) Equity Income, Equity Index, and Small Company Value Portfolios, which commenced operations on September 1, 1998; (f) the MFS Mid-Cap Growth Portfolio, which commenced operations on April 1, 1999; (g) Goldman Sachs Research, Blue Chip Growth, Growth Opportunities and Technology Portfolios, which commenced operations on July 5, 2000; (h) the Marsico Growth Portfolio, which commenced operations on December 29, 2000; (i) Foreign Value and Small & Mid Cap Value Portfolios, which commenced operations on August 1, 2002; (j) the American Funds® Asset Allocation SAST, American Funds® Global Growth SAST, American Funds® Growth SAST and American Funds® Growth-Income SAST Portfolios, which commenced operations on September 1, 2006; (k) the SunAmerica Dynamic Allocation Portfolio (“SDAP”), which commenced operations on January 23, 2012; (l) the SunAmerica Dynamic Strategy Portfolio (“SDSP”), which commenced operations on July 16, 2012; (m) the VCPSM Managed Asset Allocation SAST Portfolio (formerly, Protected Asset Allocation SAST Portfolio), which commenced operations on October 15, 2012; (n) VCPSM Value and VCP Total Return BalancedSM Portfolios, which commenced operations on May 1, 2013; (o) SA BlackRock VCP Global Multi Asset, SA Schroders VCP Global Allocation and SA T. Rowe Price VCP Balanced Portfolios, which commenced operations on January 25, 2016; (p) SA Fixed Income Index, SA International Index, SA Mid Cap Index, SA Small Cap Index, SA Index Allocation 60/40, SA Index Allocation 80/20, and SA Index Allocation 90/10 Portfolio, which commenced operations on February 1, 2017; (q) SA Legg Mason Tactical Opportunities, which commenced operations on August 15, 2017; (r) SA Goldman Sachs Multi-Asset Insights, SA T. Rowe Price Asset Allocation Growth, SA VCP Index Allocation, and SA Fixed Income Intermediate Index Portfolios, which commenced operations on October 4, 2017; (s) SA Emerging Markets Equity Index, SA Global Index Allocation 60/40, SA Global Index Allocation 75/25, SA Global Index Allocation 90/10, SA Large Cap Growth Index and SA Large Cap Value Index, which commenced operations on May 1, 2018; (t) SA Fidelity Institutional AM® International Growth Portfolio, which commenced operations on May 1, 2019; (u) SA Franklin U.S. Equity Smart Beta Portfolio, which commenced operations on October 7, 2019; and (v) SA BlackRock Multi-Factor 70/30 Portfolio, which commenced operations on October 13, 2020.

The Asset Allocation Portfolio was reorganized and the assets were moved into a newly formed portfolio in Anchor Series Trust on November 24, 2003. Subsequently, the SunAmerica Series Trust Asset Allocation Portfolio was terminated.

Shares of the Equity Income Portfolio were substituted for shares of the Davis Venture Value Portfolio on November 17, 2006.

On October 22, 2018, the SA MFS Telecom Utility Portfolio reorganized into the SA Legg Mason BW Large Cap Value Portfolio, and the SA Boston Company Capital Growth Portfolio and the SA WellsCap Fundamental Growth Portfolio reorganized into the SA AB Growth Portfolio.

On June 23, 2021, the Board of the Trust approved the reorganization of the SA Columbia Technology Portfolio into the SA Wellington Capital Appreciation Portfolio, a newly created series of the Trust, and the SA WellsCap Aggressive Growth Portfolio into the SA JPMorgan Mid-Cap Growth Portfolio effective November 8, 2021.

Portfolio Name Changes. The Trustees approved the renaming of the following Portfolios: (a) Fixed Income Portfolio to Corporate Bond Portfolio effective June 1, 1996; (b) Federated Utility Portfolio to Utility Portfolio effective June 3, 1996; (c) Provident Growth Portfolio to Putnam Growth Portfolio effective April 7, 1997; (d) the Growth/Phoenix Investment Counsel Portfolio and Balanced/Phoenix Investment Counsel Portfolio to MFS Growth and Income Portfolio and MFS Total Return Portfolio, respectively, effective January 1, 1999; (e) Venture Value Portfolio to Davis Venture Value Portfolio, effective April 10, 2000; (f) Utility Portfolio to Telecom Utility Portfolio, effective July 5, 2000; (g) Federated Value Portfolio to Federated American Leaders Portfolio, effective May 1, 2003; (h) MFS Growth and Income Portfolio to MFS® Massachusetts Investors Trust Portfolio, effective May 1, 2003; (i) Putnam Growth Portfolio to Putnam Growth: Voyager Portfolio, effective May 1, 2003; (j) Federated American Leaders Portfolio to Equity Opportunities Portfolio, effective May 1, 2007; (k) MFS Mid-Cap Growth Portfolio to Mid-Cap Growth Portfolio effective May 1, 2007; (l) Goldman Sachs Research Portfolio to Capital Growth Portfolio effective May 1, 2007; (m) Marsico Growth Portfolio to Marsico Focused Growth Portfolio effective May 1, 2007; (n) Putnam Growth: Voyager Portfolio to Fundamental Growth Portfolio, effective May 1, 2007; (o) SunAmerica Balanced Portfolio to Balanced Portfolio, effective May 1, 2007; (p) Worldwide High Income Portfolio to Total Return Bond Portfolio, effective May 1, 2008; (q) Protected Asset Allocation SAST Portfolio to VCPSM Managed Asset Allocation SAST Portfolio, effective August 12, 2013; (r) Total Return Bond Portfolio to SA JPMorgan MFS Core Bond Portfolio, effective January 20, 2015; (s) Alliance Growth Portfolio to SA AB Growth Portfolio, effective May 1, 2015; (t) Marsico Focused Growth Portfolio to SA Marsico Focused Growth Portfolio, effective May 1, 2015; (u) MFS® Massachusetts Investors Trust Portfolio to SA MFS Massachusetts Investors Trust Portfolio, effective May 1, 2015; (v) MFS® Total Return Portfolio to SA MFS Total Return Portfolio, effective May 1, 2015; (w) Davis Venture Value Portfolio to SA Legg Mason BW Large Cap Value Portfolio, effective September 8, 2015; (x) Cash Management Portfolio to Ultra Short Bond Portfolio, effective May 1, 2016; (y) SA Marsico Focused Growth Portfolio to SA Janus Focused Growth Portfolio, effective June 30, 2016; and (z) Equity Index Portfolio to SA Large Cap Index Portfolio, effective February 6, 2017.

The Trustees approved the renaming of the following Portfolios effective October 6, 2017: (a) Aggressive Growth Portfolio to SA WellsCap Aggressive Growth Portfolio; (b) Balanced Portfolio to SA JPMorgan Balanced Portfolio; (c) Blue Chip Growth Portfolio to SA MFS Blue Chip Growth Portfolio; (d) Corporate Bond Portfolio to SA Federated Corporate Bond Portfolio; (e) Capital Growth Portfolio to SA Boston Company Capital Growth Portfolio; (f) “Dogs” of Wall Street Portfolio to SA Dogs of Wall Street Portfolio; (g) Emerging Markets Portfolio to SA JPMorgan Emerging Markets Portfolio; (h) Equity Opportunities Portfolio to SA Oppenheimer Main Street Large Cap Portfolio; (i) Foreign Value Portfolio to SA Franklin Foreign Value Portfolio; (j) Fundamental Growth Portfolio to SA WellsCap Fundamental Growth Portfolio; (k) Global Bond Portfolio to SA Goldman Sachs Global Bond Portfolio; (l) Global Equities Portfolio to SA JPMorgan Global Equities Portfolio; (m) Growth-Income Portfolio to SA JPMorgan Equity-Income Portfolio; (n) Growth Opportunities Portfolio to SA Invesco Growth Opportunities Portfolio; (o) High-Yield Bond Portfolio to SA PineBridge High-Yield Bond Portfolio; (p) International Diversified Equities Portfolio to SA Morgan Stanley International Equities Portfolio; (q) International Growth and Income Portfolio to SA Putnam International Growth and Income Portfolio; (r) Mid-Cap Growth Portfolio to SA JPMorgan Mid-Cap Growth Portfolio; (s) Real Estate Portfolio to SA Pyramis® Real Estate Portfolio; (t) Small & Mid Cap Value Portfolio to SA AB Small & Mid Cap Value Portfolio; (u) Small Company Value Portfolio to SA Franklin Small Company Value Portfolio; (v) SunAmerica Dynamic Allocation Portfolio to SA VCP Dynamic Allocation Portfolio; (w) SunAmerica Dynamic Strategy Portfolio to SA VCP Dynamic Strategy Portfolio; (x) Technology Portfolio to SA Columbia Technology Portfolio; (y) Telecom Utility Portfolio to SA MFS ‘Telecom Utility Portfolio (z) Ultra Short Bond Portfolio to SA DFA Ultra Short Bond Portfolio; (aa) VCP Total Return BalancedSM Portfolio to SA PIMCO VCP Tactical Balanced Portfolio; and (bb) VCPSM Value Portfolio to SA Invesco VCP Equity-Income Portfolio.

On November 29, 2017, the Board of the Trust approved a change in the name of the SA JPMorgan Balanced Portfolio to the SA JPMorgan Diversified Balanced Portfolio effective May 1, 2018.

On March 27, 2018, the Board of the Trust approved the renaming of the SA Franklin Foreign Value Portfolio to the SA Templeton Foreign Value Portfolio and the SA Pyramis® Real Estate Portfolio to the SA Fidelity Institutional AM® Real Estate Portfolio, effective May 1, 2018.

On March 26, 2020, the Board of the Trust approved a change in the name of the SA Federated Corporate Bond Portfolio to the SA Federated Hermes Corporate Bond Portfolio effective April 29, 2020.

On October 7, 2020, the Board of the Trust approved the renaming of the SA Oppenheimer Main Street Large Cap Portfolio to the SA Invesco Main Street Large Cap Portfolio effective October 13, 2020, and the renaming of the SA Templeton Foreign Value Portfolio to the SA PIMCO RAE International Value Portfolio effective January 25, 2021.

On December 3, 2020, the Board of the Trust approved the reorganization of the SA Invesco VCP Equity-Income Portfolio into the SA VCP Dynamic Strategy Portfolio, effective May 3, 2021.

On March 7, 2021, the Board of the Trust approved the renaming of the SA Legg Mason BW Large Cap Value Portfolio and the SA Legg Mason Tactical Opportunities Portfolio to the SA Franklin BW U.S. Large Cap Value Portfolio and the SA Franklin Tactical Opportunities Portfolio, respectively, effective April 30, 2021.

On March 17, 2021, the Board of the Trust approved the renaming of the SA Dogs of Wall Street Portfolio to the SA Franklin Systematic U.S. Large Cap Value Portfolio effective July 2, 2021.

On March 31, 2022, the Board of the Trust approved the renaming of the SA Franklin U.S. Equity Smart Beta Portfolio to the SA Franklin Systematic U.S. Large Cap Core Portfolio effective July 1, 2022.

On March 30, 2023, the Board of the Trust approved the renaming of the SA Invesco Main Street Large Cap Portfolio to the SA JPMorgan Large Cap Core Portfolio effective July 5, 2023.

On December 6, 2023, the Board of the Trust approved the renaming of the SA DFA Ultra Short Bond Portfolio to the SA JPMorgan Ultra-Short Bond Portfolio and the SA Goldman Sachs Global Bond Portfolio to the SA PIMCO Global Bond Opportunities Portfolio effective April 29, 2024.

On December 11, 2024, the Board of the Trust approved the renaming of the SA MFS Blue Chip Growth Portfolio to the SA MFS Large Cap Growth Portfolio, the SA Putnam International Growth and Income Portfolio to the SA Putnam International Value Portfolio, and the SA T. Rowe Price Asset Allocation Growth Portfolio to the SA T. Rowe Price Allocation Moderately Aggressive Portfolio effective April 30, 2025.

SunAmerica serves as investment adviser and manager for the Trust. As described in the Prospectus, SunAmerica retains AllianceBernstein L.P. (“AllianceBernstein”), BlackRock Investment Management, LLC (“BlackRock”), Brandywine Global Investment Management, LLC (“Brandywine”), Federated Investment Management Company (“Federated”), FIAM LLC (“FIAM”), Franklin Advisers, Inc. (“Franklin Advisers”), Franklin Mutual Advisers, LLC (“Franklin”), Goldman Sachs Asset Management International (“GSAM-International”), Goldman Sachs Asset Management, L.P. (“GSAM”), Invesco Advisers, Inc. (“Invesco”), Janus Henderson Investors US LLC (“Janus”), J.P. Morgan Investment Management Inc. (“JP Morgan”), Massachusetts Financial Services Company (“MFS”), Morgan Stanley Investment Management Inc. (“MSIM”), Pacific Investment Management Company LLC (“PIMCO”), PineBridge Investments LLC (“PineBridge”), Putnam Investment Management LLC (“Putnam”), Schroders Investment Management North America Inc. (“Schroders”) and T. Rowe Price Associates, Inc. (“T. Rowe Price”) (each a “Subadviser,” and collectively, the “Subadvisers”) to act as Subadvisers to certain of the Trust’s Portfolios pursuant to various subadvisory agreements with SunAmerica (each, a “Subadvisory Agreement” and collectively, the “Subadvisory Agreements”).

On May 22, 2001, the Board, including a majority of the Trustees who are not deemed to be “interested persons” of the Trust as defined by the Investment Company Act of 1940, as amended (the “1940 Act”), (the “Independent Trustees”), approved the creation of Class B shares and the renaming of all issued and outstanding shares as Class A shares. On July 31, 2002, the Board, including a majority of the Independent Trustees, approved the creation of Class 3 shares and the renaming of Classes A and B shares to Classes 1 and 2, respectively. Each class of shares of each Portfolio is offered only in connection with certain Variable Contracts and to funds-of-funds. Class 2 and 3 shares of a given Portfolio are identical in all respects to Class 1 shares of the same Portfolio, except that (i) each class may bear differing amounts of certain class-specific expenses; (ii) Class 2 and 3 shares are subject to service and distribution fees, while Class 1 shares of each Portfolio, other than the SA JPMorgan Ultra-Short Bond Portfolio (formerly, SA DFA Ultra Short Bond Portfolio), are subject only to distribution fees; (iii) Class 2 and 3 shares have voting rights on matters that pertain to the Rule 12b-1 plan adopted with respect to Class 2 and 3 shares; and (iv) Class 1 shares of each Portfolio, other than the SA JPMorgan Ultra-Short Bond Portfolio, have voting rights on matters that pertain to the Rule 12b-1 plan adopted with respect to Class 1 shares. The Board may establish additional portfolios or classes in the future.

INVESTMENT OBJECTIVES AND POLICIES

The investment goal and principal investment strategy for each of the Portfolios, along with certain types of investments the Portfolios make under normal market conditions and for efficient portfolio management, are described under “Portfolio Summaries” and “Additional Information About the Portfolios’ Investment Strategies and Investment Risks” in the Prospectus.

The following charts and information supplement the information contained in the Prospectus and also provide information concerning investments the Portfolios may make on a periodic basis, or to a limited extent, which include infrequent investments or investments in which the Portfolios reserve the right to invest. We have also included a supplemental glossary to detail additional investments the Portfolios reserve the right to make as well as to define investment and risk terminology used in the charts below that do not otherwise appear in the Prospectus under the section entitled “Glossary.” In addition, the supplemental glossary also provides additional and/or more detailed information about certain investment and risk terminology that appears in the Prospectus under the section entitled “Glossary.” Unless otherwise indicated, investment restrictions, including percentage limitations, are based on the net assets of each Portfolio and, except for the Portfolios’ borrowing policy and illiquid security policy, apply at the time of purchase.

We will notify shareholders at least 60 days prior to any change to a Portfolio’s investment goal or 80% investment policy, if applicable. “Net assets” will take into account borrowing for investment purposes.

Fixed Income Portfolios

	SA Federated Hermes Corporate Bond	SA JPMorgan Ultra- Short Bond (formerly, SA DFA Ultra Short Bond)	SA PIMCO Global Bond Opportunities (formerly, SA Goldman Sachs Global Bond)	SA PineBridge High- Yield Bond	SA JPMorgan MFS Core Bond

In what other types of investments may the Portfolio periodically invest?

•  Equity securities:

-  common stocks (up to 5%)

-  warrants and rights (up to 10%)

•  Fixed income securities:

-  municipal bonds

•  Dollar rolls

•  Firm commitments

•  Preferred stock

•  Registered investment companies

•  Reverse repurchase agreements

•  Real estate investment trusts (“REITs”)

•  Foreign securities:

-  emerging markets

•  Mortgage- and asset-backed securities

•  Borrowing for temporary or emergency purposes (up to 33 1⁄3%)

• Junk bonds

•  Options on swaps

•  Defensive instruments

•  Illiquid investments (up to 15%)

•  Repurchase agreements

•  Roll transactions

•  Variable and floating rate obligations

•  Junk bonds

•  Borrowing for temporary or emergency purposes (up to 33 1⁄3%)

•  Bank loans

•  CoCos

•  Options and futures

•  Hybrid instruments

•  Exchange Traded Funds (“ETFs”) (up to 5%)

•  Collateralized bond obligations (“CBOs”)

•  Reverse repurchase agreements

•  Foreign securities:

-  emerging markets

•  Equity securities:

-  warrants and rights (up to 10%)

-  convertible securities

•  Borrowing for temporary or emergency purposes (up to 33 1⁄3%)

•  Fixed income securities:

-  municipal bonds

-  convertible securities

-  Brady bonds

•  Repurchase agreements

•  Short-term investments

•  Registered investment companies

•  Borrowing for temporary or emergency purposes (up to 33 1⁄3%)

•  Preferred securities

•  Pass-through securities

•  Bank capital securities

•  ETFs

What other types of risks may potentially or periodically affect the Portfolio?	• Active trading • Mortgage- and asset-backed securities • Emerging markets • Equity risk • Prepayment • Real estate industry	• Risk of investing in junk bonds	• Risk of investing in junk bonds • Roll transactions • Convertible securities • Bank loan risk	• Convertible securities • Foreign currency • Derivatives • Emerging markets • Equity • Investment companies • Foreign investment	• Investment companies • Convertible securities

Balanced or Asset Allocation Portfolios

	SA JPMorgan Diversified Balanced	SA MFS Total Return	SA VCP Dynamic Allocation	SA VCP Dynamic Strategy	SA PIMCO VCP Tactical Balanced

In what other types of investments may the Portfolio periodically invest?	• Reverse repurchase agreements • Emerging markets • Borrowing for temporary or emergency purposes (up to 33 1⁄3%) • Initial public offerings (“IPOs”) • ETFs	• Borrowing for temporary or emergency purposes (up to 33 1⁄3%) • Illiquid investments (up to 15%) • IPOs • Junk bonds (up to 10%) • Foreign securities: - emerging markets	• Underlying Portfolios investing significantly in emerging markets • Underlying Portfolios investing primarily in junk bonds • Borrowing for temporary or emergency purposes (up to 33 1⁄3%) • ETFs	• Underlying Portfolios investing significantly in emerging markets • Underlying Portfolios investing primarily in junk bonds • Borrowing for temporary or emergency purposes (up to 33 1⁄3%) • ETFs	• Borrowing for temporary or emergency purposes (up to 33 1⁄3%)
What other types of risks may potentially or periodically affect the Portfolio?	• Emerging markets • IPO investing • Investment companies	• Counterparty and third party • Emerging markets • Illiquidity • IPO investing • Junk bonds risk • Foreign investments	• Emerging markets • Junk bonds risk • Investment companies	• Emerging markets • Junk bonds risk • Investment companies

Equity Portfolios

	SA MFS Large Cap Growth (formerly, SA MFS Blue Chip Growth)	SA Franklin Systematic U.S. Large Cap Value	SA JPMorgan Large Cap Core (formerly, SA Invesco Main Street Large Cap)
In what other types of investments may the Portfolio periodically invest?	• Illiquid investments (up to 15%) • Fixed-income securities • Borrowing for temporary or emergency purposes (up to 33 1⁄3%)	• Illiquid investments (up to 15%) • Borrowing for temporary or emergency purposes (up to 33 1⁄3%)	• IPOs • Illiquid investments (up to 15%) • REITs • Borrowing for temporary or emergency purposes (up to 33 1⁄3%)
What other types of risks may potentially or periodically affect the Portfolio?	• Foreign currency • Illiquidity • Interest rate fluctuations	• Illiquidity	• IPO investing • Real estate industry • Illiquidity

	SA JPMorgan Equity- Income	SA Invesco Growth Opportunities	SA JPMorgan Mid-Cap Growth	SA Fidelity Institutional AM® Real Estate
In what other types of investments may the Portfolio periodically invest?

•  Equity securities:

-  convertible securities

-  warrants

•  Fixed-income securities:

-  preferred stocks

•  Illiquid investments (up to 15%)

•  IPOs

•  Borrowing for temporary or emergency purposes (up to 33 1⁄3%)

•  Borrowing for temporary or emergency purposes (up to 33 1⁄3%)

•  Foreign securities:

-  depositary receipts

-  Eurodollar and yankee obligations

•  IPOs

•  Preferred stocks

•  Repurchase and reverse repurchase agreements

•  REITs

•  Rights and warrants

•  Short-term investments

•  When-issued and delayed-delivery securities

• Illiquid investments (up to 15%) • Defensive investments • Borrowing for temporary or emergency purposes (up to 33 1⁄3%) • Currency transactions • IPOs • Master limited partnerships (“MLPs”)

•  Fixed-income securities:

-  investment grade securities

-  junk bonds (up to 5%)

•  Options

•  Illiquid investments (up to 15%)

•  IPOs

•  Registered investment companies

•  Foreign securities:

-  emerging markets

•  Currency transactions

•  Borrowing for temporary or emergency purposes (up to 33 1⁄3%)

	SA JPMorgan Equity- Income	SA Invesco Growth Opportunities	SA JPMorgan Mid-Cap Growth	SA Fidelity Institutional AM® Real Estate
What other types of risks may potentially or periodically affect the Portfolio?	• Illiquidity • IPO investing	• IPO investing • Convertible securities risk • Short sales risk • Foreign investment • Real estate industry	• Foreign currency • Illiquidity • IPO investing	• Foreign currency • Credit risk • Derivatives • Emerging markets • Hedging • Illiquidity • IPO investing • Junk bonds risk • Investment company • Foreign investment

	SA AB Growth	SA Janus Focused Growth	SA Large Cap Index	SA Franklin BW U.S. Large Cap Value	SA MFS Massachusetts Investors Trust
In what other types of investments may the Portfolio periodically invest?

•  Short sales

•  Convertible securities (up to 10%)

•  Illiquid investments (up to 15%)

•  Forward commitments

•  Currency transactions

•  Junk bonds (up to 10%)

•  IPOs

•  Equity securities:

-  small-and mid-cap stocks

•  Borrowing for temporary or emergency purposes (up to 33 1⁄3%)

•  REITs

•  Registered investment companies

•  Defensive instruments

•  Hybrid instruments

•  Illiquid investments (up to 15%)

•  Options and futures

•  Borrowing for temporary or emergency purposes (up to 33 1⁄3%)

•  Real estate industry risk

• IPOs • Foreign securities: - emerging markets • Illiquid investments (up to 15%) • Small cap stocks • Borrowing for temporary or emergency purposes (up to 33 1⁄3%) • Hybrid instruments

•  Fixed-income securities:

-  corporate bonds

-  investment grade securities

•  Options

•  Illiquid investments (up to 15%)

•  Registered investment companies (up to 10%)

•  Currency transactions

•  Borrowing for temporary or emergency purposes (up to 33 1⁄3%)

•  IPOs

• Illiquid investments (up to 15%) • Borrowing for temporary or emergency purposes (up to 33 1⁄3%) • Short sales • IPOs
What other types of risks may potentially or periodically affect the Portfolio?	• Credit risk • Foreign currency • IPO investing • Junk bonds risk • Short sales risk • Small and medium companies • Illiquidity	• Derivatives • Hedging • Illiquidity • Investment company	• Foreign currency • Emerging markets • Foreign investment • Illiquidity • IPO investing • Small sized companies	• Foreign currency • Derivatives • Hedging • Illiquidity • Interest rate fluctuations • IPO investing • Small companies	• Credit risk • Counterparty and third party • Illiquidity • IPO investing • Short sales

	SA AB Small & Mid Cap Value	SA Franklin Small Company Value
In what other types of investments may the Portfolio periodically invest?

•  Equity securities:

-  growth stocks

•  Fixed-income securities:

-  investment grade securities

-  junk bonds (up to 5%)

•  Hybrid instruments

•  Defensive investments

•  ETFs

•  Foreign securities:

-  emerging markets

•  IPOs

•  Income trusts

•  REITs

•  Borrowing for temporary or emergency purposes (up to 33 1⁄3%)

• Junk bonds (up to 5%) • IPOs • Borrowing for temporary or emergency purposes (up to 33 1⁄3%)

	SA AB Small & Mid Cap Value	SA Franklin Small Company Value
What other types of risks may potentially or periodically affect the Portfolio?	• Credit risk • Emerging markets • Growth stocks • Interest rate • IPO investing • Real estate investment • Junk bonds risk • Investment company	• Credit risk • Foreign currency • Emerging markets • IPO investing • Junk bonds risk • Foreign investment

International Equity Portfolios

	SA Fidelity Institutional AM® International Growth	SA JPMorgan Emerging Markets	SA PIMCO RAE International Value	SA JPMorgan Global Equities	SA Morgan Stanley International Equities	SA Putnam International Value (formerly, SA Putnam International Growth and Income)
In what other types of investments may the Portfolio periodically invest?

•  Borrowing for temporary or emergency purposes (up to 33 1⁄3%)

•  Equity securities:

-  Convertible securities

-  Warrants and rights

•  ETFs

•  Forward foreign currency exchange contracts

•  Futures

•  Illiquid investments (up to 15%)

•  IPOs

•  Registered investment companies

•  REITs

•  Restricted securities

•  Short-term investments

		• Equity securities: - warrants • Structured notes • Forward commitments • Junk bonds (up to 5%) • ETFs • Defensive investments • Borrowing for temporary or emergency purposes (up to 33 1⁄3%)	• Equity securities: - convertible securities - growth stocks • Currency transactions • Borrowing for temporary or emergency purposes (up to 33 1⁄3%)

•  Short sales

•  Equity securities:

-  convertible securities

•  Illiquid securities (up to 15%)

•  IPOs

•  Options

•  Borrowing for temporary or emergency purposes (up to 33 1⁄3%)

•  REITs

•  Fixed-income securities

•  Preferred stocks

•  Borrowing for temporary or emergency purposes (up to 33 1⁄3%)

•  IPOs

•  Fixed-income securities

•  ADRs, GDRs and EDRs

•  Convertible securities

•  Emerging markets

•  Foreign securities

•  Forward foreign currency exchange contracts

•  Illiquid securities (up to 15%)

•  Warrants

•  Short-term investments

• Equity securities: - convertible securities - warrants • Illiquid securities (up to 15%) • Defensive investments • Forward commitments • Borrowing for temporary or emergency purposes (up to 33 1⁄3%)
What other types of risks may potentially or periodically affect the Portfolio?	• Convertible securities • Derivatives • Illiquidity • IPO investing • Investment companies	• Credit risk • Junk bonds risk	• Growth stocks • Convertible securities	• Illiquidity • IPO investing • Short sales risk • Convertible securities • Real estate industry	• Counterparty and third party • Credit risk • IPO investing • Bonds risk • Foreign currency	• Illiquidity • Convertible securities

SUPPLEMENTAL GLOSSARY

ADRS, GDRS, and EDRS. Foreign securities include, among other things, American Depositary Receipts (“ADRs”) and other depositary receipts, including Global Depositary Receipts (“GDRs”), European Depositary Receipts (“EDRs”) and others (which, together with ADRs, GDRs and EDRs, are hereinafter collectively referred to as “Depositary Receipts”), to the extent that such Depositary Receipts become available. ADRs are securities, typically issued by a U.S. financial institution (a “depositary”), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer (the “underlying issuer”) and are deposited with the depositary. ADRs include American Depositary Shares and New York Shares and may be “sponsored” or “unsponsored.” Sponsored ADRs are established jointly by a depositary and the underlying issuer, whereas unsponsored ADRs may be established by a depositary without participation by the underlying issuer. GDRs, EDRs and other types of Depositary Receipts are typically issued by foreign depositaries, although they may also be issued by U.S. depositaries, and evidence ownership interests in a security or pool of securities issued by either a foreign or a U.S. corporation. Holders of unsponsored Depositary Receipts generally bear all the costs associated with establishing an unsponsored Depositary Receipt. The depositary of unsponsored Depositary Receipts is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through to the holders of the unsponsored Depositary Receipt voting rights with respect to the deposited securities or pool of securities. Depositary Receipts are not necessarily denominated in the same currency as the underlying securities to which they may be connected. Generally, Depositary Receipts in registered form are designed for use in the U.S. securities market and Depositary Receipts in bearer form are designed for use in securities markets outside the United States. A Portfolio may invest in sponsored and unsponsored Depositary Receipts. For purposes of a Portfolio’s investment policies, the Portfolio’s investments in Depositary Receipts will be deemed to be investments in the underlying securities.

Asset-Backed Securities. Asset-backed securities issued by trusts and special purpose corporations are backed by a pool of assets, such as credit card and automobile loan receivables, representing the obligations of a number of different parties. Asset-backed securities present certain risks. For instance, in the case of credit card receivables, these securities may not have the benefit of any security interest in the related collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicer to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

Asset-backed securities typically are created by an originator of loans or owner of accounts receivable that sells such underlying assets to a special purpose entity in a process called a securitization. The special purpose entity issues securities that are backed by the payments on the underlying assets, and have a minimum denomination and specific term. These securities, in turn, are either privately placed or publicly offered. One example of an asset-backed security is a structured investment vehicle (“SIV”). A SIV is an investment vehicle that buys high-rated, long-dated assets using funding from a combination of commercial paper, medium-term notes and capital notes.

Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors to make payments on underlying assets, the securities may contain elements of credit support that fall into two categories: (i) liquidity protection and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default ensures payment through insurance policies or letters of credit obtained by the issuer or sponsor from third parties. A Portfolio will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security.

Instruments backed by pools of receivables may be subject to unscheduled prepayments of principal prior to maturity. When the obligations are prepaid, a Portfolio must reinvest the prepaid amounts in securities the yields of which reflect interest rates prevailing at the time of purchase. Therefore, a Portfolio’s ability to maintain a portfolio that includes high-yielding asset-backed securities will be adversely affected to the extent that prepayments of principal must be reinvested in securities that have lower yields than the prepaid obligations. Moreover, prepayments of securities purchased at a premium could result in a realized loss.

Bank Capital Securities. The Portfolios may invest in bank capital securities. Bank capital securities are issued by banks to help fulfill their regulatory capital requirements. There are two common types of bank capital: Tier I and Tier II. Bank capital is generally, but not always, of investment grade quality. Tier I securities often take the form of trust-preferred securities. Tier II securities are commonly thought of as hybrids of debt and preferred stock, are often perpetual (with no maturity date) and callable and, under certain conditions, allow for the issuer bank to withhold payment of interest until a later date.

Borrowing. All of the Portfolios (except the SA JPMorgan Ultra-Short Bond Portfolio) are authorized to borrow money to the extent permitted by applicable law. The 1940 Act permits each Portfolio to borrow up to 33 1⁄3% of its total assets from banks for any purpose. In addition, each Portfolio may borrow up to 5% of its total assets for temporary purposes. In seeking to enhance performance, a Portfolio may borrow for investment purposes and may pledge assets to secure such borrowings. The SA JPMorgan Ultra-Short Bond Portfolio may not borrow money except for temporary emergency purposes, and then in an amount not in excess of 5% of the value of the Portfolio’s total assets.

In the event that asset coverage for a Portfolio’s borrowings falls below 300%, the Portfolio will reduce within three days the amount of its borrowings in order to provide for 300% asset coverage.

To the extent a Portfolio borrows for investment purposes, borrowing creates leverage which is a speculative characteristic. Although a Portfolio is authorized to borrow, it will do so only when the Adviser or a Subadviser believes that borrowing will benefit the Portfolio after taking into account considerations such as the costs of borrowing and the likely investment returns on securities purchased with borrowed monies. Borrowing by a Portfolio will create the opportunity for increased net income but, at the same time, will involve special risk considerations. Leveraging results from borrowing and will magnify declines as well as increases in a Portfolio’s net asset value per share (“NAV”) and net yield. The Portfolios expect that all of their borrowing will be made on a secured basis.

Brady Bonds. Foreign securities include, among other things, Brady Bonds, which are securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings under a debt restructuring plan introduced by former Secretary of the United States Department of the Treasury (the “Treasury”), Nicholas F. Brady (the “Brady Plan”). Brady Plan debt restructurings have been implemented to date in Argentina, Brazil, Bulgaria, Costa Rica, Croatia, Dominican Republic, Ecuador, Jordan, Mexico, Morocco, Nigeria, Panama, Peru, the Philippines, Poland, Slovenia, Uruguay and Venezuela. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (but primarily the U.S. dollar) and are actively traded in “over-the-counter” (“OTC”) secondary markets. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate bonds or floating rate bonds, are generally collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds. Brady Bonds are often viewed as having three or four valuation components: the collateralized repayment of principal at final maturity; the collateralized interest payments; the uncollateralized interest payments; and any uncollateralized repayment of principal at maturity (these uncollateralized amounts constituting the “residual risk”). In light of the residual risk of Brady Bonds and the history of defaults of countries issuing Brady Bonds with respect to commercial bank loans by public and private entities, investments in Brady Bonds may be viewed as speculative.

Collateralized Bond Obligations, Collateralized Loan Obligations and Other Collateralized Debt Obligations. Certain Portfolios may invest in each of collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”), other collateralized debt obligations (“CDOs”) and other similarly structured securities. CBOs, CLOs and other CDOs are types of asset-backed securities. A CBO is a trust that is often backed by a diversified pool of high risk, below investment grade fixed income securities. The collateral can be from many different types of fixed income securities such as high-yield debt, residential privately issued mortgage-related securities, commercial privately issued mortgage-related securities, trust preferred securities and emerging market debt. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties. CBOs, CLOs and other CDOs may charge management fees and administrative expenses.

For CBOs, CLOs and other CDOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche, which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since they are partially protected from defaults, senior tranches from a CBO trust, CLO trust or trust of another CDO typically have higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO, CLO or other CDO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, and market anticipation of defaults, as well as aversion to CBO, CLO or other CDO securities as a class.

The risks of an investment in a CBO, CLO or other CDO depend largely on the type of the collateral securities and the class of the instrument in which a Portfolio invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus are not registered under the securities laws. As a result, investments in CBOs, CLOs and other CDOs may lack liquidity. However, an active dealer market may exist for CBOs, CLOs and other CDOs, allowing them to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities discussed elsewhere in this SAI and the Portfolios’ Prospectus (e.g., interest rate risk and default risk), CBOs, CLOs and other CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the risk that Portfolios may invest in CBOs, CLOs or other CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Convertible Securities. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock or other equity security of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to nonconvertible income securities in that they ordinarily provide a stable stream of income with generally higher yields than those of common stocks of the same or similar issuers, but lower yields than comparable nonconvertible securities. The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security’s investment value. Convertible securities rank senior to common stock in a corporation’s capital structure but are usually subordinated to comparable nonconvertible securities. Convertible securities may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument.

Holders of convertible securities generally have a claim on the assets of the issuer prior to the common stockholders but may be subordinated to other debt securities of the same issuer. A convertible security may be subject to redemption at the option of the issuer at a price established in a charter provision, indenture or other governing instrument pursuant to which the convertible security was issued. If a convertible security is called for redemption, a Portfolio will be required to redeem the security, convert it into the underlying common stock or sell it to a third party.

Certain preferred and debt securities may include loss absorption characteristics that make the securities more equity like. This is particularly true in the financial services sector. While loss absorption characteristics are relatively rare in the preferred and debt markets today, they may become more prevalent. One preferred or debt structure with loss absorption characteristics is the contingent capital security (sometimes referred to as a “CoCo”). These securities provide for mandatory conversion into common stock of the issuer under certain circumstances. The mandatory conversion might be automatically triggered, for instance, if a company fails to meet the capital minimum described in the security, the company’s regulator makes a determination that the security should convert, or the company receives specified levels of extraordinary public support. Since the common stock of the issuer may not pay a dividend, investors in these instruments could experience a reduced income rate, potentially to zero; and conversion would deepen the subordination of the investor, hence worsening standing in a bankruptcy. In addition, some such instruments have a set stock conversion rate that would cause an automatic write down of capital if the price of the stock is below the conversion price on the conversion date. In another version of a security with loss absorption characteristics, the liquidation value of the security may be adjusted downward to below the original par value under certain circumstances similar to those that would trigger a CoCo. The write down of the par value would occur automatically and would not entitle the holders to seek bankruptcy of the company.

Counterparty and Third Party Risk. Transactions involving a counterparty other than the issuer of the instrument, or a third party responsible for servicing the instrument, are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability to perform in accordance with the terms of the transaction.

Currency Volatility. The value of a Portfolio’s foreign investments may fluctuate due to changes in currency rates. A decline in the value of foreign currencies relative to the U.S. dollar generally can be expected to depress the value of the Portfolio’s non-U.S. dollar denominated securities.

Cyber Security Risk. As the use of the Internet and other technologies has become more prevalent in the course of business, each Portfolio has become more susceptible to operational and financial risks associated with cyber security. Cyber security incidents can result from deliberate attacks such as gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption, or from unintentional events, such as the inadvertent release of confidential information. Cyber security failures or breaches of a Portfolio or its service providers, financial intermediaries, or the issuers of securities in which the Portfolio invests have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of Portfolio shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs. While measures have been developed that are designed to reduce the risks associated with cyber security, there is no guarantee that those measures will be effective, particularly since a Portfolio does not directly control the cyber security defenses or plans of its service providers, financial intermediaries and companies in which it invests or with which it does business.

Derivatives. A derivative is any financial instrument whose value is derived from the value of other assets (such as stocks), reference rates or indices. Rule 18f-4 under the 1940 Act (“Rule 18f-4” or the “Derivatives Rule”) regulates the ability of a Portfolio to enter into derivative transactions and other leveraged transactions. Derivative transactions are defined by Rule 18f-4 to include (i) any swap, security-based swap, futures contract, forward contract, option, any combination of the foregoing, or any similar instrument, under which a Portfolio is or may be required to make any payment or delivery of cash or other assets during the life of the instrument or at maturity or early termination, whether as margin or settlement payment or otherwise; (ii) any short sale borrowing; (iii) any reverse repurchase agreement or similar financing transaction, if a Portfolio elects to treat them as derivatives transactions; and (iv) when-issued or forward-settling securities and non-standard settlement cycle securities, unless such transactions meet certain requirements.

Unless a Portfolio qualifies as a Limited Derivatives User (defined below), Rule 18f-4 requires a Portfolio to establish a derivatives risk management program, appoint a derivatives risk manager, and carry out enhanced reporting to the Board, the Securities and Exchange Commission (“SEC”) and the public regarding the Portfolio’s derivatives activities. In addition, the Derivatives Rule establishes limits on the derivatives transactions that a Portfolio may enter into based on the value-at-risk (“VaR”) of the Portfolio inclusive of derivatives. A Portfolio will generally satisfy the limits under the Derivatives Rule if the VaR of its portfolio (inclusive of derivatives transactions) does not exceed 200% of the VaR of its “designated reference portfolio.” The “designated reference portfolio” is a representative unleveraged index or the Portfolio’s own portfolio absent derivatives holdings, as determined by the Portfolio’s derivatives risk manager. This limits test is referred to as the “Relative VaR Test.” If a Portfolio determines that the Relative VaR Test is not appropriate for it in light of its strategy, subject to specified conditions, the Portfolio may instead comply with the Absolute VaR Test. A Portfolio will satisfy the Absolute VaR Test if the VaR of its portfolio does not exceed 20% of the value of the Portfolio’s net assets.

A Portfolio is not required to comply with the above requirements if it adopts and implements written policies and procedures reasonably designed to manage the Portfolio’s derivatives risk and its derivatives exposure does not exceed 10 percent of its net assets (as calculated in accordance with Rule 18f-4) (a “Limited Derivatives User”).

Emerging Markets. Investments in companies domiciled in emerging market countries may be subject to additional risks. Specifically, volatile social, political and economic conditions may expose investments in emerging or developing markets to economic structures that are generally less diverse and mature. Emerging market countries may have less stable political systems than those of more developed countries. As a result, it is possible that recent favorable economic developments in certain emerging market countries may be suddenly slowed or reversed by unanticipated political or social events in such countries. Moreover, the economies of individual emerging market countries may differ favorably or unfavorably from the U.S. economy in such respects as the rate of growth in gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

Another risk is that the small current size of the markets for such securities and the currently low or nonexistent volume of trading can result in a lack of liquidity and in greater price volatility. Until recently, there has been an absence of a capital market structure or market-oriented economy in certain emerging market countries. If a Portfolio’s securities will generally be denominated in foreign currencies, the value of such securities to the Portfolio will be affected by changes in currency exchange rates and in exchange control regulations. A change in the value of a foreign currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of a Portfolio’s securities. In addition, some emerging market countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. Further, certain emerging market currencies may not be internationally traded. Certain of these currencies have experienced a steady devaluation relative to the U.S. dollar. Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

A further risk is that the existence of national policies may restrict a Portfolio’s investment opportunities and may include restrictions on investment in issuers or industries deemed sensitive to national interests. Also, some emerging market countries may not have developed structures governing private or foreign investment and may not allow for judicial redress for injury to private property. Each of SA BlackRock VCP Global Multi Asset Portfolio and SA Schroders Global Allocation Portfolio may invest up to 10% of its assets in securities of emerging market issuers.

Chinese Securities. A Portfolio may invest in securities of companies domiciled in the People’s Republic of China (“China” or the “PRC”). Investing in these securities involves special risks, including, but not limited to, an authoritarian government, less developed or less efficient trading markets, nationalization of assets, currency fluctuations or blockage, and restrictions on the repatriation of invested capital. In addition, there is no guarantee that the current rapid growth rate of the Chinese economy will continue, and the trend toward economic liberalization and disparities in wealth may result in social disorder. China is considered to be an emerging market and therefore carries high levels of risk associated with emerging markets. China has experienced security concerns, such as terrorism and strained international relations, as well as major health crises. These health crises include, but are not limited to, the rapid and pandemic spread of novel viruses commonly known as SARS, MERS, and COVID-19 (Coronavirus). Such health crises could exacerbate political, social, and economic risks previously mentioned. These and other factors could have a negative impact on a Portfolio’s performance and increase the volatility of an investment in the Portfolio.

Russian Securities. In response to political and military actions undertaken by Russia, the United States, the European Union and the regulatory bodies of certain other countries have instituted numerous economic sanctions against certain Russian individuals and Russian entities, such as banning Russia from global payment systems that facilitate cross-border payments. As a result of these sanctions, the value and liquidity of Russian securities and Russian currency have experienced significant declines and Russia’s credit rating has been downgraded. These sanctions have resulted in freezing Russian securities, including securities held in the forms of ADRs and GDRs, and/or funds invested in prohibited assets, impairing the ability of a Portfolio to price, buy, sell, receive or deliver those securities and/or assets. Additional sanctions may be imposed in the future and may adversely impact, among other things, the Russian economy and various sectors of its economy. Further military action, retaliatory actions and other countermeasures that Russia may take, including the seizure of foreign residents’ or corporate entities’ assets, cyberattacks and espionage against other countries and foreign companies, may negatively impact such assets, countries and the companies in which a Portfolio invests. Any or all of these actions could potentially push Russia’s economy into a recession. The sanctions, the continued disruption of the Russian economy, and any related events could have a negative effect on the performance of funds, including a Portfolio, that have exposure to Russian investments.

Stock Connect. A Portfolio may invest in eligible exchange-traded funds and local equity Chinese securities (“China A-Shares”) of certain Chinese-domiciled companies (together, “Stock Connect Securities”) listed and traded on the Shanghai Stock Exchange (“SSE”) through the Shanghai-Hong Kong Stock Connect program and on the Shenzhen Stock Exchange (“SZSE”) through the Shenzhen-Hong Kong Stock Connect program (each, a “Stock Connect” and collectively, “Stock Connects”) or on such other stock exchanges in China which participate in Stock Connect from time to time. Each Stock Connect is a securities trading and clearing links program developed by Hong Kong Exchanges and Clearing Limited (“HKEX”), the SSE or SZSE, as applicable, and the China Securities Depository and Clearing Corporation Limited that, among other things, permits foreign investment in the PRC via brokers in Hong Kong.

The Shanghai-Hong Kong Stock Connect program launched in November 2014 and the Shenzhen-Hong Kong Stock Connect program launched in December 2016, and there is no certainty as to how the regulations governing them will be applied or interpreted. Significant risks exist with respect to investing in Stock Connect Securities through a Stock Connect. Stock Connect Securities may only be bought from, or sold to, the Portfolio when both the PRC and Hong Kong markets are open for trading and when banks in both markets are open on the corresponding settlement days. Accordingly, if one or both markets are closed on a U.S. trading day, the Portfolio may not be able to dispose of its shares in a timely manner and this could adversely affect the Portfolio’s performance. The China A-Shares market has a higher propensity for trading suspensions than many other global equity markets. Trading suspensions in certain stocks could lead to greater market execution risk and costs for the Portfolio. In addition, same day trading is not permitted on the China A-Shares market, which may inhibit the Portfolio’s ability to enter into or exit trades on a timely basis. PRC regulations require the pre-delivery of cash or securities to a broker before the market opens on the day of selling. If the cash or securities are not in the broker’s possession before the market opens on that day, the sell order will be rejected, which may limit the Portfolio’s ability to dispose of its China A-Shares purchased through a Stock Connect in a timely manner.

Although no individual investment quotas or licensing requirements apply to investors in Stock Connects, trading through a Stock Connect’s northbound trading link is subject to daily investment quota limitations, which may change. Once these quota limitations are reached, buy orders for Stock Connect Securities through a Stock Connect will be rejected, which could adversely affect a Portfolio’s ability to pursue its investment strategy. Stock Connect Securities purchased through a Stock Connect may only be sold through a Stock Connect and are not otherwise transferrable. Although Stock Connect Securities must be designated as eligible to be traded on a Stock Connect, such shares may lose their eligibility at any time, in which case they may be sold but cannot be purchased through a Stock Connect. Moreover, since all trades of eligible Stock Connect Securities through a Stock Connect must be settled in Renminbi (“RMB”), a Portfolio must have timely access to a reliable supply of offshore RMB, which cannot be guaranteed. Notably, different fees, costs and taxes are imposed on foreign investors acquiring Stock Connect Securities obtained through a Stock Connect, and these fees, costs and taxes may be higher than comparable fees, costs and taxes imposed on owners of other securities providing similar investment exposure. There is also no assurance that RMB will not be subject to devaluation. Any devaluation of RMB could adversely affect the Portfolio’s investments. If a Portfolio holds a class of shares denominated in a local currency other than RMB, the Portfolio will be exposed to currency exchange risk if the Portfolio converts the local currency into RMB for investments in China A-shares. The Portfolio may also incur conversion costs.

A Portfolio’s Stock Connect Securities are held in an omnibus account and registered in nominee name, with Hong Kong Securities Clearing Company Limited (“HKSCC”) (a clearing house operated by HKEX) serving as nominee for the Portfolio . The exact nature and rights of a Portfolio as the beneficial owner of shares through HKSCC as nominee is not well defined under PRC law, and the exact nature and enforcement methods of those rights under PRC law are also unclear. As a result, the title to these shares, or the rights associated with them (i.e., participation in corporate actions, shareholder meetings, etc.) cannot be assured.

ESG Investment Risk. To the extent that a Portfolio considers environmental, social and governance (“ESG”) criteria and application of related analyses when selecting investments, the Portfolio’s performance may be affected depending on whether such investments are in or out of favor and relative to similar funds that do not adhere to such criteria or apply such analyses. Socially responsible norms differ by country and region, and a company’s ESG practices or the Adviser’s assessment of such may change over time. A Portfolio may invest in companies that do not reflect the beliefs and values of any particular investor. Additionally, a Portfolio’s adherence to its ESG criteria and application of related analyses in connection with identifying and selecting investments in non-U.S. issuers often require subjective analysis and may be relatively more difficult than applying the ESG criteria or related analyses to investments of other issuers because data availability may be more limited with respect to non-U.S. issuers. A Portfolio’s consideration of ESG criteria may result in the Portfolio forgoing opportunities to buy certain securities when it might otherwise be advantageous to do so, or selling securities for ESG reasons when it might be otherwise disadvantageous for it to do so. A Portfolio’s investments in certain companies may be susceptible to various factors that may impact their businesses or operations, including costs associated with government budgetary constraints that impact publicly funded projects and clean energy initiatives, the effects of general economic conditions throughout the world, increased competition from other providers of services, unfavorable tax laws or accounting policies and high leverage.

Exchange Traded Funds (“ETFs”). ETFs are a type of investment company bought and sold on a securities exchange. An ETF trades like common stock. While some ETFs are passively managed and seek to replicate the performance of a particular market index or segment, other ETFs are actively-managed and do not track a particular market index or segment, thereby subjecting investors to active management risk. Most ETFs are investment companies, and, therefore, a Portfolio’s purchase of ETF shares generally is subject to the limitations on, and the risks of, the Portfolio’s investments in other investment companies. See “Other Investment Companies.” The risks of owning an ETF generally reflect the risks of owning the securities underlying the ETF, although an ETF has management fees which increase its cost. Lack of liquidity in an ETF may result in wider bid-ask spreads.

Fixed Income Securities. Certain Portfolios may invest in fixed income securities. Debt securities are considered high-quality if they are rated at least Aa by Moody’s Investor Service (“Moody’s”) or its equivalent by any other nationally recognized statistical rating organization (“NRSRO”) or, if unrated, are determined to be of equivalent investment quality. High-quality debt securities are considered to have a very strong capacity to pay principal and interest. Debt securities are considered investment grade if they are rated, for example, at least Baa3 by Moody’s or BBB- by S&P Global Ratings (“S&P”), a Division of S&P Global Inc., or their equivalent by any other NRSRO or, if not rated, are determined to be of equivalent investment quality. Investment grade debt securities are regarded as having an adequate capacity to pay principal and interest. Lower-medium quality and lower-quality securities rated, for example, Ba and B by Moody’s or its equivalent by any other NRSRO are regarded on balance as high risk and predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. The Subadvisers will not necessarily dispose of an investment grade security that has been downgraded to below investment grade. See the Appendix for a description of each rating category and a more complete description of lower-medium quality and lower-quality debt securities and their risks.

The maturity of debt securities may be considered long- (ten-plus years), intermediate- (one to ten years), or short-term (thirteen months or less). In general, the principal values of longer-term securities fluctuate more widely in response to changes in interest rates than those of shorter-term securities, providing greater opportunity for capital gain or risk of capital loss. A decline in interest rates usually produces an increase in the value of debt securities, while an increase in interest rates generally reduces their value.

Lower-Rated, Fixed Income Securities

Certain Portfolios may invest in below investment grade debt securities, which are considered speculative. Therefore, the risks associated with acquiring the securities of such issuers generally are greater than is the case with higher rated securities. For example, during an economic downturn or a sustained period of rising interest rates, issuers of high yield securities may be more likely to experience financial stress, especially if such issuers are highly leveraged. During such periods, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer’s ability to service its debt obligations also may be adversely affected by specific issuer developments, or the issuer’s inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by the issuer is significantly greater for the holders of lower-rated securities because such securities may be unsecured and may be subordinated to other creditors of the issuer.

Lower-rated, fixed income securities frequently have call or redemption features which would permit an issuer to repurchase the security from a Portfolio. If a call were exercised by the issuer during a period of declining interest rates, a Portfolio likely would have to replace such called security with a lower yielding security, thus decreasing the net investment income to the Portfolio and dividends to shareholders.

A Portfolio may have difficulty disposing of certain lower-rated, fixed income securities because there may be a thin trading market for such securities. The secondary trading market for high-yield securities is generally not as liquid as the secondary market for higher-rated securities. Reduced secondary market liquidity may have an adverse impact on market price and a Portfolio’s ability to dispose of particular issues when necessary to meet the Portfolio’s liquidity needs or in response to a specific economic event such as deterioration in the creditworthiness of the issuer.

Adverse publicity and investor perceptions, which may not be based on fundamental analysis, also may decrease the value and liquidity of lower-rated, fixed income securities, particularly in a thinly traded market. Factors adversely affecting the market value of lower-rated, fixed income securities are likely to adversely affect a Portfolio’s net asset value (“NAV”). In addition, a Portfolio may incur additional expenses to the extent it is required to seek recovery upon the default of a portfolio holding or to participate in the restructuring of the obligation.

There are risks involved in applying credit ratings as a method for evaluating lower-rated, fixed income securities. For example, credit ratings evaluate the safety of principal and interest payments, not the market risks involved in lower-rated, fixed income securities. Since credit rating agencies may fail to change the credit ratings in a timely manner to reflect subsequent events, the Adviser or a Subadviser will monitor the issuers of lower-rated, fixed income securities in a Portfolio to determine if the issuers will have sufficient cash flow and profits to meet required principal and interest payments, and to assure the debt securities’ liquidity stays within the parameters of the Portfolio’s investment policies. The Subadvisers will not necessarily dispose of a portfolio security when its ratings have been changed.

Investments in already defaulted securities pose an additional risk of loss should nonpayment of principal and interest continue in respect of such securities. Even if such securities are held to maturity, recovery of a Portfolio’s initial investment and any anticipated income or appreciation is uncertain. In addition, a Portfolio may incur additional expenses to the extent that it is required to seek recovery relating to the default in the payment of principal or interest on such securities or otherwise protect its interests. A Portfolio may be required to liquidate other portfolio securities to satisfy annual distribution obligations of a Portfolio in respect of accrued interest income on securities which are subsequently written off, even though such Portfolio has not received any cash payments of such interest.

Foreign Currency

A Portfolio may buy foreign currencies when it believes the value of the currency will increase. Changes in foreign exchange rates will affect the U.S. dollar value of securities that are denominated in non-U.S. currencies. In addition, a Portfolio’s income from foreign currency-denominated securities is typically denominated in foreign currency. When a Portfolio receives income denominated in foreign currencies, it computes the U.S. dollar value of that income earned by the Portfolio for purposes of determining Portfolio distributions at the foreign exchange rate in effect on that date. If the value of the foreign currency declines in relation to the U.S. dollar between the time that a Portfolio earns the income and the time that the income is converted into U.S. dollars, the Portfolio may be required to liquidate other assets in order to make up the shortfall. A Portfolio may also buy foreign currencies to pay for foreign securities bought for the Portfolio or for hedging purposes.

Floating Rate Obligations. These securities have a coupon rate that changes at least annually and generally more frequently. The coupon rate is set in relation to money market rates. The obligations, issued primarily by banks, other corporations, governments and semi-governmental bodies, may have a maturity in excess of one year. In some cases, the coupon rate may vary with changes in the yield on Treasury bills or notes or with changes in a reference rate such as the Secured Overnight Financing Rate (“SOFR”).

Foreign Securities. Foreign securities are securities of issuers that are economically tied to a non-U.S. country. Except as otherwise described in a Portfolio’s principal investment strategies or as determined by a Portfolio’s subadviser, a Portfolio will consider an issuer to be economically tied to a non-U.S. country by looking at a number of factors, including the domicile of the issuer’s senior management, the primary stock exchange on which the issuer’s security trades, the country from which the issuer produced the largest portion of its revenue, and its reporting currency. A foreign security includes corporate debt securities of foreign issuers (including preferred or preference stock), certain foreign bank obligations and U.S. dollar or foreign currency-denominated obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and of international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development, the Asian Development Bank and the Inter-American Development Bank.

A Portfolio may invest in non-U.S. dollar-denominated foreign securities, in accordance with its specific investment objective(s), investment programs, policies, and restrictions. Investing in foreign securities may involve advantages and disadvantages not present in domestic investments. There may be less publicly available information about securities not registered domestically, or their issuers, than is available about domestic issuers or their domestically registered securities. Stock markets outside the U.S. may not be as developed as domestic markets, and there may also be less government supervision of foreign exchanges and brokers. Foreign securities may be less liquid or more volatile than U.S. securities. Trade settlements may be slower and could possibly be subject to failure. In addition, brokerage commissions and custodial costs with respect to foreign securities may be higher than those for domestic investments. Accounting, auditing, financial reporting and disclosure standards for foreign issuers may be different than those applicable to domestic issuers. Non-U.S. dollar-denominated foreign securities may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations (including currency blockage) and a Portfolio may incur costs in connection with conversions between various currencies. Foreign securities may also involve risks due to changes in the political or economic conditions of such foreign countries, the possibility of expropriation of assets or nationalization, and possible difficulty in obtaining and enforcing judgments against foreign entities.

Investments in the securities of foreign issuers often involve currencies of foreign countries and may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations and may incur costs in connection with conversions between various currencies. To the extent that a Portfolio is fully invested in foreign securities while also maintaining currency positions, it may be exposed to greater combined risk. A Portfolio also may be subject to currency exposure independent of its securities positions.

Currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or anticipated changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also can be affected unpredictably by intervention by U.S. or foreign governments or central banks or the failure to intervene or by currency controls or political developments in the United States or abroad. To the extent that a substantial portion of a Portfolio’s total assets, adjusted to reflect the Portfolio’s net position after giving effect to currency transactions, is denominated or quoted in the currencies of foreign countries, the Portfolio will be more susceptible to the risk of adverse economic and political developments within those countries. A Portfolio’s net currency positions may expose it to risks independent of its securities positions. In addition, if the payment declines in value against the U.S. dollar before such income is distributed as dividends to shareholders or converted to U.S. dollars, the Portfolio may have to sell portfolio securities to obtain sufficient cash to pay such dividends.

Forward Foreign Currency Exchange Contracts (“Forward Contracts”). Forward Contracts involve bilateral obligations of one party to purchase, and another party to sell, a specific currency at a future date (which may be any fixed number of days from the date of the contract agreed upon by the parties), at a price set at the time the contract is entered into. Portfolios may enter into Forward Contracts for various purposes, including, but not limited to, facilitating settlement of foreign currency denominated portfolio transactions, attempting to protect securities and related receivables and payables against changes in future foreign exchange rates, hedging portfolio exposure to benchmark currency allocation, managing exposure to certain foreign currencies or enhancing return. Without limiting the foregoing, a Portfolio may also enter into Forward Contracts for hedging purposes, to seek to increase total return, to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.

Forward Contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Institutions that deal in forward currency contracts, however, are not required to continue to make markets in the currencies they trade and these markets can experience periods of illiquidity. Although foreign exchange dealers generally do not charge a fee for such transactions, they do realize a profit based on the difference between the price at which they are buying and selling various currencies.

The Dodd-Frank Wall Street Reform and Consumer Protection Act (“Dodd-Frank”), which is described below, includes forward foreign exchange transactions (but not bona fide spot foreign exchange transactions) in the definition of “swap” and therefore contemplates that certain of these contracts may be exchange-traded, cleared by a clearinghouse and regulated by the Commodity Futures Trading Commission (the “CFTC”). A limited category of forward foreign exchange transactions was excluded from certain of the Dodd-Frank regulations, as permitted thereunder, by the Secretary of the United States Department of the U.S. Treasury (“Treasury”) and therefore that class of forward foreign currency contracts as well as bona fide spot foreign exchange transactions, which are settled through delivery of the foreign currency, will not be subject to full regulation by the CFTC, public reporting or to mandatory margining by counterparties and the Trust under regulations of the CFTC and the regulators of U.S. banks, bank holding companies and other regulated depository institutions (the “Prudential Regulators”). As a result, a Portfolio may not receive certain of the benefits of CFTC regulation or of mandatory bilateral margining for certain of its trading activities, including certain Forward Contracts although such Forward Contracts will be subject to the limits set forth in the Derivatives Rule.

Each of the Portfolios, except for the SA JPMorgan Ultra-Short Bond Portfolio, may invest in Forward Contracts consistent with their respective investment goals and investment strategies. To the extent that a substantial portion of a Portfolio’s total assets, adjusted to reflect the Portfolio’s net position after giving effect to currency transactions, is denominated or quoted in the currencies of foreign countries, the Portfolio will be more susceptible to the risk of adverse economic and political developments within those countries.

Forward Contracts are generally used to protect against uncertainty in the level of future exchange rates. The use of Forward Contracts does not eliminate fluctuations in the prices of the underlying securities a Portfolio owns or intends to acquire, but it does fix a rate of exchange in advance. In addition, although Forward Contracts limit the risk of loss due to a decline in the value of the hedged currencies, at the same time they limit any potential gain that might result should the value of the currencies increase. Moreover, costs involved in entering into Forward Contracts will reduce the benefit of such contracts.

Forward Contracts may also be entered into with respect to specific transactions. For example, when a Portfolio enters into a contract for the purchase or sale of a security denominated in (or affected by fluctuations in, in the case of ADRs) a foreign currency, or when a Portfolio anticipates receipt of dividend payments in a foreign currency, the Portfolio may desire to “lock-in” the U.S. dollar price of the security or the U.S. dollar equivalent of such payment by entering into a Forward Contract, for a fixed amount of U.S. dollars per unit of foreign currency. Entry into a Forward Contract or a spot contract may also be used to facilitate the purchase or sale of the underlying foreign security or to close-out an existing Forward Contract. A Portfolio will thereby be able to protect itself against a possible loss resulting from an adverse change in the relationship between the currency exchange rates during the period between: the date on which the security is purchased and the date it is sold; the date on which a purchase is planned and the date it is effected; the date on which a dividend payment is declared and the date on which such payment is made or received; and the date on which a hedging transaction is entered into and the date it is terminated.

Forward Contracts are also used to lock in the U.S. dollar value of portfolio positions (“position hedge”). In a position hedge, for example, when a Portfolio believes that a particular foreign currency may suffer a substantial decline against the U.S. dollar, it may enter into a Forward Contract to sell an amount of that foreign currency approximating the value of some or all of the portfolio securities denominated in (or affected by fluctuations in, in the case of ADRs) such foreign currency, or when a Portfolio believes that the U.S. dollar may suffer a substantial decline against a foreign currency, it may enter into a Forward Contract to buy that foreign currency for a fixed dollar amount in exchange for U.S. dollars. In this situation, a Portfolio may, in the alternative, enter into a Forward Contract to sell a different foreign currency for a fixed U.S. dollar amount where the Portfolio believes that the U.S. dollar value of the currency to be sold pursuant to the Forward Contract will fall whenever there is a decline in the U.S. dollar value of the currency in which portfolio securities of the Portfolio are denominated (“cross-hedged”). A Portfolio may also hedge investments denominated in a foreign currency by entering into forward currency contracts with respect to a foreign currency that is expected to correlate to the currency in which the investments are denominated (“proxy hedging”). In addition, the SA PIMCO Global Bond Opportunities Portfolio may enter into foreign currency transactions to seek a closer correlation between its overall currency exposures and the currency exposures of its performance benchmark.

The precise matching of the Forward Contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of these securities between the date the Forward Contract is entered into and the date it is sold. Accordingly, it may be necessary for a Portfolio to purchase additional foreign currency on the spot (i.e., cash) market (and bear the expense of such purchase), if the market value of the security is less than the amount of foreign currency a Portfolio is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency a Portfolio is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward Contracts involve the risk that anticipated currency movements will not be accurately predicted, causing a Portfolio to sustain losses on these contracts and transaction costs.

At or before the maturity of a Forward Contract requiring a Portfolio to sell a currency, the Portfolio may either sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Portfolio will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, a Portfolio may close out a Forward Contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. A Portfolio would realize a gain or loss as a result of entering into such an offsetting Forward Contract under either circumstance to the extent the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and offsetting contract, net of related transaction costs.

The cost to a Portfolio of engaging in Forward Contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because Forward Contracts are usually entered into on a principal basis, no fees or commissions are involved, but transaction costs are charged through a spread. Because such contracts are not traded on an exchange, a Portfolio must evaluate the credit and performance risk of each particular counterparty under a Forward Contract as well as the pricing or spread offered.

Although a Portfolio values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. A Portfolio may convert foreign currency from time to time, and investors should be aware of the costs of currency conversion. Foreign exchange dealers do not charge a fee for conversion, but they do seek to realize a profit based on the difference between the prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to a Portfolio at one rate, while offering a lesser rate of exchange should the Portfolio desire to resell that currency to the dealer.

The portfolio management team for the SA PIMCO Global Bond Opportunities Portfolio may manage the foreign exchange risk embedded in foreign securities by means of a currency overlay program. The program may be utilized to protect the value of foreign investments in sustained periods of dollar appreciation and to increase returns by seeking to take advantage of foreign exchange fluctuations.

Hybrid Instruments. Hybrid instruments, including indexed and structured securities, combine the elements of derivatives, including futures contracts or options, with those of debt, preferred equity or a depository instrument (each, a “Hybrid Instrument” and collectively, “Hybrid Instruments”). Generally, a Hybrid Instrument will be a debt security, preferred stock, depository share, trust certificate, certificate of deposit or other evidence of indebtedness on which a portion of or all interest payments, and/or the principal or stated amount payable at maturity, redemption or retirement, is determined by reference to prices, changes in prices, or differences between prices of securities, currencies, intangibles, goods, articles or commodities (collectively, “Underlying Assets”) or by another objective index, economic factor or other measure, such as interest rates, currency exchange rates, commodity indices, and securities indices (collectively, “Benchmarks”). Thus, Hybrid Instruments may take a variety of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity.

Hybrid Instruments may be an efficient means of creating exposure to a particular market, or segment of a market, with the objective of enhancing total return. For example, a Portfolio may wish to take advantage of expected declines in interest rates in several European countries, but avoid the transaction costs associated with buying and currency-hedging the foreign bond positions. One solution would be to purchase a U.S. dollar-denominated Hybrid Instrument whose redemption price is linked to the average three-year interest rate in a designated group of countries. The redemption price formula would provide for payoffs of greater than par if the average interest rate was lower than a specified level, and payoffs of less than par if rates were above the specified level. Furthermore, the Portfolio could limit the downside risk of the security by establishing a minimum redemption price so that the principal paid at maturity could not be below a predetermined minimum level if interest rates were to rise significantly. The purpose of this arrangement, known as a structured security with an embedded put option, would be to give the Portfolio the desired European bond exposure while avoiding currency risk, limiting downside market risk, and lowering transaction costs. Of course, there is no guarantee that the strategy will be successful and the Portfolio could lose money if, for example, interest rates do not move as anticipated or credit problems develop with the issuer of the Hybrid Instrument.

The risks of investing in Hybrid Instruments reflect a combination of the risks of investing in securities, options, futures and currencies. Thus, an investment in a Hybrid Instrument may entail significant risks that are not associated with a similar investment in a traditional debt instrument that has a fixed principal amount, is denominated in U.S. dollars or bears interest either at a fixed rate or a floating rate determined by reference to a common, nationally published Benchmark. The risks of a particular Hybrid Instrument will depend upon the terms of the instrument, but may include, without limitation, the possibility of significant changes in the Benchmarks or the prices of Underlying Assets to which the instrument is linked. Such risks generally depend upon factors unrelated to the operations or credit quality of the issuer of the Hybrid Instrument, which may not be readily foreseen by the purchaser, such as economic and political events, the supply and demand for the Underlying Assets and interest rate movements. In recent years, various Benchmarks and prices for Underlying Assets have been highly volatile, and such volatility may be expected in the future. Reference is also made to the discussion of futures, options, and Forward Contracts herein for a discussion of the risks associated with such investments.

Hybrid Instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular Hybrid Instrument, changes in a Benchmark may be magnified by the terms of the Hybrid Instrument and have an even more dramatic and substantial effect upon the value of the Hybrid Instrument. Also, the prices of the Hybrid Instrument and the Benchmark or Underlying Asset may not move in the same direction or at the same time.

Hybrid Instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Alternatively, Hybrid Instruments may bear interest at above market rates but bear an increased risk of principal loss (or gain). The latter scenario may result if “leverage” is used to structure the Hybrid Instrument. Leverage risk occurs when the Hybrid Instrument is structured so that a given change in a Benchmark or Underlying Asset is multiplied to produce a greater value change in the Hybrid Instrument, thereby magnifying the risk of loss as well as the potential for gain.

Hybrid Instruments may also carry illiquidity risk since the instruments are often “customized” to meet the portfolio needs of a particular investor, and therefore, the number of investors that are willing and able to buy such instruments in the secondary market may be smaller than that for more traditional debt securities. Under certain conditions, the redemption (or sale) value of such an investment could be zero. In addition, because the purchase and sale of Hybrid Instruments could take place in an OTC market without the guarantee of a central clearing organization or in a transaction between a Portfolio and the issuer of the Hybrid Instrument, the creditworthiness of the counterparty or issuer of the Hybrid Instrument would be an additional risk factor the Portfolio would have to consider and monitor. Hybrid Instruments also may not be subject to regulation by the CFTC (which generally regulates the trading of commodity interests by U.S. persons), the SEC (which regulates the offer and sale of securities by and to U.S. persons), or any other governmental regulatory authority.

The various risks discussed above, particularly the market risk of such instruments, may in turn cause significant fluctuations in the NAV of a Portfolio. Accordingly, a Portfolio that so invests will limit its investments in Hybrid Instruments to 10% of its total assets.

Hybrid instruments include Participation Notes and Participatory Notes (“P-notes”). P-notes are participation interest notes that are issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying equity, debt, currency or market. If the P-note were held to maturity, the issuer would pay to, or receive from, the purchaser the difference between the nominal value of the underlying instrument at the time of purchase and that instrument’s value at maturity. The holder of a P-note that is linked to a particular underlying security or instrument may be entitled to receive any dividends paid in connection with that underlying security or instrument, but typically does not receive voting rights as it would if it directly owned the underlying security or instrument. P-notes involve transaction costs. Investments in P-notes involve the same risks associated with a direct investment in the underlying securities, instruments or markets that they seek to replicate. In addition, there can be no assurance that there will be a trading market for a P-note or that the trading price of a P-note will equal the underlying value of the security, instrument or market that it seeks to replicate. Due to liquidity and transfer restrictions, the secondary markets on which a P-note is traded may be less liquid than the market for other securities, or may be completely illiquid, which may also affect the ability of a Portfolio to accurately value a P-note. P-notes typically constitute general unsecured contractual obligations of the banks or broker-dealers that issue them, which subjects a Portfolio that holds them to counterparty risk (and this risk may be amplified if a Portfolio purchases P-notes from only a small number of issuers).

Hybrid Instruments also include structured investments, which are securities having a return tied to an underlying index or other security or asset. Structured investments are organized and operated to restructure the investment characteristics of the underlying security. This type of restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments (such as commercial bank loans) and the issuance by that entity of one or more classes of securities (“Structured Securities”) backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued Structured Securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of the payments made with respect to Structured Securities is dependent on the extent of the cash flow on the underlying instruments. Because Structured Securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. The Portfolios may invest in classes of Structured Securities that are either subordinated or unsubordinated to the right of payment of another class. Subordinated Structured Securities typically have higher yields and present greater risks than unsubordinated Structured Securities. Structured Securities are typically sold in private placement transactions, and there currently is no active trading market for Structured Securities. Investments in government and government-related and restructured debt instruments are subject to special risks, including the inability or unwillingness to repay principal and interest, requests to reschedule or restructure outstanding debt and requests to extend additional loan amounts. Certain issuers of structured securities may be deemed to be investment companies as defined in the 1940 Act. As a result, the Portfolios’ investments in these Structured Securities may be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.

A credit linked note (“CLN”) is a type of hybrid instrument in which a special purpose entity issues a structured note (the “Note Issuer”) that is intended to replicate a corporate bond or a portfolio of corporate bonds. The purchaser of the CLN (the “Note Purchaser”) invests a par amount and receives a payment during the term of the CLN that equals a fixed- or floating-rate of interest equivalent to a high-rated funded asset (such as a bank certificate of deposit) plus an additional premium that relates to taking on the credit risk of an identified bond (the “Reference Bond”). Upon maturity of the CLN, the Note Purchaser will receive a payment equal to (i) the original par amount paid to the Note Issuer, if there is neither a designated event of default (an “Event of Default”) with respect to the Reference Bond nor a restructuring of the issuer of the Reference Bond (a “Restructuring Event”) or (ii) the value of the Reference Bond, if an Event of Default or a Restructuring Event has occurred. Depending upon the terms of the CLN, it is also possible that the Note Purchaser may be required to take physical delivery of the Reference Bond in the event of an Event of Default or a Restructuring Event.

Illiquid Investments. Under the Liquidity Rule (as defined below), no more than 15% of a Portfolio’s net assets may be invested in illiquid investments. An illiquid investment is any investment that a Portfolio reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If illiquid investments exceed 15% of a Portfolio’s net assets, the Liquidity Rule and the Liquidity Program (as defined below) require that certain remedial actions be taken. Investment of a Portfolio’s assets in illiquid investments may restrict the ability of the Portfolio to dispose of its investments in a timely fashion and for a fair price as well as its ability to take advantage of market opportunities. The risks associated with illiquidity will be particularly acute where a Portfolio’s operations require cash, such as when the Portfolio redeems shares or pays dividends, and could result in the Portfolio borrowing to meet short-term cash requirements or incurring capital losses on the sale of illiquid investments.

Income Trust. An income trust is an investment trust that holds income-producing assets and that has issued units that trade like a stock on an exchange. Income trusts attempt to hold assets that will generate a steady flow of income, such as lease payments from an office building. The income is passed on to the unit holders.

Interfund Borrowing and Lending Program. The Trust has received exemptive relief from the SEC that permits a Portfolio to participate in an interfund lending program among investment companies advised by SunAmerica or an affiliate. The interfund lending program allows the participating Portfolios to borrow money from and loan money to each other for temporary or emergency purposes. The program is subject to a number of conditions designed to ensure fair and equitable treatment of participating Portfolios, including the requirement that no Portfolio may borrow from the program unless it receives a more favorable interest rate than would be available to any of the participating Portfolios from a typical bank for a comparable transaction. In addition, a Portfolio may participate in the program only if and to the extent that such participation is consistent with the Portfolio’s investment objective and policies (for instance, money market funds would normally participate only as lenders). Interfund loans and borrowings may extend overnight but could have a maximum duration of seven days. Loans may be called on one business day’s notice. A Portfolio may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending Portfolio could result in a lost investment opportunity or additional costs. The program is subject to the oversight and periodic review of the Board of the participating Portfolios. To the extent a Portfolio is actually engaged in borrowing through the interfund lending program, the Portfolio will comply with its investment policy on borrowing.

Inverse Floaters. Inverse floaters are leveraged inverse floating rate debt instruments. The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher degree of leverage inherent in inverse floaters is associated with greater volatility in their market values. Accordingly, the duration of an inverse floater may exceed its stated final maturity.

IPO Investing. A Portfolio’s purchase of shares issued as part of, or a short period after, a company’s initial public offering (“IPOs”) exposes it to the risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers may be volatile, and share prices of newly public companies have fluctuated in significant amounts over short periods of time. The effect of IPOs on a Portfolio’s performance depends on a variety of factors, including the number of IPOs the Portfolio invests in relative to the size of the Portfolio and whether and to what extent a security purchased in an IPO appreciates or depreciates in value. As a Portfolio’s asset base increases, IPOs often have a diminished effect on the Portfolio’s performance. Companies offering stock in IPOs generally have limited operating histories and purchase of their securities may involve greater investment risk.

LIBOR Transition Risk. A Portfolio’s investments, payment obligations and financing terms may be based on the London Interbank Offered Rate (“LIBOR”). The United Kingdom’s Financial Conduct Authority (“FCA”), which regulates LIBOR, has ceased publishing all LIBOR settings. In April 2023, however, the FCA announced that the 1-month, 3-month and 6-month U.S. dollar LIBOR settings will continue to be published under a synthetic methodology until September 30, 2024 for certain legacy contracts. All other LIBOR settings have ceased to be published.

On March 15, 2022, the Adjustable Interest Rate (LIBOR) Act (the “LIBOR Act”) was signed into law, providing a statutory fallback mechanism to replace LIBOR with a benchmark rate that is selected by the Federal Reserve Board and based on SOFR for certain contracts that reference LIBOR without adequate fallback provisions. Under U.S. regulations that implement a statutory fallback mechanism to replace LIBOR, benchmark rates based on SOFR have replaced LIBOR in certain financial contracts.

The LIBOR Act and any additional regulatory or market changes may have an adverse impact on a Portfolio or its investments. Neither the effect of the LIBOR transition process nor its ultimate success can yet be known.

Liquidity Risk Management. Rule 22e-4 under the 1940 Act (the “Liquidity Rule”) requires open-end funds, such as the Portfolios, to adopt a liquidity risk management program and enhance disclosures regarding fund liquidity. As required by the Liquidity Rule, the Portfolios have implemented their liquidity risk management program (the “Liquidity Program”), and the Board has appointed SunAmerica as the liquidity risk program administrator of the Liquidity Program. Under the Liquidity Program, SunAmerica assesses, manages, and periodically reviews each Portfolio’s liquidity risk and classifies each investment held by a Portfolio as a “highly liquid investment,” “moderately liquid investment,” “less liquid investment” or “illiquid investment.” The Liquidity Rule defines “liquidity risk” as the risk that a Portfolio could not meet requests to redeem shares issued by the Portfolio without significant dilution of the remaining investors’ interests in the Portfolio. The liquidity of a Portfolio’s portfolio investments is determined based on relevant market, trading and investment-specific considerations under the Liquidity Program. To the extent that an investment is deemed to be an illiquid investment or a less liquid investment, a Portfolio can expect to be exposed to greater liquidity risk.

Loan Participations and Assignments. Loan participations and assignments include investments in fixed and floating rate loans (“Loans”) arranged through private negotiations between an issuer of sovereign or corporate debt obligations and one or more financial institutions (“Lenders”). Investments in Loans are expected in most instances to be in the form of participations in Loans (“Participations”) and assignments of all or a portion of Loans (“Assignments”) from third parties. In the case of Participations, the Portfolios will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In the event of the insolvency of the Lender selling a Participation, a Portfolios may be treated as a general creditor of the Lender and may not benefit from any setoff between the Lender and the borrower. A Portfolio will acquire Participations only if the Lenders interpositioned between the Portfolio and the borrower are determined by the Subadviser to be creditworthy. When a Portfolio purchase Assignments from Lenders they will acquire direct rights against the borrower on the Loan. Because Assignments are arranged through private negotiations between potential assignees and potential assignors, however, the rights and obligations acquired by a Portfolios as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender. Because there is no liquid market for such securities, the Portfolio anticipate that such securities could be sold only to a limited number of institutional investors. The lack of a liquid secondary market may have an adverse impact on the value of such securities and the Portfolios’ ability to dispose of particular Assignments or Participations when necessary to meet the Portfolios’ liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market for Assignments and Participations also may make it more difficult for the Portfolios to assign a value to these securities for purposes of valuing the Portfolios and calculating their NAV.

The highly leveraged nature of many such Loans may make such Loans especially vulnerable to adverse changes in economic or market conditions. Participations and other direct investments may not be in the form of securities or may be subject to restrictions on transfer, and there may be no liquid market for such securities, as described above.

In certain circumstances, Loans may not be deemed to be securities, and in the event of fraud or misrepresentation by a borrower or an arranger, Lenders and purchasers of interests in Loans, such as the Portfolios, will not have the protection of the anti-fraud provisions of the federal securities laws, as would be the case for bonds or stocks, and there may be less publicly available information about Loans than about securities. Instead, in such cases, Lenders generally rely on the contractual provisions in the Loan agreement itself and common-law fraud protections under applicable state law.

The SA MFS Total Return Portfolio and the SA PIMCO Global Bond Opportunities Portfolio may also purchase or trade other claims against companies, which generally represent money owed by the company to a supplier of goods or services. These claims may also be purchased at a time when the company is in default. Certain of the loan participations acquired by the Portfolio may involve revolving credit facilities or other standby financing commitments that obligate the Portfolio to pay additional cash on a certain date or on demand.

Master Limited Partnerships (“MLPs”). Certain companies are organized as master limited partnerships in which ownership interests are publicly traded. MLPs often own several properties or businesses (or directly own interests) that are related to real estate development and oil and gas industries, but they also may finance motion pictures, research and development and other projects. Generally, an MLP is operated under the supervision of one or more managing general partners. Limited partners (including a Portfolio if it invests in an MLP) are not involved in the day-to-day management of the partnership. They are allocated income and capital gains associated with the partnership project in accordance with the terms established in the partnership agreement.

Effective for taxable years beginning after December 31, 2017 and on or before December 31, 2025, individuals and certain other non-corporate entities, such as partnerships, may claim a deduction for 20% of “qualified publicly traded partnership income,” such as income from MLPs. However, the new law does not include any provision for a regulated investment company to pass the character of its qualified publicly traded partnership income through to its shareholders. As a result, an investor who invests directly in MLPs will be able to receive the benefit of that deduction, while a shareholder in a Portfolio will not.

The risks of investing in an MLP are generally those inherent in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be less protections afforded investors in an MLP than investors in a corporation. Additional risks involved with investing in an MLP are risks associated with the specific industry or industries in which the partnership invests, such as the risks of investing in real estate, or the oil and gas industries.

Mortgage-Backed Securities. Mortgage-backed securities include investments in mortgage-related securities, including certain U.S. government securities such as Government National Mortgage Association (“GNMA”), Federal National Mortgage Association (“FNMA”) or Federal Home Loan Mortgage Corporation (“FHLMC”) certificates (as defined below), and private mortgage-related securities which represent an undivided ownership interest in a pool of mortgages. The mortgages backing these securities include conventional thirty-year fixed rate mortgages, fifteen-year fixed rate mortgages, graduated payment mortgages and adjustable rate mortgages. The U.S. government or the issuing agency guarantees the payment of interest and principal of these securities. However, the guarantees do not extend to the securities’ yield or value, which are likely to vary inversely with fluctuations in interest rates. These certificates are in most cases pass-through instruments, through which the holder receives a share of all interest and principal payments, including prepayments, on the mortgages underlying the certificate, net of certain fees.

The yield on mortgage-backed securities is based on the average expected life of the underlying pool of mortgage loans. Because the prepayment characteristics of the underlying mortgages vary, it is not possible to predict accurately the average life of a particular issue of pass-through certificates. Mortgage-backed securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying mortgage obligations. Thus, the actual life of any particular pool will be shortened by any unscheduled or early payments of principal and interest. Principal prepayments generally result from the sale of the underlying property or the refinancing or foreclosure of underlying mortgages. The occurrence of prepayments is affected by a wide range of economic, demographic and social factors and, accordingly, it is not possible to predict accurately the average life of a particular pool. Yield on such pools is usually computed by using the historical record of prepayments for that pool, or, in the case of newly-issued mortgages, the prepayment history of similar pools. The actual prepayment experience of a pool of mortgage loans may cause the yield realized by a Portfolio to differ from the yield calculated on the basis of the expected average life of the pool.

Prepayments tend to increase during periods of falling interest rates, while during periods of rising interest rates prepayments will most likely decline. When prevailing interest rates rise, the value of a pass-through security may decrease as does the value of other debt securities, but, when prevailing interest rates decline, the value of a pass-through security is not likely to rise on a comparable basis with other debt securities because of the prepayment feature of pass-through securities. The reinvestment of scheduled principal payments and unscheduled prepayments that the Portfolio receives may occur at higher or lower rates than the original investment, thus affecting the yield of the Portfolio. Monthly interest payments received by the Portfolio have a compounding effect, which may increase the yield to shareholders more than debt obligations that pay interest semi-annually. Because of those factors, mortgage-backed securities may be less effective than U.S. Treasury bonds of similar maturity at maintaining yields during periods of declining interest rates. Accelerated prepayments adversely affect yields for pass-through securities purchased at a premium (i.e., at a price in excess of the principal amount) and may involve additional risk of loss of principal because the premium may not have been fully amortized at the time the obligation is repaid. The opposite is true for pass-through securities purchased at a discount. A Portfolio may purchase mortgage-backed securities at a premium or at a discount.

The following is a description of GNMA, FNMA and FHLMC certificates, the most widely available mortgage-backed securities:

GNMA Certificates (“GNMA Certificates”). GNMA Certificates are mortgage-backed securities that evidence an undivided interest in a pool or pools of mortgages. GNMA Certificates that a Portfolio may purchase are the modified pass-through type, which entitle the holder to receive timely payment of all interest and principal payments due on the mortgage pool, net of fees paid to the issuer and GNMA, regardless of whether or not the mortgagor actually makes the payment.

GNMA guarantees the timely payment of principal and interest on securities backed by a pool of mortgages insured by the Federal Housing Administration or the Farmers Home Administration, or guaranteed by the Veterans Administration . The GNMA guarantee is authorized by the National Housing Act and is backed by the full faith and credit of the United States. The GNMA is also empowered to borrow without limitation from the U.S. Treasury if necessary to make any payments required under its guarantee.

The average life of a GNMA Certificate is likely to be substantially shorter than the original maturity of the mortgages underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosure will usually result in the return of the greater part of principal investment long before the maturity of the mortgages in the pool. Foreclosures impose no risk to principal investment because of the GNMA guarantee, except to the extent that a Portfolio has purchased the certificates at a premium in the secondary market. As prepayment rates of the individual mortgage pools vary widely, it is not possible to predict accurately the average life of a particular issue of GNMA Certificates.

FHLMC Certificates. The FHLMC issues two types of mortgage pass-through securities: mortgage participation certificates (“PCs”) and guaranteed mortgage certificates (“GMCs”) (collectively, “FHLMC Certificates”). PCs resemble GNMA Certificates in that each PC represents a pro rata share of all interest and principal payments made and owed on the underlying pool. The FHLMC guarantees timely monthly payment of interest (and, under certain circumstances, principal) of PCs and the ultimate payment of principal.

GMCs also represent a pro rata interest in a pool of mortgages. However, these instruments pay interest semi-annually and return principal once a year in guaranteed minimum payments. The expected average life of these securities is approximately 10 years. The FHLMC guarantee is not backed by the full faith and credit of the U.S. government.

FNMA Certificates. The FNMA issues guaranteed mortgage pass-through certificates (“FNMA Certificates”). FNMA Certificates represent a pro rata share of all interest and principal payments made and owed on the underlying pool. FNMA guarantees timely payment of interest and principal on FNMA Certificates. The FNMA guarantee is not backed by the full faith and credit of the U.S. government.

Although the U.S. government has provided financial support to FHLMC and FNMA, there can be no assurance that it will support these or other government-sponsored enterprises in the future.

Other types of mortgage-backed securities include:

Conventional Mortgage Pass-Through Securities (“Conventional Mortgage Pass-Throughs”) represent participation interests in pools of mortgage loans that are issued by trusts formed by originators of the institutional investors in mortgage loans (or represent custodial arrangements administered by such institutions). These originators and institutions include commercial banks, savings and loan associations, credit unions, savings banks, insurance companies, investment banks or special purpose subsidiaries of the foregoing. For U.S. federal income tax purposes, such trusts are generally treated as grantor trusts or real estate mortgage investment conduits (“REMICs”) and, in either case, are generally not subject to any significant amount of U.S. federal income tax at the entity level.

The mortgage pools underlying Conventional Mortgage Pass-Throughs consist of conventional mortgage loans evidenced by promissory notes secured by first mortgages or first deeds of trust or other similar security instruments creating a first lien on residential or mixed residential and commercial properties. Conventional Mortgage Pass-Throughs (whether fixed or adjustable rate) provide for monthly payments that are a “pass-through” of the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans, net of any fees or other amount paid to any guarantor, administrator and/or servicer of the underlying mortgage loans. A trust fund with respect to which a REMIC election has been made may include regular interests in other REMICs, which in turn will ultimately evidence interests in mortgage loans.

Conventional mortgage pools generally offer a higher rate of interest than government and government-related pools because of the absence of any direct or indirect government or agency payment guarantees. However, timely payment of interest and principal of mortgage loans in these pools may be supported by various forms of insurance or guarantees, including individual loans, title, pool and hazard insurance and letters of credit. The insurance and guarantees may be issued by private insurers and mortgage poolers. Although the market for such securities is becoming increasingly liquid, mortgage-related securities issued by private organizations may not be readily marketable.

Collateralized Mortgage Obligations (“CMOs”). CMOs are fully collateralized bonds that are the general obligations of the issuer thereof (e.g., the U.S. government, a U.S. government instrumentality, or a private issuer). Such bonds generally are secured by an assignment to a trustee (under the indenture pursuant to which the bonds are issued) of collateral consisting of a pool of mortgages. Payments with respect to the underlying mortgages generally are made to the trustee under the indenture. Payments of principal and interest on the underlying mortgages are not passed through to the holders of the CMOs as such (i.e., the character of payments of principal and interest is not passed through, and therefore payments to holders of CMOs attributable to interest paid and principal repaid on the underlying mortgages do not necessarily constitute income and return of capital, respectively, to such holders), but such payments are dedicated to payment of interest on and repayment of principal of the CMOs.

Principal and interest on the underlying mortgage assets may be allocated among the several classes of CMOs in various ways. In certain structures (known as “sequential pay” CMOs), payments of principal, including any principal prepayments, on the mortgage assets generally are applied to the classes of CMOs in the order of their respective final distribution dates. Thus, no payment of principal will be made on any class of sequential pay CMOs until all other classes having an earlier final distribution date have been paid in full.

Additional structures of CMOs include, among others, “parallel pay” CMOs. Parallel pay CMOs are those that are structured to apply principal payments and prepayments of the mortgage assets to two or more classes concurrently on a proportionate or disproportionate basis. These simultaneous payments are taken into account in calculating the final distribution date of each class.

A wide variety of CMOs may be issued in the parallel pay or sequential pay structures. These securities include accrual certificates (also known as “Z-Bonds”), which accrue interest at a specified rate only until all other certificates having an earlier final distribution date have been retired and are converted thereafter to an interest-paying security, and planned amortization class (“PAC”) certificates, which are parallel pay CMOs, which generally require that specified amounts of principal be applied on each payment date to one or more classes of CMOs (the “PAC Certificates”), even though all other principal payments and prepayments of the mortgage assets are then required to be applied to one or more other classes of the certificates. The scheduled principal payments for the PAC Certificates generally have the highest priority on each payment date after interest due has been paid to all classes entitled to receive interest currently. Shortfalls, if any, are added to the amount payable on the next payment date. The PAC Certificate payment schedule is taken into account in calculating the final distribution date of each class of PAC. In order to create PAC tranches, one or more tranches generally must be created to absorb most of the volatility in the underlying mortgage assets. These tranches tend to have market prices and yields that are much more volatile than the PAC classes.

Stripped Mortgage-Backed Securities (“SMBS”). SMBS are often structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. SMBS have greater market volatility than other types of U.S. government securities in which a Portfolio invests. A common type of SMBS has one class receiving some of the interest and all or most of the principal (the “principal-only” class) from the mortgage pool, while the other class will receive all or most of the interest (the “interest-only” class). The yield to maturity on an interest only class is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments, including principal prepayments, on the underlying pool of mortgage assets, and a rapid rate of principal payment may have a material adverse effect on a Portfolio’s yield.

Municipal Bonds. Fixed income securities include, among other things, municipal bonds that are issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies or instrumentalities, the interest on which is exempt from U.S. federal income tax (“Municipal Bonds”). Municipal Bonds include debt securities that pay interest income, which is subject to the alternative minimum tax. A Portfolio may invest in Municipal Bonds whose issuers pay interest on the Municipal Bonds from revenues from projects such as multi-family housing, nursing homes, electric utility systems, hospitals or life care facilities. Municipal Bonds include residual interest bonds, which are bonds created by dividing the income stream of an underlying municipal bond in two parts, a variable rate security and a residual interest bond. The interest rate for the variable rate security is determined by an index or an auction process held approximately every seven to thirty-five days, while the residual interest bond holder receives the balance of the income from the underlying municipal bond less an auction fee. The market prices of residual interest bonds may be highly sensitive to changes in market rates and may decrease significantly when market rates increase.

Newly Developed Securities. Each Portfolio may invest in securities and other instruments that do not presently exist but may be developed in the future, provided that each such investment is consistent with the Portfolio’s investment objectives, policies and restrictions and is otherwise legally permissible under federal and state laws. The Prospectus and SAI, as appropriate, will be amended or supplemented as appropriate to discuss any such new investments.

Non-Diversified Status. The SA Fidelity Institutional AM® Real Estate Portfolio, SA Janus Focused Growth Portfolio, SA MFS Large Cap Growth Portfolio and SA PIMCO Global Bond Opportunities Portfolio are considered “non-diversified” investment companies, and the SA Large Cap Growth Index Portfolio may become “non-diversified” solely as a result of a change in the relative market capitalization or index weighting of one or more of its benchmark index constituents. As a result, under the 1940 Act, the Portfolios are limited (or in the case of the SA Large Cap Growth Index Portfolio, may be limited) only by their own investment restrictions as to the percentage of their assets that may be invested in the securities of any one issuer. However, in spite of the flexibility under the 1940 Act, the Portfolios still have to meet quarterly diversification requirements under the Internal Revenue Code of 1986, as amended (the “Code”), in order to qualify as regulated investment companies. As a result of the Code’s diversification requirements, the Portfolios may not have the latitude to take full advantage of the relative absence of 1940 Act diversification requirements.

Options and Futures. Options and futures are contracts involving the right to receive or the obligation to deliver assets or money depending on the performance of one or more underlying assets or a market or economic index. An option gives its owner the right, but not the obligation, to buy (“call”) or sell (“put”) a specified amount of a security or other assets at a specified price within a specified time period. A futures contract is an exchange-traded legal contract to buy or sell a standard quantity and quality of a commodity, financial instrument, index, or security or basket of securities at a specified future date and price. Options and Futures (defined below) are generally used for either hedging or income enhancement purposes. Portfolios may also use Options and Futures for other purposes, including, without limitation, to facilitate trading, to increase or decrease a Portfolio’s market exposure, to seek higher investment returns, to seek protection against a decline in the value of a Portfolio’s securities or an increase in prices of securities that may be purchased, or to generate income.

Options on securities may be traded on a national securities exchange or in the OTC market, options on futures contracts may be traded only on a CFTC-regulated designated contract market and options on commodities and currencies are generally traded in the OTC market. Risks to the Portfolios of entering into option contracts include market risk, assignment risk (i.e., the risk that a clearinghouse will assign an exercise notice to an option writer which will require the holder to settle the option rather than allowing the option to expire while retaining the premium) and, with respect to OTC options, illiquidity risk and counterparty risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Portfolio’s loss will consist of the net amount of contractual payments that the Portfolio has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.

Options can be either purchased or written (i.e., sold). A call option written by a Portfolio obligates the Portfolio to sell specified securities, commodities, or other assets to the holder of the option at a specified price or to deliver a net cash settlement amount equal to the difference between specified prices if the option is exercised at any time before expiration. One purpose of writing covered call options is to realize greater income than would be realized on portfolio securities transactions alone. However, in writing covered call options for additional income, a Portfolio may forgo the opportunity to profit from an increase in the market price of the underlying security. Under the policies applicable to the Trust, a Portfolio may only write call options up to 25% of its total assets, except for the SA JPMorgan MFS Core Bond Portfolio, SA PIMCO Global Bond Opportunities Portfolio and the SA PIMCO VCP Tactical Balanced Portfolio, both of which have no limitation.

A put option written by a Portfolio obligates a Portfolio to purchase specified securities from the option holder at a specified price or to deliver a net cash settlement amount equal to the difference between specified prices if the option is exercised at any time before expiration. One purpose of writing such options is to generate additional income for a Portfolio through the premiums received. However, in return for the option premium, a Portfolio accepts the risk that it may be required to purchase the underlying securities at a price in excess of the securities’ market value at the time of purchase.

The following is more detailed information concerning options on securities, commodity options, futures and options on futures:

Options on Securities. When a Portfolio writes (i.e., sells) a call option (“call”) on a security it receives a premium and, if the option is physically settled, agrees to sell the underlying security or basket of securities to a purchaser of a corresponding call on the same security during the call period (usually not more than nine months) at a fixed price (which may differ from the market price of the underlying security), regardless of market price changes during the call period. A Portfolio may also write call options that are cash settled. Under cash settlement, instead of purchasing the underlying security or basket of securities upon exercise, the Portfolio is required to pay the holder cash equal to the intrinsic profit embedded in the option based on the difference between specified prices. In both cases, a Portfolio has retained the risk of loss should the price of the underlying security or of the basket of securities decline during the call period, which may be offset to some extent by the premium.

To terminate its obligation on a call it has written, a Portfolio may sell its position or may purchase a corresponding call in a “closing purchase transaction.” A profit or loss will be realized, depending upon whether the net of the amount of the option transaction costs and the premium received on the call written was more or less than the price of the call subsequently purchased. A profit may also be realized if the call expires unexercised, because a Portfolio retains the premium received (and, if the option was “covered,” the Portfolio would also retain the underlying security). If a Portfolio could not effect a closing purchase transaction due to lack of a market, it may be required to hold the callable securities until the call expired or was exercised. In the case of OTC options, the options writer may be able to negotiate a termination of the option contract.

When a Portfolio purchases a call (other than in a closing purchase transaction), it pays a premium and has the right to buy the underlying investment from a seller of a corresponding call on the same investment during the call period at a fixed exercise price or, if the call is cash settled, to receive the intrinsic profit (which is often measured based on the difference between the strike price and the market price of the underlying security or basket on the exercise date). A Portfolio generally benefits only if the call is sold at a profit or if, during the call period, the market price of the underlying investment is above the sum of the call price plus the transaction costs and the premium paid and the call is exercised. If the call is not exercised or sold (whether or not at a profit), it will become worthless at its expiration date and a Portfolio will lose its premium payment and the right to purchase the underlying investment. In some cases, however, a call option can serve as a hedge for other securities or trading strategies held by the Portfolio. For example, if a Portfolio enters into a short sale on securities, a long call option that references those securities can protect the Portfolio against losses in closing out the short position by establishing a fixed purchase price.

A put option on securities gives the purchaser the right to sell, and the writer the obligation to buy, the underlying investment at the exercise price during the option period or, if the option is cash settled, an obligation to settle by paying the intrinsic profit. The premium a Portfolio receives from writing a put option represents a profit as long as the price of the underlying investment remains above the exercise price (or, if the option is cash settled, the difference between the specified prices does not exceed the specified difference). However, a Portfolio has also assumed the obligation during the option period to buy the underlying investment from the buyer of the put at the exercise price (or, if cash settled, to pay the intrinsic profit), even though the value of the investment may fall below the exercise price. If the put expires unexercised, a Portfolio (as the writer of the put) realizes a gain in the amount of the premium. If the put is exercised, a Portfolio must fulfill its obligation to purchase the underlying investment at the exercise price, which will usually exceed the market value of the investment at that time. In that case, a Portfolio may incur a loss equal to the sum of the sale price of the underlying investment and the premium received minus the sum of the exercise price and any transaction costs incurred. A put option may be used to hedge other securities or trading strategies. For example, like a long call option, a cash-settled put option can protect the Portfolio against losses in closing out a short position in the referenced securities.

A Portfolio may sell or effect a closing purchase transaction to realize a profit on an outstanding put option it has written or to prevent an underlying security from being put. In the case of an OTC put option, the Portfolio may be able to negotiate a termination. A Portfolio will realize a profit or loss from sale, a termination or a closing purchase transaction if the cost of the transaction is less or more than the premium received from writing the option.

When a Portfolio purchases a put, it pays a premium and has the right to sell the underlying investment to a seller of a corresponding put on the same investment during the put period at a fixed exercise price (or, if cash settled, to receive a cash payment equal to the intrinsic profit). Buying a put on an investment a Portfolio owns enables the Portfolio to protect itself during the put period against a decline in the value of the underlying investment below the exercise price by selling such underlying investment at the exercise price to a seller of a corresponding put. If the market price of the underlying investment is equal to or above the exercise price and as a result the put is not exercised or resold, the put will become worthless at its expiration date, and the Portfolio will lose its premium payment and the right to sell the underlying investment pursuant to the put. The put may, however, be sold prior to expiration (whether or not at a profit). A long put option is often used as a hedge against depreciation in the value of securities held by a Portfolio.

Buying a put on an investment a Portfolio does not own permits the Portfolio either to resell the put or buy the underlying investment and sell it at the exercise price. The resale price of the put generally will vary inversely with the price of the underlying investment. If the market price of the underlying investment is above the exercise price and as a result the put is not exercised, the put will become worthless on its expiration date. In the event of a decline in the stock market, a Portfolio could exercise or sell the put at a profit to attempt to offset some or all of its loss on its portfolio securities. Under Rule 18f-4, a Portfolio is limited in the positions in options that it is authorized to enter into and, assuming the Portfolio is not a Limited Derivatives User, the Portfolio is required to implement a derivatives risk management program and appoint a derivatives risk manager to oversee its entry into derivatives, including options.

In the case of a listed put option, as long as the obligation of a Portfolio as the put writer continues, it may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring a Portfolio to take delivery of the underlying security against payment of the exercise price. If the Portfolio writes an OTC put option, it will be responsible for purchasing the underlying security from the option counterparty (or paying the counterparty the intrinsic profit, for a cash-settled put option) upon exercise. A Portfolio has no control over when it may be required to purchase the underlying security, since the owner of the put option determines if and when to exercise the option. This obligation terminates upon expiration of the put, or such earlier time at which a Portfolio sells the option, negotiates a termination of an OTC option or effects a closing purchase transaction by purchasing a put of the same series as that previously sold. Once a Portfolio has been assigned an exercise notice for a listed option, it is thereafter not allowed to effect a closing purchase transaction.

The purchase of a spread option on a security gives a Portfolio the right to put, or sell, a security at a fixed dollar spread or fixed yield spread in relationship to another security. Covered options spread is a strategy sometimes used by one or more Portfolios. Under a covered options spread, the Portfolio owns the securities referenced by two call options sold by the Portfolio or two put options purchased by the Portfolio at different strike price levels. The risk to a Portfolio in purchasing covered spread options is the cost of the premium paid for the spread option and any transaction costs. Similarly, the risk to a Portfolio in selling covered spread options is that the Portfolio may be required to sell the securities under both options, and the cost of doing so may be greater than the premium received. In addition, there is no assurance that closing transactions will be available. The purchase of spread options will be used to protect a Portfolio against adverse changes in prevailing credit quality spreads (i.e., the yield spread between high quality and lower quality securities). Such protection is provided only during the life of the spread option.

Options on Foreign Currencies. Puts and calls are also written and purchased on foreign currencies in an attempt to protect against declines in the U.S. dollar value of foreign portfolio securities and against increases in the U.S. dollar cost of foreign securities to be acquired. Most currency options are entered into on an OTC basis.

As with other kinds of option transactions, the writing of an option on currency will constitute only a partial hedge, up to the amount of the premium received. A Portfolio could be required to purchase or sell currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on currency may constitute an effective hedge against exchange rate fluctuations; however, in the event of exchange rate movements adverse to a Portfolio’s position, the Portfolio may forfeit the entire amount of the premium plus related transaction costs.

In addition to using options for the hedging purposes described above, a Portfolio may use options on currency to seek to increase total return. A Portfolio may write (sell) covered put and call options on any currency in an attempt to realize greater income than would be realized on portfolio securities transactions alone. However, in writing covered call options for additional income, a Portfolio may forgo the opportunity to profit from an increase in the market value of the underlying currency. Also, when writing put options, a Portfolio accepts, in return for the option premium, the risk that it may be required to purchase the underlying currency at a price in excess of the currency’s market value at the time of purchase. A Portfolio may also use options on foreign currencies for various purposes, including, without limitation, to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.

A Portfolio may purchase call options to seek to increase total return in anticipation of an increase in the market value of a currency. A Portfolio would ordinarily realize a gain if, during the option period, the value of such currency exceeded the sum of the exercise price, the premium paid and transaction costs. Otherwise a Portfolio would realize either no gain or a loss on the purchase of the call option. Put options may be purchased by the Portfolio for the purpose of benefiting from a decline in the value of currencies that it does not own. A Portfolio would ordinarily realize a gain if, during the option period, the value of the underlying currency decreased below the exercise price sufficiently to more than cover the premium and transaction costs. Otherwise, a Portfolio would realize either no gain or a loss on the purchase of the put option.

Options on Securities Indices. Puts and calls on broad-based securities indices are similar to puts and calls on securities except that all settlements are in cash and gain or loss depends on changes in the index in question (and thus on price movements in the securities market generally) rather than on price movements in individual securities or Futures (as defined below). When a Portfolio buys a call on a securities index, it pays a premium. During the call period, upon exercise of a call by a Portfolio, a seller of a corresponding call on the same investment will pay the Portfolio an amount of cash to settle the call if the closing level of the securities index upon which the call is based is greater than the exercise price of the call. That cash payment is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (the “multiplier”) which determines the total dollar value for each point of difference. When a Portfolio buys a put on a securities index, it pays a premium and has the right during the put period to require a seller of a corresponding put, upon the Portfolio’s exercise of its put, to deliver to the Portfolio an amount of cash to settle the put if the closing level of the securities index upon which the put is based is less than the exercise price of the put. That cash payment is determined by the multiplier, in the same manner as described above as to calls.

The use of options subjects a Portfolio to a number of risks, including market risk and, in the case of OTC options, counterparty risk. In addition, options may not succeed depending upon market conditions. For example, if a Subadviser’s predictions of future movements in the securities markets do not materialize, the use of options may exacerbate the adverse consequences to the Portfolio (e.g., by reducing available cash available for distribution or reinvestment) and may leave the Portfolio in a worse position than if options had not been used. Other risks of using options include contractions and unexpected movements in the prices of the assets underlying the options and bankruptcy of the counterparty.

Yield Curve Options. The trading of yield curve options is subject to all of the risks associated with the trading of other types of options. In addition, however, such options present risk of loss even if the yield of one of the underlying securities remains constant, if the spread moves in a direction or to an extent not anticipated. Yield curve options are traded OTC and because they have been only recently introduced, established trading markets for these securities have not yet developed.

Reset Options. Reset options are options on U.S. Treasury securities that provide for periodic adjustment of the strike price and may also provide for the periodic adjustment of the premium during the term of each such option. Like other types of options, these transactions, which may be referred to as “reset” options or “adjustable strike” options grant the purchaser the right to purchase (in the case of a call) or sell (in the case of a put), a specified type of U.S. Treasury security at any time up to a stated expiration date (or, in certain instances, on such date). In contrast to other types of options, however, the price at which the underlying security may be purchased or sold under a “reset” option is determined at various intervals during the term of the option, and such price fluctuates from interval to interval based on changes in the market value of the underlying security. As a result, the strike price of a “reset” option, at the time of exercise, may be less advantageous than if the strike price had been fixed at the initiation of the option. In addition, the premium paid for the purchase of the option may be determined at the termination, rather than the initiation, of the option. If the premium for a reset option written by the Portfolio is paid at termination, the Portfolio assumes the risk that (i) the premium may be less than the premium that would otherwise have been received at the initiation of the option because of such factors as the volatility in yield of the underlying Treasury security over the term of the option and adjustments made to the strike price of the option, and (ii) the option purchaser may default on its obligation to pay the premium at the termination of the option. Conversely, where the Portfolio purchases a reset option, it could be required to pay a higher premium than would have been the case at the initiation of the option.

Options on securities are subject to position limits and exercise limits established by the exchanges, the Options Clearing Corporation and the Financial Industry Regulatory Authority (“FINRA”), which restrict the size of the positions that a Portfolio may enter into or exercise.

Futures. Certain of the Portfolios may enter into futures contracts for various purposes including to increase or decrease exposure to equity or bond markets, to hedge against changes in interest rates, prices of stocks, bonds or other instruments, or rates to manage duration and yield curve positioning, or to enhance income or total return. Interest rate futures contracts, foreign currency futures contracts and stock and bond index futures contracts, including futures on U.S. Government securities (together, “Futures”) are used primarily for hedging purposes, and from time to time for return enhancement. Futures are also often used to adjust exposure to various equity or fixed income markets or as a substitute for investments in underlying securities markets, referred to as the “cash” markets. Upon entering into a Futures transaction, a Portfolio is required to deposit initial margin equal to a percentage (generally less than 10%) of the contract value with a futures commission merchant (the “futures broker”) for posting with the applicable clearinghouse. As the Future is marked to market to reflect changes in its market value, exchanges of margin, known as “variation margin,” are made or received by the Portfolio as a result of changes in the value of the contract and /or changes in the value of the initial margin requirement. Prior to expiration of the Future, if a Portfolio elects to close out its position by taking an opposite position, a final determination of variation margin is made, additional cash is required to be paid by or released to the Portfolio, and any loss or gain is realized for tax purposes. All Futures transactions are effected through a clearinghouse associated with the exchange on which the Futures are traded. Some Futures are physically-settled, which means that, unless the Future is closed out prior to the maturity date, the Portfolio would be required to deliver or take delivery of the referenced asset. Other Futures are cash-settled, which means that the Portfolio would be required to pay or receive cash equal to the intrinsic profit in the contract.

The primary risk to the Portfolios of entering into Futures is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying securities. Futures involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. There may not always be a liquid secondary market for a Future and, as a result, a Portfolio may be unable to close out its contracts at a time that is advantageous. In addition, if a Portfolio has insufficient cash to meet margin requirements, the Portfolio may need to sell other investments, including at disadvantageous times.

Interest rate futures contracts are purchased or sold generally to manage duration and yield curve positioning and for hedging purposes to attempt to protect against the effects of interest rate changes on a Portfolio’s current or intended investments in fixed income securities, as well as for other purposes. For example, if a Portfolio owned long-term bonds and interest rates were expected to increase, that Portfolio might sell interest rate futures contracts. Such a sale would have much the same effect as selling some of the long-term bonds in that Portfolio’s portfolio. However, since the Futures market is more liquid than the underlying bond or “cash” market, the use of interest rate futures contracts as a hedging technique allows a Portfolio to hedge its interest rate risk without having to sell its portfolio securities. If interest rates did increase, the value of the debt securities in the portfolio would decline, but the value of that Portfolio’s interest rate futures contracts would be expected to increase at approximately the same rate, thereby keeping the NAV of that Portfolio from declining as much as it otherwise would have. On the other hand, if interest rates were expected to decline, interest rate futures contracts may be purchased to hedge in anticipation of subsequent purchases of long-term bonds at higher prices. Since the fluctuations in the value of the interest rate futures contracts should be similar to that of long-term bonds, a Portfolio could protect itself against the effects of the anticipated rise in the value of long-term bonds without actually buying them until the necessary cash became available or the market had stabilized. At that time, the interest rate futures contracts could be liquidated and that Portfolio’s cash reserves could then be used to buy long-term bonds on the cash market.

Purchases or sales of stock or bond index futures contracts are used for hedging purposes to attempt to protect a Portfolio’s current or intended investments from broad fluctuations in stock or bond prices. For example, a Portfolio may sell stock or bond index futures contracts in anticipation of or during a market decline to attempt to offset the decrease in market value of the Portfolio’s securities portfolio that might otherwise result. If such decline occurs, the loss in value of portfolio securities may be offset, in whole or in part, by gains on the Futures position. When a Portfolio is not fully invested in the securities market and anticipates a significant market advance, it may purchase stock or bond index futures contracts in order to gain rapid market exposure that may, in part or entirely, offset increases in the cost of securities that the Portfolio intends to purchase. As such purchases are made, the corresponding positions in stock or bond index futures contracts will be closed out.

The SA VCP Dynamic Allocation Portfolio and the SA VCP Dynamic Strategy Portfolio may also invest the Overlay Component in stock index futures, among other equity derivative instruments, to manage the Portfolio’s volatility from its equity exposure. Through the use of index futures, the Subadviser may adjust the Portfolio’s net equity exposure down to a minimum of 25% or up to a maximum of 100% of the Portfolio’s assets.

The SA BlackRock VCP Global Multi Asset Portfolio, the SA Schroders VCP Global Allocation Portfolio and the SA T. Rowe Price VCP Balanced Portfolio invest in exchange-traded futures contracts to manage the volatility of the Portfolios. The SA BlackRock VCP Global Multi Asset Portfolio, the SA Schroders VCP Global Allocation Portfolio and the SA T. Rowe Price VCP Balanced Portfolio may use, as applicable, equity index Futures and/or fixed-income Futures to lower the Portfolios’ expected volatility level. A Portfolio may invest in other types of Futures and in options to hedge or mitigate risks.

T. Rowe Price may invest the Overlay Component of the SA VCP Index Allocation Portfolio in equity index and fixed income Futures to manage the Portfolio’s expected volatility level. Through the use of Futures, T. Rowe Price may adjust the SA VCP Index Allocation Portfolio’s net equity exposure down to a minimum of 20% or up to a maximum of 100% of the Portfolio’s assets.

Each Subadviser may increase or decrease the net equity exposure or common stock exposure, as applicable, of the SA PIMCO VCP Tactical Balanced Portfolio, the SA BlackRock VCP Global Multi Asset Portfolio, the SA Schroders VCP Global Allocation Portfolio and the SA T. Rowe Price VCP Balanced Portfolio to manage its respective Portfolio’s volatility. In more volatile market environments, a Subadviser may use derivatives, such as Futures contracts and equity index swaps, as applicable, to manage the Portfolio’s volatility of returns from its equity exposure. The Subadviser of the SA PIMCO VCP Tactical Balanced Portfolio may adjust the Portfolio’s net equity exposure down to a minimum of 25% or increase it to a maximum of 80% of the Portfolio’s net assets.

Foreign currency futures contracts are generally entered into for hedging or income enhancement purposes to attempt to protect a Portfolio’s current or intended investments from fluctuations in currency exchange rates. Such fluctuations could reduce the dollar value of portfolio securities denominated in foreign currencies, or increase the cost of foreign-denominated securities to be acquired, even if the value of such securities in the currencies in which they are denominated remains constant. For example, a Portfolio may sell futures contracts on a foreign currency when it holds securities denominated in such currency and it anticipates a decline in the value of such currency relative to the dollar. In the event such decline occurs, the resulting adverse effect on the value of foreign-denominated securities may be offset, in whole or in part, by gains on the Futures contracts. However, if the value of the foreign currency increases relative to the dollar, the Portfolio’s loss on the foreign currency futures contract may or may not be offset by an increase in the value of the securities since a decline in the price of the security stated in terms of the foreign currency may be greater than the increase in value as a result of the change in exchange rates. As another example, the SA PIMCO Global Bond Opportunities Portfolio may enter into futures transactions to seek a closer correlation between its overall currency exposures and its performance benchmark.

Conversely, a Portfolio could protect against a rise in the dollar cost of foreign-denominated securities to be acquired by purchasing Futures contracts on the relevant currency, which could offset, in whole or in part, the increased cost of such securities resulting from a rise in the dollar value of the underlying currencies. When a Portfolio purchases futures contracts under such circumstances, however, and the price of securities to be acquired instead declines as a result of appreciation of the dollar, the Portfolio will sustain losses on its futures position, which could reduce or eliminate the benefits of the reduced cost of portfolio securities to be acquired.

Foreign currency futures contracts provide similar economics to Forward Contracts except they are generally not physically-settled, require mandatory margining and trade on an exchange.

Options on Futures. Options on Futures include options on interest rate futures contracts, stock and bond index futures contracts and foreign currency futures contracts.

The writing of a call option on a long Futures contract on a securities index may be used as a partial hedge against declining prices of the securities in the portfolio that are correlated to the referenced index. Similar to a covered call on a security, if the Futures price at expiration of the option is below the exercise price, the Portfolio will retain the full amount of the option premium, which provides a partial hedge against any decline that may have occurred in the portfolio holdings. Similarly, the writing of a put option on a Futures contract on a securities index may be used as a partial hedge against increasing prices of securities held by the Portfolio that are correlated with the index referenced under the terms of the Futures contract. If the Futures price at expiration of the put option is higher than the exercise price, a Portfolio will retain the full amount of the option premium that provides a partial hedge against any increase in the price of securities the Portfolio intends to purchase. If a put or call option a Portfolio has written is exercised, the Portfolio will incur a loss, which will be reduced by the amount of the premium it receives.

A Portfolio may purchase options on Futures for hedging purposes, instead of purchasing or selling the underlying Futures contract. For example, where a decrease in the value of portfolio securities is anticipated as a result of a projected market-wide decline or changes in interest or exchange rates, a Portfolio could, in lieu of selling a Futures contract, purchase put options thereon. In the event that such decrease occurs, it may be offset, in whole or part, by a profit on the option. If the market decline does not occur, the Portfolio will suffer a loss equal to the price of the put. Where it is projected that the value of securities to be acquired by a Portfolio will increase prior to acquisition, due to a market advance or changes in interest or exchange rates, a Portfolio could purchase call options on Futures, rather than purchasing the underlying Futures contract. If the market advances, the increased cost of securities to be purchased may be offset by a profit on the call. However, if the market declines, the Portfolio will suffer a loss equal to the price of the call but the securities the Portfolio intends to purchase may be less expensive.

Limitations on entering into Futures Contracts and Options on Futures. Transactions in options on Futures by a Portfolio are subject to limitations established by the CFTC and each of the exchanges governing the maximum number of options that may be written or held by a single investor or group of investors acting in concert, regardless of whether the options were written or purchased on the same or different exchanges or are held in one or more accounts or through one or more exchanges or brokers. Thus, the number of options a Portfolio may write or hold may be affected by options written or held by other entities, including other investment companies having the same or an affiliated investment adviser. Position limits also apply to Futures contracts. An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions.

Commodity Exchange Act Regulation. Each Portfolio (other than the SA Schroders VCP Global Allocation and SA PIMCO VCP Tactical Balanced Portfolios) is operated by persons who have claimed an exclusion, granted to operators of registered investment companies like the Portfolios, from registration as a “commodity pool operator” with respect to each Portfolio under the Commodity Exchange Act (the “CEA”), and, therefore, are not subject to registration or regulation with respect to the Portfolio under the CEA. As a result, each Portfolio is limited in its ability to use futures (which include futures on broad-based securities indexes and interest rate futures) or options on futures, engage in certain swaps transactions or make certain other investments (whether directly or indirectly through investments in other investment vehicles) for purposes other than “bona fide hedging,” as defined in the rules of the CFTC. With respect to transactions other than for bona fide hedging purposes, either: (1) the aggregate initial margin and premiums required to establish the Portfolio’s positions in such investments may not exceed 5% of the liquidation value of its portfolio (after accounting for unrealized profits and unrealized losses on any such investments and calculated in accordance with CFTC Rule 4.5); or (2) the aggregate net notional value of such instruments, determined at the time the most recent position was established, may not exceed 100% of the liquidation value of its portfolio (after accounting for unrealized profits and unrealized losses on any such positions). In addition to meeting one of the foregoing trading limitations, a Portfolio is also subject to certain marketing limitations imposed by CFTC Rule 4.5.

With respect to the SA Schroders VCP Global Allocation and SA PIMCO VCP Tactical Balanced Portfolios, each Portfolio is deemed to be a “commodity pool” and SunAmerica is considered a “commodity pool operator” with respect to the Portfolio under the CEA. SunAmerica is therefore subject to dual regulation by the SEC and the CFTC. The regulatory requirements governing the use of commodity futures, options on commodity futures, certain swaps or certain other investments could change at any time.

Other Investment Companies. The Portfolios may invest in securities of other investment companies, including ETFs, up to the maximum extent permissible under the 1940 Act. Investments in other investment companies are subject to statutory limitations prescribed by the 1940 Act. Except for investments in money market funds permitted by Rule 12d1-1, Section 12(d) of the 1940 Act prohibits a Portfolio from acquiring more than 3% of the voting shares of any other investment company, and prohibits more than 5% of a Portfolio’s total assets being invested in securities of any one investment company or more than 10% of its total assets being invested in securities of all investment companies, unless the Portfolio is able to rely on and meet the requirements of one or more rules under the 1940 Act that permit investments in other investment companies in excess of these limits. In addition, to the extent a Portfolio has knowledge that its shares are purchased by another investment company in reliance on the provisions of paragraph (G) of Section 12(d)(1) of the 1940 Act, the Portfolio will not acquire shares of other affiliated or unaffiliated registered open-end investment companies or registered unit investment trusts in reliance on paragraph (F) or (G) of Section 12(d)(1) of the 1940 Act. A Portfolio will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies. Investments in other investment companies are subject to market and selection risk. See also “Exchange Traded Funds.” Under normal conditions, each of the SA VCP Dynamic Allocation Portfolio and SA VCP Dynamic Strategy Portfolio invests approximately 70% to 90% of its assets in the securities of other investment companies.

Partnership Securities. The SA T. Rowe Price VCP Balanced Portfolio may invest in securities issued by publicly traded partnerships or MLPs (together referred to as “PTPs/MLPs”) publicly traded on stock exchanges or markets in the United States such as the New York Stock Exchange (“NYSE”) and NASDAQ.

These entities are various forms of partnerships or limited liability companies that elect to be taxed as partnerships for U.S. federal income tax purposes. Generally PTPs/MLPs are operated under the supervision of one or more managing partners or members. Limited partners, unit holders, or members (such as the Portfolio if it invests in a partnership) are not involved in the day-to-day management of the company. Limited partners, unit holders, or members are allocated income and capital gains associated with the partnership project in accordance with the terms of the partnership or limited liability company agreement.

Risks involved with investing in PTPs/MLPs include, among other things, risks associated with the (i) partnership structure itself and (ii) specific industry or industries in which the partnership invests, such as the risks of investing in real estate, or oil and gas industries.

At times PTPs/MLPs may potentially offer relatively high yields compared to common stocks. Because PTPs/MLPs are generally treated as “pass-through” entities for tax purposes, they do not ordinarily pay income tax, but pass their earnings on to unit holders (except in the case of some publicly traded firms that may be taxed as corporations). See also “Master Limited Partnerships (“MLPs”).”

Real Estate Investment Trusts (“REITs”). REITs pool investors’ funds for investment primarily in income producing real estate or real estate-related loans or interests. A REIT is not taxed on income distributed to shareholders if it complies with various requirements relating to its organization, ownership, assets and income and with the requirement that it distribute to its shareholders at least 95% of its taxable income (other than net capital gains) for each taxable year. REITs can generally be classified as Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from the collection of rents. Equity REITs can also realize capital gains by selling property that has appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity REITs and Mortgage REITs. Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of credit extended. Equity and Mortgage REITs are dependent upon management skill, may not be diversified and are subject to project financing risks. Such trusts are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Code and to maintain exemption from registration under the 1940 Act. Changes in interest rates may also affect the value of the REIT securities in the Portfolio’s portfolio. By investing in REITs indirectly through a Portfolio, a shareholder will bear not only his proportionate share of the expense of the Portfolio, but also, indirectly, similar expenses of the REITs, including compensation of management. REITs may be leveraged, which increases risk.

Effective for taxable years beginning after December 31, 2017 and on or before December 31, 2025, individuals and certain non-corporate entities, such as partnerships, may claim a deduction for 20% of qualified REIT dividends. Regulations allow a regulated investment company to pass the character of its qualified REIT dividends through to its shareholders provided certain holding period requirements are met.

Recent Market Events. During certain periods over the past two decades, the U.S. and global financial markets have experienced depressed valuations, decreased liquidity, unprecedented volatility and heighted uncertainty. These conditions may continue, recur, worsen, or spread. Events that have contributed to these market conditions include, but are not limited to, geopolitical events (including terrorism, sanctions and war); infectious disease epidemics and pandemics; natural disasters; measures to address budget deficits; changes in oil and commodity prices; and public sentiment. The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken numerous steps to support financial markets, including, but not limited to, providing liquidity in fixed income, commercial paper and other markets, implementing stimulus packages and providing tax breaks. The withdrawal or reduction of this support or failure of efforts to respond to a crisis could negatively affect financial markets, as well as the value and liquidity of certain securities. In addition, this support and other government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. The current market environment could make identifying and assessing investment risks and opportunities in connection with the management of the Portfolios’ portfolios more challenging.

A number of countries have experienced severe economic and financial difficulties. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts; many other issuers have faced difficulties obtaining credit or refinancing existing obligations; financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit; and many financial markets have experienced extreme volatility and declines in asset values and liquidity. These difficulties may continue, worsen or spread. Responses to the financial problems by governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world.

Brexit/European Union

On January 31, 2020, the United Kingdom (the “UK”) formally withdrew from the European Union (commonly referred to as “Brexit”). This historic event is widely expected to have consequences that are both profound and uncertain for the economic and political future of the UK and the European Union, and those consequences include significant legal and business uncertainties pertaining to an investment in a Portfolio. The full scope and nature of the consequences of Brexit are not at this time known and are unlikely to be known for a significant period of time. At the same time, it is reasonable to assume that the significant uncertainty in the business, legal and political environment engendered by this event has resulted in immediate and longer term risks that would not have been relevant had the UK not sought to withdraw from the European Union.

Other countries may seek to withdraw from the European Union and/or abandon the euro, the common currency of the European Union. A number of countries in Europe have suffered terror attacks, and additional attacks may occur in the future. Europe has also been struggling with mass migration. The ultimate effects of these events and other socio-political or geographical issues are not known but could profoundly affect global economies and markets.

Russian Invasion of Ukraine

In late February 2022, Russia launched a large-scale invasion of Ukraine. The extent and duration of Russia’s military actions and the consequences of such actions are impossible to predict, but has resulted in, and may continue to result in, significant market disruptions, including in the commodities markets, and may negatively affect global supply chains, global growth and inflation. In response to Russia’s recent military invasion of Ukraine, the United States, the European Union and other countries have imposed broad-ranging economic sanctions on certain Russian individuals and Russian entities. To the extent covered by the sanctions, the Portfolios are currently restricted from trading in Russian securities, including those in their portfolios. In addition, certain index providers have removed Russian securities from their indices, some of which are designated as benchmarks for certain Portfolios. Accordingly, any portfolio repositioning in light of these changes may result in increased transaction costs and higher tracking error, including as a measure of risk against a Portfolio’s benchmark index or, for index funds, the correlation between a Portfolio’s performance and that of the index it seeks to track. It is unknown when, or if, sanctions may be lifted or a Portfolio’s ability to trade in Russian securities will resume. Even if a Portfolio does not have direct exposure to securities of Russian issuers, the potential for wider conflict in the region or globally may increase volatility and uncertainty in the financial markets. These and any related events could adversely affect a Portfolio’s performance and the value and liquidity of an investment in the Portfolio.

See “Emerging Markets – Russian Securities” above for more information with respect to the risks associated with investing in Russian securities.

COVID-19 and Other Infectious Illness

An outbreak of respiratory disease caused by a novel coronavirus, known as “COVID-19,” was first detected in China in December 2019. It was subsequently detected internationally and the World Health Organization declared it a pandemic. The COVID-19 pandemic resulted in closed borders and travel restrictions, shelter in place orders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, and reduced or suspended production, volatility in the global financial markets, as well as general concern and uncertainty. The impact of COVID-19, and other epidemics and pandemics that may arise in the future, could affect the economies of many nations, individual companies and the financial markets in general in ways that cannot necessarily be foreseen at the present time.

In addition, the impact of infectious diseases in developing or emerging market countries may be greater due to less established health care systems. Health crises caused by the COVID-19 pandemic or other infectious illnesses may exacerbate other pre-existing political, social and economic risks in certain countries, and the impact of an outbreak may last for a prolonged period of time.

Notwithstanding business continuity planning and other controls that are designed to mitigate operational risks related to significant business disruptions, there is no guarantee that the COVID-19 pandemic and/or other epidemics or pandemics will not disrupt the operations of a Portfolio and its service providers. These disruptions could adversely affect a Portfolio and its shareholders.

Whether or not a Portfolio invests in securities of issuers located in or with significant exposure to countries experiencing economic, political, financial and/or social difficulties, these events could negatively affect the value and liquidity of the Portfolio’s investments.

Restricted Securities. Securities that have not been registered under the Securities Act are referred to as “private placements” or “restricted securities” and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay. There will generally be a lapse of time between a mutual fund’s decision to sell an unregistered security and the registration of such security promoting the sale. Adverse market conditions could impede a public offering of such securities. When purchasing unregistered securities, a Portfolio will generally seek to obtain the right of registration at the expense of the issuer (except in the case of Rule 144A securities, discussed below).

A large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer’s ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

Commercial paper issues in which a Portfolio’s net assets may be invested include securities issued by major corporations without registration under the Securities Act in reliance on the exemption from such registration afforded by Section 3(a)(3) thereof, and commercial paper issued in reliance on the so-called private placement exemption from registration afforded by Section 4(a)(2) of the Securities Act (“Section 4(a)(2) paper”). Section 4(a)(2) paper is restricted as to disposition under the federal securities laws in that any resale must similarly be made in an exempt transaction. Section 4(a)(2) paper is normally resold to other institutional investors through or with the assistance of investment dealers who make a market in Section 4(a)(2) paper, thus providing liquidity. Section 4(a)(2) paper issued by a company that files reports under the Securities Exchange Act of 1934, as amended, is generally eligible to be sold in reliance on the safe harbor of Rule 144A described above.

Reverse Repurchase Agreements. Reverse repurchase agreements may be entered into with brokers, dealers, domestic and foreign banks or other financial institutions that have been determined by the Adviser or a Subadviser to be creditworthy. In a reverse repurchase agreement, the Portfolio sells a security and agrees to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. It may also be viewed as the borrowing of money by the Portfolio. The Portfolio’s investment of the proceeds of a reverse repurchase agreement is the speculative factor known as leverage. A Portfolio will enter into a reverse repurchase agreement only if the interest income from investment of the proceeds is expected to be greater than the interest expense of the transaction and the proceeds are invested for a period no longer than the term of the agreement. In the event that the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Portfolio’s repurchase obligation, and the Portfolio’s use of proceeds of the agreement may effectively be restricted pending such decision.

Rule 18f-4 under the 1940 Act permits a Portfolio to enter into reverse repurchase agreements and similar financing transactions notwithstanding the limitation on the issuance of senior securities in Section 18 of the 1940 Act, provided the Portfolio either complies with the 300% asset coverage ratio with respect to such transactions and any other borrowings in the aggregate or treats such transactions as derivatives transactions under Rule 18f-4. See “Derivatives” above and “Investment Restrictions” below.

Roll Transactions. Roll transactions involve the sale of mortgage or other asset-backed securities (“roll securities”) with the commitment to purchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, a Portfolio forgoes principal and interest paid on the roll securities. The Portfolio is compensated by the difference between the current sales price and the lower forward price for the future purchase (often referred to as the “drop”) as well as by the interest earned on the cash proceeds of the initial sale. The Portfolio also could be compensated through the receipt of fee income equivalent to a lower forward price. A “covered roll” is a specific type of dollar roll for which there is an offsetting cash position or a cash equivalent security position that matures on or before the forward settlement date of the dollar roll transaction. A Portfolio will enter only into covered rolls. Because roll transactions involve both the sale and purchase of a security, they may cause the reported portfolio turnover rate to be higher than that reflecting typical portfolio management activities.

Roll transactions involve certain risks, including the following: if the broker-dealer to whom the Portfolio sells the security becomes insolvent, the Portfolio’s right to purchase or repurchase the security subject to the dollar roll may be restricted and the instrument that the Portfolio is required to repurchase may be worth less than an instrument that the Portfolio originally held. Successful use of roll transactions will depend upon the Adviser’s or Subadviser’s ability to predict correctly interest rates and, in the case of mortgage dollar rolls, mortgage prepayments. For these reasons, there is no assurance that dollar rolls can be successfully employed.

Rule 18f-4 under the 1940 Act permits a Portfolio to enter into when-issued or forward-settling securities, such as roll transactions, and non-standard settlement cycles securities notwithstanding the limitation on the issuance of senior securities in Section 18 of the 1940 Act, provided such transactions meet certain Rule 18f-4 requirements. See “Derivatives” above and “Investment Restrictions” below.

Sector Risk. Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As a Portfolio allocates more of its portfolio holdings to a particular sector, the Portfolio’s performance will be more susceptible to any economic, business or other developments that generally affect that sector.

Securities Lending. Consistent with applicable regulatory requirements, each Portfolio may lend portfolio securities in amounts up to 33 1⁄3% of total assets to brokers, dealers and other financial institutions, provided that such loans are callable at any time by a Portfolio and are at all times secured by cash, U.S. government securities or certain bank letters of credit. In lending its portfolio securities, a Portfolio receives income while retaining the securities’ potential for capital appreciation. The advantage of such loans is that a Portfolio continues to receive the interest and dividends on the loaned securities while at the same time earning interest on the collateral, which, in the case of cash collateral, will be invested in short-term highly liquid obligations. The market value of loaned securities is monitored daily and the borrower is required to deposit additional collateral whenever the market value of the loaned securities rises or the value of the non-cash collateral declines. A borrower is not required to deposit additional collateral if a loan becomes under-collateralized as a result of declines in the market value of securities in which the cash collateral is invested. A loan may be terminated by the borrower on one business day’s notice or by the Portfolio at any time. As with any extensions of credit, there are risks of delay in recovery and in some cases even loss of rights in the collateral should the borrower of the securities fail financially. However, these loans of portfolio securities will be made only to firms deemed by the Adviser to be creditworthy. On termination of the loan, the borrower is required to return the securities to the Portfolio, and any gain or loss in the market price of the loaned security during the loan would inure to the Portfolio. The Portfolio may also suffer losses if the value of the securities in which cash collateral is invested declines. In addition to the fees paid to the lending agent, the Portfolio may pay reasonable finders’, administrative and custodial fees in connection with a loan of its securities.

Since voting or consent rights that accompany loaned securities pass to the borrower, each such Portfolio will follow the policy of calling the loan, in whole or in part as may be appropriate, to permit the exercise of such rights if the Adviser determines that the matters involved would have a material effect on the Portfolio’s investment in the securities that are the subject of the loan and that it is feasible to recall the loan on a timely basis.

Each Portfolio, except for the SA JPMorgan Ultra-Short Bond Portfolio, may lend securities; however, at the present time no Portfolio engages in securities lending.

Short Sales. Short sales in equity securities are effected by selling a security that a Portfolio does not own but which it borrows. To complete a short sale, a Portfolio must: (1) borrow the security to deliver it to the purchaser and (2) buy that same security in the market to return it to the lender. When a Portfolio makes a short sale, the proceeds it receives from the sale will be held on behalf of a broker until the Portfolio replaces the borrowed securities. A Portfolio may have to pay a premium to borrow the securities and must pay any dividends or interest payable on the securities until they are replaced.

Short sales by the Portfolio involve certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from a purchase of a security, because losses from short sales may be unlimited, whereas losses from purchases can equal only the total amount invested.

Short sales in debt securities are generally effected through reverse repurchase transactions. Under a reverse repurchase transaction, a Portfolio would sell a bond to a counterparty for cash and an agreement to resell the bond to the Portfolio at an agreed price. Reverse repurchase transactions subject Portfolios to substantially the same risks as short sales of equity securities.

Certain Portfolios may engage in short sales “against the box.” A short sale is “against the box” to the extent that a Portfolio contemporaneously owns, or has the right to obtain without payment, securities identical to those sold short. A short sale against the box of an “appreciated financial position” (e.g., appreciated stock) is generally treated as a sale by the Portfolio for U.S. federal income tax purposes. A Portfolio will generally recognize any gain (but not loss) for U.S. federal income tax purposes at the time that it makes a short sale against the box. A Portfolio may not enter into a short sale against the box, if, as a result, more than 25% of its total assets would be subject to such short sales, except for the SA VCP Dynamic Allocation Portfolio, SA VCP Dynamic Strategy Portfolio, the SA PIMCO Global Bond Opportunities Portfolio and SA JPMorgan MFS Core Bond Portfolio, which have no such limitation.

The Derivatives Rule treats short sales of securities as derivatives and subjects such transactions to the VaR limits, unless a Portfolio entering into such transactions is a Limited Derivatives User. In addition, the Derivatives Rule treats certain securities lending transactions entered into by a Portfolio to facilitate short sales, fails or similar transactions by third parties as transactions that are similar to reverse repurchase transactions and as senior securities, as described in Section 18 of the 1940 Act. Rule 18f-4 limits the ability of Portfolios to enter into short selling transactions and may limit their ability to lend portfolio securities, unless the collateral for such transactions was limited to cash and cash equivalents.

Short-Term Investments. Short-term investments, including both U.S. and non-U.S. dollar denominated money market instruments, are invested in for reasons that may include (a) liquidity purposes (to meet redemptions and expenses); (b) to generate a return on idle cash held by a Portfolio during periods when the Adviser or Subadviser is unable to locate favorable investment opportunities; or (c) temporary defensive purposes. Although each Portfolio may invest in short-term investments, the SA JPMorgan Ultra-Short Bond Portfolio invests principally in short-term investments. Common short-term investments include, but are not limited to:

Money Market Securities. Money market securities may include securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, repurchase agreements, commercial paper, bankers’ acceptances, time deposits and certificates of deposit.

Commercial Bank Obligations. Commercial bank obligations are certificates of deposit (“CDs”) (interest-bearing time deposits issued by domestic banks, foreign branches of domestic banks, U.S. branches of foreign banks and non-U.S. branches of foreign banks), bankers’ acceptances (time drafts drawn on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity) and documented discount notes (corporate promissory discount notes accompanied by a commercial bank guarantee to pay at maturity) representing direct or contingent obligations of commercial banks. CDs are securities that represent deposits in a depository institution for a specified rate of interest and normally are negotiable. CDs issued by a foreign branch (usually London) of a U.S. domestic bank or by a non-U.S. branch of a foreign bank are known as Eurodollar CDs. Although certain risks may be associated with Eurodollar CDs that are not associated with CDs issued in the U.S. by domestic banks, the credit risks of these obligations are similar because banks generally are liable for the obligations of their branches. CDs issued through U.S. branches of foreign banks are known as Yankee CDs. These branches are subject to federal or state banking regulations. The secondary markets for Eurodollar and Yankee CDs may be less liquid than the market for CDs issued by domestic branches of U.S. banks. The SA JPMorgan Ultra-Short Bond Portfolio may also invest in obligations issued by commercial banks with total assets of less than $1 billion if the principal amount of these obligations owned by the SA JPMorgan Ultra-Short Bond Portfolio is fully insured by the Federal Deposit Insurance Corporation (“FDIC”).

Savings Association Obligations. Savings Association Obligations are CDs issued by mutual savings banks or savings and loan associations for a definite period of time and earning a specified return. The SA JPMorgan Ultra-Short Bond Portfolio may also invest in obligations issued by mutual savings banks or savings and loan associations with total assets of less than $1 billion if the principal amount of these obligations owned by the SA JPMorgan Ultra-Short Bond Portfolio is fully insured by the FDIC.

Commercial Paper. Short-term notes (up to 12 months) issued by domestic and foreign corporations or governmental bodies, including variable amount master demand notes and floating rate or variable rate notes.

Extendible Commercial Notes (“ECNs”). ECNs are very similar to commercial paper except that with ECNs the issuer has the option to extend maturity to 390 days. ECNs are issued at a discount rate with an initial redemption of not more than 90 days from the date of issue. The issuer of an ECN has the option to extend maturity to 390 days. If ECNs are not redeemed by the issuer on the initial redemption date the issuer will pay a premium (step-up) rate based on the ECNs’ credit rating at the time.

Variable Amount Master Demand Notes. Variable amount master demand notes permit a Portfolio to invest varying amounts at fluctuating rates of interest pursuant to the agreement in the master note. These are direct lending obligations between the lender and borrower, they are generally not traded, and there is no secondary market for such obligations. Such instruments are payable with accrued interest in whole or in part on demand. The amounts of the instruments are subject to daily fluctuations as the participants increase or decrease the extent of their participation. In connection with variable amount master demand note arrangements, the Adviser or a Subadviser, subject to the direction of the Trustees, monitors on an ongoing basis the earning power, cash flow and other liquidity ratios of the borrower, and its ability to pay principal and interest on demand. The Adviser or a Subadviser also considers the extent to which the variable amount master demand notes are backed by bank letters of credit. These notes generally are not rated by Moody’s or S&P and a Portfolio may invest in them only if it is determined that at the time of investment the notes are of comparable quality to the other commercial paper in which a Portfolio may invest. Master demand notes are considered to have a maturity equal to the repayment notice period unless the Adviser/Subadviser has reason to believe that the borrower could not make timely repayment upon demand.

Corporate Bonds and Notes. A Portfolio may purchase corporate obligations that mature or that may be redeemed in 397 days or less. These obligations originally may have been issued with maturities in excess of such period.

U.S. Government Securities. Debt securities maturing generally within 12 months of the date of purchase and include adjustable-rate mortgage securities backed by GNMA, FNMA, FHLMC and other non-agency issuers. Although certain floating or variable rate obligations (securities whose coupon rate changes at least annually and generally more frequently) have maturities in excess of one year, they are also considered short-term debt securities.

Repurchase Agreements. A Portfolio will enter into repurchase agreements involving only securities in which it could otherwise invest, and with selected banks and securities dealers whose financial condition is monitored by the Adviser or a Subadviser, subject to the guidance of the Board. In such agreements, the seller agrees to repurchase the security at a mutually agreed-upon time and price. The period of maturity is usually quite short, either overnight or a few days, although it may extend over a number of months. The repurchase price is in excess of the purchase price by an amount that reflects an agreed-upon rate of return effective for the period of time a Portfolio’s money is invested in the security. Whenever a Portfolio enters into a repurchase agreement, it obtains appropriate collateral. The instruments held as collateral are valued daily and if the value of the instruments declines, the Portfolio will require additional collateral. If the seller under the repurchase agreement defaults, the Portfolio may incur a loss if the value of the collateral securing the repurchase agreement has declined, and may incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

Special Situations. As described in the Prospectus, certain Portfolios may invest in “special situations.” A special situation arises when, in the opinion of a Subadviser, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. Investments in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention.

Standby Commitments. Standby commitment agreements are similar to put options that commit a Portfolio, for a stated period of time, to purchase a stated amount of a security that may be issued and sold to the Portfolio at the option of the issuer. The price of the security is fixed at the time of the commitment. At the time of entering into the agreement, a Portfolio is paid a commitment fee, regardless of whether the security ultimately is issued. A Portfolio may enter into standby commitment agreements to enhance the liquidity of portfolio securities, but only when the issuers of the commitment agreements present minimal risk of default. Ordinarily, the Portfolio may not transfer a standby commitment to a third party, although it could sell the underlying security to a third party at any time. A Portfolio may purchase standby commitments separate from or in conjunction with the purchase of securities subject to such commitments. In the latter case, the Portfolio would pay a higher price for the securities acquired, thus reducing their yield to maturity. Standby commitments will not affect the dollar-weighted average maturity of the Portfolio, or the valuation of the securities underlying the commitments. Issuers or financial intermediaries may obtain letters of credit or other guarantees to support their ability to buy securities on demand. The Adviser or a Subadviser may rely upon its evaluation of a bank’s credit in determining whether to support an instrument supported by a letter of credit. Standby commitments are subject to certain risks, including: the ability of issuers of standby commitments to pay for securities at the time the commitments are exercised; the fact that standby commitments are not marketable by the Portfolios; and the possibility that the maturities of the underlying securities may be different from those of the commitments.

Swaps.

Basis Swap. A basis swap is an interest rate swap where two floating-rate securities are exchanged between parties. In these swaps, the floating rates are based on two different rate sources.

Credit Default Swaps, Inflation Swaps, Total Return Swaps, Interest-Rate Swaps, Currency Swaps, Options on Swaps and Interest-Rate Caps, Floors and Collars. Entering into interest-rate swaps or mortgage swaps or purchasing interest-rate caps, floors or collars is often done to protect against interest rate fluctuations and hedge against fluctuations in the fixed income market. A Portfolio will generally enter into these hedging transactions primarily to preserve a return or spread on a particular investment or portion of the portfolio and to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date. Interest-rate swaps involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. Interest-rate swaps are either individually negotiated, or certain swaps are standardized and must be executed on an electronic trading facility or exchange and centrally cleared. However, in each case, the Portfolios expect to achieve an acceptable degree of correlation between their respective portfolio investments and their interest-rate positions. The Portfolios will enter into interest-rate swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolios receiving or paying, as the case may be, only the net amount of the two payments. Interest-rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest-rate swaps is limited to the net amount of interest payments that a Portfolio is contractually obligated to make, if any. If the other party to an interest-rate swap defaults, the Portfolio’s risk of loss consists of the net amount of interest payments that the Portfolio is contractually entitled to receive, if any. The use of interest-rate swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

The purchase of an interest-rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payment of interest on a notional principal amount from the party selling such interest-rate cap. The purchase of an interest-rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor. An interest-rate collar is the combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates. To the extent interest rate, mortgage, credit and currency swaps and interest rate caps, floors and collars are individually negotiated or, if centrally cleared, are correlated to the Portfolios’ investment positions, each Portfolio expects to achieve an acceptable degree of correlation between its portfolio investments and its swap, cap, floor and collar positions.

The Portfolios, other than the SA Federated Hermes Corporate Bond Portfolio, SA JPMorgan MFS Core Bond Portfolio, SA PIMCO Global Bond Opportunities Portfolio and the SA PIMCO VCP Tactical Balanced Portfolio, will not enter into any mortgage swap, interest-rate swap, cap or floor transaction unless the unsecured commercial paper, senior debt, or the claims-paying ability of the other party thereto is rated either AA or A-1 or better by S&P or Fitch Ratings, Inc. (“Fitch”) or Aa or P-1 or better by Moody’s, or is determined to be of equivalent quality by the applicable Subadviser. The SA Federated Hermes Corporate Bond Portfolio and SA JPMorgan MFS Core Bond Portfolio have the ability to enter into swaps and swap-related transactions (such as caps and floors) if the unsecured commercial paper, senior debt, or the claims-paying ability of the other party thereto is rated A or better by S&P, Fitch or Moody’s, or if unrated, are determined by the Subadviser to be of comparable quality.

The SA Federated Hermes Corporate Bond Portfolio may invest up to 5% in credit default swaps and up to 10% of net assets for all other derivatives, including currency swaps, total return swaps, interest rate swaps, caps, floors and collars.

Credit Default Swaps. The credit default swap agreement may have as reference obligations one or more securities that are not currently held by the Portfolio. The protection “buyer” in a credit default contract is generally obligated to pay the protection “seller” an upfront or periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash-settled. A Portfolio may be either the buyer or seller in the transaction. If the Portfolio is a buyer and no credit event occurs, the Portfolio may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally receives the difference in value between the full notional value of the swap and the value of an equal face amount of deliverable obligations of the reference entity based on a settlement mechanic operated by ISDA. As a seller, a Portfolio generally receives an upfront payment or a fixed-rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, a Portfolio would be subject to investment exposure on the settlement amount of the swap.

Credit default swap agreements involve greater risks than if a Portfolio had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A Portfolio will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. The Portfolio’s obligations under a credit default swap agreement will be accrued daily (offset against any amounts owing to the Portfolio).

For purposes of applying the Portfolios’ investment policies and restrictions (as stated in the Prospectus and this SAI), swap agreements are generally valued by the Portfolios at market value. In the case of a credit default swap sold by a Portfolio (i.e., where the Portfolio is selling credit default protection), however, in applying certain of the Portfolios’ investment policies and restrictions, the Portfolio will value the credit default swap at its notional amount or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Portfolios’ other investment policies and restrictions. The manner in which certain securities or other instruments are valued by the Portfolios for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Credit default swap agreements on credit indices (“CDXs”) are indices of credit default swaps designed to track segments of the credit default swap market and provide investors with exposure to specific reference baskets of issuers of bonds or loans. The CDX reference baskets are priced daily and rebalanced every six months in conjunction with leading market makers in the credit industry. While investing in CDXs will increase the universe of bonds and loans to which a Portfolio is exposed, such investments entail risks that are not typically associated with investments in other debt instruments. The liquidity of the market for CDXs will be subject to liquidity in the secured loan and credit derivatives markets. Investment in CDXs involves many of the risks associated with investments in other derivative instruments.

Cross-Currency Swap. A cross-currency swap is an interest rate swap agreement where the two instruments are denominated in two different currencies. Each agreement comprises both long and short exposures based on the reference legs of the swap. Cross-currency swaps are always long one currency and short another (non-base) currency simultaneously. These instruments are generally considered to be swaps regulated by the CFTC.

Currency Swaps. Currency swaps involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of currency swap contracts may extend for many years. Currency swaps are usually negotiated with commercial and investment banks. Some currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows. These instruments generally are considered to be swaps regulated by the CFTC.

Equity Swaps Agreements. Certain Portfolios may enter into equity swap agreements (“equity swaps”) for various purposes, including to hedge exposure to market risk or to gain exposure to a security, basket or narrow-based index (e.g., generally nine or fewer securities). Equity swaps, a type of total return swap, are security-based swaps that are securities, regulated by the SEC that are typically entered into for the purpose of investing in a security, basket or narrow-based index without owning or taking physical custody of securities. Counterparties to the Portfolio on equity swaps on single name securities, baskets or narrow-based indices are required to be registered as security-based swap dealers.

An equity swap on a broad based index is a swap that is regulated by the CFTC. As is required with respect to dealers in all swaps, counterparties doing business as a dealer must be registered with the CFTC as a swaps dealer.

Equity swaps may be structured in different ways. The counterparty will generally agree to pay the Portfolio the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, the Portfolio may agree to pay to the counterparty a floating rate of interest on the notional amount of the equity swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the Portfolio on any equity swap should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Portfolio on the notional amount. In other cases, the counterparty and the Portfolio may agree to pay the other the difference between the relative investment performances that would have been achieved if the notional amount of the equity swap contract had been invested in different stocks (or indices of stocks).

A Portfolio will generally enter into equity swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of an equity swap contract or periodically during its term. Equity swaps normally do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that a Portfolio is contractually obligated to make. If the other party to an equity swap defaults, the Portfolio’s risk of loss consists of the net amount of payment that the Portfolio is contractually entitled to receive, if any. The Portfolio currently is required to post variation margin to and collect variation margin from counterparties to equity swaps that are CFTC regulated or entered into with a swap dealer subject to regulation by the Prudential Regulators. In addition, securities-based swaps that are equity swaps and that are entered into with non-bank counterparties are subject to posting and collection of variation margin. Equity swaps are also subject to initial margining requirements.

Inflation Swaps. Inflation swap agreements are contracts, regulated as swaps by the CFTC, in which one party agrees to pay the cumulative percentage increase in a price index, such as the Consumer Price Index (“CPI”), over the term of the swap (with some lag on the referenced inflation index), and the other pays a compounded fixed rate. Inflation swap agreements may be used to protect NAV of the Portfolio against an unexpected change in the rate of inflation measured by an inflation index. Inflation swap agreements entail the risk that a party will default on its payment obligations to the Portfolio thereunder. The Portfolio will enter into inflation swaps on a net basis (i.e., the two payment streams are netted out at maturity with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments).

The value of inflation swap agreements are expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of an inflation swap agreement. Additionally, payments received by the Portfolio from swap transactions, such as inflation swap agreements and other types of swaps discussed below, will result in taxable income, either as ordinary income or capital gains, rather than tax-exempt income, which will increase the amount of taxable distributions received by shareholders.

Options on Swaps. Certain Portfolios may enter into swaptions. A swaption is an option to enter into a swap agreement. Like other types of options, the buyer of a Swaption pays a non-refundable premium for the option and obtains the right, but not the obligation, to enter into an underlying swap on agreed-upon terms. The seller of a Swaption, in exchange for the premium, becomes obligated (if the option is exercised) to enter into an underlying swap on agreed-upon terms. Swaptions are regulated by the CFTC as swaps.

Mortgage Swaps. Mortgage swaps are similar to interest-rate swaps in that they represent commitments to pay and receive interest. The notional principal amount, upon which the value of the interest payments is based, is tied to a reference pool or pools of mortgages.

Total Return Swaps. Total return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Portfolio will receive a payment from or make a payment to the counterparty.

U.S. Government Securities. U.S. Government Securities are issued or guaranteed by the U.S. government, its agencies and instrumentalities. Some U.S. government securities are issued or unconditionally guaranteed by the U.S. Treasury. They are of high credit quality. While these securities are subject to variations in market value due to fluctuations in interest rates, they will be paid in full if held to maturity. Other U.S. government securities are neither direct obligations of nor guaranteed by the U.S. Treasury. However, they involve federal sponsorship in one way or another. For example, some are backed by specific types of collateral; some are supported by the issuer’s right to borrow from the U.S. Treasury; some are supported by the discretionary authority of the U.S. Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality.

U.S. Treasury Inflation Protection Securities. U.S. Treasury inflation protection securities are issued by the Treasury with a nominal return linked to the inflation rate in prices. The index used to measure inflation is the non-seasonally adjusted U.S. City Average All Items Consumer Price Index for All Urban Consumers (“CPI-U”). The value of the principal is adjusted for inflation, and the securities pay interest every six months. The interest payment is equal to a fixed percentage of the inflation-adjusted value of the principal. The final payment of principal of the security will not be less than the original par amount of the security at issuance. The principal of the inflation-protection security is indexed to the non-seasonally adjusted CPI-U. To calculate the inflation-adjusted principal value for a particular valuation date, the value of the principal at issuance is multiplied by the index ratio applicable to that valuation date. The index ratio for any date is the ratio of the reference CPI applicable to such date to the reference CPI applicable to the original issue date. Semi-annual coupon interest is determined by multiplying the inflation-adjusted principal amount by one-half of the stated rate of interest on each interest payment date. Inflation-adjusted principal or the original par amount, whichever is larger, is paid on the maturity date as specified in the applicable offering announcement. If at maturity the inflation-adjusted principal is less than the original principal value of the security, an additional amount is paid at maturity so that the additional amount plus the inflation-adjusted principal equals the original principal amount. Some inflation-protection securities may be stripped into principal and interest components. In the case of a stripped security, the holder of the stripped principal component would receive this additional amount. The final interest payment, however, will be based on the final inflation-adjusted principal value, not the original par amount.

The reference CPI for the first day of any calendar month is the CPI-U for the third preceding calendar month. (For example, the reference CPI for December 1 is the CPI-U reported for September of the same year, which is released in October.) The reference CPI for any other day of the month is calculated by a linear interpolation between the reference CPI applicable to the first day of the month and the reference CPI applicable to the first day of the following month. Any revisions the Bureau of Labor Statistics (or successor agency)

makes to any CPI-U number that has been previously released will not be used in calculations of the value of outstanding inflation-protection securities. In the case that the CPI-U for a particular month is not reported by the last day of the following month, the Treasury will announce an index number based on the last year-over-year CPI-U inflation rate available. Any calculations of the Treasury’s payment obligations on the inflation-protection security that need that month’s CPI-U number will be based on the index number that the Treasury has announced. If the CPI-U is rebased to a different year, the Treasury will continue to use the CPI-U series based on the base reference period in effect when the security was first issued as long as that series continues to be published. If the CPI-U is discontinued during the period the inflation-protection security is outstanding, the Treasury will, in consultation with the Bureau of Labor Statistics (or successor agency), determine an appropriate substitute index and methodology for linking the discontinued series with the new price index series. Determinations of the Secretary of the Treasury in this regard are final.

Inflation-protection securities will be held and transferred in either of two book-entry systems: the commercial book-entry system (TRADES) or TREASURY DIRECT. The securities will be maintained and transferred at their original par amount, i.e., not at their inflation-adjusted value. Separate Trading of Registered Interest and Principal of Securities components will be maintained and transferred in TRADES at their value based on the original par amount of the fully constituted security.

Value Investing. A Portfolio’s emphasis on securities believed to be under-valued by the market may use a technique followed by certain very wealthy investors highlighted by the media and a number of private partnerships with very high minimum investments. It requires not only the resources to undertake exhaustive research of little followed, out-of-favor securities, but also the patience and discipline to hold these investments until their intrinsic values are ultimately recognized by others in the marketplace. There can be no assurance that this technique will be successful for the Portfolio or that the Portfolio will achieve its investment goal.

When a Portfolio buys securities of companies emerging from bankruptcy, it may encounter risks that do not exist with other investments. Companies emerging from bankruptcy may have some difficulty retaining customers and suppliers who prefer transacting with solvent organizations. If new management is installed in a company emerging from bankruptcy, the management may be considered untested; if the existing management is retained, the management may be considered incompetent. Further, even when a company has emerged from bankruptcy with a lower level of debt, it may still retain a relatively weak balance sheet. During economic downturns these companies may not have sufficient cash flow to pay their debt obligations and may also have difficulty finding additional financing. In addition, reduced liquidity in the secondary market may make it difficult for a Portfolio to sell the securities or to value them based on actual trades.

Warrants and Rights. Warrants and rights give the holder of the warrant a right to purchase a given number of shares of a particular issue at a specified price until expiration. Such investments can generally provide a greater potential for profit or loss than investments of equivalent amounts in the underlying common stock. The prices of warrants do not necessarily move with the prices of the underlying securities. If the holder does not sell the warrant, it risks the loss of its entire investment if the market price of the underlying stock does not, before the expiration date, exceed the exercise price of the warrant plus the cost thereof. Investment in warrants is a speculative activity. Warrants pay no dividends and confer no rights (other than the right to purchase the underlying stock) with respect to the assets of the issuer. Warrants and rights may lack a liquid secondary market for resale.

When-Issued, Delayed-Delivery and Forward Commitment Securities. Each Portfolio may purchase securities on a when-issued or delayed-delivery basis or purchase or sell securities on a forward commitment basis beyond the customary settlement time. These transactions involve a commitment by each Portfolio to purchase or sell securities at a future date. The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued and delayed-delivery purchases and forward commitment transactions are negotiated directly with the other party, and such commitments are not traded on exchanges. The Portfolios will generally purchase securities on a when-issued or delayed-delivery basis or purchase or sell securities on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, the Portfolios may dispose of or negotiate a commitment after entering into it. The Portfolios may realize capital gains or losses in connection with these transactions. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines prior to the settlement date or if the value of the security to be sold increases prior to the settlement date.

Rule 18f-4 under the 1940 Act permits a Portfolio to enter into when-issued or forward-settling securities and non-standard settlement cycles securities notwithstanding the limitation on the issuance of senior securities in Section 18 of the 1940 Act, provided such transactions meet certain Rule 18f-4 requirements. See “Derivatives” above and “Investment Restrictions” below.

Zero Coupon Bonds, Step-Coupon Bonds, Deferred Interest Bonds and PIK Bonds. Fixed income securities in which a Portfolio may invest also include zero coupon bonds, step-coupon bonds, deferred interest bonds and bonds on which the interest is payable-in-kind (“PIK bonds”). Zero coupon and deferred interest bonds are debt obligations issued or purchased at a significant discount from face value. A step-coupon bond is one in which a change in interest rate is fixed contractually in advance. PIK bonds are debt obligations that provide that the issuer thereof may, at its option, pay interest on such bonds in cash or in the form of additional debt obligations. The higher yield and interest rates on PIK bonds reflects a payment deferral and increased credit risk associated with such instruments and that such investments may represent a significantly higher credit risk than coupon loans. PIK bonds may have unreliable valuations because their continuing accruals require continuing judgments about the collectability of the deferred payments and the value of any associated collateral. PIK interest has the effect of increasing the assets under management and, thereby, increasing the management fees at a compounding rate. In addition, the deferral of PIK interest also reduces the loan to value ratio at a compounding rate.

These investments may experience greater volatility in market value due to changes in interest rates and other factors than debt obligations that make regular payments of interest. A Portfolio will accrue income on such investments for tax and accounting purposes, as required, that is distributable to shareholders and that, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities under disadvantageous circumstances to satisfy the Portfolio’s distribution obligations.

SUPPLEMENTAL INFORMATION ABOUT DERIVATIVES AND THEIR USE

The Trust’s custodian, State Street Bank and Trust Company (“State Street”), or a securities depository acting for the custodian, will act as each Portfolio’s escrow agent, through the facilities of the Options Clearing Corporation (“OCC”), as to the securities on which the Portfolio has written listed options on securities or as to other acceptable escrow securities, so that no margin will be required for such transaction. OCC will release the securities on the expiration of the option or upon a Portfolio’s entering into a closing transaction.

A listed securities option position may be closed out only on a market that provides secondary trading for options of the same series and there is no assurance that a liquid secondary market will exist for any particular option. A Portfolio’s option activities may affect its turnover rate and brokerage commissions. The exercise by a Portfolio of puts on securities will result in the sale of related investments, increasing portfolio turnover. Although such exercise is within a Portfolio’s control, holding a put might cause the Portfolio to sell the related investments for reasons that would not exist in the absence of the put. A Portfolio will pay a brokerage commission each time it buys a put or call, sells a call, or buys or sells an underlying investment in connection with the exercise of a put or call. Such commissions may be higher than those that would apply to direct purchases or sales of such underlying investments. Premiums paid for options are small in relation to the market value of the related investments, and consequently, put and call options offer large amounts of leverage. The leverage offered by trading in options could result in a Portfolio’s NAV being more sensitive to changes in the value of the underlying investments. Listed securities options are subject to position limits established by the applicable exchanges, with respect to listed options, and by FINRA, with respect to OTC options.

Transactions in listed options on futures by a Portfolio are subject to limitations established by each of the exchanges and, in some cases, the CFTC governing the maximum number of options that may be written or held by a single investor or group of investors acting in concert, regardless of whether the options were written or purchased on the same or different exchanges or are held in one or more accounts or through one or more exchanges or brokers. Thus, the number of options a Portfolio may write or hold may be affected by options written or held by other entities, including other investment companies having the same or an affiliated investment adviser. Position limits also apply to Futures. An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions.

Dodd-Frank, enacted in July 2010, includes provisions that comprehensively regulate OTC derivatives, such as OTC foreign currency transactions (subject to exemption from the Treasury of physically-settled forward contracts from many of the requirements), interest rate swaps, Swaptions, mortgage swaps, caps, collars and floors, and other OTC derivatives that a Portfolio may employ in the future. Dodd-Frank authorizes the SEC and the CFTC to mandate that a substantial portion of derivatives be executed through regulated markets or facilities, and/or be submitted for clearing to regulated clearinghouses (as discussed below, the CFTC has mandated that certain interest rate swaps and index-based credit default swaps must be centrally cleared and traded through a regulated market or facility). Derivatives submitted for central clearing will be subject to minimum initial and variation margin requirements set by the relevant clearinghouse. The CFTC and Prudential Regulators also have imposed variation margin requirements on non-cleared OTC derivatives. The SEC finalized non-cleared margin requirements for security-based swaps that became effective in October 2021. OTC derivatives intermediaries typically demand the unilateral ability to increase a counterparty’s collateral requirements for cleared OTC derivatives beyond any regulatory and clearinghouse minimums. These requirements may increase the amount of collateral a Portfolio is required to provide and the costs associated with OTC derivatives transactions.

In addition, regulations adopted by global prudential regulators require certain bank-regulated counterparties and certain of their affiliates to include in certain financial contracts, including many derivatives contracts, terms that delay or restrict the rights of counterparties, such as a Portfolio, to terminate such contracts, foreclose upon collateral, exercise other default rights or restrict transfers of credit support in the event that the counterparty and/or its affiliates are subject to certain types of resolution or insolvency proceedings. It is possible that these requirements, as well as potential additional government regulation and other developments in the market, could adversely affect the Portfolio’s ability to terminate existing derivatives agreements or to realize amounts to be received under such agreements. The implementation of these requirements with respect to derivatives, along with implementation of initial margin posting and additional regulations under Dodd-Frank regarding clearing, mandatory trading and reporting of derivatives, may increase the costs and risks to a Portfolio of trading in these instruments and, as a result, may affect returns to investors in the Portfolio.

As discussed above, OTC derivatives are subject to counterparty risk, whereas the exposure to default for cleared derivatives is assumed by the exchange’s clearinghouse. However, a Portfolio will not face a clearinghouse directly but rather through an OTC derivatives intermediary that is registered with the CFTC and/or SEC to act as a clearing member. The Portfolio may therefore face the indirect risk of the failure of another clearing member customer to meet its obligations to its clearing member. Such scenario could arise due to a default by the clearing member on its obligations to the clearinghouse, triggered by a customer’s failure to meet its obligations to the clearing member.

The SEC and CFTC also have required, or may in the future require, a substantial portion of derivative transactions that are currently executed on a bilateral basis in the OTC markets to be executed through a regulated securities, futures, or swap exchange or execution facility. Certain CFTC-regulated derivatives are already subject to these rules and the CFTC expects to subject additional OTC derivatives to such trade execution rules in the future. The SEC has adopted similar requirements on the OTC derivatives that it regulates. Such requirements may make it more difficult and costly for a Portfolio to enter into highly tailored or customized transactions. They may also render certain strategies in which a Portfolio might otherwise engage impossible or so costly that they will no longer be economical to implement. If a Portfolio decides to become a direct member of one or more of these exchanges or execution facilities, the Portfolio will be subject to all of the rules of the exchange or execution facility, which would bring additional risks and liabilities, and potential additional regulatory requirements.

OTC derivatives dealers are currently required to register with the CFTC and, with respect to security-based swaps, are required to register with the SEC. Dealers are subject to new minimum capital and margin requirements, business conduct standards, disclosure requirements, reporting and recordkeeping requirements, transparency requirements, position limits, limitations on conflicts of interest, and other regulatory burdens. These requirements further increase the overall costs for OTC derivatives dealers, which costs may be passed along to the Portfolios as market changes continue to be implemented.

In addition, the CFTC and the United States commodities exchanges impose limits referred to as “speculative position limits” on the maximum net long or net short speculative positions that any person may hold or control in any particular futures or options contracts traded on United States commodities exchanges. For example, the CFTC currently imposes speculative position limits on a number of agricultural commodities (e.g., corn, oats, wheat, soybeans and cotton) and United States commodities exchanges currently impose speculative position limits on many other commodities. In October 2020, the CFTC adopted new rules regarding speculative position limits. These rules impose position limits on certain futures and options on futures contracts, as well as physical commodity swaps that are “economically equivalent” to such contracts. A Portfolio could be required to liquidate positions it holds in order to comply with such limits, or may not be able to fully implement trading instructions generated by its trading models, in order to comply with such limits. Any such liquidation or limited implementation could result in substantial costs to a Portfolio.

As noted above in “Derivatives,” the Derivatives Rule imposes limits on the amount of derivatives a Portfolio may enter into, treats derivatives as senior securities, and requires Portfolios whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.

Recently, the CFTC adopted final amendments to Part 190 of its regulations, which govern bankruptcy proceedings for futures brokers and derivatives clearing organizations. The amendments enhance protections available to the Trust and shareholders of the Portfolios upon the bankruptcy of such intermediaries, who act in respect to cleared derivatives.

All of these regulations have enhanced the protections available to funds engaged in derivatives transactions but have also increased the costs of engaging in such transactions.

Possible Risk Factors in Derivatives. Participation in the options or Futures markets and in currency exchange transactions involves investment risks and transaction costs to which a Portfolio would not be subject absent the use of these strategies. If an Adviser’s or Subadviser’s predictions of movements in the direction of the securities, foreign currency and interest rate markets are inaccurate, the adverse consequences to a Portfolio may leave the Portfolio in a worse position than if such strategies were not used. There is also a risk in using short hedging by selling Futures to attempt to protect against decline in value of the Portfolio securities (due to an increase in interest rates) that the prices of such Futures will correlate imperfectly with the behavior of the cash (i.e., market value) prices of the Portfolio’s securities. The ordinary spreads between prices in the cash and Futures markets are subject to distortions due to differences in the natures of those markets. First, all participants in the Futures markets are subject to initial and variation margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close Futures contracts through offsetting transactions, which could distort the normal relationship between the cash and Futures markets. Second, the liquidity of the Futures markets depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the Futures markets could be reduced, thus producing distortion. Third, from the point of view of speculators, the deposit requirements in the Futures markets are less onerous than margin requirements in the securities markets. Therefore, increased participation by speculators in the Futures markets may cause temporary price distortions.

If a Portfolio establishes a position in the debt securities markets as a temporary substitute for the purchase of individual debt securities (long hedging) by buying Futures and/or calls on such Futures or on debt securities, it is possible that the market may decline; if a Subadviser then determines not to invest in such securities at that time because of concerns as to possible further market decline or for other reasons, the Portfolio will realize a loss that is not offset by a reduction in the price of the debt securities purchased.

SUPPLEMENTAL INFORMATION CONCERNING HIGH-YIELD, HIGH RISK BONDS AND SECURITIES RATINGS

High-Yield, High Risk Bonds may present certain risks, which are discussed below:

•

Sensitivity to Interest Rate and Economic Changes – High-yield bonds are very sensitive to adverse economic changes and corporate developments. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. If the issuer of a bond defaults on its obligations to pay interest or principal or enters into bankruptcy proceedings, a Portfolio may incur losses or expenses in seeking recovery of amounts owed to it. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of high-yield bonds and the Portfolio’s NAV.

•

Payment Expectations – High-yield bonds may contain redemption or call provisions. If an issuer exercised these provisions in a declining interest rate market, a Portfolio would have to replace the security with a lower yielding security, resulting in a decreased return for investors. Conversely, a high-yield bond’s value will decrease in a rising interest rate market, as will the value of the Portfolio’s assets. If the Portfolio experiences unexpected net redemptions, this may force it to sell high-yield bonds without regard to their investment merits, thereby decreasing the asset base upon which expenses can be spread and possibly reducing the Portfolio’s rate of return.

•

Illiquidity and Valuation – There may be little trading in the secondary market for particular bonds, which may adversely affect a Portfolio’s ability to value accurately or dispose of such bonds. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high-yield bonds, especially in a thin market. If the Portfolio experiences unexpected net redemptions, this may force it to sell high-yield bonds without regard to their investments, thereby decreasing the asset base upon which expenses can be spread and possibly reducing the Portfolio’s rate of return.

•

The Adviser or Subadviser attempts to reduce these risks through diversification of the applicable Portfolio and by credit analysis of each issuer, as well as by monitoring broad economic trends and corporate and legislative developments. If a high-yield bond previously acquired by a Portfolio is downgraded, a Subadviser, as appropriate, will evaluate the security and determine whether to retain or dispose of it.

The following are additional restrictions and/or requirements or restate previous information disclosed elsewhere in the Prospectus and/or this SAI concerning the Portfolios’ investments in high-yield, high risk bonds:

•

The SA Federated Hermes Corporate Bond Portfolio will generally invest in debt securities and preferred stocks rated below investment grade only to the extent that the Subadviser believes that lower credit quality of such securities is offset by more attractive yields, and only up to 35% of net assets. There is no limit with respect to the rating categories for securities in which the Portfolio may invest.

•

The SA PIMCO Global Bond Opportunities Portfolio may invest a maximum of 20% of its total assets in securities rated below investment grade, which would include corporate high-yield, emerging market debt and other securities. Unrated securities will be determined by the Adviser or Subadviser to be of comparable quality. The debt securities in which the Portfolio will invest may have fixed, variable or floating interest rates. If a security satisfies the Portfolio’s minimum rating requirement at the time of purchase and is subsequently downgraded below such rating, the Portfolio will not be required to dispose of such security. This is so even if the downgrade causes the average credit quality of the Portfolio to be lower than that stated in the Prospectus. Furthermore, during this period, the Subadviser will only buy securities at or above the Portfolio’s average rating requirement.

•

The SA PineBridge High-Yield Bond Portfolio may invest without limitation in bonds rated as low as Ca by Moody’s or C by S&P (or unrated but considered by its Subadviser of equivalent quality). In addition, the Portfolio may invest up to 10% of its total assets in bonds rated C by Moody’s or D by S&P.

•	The SA JPMorgan Diversified Balanced Portfolio may invest up to 15% of its total assets (measured at the time of investment) in securities rated below BBB by S&P or Baa3 by Moody’s.

•

The SA MFS Total Return Portfolio may invest in fixed income securities rated Baa by Moody’s or BBB by S&P or Fitch and comparable unrated securities. The Portfolio may also invest up to 10% in securities rated lower than Baa by Moody’s or lower than BBB by S&P or Fitch and comparable unrated securities (“junk bonds”).

•

The SA VCP Dynamic Allocation Portfolio and SA VCP Dynamic Strategy Portfolio normally do not expect to have more than 5% of total assets allocated to Underlying Portfolios investing primarily in high-yield, high risk bonds.

•	The SA AB Growth Portfolio may invest up to 10% in convertible securities rated below BBB by S&P or Baa by Moody’s or be determined by the Subadviser to be of comparable quality (i.e., junk bonds).

•	The SA Fidelity Institutional AM® Real Estate Portfolio may not invest more than 5% of its total assets in junk bonds.

•	The SA Franklin Small Company Value Portfolio and SA AB Small & Mid Cap Value Portfolio may invest up to 5% of its net assets in less than investment grade debt obligations.

•

The SA JPMorgan Mid-Cap Growth Portfolio may invest up to 10% of its net assets in nonconvertible fixed income securities rated Baa or lower by Moody’s or BBB or lower by S&P or Fitch and comparable unrated securities.

•

The SA Putnam International Value Portfolio may invest up to 20% of its total assets in bonds rated as low as C by Moody’s or S&P, or unrated bonds that the Subadviser determines to be of comparable quality.

•	The SA JPMorgan Emerging Markets Portfolio may invest in both higher-rated and lower-rated fixed income securities and is not subject to any restrictions based on credit rating.

•

The SA Franklin BW U.S. Large Cap Value, SA Franklin Systematic U.S. Large Cap Value, SA Large Cap Index, SA JPMorgan Global Equities, SA JPMorgan Equity-Income, SA Morgan Stanley International Equities and SA MFS Massachusetts Investors Trust Portfolios may not invest in junk bonds.

•

The fixed income component of the SA PIMCO VCP Tactical Balanced Portfolio may invest up to 5% of the Portfolio’s total assets in junk bonds rated CCC or higher by Moody’s or equivalently rated by Standard & Poor’s or Fitch, or if unrated, determined by the Subadviser to be of comparable quality.

•

Each of the SA BlackRock VCP Global Multi Asset Portfolio, SA Schroders VCP Global Allocation Portfolio and SA T. Rowe Price VCP Balanced Portfolio may invest up to 10% of its net assets in high-yield debt securities.

Ratings may include additional modifiers, such as plus (+) or minus (-), or numeric modifiers, as applicable, to the nationally recognized rating organization.

U.S. Corporate High-Yield Fixed Income Securities offer a yield above that generally available on U.S. corporate debt securities in the four highest rating categories of the recognized rating services, including debt obligations (e.g., bonds, debentures, notes, equipment lease certificates, equipment trust certificates, conditional sales contracts, commercial paper and obligations issued or guaranteed by the U.S. government or any of its political subdivisions, agencies or instrumentalities) and preferred stock. These fixed income securities may have equity features, such as conversion rights or warrants, and Portfolios may invest up to 20% of their total assets in equity features, such as conversion rights or warrants, subject to the following:

•

The SA PIMCO Global Bond Opportunities Portfolio may invest up to 5% of its net assets in warrants, and 5% of its net assets on municipal warrants. The Portfolio may invest up to 10% of its total assets in preferred stock and up to 10% of its total assets in common stock.

•

The SA PineBridge High-Yield Bond and SA JPMorgan MFS Core Bond Portfolios may invest up to 10% of their total assets in equity securities other than preferred stock (e.g., common stock, warrants and rights and limited partnership interests).

•	The SA Federated Hermes Corporate Bond Portfolio may hold up to 5% of its total assets in equity securities received in connection with fixed income securities owned by the Portfolio.

•

The SA JPMorgan Ultra-Short Bond, SA Franklin Systematic U.S. Large Cap Value, SA Large Cap Index, SA Franklin BW U.S. Large Cap Value and SA JPMorgan Global Equities Portfolios may not invest in warrants.

•

The SA JPMorgan Ultra-Short Bond, SA Large Cap Index, SA JPMorgan Equity-Income, SA Franklin BW U.S. Large Cap Value, SA Franklin Systematic U.S. Large Cap Value and SA AB Growth Portfolios may not invest in rights.

The Portfolios, other than the SA JPMorgan MFS Core Bond Portfolio, SA JPMorgan Ultra-Short Bond Portfolio, SA PIMCO Global Bond Opportunities Portfolio and the SA PIMCO VCP Tactical Balanced Portfolio, may not invest more than 5% of their total assets at the time of acquisition in either of (1) equipment lease certificates, equipment trust certificates and conditional sales contracts or (2) limited partnership interests.

SUPPLEMENTAL INFORMATION ABOUT INDEX AND PASSIVELY MANAGED FUNDS

The SA Emerging Markets Equity Index Portfolio, SA Fixed Income Index Portfolio, SA Fixed Income Intermediate Index Portfolio, SA International Index Portfolio, SA Large Cap Growth Index Portfolio, SA Large Cap Index Portfolio, SA Large Cap Value Index Portfolio, SA Mid Cap Index Portfolio and SA Small Cap Index Portfolio are passively-managed and designed to track an index or subset of an index. SunAmerica is responsible for managing these Portfolios. SunAmerica is an indirect wholly-owned subsidiary of Corebridge. In connection with SunAmerica’s management of the Portfolios, each of the Portfolios may trade in Corebridge stock if such stock is represented in the applicable target index.

INVESTMENT RESTRICTIONS

The Trust, on behalf of each Portfolio, has adopted certain fundamental investment restrictions which cannot be changed without approval by a majority of its outstanding voting securities. A majority of the outstanding voting securities is defined as the vote of the lesser of (i) 67% or more of the outstanding shares of the Portfolio present at a meeting, if the holders of more than 50% of the outstanding shares are present in person or by proxy or (ii) more than 50% of the outstanding shares of the Portfolio. A change in policy affecting only one Portfolio may be effected with the approval of a majority of the outstanding shares of such Portfolio.

All percentage limitations expressed in the following investment restrictions are measured at the time of purchase, except with respect to the Portfolios’ borrowing policy and illiquid security policy.

Fundamental Investment Restrictions Applicable to All Portfolios

Each Portfolio may not:

1.

Borrow money except as permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

2.

Engage in the business of underwriting the securities of other issuers except as permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

3.

Lend money or other assets except to the extent permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

4.

Issue senior securities except as permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

5.

Purchase or sell real estate except as permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

6.

Purchase or sell commodities or contracts related to commodities except to the extent permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

The following fundamental investment restriction is applicable to all Portfolios except the SA Emerging Markets Equity Index Portfolio, the SA Fidelity Institutional AM® Real Estate Portfolio, the SA Fixed Income Index Portfolio, the SA Fixed Income Intermediate Index Portfolio, the SA International Index Portfolio, the SA Mid Cap Index Portfolio, the SA Large Cap Growth Index Portfolio, the SA Large Cap Index Portfolio, the SA Large Cap Value Index Portfolio, the SA Mid Cap Index Portfolio, the SA PIMCO Global Bond Opportunities Portfolio, and the SA Small Cap Index Portfolio:

7.

Each Portfolio may not, except as permitted by exemptive or other relief or permission from the SEC, SEC staff or other authority with appropriate jurisdiction, make any investment if, as a result, the Portfolio’s investments will be concentrated in any one industry.

The following fundamental investment restriction is applicable to the SA Emerging Markets Equity Index Portfolio, the SA Fixed Income Index Portfolio, the SA Fixed Income Intermediate Index Portfolio, the SA International Index Portfolio, the SA Large Cap Growth Index Portfolio, the SA Large Cap Index Portfolio, the SA Large Cap Value Index Portfolio, the SA Mid Cap Index Portfolio and the SA Small Cap Index Portfolio:

8.

Each Portfolio may not, except as permitted by exemptive or other relief or permission from the SEC, SEC staff or other authority with appropriate jurisdiction, make any investment if, as a result, the Portfolio’s investments will be concentrated in any one industry, except to approximately the same extent that its benchmark index is concentrated in one or more particular industries.

The following fundamental investment restriction is applicable to the SA Fidelity Institutional AM® Real Estate Portfolio:

9.

The Portfolio may not, except as permitted by exemptive or other relief or permission from the SEC, SEC staff or other authority with appropriate jurisdiction, make any investment if, as a result, the Portfolio’s investments will be concentrated in any one industry, except that the Portfolio will concentrate its investments in the real estate industry.

The following descriptions of the 1940 Act may assist investors in understanding the above restrictions.

With respect to fundamental investment restriction number 1 above, the 1940 Act permits a Portfolio to borrow money in amounts of up to one-third of the Portfolio’s total assets from banks for any purpose, and to borrow up to an additional 5% of the Portfolio’s total assets from banks or other lenders for temporary purposes. (The Portfolio’s total assets include the amounts being borrowed.) To limit the risks attendant to borrowing, the 1940 Act requires a Portfolio to maintain an “asset coverage” of at least 300% of the amount of its borrowings (other than the 5% temporary borrowings); provided that in the event that the Portfolio’s asset coverage falls below 300%, the Portfolio is required to reduce the amount of its borrowings so that it meets the 300% asset coverage threshold within three days (not including Sundays and holidays). Asset coverage means the ratio that the value of the Portfolio’s total assets (including amounts borrowed), minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Certain trading practices and investments may be considered to be borrowings and thus subject to the 1940 Act restrictions. The investment restriction will be interpreted to permit a Portfolio to engage in trading practices and investments that may be considered to be borrowings to the extent consistent with the 1940 Act and applicable SEC and SEC staff interpretive positions and guidance. Short-term credits necessary for the settlement of securities transactions and arrangements with respect to securities lending are not considered to be borrowings under the restriction. Practices and investments that may involve leverage but are not considered to be borrowings are not subject to the restriction to the extent consistent with applicable SEC and SEC staff interpretive positions and guidance.

With respect to fundamental investment restriction number 2 above, the 1940 Act permits a Portfolio to engage in the underwriting business or underwrite the securities of other issuers within certain limits. A Portfolio engaging in transactions involving the acquisition or disposition of portfolio securities may be considered to be an underwriter under the Securities Act. Under the Securities Act, an underwriter may be liable for material omissions or misstatements in an issuer’s registration statement or prospectus. Securities purchased from an issuer and not registered for sale under the Securities Act are considered restricted securities. There may be a limited market for these securities. If these securities are registered under the Securities Act, they may then be eligible for sale but participating in the sale may subject the seller to underwriter liability. These risks could apply to a Portfolio if it invests in restricted securities. Although it is not believed that the application of the Securities Act provisions described above would cause a Portfolio to be engaged in the business of underwriting, investment restriction number 2 above will be interpreted not to prevent a Portfolio from engaging in transactions involving the acquisition or disposition of portfolio securities, regardless of whether the Portfolio may be considered to be an underwriter under the Securities Act.

With respect to fundamental investment restriction number 3 above, the 1940 Act permits a Portfolio to make loans within certain limits. The fundamental investment restriction permits a Portfolio to engage in securities lending, enter into repurchase agreements, acquire debt and other securities (to the extent deemed lending) and allows the Portfolio to lend money and other assets, in each case to the fullest extent permitted by the 1940 Act. SEC staff interpretations currently prohibit funds from lending portfolio securities of more than one-third of their total assets. Currently, the Portfolios do not, and do not expect to, engage in the lending of securities. If in the future, a Portfolio wished to lend securities, it would be permitted to do so only after it receives Board approval. The fundamental investment restriction will be interpreted not to prevent a Portfolio from purchasing or investing in debt obligations and loans. In addition, collateral arrangements with respect to options, forward currency and futures transactions and other derivative instruments, as well as delays in the settlement of securities transactions, will not be considered loans under the restriction.

With respect to fundamental investment restriction number 4, the 1940 Act prohibits a Portfolio from issuing “senior securities,” which are defined as Portfolio obligations that have a priority over the Portfolio’s shares with respect to the payment of dividends or the distribution of Portfolio assets, except that a Portfolio may borrow money in amounts of up to one-third of the Portfolio’s total assets from banks for any purpose. A Portfolio also may borrow up to an additional 5% of its total assets from banks or other lenders for temporary purposes, and these borrowings are not considered senior securities. The issuance of senior securities by a Portfolio can increase the speculative character of the Portfolio’s outstanding shares through leveraging. Leveraging of the Portfolio through the issuance of senior securities magnifies the potential for gain or loss on monies, because even though the Portfolio’s net assets remain the same, the total risk to investors is increased to the extent of the Portfolio’s gross assets. The fundamental investment restriction will be interpreted not to prevent collateral arrangements with respect to swaps, options, forward or futures contracts or other derivatives, or the posting of initial or variation margin.

With respect to fundamental investment restriction number 5, the 1940 Act does not prohibit a Portfolio from owning real estate; however, a Portfolio is limited in the amount of illiquid investments it may purchase (real estate is generally considered illiquid). Investing in real estate may involve risks, including that real estate is generally considered illiquid and may be difficult to value and sell. Owners of real estate may be subject to various liabilities, including environmental liabilities. To the extent that investments in real estate are considered illiquid, Rule 22e-4 under the 1940 Act (the “Liquidity Rule”) limits a Portfolio’s acquisition of any illiquid investment, if at any time, the Portfolio would have invested more than 15% of its net assets in illiquid investments that are assets. The restriction will be interpreted to permit a Portfolio to invest in real estate-related companies, companies whose businesses consist in whole or in part of investing in real estate, instruments (like mortgages) that are secured by real estate or interests therein, or real estate investment trust securities.

With respect to fundamental investment restriction number 6, the 1940 Act does not prohibit a Portfolio from owning commodities, whether physical commodities or contracts related to physical commodities (such as oil or grains and related futures contracts), or financial commodities and contracts related to financial commodities (such as currencies). However, a Portfolio is limited in the amount of illiquid investments it may purchase. To the extent that investments in commodities are considered illiquid, the Liquidity Rule limits a Portfolio’s acquisition of any illiquid investment, if at any time, the Portfolio would have invested more than 15% of its net assets in illiquid investments that are assets. If a Portfolio were to invest in a physical commodity or a physical commodity-related instrument, the Portfolio would be subject to the additional risks of the particular physical commodity and its related market. The value of commodities and commodity-related instruments may be extremely volatile and may be affected either directly or indirectly by a variety of factors. There also may be storage charges and risks of loss associated with physical commodities. The restriction will be interpreted to permit investments in other investment companies that invest in physical and/or financial commodities.

With respect to fundamental investment restriction number 7 through 9, the 1940 Act does not define what constitutes “concentration” in an industry. The SEC staff has taken the position that investment of 25% or more of a fund’s total assets in one or more issuers conducting their principal activities in the same industry or group of industries constitutes concentration. It is possible that interpretations of concentration could change in the future. A fund that invests a significant percentage of its total assets in a single industry may be particularly susceptible to adverse events affecting that industry and may be more risky than a fund that does not concentrate in an industry. The fundamental investment restriction will be interpreted to refer to concentration as it may be determined from time to time. The fundamental investment restriction also will be interpreted to permit investment without limit in the following: securities of the U.S. government and its agencies or instrumentalities; securities of state, territory, possession or municipal governments and their authorities, agencies, instrumentalities or political subdivisions (other than private activity municipal debt securities whose principal and interest payments are derived principally from the revenues and the assets of a non-governmental user); and repurchase agreements collateralized by any of such obligations. Accordingly, issuers of the foregoing securities will not be considered to be members of any industry. Finally, the restriction will be interpreted to give broad authority to the Portfolios as to how to classify issuers within or among industries. The SA VCP Dynamic Allocation Portfolio and the SA VCP Dynamic Strategy Portfolio do not consider investment companies to be an industry for purposes of this restriction and the investment by a Portfolio in an Underlying Portfolio that concentrates its investments in a particular industry or group of industries will not be considered an investment by the Portfolio in that particular industry or group of industries.

Diversification

Each of the Portfolios, except the SA Fidelity Institutional AM® Real Estate Portfolio, SA Janus Focused Growth Portfolio, SA MFS Large Cap Growth Portfolio and SA PIMCO Global Bond Opportunities Portfolio is currently classified as a diversified fund under the 1940 Act. This means that a Portfolio (other than the SA Fidelity Institutional AM® Real Estate Portfolio, SA Janus Focused Growth Portfolio, SA MFS Large Cap Growth Portfolio and SA PIMCO Global Bond Opportunities Portfolio) may not purchase securities of an issuer (other than obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities and securities of other investment companies) if, with respect to 75% of its total assets, (a) more than 5% of the Portfolio’s total assets would be invested in securities of that issuer (except, in the case of the SA Large Cap Growth Index Portfolio, as may be necessary to approximate the composition of its benchmark index) or (b) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer. With respect to the remaining 25% of its total assets, the Portfolio can invest more than 5% of its assets in one issuer. Under the 1940 Act, a Portfolio cannot change its classification from diversified to non-diversified without shareholder approval.

Each of the SA Fidelity Institutional AM® Real Estate Portfolio, SA Janus Focused Growth Portfolio, SA MFS Large Cap Growth Portfolio and SA PIMCO Global Bond Opportunities Portfolio is currently classified as a non-diversified fund under the 1940 Act. As a result, the Portfolios are limited only by their own investment restrictions as to the percentage of their assets that may be invested in the securities of any one issuer. However, in spite of the flexibility under the 1940 Act, the Portfolios still have to meet quarterly diversification requirements under the Code in order to qualify as regulated investment companies. As a result of the Code’s diversification requirements, the Portfolios may not have the latitude to take full advantage of the relative absence of 1940 Act diversification requirements.

TRUSTEES AND OFFICERS OF THE TRUST

The following table lists the Trustees and officers of the Trust, their ages, current position(s) held with the Trust, length of time served, principal occupations during the past five years, number of funds overseen within the Fund Complex (as defined below) and other directorships/trusteeships held outside of the Fund Complex. Unless otherwise noted, the address of each executive officer and Trustee is 21650 Oxnard Street, 10th Floor, Woodland Hills, California 91367. As mentioned above, Trustees who are not deemed to be “interested persons” of the Trust as defined in the 1940 Act are referred to as “Independent Trustees.” Trustees who are deemed to be “interested persons” of the Trust are referred to as “Interested Trustees.” Trustees and officers of the Trust are also directors or trustees and officers of some or all of the other investment companies managed, administered or advised by SunAmerica and distributed by Corebridge Capital Services, Inc. (formerly, AIG Capital Services, Inc.) (the “Distributor”) and other affiliates of SunAmerica.

Name and Year of Birth	Position(s) Held With Trust	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee[2,3]	Other Directorship(s) Held By Trustee[4]
Independent Trustees
Tracey C. Doi 1961	Trustee	2021 –Present	Controller, Vice President, Toyota Motor Sales (2000-2003); Chief Financial Officer, Group Vice President of Toyota Motor North America (2003-2023); Board Member, National Asian American Chamber of Commerce (2012-Present); Board Governor, Japanese American National Museum (2005-Present); Board Member, 50/50 Women on Boards (nonprofit leadership organization) (2017- Present); Board Member, National Association of Corporate Directors, North Texas (nonprofit leadership organization) (2020- Present).	80	Director, Pentair (sustainable water solutions) (August 2023-Present); Director, Quest Diagnostics (healthcare) (2021-Present); Director, City National Bank (banking) (2016-2022).
Jane Jelenko 1948	Trustee	2006 – Present	Retired Partner of KPMG LLP and Managing Director of BearingPoint, Inc. (formerly KPMG Consulting) (2003-Present).	80	Director, Cathay General Bancorp and Cathay Bank (banking) (2012-2018); Director, Countrywide Bank (banking) (2003-2008);.
Christianne F. Kerns[5] 1958	Trustee	2023 –Present	Managing Partner (2020-Present), Partner (2004-Present), Hahn & Hahn LLP (law firm).	80	None.
Charles H. Self III 1957	Trustee	2021 –Present	Chief Operating Officer, Chief Compliance Officer and Chief Investment Officer of iSectors (2014-2021); Chief Investment Officer of Sumnicht & Associates (2014-2021).	80	None.

Name and Year of Birth	Position(s) Held With Trust	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past [5] Years	Number of Portfolios in Fund Complex Overseen By Trustee[2,3]	Other Directorship(s) Held By Trustee[4]
Martha B. Willis 1960	Trustee	2023 – Present	Senior Advisor, KPMG US (September 2022-Present); Executive Vice President, Chief Marketing Officer of TIAA (June 2020-March 2022); Executive Vice President, Chief Marketing Officer, Nuveen (May 2016-June 2020); Board Member, Nuveen UCITS funds (2019-2021).	80	None.
Bruce G. Willison 1948	Trustee and Chairman	2001 – Present	Chairman of Tyfone, Inc. (2018-Present); Chairman of Catholic Schools Collaborative (2011- Present); Director of Specialty Family Foundation (2013-Present)	80	Director, Grandpoint Bank (banking) (2011-Present); Director, Move, Inc. (internet real estate site) (2003-Present); Director of NiQ (2016-2020).
Interested Trustee
John T. Genoy[6] 1968	President and Trustee	2021 – Present	President (2021-Present), Chief Operating Officer (2006-Present), Chief Financial Officer and Director (2002-2021) and Senior Vice President (2004-2021), SunAmerica.	80	None.

[1]	Trustees serve until their successors are duly elected and qualified.
[2]

The term “Fund Complex” means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment services or have a common investment adviser or an investment adviser that is an affiliated person of SunAmerica. The “Fund Complex” includes: the Trust (61 portfolios); SST (19 portfolios); and VALIC Company I (36 funds).

[3]	Number includes the Trust (61 portfolios) and SST (19 portfolios).
[4]

Directorships of companies required for reporting to the SEC under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies regulated under the 1940 Act other than those listed under the preceding column.

[5]	Ms. Kerns was appointed as a new Independent Trustee to the Trust’s Board as of October 13, 2023.
[6]	Mr. Genoy is considered to be an Interested Trustee based on his positions with SunAmerica.

Name and Year of Birth	Position(s) Held with Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years
Officers

Gregory R. Kingston 1966	Treasurer and Principal Financial Officer/Principal Accounting Officer	2014 – Present	Vice President (1999-Present), Head of Mutual Fund Administration (2014-Present), SunAmerica; Director, Corebridge Capital Services, Inc. (2021-Present); Treasurer, SunAmerica Series Trust, Seasons Series Trust and VALIC Company I (2014-Present).

Christopher C. Joe 1969	Chief Compliance Officer and Vice President	2017 – Present	Chief Compliance Officer, Seasons Series Trust, SunAmerica Series Trust and VALIC Company I (2017-Present); Chief Compliance Officer, VALIC Retirement Services Company (2017-2019).

Gregory N. Bressler 1966	Vice President and Assistant Secretary	2005 – Present	Chief Investments Counsel, Corebridge (2023-Present); Assistant Secretary (2021-Present), Senior Vice President (2005-Present) and General Counsel (2005-2023), SunAmerica.

Kathleen D. Fuentes 1969	Chief Legal Officer, Vice President and Secretary	2015 – Present	Senior Vice President and General Counsel (2023-Present), Vice President and Chief Legal Officer (2006-2023), SunAmerica.

Matthew J. Hackethal 1971	Anti-Money Laundering Compliance Officer	2006 – Present	Chief Compliance Officer (2006-Present) and Vice President (2011-Present), SunAmerica.

Donna McManus 1961	Vice President and Assistant Treasurer	2014 – Present	Vice President, SunAmerica (2014-2021).

Shawn Parry 1972	Vice President and Assistant Treasurer	2014 – Present	Vice President (2014-Present), SunAmerica.

Salimah Shamji 1971	Vice President	2020 – Present	Vice President, SunAmerica (2008-Present).

Christopher J. Tafone 1975	Vice President and Assistant Secretary	2021 – Present (Vice President); (2016-Present) (Assistant Secretary)	Vice President, SunAmerica (2016 – Present); Associate General Counsel, Corebridge (2016 – Present).

Leadership Structure of the Board

Overall responsibility for oversight of the Trust and its Portfolios rests with the Board. The Trust, on behalf of the Portfolios, has engaged SunAmerica and for certain Portfolios, has engaged a Subadviser, to manage the Portfolios on a day-to-day basis. The Board is responsible for overseeing SunAmerica, the Subadvisers and any other service providers in the operations of the Portfolios in accordance with the provisions of the 1940 Act, applicable provisions of state and other laws, the Trust’s Declaration of Trust (“Declaration”) and By-laws, and each Portfolio’s investment objectives and strategies. The Board is presently comprised of seven members, six of whom are Independent Trustees. The Board currently conducts regular in-person meetings at least quarterly and holds special in-person or telephonic meetings, or informal conference calls, to discuss specific matters that may arise or require action between regular Board meetings. The Independent Trustees also meet at least quarterly in executive sessions, at which no trustee who is an interested person of SunAmerica is present. The Independent Trustees have engaged independent legal counsel to assist them in performing their oversight responsibilities.

The Board has appointed Mr. Willison, an Independent Trustee, to serve as Chairman of the Board. The Chairman’s role is to preside at all meetings of the Board and to act as a liaison with service providers, including SunAmerica, officers, attorneys, and other Trustees generally, between meetings. The Chairman may also perform such other functions as may be delegated by the Board from time to time. The Board has established three committees, i.e., Audit Committee, Nomination and Governance Committee (the “Nomination Committee”) and Ethics Committee (each, a “Committee”), to assist the Board in the oversight and direction of the business and affairs of the Portfolios, and from time to time may establish informal working groups to review and address the policies and practices of the Portfolios with respect to certain specified matters. The Committee system facilitates the timely and efficient consideration of matters by the Trustees, and facilitates effective oversight of compliance with legal and regulatory requirements and of the Portfolios’ activities and associated risks. The standing Committees currently conduct an annual review of their charters, which includes a review of their responsibilities and operations. The Nomination Committee and the Board as a whole also conduct an annual evaluation of the performance of the Board, including consideration of the effectiveness of the Board’s committee structure. The Board has determined that the Board’s leadership structure is appropriate because it allows the Board to exercise informed and independent judgment over the matters under its purview and it allocates areas of responsibility among the Committees and the full Board in a manner that enhances efficient and effective oversight.

The Portfolios are subject to a number of risks, including, among others, investment, compliance, operational and valuation risks. Risk oversight forms part of the Board’s general oversight of the Portfolios and is addressed as part of various Board and Committee activities. Day-to-day risk management functions are subsumed within the responsibilities of SunAmerica, which carries out the Portfolios’ investment management and business affairs, and also by the Portfolios’ Subadvisers and other service providers in connection with the services they provide to the Portfolios. Each of SunAmerica, the Subadvisers and other service providers have their own, independent interest in risk management, and their policies and methods of risk management will depend on their functions and business models. As part of its regular oversight of the Portfolios, the Board, directly and/or through a Committee, interacts with and reviews reports from, among others, SunAmerica, the Subadvisers and the Portfolios’ other service providers (including the Portfolios’ distributor and transfer agent), the Portfolios’ Chief Compliance Officer, the independent registered public accounting firm for the Portfolios, legal counsel to the Portfolios, and internal auditors for SunAmerica or its affiliates, as appropriate, relating to the operations of the Portfolios. The Board recognizes that it may not be possible to identify all of the risks that may affect the Portfolios or to develop processes and controls to eliminate or mitigate their occurrence or effects. The Board may, at any time and in its discretion, change the manner in which it conducts risk oversight.

Board and Committees

Among the attributes common to all Trustees are their ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the other Trustees, SunAmerica, the Subadvisers, other service providers, legal counsel and the independent registered public accounting firm, and to exercise effective business judgment in the performance of their duties as Trustees. A Trustee’s ability to perform his or her duties effectively may have been attained, as set forth below, through the Trustee’s executive, business, consulting, public service and/or academic positions; experience from service as a Trustee of the Trust and the other funds in the Fund Complex (and/or in other capacities), other investment funds, public companies, or non-profit entities or other organizations; educational background or professional training; and/or other life experiences.

Independent Trustees

Bruce G. Willison. Mr. Willison has served as a Trustee since 2001, and Chairman of the Board since January 1, 2006. He has more than 25 years of experience in the banking industry. Mr. Willison also has broad experience serving as a director of other entities. Mr. Willison’s years of experience as a bank executive, which included management responsibility for investment management, and his experience serving on many public company boards gives him an inside perspective on the management of complex organizations, especially regulated ones.

Tracey C. Doi. Ms. Doi has served as a Trustee since 2021. She has more than 20 years of executive and business experience. Ms. Doi also has broad corporate governance experience from serving on multiple corporate boards.

Jane Jelenko. Ms. Jelenko has served as a Trustee since 2006. Ms. Jelenko was previously a partner in the consulting arm of KPMG, the international professional services firm, where she served for 25 years. She was the national industry director for the banking and finance group and served on the firm’s board of directors. During her term on the board, she served on the Pension Committee, Strategic Planning Committee and the Political Action Committee. She is a director of Cathay General Bancorp and Cathay Bank, the Music Center-Los Angeles Performing Arts Center, the Gabriella Axelrad Education Foundation, and the Constitutional Rights Foundation (emeritus). She is the President and Director of the Center Dance Arts. She has served on various corporate and community boards, including the L.A. Area Chamber of Commerce, and the Organization of Women Executives.

Christianne F. Kerns. Ms. Kerns has served as a Trustee since 2023. She has over 30 years of legal practice focusing on a broad range of corporate legal and business matters, including financing, commercial real estate, and structuring and negotiating complex business arrangements. She is an expert in corporate governance, regularly advising boards and CEOs regarding management issues and initiatives, fiduciary duties and conflicts of interest.

Charles H. Self III. Mr. Self has served as a Trustee since 2021. He has over 30 years of experience in the investment management industry, including serving as a Chief Operating Officer, Chief Compliance Officer and Chief Investment Officer of an investment management firm.

Martha B. Willis. Ms. Willis has served as a Trustee since 2023. She has over 40 years of experience in the financial services industry, including serving as Executive Vice President and Chief Marketing Officer of TIAA and Nuveen from 2016 to 2022, where she led the enterprise marketing, branding and corporate communications teams across TIAA Retirement, TIAA Bank and Nuveen. She served as director and chair of Nuveen’s UCITS funds from 2019 to 2021. She also previously served as Chief Marketing Officer of OppenheimerFunds from 2009 to 2016.

The Board has adopted the Independent Trustee Retirement Policy under which Independent Trustees retire from service as Independent Trustees at the end of the calendar year in which he or she turns 78 years of age. Exceptions may be made for temporary transition periods, as approved and agreed to by the Board and the retiring Independent Trustee.

Interested Trustee

John T. Genoy. Mr. Genoy has served as a Trustee since 2021. He currently serves as President and COO of SunAmerica and President of the Trust and of SST. He joined SunAmerica in 1995. Prior to joining SunAmerica, he was a member of the financial services group at PricewaterhouseCoopers LLP. Mr. Genoy received a B.S. in accounting from Villanova University and is a Certified Public Accountant.

The Trust pays no salaries or compensation to any of its officers, all of whom are officers or employees of SunAmerica or its affiliates. For the Trust and SST (the “Annuity Funds”), an annual fee and expenses are paid to each Trustee who is not an officer or employee of AGL or its affiliates for attendance at meetings of the Board. Effective January 1, 2024, the annual fee paid to each Independent Trustee is $240,000. Trustees are compensated $3,000 for special in-person or telephonic Board meetings. The Independent Chairman receives an additional retainer fee of $85,000. These expenses are allocated on the basis of the relative net assets of each Portfolio of the Annuity Funds. Mr. Genoy, who is an interested Trustee by virtue of his employment relationship with SunAmerica, receives no remuneration from the Trust.

Each Independent Trustee serves on each Committee of the Board and Mr. Genoy serves on the Ethics Committee. Members of each Committee serve without compensation, except that Ms. Jelenko, as Audit Committee Chair, receives an additional retainer fee of $20,000 and Ms. Doi, as Nomination Committee Chair, receives an additional retainer fee of $12,500.

The Audit Committee is charged with selecting, overseeing and setting the compensation of the Portfolios’ independent registered public accounting firm. The Audit Committee is responsible for pre-approving all audit and non-audit services performed by the independent public accounting firm for the Portfolios and, should it be necessary, for pre-approving certain non-audit services performed by the independent registered public accounting firm for SunAmerica and certain control persons of SunAmerica. The Audit Committee is also responsible for reviewing with the independent registered public accounting firm the audit plan and results of the audit along with other matters. The Audit Committee met 4 times during the fiscal year ended January 31, 2024.

The Nomination Committee recommends to the Trustees those persons to be nominated as candidates to serve as Trustees and voted upon by shareholders and selects and proposes nominees for election by the Trustees to the Board between shareholders’ meetings. The Nomination Committee will consider candidates proposed by shareholders for election as Trustees. Any such recommendations from shareholders should be directed to the attention of the Secretary of the Trust at 30 Hudson Street, 16th Floor, Jersey City, New Jersey 07302. The Nomination Committee reviews at least annually the independence of the Independent Trustees and the independence of legal counsel. The Nomination Committee also reviews and makes recommendations with respect to the size and composition of the Board and its Committees and monitors and evaluates the functioning of the Committees. The Nomination Committee met 3 times during the fiscal year ended January 31, 2024.

The Ethics Committee is responsible for applying the code of ethics applicable to the Trust’s Principal Executive Officer and Principal Accounting Officer to specific situations in which questions are presented to it and has the authority to interpret the code of ethics in any particular situation. The Ethics Committee will inform the Board of violations or waivers to the Trust’s code of ethics, as appropriate. Mr. Willison serves as the Chair of the Ethics Committee. The Ethics Committee met 3 times during the fiscal year ended January 31, 2024.

[As of [   ], 2025, the Trustees and officers of the Trust owned in the aggregate less than 1% of the total outstanding shares of each Portfolio of the Trust.]

TRUSTEE OWNERSHIP OF PORTFOLIO SHARES

The following table shows the dollar range of shares beneficially owned by each Trustee as of December 31, 2024.

Name of Trustee	Dollar Range of Equity Securities in the Trust[1]	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies[2]
Independent Trustees
Tracey C. Doi	[0	0
Jane Jelenko	0	0
Christianne F. Kerns[3]	0	0
Charles H. Self III	0	0
Martha B. Willis	0	0
Bruce G. Willison	0	0
Interested Trustee
John T. Genoy	0	0]

1	Includes the value of shares beneficially owned by each Trustee in each Portfolio of the Trust.
2	Includes the Trust (61 portfolios) and SST (19 portfolios).
3	Ms. Kerns was appointed as a new Independent Trustee to the Trust’s Board effective October 13, 2023.

[As of December 31, 2024, no Independent Trustees nor any of their immediate family members owned beneficially or of record any securities in the Adviser, a Subadviser or the Distributor or any person other than a registered investment company, directly or indirectly, controlling, controlled by or under common control with such entities.]

Compensation of Trustees

[The following table sets forth information summarizing the compensation of each Trustee, who is not an officer or employee of AGL or its affiliates, for his/her services as Trustee for the fiscal year ended January 31, 2025.]

Name of Trustee	Aggregate Compensation from the Portfolios in this SAI	Pension or Retirement Benefits Accrued as Part of Trust Expenses	Total Compensation from Trust and Fund Complex Paid to Trustees[1]
Tracey C. Doi	$[ ]	—	$[ ]
Jane Jelenko	[ ]	—	[ ]
Christianne F. Kerns[2]	[ ]	—	[ ]
Gilbert T. Ray[3]	[ ]	—	[ ]
Charles H. Self III	[ ]	—	[ ]
Martha B. Willis	[ ]	—	[ ]
Bruce G. Willison	[ ]	—	[ ]

1	As of January 31, 2025, the Fund Complex included the Trust (61 portfolios), VALIC Company I (36 funds), and SST (19 portfolios).
2	Ms. Kerns was appointed as a new Independent Trustee to the Trust’s Board effective October 13, 2023.
3	Mr. Ray retired from the Board as of the close of business on October 12, 2023.

INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT

The Trust, on behalf of each Portfolio, entered into an Investment Advisory and Management Agreement (the “Advisory Agreement”) with SunAmerica to handle the management of the Trust and its day-to-day affairs. The Adviser, located at 30 Hudson Street, 16th Floor, Jersey City, New Jersey 07302, is an indirect, wholly-owned subsidiary of Corebridge.

Terms of the Advisory Agreement

The Advisory Agreement provides that SunAmerica shall act as investment adviser to each Portfolio, manage each Portfolio’s investments, administer its business affairs, furnish offices, necessary facilities and equipment, provide clerical, bookkeeping and administrative services, and permit any of SunAmerica’s officers or employees to serve without compensation as Trustees or officers of the Trust if duly elected to such positions. Under the Advisory Agreement, the Trust agrees to assume and pay certain charges and expenses of its operations, including: direct charges relating to the purchase and sale of portfolio securities, interest charges, fees and expenses of independent legal counsel and independent accountants, cost of stock certificates and any other expenses (including clerical expenses) of issue, sale, repurchase or redemption of shares, expenses of registering and qualifying shares for sale, expenses of printing and distributing reports, notices and proxy materials to shareholders, expenses of data processing and related services, shareholder recordkeeping and shareholder account service, expenses of printing and distributing prospectuses and statements of additional information, expenses of annual and special shareholders’ meetings, fees and disbursements of transfer agents and custodians, expenses of disbursing dividends and distributions, fees and expenses of Trustees who are not employees of the Adviser or its affiliates, membership dues in the Investment Company Institute or any similar organization, all taxes and fees to federal, state or other governmental agencies, insurance premiums and extraordinary expenses such as litigation expenses.

The Advisory Agreement, after initial approval with respect to each Portfolio, continues in effect for a period of two years, in accordance with its terms, unless terminated, and thereafter may be renewed from year to year as to each Portfolio for so long as such renewal is specifically approved at least annually by (i) the Board, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of each relevant Portfolio, and (ii) the vote of a majority of Trustees who are not parties to the Advisory Agreement or “interested persons” (as defined in the 1940 Act) of any such party. The Advisory Agreement provides that it may be terminated by either party without penalty upon the specified written notice contained in the Advisory Agreement. The Advisory Agreement also provides for automatic termination upon assignment.

Under the terms of the Advisory Agreement, SunAmerica is not liable to the Trust, or any Portfolio, or to any other person, for any act or omission by it or for any losses sustained by a Portfolio or its shareholders except in the case of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

Advisory Fees

As compensation for its services, the Adviser receives from each Portfolio a fee, accrued daily and payable monthly, based on average daily net assets at the following annual rates:

Portfolio	Fee Rate (as a % of average daily net asset value)
SA AB Growth Portfolio	0.70% to $50 million
0.65% next $100 million
0.60% over $150 million

Portfolio	Fee Rate (as a % of average daily net asset value)
SA AB Small & Mid Cap Value Portfolio[1]	0.95% to $250 million
SA BlackRock Multi-Factor 70/30 Portfolio[2]	0.90% over $250 million
0.65% to $250 million
SA BlackRock VCP Global Multi Asset Portfolio[3]	0.60% over $250 million
0.86% to $500 million
SA Emerging Markets Equity Index Portfolio	0.84% next $2.5 billion
0.79% over $3 billion
0.45% to $2 billion
SA Federated Hermes Corporate Bond Portfolio	0.40% over $2 billion
0.70% to $50 million
SA Fidelity Institutional AM® International Growth Portfolio	0.60% next $100 million
0.55% next $100 million
0.50% over $250 million
0.78% to $100 million
SA Fidelity Institutional AM® Real Estate Portfolio	0.76% next $100 million
0.75% over $200 million
0.80% to $100 million
SA Fixed Income Index Portfolio	0.75% next $400 million
0.70% over $500 million
0.30% to $2 billion
SA Fixed Income Intermediate Index Portfolio	0.25% over $2 billion
0.30% to $2 billion
SA Franklin BW U.S. Large Cap Value Portfolio[4]	0.25% over $2 billion
0.80% to $100 million
SA Franklin Small Company Value Portfolio[5]	0.75% next $400 million
0.70% over $500 million
1.00% to $200 million
SA Franklin Systematic U.S. Large Cap Core Portfolio	0.92% next $300 million
0.90% over $500 million
0.50% to $100 million
SA Franklin Systematic U.S. Large Cap Value Portfolio	0.48% next $150 million
0.46% next $250 million
0.44% next $250 million
0.43% over $750 million
0.60%
SA Franklin Tactical Opportunities Portfolio	0.700% to $500 million
SA Global Index Allocation 60/40 Portfolio	0.675% next $500 million
0.650% next $1 billion
0.625% over $2 billion
0.10%
SA Global Index Allocation 75/25 Portfolio	0.10%
SA Global Index Allocation 90/10 Portfolio	0.10%

Portfolio	Fee Rate (as a % of average daily net asset value)
SA Goldman Sachs Multi-Asset Insights Portfolio	0.70% to $500 million
SA Index Allocation 60/40 Portfolio	0.675% next $500 million
0.665% over $1 billion
0.10%
SA Index Allocation 80/20 Portfolio	0.10%
SA Index Allocation 90/10 Portfolio	0.10%
SA International Index Portfolio	0.40% to $2 billion
SA Invesco Growth Opportunities Portfolio	0.35% over $2 billion
0.75% to $250 million
SA Janus Focused Growth Portfolio[6]	0.70% next $250 million
0.65% over $500 million
0.85%
SA JPMorgan Diversified Balanced Portfolio[7]	0.70% to $50 million
SA JPMorgan Emerging Markets Portfolio[8]	0.65% next $100 million
0.60% next $150 million
0.55% next $200 million
0.50% over $500 million
1.15% to $100 million
SA JPMorgan Equity-Income Portfolio	1.10% next $100 million
1.05% over $200 million
0.70% to $50 million
SA JPMorgan Global Equities Portfolio	0.65% next $100 million
0.60% next $150 million
0.55% next $200 million
0.50% over $500 million
0.90% to $50 million
SA JPMorgan Large Cap Core Portfolio[9]	0.80% next $100 million
0.70% next $150 million
0.65% over $300 million
0.80% to $50 million
SA JPMorgan MFS Core Bond Portfolio[10]	0.75% next $200 million
0.70% over $250 million
0.60%
SA JPMorgan Mid-Cap Growth Portfolio[11]	0.80% to $100 million
SA JPMorgan Ultra-Short Bond Portfolio	0.75% over $100 million
0.475% to $100 million
SA Large Cap Growth Index Portfolio	0.450% next $400 million
0.425% next $500 million
0.400% over $1 billion
0.30% to $2 billion
0.25% over $2 billion

Portfolio	Fee Rate (as a % of average daily net asset value)
SA Large Cap Index Portfolio[12]	0.40% to $2 billion
SA Large Cap Value Index Portfolio	0.32% next $1 billion
0.28% over $3 billion
0.30% to $2 billion
SA MFS Large Cap Growth Portfolio (formerly, SA MFS Blue Chip Growth Portfolio)	0.25% over $2 billion
0.70% to $250 million
SA MFS Massachusetts Investors Trust Portfolio[13]	0.65% next $250 million
0.60% over $500 million
0.70% to $600 million
SA MFS Total Return Portfolio	0.65% next $900 million
0.60% over $1.5 billion
0.70% to $50 million
SA Mid Cap Index Portfolio	0.65% next $450 million
0.625% next $250 million
0.595% next $250 million
0.575% over $1 billion
0.30% to $2 billion
SA Morgan Stanley International Equities Portfolio[14]	0.25% over $2 billion
0.85% to $250 million
SA PIMCO Global Bond Opportunities Portfolio[15]	0.80% next $250 million
0.75% over $500 million
0.75% to $50 million
SA PIMCO RAE International Value Portfolio[16]	0.65% next $100 million
0.60% next $100 million
0.55% over $250 million
1.025% to $50 million
SA PIMCO VCP Tactical Balanced Portfolio	0.865% next $150 million
0.775% next $300 million
0.75% over $500 million
0.86% on first $750 million
SA PineBridge High-Yield Bond Portfolio	0.85% on next $750 million
0.82% over $1.5 billion
0.70% to $50 million
SA Putnam International Value Portfolio (formerly, SA Putnam International Growth and Income Portfolio)[17]	0.65% next $100 million
0.60% next $100 million
0.55% over $250 million
1.00% to $150 million
SA Schroders VCP Global Allocation Portfolio	0.90% next $150 million
0.80% over $300 million
0.85% to $250 million
0.83% next $250 million
0.79% next $1 billion
0.77% thereafter

Portfolio	Fee Rate (as a % of average daily net asset value)
SA Small Cap Index Portfolio[18]	0.35% to $2 billion
SA T. Rowe Price Allocation Moderately Aggressive Portfolio (formerly, SA T. Rowe Price Asset Allocation Growth Portfolio)	0.30% over $2 billion
0.70% to $400 million
SA T. Rowe Price VCP Balanced Portfolio	0.685% next $500 million
0.660% next $1 billion
0.635% over $1.9 billion
0.85% to $200 million
SA VCP Dynamic Allocation Portfolio[19]	0.82% reset at $200 million
0.82% next $300 million
0.80% reset at $500 million
0.80% next $500 million
0.77% reset at $1 billion
0.75% next $1 billion
0.75% reset at $2 billion
0.75% over $2 billion
0.25% to $1.5 billion
SA VCP Dynamic Strategy Portfolio[20]	0.22% next $1.5 billion
0.20% over $3 billion
0.25% to $1.5 billion
SA VCP Index Allocation Portfolio	0.22% next $1.5 billion
0.20% over $3 billion
0.20% to $500 million
0.175% over $500 million

[1]

Pursuant to an Advisory Fee Waiver Agreement, SunAmerica is contractually obligated to waive its advisory fee through April 30, 2026 with respect to the SA AB Small & Mid Cap Value Portfolio so that the advisory fee rate payable by the Portfolio to SunAmerica under the Advisory Agreement equals 0.88% of average daily net assets on the first $250 million and 0.83% of average daily net assets over $250 million.

[2]

Pursuant to an Advisory Fee Waiver Agreement, SunAmerica is contractually obligated to waive a portion of its advisory fee through April 30, 2026 with respect to the SA BlackRock-Multi Factor 70/30 Portfolio so that the advisory fee rate payable by the Portfolio to SunAmerica under the Advisory Agreement is equal to 0.40% of average daily net assets on the first $250 million and 0.35% thereafter. SunAmerica has also contractually agreed to waive a portion of its management fee with respect to the Portfolio in an amount equal to the Portfolio’s expenses related to investments in ETFs managed or advised by BlackRock or its affiliates, and this waiver will continue so long as the Portfolio invests in such ETFs.

[3]

Pursuant to an Advisory Fee Waiver Agreement, SunAmerica is contractually obligated to waive a portion of its advisory fee through April 30, 2026 with respect to the SA BlackRock VCP Global Multi Asset Portfolio so that the advisory fee rate payable by the Portfolio to SunAmerica under the Advisory Agreement is equal to 0.85% on the first $500 million, 0.81% on the next $2.5 billion and 0.79% over $3 billion of average daily net assets.

[4]

Pursuant to an Advisory Fee Waiver Agreement, SunAmerica is contractually obligated to waive its advisory fee through April 30, 2026 with respect to the SA Franklin BW U.S. Large Cap Value Portfolio so that the advisory fee payable by the Portfolio to SunAmerica under the Advisory Agreement equals 0.67% of average daily net assets. The Advisory Fee Waiver Agreement may be terminated by the Trust upon 90 days’ prior written notice to SunAmerica.

[5]

Pursuant to an Advisory Fee Waiver Agreement, SunAmerica is contractually obligated to waive its advisory fee through April 30, 2026 with respect to the SA Franklin Small Company Value Portfolio so that the advisory fee payable by the Portfolio to SunAmerica under the Advisory Agreement is equal to 0.95% on the first $200 million, 0.87% on the next $300 million and 0.85% thereafter. Additionally, SunAmerica has voluntarily agreed to waive the advisory fee so that the advisory fee payable by the Portfolio after taking into account the contractual advisory fee waiver is equal to 0.90% on the first $200 million, 0.82% on the next $300 million, and 0.80% thereafter. This voluntary Advisory Fee Waiver Agreement may be modified or discontinued at any time by SunAmerica upon notice to the Trust.

[6]

Pursuant to an Advisory Fee Waiver Agreement, SunAmerica is contractually obligated to waive its advisory fee through April 30, 2026 with respect to the SA Janus Focused Growth Portfolio so that the advisory fee payable by the Portfolio to SunAmerica under the Advisory Agreement equals 0.75% of average daily net assets.

[7]

Pursuant to a Subadvisory Fee Waiver Agreement between SunAmerica and JPMorgan, JPMorgan has voluntarily agreed to waive its subadvisory fee under the Subadvisory Agreement between SunAmerica and JPMorgan in an amount equal to the Fund Management Fees, as described in the prospectus of an underlying mutual fund managed by JPMorgan (each, a “JPMorgan Fund”), it receives from any JPMorgan Fund in connection with any investment by JPMorgan on behalf of the Portfolio in a JPMorgan Fund (the “JPMorgan Fee Waiver”). Pursuant

to an Advisory Fee Waiver Agreement, the Adviser has voluntarily agreed to waive its advisory fee in an amount equal to the JPMorgan Fee Waiver in order to pass the benefit of such waiver onto the Portfolio in connection with the Portfolio’s investments in JPMorgan Funds. This advisory fee waiver may be terminated at any time by the Adviser and terminates automatically upon the termination of the JPMorgan Fee Waiver or the Advisory Agreement.

[8]

Pursuant to an Advisory Fee Waiver Agreement, SunAmerica is contractually obligated to waive its advisory fee through April 30, 2026 with respect to the SA JPMorgan Emerging Markets Portfolio so that the advisory fee payable by the Portfolio to SunAmerica under the Advisory Agreement equals 1.00% of average daily net assets. The Advisory Fee Waiver Agreement may be terminated by the Trust upon 60 days’ prior written notice to SunAmerica.

[9]

Pursuant to an Advisory Fee Wavier Agreement, SunAmerica is contractually obligated to waive its advisory fee through April 30, 2026 with respect to the SA JPMorgan Large Cap Core Portfolio (formerly, SA Invesco Main Street Large Cap Portfolio) so that the advisory fee payable by the Portfolio to SunAmerica under the Advisory Agreement equals 0.73% of average daily net assets on the first $50 million, 0.68% of average daily net assets on the next $200 million and 0.63% of average daily net assets over $250 million.

[10]

Pursuant to an Advisory Fee Waiver Agreement, SunAmerica is contractually obligated to waive 0.10% of its advisory fee through April 30, 2026 with respect to the SA JPMorgan MFS Core Bond Portfolio on an annual basis. The Advisory Fee Waiver Agreement may be terminated by the Trust upon 60 days’ prior written notice to SunAmerica.

[11]

Pursuant to an Advisory Fee Waiver Agreement, SunAmerica is contractually obligated to waive its advisory fee through April 30, 2026 with respect to the SA JPMorgan Mid-Cap Growth Portfolio so that the advisory fee payable by the Portfolio to SunAmerica under the Advisory Agreement equals 0.79% of average daily net assets on the first $100 million, 0.75% of the average daily net assets on the next $400 million, and 0.73% of the average daily net assets over $500 million.

[12]

Pursuant to a Third Amended and Restated Advisory Fee Waiver Agreement, SunAmerica is contractually obligated to waive its advisory fee through April 30, 2026 with respect to the SA Large Cap Index Portfolio so that the advisory fee payable by the Portfolio to SunAmerica under the Advisory Agreement equals 0.26% of average daily net assets on the first $2 billion, 0.18% of average daily net assets on the next $1 billion and 0.14% of average daily net assets over $3 billion.

[13]

Pursuant to an Advisory Fee Waiver Agreement, SunAmerica is contractually obligated to waive its advisory fee through April 30, 2026 with respect to the SA MFS Massachusetts Investors Trust Portfolio so that the advisory fee payable by the Portfolio to SunAmerica under the Advisory Agreement equals 0.66% of average daily net assets on the first $600 million, 0.61% of average daily net assets on the next $900 million and 0.56% of average daily net assets over $1.5 billion.

[14]

Pursuant to an Advisory Fee Waiver Agreement, SunAmerica is contractually obligated to waive its advisory fee through April 30, 2026 with respect to the SA Morgan Stanley International Equities Portfolio so that the advisory fee payable by the Portfolio to SunAmerica under the Advisory Agreement equals 0.80% of average daily net assets on the first $250 million, 0.75% of average daily net assets on the next $250 million and 0.70% of average daily net assets over $500 million.

[15]

Pursuant to an Advisory Fee Waiver Agreement, SunAmerica is contractually obligated to waive its advisory fee through April 30, 2026 with respect to the SA PIMCO Global Bond Opportunities Portfolio so that the advisory fee payable by the Portfolio to SunAmerica under the Advisory Agreement equals 0.73% of average daily net assets on the first $50 million, 0.63% of average daily net assets on the next $100 million, 0.58% of average daily net assets on the next $100 million and 0.53% of average daily net assets over $250 million.

[16]

Pursuant to an Advisory Fee Waiver Agreement, SunAmerica is contractually obligated to waive its advisory fee through April 30, 2026 with respect to the SA PIMCO RAE International Value Portfolio so that the advisory fee payable by the Portfolio to SunAmerica under the Advisory Agreement equals 0.765% of average daily net assets on the first $250 million and 0.740% of average daily net assets thereafter.

[17]

Pursuant to an Advisory Fee Waiver Agreement, SunAmerica is contractually obligated to waive its advisory fee through April 30, 2026 with respect to the SA Putnam International Value Portfolio so that the advisory fee payable by the Portfolio to SunAmerica under the Advisory Agreement equals 0.90% of average daily net assets on the first $150 million, 0.80% of average daily net assets on the next $150 million and 0.70% of average daily net assets over $300 million.

[18]

Pursuant to an Advisory Fee Waiver Agreement, SunAmerica is contractually obligated to waive its advisory fee through April 30, 2026 with respect to the SA Small Cap Index Portfolio so that the advisory fee payable by the Portfolio to SunAmerica under the Advisory Agreement equals 0.31% of average daily net assets on the first $2 billion and 0.26% of the average daily net assets over $2 billion.

[19]

Pursuant to an Advisory Fee Waiver Agreement, SunAmerica is contractually obligated to waive its advisory fee through April 30, 2026 with respect to the SA VCP Dynamic Allocation Portfolio so that the advisory fee payable by the Portfolio to SunAmerica is equal to 0.25% on the first $1.5 billion, 0.22% on the next $1.5 billion, 0.20% on the next $5 billion and 0.19% above $8 billion of average daily net assets. Additionally, SunAmerica has voluntarily agreed until further notice to waive its advisory fee for the SA VCP Dynamic Allocation Portfolio in an amount equal to a subadvisory fee waiver SunAmerica receives from AllianceBernstein. This voluntary Advisory Fee Waiver Agreement may be terminated at any time by SunAmerica and terminates automatically upon the termination of the subadvisory fee waiver.

[20]

SunAmerica has voluntarily agreed until further notice to waive its advisory fee for the SA VCP Dynamic Strategy Portfolio in an amount equal to a subadvisory fee waiver SunAmerica receives from AllianceBernstein. This voluntary Advisory Fee Waiver Agreement may be terminated at any time by SunAmerica and terminates automatically upon the termination of the subadvisory fee waiver.

The following table sets forth the total advisory fees received by SunAmerica from each Portfolio pursuant to the Advisory Agreement for the last three fiscal years ended January 31:

Portfolio	2025			2024	2023
SA AB Growth	$	[	]	$10,026,460	$10,030,503
SA AB Small & Mid Cap Value[1]		[	]	4,559,558	4,925,543
SA BlackRock Multi-Factor 70/30[2]		[	]	571,541	454,998
SA BlackRock VCP Global Multi Asset[3]		[	]	5,841,363	6,196,329
SA Emerging Markets Equity Index		[	]	408,594	423,357
SA Federated Hermes Corporate Bond		[	]	6,879,669	7,080,577
SA Fidelity Institutional AM® International Growth		[	]	1,908,952	2,004,169
SA Fidelity Institutional AM® Real Estate		[	]	1,959,200	2,155,446
SA Fixed Income Index		[	]	1,601,921	1,583,245
SA Fixed Income Intermediate Index		[	]	1,541,845	1,516,509
SA Franklin BW U.S. Large Cap Value[4]		[	]	8,790,265	10,027,292
SA Franklin Small Company Value[5]		[	]	2,805,337	3,055,076
SA Franklin Systematic U.S. Large Cap Core		[	]	670,853	713,650
SA Franklin Systematic U.S. Large Cap Value		[	]	2,138,398	2,335,621
SA Franklin Tactical Opportunities		[	]	604,841	533,488
SA Global Index Allocation 60-40		[	]	87,675	81,815
SA Global Index Allocation 75-2[5]		[	]	88,700	79,151
SA Global Index Allocation 90-10		[	]	325,914	294,047
SA Goldman Sachs Multi-Asset Insights		[	]	284,918	258,366
SA Index Allocation 60-40		[	]	243,086	228,497
SA Index Allocation 80-20		[	]	461,167	432,100
SA Index Allocation 90-10		[	]	1,247,382	1,148,970
SA International Index		[	]	2,883,551	2,742,139
SA Invesco Growth Opportunities		[	]	1,819,732	1,942,043
SA Janus Focused Growth[6]		[	]	3,544,917	3,663,246
SA JPMorgan Diversified Balanced[7]		[	]	2,600,020	2,700,889
SA JPMorgan Emerging Markets[8]		[	]	2,077,875	2,252,004
SA JPMorgan Equity-Income		[	]	5,428,565	6,219,544
SA JPMorgan Global Equities		[	]	2,318,757	2,411,378
SA JPMorgan Large Cap Core[9]		[	]	3,005,753	3,204,584
SA JPMorgan MFS Core Bond[10]		[	]	9,987,022	10,681,959
SA JPMorgan Mid-Cap Growth[11]		[	]	4,614,783	4,619,360
SA JPMorgan Ultra-Short Bond		[	]	1,705,118	1,723,041
SA Large Cap Growth Index		[	]	1,202,978	884,242
SA Large Cap Index[12]		[	]	10,941,587	10,899,208
SA Large Cap Value Index		[	]	1,197,348	963,222
SA MFS Large Cap Growth		[	]	4,209,222	4,172,922
SA MFS Massachusetts Investors Trust[13]		[	]	6,010,626	6,431,579
SA MFS Total Return		[	]	3,172,582	3,313,393
SA Mid Cap Index		[	]	1,270,731	1,261,487
SA Morgan Stanley International Equities[14]		[	]	2,898,826	2,976,614
SA PIMCO Global Bond Opportunities		[	]	1,898,742	2,065,524
SA PIMCO RAE International Value[15]		[	]	4,086,215	4,479,946
SA PIMCO VCP Tactical Balanced		[	]	8,169,279	9,108,162
SA PineBridge High-Yield Bond		[	]	1,569,008	1,662,392
SA Putnam International Value[16]		[	]	3,119,441	3,117,738
SA Schroders VCP Global Allocation		[	]	3,864,843	4,191,562
SA Small Cap Index[17]		[	]	994,863	1,014,111

Portfolio	2025			2024	2023
SA T. Rowe Price Allocation Moderately Aggressive	$	[	]	$4,531,317	$4,170,390
SA T. Rowe Price VCP Balanced		[	]	10,872,303	11,437,624
SA VCP Dynamic Allocation[18]		[	]	17,743,516	19,787,528
SA VCP Dynamic Strategy[19]		[	]	11,824,887	13,219,646
SA VCP Index Allocation		[	]	973,809	956,894

[1]

Pursuant to an Advisory Fee Waiver Agreement, SunAmerica is contractually obligated to waive its advisory fee through April 30, 2026 with respect to the SA AB Small & Mid Cap Value Portfolio so that the advisory fee rate payable by the Portfolio to SunAmerica under the Advisory Agreement equals 0.90% of average daily net assets on the first $250 million and 0.85% of average daily net assets over $250 million. For the fiscal years ended January 31, 2024, 2023 and 2022, the amounts of the advisory fees waived were $246,364, $266,696 and $315,201, respectively.

[2]

Pursuant to an Advisory Fee Waiver Agreement, SunAmerica is contractually obligated to waive a portion of its advisory fees with respect to the SA BlackRock Multi-Factor 70/30 Portfolio so that the management fee rate payable by the Portfolio to SunAmerica is 0.40% of the Portfolio’s average daily net assets on the first $250 million and 0.35% thereafter. This Advisory Fee Waiver Agreement will continue in effect until April 30, 2026. SunAmerica has also contractually agreed to waive a portion of its management fee with respect to the Portfolio in an amount equal to the Portfolio’s expenses related to investments in ETFs managed or advised by BlackRock or its affiliates, and this waiver will continue so long as the Portfolio invests in such ETFs. For the fiscal years ended January 31, 2024, 2023 and 2022, the amounts of the advisory fees waived were $382,912, $321,200 and $227,852, respectively.

[3]

Pursuant to an Advisory Fee Waiver Agreement in effect until April 30, 2026, SunAmerica has agreed to waive its advisory fee with respect to the SA BlackRock VCP Global Multi Asset Portfolio so that the advisory fee rate payable by the Portfolio is equal to 0.850% on the first $500 million of the Portfolio’s average daily net assets, 0.810% on the next $2.5 billion of the Portfolio’s average daily net assets, and 0.790% over $3 billion of the Portfolio’s average daily net assets. For the fiscal years ended January 31, 2024, 2023 and 2022, the amounts of the advisory fees waived were $105,049, $117,727 and $157,348, respectively.

[4]

Pursuant to an Advisory Fee Waiver Agreement, SunAmerica is contractually obligated to waive its advisory fee through April 30, 2026 with respect to the SA Franklin BW U.S. Large Cap Value Portfolio so that the advisory fee payable by the Portfolio to SunAmerica under the Advisory Agreement equals 0.67% of average daily net assets. For the fiscal years ended January 31, 2024, 2023 and 2022, the amounts of the advisory fees waived were $663,868, $716,883 and $775,809, respectively.

[5]

Pursuant to an Advisory Fee Waiver Agreement, SunAmerica is contractually obligated to waive its advisory fee through April 30, 2026 with respect to the SA Franklin Small Company Value Portfolio so that the advisory fee payable by the Portfolio to SunAmerica under the Advisory Agreement is equal to 0.95% on the first $200 million, 0.87% on the next $300 million and 0.85% thereafter. In addition, SunAmerica has voluntarily agreed until further notice to waive its advisory fee so that the advisory fee payable by the Portfolio after taking into account the contractual advisory fee waiver is equal to 0.90% on the first $200 million, 0.82% on the next $300 million and 0.80% thereafter. For the fiscal years ended January 31, 2024, 2023 and 2022, the amounts of the advisory fees waived were $287,537, $195,906 and $187,891, respectively.

[6]

Pursuant to an Advisory Fee Waiver Agreement, SunAmerica is contractually obligated to waive its advisory fee through April 30, 2026 with respect to the SA Janus Focused Growth Portfolio so that the advisory fee payable by the Portfolio to SunAmerica under the Advisory Agreement equals 0.75% of average daily net assets. For the fiscal years ended January 31, 2024, 2023 and 2022, the amounts of advisory fees waived were $417,049, $430,970 and $573,285, respectively.

[7]

SunAmerica has agreed to waive a portion of its advisory fee through April 30, 2026 with respect to the SA JPMorgan Diversified Balanced Portfolio in the amount equal to the amount waived by the subadviser of the Portfolio. For the fiscal years ended January 31, 2024, 2023 and 2022, the amounts of the advisory fees waived were $33,703, $12,240 and $97,980, respectively.

[8]

Pursuant to an Advisory Fee Waiver Agreement, SunAmerica is contractually obligated to waive its advisory fee through April 30, 2026 with respect to the SA JPMorgan Emerging Markets Portfolio so that the advisory fee payable by the Portfolio to SunAmerica under the Advisory Agreement equals 1.00% of average daily net assets. In addition, SunAmerica agreed to waive a portion of its advisory fee through April 30, 2026 with respect to the SA JPMorgan Emerging Markets Portfolio in the amount equal to the amount waived by the subadviser of the Portfolio. For the fiscal years ended January 31, 2024, 2023 and 2022, the amounts of advisory fees waived were $234,352, $245,934 and $276,652, respectively.

[9]

Pursuant to an Advisory Fee Waiver Agreement, SunAmerica is contractually obligated to waive its advisory fee through April 30, 2026 with respect to the SA JPMorgan Large Cap Core Portfolio (formerly, SA Invesco Main Street Large Cap Portfolio) so that the advisory fee payable by the Portfolio to SunAmerica under the Advisory Agreement equals 0.73% of average daily net assets on the first $50 million, 0.68% of average daily net assets on the next $200 million and 0.63% of average daily net assets over $250 million. For the fiscal years ended January 31, 2024, 2023 and 2022, the amounts of the advisory fees waived were $250,988, $218,184 and $263,189, respectively.

[10]

Pursuant to an Advisory Fee Waiver Agreement, SunAmerica is contractually obligated to waive 0.10% of its advisory fee through April 30, 2026 with respect to the SA JPMorgan MFS Core Bond Portfolio on an annual basis. For the fiscal years ended January 31, 2024, 2023 and 2022, the amounts of the advisory fees waived were $1,664,504, $1,780,326 and $2,132,811, respectively.

[11]

Pursuant to an Advisory Fee Waiver Agreement, SunAmerica is contractually obligated to waive its advisory fee through April 30, 2026 with respect to the SA JPMorgan Mid-Cap Growth Portfolio so that the advisory fee payable by the Portfolio to SunAmerica under the Advisory Agreement equals 0.79% of average daily net assets on the first $100 million, 0.75% of the average daily net assets on the next $400 million, and 0.73% of the average daily net assets over $500 million. For the fiscal years ended January 31, 2024, 2023 and 2022, the amounts of the advisory fees waived were $31,728, $31,850 and $14,856, respectively.

[12]

Pursuant to an Advisory Fee Waiver Agreement, effective through April 30, 2026, SunAmerica is contractually obligated to waive a portion of its advisory fee on an annual basis with respect to the SA Large Cap Index Portfolio so that the advisory fee payable by the Portfolio to SunAmerica under the Advisory Agreement is equal to 0.26% of the Portfolio’s average daily net assets on the first $2 billion, 0.18% of the Portfolio’s average daily net assets on the next $1 billion, and 0.14% of the Portfolio’s average daily net assets over $3 billion. For the fiscal years ended January 31, 2024, 2023 and 2022, the amounts of advisory fees waived were $4,089,792, $4,078,794 and $4,683,656, respectively.

[13]

Pursuant to an Advisory Fee Waiver Agreement, SunAmerica is contractually obligated to waive its advisory fee through April 30, 2026 with respect to the SA MFS Massachusetts Investors Trust Portfolio so that the advisory fee payable by the Portfolio to SunAmerica under the Advisory Agreement equals 0.66% of average daily net assets on the first $600 million, 0.61% of average daily net assets on the next $900 million and 0.56% of average daily net assets over $1.5 billion. For the fiscal years ended January 31, 2024, 2023 and 2022, the amounts of advisory fees waived were $351,423, $377,328 and $466,152, respectively.

[14]

Pursuant to an Advisory Fee Waiver Agreement, SunAmerica is contractually obligated to waive its advisory fee through April 30, 2026 with respect to the SA Morgan Stanley International Equities Portfolio so that the advisory fee payable by the Portfolio to SunAmerica under the Advisory Agreement equals 0.80% of average daily net assets on the first $250 million, 0.75% of average daily net assets on the next $250 million and 0.70% of average daily net assets over $500 million. For the fiscal years ended January 31, 2024, 2023 and 2022, the amounts of advisory fees waived were $173,364, $178,226 and $240,443, respectively.

[15]

Pursuant to an Advisory Fee Waiver Agreement, SunAmerica is contractually obligated to waive its advisory fee through April 30, 2026 with respect to the SA PIMCO RAE International Value Portfolio so that the advisory fee payable by the Portfolio to SunAmerica under the Advisory Agreement equals 0.765% of average daily net assets on the first $250 million and 0.74% thereafter. For the fiscal years ended January 31, 2024, 2023 and 2022, the amounts of advisory fees waived were $368,466, $376,199 and $397,743, respectively.

[16]

SunAmerica has voluntarily agreed until further notice to waive 0.05% of its advisory fee with respect to the SA Putnam International Value Portfolio. For the fiscal years ended January 31, 2024, 2023 and 2022, the amounts of advisory fees waived were $166,840, $166,799 and $160,386, respectively.

[17]

Pursuant to an Advisory Fee Waiver Agreement, SunAmerica is contractually obligated to waive its advisory fee through April 30, 2026 with respect to the SA Small Cap Index Portfolio so that the advisory fee payable by the Portfolio to SunAmerica under the Advisory Agreement equals 0.31% of average daily net assets on the first $2 billion and 0.26% of average daily net assets over $2 billion. For the fiscal year ended January 31, 2024, the amount of the advisory fee waived was $29,343.

[18]

Pursuant to an Advisory Fee Waiver Agreement, SunAmerica is contractually obligated to waive its advisory fee through April 30, 2026 with respect to the SA VCP Dynamic Allocation Portfolio so that the advisory fee payable by the Portfolio to SunAmerica is equal to 0.25% on the first $1.5 billion, 0.22% on the next $1.5 billion, 0.20% on the next $5 billion and 0.19% above $8 billion of average daily net assets. In addition, SunAmerica has voluntarily agreed until further notice to waive its advisory fee in an amount equal to a subadvisory fee waiver SunAmerica receives from AllianceBernstein. For the fiscal years ended January 31, 2024, 2023 and 2022, the amounts of advisory fees waived were $314,476, $433,040 and $549,472, respectively.

[19]

With respect to the SA VCP Dynamic Strategy Portfolio, SunAmerica has voluntarily agreed until further notice to waive its advisory fee in an amount equal to a subadvisory fee waiver SunAmerica receives from AllianceBernstein. For the fiscal years ended January 31, 2024, 2023 and 2022, the amounts of advisory fees waived were $182,649, $216,318 and $102,295, respectively.

The following table sets forth the advisory fees retained by SunAmerica with respect to the Portfolios after paying all subadvisory fees to Subadvisers for the past three fiscal years:*

	2025				2024		2023
Portfolio	% of Net Assets		Dollar Amount		% of Net Assets	Dollar Amount	% of Net Assets	Dollar Amount
SA AB Growth	[	]%	[	]	0.38%	6,292,638	0.38%	6,295,333
SA AB Small & Mid Cap Value	[	]%	[	]	0.50%	2,463,643	0.50%	2,666,968
SA BlackRock Multi-Factor 70/30	[	]%	[	]	0.54%	470,842	0.56%	391,199
SA BlackRock VCP Global Multi Asset	[	]%	[	]	0.50%	3,442,478	0.50%	3,656,167
SA Emerging Markets Equity Index	[	]%	[	]	0.45%	408,594	0.45%	423,357
SA Federated Hermes Corporate Bond	[	]%	[	]	0.36%	4,778,268	0.36%	4,918,905
SA Fidelity Institutional AM® International Growth	[	]%	[	]	0.40%	996,774	0.40%	1,047,557
SA Fidelity Institutional AM® Real Estate	[	]%	[	]	0.40%	1,018,240	0.40%	1,122,904
SA Fixed Income Index	[	]%	[	]	0.30%	1,601,921	0.30%	1,583,245
SA Fixed Income Intermediate Index	[	]%	[	]	0.30%	1,541,845	0.30%	1,516,509
SA Franklin BW U.S. Large Cap Value	[	]%	[	]	0.50%	6,014,475	0.50%	6,898,066
SA Franklin Small Company Value	[	]%	[	]	0.44%	1,255,190	0.44%	1,396,348

	2025				2024		2023
Portfolio	% of Net Assets		Dollar Amount		% of Net Assets	Dollar Amount	% of Net Assets	Dollar Amount
SA Franklin Systematic U.S. Large Cap Core	[	]%	[	]	0.35%	474,580	0.35%	505,787
SA Franklin Systematic U.S. Large Cap Value	[	]%	[	]	0.47%	1,676,358	0.47%	1,837,424
SA Franklin Tactical Opportunities	[	]%	[	]	0.35%	302,420	0.35%	266,744
SA Global Index Allocation 60/40	[	]%	[	]	0.10%	87,675	0.10%	81,815
SA Global Index Allocation 75/25	[	]%	[	]	0.10%	88,700	0.10%	79,151
SA Global Index Allocation 90/10	[	]%	[	]	0.10%	325,914	0.10%	294,047
SA Goldman Sachs Multi-Asset Insights	[	]%	[	]	0.35%	142,459	0.35%	129,183
SA Index Allocation 60/40	[	]%	[	]	0.10%	243,086	0.10%	228,496
SA Index Allocation 80/20	[	]%	[	]	0.10%	461,167	0.10%	432,100
SA Index Allocation 90/10	[	]%	[	]	0.10%	1,247,382	0.10%	1,148,970
SA International Index	[	]%	[	]	0.40%	2,883,551	0.40%	2,742,140
SA Invesco Growth Opportunities	[	]%	[	]	0.25%	605,236	0.25%	642,732
SA Janus Focused Growth	[	]%	[	]	0.52%	2,168,770	0.52%	2,245,336
SA JPMorgan Diversified Balanced	[	]%	[	]	0.34%	1,440,532	0.33%	1,474,009
SA JPMorgan Emerging Markets	[	]%	[	]	0.53%	971,762	0.52%	1,048,354
SA JPMorgan Equity-Income	[	]%	[	]	0.35%	3,449,996	0.35%	4,003,681
SA JPMorgan Global Equities	[	]%	[	]	0.38%	1,158,025	0.38%	1,200,620
SA JPMorgan Large Cap Core	[	]%	[	]	0.50%	2,040,068	0.45%	1,963,661
SA JPMorgan MFS Core Bond	[	]%	[	]	0.49%	8,091,559	0.54%	9,618,492
SA JPMorgan Mid-Cap Growth	[	]%	[	]	0.37%	2,223,687	0.37%	2,226,067
SA JPMorgan Ultra-Short Bond	[	]%	[	]	0.36%	1,331,759	0.36%	1,341,657
SA Large Cap Growth Index	[	]%	[	]	0.30%	1,202,978	0.30%	884,243
SA Large Cap Index	[	]%	[	]	0.37%	10,941,587	0.37%	10,899,208
SA Large Cap Value Index	[	]%	[	]	0.30%	1,197,348	0.30%	963,223
SA MFS Large Cap Growth	[	]%	[	]	0.46%	2,925,666	0.46%	2,898,441
SA MFS Massachusetts Investors Trust	[	]%	[	]	0.43%	3,783,871	0.43%	4,059,109
SA MFS Total Return	[	]%	[	]	0.28%	1,356,693	0.28%	1,417,684
SA Mid Cap Index	[	]%	[	]	0.30%	1,270,731	0.30%	1,261,487
SA Morgan Stanley International Equities	[	]%	[	]	0.44%	1,530,604	0.44%	1,573,445
SA PIMCO Global Bond Opportunities	[	]%	[	]	0.35%	1,049,199	0.35%	1,155,333
SA PIMCO RAE International Value	[	]%	[	]	0.54%	2,665,346	0.53%	2,915,627
SA PIMCO VCP Tactical Balanced	[	]%	[	]	0.50%	4,761,341	0.50%	5,313,625
SA PineBridge High-Yield Bond	[	]%	[	]	0.32%	784,619	0.32%	834,350
SA Putnam International Value	[	]%	[	]	0.40%	1,334,721	0.40%	1,334,393
SA Schroders VCP Global Allocation	[	]%	[	]	0.47%	2,160,212	0.47%	2,348,626
SA Small Cap Index	[	]%	[	]	0.35%	994,863	0.35%	1,014,111
SA T. Rowe Price Allocation Moderately Aggressive	[	]%	[	]	0.38%	2,507,802	0.38%	2,310,213
SA T. Rowe Price VCP Balanced	[	]%	[	]	0.47%	6,709,125	0.47%	7,067,162
SA VCP Dynamic Allocation	[	]%	[	]	0.18%	14,644,894	0.18%	16,680,950
SA VCP Dynamic Strategy	[	]%	[	]	0.18%	9,828,530	0.19%	11,213,412

	2024				2023		2022
Portfolio	% of Net Assets		Dollar Amount		% of Net Assets	Dollar Amount	% of Net Assets	Dollar Amount
SA VCP Index Allocation	[	]%	[	]	0.19%	908,628	0.19%	888,108

*	The percentages and amounts shown in the table do not reflect any fee waivers and/or expense reimbursements.

Pursuant an Expense Limitation Agreement, SunAmerica has contractually agreed through April 30, 2026, to waive its fees and/or reimburse expenses for certain Portfolios to the extent that their Total Annual Portfolio Operating Expenses exceed the following amounts:

Portfolio	Class 1	Class 2	Class 3
SA BlackRock Multi-Factor 70/30 Portfolio	0.51%		0.76%
SA BlackRock VCP Global Multi Asset Portfolio	0.91%		1.16%
SA Emerging Markets Equity Index Portfolio	0.58%		0.83%
SA Fidelity Institutional AM® International Growth Portfolio	0.88%		1.13%
SA Fixed Income Index Portfolio	0.34%		0.59%
SA Fixed Income Intermediate Index Portfolio	0.34%		0.59%
SA Franklin Systematic U.S. Large Cap Core Portfolio	0.70%		0.95%
SA Franklin Tactical Opportunities Portfolio	0.81%		1.06%
SA Global Index Allocation 60/40 Portfolio	0.18%		0.43%
SA Global Index Allocation 75/25 Portfolio	0.18%		0.43%
SA Global Index Allocation 90/10 Portfolio	0.18%		0.43%
SA Goldman Sachs Multi-Asset Insights Portfolio	0.81%		1.06%
SA Index Allocation 60/40 Portfolio	0.18%		0.43%
SA Index Allocation 80/20 Portfolio	0.18%		0.43%
SA Index Allocation 90/10 Portfolio	0.18%		0.43%
SA International Index Portfolio	0.52%		0.77%
SA JPMorgan Diversified Balanced Portfolio	0.83%	0.98%	1.08%
SA JPMorgan Mid-Cap Growth Portfolio	0.79%	0.94%	1.04%
SA Large Cap Growth Index Portfolio	0.35%		0.60%
SA Large Cap Value Index Portfolio	0.35%		0.60%
SA MFS Large Cap Growth Portfolio	0.85%	1.00%	1.10%
SA Mid Cap Index Portfolio	0.40%		0.65%
SA PIMCO VCP Tactical Balanced Portfolio	0.91%		1.16%
SA Schroders VCP Global Allocation Portfolio	0.90%		1.15%
SA Small Cap Index Portfolio	0.41%		0.66%
SA T. Rowe Price Allocation Moderately Aggressive Portfolio	0.81%		1.06%
SA T. Rowe Price VCP Balanced Portfolio	0.90%		1.15%
SA VCP Index Allocation Portfolio	0.28%		0.53%

For purposes of the Expense Limitation Agreement, “Total Annual Portfolio Operating Expenses” do not include extraordinary expenses (i.e., expenses that are unusual in nature and infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees; and other expenses not incurred in the ordinary course of the Trust’s business on behalf of the Portfolio. Any waivers and/or reimbursements made by SunAmerica with respect to the Portfolio are subject to recoupment from the Portfolio within two years after the occurrence of the waiver and/or reimbursement, provided that the recoupment does not cause the expense ratio of the share class to exceed the lesser of (a) the expense limitation in effect at the time the waivers and/or reimbursements occurred, or (b) the current expense limitation of that share class. This agreement may be modified or discontinued prior to April 30, 2026 only with the approval of the Board of the Trust, including a majority of the Independent Trustees. SunAmerica may voluntarily reimburse additional amounts to increase returns to a Portfolio’s investors. Any such waivers and/or reimbursements will continue indefinitely, but may be terminated at any time.

For the last three fiscal years ended January 31, SunAmerica voluntarily or contractually waived fees and/or reimbursed expenses (excluding advisory fee waivers), as applicable, for all classes of shares, which are not included as part of the advisory fee table as follows:

Portfolio	2025			2024	2023
SA BlackRock Multi-Factor 70/30	$	[	]	$39,375	$57,591
SA BlackRock VCP Global Multi Asset		[	]	46,038	70,997
SA Emerging Markets Equity Index		[	]	223,582	258,444
SA Fidelity Institutional AM® International Growth		[	]	—	14,050
SA Fixed Income Index		[	]	122,193	87,077
SA Fixed Income Intermediate Index		[	]	110,310	111,065
SA Franklin Systematic U.S. Large Cap Core		[	]	—	—
SA Franklin Tactical Opportunities		[	]	172,192	100,337
SA Global Index Allocation 60-40		[	]	19,768	14,064
SA Global Index Allocation 75-25		[	]	19,178	15,144
SA Global Index Allocation 90-10		[	]	—	—
SA Goldman Sachs Multi-Asset Insights		[	]	190,663	110,103
SA Index Allocation 60-40		[	]	—	—
SA Index Allocation 80-20		[	]	—	—
SA Index Allocation 90-10		[	]	—	—
SA International Index		[	]	—	—
SA JPMorgan Diversified Balanced		[	]	—	—
SA JPMorgan Mid-Cap Growth		[	]	12,606	171,487
SA Large Cap Growth Index		[	]	71,175	47,621
SA Large Cap Value Index		[	]	72,606	50,965
SA Mid Cap Index		[	]	—	—
SA PIMCO VCP Tactical Balanced		[	]	—	—
SA Schroders VCP Global Allocation		[	]	100,263	60,754
SA Small Cap Index		[	]	46,735	—
SA T. Rowe Price Allocation Moderately Aggressive		[	]	—	—
SA T. Rowe Price VCP Balanced		[	]	—	—
SA VCP Index Allocation		[	]	—	—
Certain Portfolios had recoupments for the fiscal years ended January 31, 2025, 2024 and 2023 for all classes of shares, which are not included as part of the advisory fee table as follows:

Portfolio	2025			2024	2023
SA BlackRock Multi-Factor 70/30	$	[	]	$1,009	$2,119
SA BlackRock VCP Global Multi Asset		[	]	492	215,693
SA Emerging Markets Equity Index		[	]	—	—
SA Fidelity Institutional AM® International Growth		[	]	—	14,050
SA Fixed Income Index		[	]	—	—
SA Fixed Income Intermediate Index		[	]	—	—
SA Franklin Systematic U.S. Large Cap Core		[	]	—	—
SA Franklin Tactical Opportunities		[	]	—	—
SA Global Index Allocation 60-40		[	]	1,222	—
SA Global Index Allocation 75-25		[	]	1,872	—
SA Global Index Allocation 90-10		[	]	—	—
SA Goldman Sachs Multi-Asset Insights		[	]	—	—
SA Index Allocation 60/40		[	]	—	—
SA Index Allocation 80/20		[	]	—	—
SA Index Allocation 90/10		[	]	—	—

Portfolio	2025			2024	2023
SA International Index	$	[	]	—	—
SA JPMorgan Mid-Cap Growth		[	]	$7,750	$171,487
SA JPMorgan Ultra-Short Bond		[	]	—	—
SA Large Cap Growth Index		[	]	—	—
SA Large Cap Value Index		[	]	—	6,236
SA Mid Cap Index		[	]	—	—
SA PIMCO VCP Tactical Balanced		[	]	—	—
SA Schroders VCP Global Allocation		[	]	597	62,599
SA Small Cap Index		[	]	9,472	28,838
SA T. Rowe Price Allocation Moderately Aggressive		[	]	—	45,961
SA T. Rowe Price VCP Balanced		[	]	—	—
SA VCP Index Allocation		[	]	—	—

The amounts subject to recoupment are as follows:

Portfolio	2025			2024	2023
SA BlackRock Multi-Factor 70/30	$	[	]	$97,346	$232,290
SA BlackRock VCP Global Multi Asset		[	]	117,036	243,841
SA Emerging Markets Equity Index		[	]	482,026	404,780
SA Fidelity Institutional AM® International Growth		[	]	—	—
SA Fixed Income Index		[	]	209,269	164,977
SA Fixed Income Intermediate Index		[	]	221,374	182,213
SA Franklin Systematic U.S. Large Cap Core		[	]	—	—
SA Franklin Tactical Opportunities		[	]	272,528	193,505
SA Global Index Allocation 60/40		[	]	33,831	38,652
SA Global Index Allocation 75/25		[	]	34,321	41,417
SA Global Index Allocation 90/10		[	]	—	—
SA Goldman Sachs Multi-Asset Insights		[	]	300,766	188,439
SA Index Allocation 60/40		[	]	—	—
SA Index Allocation 80/20		[	]	—	—
SA Index Allocation 90/10		[	]	—	—
SA International Index		[	]	—	—
SA JPMorgan Mid-Cap Growth		[	]	4,856	—
SA JPMorgan Ultra-Short Bond		[	]	—	—
SA Large Cap Growth Index		[	]	118,794	95,134
SA Large Cap Value Index		[	]	123,571	115,047
SA Mid Cap Index		[	]	—	—
SA PIMCO VCP Tactical Balanced		[	]	—	—
SA Schroders VCP Global Allocation		[	]	161,017	87,672
SA Small Cap Index		[	]	37,263	—
SA T. Rowe Price Allocation Moderately Aggressive		[	]	—	—
SA T. Rowe Price VCP Balanced		[	]	—	—
SA VCP Index Allocation		[	]	—	—

SUBADVISORY AGREEMENTS

AllianceBernstein, BlackRock, Brandywine, Federated, FIAM, Franklin Advisers, Franklin, GSAM, GSAM-International, Invesco, Janus, JP Morgan, MFS, MSIM, PIMCO, PineBridge, Putnam, Schroders and T. Rowe Price act as Subadvisers to certain of the Trust’s Portfolios pursuant to various Subadvisory Agreements with SunAmerica. Under the Subadvisory Agreements, the Subadvisers manage the investment and reinvestment of the assets of the respective Portfolios for which they are responsible. Each of the Subadvisers is independent of SunAmerica and discharges its responsibilities subject to the policies of the Trustees and the oversight and supervision of SunAmerica, which pays the Subadvisers’ fees.

AllianceBernstein is an indirect majority-owned subsidiary of AXA Equitable Holdings, Inc. AllianceBernstein does business in certain circumstances, including its role as Subadviser to the Small & Mid Cap Value Portfolio of the Trust, using the name Bernstein Value Equities, a unit of AllianceBernstein. BlackRock is a wholly-owned subsidiary of BlackRock Inc. Brandywine is an indirect wholly-owned subsidiary of Franklin Resources, Inc. (referred to as Franklin Templeton), a publicly owned company engaged in the financial services industry through its subsidiaries. Federated is a wholly-owned subsidiary of Federated Hermes, Inc. Federated Advisory Services Company, an affiliate of Federated, provides certain support services to Federated. The fee for these services is paid by Federated and not the SA Federated Hermes Corporate Bond Portfolio. FIAM is an indirectly-held subsidiary of FMR LLC. Franklin is a wholly-owned subsidiary of Franklin Resources, Inc. (referred to as Franklin Templeton), a publicly owned company engaged in the financial services industry through its subsidiaries. Charles B. Johnson and Rupert H. Johnson, Jr. are the principal shareholders of Franklin Resources Inc. GSAM is a Delaware limited partnership. GSAM Holdings LLC, a wholly-owned subsidiary of The Goldman Sachs Group, Inc., is the general partner and GSAM Holdings II LLC, a wholly-owned subsidiary of GSAM Holdings LLC, is the limited partner. The Goldman Sachs Group, Inc. is a Delaware corporation. Advisory services are provided by Goldman Sachs Asset Management, L.P. GSAM-International is a unit of the Investment Management Division, a subsidiary of Goldman Sachs Company, Inc. Invesco is an indirect wholly-owned subsidiary of Invesco Ltd., a publicly traded company. Janus is an indirect wholly-owned subsidiary of Janus Henderson Group plc. JP Morgan is an indirect wholly-owned subsidiary of JPMorgan Chase & Co. MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect majority-owned subsidiary of Sun Life Financial Inc. (a diversified financial services company). MSIM is a subsidiary of Morgan Stanley. PIMCO is a majority-owned subsidiary of Allianz Asset Management with minority interests held by certain of its officers and by PIMCO Partners, LLC, a California limited liability company. PIMCO Partners, LLC is owned by certain current and former officers of PIMCO. Through various holding company structures, Allianz Asset Management is majority owned by Allianz SE. PineBridge is a wholly-owned subsidiary of PineBridge Investments Holdings US LLC, which is a wholly-owned subsidiary of PineBridge Investments, L.P., a company owned by Pacific Century Group, an Asia-based private investment group. Pacific Century Group is majority owned by Mr. Richard Li Tzar Kai. Putnam is a Delaware limited liability company and is a subsidiary of Franklin Resources, Inc. Schroders is a wholly-owned subsidiary of Schroders US Holdings Inc. T. Rowe Price is a wholly-owned subsidiary of T. Rowe Price Group, Inc. Templeton is a wholly-owned subsidiary of Franklin Templeton.

The Subadvisory Agreements, after initial approval with respect to a Portfolio, continue in effect for a period of two years, in accordance with their terms, unless terminated, and may thereafter be renewed from year to year as to a Portfolio for so long as such continuance is specifically approved at least annually in accordance with the requirements of the 1940 Act. Each Subadvisory Agreement may be terminated at any time, without penalty, by the Trustees, by the holders of a majority of the respective Portfolio’s outstanding voting securities, by SunAmerica on not less than 30 nor more than 60 days’ written notice to the respective Subadviser, or by the Subadviser on 90 days’ written notice to SunAmerica and the Trust. Under the terms of the Subadvisory Agreements, the Subadvisers are not liable to their respective Portfolios, or their shareholders, for any act or omission by them or for any losses sustained by the Portfolios or their shareholders, except in the case of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties.

SunAmerica may terminate any Subadvisory Agreement with a Subadviser without shareholder approval. Moreover, SunAmerica has received an exemptive order from the SEC that permits SunAmerica, subject to certain conditions, to enter into subadvisory agreements relating to the Portfolios with unaffiliated subadvisers approved by the Board without obtaining shareholder approval. The exemptive order also permits SunAmerica, subject to the approval of the Board but without shareholder approval, to employ unaffiliated subadvisers for new or existing portfolios, change the terms of subadvisory agreements with unaffiliated subadvisers or continue the employment of existing unaffiliated subadvisers after events that would otherwise cause an automatic termination of a subadvisory agreement. Shareholders will be notified of any changes that are made pursuant to the exemptive order within 60 days of hiring a new subadviser or making a material change to an existing subadvisory agreement. The order also permits the Portfolios to disclose fees paid to subadvisers on an aggregate, rather than individual, basis. In addition, pursuant to no-action relief, the SEC staff has extended multi-manager relief to any affiliated subadviser, provided certain conditions are met. The Portfolios’ shareholders have approved the Portfolios’ reliance on the no-action relief. SunAmerica will determine if and when a Portfolio should rely on the no-action relief.

The following chart shows the Subadvisers to each Portfolio:

Subadviser	Portfolio

AllianceBernstein	SA AB Growth Portfolio
SA AB Small & Mid Cap Value Portfolio
SA VCP Dynamic Allocation Portfolio
SA VCP Dynamic Strategy Portfolio

BlackRock	SA BlackRock Multi-Factor 70/30 Portfolio
SA BlackRock VCP Global Multi Asset Portfolio

Brandywine	SA Franklin BW U.S. Large Cap Value Portfolio

Federated	SA Federated Hermes Corporate Bond Portfolio

FIAM	SA Fidelity Institutional AM® International Growth Portfolio
SA Fidelity Institutional AM® Real Estate Portfolio

Franklin	SA Franklin Small Company Value Portfolio

Franklin Advisers	SA Franklin Systematic U.S. Large Cap Core Portfolio
SA Franklin Systematic U.S. Large Cap Value Portfolio
SA Franklin Tactical Opportunities Portfolio

GSAM	SA Goldman Sachs Multi-Asset Insights Portfolio

Invesco	SA Invesco Growth Opportunities Portfolio

Janus	SA Janus Focused Growth Portfolio

JP Morgan	SA JPMorgan Diversified Balanced Portfolio
SA JPMorgan Emerging Markets Portfolio
SA JPMorgan Equity-Income Portfolio
SA JPMorgan Global Equities Portfolio
SA JPMorgan Large Cap Core Portfolio
SA JPMorgan MFS Core Bond Portfolio
SA JPMorgan Mid-Cap Growth Portfolio
SA JPMorgan Ultra-Short Bond Portfolio

MFS	SA JPMorgan MFS Core Bond Portfolio
SA MFS Large Cap Growth Portfolio (formerly, SA MFS Blue Chip Growth Portfolio)
SA MFS Massachusetts Investors Trust Portfolio
SA MFS Total Return Portfolio

MSIM	SA Morgan Stanley International Equities Portfolio

PIMCO	SA PIMCO Global Bond Opportunities Portfolio
SA PIMCO RAE International Value Portfolio
SA PIMCO VCP Tactical Balanced Portfolio

PineBridge	SA PineBridge High-Yield Bond Portfolio

Subadviser	Portfolio

Putnam	SA Putnam International Value Portfolio (formerly, SA Putnam International Growth and Income Portfolio)

Schroders	SA Schroders VCP Global Allocation Portfolio

T. Rowe Price	SA T. Rowe Price Allocation Moderately Aggressive Portfolio (formerly, SA T. Rowe Price Asset Allocation Growth Portfolio)
SA T. Rowe Price VCP Balanced Portfolio
SA VCP Index Allocation Portfolio

The following table sets forth the aggregate subadvisory fees paid to the Subadvisers of the Portfolio by SunAmerica for the past three fiscal years:

	2025					2024		2023
Portfolio	% of Net Assets		Dollar Amount			% of Net Assets	Dollar Amount	% of Net Assets	Dollar Amount
SA AB Growth	[	]%	$	[	]	0.23%	$3,733,822	0.23%	$3,735,169
SA AB Small & Mid Cap Value	[	]%		[	]	0.43%	2,095,915	0.42%	2,258,575
SA BlackRock Multi-Factor 70/30	[	]%		[	]	0.11%	100,699	0.09%	63,799
SA BlackRock VCP Global Multi Asset	[	]%		[	]	0.35%	2,398,885	0.35%	2,540,162
SA Federated Hermes Corporate Bond	[	]%		[	]	0.16%	2,101,401	0.16%	2,161,674
SA Fidelity Institutional AM® Real Estate	[	]%		[	]	0.37%	940,960	0.37%	1,032,541
SA Fidelity Institutional AM® International Growth	[	]%		[	]	0.37%	912,178	0.37%	956,612
SA Franklin BW U.S. Large Cap Value	[	]%		[	]	0.23%	2,775,790	0.22%	3,129,226
SA Franklin Small Company Value	[	]%		[	]	0.54%	1,550,147	0.53%	1,658,729
SA Franklin Systematic U.S. Large Cap Core	[	]%		[	]	0.14%	196,273	0.14%	207,864
SA Franklin Systematic U.S. Large Cap Value	[	]%		[	]	0.13%	462,040	0.13%	498,197
SA Franklin Tactical Opportunities	[	]%		[	]	0.35%	302,421	0.35%	266,744
SA Goldman Sachs Multi-Asset Insights	[	]%		[	]	0.35%	142,459	0.35%	129,183
SA Invesco Growth Opportunities	[	]%		[	]	0.50%	1,214,496	0.50%	1,299,311
SA Janus Focused Growth	[	]%		[	]	0.33%	1,376,147	0.33%	1,417,910
SA JPMorgan Diversified Balanced	[	]%		[	]	0.27%	1,159,488	0.28%	1,226,880
SA JPMorgan Emerging Markets	[	]%		[	]	0.60%	1,106,113	0.60%	1,203,650
SA JPMorgan Equity-Income	[	]%		[	]	0.20%	1,978,569	0.19%	2,215,863
SA JPMorgan Global Equities	[	]%		[	]	0.38%	1,160,732	0.38%	1,210,758
SA JPMorgan Large Cap Core	[	]%		[	]	0.24%	965,685	0.28%	1,240,923
SA JPMorgan MFS Core Bond	[	]%		[	]	0.11%	1,895,463	0.12%	2,197,770
SA JPMorgan Mid-Cap Growth	[	]%		[	]	0.39%	2,391,096	0.39%	2,393,293
SA JPMorgan Ultra-Short Bond	[	]%		[	]	0.10%	373,359	0.10%	381,383
SA MFS Large Cap Growth	[	]%		[	]	0.20%	1,283,556	0.20%	1,274,480
SA MFS Massachusetts Investors Trust	[	]%		[	]	0.25%	2,226,755	0.25%	2,372,470
SA MFS Total Return	[	]%		[	]	0.37%	1,815,889	0.37%	1,895,709
SA Morgan Stanley International Equities	[	]%		[	]	0.39%	1,368,222	0.40%	1,403,169
SA PIMCO Global Bond Opportunities	[	]%		[	]	0.28%	849,543	0.28%	910,191

	2025					2024		2023
Portfolio	% of Net Assets		Dollar Amount			% of Net Assets	Dollar Amount	% of Net Assets	Dollar Amount
SA PIMCO RAE International Value	[	]%	$	[	]	0.29%	$1,420,870	0.29%	$1,564,319
SA PIMCO VCP Tactical Balanced	[	]%		[	]	0.36%	3,407,938	0.36%	3,794,537
SA PineBridge High-Yield Bond	[	]%		[	]	0.32%	784,389	0.32%	828,042
SA Putnam International Value	[	]%		[	]	0.53%	1,784,720	0.53%	1,783,345
SA Schroders VCP Global Allocation	[	]%		[	]	0.37%	1,704,631	0.37%	1,842,936
SA T. Rowe Price Allocation Moderately Aggressive	[	]%		[	]	0.31%	2,023,515	0.31%	1,860,176
SA T. Rowe Price VCP Balanced	[	]%		[	]	0.29%	4,163,178	0.29%	4,370,462
SA VCP Dynamic Allocation	[	]%		[	]	0.04%	3,098,622	0.03%	3,106,578
SA VCP Dynamic Strategy	[	]%		[	]	0.04%	1,996,357	0.03%	2,006,234
SA VCP Index Allocation	[	]%		[	]	0.01%	65,181	0.01%	68,786

PORTFOLIO MANAGERS

Other Accounts

The portfolio managers primarily responsible for the day-to-day management of the Portfolios, all of whom are listed in the Prospectus (“Portfolio Managers”), are often engaged in the management of other accounts, which may include registered investment companies and pooled investment vehicles. The total number of other accounts managed by each Portfolio Manager (whether managed as part of a team or individually) and the total assets in those accounts, as of [   ], 2025 (unless otherwise noted), are provided in the table below. If applicable, the total number of accounts and total assets in accounts that have an advisory fee that is all or partly based on the account’s performance are provided in the footnotes below.

Advisers/ Subadviser	Portfolio Managers	Other Accounts (As of January 31, 2024)
		Registered Investment Companies		Pooled Investment Vehicles		Other Accounts
		No. of Accounts	Assets (in millions)	No. of Accounts	Total Assets (in millions)	No. of Accounts	Total Assets (in millions)
SunAmerica	Campion, Timothy Sheridan, Andrew Singh, Manisha Mauro, Elizabeth Wu, Robert	[14 5 5 14 5	$ 14,877.58 $ 1,538.0 $ 1,538.0 $ 14,877.58 $ 1,538.0	— — — — —	— — — — —	— — — — —	— — — — —]

AllianceBernstein	Fogarty, John H. Lisser, Joshua MacGregor, James Sklar, Ben Thapar, Vinay Turenchalk, Erik	[14 54 21 52 13 17	$ 32,072 $ 42,608 $ 6,185 $ 42,393 $ 32,050 $ 6,123	26 10 48 10 26 46	$ 43,961 $ 1,836 $ 1,985 $ 1,836 $ 43,961 $ 1,811	3,081 1,458 50 1,452 3,081 46	$ 11,121 $ 28,906 $ 3,156 $ 27,795 $ 11,121 $ 2,822]

BlackRock	Green, Philip J. Hodges, Philip Pensky, Michael Radell, Scott Ren, He Rosenberg, Jeff	[27 2 27 16 1 7	$ 16,780 $ 55.65 $ 15,080 $ 24,480 $ 50.53 $ 8,340	46 29 34 72 30 3	$ 12,120 $ 12,860 $ 6,580 $ 40,980 $ 12,920 $ 129	10 10 1 9 5 —	$ 8,360 $ 2,360 $ 793.1 $ 9,030 $ 428.7 —]

Brandywine	Kirby, Joseph J. Otto, Henry F. Tonkovich, Steven M.	[6 8 8	$ 3,831 $ 4,900 $ 4,900	3 8 8	$ 63 $ 257 $ 257	6 41[1] 41[1]	$ 12.0 $ 1,950[1] $ 1,950 1]

Federated	Ruffner, Brian S. Struckwish, Randal	[4 2	$ 1,802.1 $ 223.2	1 —	$ 139.6 —	5 1	$ 673.8 $ 43.5]

FIAM	Simnegar, Sammy Wald, Samuel	[7[2] 6[3]	$ 44,745[2] $ 2,282[3]	2 3	$ 622 $ 146	2 2	$ 697 $ 331]

Franklin	Karzon, Nicholas Meeker, Christopher M. Raineri, Steven B.	[4 4 4	$ 5,401.2 $ 5,401.2 $ 5,401.2	5 4 6	$ 257 $ 271 $ 302	1 1 1	$ 125.7 $ 125.7 $ 125.7]

Franklin Advisers	Chettiappan, Sundaram Seethamraju, Chandra Green, Laura Kenney, Jacqueline	[15 16 15 17	$ 7,405.3 $ 7,790.2 $ 6,610 $ 8,389	13 12 4 11	$ 1,960 $ 1,593 $ 179 $ 362	2 2 133 —	$ 74.6 $ 74.6 $ 244 —]

GSAM	Nuttall, Neill Wilson-Elizondo, Alexandra Wu, Siwen	[22 21 17	$ 32,141.8 $ 31,813.4 $ 21,699.7	33 33 5	$ 13,118.2 $ 13,118.2 $ 2,639.8	140 140 1	$175,301.33 $175,301.33 $ 558.1]

[1]	There are two (2) performance fee accounts within “other accounts” totaling $[1,037 million].
[2]	Sammy Simnegar also managed 3 registered investment companies with a performance based advisory fee with $[42,345] million assets as of [ ], 2025.
[3]	Samuel Wald managed [2] registered investment companies with a performance based advisory fee with $[311] million in assets as of [ ], 2025.

Advisers/ Subadviser	Portfolio Managers	Other Accounts (As of January 31, 2024)
		Registered Investment Companies		Pooled Investment Vehicles		Other Accounts
		No. of Accounts	Assets (in millions)	No. of Accounts	Total Assets (in millions)	No. of Accounts	Total Assets (in millions)
Invesco	Hartsfield, Juan Manley, Clay Sander, Justin	[7 5 3	$ 5,958.0 $ 4,883.6 $ 4,652.1	1 — —	$ 2,430.7 — —	1 — —	$ 30.4 — —]

Janus	Rao, Doug Recht, Brian Schommer, Nick	[3[4] 3[5] 4[4]	$ 21,004[4] $ 21,004[5] $ 25,537[4]	4 4 5	$ 1,559 $ 1,559 $ 1,578	19 18 21	$ 5,207 $ 5,145 $ 5,215]

JP Morgan[6]	Agranoff, Felise Arora, Anuj Bhargava, Sandeep Bloomgarden, Daniel Brandon, Andrew Davis, Scott Figuly, Richard Geller, Jeffrey Herbert, Gary Meadon, William Moriarty, Morgan Morillot, Richard Raina, Shilpee Rucker, Justin Silberman, David Weng, Joyce Yu, Harold	[17 3 — 3 8 22 25 40 9 — 9 — 22 12 8 6 1	$ 38,155,393 $ 1,553.85 — $ 17,664,288 $ 53,763,371 $ 32,626,827 $ 89,761.88 $ 72,683,110 $ 19,324,326 — $ 10,401,059 — $ 32,626,827 $ 59,145.13 $ 53,763,371 $ 1,662.50 $ 857.84	7 10 2 1 8 6 15 50 11 2 3 1 7 12 8 5 5	$ 11,893,554 $ 3,570.20 $ 116 $ 110,545 $ 8,599,219 $ 15,316,218 $ 24,245.86 $ 60,124,730 $ 28,452,527 $ 503,549 $ 1,415,920 $ 115 $ 19,742,158 $ 20,246.23 $ 8,599,219 $ 519.86 $ 519.86	14[7] 15[8] 2 — 24 32[9] 16[10] 22[11] 5[2] 1 39[13] 1 29[9] 22[14] 24 8 8	$ 3,576,293[7] $ 2,932.99[8] $ 585,419 — $ 7,595,928 $ 19,280,695[9] $ 4,456.26[10] $ 32,787,855[11] $ 2,854,799[12] $ 450,467 $ 9,900,567[13] $ 450,467 $ 19,713,244 [9] $ 17,087.92[14] $ 7,595,928 $ 1,049.98 $ 1,140.89]

MFS	Fallon, James C. Gorham, Steven R. Krummell, Matthew W. Mackey, Alexander M. O’Neill Mackey, Alison Marston, Joshua P. Munko, Johnathan Sage, Jonathan W. Stocks, John E. Jason, Jude	[17 6 17 16 3 8 5 20 17 3	$ 5,477 $ 18,272 $ 5,477 $ 34,706 $ 7,303 $ 23,441 $ 12,127 $ 9,471 $ 5,477 $ 7,303	11 6 11 5 2 9 5 13 11 2	$ 2,051 $ 2,463 $ 2,051 $ 3,010 $ 877 $ 3,627 $ 2,442 $ 3,620 $ 2,051 $ 877	24 18 22 6 6 19 18 27 23 6	$ 6,303 $ 14,383 $ 6,055 $ 529 $ 1,265 $ 2,050 $ 14,383 $ 8,913 $ 6,056 $ 1,265]

MSIM	Demine, Vladimir A. Gabriele, Alex Lock, William D. Paulson, Bruno Perrott, Richard Sochovsky, Nic Watson, Marcus	[8 8 8 8 8 8 8	$ 5,549 $ 5,549 $ 5,549 $ 5,549 $ 5,549 $5,549 $ 5,549	38 38 38 38 38 38 38	$ 39,666 $ 39,666 $ 39,666 $ 39,666 $ 39,666 $ 39,666 $ 39,666	60[15] 60[15] 60[15] 60[15] 60[15] 60[15] 60[15]	$ 28,954[15] $ 28,954[15] $ 28,954 [15] $ 28,954[15] $ 28,954[15] $ 28,954 [15] $ 28,954][15]

[4]	[Two of the accounts, with a total value of $20,011 million, have performance-based advisory fees.]
[5]	[Three (3) of the accounts, with a total value of $24,545 million, have performance-based advisory fees.]
[6]	As of [ ].
[7]	[One of the accounts included in the total, consisting of $118,041 million of the total assets in the category, has performance-based advisory fees.]
[8]	[Three of the accounts included in the total, consisting of $893,643 million of the total assets in the category, have performance-based advisory fees].
[9]	[Three of the accounts included in the total, consisting of $578.96 million of the total assets in the category, have performance-based advisory fees.]
[10]	[One of the accounts included in the total, consisting of $1,985.83 million of the total assets in the category, have performance-based advisory fees].
[11]	[One of the accounts included in the total, consisting of $664,224 million of the total assets in the category, has performance-based advisory fees].
[12]	[One of the accounts included in the total, consisting of $2,657,160 million of the total assets in the category, has performance-based advisory fees.]
[13]	[Two of the accounts included in the total, consisting of $2,917,960 million of the total assets in the category, have performance-based advisory fees.]
[14]	[One of the accounts included in the total, consisting of $1,985.83 million of the total assets in the category, have performance-based advisory fees.]
[15]	[Four accounts with $2,359 million in assets under management with performance-based fees.]

Advisers/ Subadviser	Portfolio Managers	Other Accounts (As of January 31, 2024)
		Registered Investment Companies		Pooled Investment Vehicles		Other Accounts
		No. of Accounts	Assets (in millions)	No. of Accounts	Total Assets (in millions)	No. of Accounts	Total Assets (in millions)
PIMCO16	Arnott, Robert D. Balls, Andrew Brightman, Christopher J. Cudzil, Mike Gupta, Sachin Mittal, Mohit Pagani, Lorenzo Rennison, Graham White, Paul-James	[17 9 20 21 13 30 9 16 5	$ 27,604 $ 17,890 $ 25,373 $ 25,959 $ 20,994 $ 97,939 $ 17,683 $ 11,806 $ 3,340	11[17] 14 13[18] 59[19] 22 153[20] 45 8[21] 5[22]	$ 2,333[17] $ 21,019 $ 10,087[18] $ 28,046[19] $ 14,146 $ 89,251[20] $ 25,430 $ 1,639 [21] $ 970[22]	7[17] 22 2 11[19] 31 25[20] 36 — 1	$ 5,748[17] $ 25,270 $ 224 $ 9,420[19] $ 17,430 $ 37,473[20] $ 20,152 — $ 416]

PineBridge	Burton, Jeremy Yovanovic, John	[4[23] 4[24]	$ 589[23] $ 3,142 [24]	10 9	$ 3,319 $ 3,307	23 22	$ 8,929 $ 8,811]

Putnam	Jaroch, Darren A. DeMore, Lauren	[15[25] 15[25]	$ 27,790.0[25] $ 27,790.0[25]	8 8	$ 8,714.5 $ 8,714.5	7 7	$ 1,716.2 $ 1,714.5]

Schroders	Durell, Marcus Kyrklund, Johanna Montrucchio, Ugo Timmermans, Mallory	[— 1 — —	— $ 1,053 — —	25 12 2 24	$ 4,713 $ 10,883 $ 28 $ 4,703	65 2 18 65	$ 21,176 $ 1,655 $ 11,311 $ 21,176]

T. Rowe Price	McWilliams, Sean Noonan, Christina Panariello, Robert Shriver, Charles M. Thompson, Toby M.	[3 — — 14 7	$ 3,876,069,862 — — $ 42,087,149,460 $ 16,958.28	1 — — 26 30	$ 3,265,531,689 — — $ 9,811,351,571 $ 9,102.89	2 — 1 4 26	$ 27,023,265 — $ 74,044 $ 234,764,122 $ 218.91]

Western Asset	Bellows, John L. Buchanan, Michael C. Leech, Kenneth S. Lindbloom, Mark S. Marki, Frederick R. Scholnick, Julien	[23 37 89 29 27 25	$ 44,980,449,738 $ 17,341,637,635 $ 128,356,078,227 $ 50,522,498,401 $ 47,582,929,501 $ 49,432,267,207	26 266 69 38 26 23	$ 12,854,778,623 $ 50,584,927,344 $ 32,324,598,543 $ 15,286,549,588 $ 13,453,965,175 $ 12,392,031,244	225 570 268 213 198 189	$ 71,058,488,468 $ 170,685,094,298 $ 104,313,435,248 $ 67,193,782,177 $ 64,469,604,106 $ 60,451,293,975]

Potential Conflicts of Interest

As shown in the tables above, the Portfolio Managers are responsible for managing other accounts for multiple clients, including affiliated clients (“Other Client Accounts”), in addition to the Portfolios. In certain instances, conflicts may arise in their management of a Portfolio and such Other Client Accounts. The Portfolio Managers aim to conduct their activities in such a manner that permits them to deal fairly with each of their clients on an overall basis in accordance with applicable securities laws and fiduciary obligations. Notwithstanding, transactions, holdings and performance, among others, may vary among a Portfolio and such Other Client Accounts.

•

Trade Allocations. Conflicts may arise between a Portfolio and Other Client Accounts in the allocation of trades among the Portfolio and the Other Client Accounts. For example, the Adviser (solely for the purposes of this section “Potential Conflicts of Interest,” the term “Adviser” is defined to include SunAmerica or a Subadviser, as applicable) may determine that there is a security that is suitable for a Portfolio, as well as, for Other Client Accounts that have a similar investment objective. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling that same security, or the Adviser and/or Portfolio Manager may take “short” positions in Other Client Accounts with respect to securities held “long” within a Portfolio, or vice-versa, which may adversely affect the value of securities held by the Portfolio. In certain instances,

16	As of [ ].
17	[Two accounts with $356 million in assets under Pooled Investment Vehicles and one account with $245 million in assets under Other Accounts.]
18	[Two accounts with $591 million in assets under Pooled Investment Vehicles.]
19	[Eight accounts with $1,395 million in assets under Pooled Investment Vehicles and two accounts with $7,698 million in assets under Other Accounts.]
20	[Ten accounts with $3,017 million in assets under Pooled Investment Vehicles and four accounts with $5,190 million in assets under Other Accounts.]
21	[Three accounts with $724 million in assets under Pooled Investment Vehicles.]
22	[One account with $56 million in assets under Pooled Investment Vehicles.]
23	[Two accounts with $234 million in assets under Registered Investment Companies.]
24	[One account with $117 million in assets under Registered Investment Companies.]
25	[One account with $400 million in assets under Registered Investment Companies.]

the Adviser and/or Portfolio Manager may have ownership or different interests in Other Client Accounts, including different compensation with respect to Other Client Accounts, such as incentive fees. Such ownership or different interests may cause a conflict of interest. The Trust and the Adviser generally have adopted policies, procedures and/or practices regarding the allocation of trades and brokerage, which the Trust and Adviser believe address the conflicts associated with managing multiple accounts for multiple clients (including affiliated clients). Subject to cash and security availability and lot size, among other factors, the policies, procedures and/or practices generally require that securities be allocated among the Portfolios and Other Client Accounts with a similar investment objective in a manner that is fair, equitable and consistent with their fiduciary obligations to each.

•

Allocation of Portfolio Managers’ Time. The Portfolio Managers’ management of the Portfolios and Other Client Accounts may result in a Portfolio Manager devoting a disproportionate amount of time and attention to the management of a Portfolio and Other Client Accounts if the Portfolios and Other Client Accounts have different objectives, benchmarks, time horizons, and fees. Generally, the Adviser seeks to manage such competing interests for the time and attention of the Portfolio Managers. Although the Adviser does not track the time a Portfolio Manager spends on a Portfolio or a single Other Client Account, the Adviser periodically assesses whether a Portfolio Manager has adequate time and resources to effectively manage all of such Portfolio Manager’s accounts. In certain instances, Portfolio Managers may be employed by two or more employers. Where the Portfolio Manager receives greater compensation, benefits or incentives from one employer over another, the Portfolio Manager may favor one employer over the other (or Other Client Accounts) causing a conflict of interest.

•

Personal Trading by Portfolio Managers. The management of personal accounts by a Portfolio Manager may give rise to potential conflicts of interest. While generally, the SunAmerica Code (defined below) and Subadvisers codes of ethics will impose limits on the ability of a Portfolio Manager to trade for his or her personal account, especially where such trading might give rise to a potential conflict of interest, there is no assurance that the SunAmerica Code and Subadvisers codes of ethics will eliminate such conflicts.

Other than the conflicts described above, the Trust is not aware of any material conflicts that may arise in connection with each Adviser’s management of the Portfolios, investments and such Other Client Accounts.

Compensation

Pursuant to the Subadvisory Agreements, each Subadviser is responsible for paying its own expenses in connection with the management of the Portfolios, including the compensation of its Portfolio Managers. The structure and method of compensation of the Portfolio Managers, organized by Subadviser, is described below.

SunAmerica. SunAmerica Portfolio Managers’ compensation has a salary, plus a bonus made up of short-term incentive and long-term incentive components. The salary is a fixed annual salary and is generally based on the Portfolio Manager’s responsibilities and leadership role within the organization. The short-term incentive is discretionary and based on the organizational performance of Corebridge and the individual’s performance including but not limited to the funds for which the Portfolio Manager has primary responsibility. In addition, SunAmerica may award long-term incentive compensation to an eligible Portfolio Manager who consistently meets or exceeds relative performance criteria. SunAmerica believes its compensation program is adequate to incentivize Portfolio Managers and analysts to seek maximum performance within risk parameters described in the Portfolios’ prospectuses.

AllianceBernstein

Compensation.

AllianceBernstein’s compensation program for investment professionals – Portfolio Managers, analysts and traders – is designed to align with AllianceBernstein’s mission and values: generating better investment outcomes for clients while promoting responsibility and stewardship.

Incentive Compensation Significant Component: Portfolio Managers, analysts and traders receive base compensation, incentive compensation and retirement contributions. While both overall compensation levels and the splits between base and incentive compensation vary from year to year, incentive compensation is a significant part of overall compensation. For example, for Portfolio Managers, the bonus component averages approximately 60-80% of their total compensation each year. Part of each professional’s annual incentive compensation is normally paid through an award under the firm’s Incentive Compensation Award Plan (ICAP). The ICAP awards vest over a three-year period. AllianceBernstein believes this helps their investment professionals focus appropriately on long-term client objectives and results.

Determined by Both Quantitative and Qualitative Factors: Total compensation for investment professionals is determined by both quantitative and qualitative factors. For Portfolio Managers, the most significant quantitative component focuses on measures of absolute and relative investment performance in client portfolios. Relative returns are evaluated using both the Strategy’s primary benchmark and peers over one-, three- and five-year periods, with more weight given to longer time periods. AllianceBernstein also assesses the risk pattern of performance, both absolute and relative to peers.

Qualitative Component Includes Responsibility-Related Objectives: The qualitative component of compensation for Portfolio Managers incorporates the manager’s broader contributions to overall investment processes and clients’ success. Because AllianceBernstein deeply believes as a firm that ESG factors present both investment risks and opportunities, every AllianceBernstein Portfolio Manager has goals that promote the integration of ESG and sustainability in the firm’s investment processes. The exact goals will vary depending on the individual’s role and responsibilities, but typical goals for Portfolio Managers include discussion of ESG or sustainability risks and opportunities at research reviews and the integration of these factors in portfolio decision making.

Other aspects of qualitative objectives for Portfolio Managers include thought leadership, collaboration with other investment professionals at the firm, contributions to risk-adjusted returns in other portfolios, building a strong, diverse, and inclusive talent pool, mentoring newer investment professionals, being a good corporate citizen, and the achievement of personal goals. The qualitative portion is determined by individual goals set at the beginning of the year, with measurement and feedback on how those goals are being achieved provided at regular intervals. Other factors that can play a part in determining Portfolio Managers’ compensation include complexity of investment strategies managed.

Research Analysts: At AllianceBernstein, research professionals have compensation and career opportunities that reflect a stature equivalent to their Portfolio Manager peers. Compensation for research analysts is also heavily incentive-based and aligned with results generated for client portfolios. Criteria used include how well the analyst’s research recommendations performed, the breadth and depth of his or her research knowledge, the level of attentiveness to forecasts and market movements, and the analyst’s willingness to collaborate and contribute to the overall intellectual capital of the firm.

Responsibility-Related Objectives for Research Analysts: Like Portfolio Managers, fundamental research analysts at AllianceBernstein also have goals related to ESG analysis and integration. For analysts, these typically focus on providing assessments of ESG and sustainability factors in their research and recommendations, engaging with issuers for insight and action on ESG and sustainability topics, and documenting these engagements in their ESIGHT platform.

Traders: Traders are critically important to generating results in client accounts. As such, compensation for traders is highly competitive and heavily incentive-based. AllianceBernstein Portfolio Managers and Heads of Trading evaluate traders on their ability to achieve best execution and add value to client portfolios through trading. AllianceBernstein also incentivizes fixed income traders to continually innovate for clients, encouraging them to continue developing and refining new trading technologies to enable AllianceBernstein to effectively address liquidity conditions in the fixed income markets for clients.

Assessments of all investment professionals are formalized in a year-end review process that includes 360-degree feedback from other professionals from across the investment teams and firm. AllianceBernstein’s compensation program has been designed to attract and retain the highest-caliber employees while aligning with the firm’s deeply held values of responsibility and stewardship. They incorporate multiple sources of industry benchmarking data to ensure compensation is highly competitive and fully reflects each individual’s contributions in achieving client objectives.

BlackRock. The discussion below describes the Portfolio Managers’ compensation as of [ ].

BlackRock’s financial arrangements with its Portfolio Managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a performance-based discretionary bonus, participation in various benefits programs and one or more of the incentive compensation programs established by BlackRock.

Base Compensation. Generally, Portfolio Managers receive base compensation based on their position with the firm.

Discretionary Incentive Compensation – Messrs. Radell and Rosenberg

Discretionary incentive compensation is a function of several components: the performance of BlackRock, Inc., the performance of the Portfolio Manager’s group within BlackRock, the investment performance, including risk-adjusted returns, of the firm’s assets under management or supervision by that Portfolio Manager relative to predetermined benchmarks, and the individual’s performance and contribution to the overall performance of these portfolios and BlackRock. In most cases, these benchmarks are the same as the benchmark or benchmarks against which the performance of the Funds or other accounts managed by the Portfolio Managers are measured. Among other things, BlackRock’s Chief Investmen Officers make a subjective determination with respect to each Portfolio Manager’s compensation based on the performance of the Funds and other accounts managed by each Portfolio Manager relative to the various benchmarks. Performance of fixed income funds is measured on a pre-tax and/or after-tax basis over various time periods including 1-, 3- and 5- year periods, as applicable. With respect to these Portfolio Managers, such benchmarks for the Funds and other accounts are:

Portfolio Manager	Benchmarks

Scott Radell	A combination of market-based indices (e.g., Bloomberg U.S. Aggregate Bond Index, the Bloomberg U.S. TIPS 0-5 Years Index), certain customized indices and certain fund industry peer groups.

Jeffrey Rosenberg	ICE BofAML 3-Month U.S. Treasury Bill index; FTSE 3-Month U.S. Treasury Bill Index.

Discretionary Incentive Compensation – Messrs. Green, Hodges, Pensky and Ren

Discretionary incentive compensation is a function of several components: the performance of BlackRock, Inc., the performance of the Portfolio Manager’s group within BlackRock, the investment performance, including risk-adjusted returns, of the firm’s assets under management or supervision by that Portfolio Manager relative to predetermined benchmarks, and the individual’s performance and contribution to the overall performance of these portfolios and BlackRock. Among other things, BlackRock’s Chief Investment Officers make a subjective determination with respect to each Portfolio Manager’s compensation based on the performance of the Funds and other accounts managed by each Portfolio Manager relative to the various benchmarks. Performance is generally assessed over trailing 1-, 3- and 5- year periods relative to applicable benchmarks. The relative benchmarks for these portfolio managers are:

Portfolio Manager	Benchmarks

Philip Green	A combination of market based indices (Russell 1000, MSCI All Country World Index, ICE BofA 3-Month US T Bill), certain custom indices and certain fund industry peer groups.

Philip Hodges	A combination of market-based indices (S&P 500, MSCI All Country World Index, MSCI US Index, Bloomberg US Aggregate Bond Index, ICE BofA 3-Month U.S. Treasury Bill Index) and certain customized indices.

Michael Pensky	A combination of market-based indices (MSCI EAFE, Russell 3000, Bloomberg U.S. Aggregate Bond Index, ICE BofA 3-Month US Treasury Bill), certain customized indices and certain fund industry peer groups.

He Ren	A combination of market-based indices (MSCI All Country World Index, MSCI US Index, Bloomberg US Aggregate Bond Index, ICE BofA 3-Month U.S. Treasury Bill Index) and certain customized indices.

Distribution of Discretionary Incentive Compensation. Discretionary incentive compensation is distributed to Portfolio Managers in a combination of cash, deferred BlackRock, Inc. stock awards, and/or deferred cash awards that notionally track the return of certain BlackRock investment products.

Portfolio Managers receive their annual discretionary incentive compensation in the form of cash. Portfolio Managers whose total compensation is above a specified threshold also receive deferred BlackRock, Inc. stock awards annually as part of their discretionary incentive compensation. Paying a portion of discretionary incentive compensation in the form of deferred BlackRock, Inc. stock puts compensation earned by a Portfolio Manager for a given year “at risk” based on BlackRock’s ability to sustain and improve its performance over future periods. In some cases, additional deferred BlackRock, Inc. stock may be granted to certain key employees as part of a long-term incentive award to aid in retention, align interests with long-term shareholders and motivate performance. Deferred BlackRock, Inc. stock awards are generally granted in the form of BlackRock, Inc. restricted stock units that vest pursuant to the terms of the applicable plan and, once vested, settle in BlackRock, Inc. common stock. The Portfolio Managers of these Funds have deferred BlackRock, Inc. stock awards.

For certain Portfolio Managers, a portion of the discretionary incentive compensation is also distributed in the form of deferred cash awards that notionally track the returns of select BlackRock investment products they manage, which provides direct alignment of Portfolio Manager discretionary incentive compensation with investment product results. Deferred cash awards vest ratably over a number of years and, once vested, settle in the form of cash. Only Portfolio Managers who manage specified products and whose total compensation is above a specified threshold are eligible to participate in the deferred cash award program.

Other Compensation Benefits. In addition to base salary and discretionary incentive compensation, Portfolio Managers may be eligible to receive or participate in one or more of the following:

Incentive Savings Plans—BlackRock, Inc. has created a variety of incentive savings plans in which BlackRock employees are eligible to participate, including a 401(k) plan, the BlackRock Retirement Savings Plan (RSP), and the BlackRock Employee Stock Purchase Plan (ESPP). The employer contribution components of the RSP include a company match equal to 50% of the first 8% of eligible pay contributed to the plan capped at $5,000 per year, and a company retirement contribution equal to 3-5% of eligible compensation up to the Internal Revenue Service limit ($330,000 for 2023). The RSP offers a range of investment options, including registered investment companies and collective investment funds managed by the firm. BlackRock contributions follow the investment direction set by participants for their own contributions or, absent participant investment direction, are invested into a target date fund that corresponds to, or is closest to, the year in which the participant attains age 65. The ESPP allows for investment in BlackRock common stock at a 5% discount on the fair market value of the stock on the purchase date. Annual participation in the ESPP is limited to the purchase of 1,000 shares of common stock or a dollar value of $25,000 based on its fair market value on the purchase date. All of the eligible Portfolio Managers are eligible to participate in these plans.

Brandywine. All Portfolio Managers receive a competitive base salary. In addition, from the firm’s profits, a bonus is paid quarterly and based in part on the performance of the Portfolio Managers’ investment strategies relative to a relevant peer-group universe over one-quarter, one-, three- and five-year time periods. More subjective measurements of an individual’s contributions to the success of their product group and to the overall success of the firm are also considered as part of the individual allocation decision. After this performance based incentive compensation is allocated, profits associated with individual product groups are allocated as follows: a majority is retained within the product group and the remainder is allocated to a pool shared by all product groups. Finally, all investment professionals are eligible for options on Legg Mason, Inc. stock, provided from time-to-time at Legg Mason, Inc.’s discretion to its investment management subsidiaries. Brandywine Global believes this system achieves the goal of retaining top-quality investment professionals, as it provides extremely competitive compensation with entrepreneurial potential, and of fostering excellent performance, growth, and teamwork.

Federated. Portfolio Managers are paid a fixed-base salary and a variable annual incentive. Base salary is determined within a market-competitive position-specific salary range, based on the Portfolio Manager’s experience and performance. The annual incentive amount is determined based primarily on investment product performance (“IPP”) and may also include a discretionary component based on a variety of factors deemed relevant, such as financial measures and performance and may be paid entirely in cash, or in a combination of cash and restricted stock of Federated Hermes, Inc. The total combined annual incentive opportunity is intended to be competitive in the market for this Portfolio Manager role.

Mr. Ruffner’s IPP is measured on a rolling one-, three- and five- calendar year pre-tax gross total return basis versus the SA Federated Hermes Corporate Bond Portfolio’s benchmark (i.e. 75% Bloomberg U.S. Credit Index/25% Bloomberg U.S. High Yield 2% Issuer Cap Index) and versus a designated peer group of comparable accounts. Mr. Stuckwish manages only the high yield portion of SA Federated Hermes Corporate Bond Portfolio. Mr. Stuckwish’s IPP is measured on a rolling one-, three- and five- calendar year pre-tax gross return basis versus the high yield portion of the SA Federated Hermes Corporate Bond Portfolio’s benchmark (i.e. Bloomberg U.S. High Yield 2% Issuer Cap Index) and versus the high yield portion of the SA Federated Hermes Corporate Bond Portfolio’s designated peer group of comparable accounts. Performance periods are adjusted if a Portfolio Manager has been managing an account for less than five years; accounts with less than one year of performance history under a Portfolio Manager may be excluded. Portfolio Managers may also serve as a portfolio manager for other accounts in addition to the SA Federated Hermes Corporate Bond Portfolio.

Such other accounts may have different benchmarks and performance measures. The allocation or weighting given to the performance of the SA Federated Hermes Corporate Bond Portfolio or other accounts for which the Portfolio Managers are responsible when their compensation is calculated may be equal or can vary. A portion of the IPP score is based on Federated’s senior management’s assessment of team contributions.

For purposes of calculating the annual incentive amount, each account managed by the Portfolio Manager currently is categorized into one or more IPP groups (which may be adjusted periodically). Within each performance measurement period and IPP group, IPP currently is calculated on the basis of an assigned weighting to each account managed by the Portfolio Manager and included in the IPP group or groups. At the account level, the weighting assigned to the SA Federated Hermes Corporate Bond Portfolio may be lesser than or equal to certain other accounts, or may be greater than or equal to certain other accounts used to determine IPP (but can be adjusted periodically). Additionally, a portion of Mr. Stuckwish’s IPP score is based on the performance of the accounts for which he provides research and analytic support. A portion of the bonus tied to the IPP score may be adjusted based on management’s assessment of overall contributions to account performance and any other factors as deemed relevant.

Any individual allocations from the discretionary pool may be determined, by executive management on a discretionary basis using various factors, such as, for example, on a product, strategy or asset class basis, and considering overall contributions and any other factors deemed relevant (and may be adjusted periodically).

In addition, Mr. Stuckwish and Mr. Ruffner were awarded a grant of restricted Federated Hermes stock. Awards of restricted stock are discretionary and are made in variable amounts based on the subjective judgment of Federated Hermes’ senior management.

FIAM. Samuel Wald is the Portfolio Manager of the Real Estate Portfolio and Sammy Simnegar is the Portfolio Manager for the International Growth Portfolio and each receives compensation for his services. As of [ ], Portfolio Manager compensation generally consists of a fixed-base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the Portfolio Managers’ compensation may be deferred based on criteria established by FIAM or its affiliate or at the election of each Portfolio Manager.

A Portfolio Manager’s base salary is determined by level of responsibility and tenure at FIAM or its affiliate.

The primary components of Samuel Wald’s bonus are based on (i) the pretax investment performance of Samuel Wald’s fund(s), account(s) and lead account(s) measured against a benchmark index and within a defined peer group assigned to each fund, account or lead account(s) and (ii) the investment performance of other funds and accounts at FIAM or its affiliate. The pretax investment performance of Samuel Wald’s fund(s), account(s) and lead account(s) is weighted according to his tenure on those fund(s), account(s) and lead account(s) and the average asset size of those fund(s), account(s) and lead account(s) over his tenure. Each component is calculated separately over Samuel Wald’s tenure on those fund(s), account(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index and rolling periods of up to five years for the comparison to a peer group. A smaller, subjective component of Samuel Wald’s bonus is based on Samuel Wald’s overall contribution to management of FIAM or its affiliate. The portion of Samuel Wald’s bonus that is linked to the investment performance of the SA Fidelity Institutional AM® Real Estate Portfolio is based on the lead account’s pre-tax investment performance measured against the FTSE NAREIT Equity REITs Index and the lead account’s pretax investment performance based on the performance of the fund within the Lipper Real Estate Funds universe.

The primary components of Sammy Simnegar’s bonus are based on (i) the pre-tax investment performance of Sammy Simnegar’s fund(s), account(s) and lead account(s) measured against a benchmark index and within a defined peer group assigned to each fund, account or lead account, if applicable, and (ii) the investment performance of other equity funds and accounts. The pre-tax investment performance of Sammy Simnegar’s fund(s), account(s) and lead account(s) is weighted according to his tenure on those fund(s), account(s) and account(s) and the average asset size of those fund(s), account(s) and account(s) over his tenure. Each component is calculated separately over Sammy Simnegar’s tenure on those fund(s), account(s) and lead account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index and rolling periods of up to three years for the comparison to a peer group, if applicable. A smaller, subjective component of Sammy Simnegar’s bonus is based on Sammy Simnegar’s overall contribution to management of FIAM or its affiliates. The portion of Sammy Simnegar’s bonus that is linked to the investment performance of the SA Fidelity Institutional AM® International Growth Fund is based on the lead account’s pre-tax investment performance measured against the MSCI All Countries World ex USA Index (Net MA) and the lead account’s pre-tax investment performance within the Morningstar® Foreign Large Growth; Foreign Large Value; and Foreign Large Blend Categories.

The Portfolio Managers are also compensated under equity-based compensation plans linked to increases or decreases in the NAV of the stock of FMR LLC, FIAM’s ultimate parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, Portfolio Managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FIAM and its affiliates.

The Portfolio Managers’ compensation plan may give rise to potential conflicts of interest. Although investors in the fund may invest through either tax-deferred accounts or taxable accounts, Portfolio Managers’ compensation is linked to the pretax performance of the fund, rather than its after-tax performance. A Portfolio Manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a Portfolio Manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons and fees, as the Portfolio Manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund’s trade allocation policies and procedures may give rise to conflicts of interest if the fund’s orders do not get fully executed due to being aggregated with those of other accounts managed by FIAM or an affiliate. The Portfolio Manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio Managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund’s code of ethics.

Portfolio managers may receive interests in certain funds or accounts managed by FMR or one of its affiliated advisers (collectively, “Proprietary Accounts”). A conflict of interest situation is presented where a portfolio manager considers investing a client account in securities of an issuer in which FMR, its affiliates or their (or their fund clients’) respective directors, officers or employees already hold a significant position for their own account, including positions held indirectly through Proprietary Accounts. Because the 1940 Act, as well as other applicable laws and regulations, restricts certain transactions between affiliated entities or between an advisor and its clients, client accounts managed by FIAM or its affiliates, including accounts sub-advised by third parties, are, in certain circumstances, prohibited from participating in offerings of such securities (including initial public offerings and other offerings occurring before or after an issuer’s initial public offering) or acquiring such securities in the secondary market. For example, ownership of a company by Proprietary Accounts has, in certain situations, resulted in restrictions on FMR’s and its affiliates’ client accounts’ ability to acquire securities in the company’s initial public offering and subsequent public offerings, private offerings, and in the secondary market, and additional restrictions could arise in the future; to the extent such client accounts acquire the relevant securities after such restrictions are subsequently lifted, the delay could affect the price at which the securities are acquired.

A conflict of interest situation is presented when FIAM or its affiliates acquire, on behalf of their client accounts, securities of the same issuers whose securities are already held in Proprietary Accounts, because such investments could have the effect of increasing or supporting the value of the Proprietary Accounts. A conflict of interest situation also arises when FIAM investment advisory personnel consider whether client accounts they manage should invest in an investment opportunity that they know is also being considered by an affiliate of FIAM for a Proprietary Account, to the extent that not investing on behalf of such client accounts improves the ability of the Proprietary Account to take advantage of the opportunity. FIAM and its affiliates have adopted policies and procedures and maintain a compliance program designed to help manage such actual and potential conflicts of interest.

Franklin Advisers. The investment manager seeks to maintain a compensation program that is competitively positioned to attract, retain and motivate top-quality investment professionals. Portfolio managers receive a base salary, a cash incentive bonus opportunity, an equity compensation opportunity, and a benefits package. Portfolio manager compensation is reviewed annually and the level of compensation is based on individual performance, the salary range for a portfolio manager’s level of responsibility and Franklin Templeton guidelines. Portfolio managers are provided no financial incentive to favor one fund or account over another. Each portfolio manager’s compensation consists of the following three elements:

Base Salary. Each portfolio manager is paid a base salary.

Annual Bonus. Annual bonuses are structured to align the interests of the portfolio manager with those of the Fund’s shareholders. Each portfolio manager is eligible to receive an annual bonus. Bonuses generally are split between cash (50% to 65%) and restricted shares of Resources stock (17.5% to 25%) and fund shares (17.5% to 25%). The deferred equity-based compensation is intended to build a vested interest of the portfolio manager in the financial performance of both Resources and funds advised by the investment manager. The bonus plan is intended to provide a competitive level of annual bonus compensation that is tied to the portfolio manager achieving consistently strong investment performance, which aligns the financial incentives of the portfolio manager and Fund shareholders. The Chief Investment Officer of the investment manager and/or other officers of the investment manager, with responsibility for the Fund, have discretion in the granting of annual bonuses to portfolio managers in accordance with Franklin Templeton guidelines. The following factors are generally used in determining bonuses under the plan:

Investment performance. Primary consideration is given to the historic investment performance over the 1, 3 and 5 preceding years of all accounts managed by the portfolio manager. The pre-tax performance of each fund managed is measured relative to a relevant peer group and/or applicable benchmark as appropriate.

Non-investment performance. The more qualitative contributions of the portfolio manager to the investment manager’s business and the investment management team, including professional knowledge, productivity, responsiveness to client needs and communication, are evaluated in determining the amount of any bonus award.

Responsibilities. The characteristics and complexity of funds managed by the portfolio manager are factored in the investment manager’s appraisal.

Additional long-term equity-based compensation. Portfolio managers may also be awarded restricted shares or units of Resources stock or restricted shares or units of one or more funds. Awards of such deferred equity-based compensation typically vest over time, so as to create incentives to retain key talent.

Benefits. Portfolio managers also participate in benefit plans and programs available generally to all employees of the investment manager.

Franklin. The investment manager seeks to maintain a compensation program that is competitively positioned to attract, retain and motivate top-quality investment professionals. Portfolio Managers receive a base salary, a cash incentive bonus opportunity, an equity compensation opportunity, and a benefits package. Portfolio Manager compensation is reviewed annually and the level of compensation is based on individual performance, the salary range for a Portfolio Manager’s level of responsibility and Franklin Templeton guidelines. Portfolio Managers are provided no financial incentive to favor one fund or account over another. Each Portfolio Manager’s compensation consists of the following three elements:

Base salary. Each Portfolio Manager is paid a base salary.

Annual bonus. Annual bonuses are structured to align the interests of the Portfolio Manager with those of the Portfolio’s shareholders. Each Portfolio Manager is eligible to receive an annual bonus. Bonuses generally are split between cash (50% to 65%), restricted shares of Resources stock (17.5% to 25%) and mutual fund shares (17.5% to 25%). The deferred equity-based compensation is intended to build a vested interest of the Portfolio Manager in the financial performance of both Resources and mutual funds advised by the investment manager. The bonus plan is intended to provide a competitive level of annual bonus compensation that is tied to the Portfolio Manager achieving consistently strong investment performance, which aligns the financial incentives of the Portfolio Manager and Portfolio shareholders. The Chief Investment Officer of the investment manager and/or other officers of the investment manager, with responsibility for the Portfolio, have discretion in the granting of annual bonuses to Portfolio Managers in accordance with Franklin Templeton guidelines. The following factors are generally used in determining bonuses under the plan:

Investment performance. Primary consideration is given to the historic investment performance over the one, three and five preceding years of all accounts managed by the portfolio manager. The pretax performance of each fund managed is measured relative to a relevant peer group and/or applicable benchmark as appropriate.

Non-investment performance. The more qualitative contributions of a Portfolio Manager to the investment manager’s business and the investment management team, including professional knowledge, productivity, responsiveness to client needs and communication, are evaluated in determining the amount of any bonus award.

Responsibilities. The characteristics and complexity of funds managed by the Portfolio Manager are factored in the investment manager’s appraisal.

Additional long-term equity-based compensation. Portfolio Managers may also be awarded restricted shares or units of Resources stock or restricted shares or units of one or more mutual funds. Awards of such deferred equity-based compensation typically vest over time, so as to create incentives to retain key talent.

Benefits. Portfolio Managers also participate in benefit plans and programs available generally to all employees of the investment manager.

GSAM. Compensation for GSAM Portfolio Managers is comprised of a base salary and year-end discretionary variable compensation. The base salary is fixed from year to year. Year-end discretionary variable compensation is primarily a function of each Portfolio Manager’s individual performance; his or her contribution to the overall team performance; the performance of GSAM and Goldman Sachs; the team’s net revenues for the past year which in part is derived from advisory fees, and for certain accounts, performance-based fees; and anticipated compensation levels among competitor firms. Portfolio Managers are rewarded, in part, for their delivery of investment performance, which is reasonably expected to meet or exceed the expectations of clients and fund shareholders in terms of: excess return over an applicable benchmark, peer group ranking, risk management and factors specific to certain funds such as yield or regional focus. Performance is judged over one-, three- and five-year time horizons.

For compensation purposes, the benchmark for the SA Goldman Sachs Multi-Asset Insights Portfolio is the 38.5% S&P 500® Index, 3.5% S&P Midcap 400® Index, 3.5% Russell 2000® Index, 24.5% MSCI EAFE (Net Total Return) and 30% Bloomberg US Government/Credit Index.

The discretionary variable compensation for Portfolio Managers is also significantly influenced by various factors, including: (1) effective participation in team research discussions and process; and (2) management of risk in alignment with the targeted risk parameters and investment objective of the Portfolio. Other factors may also be considered including: (1) general client/shareholder orientation, and (2) teamwork and leadership.

As part of their year-end discretionary variable compensation and subject to certain eligibility requirements, Portfolio Managers may receive deferred equity-based and similar awards, in the form of: (1) shares of The Goldman Sachs Group, Inc. (restricted stock units); and (2) for certain Portfolio Managers, performance-tracking (or “phantom”) shares of the GSAM mutual funds that they oversee or service. Performance-tracking shares are designed to provide a rate of return (net of fees) equal to that of the fund(s) that a Portfolio Manager manages, or one or more other eligible funds, as determined by senior management, thereby aligning portfolio manager compensation with fund shareholder interests. The awards are subject to vesting requirements, deferred payment and clawback and forfeiture provisions. GSAM, Goldman Sachs or their affiliates expect, but are not required to, hedge the exposure of the performance-tracking shares of a fund by, among other things, purchasing shares of the relevant fund(s).

Other Compensation. In addition to base salary and year-end discretionary variable compensation, the firm has a number of additional benefits in place including (1) a 401k program that enables employees to direct a percentage of their base salary and bonus income into a tax-qualified retirement plan; and (2) investment opportunity programs in which certain professionals may participate subject to certain eligibility requirements.

Invesco. Invesco seeks to maintain a compensation program that is competitively positioned to attract and retain high-caliber investment professionals. Portfolio Managers receive a base salary, an incentive cash bonus opportunity and a deferred compensation opportunity. Portfolio Manager compensation is reviewed and may be modified each year as appropriate to reflect changes in the market, as well as to adjust the factors used to determine bonuses to promote competitive fund performance. Invesco evaluates competitive market compensation by reviewing compensation survey results conducted by an independent third party of investment industry compensation. Each Portfolio Manager’s compensation consists of the following three elements:

Base Salary. Each Portfolio Manager is paid a base salary. In setting the base salary, Invesco’s intention is to be competitive in light of the particular Portfolio Manager’s experience and responsibilities.

Annual Bonus. The Portfolio Managers are eligible, along with other employees of Invesco, to participate in a discretionary year-end bonus pool. The Compensation Committee of Invesco Ltd. reviews and approves the firm-wide bonus pool based upon progress against strategic objectives and annual operating plan, including investment performance and financial results. In addition, while having no direct impact on individual bonuses, assets under management are considered when determining the starting bonus funding levels. Each Portfolio Manager is eligible to receive an annual cash bonus which is based on quantitative (i.e., investment performance) and non-quantitative factors (which may include, but are not limited to, individual performance, risk management and teamwork).

Each Portfolio Manager’s compensation is linked to the pre-tax investment performance of the funds/accounts managed by the Portfolio Manager as described in the table below.

Subadviser	Performance time period[1]

Invesco[2]	One-, Three- and Five-year performance against fund peer group.

[1]	Rolling time periods based on calendar year-end.
[2]	Portfolio Managers may be granted an annual deferral award that vests on a pro-rata basis over a four-year period.

High investment performance (against applicable peer group and/or benchmarks) would deliver compensation generally associated with top pay in the industry (determined by reference to the third-party provided compensation survey information) and poor investment performance (versus applicable peer group) would result in low bonus compared to the applicable peer group or no bonus at all. These decisions are reviewed and approved collectively by senior leadership that has responsibility for executing the compensation approach across the organization.

Deferred/Long-Term Compensation. Portfolio Managers may be granted a deferred compensation award based on a firm-wide bonus pool approved by the Compensation Committee of Invesco Ltd. Deferred compensation awards may take the form of annual fund deferral awards or long-term equity awards. Annual fund deferral awards are notionally invested in certain Invesco funds selected by the Portfolio Manager and are settled in cash. Long-term equity awards are settled in Invesco Ltd. common shares. Both fund deferral awards and long-term equity awards have a four-year ratable vesting schedule. The vesting period aligns the interests of the Portfolio Managers with the long-term interests of clients and shareholders and encourages retention.

Retirement and health and welfare arrangements. Portfolio managers are eligible to participate in retirement and health and welfare plans and programs that are available generally to all employees.

Janus. The following describes the structure and method of calculating portfolio management’s compensation as of [ ].

Portfolio management is compensated for managing a Fund and any other funds, portfolios, or accounts for which they have exclusive or shared responsibilities through two components: fixed compensation and variable compensation. Compensation (both fixed and variable) is determined on a pre-tax basis.

Fixed Compensation: Fixed compensation is paid in cash and is comprised of an annual base salary. The base salary is based on factors such as performance, scope of responsibility, skills, knowledge, experience, ability, and market competitiveness.

Variable Compensation: Portfolio management’s variable compensation is discretionary and is determined by investment team management. The overall investment team variable compensation pool is funded by an amount equal to a percentage of Janus Henderson’s pre-incentive operating income. In determining individual awards, both quantitative and qualitative factors are considered. Such factors include, among other things, consistent short-term and long-term fund performance (i.e., one-,three-, and five-year performance), client support and investment team support through the sharing of ideas, leadership, development, mentoring, and teamwork.

Performance fees: The firm receives performance fees in relation to certain funds depending on outperformance of the fund against pre-determined benchmarks. Performance fees are shared directly with the investment professional in two instances; on a discretionary basis, if the fees were generated by certain products, and on a formulaic basis, if there is a contractual agreement in place.

The discretionary performance fee sharing incentives are funded from within the profit pools and subject to the same risk adjustment, review, and standard deferral arrangements that apply to the discretionary funding frameworks.

Deferrals/Firm Ownership: All employees are subject to Janus Henderson’s standard deferral arrangements which apply to variable incentive awards. Deferral rates apply to awards that exceed a minimum threshold, rates of deferral increase for larger incentive awards. Deferred awards vest in three equal instalments over a 3-year period and are delivered into JHG restricted stock and/or funds. Portfolio management may be eligible to defer payment of a designated percentage of their fixed compensation and/or up to all of their variable compensation in accordance with JHG’s Executive Income Deferral Program.

JPMorgan. JPMorgan’s compensation programs are designed to align the behavior of employees with the achievement of its short- and long-term strategic goals, which revolve around client investment objectives. This is accomplished, in part, through a balanced performance assessment process and total compensation program, as well as a clearly defined culture that rigorously and consistently promotes adherence to the highest ethical standards.

The compensation framework for JPMorgan Portfolio Managers participating in public market investing activities is based on several factors that drive alignment with client objectives, the primary of which is investment performance, alongside of the firm-wide performance dimensions. The framework focuses on Total Compensation – base salary and variable compensation. Variable compensation is in the form of cash incentives, and/or long-term incentives in the form of fund-tracking incentives (referred to as the “Mandatory Investment Plan” or “MIP”) and/or equity-based JPMorgan Chase Restricted Stock Units (“RSUs”) with defined vesting schedules and corresponding terms and conditions. Long-term incentive awards may comprise up to 60% of overall incentive compensation, depending on an employee’s pay level.

The performance dimensions for Portfolio Managers are evaluated annually based on several factors that drive investment outcomes and value—aligned with client objectives—including, but not limited to:

•

Investment performance, generally weighted more to the long-term, with specific consideration for Portfolio Managers of investment performance relative to competitive indices or peers over one-, three-, five- and ten-year periods, or, in the case of funds designed to track the performance of a particular index, the Portfolio Managers success in tracking such index;

•	The scale and complexity of their investment responsibilities;

•	Individual contribution relative to the client’s risk and return objectives;

•	Business results, as informed by investment performance; risk, controls and conduct objectives; client/customer/stakeholder objectives, teamwork and leadership objectives; and

•

Adherence with JPMorgan’s compliance, risk, regulatory and client fiduciary responsibilities, including, as applicable, adherence to the JPMorgan Asset Management Sustainability Risk Integration Policy, which contains relevant financially material Environmental, Social and Corporate Governance (“ESG”) factors that are intended to be assessed in investment decision-making.

In addition to the above performance dimensions, the firm-wide pay-for-performance framework is integrated into the final assessment of incentive compensation for an individual Portfolio Manager. Feedback from JPMorgan’s risk and control professionals is considered in assessing performance and compensation.

Portfolio Managers are subject to a mandatory deferral of long-term incentive compensation under JPMorgan’s “MIP”. In general, the MIP provides for a rate of return equal to that of the particular fund(s), thereby aligning the Portfolio Manager’s pay with that of the client’s experience/return.

For Portfolio Managers participating in public market investing activities, 50% of their long-term incentives are subject to a mandatory deferral in the MIP, and the remaining 50% can be granted in the form of RSUs or additional participation in MIP at the election of the Portfolio Manager.

For the portion of long-term incentives subject to mandatory deferral in the MIP (50%), the incentives are allocated to the fund(s) the Portfolio Manager manages, as determined by the employee’s respective manager and reviewed by senior management.

In addition, named Portfolio Managers on a sustainable fund(s) are required to allocate at least 25% of their mandatory deferral in at least one dedicated sustainable fund(s).

To hold individuals responsible for taking risks inconsistent with JPMorgan’s risk appetite and to discourage future imprudent behavior, we have policies and procedures that enable us to take prompt and proportionate actions with respect to accountable individuals, including:

•	Reducing or altogether eliminating annual incentive compensation;

•	Canceling unvested awards (in full or in part);

•	Clawback/recovery of previously paid compensation (cash and / or equity);

•	Demotion, negative performance rating or other appropriate employment actions; and

•	Termination of employment.

The precise actions we take with respect to accountable individuals are based on circumstances, including the nature of their involvement, the magnitude of the event and the impact on JPMorgan.

In evaluating each portfolio manager’s performance with respect to the accounts he or she manages, JPMorgan uses the following indices as benchmarks to evaluate the performance of the portfolio manager with respect to the accounts:

Name of Fund	Benchmark
SA JPMorgan Diversified Balanced Portfolio	60% MSCI World Index / 40% Bloomberg Barclays U.S. Government/Credit Index
SA JPMorgan Emerging Markets Portfolio	MSCI Emerging Markets Index
SA JPMorgan Equity Income Portfolio	Russell 1000 Value Index
SA JPMorgan Global Equities Portfolio	MSCI World Net Return Index
SA JPMorgan Large Cap Core Portfolio	S&P 500 Index / Russell 1000
SA JPMorgan MFS Core Bond Portfolio	Bloomberg US Aggregate Bond Index
SA JPMorgan Mid-Cap Growth Portfolio	Russell Midcap Growth Index

MFS

Compensation

MFS’ philosophy is to align portfolio manager compensation with the goal to provide shareholders with long-term value through a collaborative investment process. Therefore, MFS uses long-term investment performance as well as contribution to the overall investment process and collaborative culture as key factors in determining portfolio manager compensation. In addition, MFS seeks to maintain total compensation programs that are competitive in the asset management industry in each geographic market where it has employees. MFS uses competitive compensation data to ensure that compensation practices are aligned with its goals of attracting, retaining, and motivating the highest-quality professionals.

MFS reviews portfolio manager compensation annually. In determining portfolio manager compensation, MFS uses quantitative means and qualitative means to help ensure a durable investment process. As of [ ], portfolio manager total cash compensation is a combination of base salary and performance bonus:

Base Salary – Base salary generally represents a smaller percentage of Portfolio Manager total cash compensation than performance bonus.

Performance Bonus – Generally, the performance bonus represents more than a majority of Portfolio Manager total cash compensation.

The performance bonus is based on a combination of quantitative and qualitative factors, generally with more weight given to the former and less weight given to the latter. The quantitative portion is primarily based on the pre-tax performance of accounts managed by the portfolio manager over a range of fixed-length time periods, intended to provide the ability to assess performance over time periods consistent with a full market cycle and a strategy’s investment horizon. The fixed-length time periods include the portfolio manager’s full tenure on each Fund/strategy and, when available, 10-,5-, and 3-year periods. For portfolio managers who have served for less than three years, shorter-term periods, including the one-year period, will also be considered, as will performance in previous roles, if any, held at the firm. Emphasis is generally placed on longer performance periods when multiple performance periods are available. Performance is evaluated across the full set of strategies and portfolios managed by a given portfolio manager, relative to appropriate peer group universes and/or representative indices (“benchmarks”). As of [ ], the following benchmarks were used to measure the following portfolio managers’ performance for the following Portfolios:

Portfolio	Portfolio Manager	Benchmark(s)
SA MFS Large Cap Growth Portfolio	Matthew W. Krummell	Russell® 1000 Growth Index
	James C. Fallon	Russell® 1000 Growth Index
	Jonathan W. Sage	Russell® 1000 Growth Index
	John E. Stocks	Russell® 1000 Growth Index
SA JPMorgan MFS Core Bond Portfolio	Joshua P. Marston	Bloomberg U.S. Aggregate Bond Index
SA MFS Total Return Portfolio	Joshua P. Marston	Bloomberg U.S. Aggregate Bond Index
	Johnathan Munko	S&P 500 Stock Index
	Steven R. Gorham	S&P 500 Stock Index
SA MFS Massachusetts Investors Trust Portfolio	Jude Jason	S&P 500 Stock Index
Lipper Large-Cap Core Funds
Morningstar US Large Blend Funds

Benchmarks may include versions and components of indices, custom indices, and linked indices that combine performance of different indices for different portions of the time period, where appropriate.

The qualitative portion is based on the results of an annual internal peer review process (where portfolio managers are evaluated by other portfolio managers, analysts, and traders) and management’s assessment of overall portfolio manager contributions to the MFS investment process and the client experience (distinct from fund and other account performance).

The performance bonus may be in the form of cash and/or a deferred cash award, at the discretion of management. A deferred cash award is issued for a cash value and becomes payable over a three-year vesting period if the portfolio manager remains in the continuous employ of MFS or its affiliates. During the vesting period, the value of the unfunded deferred cash award will fluctuate as though the portfolio manager had invested the cash value of the award in an MFS fund(s) selected by the portfolio manager. A selected fund may, but is not required to, be a fund that is managed by the portfolio manager.

With respect to Mr. Alexander Mackey, his compensation reflects his broader role within MFS as Co-Chief Investment Officer-Global Fixed Income in addition to being a portfolio manager. His performance bonus is based on a combination of quantitative and qualitative factors, generally with more weight given to the former and less weight given to the latter. The quantitative portion is based on overall group investment performance and business performance metrics. The qualitative portion is based on the results of an annual internal review process conducted by the Chief Investment Officer which takes into account his broad leadership responsibilities.

This performance bonus may be in the form of cash and/or a deferred cash award, at the discretion of management. A deferred cash award is issued for a cash value and becomes payable over a three-year vesting period if the portfolio manager remains in the continuous employ of MFS or its affiliates. During the vesting period, the value of the unfunded deferred cash award will fluctuate as though the portfolio manager had invested the cash value of the award in an MFS fund(s) selected by the portfolio manager. A selected fund may, but is not required to, be a fund that is managed by the portfolio manager.

With respect to Ms. Alison O’Neill Mackey, her compensation reflects her broader role within MFS as Co-Chief Investment Officer-Equity-Americas in addition to being a portfolio manager. Her performance bonus is based on a combination of quantitative and qualitative factors, generally with more weight given to the former and less weight given to the latter. The quantitative portion is based on the pre-tax performance of accounts managed by Ms. O’Neill Mackey over a range of fixed-length time periods and overall group investment performance and business performance metrics. The qualitative portion is based on the results of an annual internal review process conducted by the Chief Investment Officer which takes into account her broad leadership responsibilities. This performance bonus may be in the form of cash and/or a deferred cash award, at the discretion of management. A deferred cash award is issued for a cash value and becomes payable over a three-year vesting period if the portfolio manager remains in the continuous employ of MFS or its affiliates. During the vesting period, the value of the unfunded deferred cash award will fluctuate as though the portfolio manager had invested the cash value of the award in an MFS fund(s) selected by the portfolio manager. A selected fund may, but is not required to, be a fund that is managed by the portfolio manager. MFS Equity Plan – Portfolio managers also typically benefit from the opportunity to participate in the MFS Equity Plan. Equity interests are awarded by management, on a discretionary basis, taking into account tenure at MFS, contribution to the investment process, and other factors.

Finally, portfolio managers also participate in benefit plans (including a defined contribution plan and health and other insurance plans) and programs available generally to other employees of MFS. The percentage such benefits represent of any portfolio manager’s compensation depends upon the length of the individual’s tenure at MFS and salary level, as well as other factors.

MSIM. Morgan Stanley’s compensation structure is based on a total reward system of base salary and incentive compensation, which is paid either in the form of cash bonus, or for employees meeting the specified deferred compensation eligibility threshold, partially as a cash bonus and partially as mandatory deferred compensation. Deferred compensation granted to MSIM employees are generally granted as a mix of deferred cash awards under the Investment Management Alignment Plan (“IMAP”) and equity-based awards in the form of stock units. The portion of incentive compensation granted in the form of a deferred compensation award and the terms of such awards are determined annually by the Compensation, Management Development and Succession Committee of the Morgan Stanley board of directors.

Base salary compensation. Generally, Portfolio Managers receive base salary compensation based on the level of their position with MSIM.

Incentive compensation. In addition to base compensation, Portfolio Managers may receive discretionary year-end compensation.

Incentive compensation may include:

•	Cash Bonus.

•	Deferred Compensation:

•

A mandatory program that defers a portion of incentive compensation into restricted stock units or other awards based on Morgan Stanley common stock or other plans that are subject to vesting and other conditions.

•

IMAP is a cash-based deferred compensation plan designed to increase the alignment of participants’ interests with the interests of MSIM’s clients. For eligible employees, a portion of their deferred compensation is mandatorily deferred into IMAP on an annual basis. Awards granted under IMAP are notionally invested in referenced funds available pursuant to the plan, which are funds advised by MSIM and its affiliates that are investment advisers. Portfolio Managers are required to notionally invest a minimum of 40% of their account balance in the designated funds that they manage and are included in the IMAP notional investment fund menu.

•

Deferred compensation awards are typically subject to vesting over a multi-year period and are subject to cancellation through the payment date for competition for cause (i.e., any act or omission that constitutes a breach of obligation to MSIM, including failure to comply with internal compliance, ethics or risk management standards, and failure or refusal to perform duties satisfactorily, including supervisory and management duties), disclosure of proprietary information and solicitation of employees or clients. Awards are also subject to clawback through the payment date if an employee’s act or omission (including with respect to direct supervisory responsibilities) causes a restatement of MSIM’s consolidated financial results, constitutes a violation of MSIM’s global risk management principles, policies and standards, or causes a loss of revenue associated with a position on which the employee was paid and the employee operated outside of internal control policies.

MSIM compensates employees based on principles of pay-for-performance, market competitiveness and risk management. Eligibility for, and the amount of any, discretionary compensation is subject to a multi-dimensional process. Specifically, consideration is given to one or more of the following factors, which can vary by portfolio management team and circumstances:

•	Revenue and profitability of the business and/or each fund/account managed by the portfolio manager

•	Revenue and profitability of MSIM

•	Return on equity and risk factors of both the business units and Morgan Stanley

•	Assets managed by the Portfolio Manager

•	External market conditions

•	New business development and business sustainability

•	Contribution to client objectives

•	Team, product and/or MSIM and its affiliates that are investment advisers (including Parametric) performance

•

The pre-tax investment performance of the funds/accounts managed by the portfolio manager (which may, in certain cases, be measured against the applicable benchmark(s) and/or peer group(s) over one, three and five-year periods)

•	Individual contribution and performance

Further, firm’s or Morgan Stanley’s Global Incentive Compensation Discretion Policy requires compensation managers to consider only legitimate, business related factors when exercising discretion in determining variable incentive compensation, including adherence to Morgan Stanley’s core values, conduct, disciplinary actions in the current performance year, risk management and risk outcomes.

PIMCO. PIMCO’s and its affiliates’ approach to compensation seeks to provide professionals with a compensation process that is driven by values of collaboration, openness, responsibility and excellence.

Generally, compensation packages consist of three components. The compensation program for portfolio managers is designed to align with clients’ interests, emphasizing each portfolio manager’s ability to generate long-term investment success for clients, among other factors. A portfolio manager’s compensation is not based solely on the performance of the Portfolio or any other account managed by that portfolio manager:

Base Salary – Base salary is determined based on core job responsibilities, positions/levels and market factors. Base salary levels are reviewed annually, when there is a significant change in job responsibilities or position, or a significant change in market levels.

Variable Compensation – In addition to a base salary, portfolio managers have a variable component of their compensation, which is based on a combination of individual and company performance and includes both qualitative and quantitative factors. The following non-exhaustive list of qualitative and quantitative factors is considered when determining total compensation for portfolio managers:

•

performance measured over a variety of longer- and shorter-term periods, including 5-year, 4-year, 3-year, 2-year and 1-year dollar-weighted and account-weighted, pre-tax total and risk-adjusted investment performance as judged against the applicable benchmarks (which may include internal investment performance-related benchmarks) for each account managed by a portfolio manager (including the Portfolios) and relative to applicable industry peer groups; and

•	amount and nature of assets managed by the portfolio manager.

The variable compensation component of an employee’s compensation may include a deferred component. The deferred portion will generally be subject to vesting and may appreciate or depreciate based on the performance of PIMCO and/or its affiliates. PIMCO’s Long-Term Incentive Plan provides participants with deferred cash awards that appreciate or depreciate based on PIMCO’s operating earnings over a rolling three-year period.

Portfolio managers who are Managing Directors of PIMCO receive compensation from a non-qualified profit sharing plan consisting of a portion of PIMCO’s net profits. Portfolio managers who are Managing Directors receive an amount determined by the Compensation Committee, based upon an individual’s overall contribution to the firm.

PineBridge. Compensation for all PineBridge Portfolio Managers consists of both a salary and a bonus component. The salary component is a fixed base salary, and does not vary based on a Portfolio Manager’s performance. Generally, salary is based upon several factors, including experience and market levels of salary for such position. The bonus component is generally discretionarily determined based both on a Portfolio Manager’s individual performance and the overall performance of PineBridge. In assessing individual performance of Portfolio Managers, both qualitative performance measures and also quantitative performance measures assessing the management of a Portfolio Manager’s funds are considered. A Portfolio Manager may be offered a long-term incentive/performance unit plan (LTI) to share in the long-term growth of the company. The LTI Plan allows for the granting of incentive units representing equity interests in the company with the main objective of attracting and retaining talent, incentivizing employee long-term performance and ensuring employee alignment of interests with the firm’s long-term vision and goals.

Putnam. Portfolio managers are evaluated and compensated across specified products they manage, in part, based on their performance relative to the applicable benchmark, based on a blend of 3-year and 5-year performance, or, if shorter, the period of time that the portfolio manager has managed the product. In addition to their individual performance, evaluations take into account the performance of their group and a subjective component.

Each portfolio manager is assigned an industry-competitive incentive compensation target consistent with this goal and evaluation framework. Actual incentive compensation may be higher or lower than the target, based on individual, group, and subjective performance, and may also reflect the performance of Putnam as a firm.

Incentive compensation includes a cash bonus and may also include grants of deferred cash, stock or options. In addition to incentive compensation, portfolio managers receive fixed annual salaries typically based on level of responsibility and experience.

Schroders. Schroders’ methodology for measuring and rewarding the contribution made by Portfolio Managers combines quantitative measures with qualitative measures. The SA Schroders VCP Global Allocation Portfolio’s Portfolio Managers are compensated for their services to the Portfolio and to other accounts they manage in a combination of base salary and annual discretionary bonus, as well as the standard retirement, health and welfare benefits available to all Schroders employees. A limited number of fund managers may also receive awards under a long-term incentive program, aimed at recognizing key talent and sustained performance and potential. In addition, certain employees, typically those in the private markets division of Schroders, may also be eligible to participate in carried-interest sharing arrangements, which further enhance long-term retention and alignment to investment performance. Base salary is determined by reference to the level of responsibility inherent in the role and the experience of the incumbent, and is benchmarked annually against market data to ensure that Schroders is paying competitively. Schroders reviews base salaries annually, targeting increases at employees whose roles have increased in scope materially during the year and those whose salary is behind market rates. At more senior levels, base salaries tend to be adjusted less frequently as the emphasis is increasingly on the discretionary bonus.

Schroders believes that a discretionary incentive scheme approach is preferable to the use of formulaic arrangements to ensure that good conduct and behaviours in line with the Schroders values are rewarded, to avoid reinforcing or creating conflicts of interest and to encourage a one team attitude. Any discretionary bonus is determined by a number of factors. At a macro level the total amount available to spend is a function of the compensation to revenue ratio achieved by Schroders globally. Schroders then assesses the performance of the division and of a management team to determine the share of the aggregate bonus pool that is spent in each area. This focus on “team” maintains consistency and minimizes internal competition that may be detrimental to the interests of Schroders’ clients. For each team, Schroders assesses the performance of their funds relative to competitors and to relevant benchmarks (which may be internally-and/or externally-based and are considered over a range of performance periods, including over one- and three-year periods), the level of funds under management and the level of performance fees generated, if any. The Portfolio Managers’ compensation for other accounts they manage may be based upon such accounts’ performance. Non-financial performance metrics, including adherence to effective risk management, also form a significant part of the performance assessment process which is considered in determining the individual’s bonus award. Schroders assesses each employee’s performance across three key areas: Business Excellence, Behavioral Excellence and Conduct, taking into account factors such as leadership, contribution to other parts of the business, and identifying those whose behavior exemplifies our corporate values of excellence, integrity, teamwork, passion, and innovation. For those employees receiving significant bonuses, a part may be deferred in the form of Schroders plc stock and fund-based awards of notional cash investments in a range of Schroders funds. These deferrals vest over a period of three years or more and seek to ensure that the interests of employees are aligned with those of clients and shareholders.

T. Rowe Price. Portfolio manager compensation consists primarily of a base salary, a cash bonus, and an equity incentive that usually comes in the form of restricted stock grants. Compensation is variable and is determined based on the following factors.

Investment performance over 1-,3-,5-, and 10-year periods is the most important input. The weightings for these time periods are generally balanced and are applied consistently across similar strategies. T. Rowe Price (and T. Rowe Price Australia, T. Rowe Price Hong Kong, T. Rowe Price Singapore, T. Rowe Price Japan, T. Rowe Price International and T. Rowe Price Investment Management, as appropriate) evaluates performance in absolute, relative, and risk-adjusted terms. Relative performance and risk-adjusted performance are typically determined with reference to the broad-based index (e.g., S&P 500 Index) and the Lipper average or index (e.g., Large-Cap Growth Index) set forth in the total returns table in the fund’s prospectus, although other benchmarks may be used as well. Investment results are also measured against comparably managed funds of competitive investment management firms. The selection of comparable funds is approved by the applicable investment steering committee and is the same as the selection presented to the directors of the Price Funds in their regular review of fund performance. Performance is primarily measured on a pretax basis, although tax efficiency is considered.

Compensation is viewed with a long-term time horizon. The more consistent a portfolio manager’s performance over time, the higher the compensation opportunity. The increase or decrease in a fund’s assets due to the purchase or sale of fund shares is not considered a material factor. In reviewing relative performance for fixed income funds, a fund’s expense ratio is usually taken into account. Contribution to T. Rowe Price’s overall investment process is an important consideration as well. Leveraging ideas and investment insights across applicable investment platforms; working effectively with and mentoring others; and other contributions to our clients, the firm, or our culture are important components of T. Rowe Price’s long-term success and are generally taken into consideration.

All employees of T. Rowe Price, including portfolio managers, can participate in a 401(k) plan sponsored by T. Rowe Price Group. In addition, all employees are eligible to purchase T. Rowe Price common stock through an employee stock purchase plan that features a limited corporate matching contribution. Eligibility for and participation in these plans is on the same basis for all employees. Finally, all vice presidents of T. Rowe Price Group, including all portfolio managers, receive supplemental medical/hospital reimbursement benefits and are eligible to participate in a supplemental savings plan sponsored by T. Rowe Price Group.

This compensation structure is used when evaluating the performance of all portfolios (including the T. Rowe Price funds) managed by the portfolio manager.

Ownership of Portfolio Managers

As of January 31, 2024, none of the Portfolio Managers had any ownership interest in a Portfolio that they managed.

PERSONAL SECURITIES TRADING

The Trust, the Adviser and the Distributor have adopted a written code of ethics (the “SunAmerica Code”) pursuant to Rule 17j-1 under the 1940 Act, which governs, among other things, the personal trading activities of certain access persons of the Portfolios. The SunAmerica Code is designed to detect and prevent conflicts of interests between the Portfolios and the personal trading activities of certain access persons. The SunAmerica Code is filed as an exhibit to the Trust’s registration statement. SunAmerica reports violations of the SunAmerica Code to the Board.

Each of the Subadvisers has adopted a code of ethics (a “Code of Ethics”). Such provisions may be more restrictive than the provisions set forth in the SunAmerica Code. Material violations of a Subadviser’s Code of Ethics by employees that provide direct services to a Portfolio or those that involve the subadvised Portfolio are reported to the Board.

DISTRIBUTION AGREEMENT

The Trust, on behalf of each Portfolio, has entered into a distribution agreement (the “Distribution Agreement”) with the Distributor, an affiliate of SunAmerica, a registered broker-dealer and an indirect wholly-owned subsidiary of Corebridge, to act as the principal underwriter in connection with the continuous offering of each class of shares of each Portfolio to the Separate Accounts of the Life Companies. The address of the Distributor is 30 Hudson Street, 16th Floor, Jersey City, New Jersey 07302. The Distribution Agreement provides that the Distributor may distribute shares of the Portfolios. The Distribution Agreement also provides that the Distributor will pay for promotional expenses, including the cost of printing and distributing prospectuses, annual reports and other periodic reports with respect to each Portfolio, for distribution to persons who are not shareholders of such Portfolio and the costs of preparing, printing and distributing any other supplemental advertising and sales literature. However, certain promotional expenses may be borne by the Portfolios, including printing and distributing prospectuses, proxy statements, notices, annual reports and other periodic reports to existing shareholders.

After its initial approval, the Distribution Agreement will continue in effect for an initial two-year term and thereafter from year to year, with respect to each Portfolio, if such continuance is approved at least annually by vote of a majority of the Trustees, including a majority of the Independent Trustees. The Trust or the Distributor each has the right to terminate the Distribution Agreement with respect to a Portfolio on 60 days’ written notice, without penalty. The Distribution Agreement automatically terminates with respect to each Portfolio in the event of its assignment (as defined in the 1940 Act and the rules thereunder).

RULE 12b-1 PLANS

The Board has adopted a Rule 12b-1 Plan for Class 1 shares, other than Class 1 shares of the SA JPMorgan Ultra-Short Bond Portfolio (the “Class 1 Plan”), Class 2 shares (the “Class 2 Plan”) and Class 3 shares (the “Class 3 Plan” and, together with the Class 1 Plan and Class 2 Plan, the “12b-1 Plans”) pursuant to Rule 12b-1 under the 1940 Act. Reference is made to “Account Information” in the Prospectus for certain information with respect to the 12b-1 Plans. The Class 1 Plan does not provide for a service fee. The Class 2 Plan provides for service fees payable at the annual rate of 0.15% of the average daily net assets of such Class 2 shares. The Class 3 Plan provides for service fees payable at the annual rate of 0.25% of the average daily net assets of such Class 3 shares. The service fees will be used to compensate the life insurance companies for costs associated with the servicing of Class 2 and Class 3 shares, including the cost of reimbursing the life insurance companies for expenditures made to financial intermediaries for providing services to contractholders who are the indirect beneficial owners of the Portfolios’ Class 2 and Class 3 shares. It is possible that, in any given year, the amount paid to certain financial intermediaries for such services could exceed the financial intermediaries’ costs as described above.

Account Maintenance and Service Fees

The following table sets forth the account maintenance and service fees paid by each of the Portfolios in Class 1, Class 2 and Class 3 shares for the fiscal year ended January 31, 2025.

2025
Portfolio	Class 1	Class 2	Class 3

SA AB Growth	N/A	$[ ]	$ [ ]
SA AB Small & Mid Cap Value	N/A	[ ]	[ ]
SA BlackRock Multi-Factor 70/30*	N/A	N/A	[ ]
SA BlackRock VCP Global Multi Asset*	N/A	N/A	[ ]
SA Emerging Markets Equity Index*	N/A	N/A	[ ]
SA Federated Hermes Corporate Bond	N/A	[ ]	[ ]
SA Fidelity Institutional AM® International Growth	N/A	N/A	[ ]
SA Fidelity Institutional AM® Real Estate	N/A	[ ]	[ ]
SA Fixed Income Index*	N/A	N/A	[ ]
SA Fixed Income Intermediate Index*	N/A	N/A	[ ]
SA Franklin BW U.S. Large Cap Value	N/A	[ ]	[ ]
SA Franklin Small Company Value*	N/A	N/A	[ ]
SA Franklin Systematic U.S. Large Cap Core	N/A	N/A	[ ]
SA Franklin Systematic U.S. Large Cap Value	N/A	[ ]	[ ]
SA Franklin Tactical Opportunities*	N/A	N/A	[ ]
SA Global Index Allocation 60/40*	N/A	N/A	[ ]
SA Global Index Allocation 75/25*	N/A	N/A	[ ]
SA Global Index Allocation 90/10*	N/A	N/A	[ ]
SA Goldman Sachs Multi-Asset Insights*	N/A	N/A	[ ]
SA Index Allocation 90/10*	N/A	N/A	[ ]
SA Index Allocation 60/40*	N/A	N/A	[ ]
SA Index Allocation 80/20*	N/A	N/A	[ ]
SA International Index*	N/A	N/A	[ ]
SA Invesco Growth Opportunities	N/A	[ ]	[ ]
SA Janus Focused Growth	N/A	[ ]	[ ]
SA JPMorgan Diversified Balanced	N/A	[ ]	[ ]
SA JPMorgan Emerging Markets	N/A	[ ]	[ ]

2024
Portfolio	Class 1	Class 2	Class 3
SA JPMorgan Equity-Income	N/A	$ [ ]	[ ]
SA JPMorgan Global Equities	N/A	[ ]	[ ]
SA JPM Large Cap Core	N/A	[ ]	[ ]
SA JPMorgan MFS Core Bond	N/A	[ ]	[ ]
SA JPMorgan Mid-Cap Growth	N/A	[ ]	[ ]
SA JPMorgan Ultra-Short Bond	N/A	[ ]	[ ]
SA Large Cap Growth Index*	N/A	N/A	[ ]
SA Large Cap Index*	N/A	N/A	[ ]
SA Large Cap Value Index*	N/A	N/A	[ ]
SA MFS Large Cap Growth	N/A	[ ]	[ ]
SA MFS Massachusetts Investors Trust	N/A	[ ]	[ ]
SA MFS Total Return	N/A	[ ]	[ ]
SA Mid Cap Index*	N/A	N/A	[ ]
SA Morgan Stanley International Equities	N/A	[ ]	[ ]
SA PIMCO Global Bond Opportunities	N/A	[ ]	[ ]
SA PIMCO RAE International Value	N/A	[ ]	[ ]
SA PIMCO VCP Tactical Balanced*	N/A	N/A	[ ]
SA PineBridge High-Yield Bond	N/A	[ ]	[ ]
SA Putnam International Value	N/A	[ ]	[ ]
SA Schroders VCP Global Allocation*	N/A	N/A	[ ]
SA Small Cap Index*	N/A	N/A	[ ]
SA T. Rowe Price Allocation Moderately Aggressive*	N/A	N/A	[ ]
SA T. Rowe Price VCP Balanced*	N/A	N/A	[ ]
SA VCP Dynamic Allocation*	N/A	N/A	[ ]
SA VCP Dynamic Strategy*	N/A	N/A	[ ]
SA VCP Index Allocation*	N/A	N/A	[ ]

*	There were no Class 2 shares of the Portfolio outstanding as of January 31, 2025.

Continuance of the 12b-1 Plans with respect to each Portfolio is subject to annual approval by vote of the Trustees, including a majority of the Independent Trustees. Each 12b-1 Plan may not be amended to increase materially the amount authorized to be spent thereunder with respect to Class 1, Class 2 and Class 3 shares of a Portfolio, without approval of the shareholders of the Class 1, Class 2 and Class 3 shares of the Portfolio, respectively. In addition, all material amendments to each 12b-1 Plan must be approved by the Trustees in the manner described above. The 12b-1 Plans may be terminated at any time with respect to a Portfolio without payment of any penalty by vote of a majority of the Independent Trustees or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of Class 1, Class 2 and Class 3 shares of the Portfolio. So long as each 12b-1 Plan is in effect, the election and nomination of the Independent Trustees of the Trust shall be committed to the discretion of the Independent Trustees. In the Trustees’ quarterly review of the 12b-1 Plans, they will consider the continued appropriateness of, and the level of, compensation provided in the 12b-1 Plans. In their consideration of the 12b-1 Plans with respect to each Portfolio, the Trustees must consider all factors they deem relevant, including information as to the benefits for the Portfolio for the shareholders of Class 1, Class 2 and Class 3 shares of the Portfolio.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Since the shares of the Portfolios are offered only in connection with the Variable Contracts, or certain other deferred tax arrangements and to funds-of-funds, no discussion is set forth herein as to the U.S. federal income tax consequences at the shareholder level. For information concerning the U.S. federal income tax consequences to purchasers of the Variable Contracts, see the prospectus for such Variable Contracts. Purchasers of Variable Contracts should also consult their tax advisors regarding specific questions as to federal, state and local taxes.

Under the Code, each Portfolio is treated as a separate regulated investment company provided that certain qualification requirements are met. To qualify as a regulated investment company, a Portfolio must, among other things, (a) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies and net income derived from interests in “qualified publicly traded partnerships” (“QPTPs”) (i.e., partnerships that are traded on an established securities market or tradable on a secondary market, other than partnerships that derive at least 90% of their income from interest, dividends, capital gains, and other traditionally permitted regulated investment company income); and (b) diversify its holdings so that, at the end of each quarter of a Portfolio’s taxable year, (i) at least 50% of the market value of the Portfolio’s assets is represented by cash, securities of other regulated investment companies, U.S. government securities and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Portfolio’s assets and not greater than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities (other than U.S. government securities or securities of other regulated investment companies) of any one issuer, any two or more issuers of which 20% or more of the voting stock is held by the Portfolio and that are determined to be engaged in the same or similar trades or businesses or related trades or businesses or in the securities of one or more QPTPs.

Certain of the Portfolio’s investments in MLPs may be considered QPTPs and, therefore, the extent to which a Portfolio may invest in MLPs is limited by the Portfolio’s intention to qualify as a regulated investment company. In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a QPTPs. Portfolio investments in partnerships, including in QPTPs, may result in a Portfolio being subject to state, local or foreign income, franchise or withholding tax liabilities.

So long as a Portfolio qualifies as a regulated investment company, such Portfolio will not be subject to U.S. federal income tax on the net investment company taxable income or net capital gains distributed to shareholders as ordinary income dividends or capital gain dividends, provided that the Portfolio satisfies a minimum distribution requirement as described below. However, any taxable income or gain the Portfolio does not distribute will be subject to tax at regular corporate rates. Dividends from net investment income and capital gain distributions, if any, are paid annually. All distributions are reinvested in shares (of the same class) of the Portfolio at NAV unless the transfer agent is instructed otherwise.

A Portfolio may be able to cure a failure to derive at least 90% of its income from the sources specified above or a failure to diversify its holdings in the manner described above by paying a tax, by disposing of certain assets, or by doing both of these things.

If, in any taxable year, a Portfolio fails to qualify as a regulated investment company under the Code or fails to meet the distribution requirement and does not timely cure the failure, it will be taxed in the same manner as an ordinary corporation and distributions to its shareholders will not be deductible by the Portfolio in computing its taxable income. In addition, in the event of a failure to qualify, a Portfolio’s distributions, to the extent derived from the Portfolio’s current or accumulated earnings and profits, including any distributions of net long-term capital gains, will be taxable to shareholders as dividend income. Moreover, if a Portfolio fails to qualify as a regulated investment company in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a regulated investment company. If a Portfolio fails to qualify as a regulated investment company for a period greater than two taxable years, the Portfolio may be required to recognize any net built-in gains with respect to certain of its assets (i.e., the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized with respect to such assets if the Portfolio had been liquidated) if it qualifies as a regulated investment company in a subsequent year.

Further, if a Portfolio should fail to qualify as a regulated investment company, such Portfolio would be considered as a single investment, which may result in Variable Contracts invested in that Portfolio not being treated as annuity, endowment or life insurance contracts under the Code. All income and gain inside the Variable Contracts would be taxed currently to the holders, and the contracts would remain subject to taxation as ordinary income thereafter, even if the Portfolio became adequately diversified.

Generally, a regulated investment company must timely distribute substantially all of its ordinary income and capital gains in accordance with a calendar year distribution requirement in order to avoid imposition of a non-deductible 4% excise tax. However, the excise tax generally does not apply to a regulated investment company whose only shareholders are certain tax-exempt trusts or segregated asset accounts of life insurance companies held in connection with Variable Contracts. In order to avoid imposition of the excise tax, each Portfolio intends to qualify for this exemption or to comply with the calendar year distribution requirement.

For those Portfolios that invest all or a portion of their assets in Underlying Portfolios, distributions received by a Portfolio attributable to the Underlying Portfolio’s investment company taxable income, including short-term capital gains, are taxable as dividend income to that Portfolio and will not be offset by such Portfolio’s capital loss carryforwards, if any. Capital loss carryforwards of an Underlying Portfolio, if any, would not offset net capital gains of the Portfolio. Distributions received by a Portfolio from an Underlying Portfolio attributable to the excess of the Underlying Portfolio’s net long-term capital gain over its net short-term capital loss and that are properly reported as “capital gain dividends” are taxable as long-term capital gain to a Portfolio, regardless of how long that Portfolio has held the Underlying Portfolio’s shares. Upon the sale or other disposition by a Portfolio of shares of any Underlying Portfolio, the Portfolio will realize a capital gain or loss that will be long-term or short-term, generally depending upon the Portfolio’s holding period for the shares. Losses realized upon such redemptions may result in a substantial number of “wash sales” and deferral, perhaps indefinitely, of realized losses to the Portfolio.

In addition, each Portfolio intends to comply with the diversification requirements of Section 817(h) of the Code, which relate to the tax-deferred status of the Separate Accounts. To comply with Treasury Department regulations promulgated under Section 817(h) of the Code, each Portfolio will be required to diversify its investments so that on the last day of each calendar quarter or within 30 days thereafter no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments and no more than 90% is represented by any four investments. Generally, all securities of the same issuer are treated as a single investment. For the purposes of Section 817(h), obligations of the U.S. Treasury and of each U.S. government agency or instrumentality are treated as securities of separate issuers. In certain circumstances, each Separate Account will “look-through” its investment in qualifying regulated investment companies , partnerships or trusts and include its pro rata share of the investment companies’ investments in determining if it satisfies the diversification rule of Section 817(h). An alternative asset diversification test may be satisfied under certain circumstances.

With respect to those Portfolios that invest all or a portion of their assets in Underlying Portfolios, each Underlying Portfolio intends to continue to qualify annually to be treated as a regulated investment company under Subchapter M of the Code. In any year in which an Underlying Portfolio qualifies as a regulated investment company and timely distributes all of its taxable income, the Underlying Portfolio generally will not pay any U.S. federal income or excise tax. The Underlying Portfolios are subject to the same asset diversification and income distribution requirements applicable to the Portfolios. The tax treatment of the transactions outlined with respect to the Underlying Portfolios also applies to the Portfolios.

A Portfolio may sell its shares directly to separate accounts established and maintained by insurance companies for the purpose of funding Variable Contracts and to certain qualified pension and retirement plans; if a Portfolio were to sell its shares to other categories of shareholders, the Portfolio may fail to comply with applicable Treasury Department requirements regarding investor control. If a Portfolio should fail to comply with the diversification requirements of Section 817(h) or with the investor control requirements, the contract owner would be treated as the owner of the shares and the contracts invested in the Portfolio would not be treated as annuity, endowment or life insurance contracts under the Code. All income and gain earned in past years and currently inside the contracts would be taxed currently to the holders, and income and gain would remain subject to taxation as ordinary income thereafter, even if the contracts became adequately diversified.

A Portfolio may invest in debt securities issued at a discount or providing for deferred interest, which may result in income to the Portfolio equal, generally, to a portion of the excess of the stated redemption price at maturity of the securities over the issue price thereof (“original issue discount”) each year that the securities are held, even though the Portfolio receives no actual interest payments thereon. Original issue discount is treated as income earned by a Portfolio and, therefore, is subject to distribution requirements of the Code applicable to regulated investment companies. Since the original issue discount income earned by a Portfolio in a taxable year may not be represented by cash income, the Portfolio may have to dispose of securities, which it might otherwise have continued to hold, or borrow to generate cash in order to satisfy its distribution requirements. In addition, a Portfolio’s investment in foreign currencies or foreign currency denominated or referenced debt securities and contingent payment or inflation-indexed debt instruments also may accelerate the Portfolio’s recognition of taxable income in excess of cash generated by such investments.

Options, forward contracts, futures contracts and foreign currency transactions entered into by a Portfolio will be subject to special tax rules. These rules may accelerate income to a Portfolio, defer Portfolio losses, cause adjustments in the holding periods of Portfolio securities, convert capital gain into ordinary income, and/or convert short-term capital losses into long-term capital losses. As a result, these rules could affect the amount, timing and character of distributions by a Portfolio.

In certain situations, a Portfolio may, for a taxable year, defer all or a portion of its net capital loss (or if there is no net capital loss then any net long-term or short-term capital loss) realized after October and its late-year ordinary loss (defined as the sum of the excess of post-October foreign currency and passive foreign investment company (“PFIC”) losses over post-October foreign currency and PFIC gains plus the excess of post-December ordinary losses over post-December ordinary income) until the next taxable year in computing its investment company taxable income and net capital gain, which will defer the recognition of such realized losses. Such deferrals and other rules regarding gains and losses realized after October (or December) may affect the tax character of shareholder distributions.

Under the Code, gains or losses attributable to fluctuations in exchange rates that occur between the time a Portfolio accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time such Portfolio actually collects such receivables or pays such liabilities are treated as ordinary income or ordinary loss. Similarly, gains or losses from sales of currencies or dispositions of debt securities or certain forward contracts, futures contracts, options or similar financial instruments denominated in a foreign currency or determined by reference to the value of one or several foreign currencies also are treated as ordinary income or loss to the extent attributable to fluctuations in exchange rates.

The SA Fidelity Institutional AM® Real Estate Portfolio, and possibly other Portfolios may hold residual interests in REMICs. Certain types of income received by these Portfolios from REITs, REMICs, taxable mortgage pools or other investments may cause these Portfolios to designate some or all of their distributions as “excess inclusion income.” To shareholders of these Portfolios, such excess inclusion income may (1) constitute taxable income, as unrelated business taxable income; (2) not be offset by otherwise allowable deductions for tax purposes; (3) not be eligible for reduced U.S. withholding for non-U.S. shareholders even from tax treaty countries; and (4) cause these Portfolios to be subject to tax if certain “disqualified organizations” as defined by the Code are shareholders of the Portfolio.

The Code includes special rules applicable to the listed non-equity options, regulated futures contracts, and options on futures contracts that a Portfolio may write, purchase or sell. Such options and contracts are classified as “Section 1256 contracts” under the Code. The character of gain or loss resulting from the sale, disposition, closing out, expiration or other termination of Section 1256 contracts, except forward foreign currency exchange contracts, is generally treated as long-term capital gain or loss to the extent of 60% thereof and short-term capital gain or loss to the extent of 40% thereof (“60/40 gain or loss”). Such contracts, when held by a Portfolio at the end of a fiscal year, generally are required to be treated as sold at market value on the last day of such fiscal year for U.S. federal income tax purposes (“marked-to-market”). OTC options are not classified as Section 1256 contracts and are not subject to the marked-to-market rule or to 60/40 gain or loss treatment. Any gains or losses recognized by a Portfolio from transactions in OTC options written by a Portfolio generally constitute short-term capital gains or losses. Any gain or loss recognized by a Portfolio from transactions in OTC options purchased by such Portfolio generally has the same character as the property to which the option relates as in the hands of such Portfolio (or would have if acquired by the Portfolio). When call options written, or put options purchased, by a Portfolio are exercised, the gain or loss realized on the sale of the underlying securities may be either short-term or long-term, depending on the holding period of the securities. In determining the amount of such gain or loss, the sales proceeds are reduced by the premium paid for the OTC puts or increased by the premium received for OTC calls.

A substantial portion of each Portfolio’s transactions in options, futures contracts and options on futures contracts, particularly its hedging transactions, may constitute “straddles,” which are defined in the Code as offsetting positions with respect to personal property. A straddle in which at least one (but not all) of the positions is a Section 1256 contract would constitute a “mixed straddle” under the Code. The Code generally provides with respect to straddles (i) “loss deferral” rules that may postpone recognition for tax purposes of losses from certain closing purchase transactions or other dispositions of a position in the straddle to the extent of unrealized gains in the offsetting position, (ii) “wash sale” rules that may postpone recognition for tax purposes of losses where a position is sold and a new offsetting position is acquired within a prescribed period, (iii) “short sale” rules that may suspend the holding period of securities owned by a Portfolio when offsetting positions are established, which may convert certain losses from short-term to long-term, and (iv) “conversion transaction” rules that may treat all or a portion of the gain on a transaction as ordinary income rather than as capital gains. The Code provides that certain elections may be made for mixed straddles that can alter the character of the capital gain or loss recognized upon disposition of positions that form part of a straddle. Certain other elections also are provided in the Code; no determination has been reached to make any of these elections.

As a result of entering into swap contracts, a Portfolio may make or receive periodic net payments. A Portfolio may also make or receive a payment when a swap is terminated prior to maturity through an assignment of the swap or other closing transaction. Periodic net payments will generally constitute ordinary income or deductions, while termination of a swap will generally result in capital gain or loss (which will be a long-term capital gain or loss if a Portfolio has been a party to the swap for more than one year). With respect to certain types of swaps, a Portfolio may be required to currently recognize income or loss with respect to future payments on such swaps or may elect under certain circumstances to mark such swaps to market annually for tax purposes as ordinary income or loss.

In general, gain or loss on a short sale, to the extent permitted, is recognized when a Portfolio closes the sale by delivering the borrowed property to the lender, not when the borrowed property is sold. Gain or loss from a short sale is generally considered as capital gain or loss to the extent that the property used to close the short sale constitutes a capital asset in the Portfolio’s hands. Except with respect to certain situations where the property used by a Portfolio to close a short sale has a long-term holding period on the date of the short sale, special rules would generally treat the gains on short sales as short-term capital gains. These rules may also terminate the running of the holding period of “substantially identical property” held by a Portfolio. Moreover, a loss on a short sale will be treated as a long-term capital loss if, on the date of the short sale, “substantially identical property” has been held by a Portfolio for more than one year. In general, a Portfolio will not be permitted to deduct payments made to reimburse the lender of securities for dividends paid on borrowed stock if the short sale is closed on or before the 45th day after the short sale is entered into.

A PFIC is a foreign corporation that, in general, meets either of the following tests: (a) at least 75% of its gross income is passive or (b) an average of at least 50% of its assets produce, or are held for the production of, passive income. If a Portfolio acquires and holds stock in a PFIC beyond the end of the year of its acquisition, the Portfolio will be subject to U.S. federal income tax on a portion of any “excess distribution” received on the stock or on any gain from disposition of the stock (collectively, the “PFIC income”), plus certain interest charges, even if the Portfolio distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Portfolio’s investment company taxable income and, accordingly, will not be taxable to it to the extent that income is distributed to its shareholders. A Portfolio may make a mark-to-market election with respect to any stock it holds of a PFIC, if such stock is marketable (as defined by the Code for purposes of such election). For these purposes, all stock in a PFIC that is owned directly or indirectly by a regulated investment company is treated as marketable stock. If the election is in effect, at the end of the Portfolio’s taxable year, the Portfolio will recognize annually the amount of mark-to-market gains, if any, with respect to PFIC stock as ordinary income. No ordinary loss will be recognized on the marking to market of PFIC stock, except to the extent of gains recognized in prior years. Alternatively, a Portfolio may elect to treat any PFIC in which it invests as a “qualified electing fund,” in which case, in lieu of the foregoing tax and interest obligation, the Portfolio will be required to include in its income each year its pro rata share of the qualified electing fund’s annual ordinary earnings and net capital gain, even if they are not distributed to the Portfolio; those amounts would be subject to the distribution requirements applicable to the Portfolio described above. In order to make this election, a Portfolio would be required to obtain certain information from the PFIC, which, in many cases, may be difficult to do.

Income received by a Portfolio from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Income tax treaties between certain countries and the United States may reduce or eliminate such taxes. It is impossible to determine in advance the effective rate of foreign tax to which a Portfolio will be subject, since the amount of the Portfolio assets to be invested in various countries is not known.

The Portfolios that receive dividend income from U.S. sources will annually report certain amounts of their dividends paid as eligible for the dividends-received deduction, and the Portfolios incurring foreign taxes will elect to pass-through allowable foreign tax credits. These reports and elections will benefit the Life Companies, in potentially material amounts, and will not beneficially or adversely affect you or the Portfolios. The benefits to the Life Companies will not be passed to you or the Portfolios.

For the fiscal year ended January 31, 2025, the Portfolios had the following capital loss carry-forwards.

Unlimited Loss Carry-Forward
	ST			LT
SA AB Growth	$	[	]	$	[	]
SA AB Small & Mid Cap Value		[	]		[	]
SA BlackRock Multi-Factor 70/30		[	]		[	]
SA BlackRock VCP Global Multi Asset		[	]		[	]
SA Emerging Markets Equity Index		[	]		[	]
SA Federated Hermes Corporate Bond		[	]		[	]
SA Fidelity Institutional AM® International Growth		[	]		[	]
SA Fidelity Institutional AM® Real Estate		[	]		[	]
SA Fixed Income Index		[	]		[	]
SA Fixed Income Intermediate Index		[	]		[	]
SA Franklin BW U.S. Large Cap Value		[	]		[	]
SA Franklin Small Company Value		[	]		[	]
SA Franklin Systematic U.S. Large Cap Core		[	]		[	]
SA Franklin Systematic U.S. Large Cap Value		[	]		[	]
SA Franklin Tactical Opportunities		[	]		[	]
SA Global Index Allocation 60/40		[	]		[	]
SA Global Index Allocation 75/25		[	]		[	]
SA Global Index Allocation 90/10		[	]		[	]
SA Goldman Sachs Multi-Asset Insights		[	]		[	]
SA Index Allocation 60/40		[	]		[	]
SA Index Allocation 80/20		[	]		[	]
SA Index Allocation 90/10		[	]		[	]
SA International Index		[	]		[	]

Unlimited Loss Carry-Forward
	ST			LT
SA Invesco Growth Opportunities	$	[	]	$	[	]
SA Janus Focused Growth		[	]		[	]
SA JPMorgan Diversified Balanced		[	]		[	]
SA JPMorgan Emerging Markets		[	]		[	]
SA JPMorgan Equity-Income		[	]		[	]
SA JPMorgan Global Equities		[	]		[	]
SA JPMorgan Large Cap Core		[	]		[	]
SA JPMorgan MFS Core Bond		[	]		[	]
SA JPMorgan Mid-Cap Growth		[	]		[	]
SA JPMorgan Ultra-Short Bond		[	]		[	]
SA Large Cap Growth Index		[	]		[	]
SA Large Cap Index		[	]		[	]
SA Large Cap Value Index		[	]		[	]
SA MFS Large Cap Growth Portfolio		[	]		[	]
SA MFS Massachusetts Investors Trust		[	]		[	]
SA MFS Total Return		[	]		[	]
SA Mid Cap Index		[	]		[	]
SA Morgan Stanley International Equities		[	]		[	]
SA PIMCO Global Bond Opportunities		[	]		[	]
SA PIMCO RAE International Value		[	]		[	]
SA PIMCO VCP Tactical Balanced		[	]		[	]
SA PineBridge High-Yield Bond		[	]		[	]
SA Putnam International Value Portfolio		[	]		[	]
SA Schroders VCP Global Allocation		[	]		[	]
SA Small Cap Index		[	]		[	]
SA T. Rowe Price Allocation Moderately Aggressive		[	]		[	]
SA T. Rowe Price VCP Balanced		[	]		[	]
SA VCP Dynamic Allocation		[	]		[	]
SA VCP Dynamic Strategy		[	]		[	]
SA VCP Index Allocation		[	]		[	]

PORTFOLIO TURNOVER

A Portfolio may purchase and sell securities whenever necessary to seek to accomplish its investment objective. Portfolio turnover generally involves some expense to a Portfolio and its shareholders, including brokerage commissions and other transaction costs on the purchase and sale of securities and reinvestment in other securities. The SA VCP Dynamic Allocation Portfolio and SA VCP Dynamic Strategy Portfolio, which operate as funds-of-funds, do not pay transaction costs when they buy and sell shares of Underlying Portfolios, but these Portfolios do pay transaction costs when they buy and sell the financial instruments held in the Overlay Component of the Portfolios. A Portfolio’s turnover rate would equal 100% if each security in the Portfolio was replaced once per year.

SHARES OF THE TRUST

The Trust is organized as a Massachusetts business trust. A Massachusetts business trust is a voluntary association with transferable shares that is established under and governed by its declaration of trust. Each of the Portfolios offers Class 1, Class 2 and/or Class 3 shares.

Some of the more significant provisions of the Trust’s Declaration are described below. The descriptions of these provisions are qualified in their entirety by reference to the Declaration, which is incorporated herein by reference to this registration statement.

Shareholder Voting

The Declaration provides for shareholder voting as required by the 1940 Act or other applicable laws but otherwise permits, consistent with Massachusetts law, actions by the Trustees without seeking the consent of shareholders. The Trustees may, without shareholder approval, amend the Declaration or authorize the merger or consolidation of the Trust into another trust or entity, reorganize the Trust or any Portfolio or class into another trust or entity or a series or class of another entity, sell all or substantially all of the assets of the Trust or any Portfolio or class to another entity, or a series or class of another entity, or terminate the Trust or any Portfolio or class. These provisions would permit a Portfolio to pursue its investment program through one or more subsidiary vehicles or to operate in a master-feeder or fund-of-funds structure.

The Trust is not required to hold an annual meeting of shareholders, but the Trust will call special meetings of shareholders whenever required by the 1940 Act or by the terms of the Declaration. The Trust’s By-laws provide that a shareholder meeting will be called upon the written request of the shareholders holding shares representing, in the aggregate, not less than one-third of the outstanding shares, subject to certain conditions, including the payment of certain expenses.

All shareholders of record of all Portfolios and classes of the Trust vote together, except where required by the 1940 Act to vote separately by Portfolio or by class, or when the Trustees have determined that a matter affects only the interests of one or more Portfolios or classes of shares.

Election and Removal of Trustees

The Declaration provides that the Trustees may establish the number of Trustees, and that vacancies on the Board may be filled by the remaining Trustees, except when election of Trustees by the shareholders is required under the 1940 Act. Trustees are then elected by a plurality of votes cast by shareholders at a meeting at which a quorum is present. The Declaration also provides that a mandatory retirement age may be set by action of the Trustees and that Trustees may be removed, with or without cause, by a vote of shareholders holding two-thirds of the voting power of the Trust, or by a vote of two-thirds of the remaining Trustees. The provisions of the Declaration relating to the election and removal of Trustees may not be amended without the approval of two-thirds of the Trustees then in office.

Amendments to the Declaration

The Trustees are authorized to amend the Declaration without the vote of shareholders, but no amendment may be made that impairs the exemption from personal liability granted in the Declaration to persons who are or have been shareholders, Trustees, officers or employees of the Trust or that limits the rights to indemnification, advancement of expenses or insurance provided in the Declaration with respect to actions or omissions of persons entitled to indemnification, advancement of expenses or insurance under the Declaration prior to the amendment.

Issuance and Redemption of Shares

The Trust may issue an unlimited number of shares for such consideration and on such terms as the Trustees may determine. Shareholders are not entitled to any appraisal rights with respect to their shares, and except as the Trustees may determine, are not entitled to preemptive, conversion, exchange or similar rights. The Trust may involuntarily redeem a shareholder’s shares upon certain conditions as may be determined by the Trustees, including, for example, if the shareholder fails to provide the Trust with identification required by law, or if the Trust is unable to verify the information received from the shareholder. Additionally, as discussed below, shares may be redeemed in connection with the closing of small accounts.

Disclosure of Shareholder Holdings

The Declaration specifically requires shareholders, upon demand, to disclose to the Trust information with respect to the direct and indirect ownership of shares in order to comply with various laws or regulations, and the Trust may disclose such ownership if required by law or regulation, or as the Trustees otherwise decide.

Small Accounts

The Declaration provides that the Trust may close out a shareholder’s account by redeeming all of the shares in the account if the account falls below a minimum account size (which may vary by class) that may be set by the Trustees from time to time. Alternately, the Declaration permits the Trust to assess a fee for small accounts (which may vary by class) and redeem shares in the account to cover such fees, or convert the shares into another share class that is geared to smaller accounts.

Portfolios and Classes

The Declaration provides that the Trustees may establish Portfolios and classes in addition to those currently established and to determine the rights and preferences, limitations and restrictions, including qualifications for ownership, conversion and exchange features, minimum purchase and account size, expenses and charges, and other features of the Portfolios and classes. The Trustees may change any of those features, terminate any Portfolio or class, combine Portfolios with other Portfolios in the Trust, combine one or more classes of a Portfolio with another class in that Portfolio or convert the shares of one class into shares of another class.

Each share of a Portfolio, as a series of the Trust, represents an interest in the Portfolio only and not in the assets of any other series of the Trust.

Shareholder, Trustee and Officer Liability

Under Massachusetts law, shareholders of the Trust could, under certain circumstances, be held personally liable for the Trust’s obligations. The Declaration, however, provides that shareholders are not personally liable for the obligations of the Trust and requires the Trust to indemnify a shareholder against any loss or expense arising from any such liability. The Trust will assume the defense of any claim against a shareholder for personal liability at the request of the shareholder.

The Declaration further provides that a Trustee acting in his or her capacity as a Trustee is not personally liable to any person, other than the Trust or any Portfolio, in connection with the affairs of the Trust or any Portfolio, and that a Trustee, officer or employee is liable to the Trust and any Portfolio only for his or her bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties. The Declaration also provides that Trustees and officers are not liable for errors of judgment or mistakes of fact or law.

The Declaration requires the Trust to indemnify any persons who are or who have been Trustees, officers or employees of the Trust for any liability for actions or failure to act except to the extent prohibited by applicable federal law. The Declaration also provides for the advancement of expenses, subject to certain conditions and undertakings, in connection with any such claims, actions, suits or proceedings (including investigations, regulatory inquiries, proceedings or any other occurrence of a similar nature, whether actual or threatened). In making any determination as to whether any person is entitled to the advancement of expenses or indemnification, such person is entitled to a rebuttable presumption that he or she did not engage in conduct for which indemnification is not available. Any Trustee who serves as chair of the board or of a committee of the board, lead independent Trustee, or audit committee financial expert, or in any other similar capacity, will not be subject to any greater standard of care or liability because of such position. The provisions of the Declaration with respect to indemnification of covered persons do not affect any rights under any contract such persons might have with respect to indemnification by the Trust.

Derivative and Direct Actions

The Declaration provides a detailed process for the bringing of actions by shareholders in order to permit legitimate inquiries and claims while avoiding the time, expense, distraction, and other harm that can be caused to the Trust or its shareholders as a result of spurious shareholder claims, demands, and derivative actions. Prior to bringing an action, a shareholder must first make a demand on the Trustees. The Declaration details information, certifications, undertakings and acknowledgements that must be included in the demand. The Trustees are not required to consider a demand that is not submitted in accordance with the requirements contained in the Declaration. The Declaration also requires that, in order to bring a derivative action, the complaining shareholder must be joined in the action by shareholders owning, at the time of the alleged wrongdoing, at the time of demand, and at the time the action is commenced, shares representing at least 5% of the voting power of the affected Portfolio.

The Trustees have a period of 90 days, which may be extended by an additional 60 days, to consider the demand. If a majority of the Trustees who are considered independent for the purposes of considering the demand determine that a suit should be maintained, then the Trust will commence the suit and the suit will proceed directly and not derivatively. If a majority of the Independent Trustees determine that maintaining the suit would not be in the best interests of the Portfolio, the Trustees are required to reject the demand and the complaining shareholders may not proceed with the derivative action unless the shareholders are able to sustain the burden of proof to a court that the decision of the Trustees not to pursue the requested action was not a good-faith exercise of their business judgment on behalf of the Trust. Trustees are not considered to have a personal financial interest in an action by virtue of being compensated for their services as board members of the Trust or of affiliated funds, or by virtue of the amount of their remuneration.

If a demand is rejected, the complaining shareholder will be responsible for the costs and expenses (including attorneys’ fees) incurred by the Trust in connection with the Trust’s consideration of the demand if a court determines that the demand was made without reasonable cause or for an improper purpose. A shareholder may not bring a direct action claiming injury as a shareholder of the Trust, or an affected Portfolio, where the matters alleged (if true) would give rise to a claim by the Trust or by the Trust on behalf of an affected Portfolio, unless the shareholder has suffered an injury distinct from that suffered by the shareholders of the Trust, or the affected Portfolio, generally. If a derivative or direct action is brought in violation of the Declaration, the shareholders bringing the action may be responsible for the Trust’s costs, including attorneys’ fees.

The Declaration further provides that the Trust shall be responsible for payment of attorneys’ fees and legal expenses incurred by a shareholder bringing a derivative or direct action only if required by law, and any attorneys’ fees that the Trust is obligated to pay shall be calculated using reasonable hourly rates.

The Declaration requires that any action commenced by a shareholder be brought in the U.S. District Court for the District of Massachusetts (Boston Division) or, if that is not a proper forum, then such action must be brought in the Business Litigation Session of Suffolk Superior Court in Massachusetts. In addition, trial by jury is waived to the fullest extent permitted by law.

The classes of shares of a given Portfolio are identical in all respects, except that (i) each class may bear differing amounts of certain class-specific expenses; (ii) Class 2 and 3 shares are subject to service and distribution fees while Class 1 shares are subject to distribution fees; (iii) Class 2 and 3 shares have voting rights on matters that pertain to the Rule 12b-1 Plan adopted with respect to Class 2 and 3 shares; and (iv) Class 1 shares have voting rights on matters that pertain to the Rule 12b-1 plan adopted with respect to Class 1 shares.

Shares of the Trust are owned through the Life Companies’ separate accounts, through SDAP and SDSP of the Trust, and through the Seasons Managed Allocation Portfolios of the Seasons Series Trust and the Trust’s Allocation Portfolios for which SunAmerica serves as investment adviser and that are managed as “funds of funds.” As of [   ], 2025, the ownership of the Portfolios’ shares is as follows:

	AGL		Allocation Portfolios		Nassau		SA Global Index Allocation		Seasons Managed Allocation Portfolios		SA VCP Index Allocation Portfolio		SA VCP Dynamic Allocation Portfolio		SA VCP Dynamic Strategy Portfolio		USL		VALIC
SA AB Growth Portfolio (Class 1)	[	]%	[	]%	[	]%	[	]%	[	]%	[	]%	[	]%	[	]%	[	]%	[	]%
SA AB Growth Portfolio (Class 2)	[	]%	[	]%	[	]%	[	]%	[	]%	[	]%	[	]%	[	]%	[	]%	[	]%
SA AB Growth Portfolio (Class 3)	[	]%	[	]%	[	]%	[	]%	[	]%	[	]%	[	]%	[	]%	[	]%	[	]%
SA AB Small & Mid Cap Value Portfolio (Class 1)	[	]%	[	]%	[	]%	[	]%	[	]%	[	]%	[	]%	[	]%	[	]%	[	]%
SA AB Small & Mid Cap Value Portfolio (Class 2)	[	]%	[	]%	[	]%	[	]%	[	]%	[	]%	[	]%	[	]%	[	]%	[	]%
SA AB Small & Mid Cap Value Portfolio (Class 3)	[	]%	[	]%	[	]%	[	]%	[	]%	[	]%	[	]%	[	]%	[	]%	[	]%
SA BlackRock Multi-Factor 70/30 Portfolio (Class 1)	[	]%	[	]%	[	]%	[	]%	[	]%	[	]%	[	]%	[	]%	[	]%	[	]%
SA BlackRock Multi-Factor 70/30 Portfolio (Class 3)	[	]%	[	]%	[	]%	[	]%	[	]%	[	]%	[	]%	[	]%	[	]%	[	]%
SA BlackRock VCP Global Multi Asset Portfolio (Class 1)	[	]%	[	]%	[	]%	[	]%	[	]%	[	]%	[	]%	[	]%	[	]%	[	]%
SA BlackRock VCP Global Multi Asset Portfolio (Class 3)	[	]%	[	]%	[	]%	[	]%	[	]%	[	]%	[	]%	[	]%	[	]%	[	]%

	AGL	Allocation Portfolios	Nassau	SA Global Index Allocation	Seasons Managed Allocation Portfolios	SA VCP Index Allocation Portfolio	SA VCP Dynamic Allocation Portfolio	SA VCP Dynamic Strategy Portfolio	USL	VALIC
SA Emerging Markets Equity Index Portfolio (Class 1)	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%
SA Emerging Markets Equity Index Portfolio (Class 3)	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%
SA Federated Hermes Corporate Bond Portfolio (Class 1)	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%
SA Federated Hermes Corporate Bond Portfolio (Class 2)	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%
SA Federated Hermes Corporate Bond Portfolio (Class 3)	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%
SA Fidelity Institutional AM® International Growth Portfolio (Class 1)	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%
SA Fidelity Institutional AM® International Growth Portfolio (Class 3)	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%
SA Fidelity Institutional AM® Real Estate Portfolio (Class 1)	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%
SA Fidelity Institutional AM® Real Estate Portfolio (Class 2)	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%
SA Fidelity Institutional AM® Real Estate Portfolio (Class 3)	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%
SA Fixed Income Index Portfolio (Class 1)	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%
SA Fixed Income Index Portfolio (Class 3)	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%
SA Fixed Income Intermediate Index Portfolio (Class 1)	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%
SA Fixed Income Intermediate Index Portfolio (Class 3)	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%
SA Franklin BW U.S. Large Cap Value Portfolio (Class 1)	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%
SA Franklin BW U.S. Large Cap Value Portfolio (Class 2)	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%
SA Franklin BW U.S. Large Cap Value Portfolio (Class 3)	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%
SA Franklin Small Company Value Portfolio (Class 1)	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%
SA Franklin Small Company Value Portfolio (Class 3)	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%
SA Franklin Systematic U.S. Large Cap Core Portfolio (Class 1)	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%
SA Franklin Systematic U.S. Large Cap Core Portfolio (Class 3)	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%
SA Franklin Systematic U.S. Large Cap Value Portfolio (Class 1)	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%
SA Franklin Systematic U.S. Large Cap Value Portfolio (Class 2)	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%
SA Franklin Systematic U.S. Large Cap Value Portfolio (Class 3)	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%
SA Franklin Tactical Opportunities Portfolio (Class 1)	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%
SA Franklin Tactical Opportunities Portfolio (Class 3)	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%
SA Global Index Allocation 60/40 Portfolio (Class 1)	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%
SA Global Index Allocation 60/40 Portfolio (Class 3)	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%

	AGL	Allocation Portfolios	Nassau	SA Global Index Allocation	Seasons Managed Allocation Portfolios	SA VCP Index Allocation Portfolio	SA VCP Dynamic Allocation Portfolio	SA VCP Dynamic Strategy Portfolio	USL	VALIC
SA Global Index Allocation 75/25 Portfolio (Class 1)	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%
SA Global Index Allocation 75/25 Portfolio (Class 3)	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%
SA Global Index Allocation 90/10 Portfolio (Class 1)	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%
SA Global Index Allocation 90/10 Portfolio (Class 3)	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%
SA Goldman Sachs Multi-Asset Insights Portfolio (Class 1)	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%
SA Goldman Sachs Multi-Asset Insights Portfolio (Class 3)	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%
SA Index Allocation 60/40 Portfolio (Class 1)	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%
SA Index Allocation 60/40 Portfolio (Class 3)	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%
SA Index Allocation 80/20 Portfolio (Class 1)	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%
SA Index Allocation 80/20 Portfolio (Class 3)	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%
SA Index Allocation 90/10 Portfolio (Class 1)	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%
SA Index Allocation 90/10 Portfolio (Class 3)	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%
SA International Index Portfolio (Class 1)	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%
SA International Index Portfolio (Class 3)	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%
SA Invesco Growth Opportunities Portfolio (Class 1)	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%
SA Invesco Growth Opportunities Portfolio (Class 2)	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%
SA Invesco Growth Opportunities Portfolio (Class 3)	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%
SA Janus Focused Growth Portfolio (Class 1)	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%
SA Janus Focused Growth Portfolio (Class 2)	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%
SA Janus Focused Growth Portfolio (Class 3)	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%
SA JPMorgan Diversified Balanced Portfolio (Class 1)	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%
SA JPMorgan Diversified Balanced Portfolio (Class 2)	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%
SA JPMorgan Diversified Balanced Portfolio (Class 3)	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%
SA JPMorgan Emerging Markets Portfolio (Class 1)	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%
SA JPMorgan Emerging Markets Portfolio (Class 2)	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%
SA JPMorgan Emerging Markets Portfolio (Class 3)	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%
SA JPMorgan Equity-Income Portfolio (Class 1)	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%
SA JPMorgan Equity-Income Portfolio (Class 2)	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%

	AGL	Allocation Portfolios	Nassau	SA Global Index Allocation	Seasons Managed Allocation Portfolios	SA VCP Index Allocation Portfolio	SA VCP Dynamic Allocation Portfolio	SA VCP Dynamic Strategy Portfolio	USL	VALIC
SA JPMorgan Equity-Income Portfolio (Class 3)	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%
SA JPMorgan Global Equities Portfolio (Class 1)	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%
SA JPMorgan Global Equities Portfolio (Class 2)	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%
SA JPMorgan Global Equities Portfolio (Class 3)	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%
SA JPMorgan Large Cap Core Portfolio (Class 1)	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%
SA JPMorgan Large Cap Core Portfolio (Class 2)	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%
SA JPMorgan Large Cap Core Portfolio (Class 3)	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%
SA JPMorgan MFS Core Bond Portfolio (Class 1)	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%
SA JPMorgan MFS Core Bond Portfolio (Class 2)	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%
SA JPMorgan MFS Core Bond Portfolio (Class 3)	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%
SA JPMorgan Mid-Cap Growth Portfolio (Class 1)	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%
SA JPMorgan Mid-Cap Growth Portfolio (Class 2)	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%
SA JPMorgan Mid-Cap Growth Portfolio (Class 3)	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%
SA JPMorgan Ultra-Short Bond Portfolio (Class 1)	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%
SA JPMorgan Ultra-Short Bond Portfolio (Class 2)	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%
SA JPMorgan Ultra-Short Bond Portfolio (formerly, SA DFA Ultra Short Bond Portfolio) (Class 3)	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%
SA Large Cap Growth Index Portfolio (Class 1)	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%
SA Large Cap Growth Index Portfolio (Class 3)	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%
SA Large Cap Index Portfolio (Class 1)	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%
SA Large Cap Index Portfolio (Class 3)	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%
SA Large Cap Value Index Portfolio (Class 1)	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%
SA Large Cap Value Index Portfolio (Class 3)	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%
SA MFS Large Cap Growth Portfolio (formerly, SA MFS Blue Chip Growth Portfolio) (Class 1)	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%
SA MFS Large Cap Growth Portfolio (formerly, SA MFS Blue Chip Growth Portfolio) (Class 2)	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%
SA MFS Large Cap Growth Portfolio (formerly, SA MFS Blue Chip Growth Portfolio) (Class 3)	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%
SA MFS Massachusetts Investors Trust Portfolio (Class 1)	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%

	AGL	Allocation Portfolios	Nassau	SA Global Index Allocation	Seasons Managed Allocation Portfolios	SA VCP Index Allocation Portfolio	SA VCP Dynamic Allocation Portfolio	SA VCP Dynamic Strategy Portfolio	USL	VALIC
SA MFS Massachusetts Investors Trust Portfolio (Class 2)	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%
SA MFS Massachusetts Investors Trust Portfolio (Class 3)	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%
SA MFS Total Return Portfolio (Class 1)	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%
SA MFS Total Return Portfolio (Class 2)	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%
SA MFS Total Return Portfolio (Class 3)	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%
SA Mid Cap Index Portfolio (Class 1)	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%
SA Mid Cap Index Portfolio (Class 3)	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%
SA Morgan Stanley International Equities Portfolio (Class 1)	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%
SA Morgan Stanley International Equities Portfolio (Class 2)	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%
SA Morgan Stanley International Equities Portfolio (Class 3)	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%
SA PIMCO Global Bond Opportunities Portfolio (Class 1)	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%
SA PIMCO Global Bond Opportunities Portfolio (Class 2)	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%
SA PIMCO Global Bond Opportunities Portfolio (Class 3)	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%
SA PIMCO RAE International Value Portfolio (Class 1)	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%
SA PIMCO RAE International Value Portfolio (Class 2)	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%
SA PIMCO RAE International Value Portfolio (Class 3)	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%
SA PIMCO VCP Tactical Balanced Portfolio (Class 1)	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%
SA PIMCO VCP Tactical Balanced Portfolio (Class 3)	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%
SA PineBridge High-Yield Bond Portfolio (Class 1)	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%
SA PineBridge High-Yield Bond Portfolio (Class 2)	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%
SA PineBridge High-Yield Bond Portfolio (Class 3)	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%
SA Putnam International Value Portfolio (formerly, SA Putnam International Growth and Income Portfolio) (Class 1)	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%
SA Putnam International Value Portfolio (formerly, SA Putnam International Growth and Income Portfolio) (Class 2)	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%
SA Putnam International Value Portfolio (formerly, SA Putnam International Growth and Income Portfolio) (Class 3)	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%
SA Schroders VCP Global Allocation Portfolio (Class 1)	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%
SA Schroders VCP Global Allocation Portfolio (Class 3)	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%
SA Small Cap Index Portfolio (Class 1)	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%
SA Small Cap Index Portfolio (Class 3)	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%
SA T. Rowe Price Allocation Moderately Aggressive Portfolio (formerly, SA T. Rowe Price Asset Allocation Growth Portfolio) (Class 1)	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%

	AGL	Allocation Portfolios	Nassau	SA Global Index Allocation	Seasons Managed Allocation Portfolios	SA VCP Index Allocation Portfolio	SA VCP Dynamic Allocation Portfolio	SA VCP Dynamic Strategy Portfolio	USL	VALIC
SA T. Rowe Price Allocation Moderately Aggressive Portfolio (formerly, SA T. Rowe Price Asset Allocation Growth Portfolio) (Class 3)	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%
SA T. Rowe Price VCP Balanced Portfolio (Class 1)	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%
SA T. Rowe Price VCP Balanced Portfolio (Class 3)	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%
SA VCP Dynamic Allocation Portfolio (Class 1)	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%
SA VCP Dynamic Allocation Portfolio (Class 3)	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%
SA VCP Dynamic Strategy Portfolio (Class 1)	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%
SA VCP Dynamic Strategy Portfolio (Class 3)	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%
SA VCP Index Allocation Portfolio (Class 1)	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%
SA VCP Index Allocation Portfolio (Class 3)	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%

AGL’s address is 2727-A Allen Parkway, Houston, Texas 77019. Nassau’s address is 1 American Row, P.O. Box 5056, Hartford, Connecticut 06102-5056. USL’s address is One World Financial Center, 200 Liberty Street, New York, New York 10281. VALIC’s address is 2919 Allen Parkway, 8th Floor, Houston, Texas 77019. The Allocation Portfolios, each a series of the Trust, consist of SA Global Index Allocation 60/40 Portfolio, SA Global Index Allocation 75/25 Portfolio, SA Global Index Allocation 90/10 Portfolio, SA Index Allocation 60/40 Portfolio, SA Index Allocation 80/20 Portfolio, SA Index Allocation 90/10 Portfolio and SA VCP Index Allocation Portfolio and their address is 21650 Oxnard Street, Suite 750, Woodland Hills, California 91367. SDAP and SDSP are each a series of the Trust and their address is 21650 Oxnard Street, Suite 750, Woodland Hills, California 91367. The Seasons Managed Allocation Portfolios, each a series of SST, consist of SA Allocation Balanced Portfolio, SA Allocation Growth Portfolio, SA Allocation Moderate Growth Portfolio and SA Allocation Moderate Portfolio and their address is 21650 Oxnard Street, Suite 750, Woodland Hills, California 91367.

PRICE OF SHARES

Shares of the Trust are currently offered only to the Separate Accounts of the Life Companies and to funds-of-funds. The Trust is open for business on any day the NYSE is open for business. Shares are valued each day as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern Time). Each Portfolio calculates the NAV of each class of its shares separately by dividing the total value of its net assets of each class by the number of such class shares outstanding. The Board has designated SunAmerica as its “valuation designee,” subject to its oversight. SunAmerica utilizes the Portfolios’ policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by a Portfolio, including procedures for the fair valuation securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee that is responsible for, among other things, making certain determinations in connection with a Portfolio’s fair valuation procedures. There is no single standard for making fair value determinations, which may result in prices that vary from those of other portfolios. A description of the pricing procedures that are generally used to value the securities held by the Portfolio are described below.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the NYSE, securities traded primarily on exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, a Portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Portfolio’s shares, and the Portfolio may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Portfolio determines that closing prices do not reflect the fair value of the securities, the valuation designee will adjust the previous closing prices in accordance with the Portfolio’s pricing procedures to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. A Portfolio may also fair value securities in other situations, for example, when a particular foreign market is closed but the Portfolio is open. For foreign equity securities and foreign equity futures contracts, a Portfolio uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Futures contracts traded on national exchanges are valued at the quoted daily settlement price established by the exchange on which they trade as reported by a pricing service approved by the valuation designee. Option contracts traded on national exchanges are valued at the mean of the last bid and ask price reported by a pricing service approved by the valuation designee as of the close of the exchange for which they are traded. Option contracts traded OTC are valued at the mid-valuation provided by a pricing service approved by the valuation designee. Swaptions and other option derivatives (i.e., straddle options) are valued at a mid-valuation provided by a pricing service approved by the valuation designee. Swap contracts traded on national exchanges are valued at the closing price of the exchange on which they are traded or if a closing price of the exchange is not available, the swap will be valued using a mid-valuation provided by a pricing service approved by the valuation designee. Swap contracts traded OTC will be valued at a mid-valuation provided by a Board-approved pricing service. Investments in registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Bonds, debentures, and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a pricing service approved by the valuation designee. The pricing services may use valuation models or matrix pricing, which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option-adjusted spreads models, prepayments projections, interest-rate spreads, and yield curves to determine current value. If a price is unavailable from a pricing service approved by the valuation designee, the securities may be priced at the mean of two independent quotes obtained from brokers.

Senior floating-rate loans are valued at the average of available bids in the market for such loans, as provided by a loan pricing service approved by the valuation designee.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, available from the broadest and most representative market, that may be either a securities exchange or OTC market.

Each business day, the Portfolios’ NAVs are transmitted electronically to insurance companies that use the Portfolios as underlying investment options for Variable Contracts.

PORTFOLIO TRANSACTIONS AND BROKERAGE

As discussed in the Prospectus, the Adviser or a Subadviser is responsible for decisions to buy and sell securities for each respective Portfolio, selection of broker-dealers and negotiation of commission rates. Orders may be directed to any broker-dealer including, to the extent and in the manner permitted by applicable law, an affiliated brokerage subsidiary of SunAmerica.

It is the policy of the Trust, in effecting transactions in portfolio securities, to seek the best execution at the most favorable prices. The determination of what may constitute best execution involves a number of considerations, including, without limitation: the economic result to the Portfolio (involving both price paid or received and any commissions and other costs); the value of the expected contribution of the broker through brokerage and research services to the investment performance of the Portfolio and other clients of the Adviser or a Subadviser through client commission benefits, as discussed below; the timeliness and efficiency with which the transaction is effected where a large block is involved; the availability of the broker to stand ready to execute potentially difficult transactions; and the financial strength, reliability, integrity, operational capabilities and stability of the broker. Such considerations are judgmental and are considered in determining the overall reasonableness of brokerage commissions paid. Sales of Portfolio shares are not considered in the selection of a broker to execute transactions in portfolio securities for a Portfolio.

A factor in the selection of brokers is the receipt of research services—analyses and reports concerning markets, issuers, industries, securities, economic factors and trends—and other statistical and factual information. Research services may come in the form of research reports via electronic delivery or print, oral discussions and personal meetings with securities analysts, corporate and industry spokespersons, and access to various computer-generated data. Research and other statistical and factual information provided by brokers is considered to be in addition to and not in lieu of services required to be performed by the Adviser or a Subadviser.

The Adviser or a Subadviser may cause a Portfolio to pay broker-dealers commissions that exceed what other broker-dealers may have charged for executing the same transaction, if in its view the greater commission is reasonable in relation to the value of the brokerage and/or research services provided by the broker-dealer to the Adviser or a Subadviser viewed in terms of either that particular transaction or the overall responsibilities of the Adviser or a Subadviser. No specific value can be determined for research services furnished without cost to the Adviser or a Subadviser by a broker. The Adviser or a Subadviser is of the opinion that because the material must be analyzed and reviewed by its staff, its receipt does not tend to reduce expenses, but may be beneficial in supplementing the Adviser or a Subadviser’s research and analysis. However, to the extent that research services of value are provided by broker- dealers with or through whom the Adviser or a Subadviser places the Portfolio’s portfolio transactions, the Adviser or a Subadviser may be relieved of expenses it might otherwise bear. The Adviser or a Subadviser does not seek to allocate to any particular client account the relative costs or benefits of research services received from a broker-dealer. Rather, the Adviser or a Subadviser believes that any research services received from a broker-dealer are, in the aggregate, of assistance to the Adviser or a Subadviser in fulfilling its overall responsibilities to its clients. Therefore, it may tend to benefit the Portfolios by improving the quality of the Adviser or a Subadvisers’ investment advice. Accordingly, research services furnished by broker-dealers may be used in servicing some or all client accounts and not all services may be used in connection with the Portfolio or account that paid commissions to the broker-dealer providing such services. As discussed below, certain transactions do not generate brokerage commissions and therefore client accounts that trade in such assets, including a Portfolio, may benefit from, or be “cross-subsidized” by, research services received by the Adviser or a Subadviser through accounts that pay brokerage commissions. The investment advisory fees paid by a Portfolio are not reduced because the Adviser or a Subadviser receives such services. When making purchases of underwritten issues with fixed underwriting fees, the Adviser or a Subadviser may designate the use of broker-dealers who have agreed to provide the Adviser or a Subadvisers with certain statistical, research and other information.

Although the objectives of other accounts or investment companies that the Adviser or a Subadviser manages may differ from those of the Portfolio, it is possible that, at times, identical securities will be acceptable for purchase by a Portfolio and one or more other accounts or investment companies that the Adviser or a Subadviser manages. However, the position of each account or company in the securities of the same issuer may vary with the length of time that each account or company may choose to hold its investment in those securities. The timing and amount of purchase by each account and company will also be determined by its cash position. If the purchase or sale of a security is consistent with the investment policies of a Portfolio and one or more of these other accounts or companies is considered at or about the same time, transactions in such securities will be allocated in a manner deemed equitable by the Adviser or a Subadviser. The Adviser or a Subadviser may combine such transactions, in accordance with applicable laws and regulations, where the size of the transaction would enable it to negotiate a better price or reduced commission. However, simultaneous transactions could adversely affect the ability of a Portfolio to obtain or dispose of the full amount of a security that it seeks to purchase or sell, or the price at which such security can be purchased or sold.

Under the European Union’s (the “EU”) Markets in Financial Instruments Directive (“MiFID II”), investment managers in the EU may not use client brokerage commissions to pay for research from brokers. Investment managers in the EU are instead required to either pay for research out of their own profit and loss or agree with clients to have research costs paid by clients through research payment accounts that are funded out of execution commissions or by a specific client research charge, provided that the payments for research are unbundled from the payments for execution. To the extent a Subadviser is located in the EU, it will be subject to the restrictions of MiFID II in connection with its management of a Portfolio.

Certain transactions in portfolio securities may be principal transactions with issuers and dealers at net prices which entail no brokerage commissions, while other transactions such as those on a national securities exchange are on an agency basis. When a Portfolio purchases or sells securities or financial futures on an exchange, it pays a commission to any broker or futures commission merchant executing the transaction. When a Portfolio purchases securities from a market-maker, it pays no commission but the price includes a “spread” or “mark-up” (between the bid and asked price) earned by the market-making dealer on the transaction. In the OTC market, securities are generally traded on a “net” basis with dealers acting as principal for their own accounts without a stated commission (although the price of the security usually includes a profit to the dealer). In underwritten offerings, securities are purchased at a fixed price, which includes an amount of compensation to the underwriter, generally referred to as the underwriter’s concession or discount. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid.

The Adviser or a Subadviser may effect portfolio transactions through an affiliated broker-dealer, if applicable, acting as an agent and not as principal, in accordance with Rule 17e-1 under the 1940 Act and other applicable securities laws.

Commission Recapture Program. Effective December 1, 2004, the Trust implemented a commission recapture program. The Board determined that a commission recapture program is in the best interest of each Portfolio and its shareholders and therefore has conveyed that information to the Subadvisers. A commission recapture program includes those arrangements under which products or services (other than execution of securities transactions) or commissions are recaptured for a client from or through a broker-dealer, in exchange for directing the client’s brokerage transactions to that broker-dealer who commits to returning a portion of its commission to the respective Portfolio. A Portfolio may participate in a commission recapture program, provided the Portfolio Manager(s) can obtain the best price and execution for trades. Thus, a Portfolio may benefit from the products or services or recaptured commissions obtained through the commission recapture program, although there may be other transaction costs, greater spreads, or less favorable net prices on transactions. As long as the trader executing the transaction for a Portfolio indicates that this is a commission recapture transaction, the Portfolio will get a percentage of commissions paid on either domestic trades or international trades credited back to the Portfolio. The brokerage of one Portfolio will not be used to help pay the expenses, or otherwise recaptured for the benefit, of any other Portfolio. SunAmerica will continue to waive its fees or reimburse expenses for any Portfolio for which it has agreed to do so. All expenses paid through the commission recapture program will be over and above such waivers and/or reimbursements, so that SunAmerica will not receive any direct or indirect economic benefit from the commission recapture program.

The following table reflects the commission recapture activity for the fiscal year ended [ ], 2025.

2025
Portfolio	Amount ($)			% of Assets

SA AB Growth	$	[	]	[	]%
SA AB Small & Mid Cap Value		[	]	[	]%
SA BlackRock Multi-Factor 70/30		[	]	[	]%
SA BlackRock VCP Global Multi Asset		[	]	[	]%
SA Emerging Markets Equity Index		[	]	[	]%
SA Federated Hermes Corporate Bond		[	]	[	]%
SA Fidelity Institutional AM® International Growth		[	]	[	]%
SA Fidelity Institutional AM® Real Estate		[	]	[	]%
SA Fixed Income Index		[	]	[	]%
SA Fixed Income Intermediate Index		[	]	[	]%
SA Franklin BW U.S. Large Cap Value		[	]	[	]%
SA Franklin Small Company Value		[	]	[	]%
SA Franklin Systematic U.S. Large Cap Core		[	]	[	]%
SA Franklin Systematic U.S. Large Cap Value		[	]	[	]%
SA Franklin Tactical Opportunities		[	]	[	]%
SA Global Index Allocation 60/40		[	]	[	]%
SA Global Index Allocation 75/25		[	]	[	]%
SA Global Index Allocation 90/10		[	]	[	]%
SA Goldman Sachs Multi-Asset Insights		[	]	[	]%
SA Index Allocation 60/40		[	]	[	]%
SA Index Allocation 80/20		[	]	[	]%
SA Index Allocation 90/10		[	]	[	]%
SA International Index		[	]	[	]%
SA Invesco Growth Opportunities		[	]	[	]%
SA Janus Focused Growth		[	]	[	]%
SA JPMorgan Diversified Balanced		[	]	[	]%
SA JPMorgan Emerging Markets		[	]	[	]%
SA JPMorgan Equity-Income		[	]	[	]%
SA JPMorgan Global Equities		[	]	[	]%
SA JPM Large Cap Core		[	]	[	]%
SA JPMorgan MFS Core Bond		[	]	[	]%
SA JPMorgan Mid-Cap Growth		[	]	[	]%
SA JPMorgan Ultra-Short Bond Portfolio		[	]	[	]%
SA Large Cap Growth Index		[	]	[	]%
SA Large Cap Index		[	]	[	]%
SA Large Cap Value Index		[	]	[	]%
SA MFS Large Cap Growth Portfolio (formerly, SA MFS Blue Chip Growth)		[	]	[	]%

2025
Portfolio	Amount ($)			% of Assets

SA MFS Massachusetts Investors Trust	$	[	]	[	]%
SA MFS Total Return		[	]	[	]%
SA Mid Cap Index		[	]	[	]%
SA Morgan Stanley International Equities		[	]	[	]%
SA PIMCO Global Bond Opportunities		[	]	[	]%
SA PIMCO RAE International Value		[	]	[	]%
SA PIMCO VCP Tactical Balanced		[	]	[	]%
SA PineBridge High-Yield Bond		[	]	[	]%
SA Putnam International Value Portfolio (formerly, SA Putnam International Growth and Income)		[	]	[	]%
SA Schroders VCP Global Allocation		[	]	[	]%
SA Small Cap Index		[	]	[	]%
SA T. Rowe Price Allocation Moderately Aggressive Portfolio (formerly, SA T. Rowe Price Asset Allocation Growth)		[	]	[	]%
SA T. Rowe Price VCP Balanced		[	]	[	]%
SA VCP Dynamic Allocation		[	]	[	]%
SA VCP Dynamic Strategy		[	]	[	]%
SA VCP Index Allocation		[	]	[	]%

Brokerage Commissions

The following tables set forth the brokerage commissions paid by the Portfolios and the amounts of the brokerage commissions paid to affiliated broker-dealers of such Portfolios for the last three fiscal years ended January 31.

2025 Brokerage Commissions

Portfolio	Aggregate Brokerage Commissions			Amount Paid to Affiliated Broker-Dealers			Percentage of Commissions Paid to Affiliated Broker-Dealers		Percentage of Amount of Transactions Involving Payment of Commissions Through Affiliated Broker- Dealers

SA AB Growth	$	[	]	$	[	]	[	]%	[	]%
SA AB Small & Mid Cap Value		[	]		[	]	[	]	[	]
SA BlackRock Multi-Factor 70/30		[	]		[	]	[	]	[	]
SA BlackRock VCP Global Multi Asset*		[	]		[	]	[	]	[	]
SA Emerging Markets Equity Index		[	]		[	]	[	]	[	]
SA Federated Hermes Corporate Bond		[	]		[	]	[	]	[	]
SA Fidelity Institutional AM® International Growth**		[	]		[	]	[	]	[	]
SA Fidelity Institutional AM® Real Estate		[	]		[	]	[	]	[	]
SA Fixed Income Index		[	]		[	]	[	]	[	]
SA Fixed Income Intermediate Index		[	]		[	]	[	]	[	]
SA Franklin BW U.S. Large Cap Value		[	]		[	]	[	]	[	]
SA Franklin Small Company Value		[	]		[	]	[	]	[	]
SA Franklin Systematic U.S. Large Cap Core		[	]		[	]	[	]	[	]
SA Franklin Systematic U.S. Large Cap Value		[	]		[	]	[	]	[	]
SA Franklin Tactical Opportunities		[	]		[	]	[	]	[	]
SA Global Index Allocation 60/40		[	]		[	]	[	]	[	]
SA Global Index Allocation 75/25		[	]		[	]	[	]	[	]
SA Global Index Allocation 90/10		[	]		[	]	[	]	[	]
SA Goldman Sachs Multi-Asset Insights		[	]		[	]	[	]	[	]
SA Index Allocation 60/40		[	]		[	]	[	]	[	]
SA Index Allocation 80/20		[	]		[	]	[	]	[	]
SA Index Allocation 90/10		[	]		[	]	[	]	[	]
SA International Index		[	]		[	]	[	]	[	]
SA Invesco Growth Opportunities		[	]		[	]	[	]	[	]
SA Janus Focused Growth		[	]		[	]	[	]	[	]
SA JPMorgan Diversified Balanced		[	]		[	]	[	]	[	]
SA JPMorgan Emerging Markets		[	]		[	]	[	]	[	]
SA JPMorgan Equity-Income		[	]		[	]	[	]	[	]
SA JPMorgan Global Equities		[	]		[	]	[	]	[	]
SA JPMorgan Large Cap Core		[	]		[	]	[	]	[	]
SA JPMorgan MFS Core Bond		[	]		[	]	[	]	[	]
SA JPMorgan Mid-Cap Growth		[	]		[	]	[	]	[	]
SA JPMorgan Ultra-Short Bond		[	]		[	]	[	]	[	]

Portfolio	Aggregate Brokerage Commissions			Amount Paid to Affiliated Broker-Dealers			Percentage of Commissions Paid to Affiliated Broker-Dealers		Percentage of Amount of Transactions Involving Payment of Commissions Through Affiliated Broker- Dealers

SA Large Cap Growth Index	$	[	]	$	[	]	[	]%	[	]%
SA Large Cap Index		[	]		[	]	[	]	[	]
SA Large Cap Value Index		[	]		[	]	[	]	[	]
SA MFS Large Cap Growth Portfolio (formerly, SA MFS Blue Chip Growth)		[	]		[	]	[	]	[	]
SA MFS Massachusetts Investors Trust		[	]		[	]	[	]	[	]
SA MFS Total Return		[	]		[	]	[	]	[	]
SA Mid Cap Index		[	]		[	]	[	]	[	]
SA Morgan Stanley International Equities		[	]		[	]	[	]	[	]
SA PIMCO Global Bond Opportunities		[	]		[	]	[	]	[	]
SA PIMCO RAE International Value		[	]		[	]	[	]	[	]
SA PIMCO VCP Tactical Balanced		[	]		[	]	[	]	[	]
SA PineBridge High-Yield Bond		[	]		[	]	[	]	[	]
SA Putnam International Value Portfolio (formerly, SA Putnam International Growth and Income)		[	]		[	]	[	]	[	]
SA Schroders VCP Global Allocation		[	]		[	]	[	]	[	]
SA Small Cap Index		[	]		[	]	[	]	[	]
SA T. Rowe Price Allocation Moderately Aggressive Portfolio (formerly, SA T. Rowe Price Asset Allocation Growth)		[	]		[	]	[	]	[	]
SA T. Rowe Price VCP Balanced		[	]		[	]	[	]	[	]
SA VCP Dynamic Allocation		[	]		[	]	[	]	[	]
SA VCP Dynamic Strategy		[	]		[	]	[	]	[	]
SA VCP Index Allocation		[	]		[	]	[	]	[	]

2024 Brokerage Commissions

Portfolio	Aggregate Brokerage Commissions	Amount Paid to Affiliated Broker-Dealers	Percentage of Commissions Paid to Affiliated Broker-Dealers	Percentage of Amount of Transactions Involving Payment of Commissions Through Affiliated Broker- Dealers

SA AB Growth	$98,404	—	—	—
SA AB Small & Mid Cap Value	201,651	—	—	—
SA BlackRock Multi-Factor 70/30	13,008
SA BlackRock VCP Global Multi Asset*	98,367	—	—	—
SA Emerging Markets Equity Index	5,723	—	—	—
SA Federated Hermes Corporate Bond	129	—	—	—
SA Fidelity Institutional AM® International Growth**	256,374	1,493	0.58%	6.07%
SA Fidelity Institutional AM® Real Estate	89,266	$17,661	19.78%	23.55%
SA Fixed Income Index	—	—	—	—
SA Fixed Income Intermediate Index	—	—	—	—
SA Franklin BW U.S. Large Cap Value	328,716	—	—	—
SA Franklin Small Company Value	211,467	—	—	—
SA Franklin Systematic U.S. Large Cap Core	46,382	—	—	—
SA Franklin Systematic U.S. Large Cap Value	211,268	—	—	—
SA Franklin Tactical Opportunities	14,907	—	—	—
SA Global Index Allocation 60/40	—	—	—	—
SA Global Index Allocation 75/25	—	—	—	—
SA Global Index Allocation 90/10	—	—	—	—
SA Goldman Sachs Multi-Asset Insights	8,871	—	—	—
SA Index Allocation 60/40	—	—	—	—
SA Index Allocation 80/20	—	—	—	—
SA Index Allocation 90/10	—	—	—	—

Portfolio	Aggregate Brokerage Commissions	Amount Paid to Affiliated Broker-Dealers	Percentage of Commissions Paid to Affiliated Broker-Dealers	Percentage of Amount of Transactions Involving Payment of Commissions Through Affiliated Broker- Dealers

SA International Index	$16,763	—	—	—
SA Invesco Growth Opportunities	190,034	—	—	—
SA Janus Focused Growth	87,829	—	—	—
SA JPMorgan Diversified Balanced	69,125	—	—	—
SA JPMorgan Emerging Markets	141,165	—	—	—
SA JPMorgan Equity-Income	83,356	—	—	—
SA JPMorgan Global Equities	61,465	—	—	—
SA JPMorgan Large Cap Core	152,676	—	—	—
SA JPMorgan MFS Core Bond	—	—	—	—
SA JPMorgan Mid-Cap Growth	137,910	—	—	—
SA JPMorgan Ultra-Short Bond	—	—	—	—
SA Large Cap Growth Index	45,769	—	—	—
SA Large Cap Index	31,031	—	—	—
SA Large Cap Value Index	37,182	—	—	—
SA MFS Large Cap Growth Portfolio (formerly, SA MFS Blue Chip Growth)	46,360	—	—	—
SA MFS Massachusetts Investors Trust	70,017	—	—	—
SA MFS Total Return	22,504	—	—	—
SA Mid Cap Index	25,517	—	—	—
SA Morgan Stanley International Equities	70,644	—	—	—
SA PIMCO Global Bond Opportunities	—	—	—	—
SA PIMCO RAE International Value	56,770	—	—	—
SA PIMCO VCP Tactical Balanced	81	—	—	—
SA PineBridge High-Yield Bond	—	—	—	—
SA Putnam International Value Portfolio (formerly, SA Putnam International Growth and Income)	150,722	—	—	—
SA Schroders VCP Global Allocation	28,505	—	—	—
SA Small Cap Index	48,519	—	—	—
SA T. Rowe Price Allocation Moderately Aggressive Portfolio (formerly, SA T. Rowe Price Asset Allocation Growth)	67,322	—	—	—
SA T. Rowe Price VCP Balanced	218,938	—	—	—
SA VCP Dynamic Allocation	—	—	—	—
SA VCP Dynamic Strategy	—	—	—	—
SA VCP Index Allocation	—	—	—	—

*	Commissions decreased as a result of reduced discretionary trading.
**

Brokerage commissions reflect implementation of the strategy. If a holding appreciates, the position will be trimmed, and if the holding depreciates, the position will be increased. The market in 2022 experienced above average volatility, and this was reflected in commissions.

2023 Brokerage Commissions

Portfolio	Aggregate Brokerage Commissions	Amount Paid to Affiliated Broker-Dealers	Percentage of Commissions Paid to Affiliated Broker-Dealers	Percentage of Amount of Transactions Involving Payment of Commissions Through Affiliated Broker- Dealers

SA AB Growth	$91,265	—	—	—
SA AB Small & Mid Cap Value	167,848	—	—	—
SA BlackRock Multi-Factor 70/30	12,207
SA BlackRock VCP Global Multi Asset*	78,257	—	—	—
SA Emerging Markets Equity Index	7,198	—	—	—
SA Federated Hermes Corporate Bond	249	—	—	—
SA Fidelity Institutional AM® International Growth**	376,482	3,022	0.80%	8.29%
SA Fidelity Institutional AM® Real Estate	126,402	$18,932	14.98%	19.29%
SA Fixed Income Index	—	—	—	—
SA Fixed Income Intermediate Index	—	—	—	—
SA Franklin BW U.S. Large Cap Value	367,005	—	—	—
SA Franklin Small Company Value	184,788	—	—	—
SA Franklin Systematic U.S. Large Cap Core	37,350	—	—	—
SA Franklin Systematic U.S. Large Cap Value	129,537	—	—	—
SA Franklin Tactical Opportunities	14,582	—	—	—
SA Global Index Allocation 60/40	—	—	—	—
SA Global Index Allocation 75/25	—	—	—	—
SA Global Index Allocation 90/10	—	—	—	—
SA Goldman Sachs Multi-Asset Insights	7,978	—	—	—
SA Index Allocation 60/40	—	—	—	—
SA Index Allocation 80/20	—	—	—	—
SA Index Allocation 90/10	—	—	—	—
SA International Index	40,962	—	—	—
SA Invesco Growth Opportunities	150,664	—	—	—
SA Janus Focused Growth	44,103	—	—	—
SA JPMorgan Diversified Balanced	83,133	—	—	—
SA JPMorgan Emerging Markets	151,471	—	—	—
SA JPMorgan Equity-Income	67,708	—	—	—
SA JPMorgan Global Equities	46,234	—	—	—
SA JPMorgan Large Cap Core	145,681	—	—	—
SA JPMorgan MFS Core Bond	—	—	—	—
SA JPMorgan Mid-Cap Growth	118,436	—	—	—
SA JPMorgan Ultra-Short Bond	—	—	—	—
SA Large Cap Growth Index	24,371	—	—	—
SA Large Cap Index	27,817	—	—	—
SA Large Cap Value Index	27,198	—	—	—
SA MFS Large Cap Growth Portfolio (formerly, SA MFS Blue Chip Growth)	61,789	—	—	—
SA MFS Massachusetts Investors Trust	30,858	—	—	—
SA MFS Total Return	15,163	—	—	—
SA Mid Cap Index	16,052	—	—	—
SA Morgan Stanley International Equities	93,074	—	—	—
SA PIMCO Global Bond Opportunities	—	—	—	—
SA PIMCO RAE International Value	175,288	—	—	—
SA PIMCO VCP Tactical Balanced	419	—	—	—
SA PineBridge High-Yield Bond	—	—	—	—
SA Putnam International Value Portfolio (formerly, SA Putnam International Growth and Income)	109,497	—	—	—
SA Schroders VCP Global Allocation	37,477	—	—	—
SA Small Cap Index	85,356	—	—	—
SA T. Rowe Price Allocation Moderately Aggressive Portfolio (formerly, SA T. Rowe Price Asset Allocation Growth)	96,539	—	—	—
SA T. Rowe Price VCP Balanced	225,334	—	—	—

Portfolio	Aggregate Brokerage Commissions	Amount Paid to Affiliated Broker-Dealers	Percentage of Commissions Paid to Affiliated Broker-Dealers	Percentage of Amount of Transactions Involving Payment of Commissions Through Affiliated Broker- Dealers

SA VCP Dynamic Allocation	—	—	—	—
SA VCP Dynamic Strategy	—	—	—	—
SA VCP Index Allocation	—	—	—	—

*	Commissions decreased as a result of reduced discretionary trading.
**

Brokerage commissions reflect implementation of the strategy. If a holding appreciates, the position will be trimmed, and if the holding depreciates, the position will be increased. The market in 2022 experienced above average volatility, and this was reflected in commissions.

In addition, for the fiscal year ended January 31, 2025, the Portfolios directed the following amounts of portfolio securities transactions, and commissions paid thereon, to broker-dealers which provided research services to the Portfolios’ Subadvisers:

Portfolio	Gross Dollar Value of Purchase/Sales Directed to Research Providers			Dollar Amount of Commissions Directed to Research Providers

SA AB Growth Portfolio	$	[	]	$	[	]
SA AB Small & Mid Cap Value Portfolio		[	]		[	]
SA BlackRock Multi-Factor 70/30 Portfolio		[	]		[	]
SA BlackRock VCP Global Multi Asset Portfolio		[	]		[	]
SA Emerging Markets Equity Index Portfolio		[	]		[	]
SA Federated Hermes Corporate Bond Portfolio		[	]		[	]
SA Fidelity Institutional AM® International Growth Portfolio		[	]		[	]
SA Fidelity Institutional AM® Real Estate Portfolio		[	]		[	]
SA Fixed Income Index Portfolio		[	]		[	]
SA Fixed Income Intermediate Index Portfolio		[	]		[	]
SA Franklin BW U.S. Large Cap Value Portfolio		[	]		[	]
SA Franklin Small Company Value Portfolio		[	]		[	]
SA Franklin Systematic U.S. Large Cap Core Portfolio		[	]		[	]
SA Franklin Systematic U.S. Large Cap Value Portfolio		[	]		[	]
SA Franklin Tactical Opportunities Portfolio		[	]		[	]
SA Global Index Allocation 60/40 Portfolio		[	]		[	]
SA Global Index Allocation 75/25 Portfolio		[	]		[	]
SA Global Index Allocation 90/10 Portfolio		[	]		[	]
SA Goldman Sachs Multi-Asset Insights Portfolio		[	]		[	]
SA Index Allocation 60/40 Portfolio		[	]		[	]
SA Index Allocation 80/20 Portfolio		[	]		[	]
SA Index Allocation 90/10 Portfolio		[	]		[	]
SA International Index Portfolio		[	]		[	]
SA Invesco Growth Opportunities Portfolio		[	]		[	]
SA Janus Focused Growth Portfolio		[	]		[	]
SA JPMorgan Diversified Balanced Portfolio		[	]		[	]
SA JPMorgan Emerging Markets Portfolio		[	]		[	]
SA JPMorgan Equity-Income Portfolio		[	]		[	]
SA JPMorgan Global Equities Portfolio		[	]		[	]
SA JPMorgan Large Cap Core Portfolio		[	]		[	]
SA JPMorgan MFS Core Bond Portfolio		[	]		[	]

Portfolio	Gross Dollar Value of Purchase/Sales Directed to Research Providers			Dollar Amount of Commissions Directed to Research Providers

SA JPMorgan Mid-Cap Growth Portfolio	$	[	]	$	[	]
SA JPMorgan Ultra-Short Bond Portfolio		[	]		[	]
SA Large Cap Growth Index Portfolio		[	]		[	]
SA Large Cap Index Portfolio		[	]		[	]
SA Large Cap Value Index Portfolio		[	]		[	]
SA MFS Large Cap Growth Portfolio (formerly, SA MFS Blue Chip Growth Portfolio)		[	]		[	]
SA MFS Massachusetts Investors Trust Portfolio		[	]		[	]
SA MFS Total Return Portfolio		[	]		[	]
SA Mid Cap Index Portfolio		[	]		[	]
SA Morgan Stanley International Equities Portfolio		[	]		[	]
SA PIMCO Global Bond Opportunities Portfolio		[	]		[	]
SA PIMCO RAE International Value Portfolio		[	]		[	]
SA PIMCO VCP Tactical Balanced Portfolio		[	]		[	]
SA PineBridge High-Yield Bond Portfolio[]					[	]
SA Putnam International Value Portfolio (formerly, SA Putnam International Growth and Income Portfolio)		[	]		[	]
SA Schroders VCP Global Allocation Portfolio		[	]		[	]
SA Small Cap Index Portfolio		[	]		[	]
SA T. Rowe Price Allocation Moderately Aggressive Portfolio (formerly, SA T. Rowe Price Asset Allocation Growth Portfolio)		[	]		[	]
SA T. Rowe Price VCP Balanced Portfolio		[	]		[	]
SA VCP Dynamic Allocation Portfolio		[	]		[	]
SA VCP Dynamic Strategy Portfolio		[	]		[	]
SA VCP Index Allocation Portfolio		[	]		[	]

The policy of the Trust with respect to brokerage is reviewed by the Board from time to time. Because of the possibility of further regulatory developments affecting the securities exchanges and brokerage practices generally, the foregoing practices may be modified.

The following table sets forth the value of the Portfolio’s holdings of securities of the Trust’s regular brokers and dealers (as defined under Rule 10b-1 under the 1940 Act) and their parents as of January 31, 2025.

Portfolio	Broker Dealer	Debt/Equity	(Amount ($) 000’s)

SA AB Growth	None	[N/A	N/A
SA AB Small & Mid Cap Value	None	N/A	N/A
SA BlackRock Multi-Factor 70/30	State Street Corp.	E	211
SA BlackRock VCP Global Multi Asset	Bank of America Corp.	E	2,301
	Barclays PLC	E	317
	BNP Paribas SA	E	99
	Citigroup, Inc.	E	1,003
	UBS AG	E	168
	JPMorgan Chase & Co.	E	831
	State Street Corp.	E	31,410
	Wells Fargo & Co.	E	181
SA Emerging Markets Equity Index	None	N/A	N/A

Portfolio	Broker Dealer	Debt/Equity	(Amount ($) 000’s)
SA Federated Hermes Corporate Bond	Bank of America Corp.	D	39,060
	Citigroup, Inc.	D	30,440
	Goldman Sachs Group, Inc.	D	34,501
	JPMorgan Chase & Co.	D	40,464
	Morgan Stanley	D	33,280
	Wells Fargo & Co.	D	23,277
SA Fidelity Institutional AM® International Growth	UBS AG	E	4,636
SA Fidelity Institutional AM® Real Estate	None	N/A	N/A
SA Fixed Income Index	Bank of America Corp.	D	4,809
	Bank of New York Mellon Corp.	D	908
	State Street Corp.	D	830
SA Fixed Income Intermediate Index	Bank of America Corp.	D	3,191
SA Franklin BW U.S. Large Cap Value	State Street Corp.	E	8,352
	Goldman Sachs Group, Inc.	E	15,821
SA Franklin Small Company Value	State Street Corp.	E	1,652
SA Franklin Systematic U.S. Large Cap Core	Bank of New York Mellon Corp.	E	1,486
	Citigroup, Inc.	E	182
	JPMorgan Chase & Co.	E	1,614
	State Street Corp.	D	702
	State Street Corp.	E	143
SA Franklin Systematic U.S. Large Cap Value	Bank of America Corp.	E	2,378
	Bank of New York Mellon Corp.	E	4,486
	JPMorgan Chase & Co.	E	12,198
	State Street Corp.	E	5,375
SA Franklin Tactical Opportunities	Goldman Sachs Group, Inc.	E	80
	Goldman Sachs Group, Inc.	D	367
	Bank of America Corp.	E	345
	Bank of America Corp.	D	356
	UBS AG	E	60
	JPMorgan Chase & Co.	E	751
	JPMorgan Chase & Co.	D	244
	Citigroup, Inc.	E	63
	Citigroup, Inc.	D	244
	Morgan Stanley	E	90
SA Global Index Allocation 60-40	None	N/A	N/A
SA Global Index Allocation 75-25	None	N/A	N/A
SA Global Index Allocation 90-10	None	N/A	N/A
SA Goldman Sachs Multi-Asset Insights	Bank of America Corp.	E	203
	State Street Corp.	E	9

Portfolio	Broker Dealer	Debt/Equity	(Amount ($) 000’s)
SA Index Allocation 60-40	None	N/A	N/A
SA Index Allocation 80-20	None	N/A	N/A
SA Index Allocation 90-10	None	N/A	N/A
SA International Index	Nomura Holdings, Inc.	E	709
	UBS AG	E	4,477
SA Invesco Growth Opportunities	None	N/A	N/A
SA Janus Focused Growth	JPMorgan Chase & Co.	E	5,427
SA JPMorgan Diversified Balanced	Bank of America Corp.	E	1,836
	Bank of America Corp.	D	3,648
	Goldman Sachs Group, Inc.	D	2,328
	Citigroup, Inc.	E	106
	Citigroup, Inc.	D	2,735
	Morgan Stanley	E	1,396
	Morgan Stanley	D	2,851
	UBS AG	E	1,060
	UBS AG	D	217
	Barclays PLC	E	52
	Barclays PLC	D	294
	BNP Paribas SA	E	146
	Nomura Holdings, Inc.	E	32
SA JPMorgan Emerging Markets	None	N/A	N/A
SA JPMorgan Equity-Income	Bank of America Corp.	E	20,740
	Morgan Stanley	E	19,141
SA JPMorgan Global Equities	Bank of America Corp.	E	2,889
	Citigroup, Inc.	E	1,278
	Morgan Stanley	E	936
	Royal Bank of Canada	E	927
	UBS AG	E	1,363
SA JPMorgan Large Cap Core	None	N/A	N/A
SA JPMorgan MFS Core Bond	Bank of America Corp.	D	18,624
	Barclays PLC	D	4,666
	Citigroup, Inc.	D	6,807
	Goldman Sachs Group, Inc.	D	4,643
	JPMorgan Chase & Co.	D	13,078
	Mizuho Securities	D	1,756
	Morgan Stanley	D	10,277
	State Street Corp.	E	8,162
	Nomura Holdings, Inc.	D	10,654
	Wells Fargo & Co.	D	9,615
SA JPMorgan Mid-Cap Growth	Raymond James and Associates, Inc.	E	5,520
SA JPMorgan Ultra-Short Bond	State Street Corp.	E	1,940
SA Large Cap Growth Index	None	N/A	N/A

Portfolio	Broker Dealer	Debt/Equity	(Amount ($) 000’s)
SA Large Cap Index	Bank of America Corp.	E	17,846
	Bank of New York Mellon Corp.	E	3,251
	Goldman Sachs Group, Inc.	E	9,545
	State Street Corp.	E	1,737
	Wells Fargo & Co.	E	13,889
SA Large Cap Value Index	Bank of America Corp.	E	17,846
	Bank of New York Mellon Corp.	E	3,251
	Goldman Sachs Group, Inc.	E	9,545
	Wells Fargo & Co.	E	13,889
SA MFS Large Cap Growth	None	N/A	N/A
SA MFS Massachusetts Investors Trust	Bank of America Corp.	E	12,168
	Goldman Sachs Group, Inc.	E	14,287
	JPMorgan Chase & Co.	E	25,624
SA MFS Total Return	Bank of America Corp.	D	7,043
	Bank of America Corp.	E	566
	Barclays PLC	D	717
	Goldman Sachs Group, Inc.	D	1,147
	Goldman Sachs Group, Inc.	E	11,639
	JPMorgan Chase & Co.	D	1,872
	JPMorgan Chase & Co.	E	10,546
	Morgan Stanley	E	3,640
	Morgan Stanley	D	1,706
	UBS AG	D	1,103
	Wells Fargo & Co.	D	979
SA Mid Cap Index	None	N/A	N/A
SA Morgan Stanley International Equities	UBS AG	E	2,575
SA PIMCO Global Bond Opportunities	Bank of America Corp.	D	1,507
	Barclays PLC	D	2,004
	Citigroup, Inc.	D	2,179
	Deutsche Bank AG	D	883
	JPMorgan Chase & Co.	D	2,395
	Morgan Stanley	D	2,363
	State Street Corp.	E	1,157
	Wells Fargo & Co.	D	1,179
SA PIMCO RAE International Value	None	N/A	N/A
SA PIMCO VCP Tactical Balanced	Bank of America Corp.	D	46,806
	Barclays PLC	D	618
	Citigroup, Inc.	D	741
	Goldman Sachs Group, Inc.	D	220,700
	JPMorgan Chase & Co.	D	290,483
	Morgan Stanley	D	1,789
SA PineBridge High-Yield Bond	State Street Corp.	E	4,538
SA Fidelity Institutional AM International Growth®	None	N/A	N/A

Portfolio	Broker Dealer	Debt/Equity	(Amount ($) 000’s)
SA Putnam International Value	BNP Paribas SA	E	6,574
SA Schroders VCP Global Allocation	Bank of America Corp.	D	6,804
	Bank of America Corp.	E	485
	Bank of Montreal	E	93
	Barclays PLC	D	868
	Barclays PLC	E	21
	Citigroup, Inc.	E	169
	Goldman Sachs Group, Inc.	E	94
	JPMorgan Chase & Co.	D	2,309
	JPMorgan Chase & Co.	E	2,112
	Morgan Stanley	D	3,183
	Morgan Stanley	E	526
	Royal Bank of Canada	E	187
	State Street Corp.	E	14,761
	UBS AG	D	5,604
	UBS AG	E	221
	Wells Fargo & Co.	D	7,086
	Wells Fargo & Co.	E	376
SA Small Cap Index	StoneX Group, Inc.	E	200
SA T. Rowe Price Allocation Moderately Aggressive Growth	Bank of America Corp.	E	3,661
	Bank of America Corp.	D	960
	Barclays PLC	D	465
	Bank of New York Mellon Corp.	E	166
	Bank of New York Mellon Corp.	D	310
	Citigroup, Inc.	D	303
	Citigroup, Inc.	E	1,012
	Goldman Sachs Group, Inc.	D	500
	Goldman Sachs Group, Inc.	E	1,945
	JPMorgan Chase & Co.	E	6,636
	JPMorgan Chase & Co.	D	810
	Morgan Stanley	E	1,720
	Morgan Stanley	D	592
	Royal Bank of Canada	D	322
	State Street Corp.	D	221
	State Street Corp.	E	13,078
	UBS AG	D	623

Portfolio	Broker Dealer	Debt/Equity	(Amount ($) 000’s)
SA T. Rowe Price VCP Balanced	Bank of America Corp.	E	4,677
	Bank of America Corp.	D	3,181
	Barclays PLC	D	1,042
	Bank of New York Mellon Corp.	E	310
	Bank of New York Mellon Corp.	D	652
	Citigroup, Inc.	D	1,400
	Citigroup, Inc.	E	1,935
	Goldman Sachs Group, Inc.	D	2,228
	Goldman Sachs Group, Inc.	E	2,659
	JPMorgan Chase & Co.	E	8,731
	JPMorgan Chase & Co.	D	1,824
	Morgan Stanley	E	1,333
	Morgan Stanley	D	1,774
	State Street Corp.	E	162,910
	State Street Corp.	D	589
	UBS AG	D	961
	Wells Fargo & Co.	D	1,905
	Wells Fargo & Co.	E	3,591
SA VCP Dynamic Allocation	None	N/A	N/A
SA VCP Dynamic Strategy	None	N/A	N/A
SA VCP Index Allocation	State Street Corp.	E	84,593
	T. Rowe Price Associates, Inc.	E	1
SA T. Rowe Price VCP Balanced	Bank of America Corp.	E	7,144
	Bank of America Corp.	D	3,491
	Barclays PLC	D	1,062
	Citigroup, Inc.	D	1,220
	Citigroup, Inc.	E	1,147
	Goldman Sachs Group, Inc.	D	2,886
	Goldman Sachs Group, Inc.	E	4,007
	JPMorgan Chase & Co.	E	7,009
	JPMorgan Chase & Co.	D	2,088
	Morgan Stanley	E	1,038
	Morgan Stanley	D	2,419
	Royal Bank of Canada	D	696
	State Street Corp.	E	166,062
	UBS AG	D	304
	Wells Fargo & Co.	D	1,179
	Wells Fargo & Co.	E	5,401
SA VCP Dynamic Allocation	None	N/A	N/A
SA VCP Dynamic Strategy	None	N/A	N/A
SA VCP Index Allocation	State Street Corp.	E	83,345
	T. Rowe Price Associates, Inc.	E	1	]

The Adviser and the Subadvisers and their respective affiliates may manage, or have proprietary interests in, accounts with similar, dissimilar or the same investment objectives as one or more Portfolios of the Trust. Such accounts may or may not be in competition with a Portfolio for investments. Investment decisions for such accounts are based on criteria relevant to such accounts; portfolio decisions and results of a Portfolio’s investments may differ from those of such other accounts. There is no obligation to make available for use in managing a Portfolio any information or strategies used or developed in managing such accounts. In addition, when two or more accounts seek to purchase or sell the same assets, the assets actually purchased or sold may be allocated among accounts on a good-faith equitable basis at the discretion of the account’s adviser. In some cases, this system may adversely affect the price or size of the position obtainable for a Portfolio.

If determined by the Adviser or a Subadviser to be beneficial to the interests of the Trust, partners and/or employees of the Adviser or Subadvisers may serve on investment advisory committees, which will consult with the Adviser regarding investment objectives and strategies for the Trust. In connection with serving on such a committee, such persons may receive information regarding a Portfolio’s proposed investment activities that is not generally available to unaffiliated market participants, and there will be no obligation on the part of such persons to make available for use in managing the Portfolio any information or strategies known to them or developed in connection with their other activities.

It is possible that a Portfolio’s holdings may include securities of entities for which a Subadviser or its affiliate performs investment banking services as well as securities of entities in which a Subadviser or its affiliate makes a market. From time to time, such activities may limit a Portfolio’s flexibility in purchases and sales of securities. When a Subadviser or its affiliate is engaged in an underwriting or other distribution of securities of an entity, the Subadviser may be prohibited from purchasing or recommending the purchase of certain securities of that entity for the Portfolio.

FINANCIAL STATEMENTS

The Trust’s audited financial statements with respect to the Portfolios for the fiscal year ended January 31, 2025 are incorporated into this SAI by reference to its 2025 Annual Report to shareholders. You may request a copy of the 2025 Annual Report at no charge by calling (800) 445-7862 or writing the Trust at P.O. Box 15570, Amarillo, Texas 79105-5570.

GENERAL INFORMATION

Custodian

State Street, One Congress Street, Suite 1, Boston, Massachusetts 02114, serves as the Trust’s custodian. In this capacity, State Street maintains the portfolio securities held by the Trust, administers the purchase and sale of portfolio securities and performs certain other duties.

Transfer Agent

VALIC Retirement Services Company, 2929 Allen Parkway, Houston, Texas 77019, is the Trust’s transfer and dividend disbursing agent pursuant to the Master Transfer Agency and Service Agreement (“Service Agreement”). The Service Agreement provides for a combined annual payment of $150,000 by the Trust and Seasons Series Trust for transfer agency and related services. The transfer agency charge will be allocated based on the number of shareholders per each Trust.

Independent Registered Public Accounting Firm and Legal Counsel

[ ], serves as the Trust’s independent registered public accounting firm and in that capacity examines the annual financial statements of the Trust.

The firm of Willkie Farr & Gallagher LLP, 787 Seventh Avenue, New York, New York 10019-6099, serves as legal counsel to the Trust.

Reports to Shareholders

Persons having a beneficial interest in the Trust are provided at least semi-annually with reports showing the investments of the Portfolios, financial statements and other information.

Disclosure of Portfolio Holdings Policies and Procedures

The Board has adopted policies and procedures relating to disclosure of the Portfolios’ securities. These policies and procedures prohibit the release of information concerning portfolio holdings that have not previously been made public to individual investors, institutional investors, intermediaries that distribute the Portfolios’ shares and other parties that are not employed by SunAmerica or its affiliates. Except when there are legitimate business purposes for selective disclosure and other conditions (designed to protect the Portfolios and their participants) are met, the Trust does not provide or permit others to provide information about the Portfolios’ holdings on a selective basis.

A Portfolio’s complete portfolio holdings will be publicly available via SEC filings made by the Portfolio on a fiscal quarterly basis. Each Portfolio files monthly portfolio holdings on Form N-PORT quarterly, with every third month of the Portfolio’s fiscal quarter made publicly available no later than 60 days after the close of the fiscal quarter. Each Portfolio’s portfolio holdings are also made available on Form N-CSR for the Portfolio’s second and fourth fiscal quarters no later than 10 days after the transmission to shareholders of the Portfolio’s semi-annual report and annual report, respectively. A schedule of the complete holdings of each Portfolio will also be available on the Portfolio’s website approximately 30 days after the end of each month.

In addition, the Trust generally makes publicly available, on a periodic basis, information regarding a Portfolio’s top ten holdings (including name and percentage of a Portfolio’s assets invested in each holding) and the percentage breakdown of a Portfolio’s investments by country, sector and industry, as applicable. This information, marketing communications (including printed advertising and sales literature) is generally made available at www.aig.com/funds or online through the internet websites of the life insurance companies offering the Portfolios as investment options and/or the Trust’s telephone customer service centers. This information is generally not released until the information is at least 15 days old, unless otherwise approved by the Trust’s legal department. The Trust and its affiliates are not authorized to receive compensation or other consideration for the non-public disclosure of portfolio holdings information.

Before any non-public disclosure of information about a Portfolio’s holdings is permitted, any employee seeking to disclose such information must submit a written form to his or her department head requesting the release of non-public portfolio holdings information. The request must then be submitted to the legal and compliance departments of SunAmerica and the Trust. The Trust’s Chief Compliance Officer and/or SunAmerica’s legal counsel are responsible for authorizing the selective release of portfolio holding information. To find that it is in the shareholders’ best interest, it must be determined that the selective disclosure of portfolio holdings information is necessary to a Portfolio’s operation or useful to a Portfolio’s shareholders without compromising the integrity or performance of the Portfolio. If the request is approved, the Trust and the third party must execute a confidentiality agreement governing the third party’s duties with respect to the portfolio holdings information, which includes the duty to keep such information confidential and to not use the information for the purpose of trading in the shares of the Portfolio for any reason.

The Trust’s executive officers and SunAmerica’s legal counsel are responsible for determining whether there is a legitimate business purpose for the disclosure of such information and whether there are conflicts between the Portfolios’ participants and the Portfolios’ affiliates. To find that there is a legitimate business purpose, it must be determined that the selective disclosure of portfolio holdings information is necessary for the Portfolios’ operation or useful to the Portfolios’ participants without compromising the integrity or performance of the Portfolios.

Non-public holdings information may be provided to the Trust’s service providers on an as-needed basis in connection with the services provided to the Portfolios by such service providers. Information may be provided to these parties without a time lag. Service providers that may be provided with information concerning the Portfolios’ holdings include SunAmerica and its affiliates, legal counsel, independent registered public accounting firms, custodian, fund accounting agent, financial printers, proxy voting service providers and broker-dealers who are involved in executing portfolio transactions on behalf of the Portfolios. Portfolio holdings information may also be provided to the Board. The entities to which the Trust provides portfolio holdings information either by explicit arrangement or by virtue of their respective duties to the Portfolios are required to maintain the confidentiality of the information provided.

At each quarterly meeting of the Board, the Trustees review a report disclosing the third parties to whom the Portfolios’ holdings information has been disclosed and the purpose for such disclosure, and consider whether or not the release of information to such third parties is in the best interest of the Portfolios and their participants.

•

Subadvisers. Each Subadviser is continuously provided with the entire portfolio holdings for each Portfolio that it subadvises on a daily basis. In the case of a multi-managed Portfolio, the Subadviser has access only to that portion of the Portfolio’s holdings that it subadvises. In the event a Subadviser is engaged to assume subadvisory duties of a Portfolio, the Trust routinely discloses portfolio holdings information to such Subadviser prior to its assumption of duties.

•

[ ]. [ ] is provided with entire portfolio holdings information during periods in which it performs its audits or reviews of the Portfolios’ financial statements. [ ] does not disclose to third parties information regarding the Portfolios’ holdings.

•

Ernst & Young LLP (“E&Y”). E&Y is provided with portfolio holdings information during the period in which the annual audits are performed on the Portfolios’ financial statements. E&Y does not disclose to third parties information regarding the Portfolios’ holdings.

•

State Street. State Street, as custodian to the Portfolios, has daily access to the entire holdings of each Portfolio. State Street does not disclose or release information regarding the Portfolios’ holdings except as instructed by the Portfolio.

•

Broadridge Financial Solutions, Inc. (“Broadridge”). The Performance Measurement Group discloses the entire portfolio holdings information for each Portfolio on a monthly basis to Broadridge approximately fifteen (15) days after the month end. Broadridge analyzes the information to produce various statistical measures and general portfolio information (including equity investment style, asset category percentages, credit analysis, top 10 and top 25 holdings, sector weighting, etc.) and uses the information to determine each Portfolio’s asset class and category in order to place each Portfolio in the appropriate peer group. Broadridge does not disclose the entire portfolio holdings of each Portfolio, but does disclose the information listed above. This information is made available to Broadridge subscribers approximately sixty (60) days after the receipt of information from the Portfolio.

•

Morningstar, Inc. (“Morningstar”). Morningstar is a subscription-based service, though certain information regarding stocks and retail mutual funds may be accessed through its website at no charge. Information regarding the Portfolios is available only with a subscription. State Street forwards entire portfolio holdings information to Morningstar on a monthly basis, approximately thirty (30) days after each month end. Morningstar analyzes the information to produce various reports that contain statistical measures and other portfolio information (including equity style, asset category percentages, credit analysis, top 10 and top 25 holdings, sector weighting, etc.). Entire portfolio holdings information is available to subscribers within approximately one week of Morningstar’s receipt of the information. Other Morningstar subscription-based products provide statistical measures and portfolio information generally between fifteen (15) to thirty (30) days after its receipt of such information.

•

S&P. The Performance Measurement Group discloses the entire portfolio holdings information for each Portfolio on a quarterly basis, approximately thirty (30) days after the month end. S&P analyzes the information to produce various statistical measures and general portfolio information (including equity investment style, asset category percentages, credit analysis, top 10 and top 25 holdings, sector weighting, etc.) and uses the information to determine each Portfolio’s asset class and category in order to place each Portfolio in the appropriate peer group. S&P does not disclose the entire portfolio holdings of each Portfolio, but does disclose the information listed above. This information is made available to S&P subscribers approximately sixty (60) days after the receipt of information from the Portfolio.

•

Bloomberg L.P. (“Bloomberg”). The Performance Measurement Group discloses the entire portfolio holdings information for each Portfolio on a quarterly basis, approximately thirty (30) days after the month end. This information is made available to subscribers of Bloomberg’s various databases within one (1) to fourteen (14) days of its receipt.

•

Thomson Financial. The Performance Measurement Group discloses the entire portfolio holdings information for each Portfolio on a monthly basis, approximately thirty (30) days after the month end. This information is made available to subscribers of Thomson Financial’s various databases within a few days of its receipt.

•

MSCI, Inc. (“MSCI”). MSCI facilitates portfolio liquidity classifications at the position level in accordance with the new Liquidity Rule (Rule 22e-4). T. Rowe Price has selected MSCI as their vendor for this purpose. As a result, it is necessary for MSCI to have access to non-public information, including portfolio holdings, regarding some of the Portfolios. In their vendor agreement such non-public information is defined as confidential information and the vendor has a duty not to trade on such confidential information. MSCI also provides analytical services for Wellington Management and receives portfolio holdings information on a daily basis.

•

The Bank of New York Mellon (“BNY Mellon”). BNY Mellon provides certain fund accounting and middle-office functions for T. Rowe Price. Accordingly, it is necessary for BNY Mellon to have access to information regarding some of the Portfolios in order to carry out these functions. BNY Mellon receives on a daily basis non-public information, including portfolio holdings, of some of the Portfolios. Through T. Rowe Price’s contract with BNY Mellon, the high standards of confidentiality and privacy regarding proprietary and client account information that clients experience with T. Rowe Price are also being maintained by BNY Mellon.

•	Citibank, N.A. (“Citibank”). Citibank provides certain middle-office functions for DFA, and has access to portfolio holdings information on a daily basis.

•

FactSet Research Systems Inc. (“FactSet”). FactSet has access to non-public information, including portfolio holdings information, regarding some of the Portfolios in connection with systems that are used by T. Rowe Price for analytics, risk, attribution and reporting. FactSet also provides analytical services for Wellington Management and receives portfolio holdings information on a daily basis.

•	Accenture. Accenture performs certain operational functions on behalf of Wellington Management and has access to portfolio holdings information on a daily basis.
•

Virtu. Equity: Virtu is Invesco’s Transaction Cost Analysis (“TCA”) provider for equity transactions. Global equity transaction data is sent daily via a secure file transfer protocol (“FTP”) connection to Virtu for benchmark processing. Virtu enhances the data with market data associated with the transaction data for trade performance analysis. This enhanced data is returned daily to Invesco via a secure FTP connection. The data sent to Virtu includes both Order Management System (“OMS”) and Execution Management System (“EMS”) equity transaction data. Virtu additionally provides a secure portal where performance analysis and reports can be run with this data. FX: Virtu is one of two Invesco FX TCA providers. Global OMS FX transaction data is sent daily via a secure FTP connection to Virtu for benchmark processing. Virtu enhances the data with market data associated with the transaction data for performance analysis. This enhanced data is returned daily to Invesco via a secure FTP connection. Virtu additionally provides a secure portal where performance analysis and reports can be run with this data.

•

BestX. FX: BestX is one of two Invesco FX TCA providers. Global EMS transaction data is sent multiple times throughout the day via a secure FTP connection to BestX for benchmark processing. BestX enhances the data with market data associated with the transaction data for performance analysis. BestX provides a secure portal for running performance analysis on the data.

•

Financial Printers. Portfolio Accounting provides various financial printers with portfolio holdings information between thirty (30) and sixty (60) days after each Portfolio’s fiscal quarter. Financial printers assist the Portfolios with the filing of their annual and semi-annual shareholder reports and quarterly regulatory filings with the SEC and the printing of shareholder reports for distribution to participants. Financial printers do not disclose the information publicly other than to file the document on the SEC’s EDGAR database.

•

Investment Company Institute (“ICI”). Portfolio Accounting provides the ICI with certain holdings information (top 10 holdings, sector weighting and asset categories) regarding the Portfolios on a quarterly basis, approximately fifteen (15) days after the quarter end. The ICI uses this information for survey purposes and does not disclose a particular Portfolio’s holding information publicly.

•

Abel Noser Solutions, LLC (“Abel Noser”). State Street provides purchase and sale information with respect to the Portfolios’ equity holdings on a quarterly basis approximately fifteen (15) days after the quarter end. Abel Noser analyzes the information to produce reports containing brokerage execution statistics and comparisons. These reports are provided to the Portfolios and Abel Noser does not disclose publicly the information it receives or the reports it prepares. SunAmerica’s contract with Abel Noser includes a confidentiality clause.

•

Manhattan Creative Partners (d/b/a “Diligent”). Marketing may provide Diligent with entire portfolio holdings on a monthly basis approximately seven (7) days as of the month end. Diligent also hosts the Board’s online meeting materials.

•

Institutional Shareholder Services (“ISS”). ISS downloads weekly portfolio information (i.e., custodian identification number, security identification number, share position and description of the security) through State Street Insight System. This information is used solely for the purposes of voting proxies on behalf of the Portfolios and is not publicly disclosed. SunAmerica’s contract with ISS includes a confidentiality clause. ISS. T. Rowe Price provides fund holdings on a daily basis to ISS in their capacity as proxy service.

•

SunAmerica Retirement Markets, Inc. (“SARM”). SARM, as the primary marketer of variable annuities or variable life insurance products (the “Variable Products”) that offer the Trust, requires access to the non-public portfolio holdings information of the Portfolios in order to facilitate its management and marketing of the Variable Products as well as to facilitate the monitoring, review and analysis of the Trust and the Subadvisers of the Portfolios by certain SARM employees who are supervised by SunAmerica. SARM is continuously provided with the entire portfolio holdings for each Portfolio on a daily basis.

•

Legal Counsel. Legal counsel to the Trust, the Board, SunAmerica and the Subadvisers may receive information regarding portfolio holdings from time to time or periodically in connection with providing legal services to the Trust, the Board, SunAmerica or the Subadvisers. The information provided is subject to a legal duty of confidentiality.

Additional Information about Shareholder Voting

Shares of the Trust are owned through the Separate Accounts of the Life Companies and through funds-of-funds.

The Separate Accounts are the primary shareholders of the Trust. Each Separate Account is a segregated asset account established by a Life Company. At shareholder meetings, each Life Company votes the shares of a portfolio held by its Separate Account(s) in accordance with timely instructions received from persons entitled to give voting instructions under the Variable Contracts. Each Life Company votes shares attributable to Variable Contracts as to which no voting instructions are received in proportion (for, against or abstain) to those for which instructions are received.

The number of shares of beneficial interest in a portfolio for which a Variable Contract owner may give voting instructions is equal to the number of shares, or fraction of shares, held in the Separate Account attributable to the owner’s Variable Contract. Each outstanding share of a portfolio is entitled to one vote and each fractional share is entitled to a fractional vote.

With respect to those shares of the Trust held by funds-of-funds, funds-of-funds will vote the shares of their underlying portfolios in accordance with the funds-of-funds’ proxy voting policies and procedures.

Proxy Voting Policies and Procedures

Proxy Voting Responsibility. The Trust has adopted policies and procedures for the voting of proxies relating to Portfolio securities (the “Policies”). The Policies were drafted according to recommendations from SunAmerica, its affiliates and an independent proxy voting firm. The Policies enable the Trust to vote proxies in a manner consistent with the best interests of the Portfolios and the Portfolios’ shareholders. A committee has been established (the “Proxy Voting Committee”) to administer the voting of Portfolio proxies in accordance with the Policies. The Proxy Voting Committee will consist of (i) a member of the Investment Management Department, (ii) at least one member of SunAmerica’s Compliance Department and (iii) at least one person with respect to SunAmerica who oversees the Portfolios’ subadvisers (or their designees).

SunAmerica has engaged the services of an independent voting firm to assist in issue analyses, vote recommendations for proxy proposals, and to assist the Portfolios with certain responsibilities including recordkeeping of proxy votes. Each Portfolio is generally a passive investor in holding portfolio securities, seeking to maximize shareholder value, but not necessarily to exercise control over the issuers of portfolio securities, or otherwise advance a particular social agenda. Accordingly, each of the Portfolios will abstain on “environmental,” “social,” and/or “social and environmental” issue proposals unless otherwise indicated in the Policies or as determined by the Proxy Voting Committee pursuant to the Policies.

The Proxy Voting Committee’s practice is generally not to vote in circumstances where, in its determination, the cost of voting exceeds the expected benefit of voting a particular proxy. In addition, in accordance with local law or business practices, many foreign companies prevent the sales of shares that have been voted for a certain period beginning prior to the shareholder meeting and ending on the day following the meeting. The Board has determined that the costs of voting proxies with respect to such shares of foreign companies generally outweigh any benefits that may be achieved by voting such proxies. The costs of voting such proxies include the potentially serious portfolio management consequences of reduced flexibility to sell the shares at the most advantageous time for the particular Portfolio. Additional costs of voting securities which might outweigh the benefits include hiring a lawyer who practices law in a certain country; hiring a translator; traveling to the foreign country to vote the security in person; or costs associated with documents that may need to be consularized or apostilled, such as powers of attorney. As a result, such proxies generally will not be voted in the absence of an unusual, significant vote of compelling economic importance. In addition, there may be certain circumstances where voting may be impossible or impractical, including but not limited to: sufficient information about a meeting proposal is not available to the Portfolios prior to the voting deadline; government sanctions are or may be in effect; and there are market-specific impediments that impair the Portfolios’ ability to cast votes, such as untimely vote cut-off dates, power of attorney and share re-registration requirements.

Case-By-Case Voting Matters. The Proxy Voting Committee has established proxy voting guidelines (the “Guidelines”) according to recommendations from SunAmerica and the independent proxy voting firm. The Guidelines identify certain vote items to be determined on a case-by-case basis and certain vote items that will be voted upon in accordance with the standards set out in the Guidelines. With respect to vote items to be determined on a case-by-case basis and with respect to proposals not specifically addressed by the Policies, the Proxy Voting Committee will generally rely on the guidance or a recommendation from the independent proxy voting firm, but may also rely on any of the subadvisers of the Portfolios, or other sources. The Adviser or subadvisers of the Portfolios may propose to deviate from the Guidelines or guidance or recommendations from the independent proxy voting firm. The Proxy Voting Committee in these instances will recommend the vote that it believes will maximize value for, and is in the best interests of, Portfolio shareholders.

Examples of the Portfolios’ Positions on Voting Matters. Consistent with the approaches described above, the following are examples of the Portfolios’ voting positions on specific matters:

•	Generally, vote for shareholder proposals seeking additional disclosure of executive and director pay information;
•	Vote for requiring annual advisory votes on compensation;
•	Vote for shareholder proposals asking that a majority or more of directors be independent;
•	Vote against proposals to classify the board; and
•	Vote case-by-case on director nominees.

Conflicts of Interest. Members of the Proxy Voting Committee will resolve conflicts of interest presented by a proxy vote. In practice, application of the Guidelines will, in most instances, adequately address any possible conflicts of interest, as votes generally are effected according to the Policies or recommendations of the independent proxy voting firm.

If, however, a situation arises where a vote presents a conflict between the interests of a Portfolio’s shareholders and the interests of the Adviser or one of its affiliates, and the conflict is known to the Proxy Voting Committee, the Committee will consult with at least one Director or Trustee, as the case may be, who is not an “interested person,” (as that term is defined in the Investment Company Act of 1940, as amended) of the Portfolios or the Adviser, time permitting, before casting the vote to ensure that the Portfolio votes in the best interests of the Portfolios’ shareholders. Any individual with a known conflict may be required by the Proxy Voting Committee to recuse himself or herself from being involved in the proxy voting decision.

Proxy Voting Records. The Proxy Voting Committee will be responsible for documenting its basis for (i) any determination to vote a particular proxy in a manner contrary to its generally stated Guidelines, (ii) any determination to vote a particular proxy in a non-uniform manner, and (iii) any other material determination made by the Proxy Voting Committee, as well as for ensuring the maintenance of records of each proxy vote, as required by applicable law. The independent proxy voting firm will maintain records of voting decisions for each vote cast on behalf of the Portfolios. The proxy voting record for the most recent twelve-month period ended June 30 is available on the SEC’s website at http://www.sec.gov or can be obtained, without charge, upon request, by calling (855) 421-2692 and on or through the following website: www.corebridgefinancial.com/getprospectus.

Board Reporting. The Portfolios’ Chief Compliance Officer will provide a summary report at each quarterly meeting of the Boards which describes any Proxy Voting Committee meeting(s) held during the prior quarter.

APPENDIX

CORPORATE BOND AND COMMERCIAL PAPER RATINGS

Moody’s Global Rating Scales

Ratings assigned on Moody’s global long-term and short-term rating scales are forward-looking opinions of the relative credit risks of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities. Long-term ratings are assigned to issuers or obligations with an original maturity of eleven months or more and reflect both on the likelihood of a default or impairment on contractual financial obligations and the expected financial loss suffered in the event of default or impairment. Short-term ratings are assigned to obligations with an original maturity of thirteen months or less and reflect both on the likelihood of a default or impairment on contractual financial obligations and the expected financial loss suffered in the event of default or impairment.

Moody’s Global Long-Term Rating Scale:

Aaa	Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.
Aa	Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.
A	Obligations rated A are judged to be upper-medium grade and are subject to low credit risk.
Baa	Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.
Ba	Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.
B	Obligations rated B are considered speculative and are subject to high credit risk.
Caa	Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.
Ca	Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.
C	Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a “(hyb)” indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms. By their terms, hybrid securities allow for the omission of scheduled dividends, interest, or principal payments, which can potentially result in impairment if such an omission occurs. Hybrid securities may also be subject to contractually allowable write-downs of principal that could result in impairment. Together with the hybrid indicator, the long-term obligation rating assigned to a hybrid security is an expression of the relative credit risk associated with that security.

Moody’s Global Short-Term Ratings Scale:

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

P-1	Ratings of Prime-1 reflect a superior ability to repay short-term debt obligations.
P-2	Ratings of Prime-2 reflect a strong ability to repay short-term debt obligations.
P-3	Ratings of Prime-3 reflect an acceptable ability to repay short-term obligations.
NP	Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Moody’s Bond Fund (bf) Ratings

Bond Fund Ratings are opinions of the maturity-adjusted credit quality of investments within mutual funds and similar investment vehicles that principally invest in fixed income obligations. As such, these ratings primarily reflect Moody’s assessment of the creditworthiness of the assets held by the fund, adjusted for maturity. Other risks, such as liquidity, operational, interest rate, currency and any other market risk, are excluded from the rating. Bond fund ratings specifically do not consider the historic, current, or prospective performance of a fund with respect to appreciation, volatility of net asset value, or yield.

Aaa-bf	Bond Funds rated Aaa-bf generally hold assets judged to be of the highest credit quality.
Aa-bf	Bond Funds rated Aa-bf generally hold assets judged to be of high credit quality.
A-bf	Bond Funds rated A-bf generally hold assets considered upper-medium credit quality.
Baa-bf	Bond Funds rated Baa-bf generally hold assets considered medium credit quality.
Ba-bf	Bond Funds rated Ba-bf generally hold assets judged to have speculative elements.
B-bf	Bond Funds rated B-bf generally hold assets considered to be speculative.
Caa-bf	Bond Funds rated Caa-bf generally hold assets judged to be of poor standing.
Ca-bf	Bond Funds rated Ca-bf generally hold assets that are highly speculative and that are likely in, or very near, default, with some prospect of recovery of principal and interest.
C-bf	Bond Funds rated C-bf generally hold assets that are in default, with little prospect for recovery of principal or interest.

Moody’s Money Market Fund (mf) Ratings

Moody’s Money Market Fund Ratings are opinions of the investment quality of shares in mutual funds and similar investment vehicles which principally invest in short-term fixed income obligations. As such, these ratings incorporate Moody’s assessment of a fund’s published investment objectives and policies, the creditworthiness of the assets held by the fund, the liquidity profile of the fund’s assets relative to the fund’s investor base, the assets’ susceptibility to market risk, as well as the management characteristics of the fund. The ratings are not intended to consider the prospective performance of a fund with respect to appreciation, volatility of net asset value, or yield.

Aaa-mf	Money market funds rated Aaa-mf have very strong ability to meet the dual objectives of providing liquidity and preserving capital.
Aa-mf	Money market funds rated Aa-mf have strong ability to meet the dual objectives of providing liquidity and preserving capital.
A-mf	Money market funds rated A-mf have moderate ability to meet the dual objectives of providing liquidity and preserving capital.
Baa-mf	Money market funds rated Baa-mf have marginal ability to meet the dual objectives of providing liquidity and preserving capital.
B-mf	Money market funds rated B-mf are unable to meet the objective of providing liquidity and have marginal ability to meet the objective of preserving capital.
C-mf	Money market funds rated C-mf are unable to meet either objective of providing liquidity or preserving capital.

S&P Issue Credit Rating Definitions

An S&P Global Ratings issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects S&P Global Ratings’ view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and this opinion may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

Issue credit ratings can be either long-term or short-term. Short-term issue credit ratings are generally assigned to those obligations considered short-term in the relevant market, typically within an original maturity of no more than 365 days. Short-term issue credit ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. We would typically assign a long-term issue credit rating to an obligation with an original maturity of greater than 365 days. However, the ratings we assign to certain instruments may diverge from these guidelines based on market practices. Medium-term notes are assigned long-term ratings.

S&P Long-Term Issue Credit Ratings

Issue credit ratings are based, in varying degrees, on S&P Global Ratings’ analysis of the following considerations:

•	The likelihood of payment—the capacity and willingness of the obligor to meet its financial commitments on an obligation in accordance with the terms of the obligation;
•	The nature and provisions of the financial obligation, and the promise we impute; and
•

The protection afforded by, and relative position of, the financial obligation in the event of a bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

An issue rating is an assessment of default risk but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

AAA	An obligation rated ‘AAA’ has the highest rating assigned by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is extremely strong.
AA	An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitments on the obligation is very strong.
A

An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitments on the obligation is still strong.

BBB

An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken the obligor’s capacity to meet its financial commitments on the obligation.

BB, B, CCC, CC, and C

Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposure to adverse conditions.

BB

An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to the obligor’s inadequate capacity to meet its financial commitments on the obligation.

B

An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitments on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitments on the obligation.

CCC

An obligation rated ‘CCC’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitments on the obligation.

CC

An obligation rated ‘CC’ is currently highly vulnerable to nonpayment. The ‘CC’ rating is used when a default has not yet occurred but S&P Global Ratings expects default to be a virtual certainty, regardless of the anticipated time to default.

C

An obligation rated ‘C’ is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared with obligations that are rated higher.

D

An obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within the next five business days in the absence of a stated grace period or within the earlier of the stated grace period or the next 30 calendar days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to ‘D’ if it is subject to a distressed debt restructuring.

Plus (+) or minus (-)

Ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories.

S&P Short-Term Issue Credit Ratings

A-1

A short-term obligation rated ‘A-1’ is rated in the highest category by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitments on these obligations is extremely strong.

A-2

A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitments on the obligation is satisfactory.

A-3

A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken an obligor’s capacity to meet its financial commitments on the obligation.

B

A short-term obligation rated ‘B’ is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties that could lead to the obligor’s inadequate capacity to meet its financial commitments.

C

A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation.

D

A short-term obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to ‘D’ if it is subject to a distressed debt restructuring.

S&P Active Qualifiers

L	Ratings qualified with ‘L’ apply only to amounts invested up to federal deposit insurance limits.
p

This suffix is used for issues in which the credit factors, the terms, or both that determine the likelihood of receipt of payment of principal are different from the credit factors, terms, or both that determine the likelihood of receipt of interest on the obligation. The ‘p’ suffix indicates that the rating addresses the principal portion of the obligation only and that the interest is not rated.

Prelim

Preliminary ratings, with the ‘prelim’ suffix, may be assigned to obligors or obligations, including financial programs, in the circumstances described below. Assignment of a final rating is conditional on the receipt by S&P Global Ratings of appropriate documentation. S&P Global Ratings reserves the right not to issue a final rating. Moreover, if a final rating is issued, it may differ from the preliminary rating.

•	Preliminary ratings may be assigned to obligations, most commonly structured and project finance issues, pending receipt of final documentation and legal opinions.

•

Preliminary ratings may be assigned to obligations that will likely be issued upon the obligor’s emergence from bankruptcy or similar reorganization, based on late-stage reorganization plans, documentation, and discussions with the obligor. Preliminary ratings may also be assigned to the obligors. These ratings consider the anticipated general credit quality of the reorganized or post-bankruptcy issuer as well as attributes of the anticipated obligation(s).

•

Preliminary ratings may be assigned to entities that are being formed or that are in the process of being independently established when, in S&P Global Ratings’ opinion, documentation is close to final. Preliminary ratings may also be assigned to the obligations of these entities.

•

Preliminary ratings may be assigned when a previously unrated entity is undergoing a well-formulated restructuring, recapitalization, significant financing, or other transformative event, generally at the point that investor or lender commitments are invited. The preliminary rating may be assigned to the entity and to its proposed obligation(s). These preliminary ratings consider the anticipated general credit quality of the obligor, as well as attributes of the anticipated obligation(s), assuming successful completion of the transformative event. Should the transformative event not occur, S&P Global Ratings would likely withdraw these preliminary ratings.

•	A preliminary recovery rating may be assigned to an obligation that has a preliminary issue credit rating.

t

This symbol indicates termination structures that are designed to honor their contracts to full maturity or, should certain events occur, to terminate and cash settle all their contracts before their final maturity date.

cir

This symbol indicates a counterparty instrument rating (CIR), which is a forward-looking opinion about the creditworthiness of an issuer in a securitization structure with respect to a specific financial obligation to a counterparty (including interest rate swaps, currency swaps, and liquidity facilities). The CIR is determined on an ultimate payment basis; these opinions do not take into account timeliness of payment.

S&P Inactive Qualifiers (No longer applied or outstanding)

*

This symbol indicated that the rating was contingent upon S&P Global Ratings’ receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows. Discontinued use in August 1998.

c

This qualifier was used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long-term credit rating of the issuer was lowered to below an investment-grade level and/or the issuer’s bonds were deemed taxable. Discontinued use in January 2001.

G	The letter ‘G’ followed the rating symbol when a fund’s portfolio consisted primarily of direct U.S. government securities.
pi

This qualifier was used to indicate ratings that were based on an analysis of an issuer’s published financial information, as well as additional information in the public domain. Such ratings did not, however, reflect in-depth meetings with an issuer’s management and therefore could have been based on less comprehensive information than ratings without a ‘pi’ suffix. Discontinued use as of December 2014 and as of August 2015 for Lloyd’s Syndicate Assessments.

pr

The letters ‘pr’ indicate that the rating was provisional. A provisional rating assumed the successful completion of a project financed by the debt being rated and indicates that payment of debt service requirements was largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, made no comment on the likelihood of or the risk of default upon failure of such completion.

q	A ‘q’ subscript indicates that the rating is based solely on quantitative analysis of publicly available information. Discontinued use in April 2001.
r

The ‘r’ modifier was assigned to securities containing extraordinary risks, particularly market risks, that are not covered in the credit rating. The absence of an ‘r’ modifier should not be taken as an indication that an obligation would not exhibit extraordinary noncredit-related risks. S&P Global Ratings discontinued the use of the ‘r’ modifier for most obligations in June 2000 and for the balance of obligations (mainly structured finance transactions) in November 2002.

Fitch Issuer Default Ratings

Rated entities in a number of sectors, including financial and non-financial corporations, sovereigns, insurance companies and certain sectors within public finance, are generally assigned Issuer Default Ratings (IDRs). IDRs are also assigned to certain entities or enterprises in global infrastructure, project finance and public finance. IDRs opine on an entity’s relative vulnerability to default (including by way of a distressed debt exchange) on financial obligations. The threshold default risk addressed by the IDR is generally that of the financial obligations whose non-payment would best reflect the uncured failure of that entity. As such, IDRs also address relative vulnerability to bankruptcy, administrative receivership or similar concepts.

In aggregate, IDRs provide an ordinal ranking of issuers based on the agency’s view of their relative vulnerability to default, rather than a prediction of a specific percentage likelihood of default.

AAA

Highest credit quality. ‘AAA’ ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA

Very high credit quality. ‘AA’ ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A

High credit quality. ‘A’ ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB

Good credit quality. ‘BBB’ ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity.

BB

Speculative. ‘BB’ ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists that supports the servicing of financial commitments.

B

Highly speculative. ‘B’ ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC	Substantial credit risk. Very low margin for safety. Default is a real possibility.
CC	Very high levels of credit risk. Default of some kind appears probable.
C

Near Default. A default or default-like process has begun, or the issuer is in standstill, or for a closed funding vehicle, payment capacity is irrevocably impaired. Conditions that are indicative of a ‘C’ category rating for an issuer include:

• The issuer has entered into a grace or cure period following non-payment of a material financial obligation;
• The issuer has entered into a temporary negotiated waiver or standstill agreement following a payment default on a material financial obligation;
• The formal announcement by the issuer or their agent of a distressed debt exchange;

•  A closed financing vehicle where payment capacity is irrevocably impaired such that it is not expected to pay interest and/or principal in full during the life of the transaction, but where no payment default is imminent.

RD	Restricted default. ‘RD’ ratings indicate an issuer that in Fitch’s opinion has experienced:
• An uncured payment default or distressed debt exchange on a bond, loan or other material financial obligation, but
• Has not entered into bankruptcy filings, administration, receivership, liquidation, or other formal winding-up procedure, and
• Has not otherwise ceased operating. This would include:
• The selective payment default on a specific class or currency of debt;

•  The uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;

•  The extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel; ordinary execution of a distressed debt exchange on one or more material financial obligations.

D

Default. ‘D’ ratings indicate an issuer that in Fitch’s opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure or that has otherwise ceased business.

Default ratings are not assigned prospectively to entities or their obligations; within this context, non-payment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a distressed debt exchange.

In all cases, the assignment of a default rating reflects the agency’s opinion as to the most appropriate rating category consistent with the rest of its universe of ratings and may differ from the definition of default under the terms of an issuer’s financial obligations or local commercial practice.

Note: Within rating categories, Fitch may use modifiers. The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. For example, the rating category ‘AA’ has three notch-specific rating levels (‘AA+’; ‘AA’; ‘AA–’; each a rating level). Such suffixes are not added to ‘AAA’ ratings and ratings below the ‘CCC’ category. For the short-term rating category of ‘F1’, a ‘+’ may be appended. For Viability Ratings, the modifiers ‘+’ or ‘-’ may be appended to a rating to denote relative status within categories from ‘aa’ to ‘ccc’. For Derivative Counterparty Ratings the modifiers ‘+’ or ‘-’ may be appended to the ratings within ‘AA(dcr)’ to ‘CCC(dcr)’ categories.

Fitch Short-Term Ratings Assigned to Issuers or Obligations

A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-term deposit ratings may be adjusted for loss severity. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as “short term” based on market convention (a long-term rating can also be used to rate an issue with short maturity). Typically, this means up to 13 months for corporate, sovereign, and structured obligations and up to 36 months for obligations in U.S. public finance markets.

F1	Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.
F2	Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.
F3	Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.
B	Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

C	High short-term default risk. Default is a real possibility.
RD

Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Typically applicable to entity ratings only.

D	Default. Indicates a broad-based default event for an entity, or the default of a short-term obligation.

Rating Watch

Rating Watches indicate that there is a heightened probability of a rating change and the likely direction of such a change. These are designated as “Positive”, indicating that a rating could stay at its present level or potentially be upgraded, “Negative”, to indicate that the rating could stay at its present level or potentially be downgraded, or “Evolving” if ratings may be raised, lowered or affirmed. However, ratings can be raised or lowered without being placed on Rating Watch first.

A Rating Watch is typically event-driven, and as such, it is generally resolved over a relatively short period. The event driving the Watch may be either anticipated or have already occurred, but in both cases, the exact rating implications remain undetermined. The Watch period is typically used to gather further information and/or subject the information to further analysis. A Rating Watch must be reviewed and a Rating Action Commentary be published every six months after a rating has been placed on Rating Watch, except in the case described below.

Additionally, a Watch may be used where the rating implications are already clear, but where they remain contingent upon an event (e.g. shareholder or regulatory approval). The Watch will typically extend to cover the period until the event is resolved or its outcome is predictable with a high enough degree of certainty to permit resolution of the Watch. In these cases, where it has previously been communicated within the Rating Action Commentary that the Rating Watch will be resolved upon an event and where there are no material changes to the respective rating up to the event, the Rating Watch may not be reviewed within the six months interval. In any case, the affected ratings (and the Rating Watch) will remain subject to an annual review cycle.

Rating Outlooks and Watches

Outlooks indicate the direction a rating is likely to move over a one- to two-year period. They reflect financial or other trends that have not yet reached or been sustained the level that would cause a rating action, but which may do so if such trends continue. A Positive Rating Outlook indicates an upward trend on the rating scale. Conversely, a Negative Rating Outlook signals a negative trend on the rating scale. Positive or Negative Rating Outlooks do not imply that a rating change is inevitable, and similarly, ratings with Stable Outlooks can be raised or lowered without a prior revision to the Outlook. Occasionally, where the fundamental trend has strong, conflicting elements of both positive and negative, the Rating Outlook may be described as “Evolving.”

Outlooks are currently applied on the long-term scale to certain issuer ratings in corporate finance (including sovereigns, industrials, utilities, financial institutions and insurance companies) and to both issuer ratings and obligations ratings in public finance in the U.S.; to issues in infrastructure and project finance; to Insurer Financial Strength Ratings; to issuer and/or issue ratings in a number of National Rating scales; and to the ratings of structured finance transactions and covered bonds. Outlooks are not applied to ratings assigned on the short-term scale. For financial institutions, Outlooks are not assigned to Viability Ratings, Support Ratings and Support Rating Floors. Derivative counterparty ratings are also not assigned Outlooks.

Ratings in the ‘CCC’, ‘CC’ and ‘C’ categories typically do not carry Outlooks since the volatility of these ratings is very high and outlooks would be of limited informational value. Defaulted ratings do not carry Outlooks.

Outlook Revisions

Outlook revisions (e.g. to Rating Outlook Stable from Rating Outlook Positive) are used to indicate changes in the ratings trend. In structured finance transactions, the Outlook may be revised independently of a full review of the underlying rating.

An Outlook revision may also be used when a series of potential event risks has been identified, none of which individually warrants a Rating Watch but which cumulatively indicate heightened probability of a rating change over the following one to two years.

A revision to the Outlook may also be appropriate where a specific event has been identified that could lead to a change in ratings, but where the conditions and implications of that event are largely unclear and subject to high execution risk over a one- to two-year period.

Additional Usage of Primary Credit Rating Scales

Expected Ratings

Where a rating is referred to as “expected,” alternatively referred to as “expects to rate,” it will have a suffix as (EXP). This indicates that the assigned rating may be sensitive to (i) finalization of the terms in the draft documents or (ii) fulfilment of other contingencies at closing. For example:

Expected ratings can be assigned based on the agency’s expectations regarding final documentation, typically based on a review of the draft documentation provided by the issuer. When final documentation is received, the (EXP) suffix typically will be removed and the rating updated if necessary.

Fitch may also employ “expects to rate” language for ratings that are assigned in the course of a restructuring, refinancing or corporate reorganization. The “expects to rate” will reflect and refer to the rating level expected following the conclusion of the proposed operation (debt issuance, restructure or merger).

Conversely, Fitch may choose not to append the (EXP) suffix, even if there are contingencies to fulfil, if Fitch determines that the rating is not expected to be sensitive to the manner in which, or the extent to which, any of these contingencies are fulfilled.

While ratings typically only remain as “expected” for a short time, determined by timing of transaction closure, restructuring, refinancing, corporate reorganization, etc., they may still be raised, lowered or placed on Rating Watch or withdrawn. Expected Ratings are applicable to both public and private ratings.

Private Ratings

Fitch prepares private ratings, for example for entities with no publicly traded debt, or where the rating is required for internal benchmarking or regulatory purposes. These ratings are generally provided directly to the rated entity, which is then responsible for ensuring that any party to whom it discloses the private rating is updated when any change in the rating occurs. Private ratings undergo the same analysis, committee process and surveillance as published ratings, unless otherwise disclosed as “point-in-time” in nature.

Program Ratings

Program ratings assigned to corporate and public finance note issuance programs (e.g. medium-term note programs) relate only to standard issues made under the program concerned. The impact of individual issues under the program on the overall credit profile of the issuer will be assessed at the time of issuance. Therefore, it should not be assumed that program ratings apply to every issue made under the program. Program ratings may also change because the rating of the issuer has changed over time and instruments may have different terms and conditions compared with those initially envisaged in the program’s terms.

“Interest-Only” Ratings

Interest-only ratings are assigned to interest strips. These ratings do not address the possibility that a security holder might fail to recover some or all of its initial investment due to voluntary or involuntary principal repayments.

“Principal-Only” Ratings

Principal-only ratings address the likelihood that a security holder will receive its initial principal investment either before or by the scheduled maturity date. These ratings do not address the possibility that a security holder may not receive some or all of the interest due.

“Unenhanced” Ratings

Unenhanced ratings reflect the underlying creditworthiness of financial instruments absent any credit enhancement that may be provided through bond insurance, financial guarantees, dedicated letters of credit, liquidity facilities, or intercept mechanisms. In some cases, Fitch may choose to assign an unenhanced rating along with a credit rating based on enhancement. The unenhanced rating indicates the creditworthiness of the financial instrument without considering any benefit of such enhancement.

Financial obligations may be enhanced by a guarantee instrument provided by a rated third party.

Rating Actions

Assignment (New Rating)	A rating has been assigned to a previously unrated issuer or issue.

Publication (Publish)

Initial public announcement of a rating on the agency’s website, although not necessarily the first rating assigned. This action denotes when a previously private rating is published. In cases where the publication coincides with a rating change, Fitch will only publish the changed rating. The rating history during the time when the rating was private will not be published.

Affirmations	The rating has been reviewed with no change in rating through this action. Ratings affirmations may also include an affirmation of, or change to, an Outlook when an Outlook is used.

Upgrade	The rating has been raised in the scale.

Downgrade	The rating has been lowered in the scale.

Reviewed No Action

The rating has been reviewed by a credit rating committee with no change in rating or Outlook. As of the review date, the credit rating committee determined that nothing had sufficiently changed to warrant a new rating action.

Such review will be published on the agency’s website, but a Rating Action Commentary will not be issued.

Matured/ Paid-In-Full

‘Matured’—Denoted as ‘NR’. This action is used when an issue has reached its redemption date and rating coverage is discontinued. This indicates that a previously rated issue has been repaid, but other issues of the same program (rated or unrated) may remain outstanding. For the convenience of investors, Fitch may also include issues relating to a rated issuer or transaction that are not and have not been rated on its section of the web page relating to the respective issuer or transaction. Such issues will also be denoted ‘NR’. ‘Paid-In-Full’—Denoted as ‘PIF’. This action indicates that an issue has been paid in full. In covered bonds, PIF is only used when all issues of a program have been repaid.

Pre-refunded	Assigned to certain long-term U.S. public finance issues after Fitch assesses refunding escrow.

Withdrawn

The rating has been withdrawn and the issue or issuer is no longer rated by Fitch. Withdrawals may occur for one or several of the following reasons:

•  Incorrect or insufficient information.

•  Bankruptcy of the rated entity, debt restructuring or default.

•  Reorganization of rated entity (e.g. merger or acquisition of rated entity or rated entity no longer exists).

•  The debt instrument was taken private.

•  Withdrawal of a guarantor rating.

•  An Expected Rating that is no longer expected to convert to a Final Rating.

•  Criteria or policy change.

•  Bonds were pre-refunded, repaid early (off schedule), or canceled. This includes cases where the issuer has no debt outstanding and is no longer issuing debt.

•  Ratings are no longer considered relevant to the agency’s coverage.

•  Commercial reasons.

•  Other reasons.

When a public rating is withdrawn, Fitch will issue a Rating Action Commentary that details the current rating and Outlook or Watch status (if applicable), a statement that the rating is withdrawn and the reason for the withdrawal.

Withdrawals cannot be used to forestall a rating action. Every effort is therefore made to ensure that the rating opinion upon withdrawal reflects an updated view. Where significant elements of uncertainty remain (for example, a rating for an entity subject to a takeover bid) or where information is otherwise insufficient to support a revised opinion, the agency attempts when possible to indicate in the withdrawal disclosure the likely direction and scale of any rating movement had coverage been maintained.

Ratings that have been withdrawn will be indicated by the symbol ‘WD’.

Under Criteria Observation

The rating has been placed “Under Criteria Observation” upon the publication of new or revised criteria that is applicable to the rating, where the new or revised criteria has yet to be applied to the rating and where the criteria could result in a rating change when applied but the impact is not yet known. Under Criteria Observation (UCO) is not a credit review and does not affect the rating level or Outlook/Watch, and does not satisfy the minimum annual review requirement. Placing a rating on UCO signals the beginning of a period during which the new or revised criteria will be applied. Where there is heightened probability of the application of the new or revised criteria resulting in a rating change in a particular direction, a Rating Watch may be assigned in lieu of the UCO to reflect the potential impact of the new or revised criteria. The status of UCO will be resolved after the application of the new or revised criteria which must be completed within six months from the publication date of the new or revised criteria. UCO is only applicable to private and public international credit ratings. It is not applicable to National Ratings, Non-Credit Scale Ratings, Credit Opinions or Rating Assessment Services. It is not applicable to ratings status Paid in Full, Matured, Withdrawn or Not Rated.

Criteria Observation Removed

UCO can be addressed and removed by a subsequent rating action such as affirmation, upgrade or downgrade; with these actions, the annual review requirement is also met. Where a rating action has not been taken, a Criteria Observation Removed action may be taken if it has been determined that the rating would not change due to the application of the new criteria. The Criteria Observation Removed action does not satisfy Fitch’s minimum annual credit review requirement.

Recovery Rating Revision	Change to an issue’s Recovery Rating.

PART C
OTHER INFORMATION
Item 28. Exhibits.
(a)	(1)
Amended and Restated Declaration of Trust dated April 27, 2022. Incorporated herein by reference to Post-
Effective Amendment No. 129 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 27, 2023.

	(2)
Amended and Restated Establishment and Designation of Series dated May 23, 2017. Incorporated herein by reference to Post-Effective Amendment No. 100 to the Registrant’s Registration Statement on Form N-1A (File
No. 811-07238) filed on August 16, 2017.

	(3)
Amended and Restated Establishment and Designation of Series dated August 9, 2017. Incorporated herein by reference to Post-Effective Amendment No. 106 to the Registrant’s Registration Statement on Form N-1A (File
No. 811-07238) filed on April 23, 2018.

	(4)
Amended and Restated Establishment and Designation of Series dated December 19, 2017. Incorporated herein by reference to Post-Effective Amendment No. 104 to the Registrant’s Registration Statement on Form N-1A (File
No. 811-07238) filed on February 1, 2018.

	(5)
Amended and Restated Designation of Series of Shares dated April 4, 2018. Incorporated herein by reference to
Post-Effective Amendment No. 106 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238)
filed on April 23, 2018.

	(6)
Amended and Restated Establishment and Designation of Series dated December 12, 2018. Incorporated herein by reference to Post-Effective Amendment No. 109 to the Registrant’s Registration Statement on Form N-1A (File
No. 811-07238) filed on December 17, 2018.

	(7)
Amended and Restated Establishment and Designation of Series dated June 12, 2019. Incorporated herein by reference to Post-Effective Amendment No. 114 to the Registrant’s Registration Statement on Form N-1A (File
No. 811-07238) filed on July 24, 2019.

	(8)
Amended and Restated Establishment and Designation of Series dated April 28, 2020. Incorporated herein by reference to Post-Effective Amendment No. 119 to the Registrant’s Registration Statement on Form N-1A (File
No. 811-07238) filed on July 24, 2020.

	(9)
Amended and Restated Establishment and Designation of Series dated October 12, 2020. Incorporated herein by reference to Post-Effective Amendment No. 122 to the Registrant’s Registration Statement on Form N-1A (File
No. 811-07238) filed on January 25, 2021.

	(10)
Amended and Restated Establishment and Designation of Series dated April 27, 2021. Incorporated herein by reference to Post-Effective Amendment No. 123 to the Registrant’s Registration Statement on Form N-1A (File
No. 811-07238) filed on April 30, 2021.

	(11)
Amended and Restated Establishment and Designation of Series dated May 25, 2021. Incorporated herein by reference to Post-Effective Amendment No. 125 to the Registrant’s Registration Statement on Form N-1A (File
No. 811-07238) filed on May 27, 2021.

	(12)
Amended and Restated Establishment and Designation of Series dated June 27, 2022. Incorporated herein by reference to Post-Effective Amendment No. 129 to the Registrant’s Registration Statement on Form N-1A (File
No. 811-07238) filed on April 27, 2023.

	(13)
Amended and Restated Establishment and Designation of Series, dated June 26, 2023. Incorporated herein by reference to Post-Effective Amendment No. 131 to the Registrant’s Registration Statement on Form N-1A (File
No. 811-07238) filed on July 5, 2023.

	(14)
Amended and Restated Establishment and Designation of Series, dated April 12, 2024. Incorporated herein by reference to Post-Effective Amendment No. 133 to the Registrant’s Registration Statement on Form N-1A (File
No. 811-07238) filed on April 26, 2024.

	(15)	Amended and Restated Establishment and Designation of Series – to be filed by amendment.
(b)
Amended and Restated By-Laws dated April 27, 2022. Incorporated herein by reference to Post-Effective
Amendment No. 129 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on
April 27, 2023.

(c)		Instruments Defining Rights of Security Holders. Incorporated herein by reference to Exhibits (a) and (b) above.
(d)	(1)
Investment Advisory and Management Agreement between the Registrant and SunAmerica Asset Management,
LLC (“SunAmerica”), dated January 1, 1999, as amended. Incorporated herein by reference to the Registrant’s
Registration Statement on Form N-14 (File No. 333-238871) filed on December 17, 2024.

1

(2)
Subadvisory Agreement between SunAmerica and AllianceBernstein, L.P., dated November 13, 2019. Incorporated herein by reference to Post-Effective Amendment No. 117 to the Registrant’s Registration Statement on Form N-1A
(File No. 811-07238) filed on April 29, 2020.

(3)
Amendment No. 1 to Subadvisory Agreement between SunAmerica and AllianceBernstein, L.P., dated November 1,
2022. Incorporated herein by reference to Post-Effective Amendment No. 129 to the Registrant’s Registration
Statement on Form N-1A (File No. 811-07238) filed on April 27, 2023.

(4)
Subadvisory Agreement between SunAmerica and BlackRock Investment Management, LLC, dated January 13,
2016. Incorporated herein by reference to Post-Effective Amendment No. 85 to the Registrant’s Registration
Statement on Form N-1A (File No. 811-07238) filed on April 22, 2016.

(5)
Amendment No. 1 to the Subadvisory Agreement between SunAmerica and BlackRock Investment Management,
LLC, dated February 1, 2019. Incorporated herein by reference to Post-Effective Amendment No. 112 to the
Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 30, 2019.

(6)
Amendment No. 2 to the Subadvisory Agreement between SunAmerica and BlackRock Investment Management,
LLC, dated October 13, 2020. Incorporated herein by reference to Post-Effective Amendment No. 120 to the
Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on October 13, 2020.

(7)
Subadvisory Agreement between SunAmerica and Brandywine Global Investment Management, LLC, dated
July 31, 2020. Incorporated herein by reference to Post-Effective Amendment No. 123 to the Registrant’s
Registration Statement on Form N-1A (File No. 811-07238) filed on April 30, 2021.

(8)
Subadvisory Agreement between SunAmerica and Federated Investment Counseling, dated January 1, 1999.
Incorporated herein by reference to Post-Effective Amendment No. 39 to the Registrant’s Registration Statement on
Form N-1A (File No. 811-07238) filed on April 13, 2006.

(9)
Amendment to Subadvisory Agreement between SunAmerica and Federated Investment Counseling, dated May 1,
2004 (transferring subadvisory responsibilities for Federated American Leaders Portfolio and Telecom Utility
Portfolio to Federated Equity Management Company of Pennsylvania and Corporate Bond Portfolio to Federated
Investment Management Company). Incorporated herein by reference to Post-Effective Amendment No. 35 to the
Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 15, 2004.

(10)
Amendment No. 2 to Subadvisory Agreement between SunAmerica and Federated Equity Management Company of Pennsylvania and Federated Investment Management Company dated February 19, 2007. Incorporated herein by reference to Post-Effective Amendment No. 43 to the Registrant’s Registration Statement on Form N-1A (File
No. 811-07238) filed on April 16, 2007.

(11)
Amendment No. 3 to Subadvisory Agreement between SunAmerica and Federated Investment Management
Company dated October 2, 2007. Incorporated herein by reference to Post-Effective Amendment No. 45 to the
Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 18, 2008.

(12)
Subadvisory Agreement between SunAmerica and FIAM LLC (formerly, Pyramis Global Investors, LLC) dated
October 1, 2013. Incorporated herein by reference to Post-Effective Amendment No. 75 to the Registrant’s
Registration Statement on Form N-1A (File No. 811-07238) filed on April 25, 2014.

(13)
Amendment No. 1 to the Subadvisory Agreement between SunAmerica and FIAM LLC dated May 1, 2019.
Incorporated herein by reference to Post-Effective Amendment No. 128 to the Registrant’s Registration Statement
on Form N-1A (File No. 811-07238) filed on April 26, 2022.

(14)
Subadvisory Agreement between SunAmerica and Franklin Advisers, Inc. dated October 7, 2019. Incorporated herein by reference to Post-Effective Amendment No. 115 to the Registrant’s Registration Statement on Form N-1A
(File No. 811-07238) filed on October 7, 2019.

(15)
Amendment No. 1 to Subadvisory Agreement between SunAmerica and Franklin Advisers, Inc., dated July 12,
2021. Incorporated herein by reference to Post-Effective Amendment No. 126 to the Registrant’s Registration
Statement on Form N-1A (File No. 811-07238) filed on July 12, 2021.

(16)
Subadvisory Agreement between SunAmerica and Franklin Advisory Services, LLC dated August 28, 2002.
Incorporated herein by reference to Post-Effective Amendment No. 35 to the Registrant’s Registration Statement on
Form N-1A (File No. 811-07238) filed on April 15, 2004.

(17)
Amendment No. 1 to Subadvisory Agreement between SunAmerica and Franklin Advisory Services, LLC dated
January 19, 2007. Incorporated herein by reference to Post-Effective Amendment No. 43 to the Registrant’s
Registration Statement on Form N-1A (File No. 811-07238) filed on April 16, 2007.

(18)
Amendment No. 2 to Subadvisory Agreement between SunAmerica and Franklin Advisory Services, LLC dated
October 2, 2007. Incorporated herein by reference to Post-Effective Amendment No. 45 to the Registrant’s
Registration Statement on Form N-1A (File No. 811-07238) filed on April 18, 2008.

2

(19)
Assignment and Assumption Agreement between Franklin Advisory Services, LLC and Franklin Mutual Advisers,
LLC dated November 1, 2018. Incorporated herein by reference to Post-Effective Amendment No. 115 to the
Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on October 7, 2019.

(20)
Subadvisory Agreement between SunAmerica and Goldman Sachs Asset Management International dated
January 1, 1999. Incorporated herein by reference to Post-Effective Amendment No. 35 to the Registrant’s
Registration Statement on Form N-1A (File No. 811-07238) filed on April 15, 2004.

(21)
Amendment No. 1 to Subadvisory Agreement between SunAmerica and Goldman Sachs Asset Management
International dated January 19, 2007. Incorporated herein by reference to Post-Effective Amendment No. 44 to the
Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on February 13, 2008.

(22)
Amendment No. 2 to Subadvisory Agreement between SunAmerica and Goldman Sachs Asset Management
International dated October 2, 2007. Incorporated herein by reference to Post-Effective Amendment No. 45 to the
Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 18, 2008.

(23)
Amendment No. 3 to Subadvisory Agreement between SunAmerica and Goldman Sachs Asset Management
International dated March 23, 2017. Incorporated herein by reference to Post-Effective Amendment No. 123 to the
Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 30, 2021.

(24)
Subadvisory Agreement between SunAmerica and Goldman Sachs Asset Management, L.P. dated October 4, 2017.
Incorporated herein by reference to Post-Effective Amendment No. 106 to the Registrant’s Registration Statement
on Form N-1A (File No. 811-07238) filed on April 23, 2018.

(25)
Subadvisory Agreement between SunAmerica and Invesco Advisers, Inc. dated June 1, 2010. Incorporated herein by reference to Post-Effective Amendment No. 49 to the Registrant’s Registration Statement on Form N-1A (File
No. 811-07238) filed on April 21, 2011.

(26)
Subadvisory Agreement between SunAmerica and Invesco Advisers, Inc. dated May 1, 2013. Incorporated herein by reference to Post-Effective Amendment No. 70 to the Registrant’s Registration Statement on Form N-1A (File
No. 811-07238) filed on April 22, 2013.

(27)
Amendment No. 1 to the Subadvisory Agreement between SunAmerica and Invesco Advisers, Inc. dated May 24,
2019. Incorporated herein by reference to Post-Effective Amendment No. 117 to the Registrant’s Registration
Statement on Form N-1A (File No. 811-07238) filed on April 29, 2020.

(28)
Subadvisory Agreement between SunAmerica and J.P. Morgan Investment Management Inc. dated November 1,
2005. Incorporated herein by reference to Post-Effective Amendment No. 39 to the Registrant’s Registration
Statement on Form N-1A (File No. 811-07238) filed on April 13, 2006.

(29)
Amendment to Subadvisory Agreement between SunAmerica and J.P. Morgan Investment Management Inc. dated
January 23, 2006. Incorporated herein by reference to Post-Effective Amendment No. 39 to the Registrant’s
Registration Statement on Form N-1A (File No. 811-07238) filed on April 13, 2006.

(30)
Amendment No. 2 to Subadvisory Agreement between SunAmerica and J.P. Morgan Investment Management Inc.
dated May 1, 2007. Incorporated herein by reference to Post-Effective Amendment No. 43 to the Registrant’s
Registration Statement on Form N-1A (File No. 811-07238) filed on April 16, 2007.

(31)
Amendment No. 3 to Subadvisory Agreement between SunAmerica and J.P. Morgan Investment Management Inc.
dated October 2, 2007. Incorporated herein by reference to Post-Effective Amendment No. 45 to the Registrant’s
Registration Statement on Form N-1A (File No. 811-07238) filed on April 18, 2008.

(32)
Amendment No. 4 to Subadvisory Agreement between SunAmerica and J.P. Morgan Investment Management Inc.
dated November 15, 2010. Incorporated herein by reference to Post-Effective Amendment No. 49 to the Registrant’s
Registration Statement on Form N-1A (File No. 811-07238) filed on April 21, 2011.

(33)
Amendment No. 5 to Subadvisory Agreement between SunAmerica and J.P. Morgan Investment Management Inc.
dated January 14, 2013. Incorporated herein by reference to Post-Effective Amendment No. 70 to the Registrant’s
Registration Statement on Form N-1A (File No. 811-07238) filed on April 22, 2013.

(34)
Amendment No. 6 to Subadvisory Agreement between SunAmerica and J.P. Morgan Investment Management Inc.
dated January 20, 2015. Incorporated herein by reference to Post-Effective Amendment No. 77 to the Registrant’s
Registration Statement on Form N-1A (File No. 811-07238) filed on February 17, 2015.

(35)
Amendment No. 7 to Subadvisory Agreement between SunAmerica and J.P. Morgan Investment Management Inc.
dated April 30, 2021. Incorporated herein by reference to Post-Effective Amendment No. 123 to the Registrant’s
Registration Statement on Form N-1A (File No. 811-07238) filed on April 30, 2021.

(36)
Amendment No. 8 to Subadvisory Agreement between SunAmerica and J.P. Morgan Investment Management Inc.,
dated November 8, 2021. Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registrant’s
Registration Statement on Form N-14 (File No. 333-257555) filed on December 15, 2021.

3

(37)
Amendment No. 9 to Subadvisory Agreement between SunAmerica and J.P. Morgan Investment Management Inc.,
dated July 5, 2023. Incorporated herein by reference to Post-Effective Amendment No. 131 to the Registrant’s
Registration Statement on Form N-1A (File No. 811-07238) filed on July 5, 2023.

(38)
Amendment No. 10 to Subadvisory Agreement between SunAmerica and J.P. Morgan Investment Management Inc.,
dated April 29, 2024. Incorporated herein by reference to Post-Effective Amendment No. 133 to the Registrant’s
Registration Statement on Form N-1A (File No. 811-07238) filed on April 26, 2024.

(39)
Subadvisory Agreement between SunAmerica and Janus Capital Management, LLC dated May 30, 2017.
Incorporated herein by reference to Post-Effective Amendment No. 112 to the Registrant’s Registration Statement
on Form N-1A (File No. 811-07238) filed on April 30, 2019.

(40)	Subadvisory Agreement between SunAmerica and Massachusetts Financial Services Company dated January 1, 1999. Incorporated herein by reference to the Registrant’s Form N-14 filed on August 21, 2003.
(41)
Amendment No. 1 to Subadvisory Agreement between SunAmerica and Massachusetts Financial Services
Company dated May 1, 2007. Incorporated herein by reference to Post-Effective Amendment No. 44 to the
Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on February 13, 2008.

(42)
Amendment No. 2 to Subadvisory Agreement between SunAmerica and Massachusetts Financial Services
Company dated October 2, 2007. Incorporated herein by reference to Post-Effective Amendment No. 45 to the
Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 18, 2008.

(43)
Amendment No. 3 to Subadvisory Agreement between SunAmerica and Massachusetts Financial Services
Company dated November 1, 2008. Incorporated herein by reference to Post-Effective Amendment No. 46 to the
Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 17, 2009.

(44)
Amendment No. 4 to Subadvisory Agreement between SunAmerica and Massachusetts Financial Services
Company dated October 1, 2013. Incorporated herein by reference to Post-Effective Amendment No. 75 to the
Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 25, 2014.

(45)
Amendment No. 5 to Subadvisory Agreement between SunAmerica and Massachusetts Financial Services
Company dated January 20, 2015. Incorporated herein by reference to Post-Effective Amendment No. 77 to the
Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on February 17, 2015.

(46)
Amendment No. 6 to Subadvisory Agreement between SunAmerica and Massachusetts Financial Services
Company dated April 1, 2015. Incorporated herein by reference to Post-Effective Amendment No. 78 to the
Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 24, 2015.

(47)
Amendment No. 7 to Subadvisory Agreement between SunAmerica and Massachusetts Financial Services
Company dated March 27, 2019. Incorporated herein by reference to Post-Effective Amendment No. 123 to the
Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 30, 2021.

(48)
Amendment No. 8 to Subadvisory Agreement between SunAmerica and Massachusetts Financial Services
Company dated November 1, 2020. Incorporated herein by reference to Post-Effective Amendment No. 123 to the
Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 30, 2021.

(49)
Subadvisory Agreement, as amended, between SunAmerica and Morgan Stanley Investment Management Inc.
(formerly, Morgan Stanley Dean Witter Investment Management) dated May 1, 2001. Incorporated herein by reference to Post-Effective Amendment No. 35 to the Registrant’s Registration Statement on Form N-1A (File
No. 811-07238) filed on April 15, 2004.

(50)
Amendment No. 1 to Subadvisory Agreement between SunAmerica and Morgan Stanley Investment Management
Inc. dated January 1, 2005. Incorporated herein by reference to Post-Effective Amendment No. 37 to the
Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 14, 2005.

(51)
Amendment No. 2 to Subadvisory Agreement between SunAmerica and Morgan Stanley Investment Management
Inc. dated October 3, 2005. Incorporated herein by reference to Post-Effective Amendment No. 39 to the
Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 13, 2006.

(52)
Amendment No. 3 to Subadvisory Agreement between SunAmerica and Morgan Stanley Investment Management
Inc. dated November 1, 2005. Incorporated herein by reference to Post-Effective Amendment No. 39 to the
Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 13, 2006.

(53)
Amendment No. 4 to Subadvisory Agreement between SunAmerica and Morgan Stanley Investment Management
Inc. dated October 2, 2007. Incorporated herein by reference to Post-Effective Amendment No. 45 to the
Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 18, 2008.

(54)
Amendment No. 5 to Subadvisory Agreement between SunAmerica and Morgan Stanley Investment Management
Inc. dated October 17, 2014. Incorporated herein by reference to Post-Effective Amendment No. 77 to the
Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on February 17, 2015.

4

(55)
Amendment No. 6 to Subadvisory Agreement between SunAmerica and Morgan Stanley Investment Management
Inc. dated November 1, 2020. Incorporated herein by reference to Post-Effective Amendment No. 123 to the
Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 30, 2021.

(56)
Subadvisory Agreement between SunAmerica and Pacific Investment Management Company LLC (“PIMCO”)
dated May 1, 2008. Incorporated herein by reference to Post-Effective Amendment No. 45 to the Registrant’s
Registration Statement on Form N-1A (File No. 811-07238) filed on April 18, 2008.

(57)
Amendment No. 1 to Subadvisory Agreement between SunAmerica and PIMCO dated March 21, 2013.
Incorporated herein by reference to Post-Effective Amendment No. 75 to the Registrant’s Registration Statement on
Form N-1A (File No. 811-07238) filed on April 25, 2014.

(58)
Amendment No. 2 to Subadvisory Agreement between SunAmerica and PIMCO dated January 25, 2021.
Incorporated herein by reference to Post-Effective Amendment No. 122 to the Registrant’s Registration Statement
on Form N-1A (File No. 811-07238) filed on January 25, 2021.

(59)
Amendment No. 3 to Subadvisory Agreement between SunAmerica and PIMCO, dated April 29, 2024.
Incorporated herein by reference to Post-Effective Amendment No. 133 to the Registrant’s Registration Statement
on Form N-1A (File No. 811-07238) filed on April 26, 2024.

(60)
Amended and Restated Sub-subadvisory Agreement between PIMCO and Research Affiliates, LLC, dated
February 4, 2022. Incorporated herein by reference to Post-Effective Amendment No. 128 to the Registrant’s
Registration Statement on Form N-1A (File No. 811-07238) filed on April 26, 2022.

(61)
Subadvisory Agreement between SunAmerica and PineBridge Investments, LLC dated March 29, 2010.
Incorporated herein by reference to Post-Effective Amendment No. 48 to the Registrant’s Registration Statement on
Form N-1A (File No. 811-07238) filed on April 22, 2010.

(62)
Amendment No. 1 to the Subadvisory Agreement between SunAmerica and PineBridge Investments, LLC, dated
October 1, 2013. Incorporated herein by reference to Post-Effective Amendment No. 123 to the Registrant’s
Registration Statement on Form N-1A (File No. 811-07238) filed on April 30, 2021.

(63)
Subadvisory Agreement between SunAmerica and Putnam Investment Management, LLC, dated January 1, 2024.
Incorporated herein by reference to Post-Effective Amendment No. 133 to the Registrant’s Registration Statement
on Form N-1A (File No. 811-07238) filed on April 26, 2024.

(64)
Subadvisory Agreement between SunAmerica and QS Investors, LLC dated July 31, 2020. Incorporated herein by reference to Post-Effective Amendment No. 123 to the Registrant’s Registration Statement on Form N-1A (File
No. 811-07238) filed on April 30, 2021.

(65)
Novation Agreement by and among SunAmerica, Franklin Advisers, Inc. and QS Investors, LLC, dated August 7,
2021, whereby all of QS Investors, LLC’s rights and obligations as subadviser were transferred to Franklin
Advisers, Inc. as a result of QS Investors, LLC’s merger with Franklin Advisers, Inc. Incorporated herein by reference to Post-Effective Amendment No. 128 to the Registrant’s Registration Statement on Form N-1A (File
No. 811-07238) filed on April 26, 2022.

(66)
Sub-subadvisory Agreement between QS Investors, LLC and Brandywine Global Investment Management, LLC
dated July 31, 2020. Incorporated herein by reference to Post-Effective Amendment No. 123 to the Registrant’s
Registration Statement on Form N-1A (File No. 811-07238) filed on April 30, 2021.

(67)
Sub-subadvisory Agreement between QS Investors, LLC and ClearBridge Investments, LLC dated July 31, 2020.
Incorporated herein by reference to Post-Effective Amendment No. 123 to the Registrant’s Registration Statement
on Form N-1A (File No. 811-07238) filed on April 30, 2021.

(68)
Sub-subadvisory Agreement between QS Investors, LLC and Western Asset Management Company dated July 31,
2020. Incorporated herein by reference to Post-Effective Amendment No. 123 to the Registrant’s Registration
Statement on Form N-1A (File No. 811-07238) filed on April 30, 2021.

(69)
Subadvisory Agreement between SunAmerica and Schroder Investment Management North America Inc. dated
January 13, 2016. Incorporated herein by reference to Post-Effective Amendment No. 85 to the Registrant’s
Registration Statement on Form N-1A (File No. 811-07238) filed on April 22, 2016.

(70)
Sub-subadvisory Agreement between Schroder Investment Management North America Inc. and Schroder
Investment Management North America Ltd. dated January 13, 2016. Incorporated herein by reference to Post-
Effective Amendment No. 85 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 22, 2016.

(71)
Amendment to Sub-subadvisory Agreement between Schroder Investment Management North America Inc. and
Schroder Investment Management North America Ltd. dated April 1, 2018. Incorporated herein by reference to
Post-Effective Amendment No. 106 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238)
filed on April 23, 2018.

5

	(72)
Subadvisory Agreement between SunAmerica and T. Rowe Price Associates, Inc. dated January 13, 2016.
Incorporated herein by reference to Post-Effective Amendment No. 85 to the Registrant’s Registration Statement on
Form N-1A (File No. 811-07238) filed on April 22, 2016.

	(73)
Amendment No. 1 to Subadvisory Agreement between SunAmerica and T. Rowe Price Associates, Inc. dated
October 4, 2017. Incorporated herein by reference to Post-Effective Amendment No. 106 to the Registrant’s
Registration Statement on Form N-1A (File No. 811-07238) filed on April 23, 2018.

	(74)
Sub-subadvisory Agreement between T. Rowe Price Agreement, Inc. and T. Rowe Price Investment Management,
Inc. on behalf of SA T. Rowe Price VCP Balanced Portfolio dated March 7, 2022. Incorporated herein by reference to Post-Effective Amendment No. 128 to the Registrant’s Registration Statement on Form N-1A (File No. 811-
07238) filed on April 26, 2022.

	(75)
Sub-subadvisory Agreement between T. Rowe Price Associates, Inc. and T. Rowe Price International Ltd. on behalf of the SA T. Rowe Price Asset Allocation Growth Portfolio, dated May 1, 2022. Incorporated herein by reference to
Post-Effective Amendment No. 129 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238)
filed on April 27, 2023.

	(76)
Amendment to Amended and Restated Sub-subadvisory Agreement between T. Rowe Price Associates, Inc. and T.
Rowe Price International Ltd. on behalf of the SA T. Rowe Price Asset Allocation Growth Portfolio and the SA T.
Rowe Price VCP Balanced Portfolio dated April 1, 2024. Incorporated herein by reference to Post-Effective
Amendment No. 133 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on
April 26, 2024.

	(77)
Sub-subadvisory Agreement between T. Rowe Price Associates, Inc. and T. Rowe Price Australia Limited on behalf of the SA T. Rowe Price VCP Balanced Portfolio, dated January 1, 2024. Incorporated herein by reference to Post-
Effective Amendment No. 132 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on February 23, 2024.

	(78)
Subadvisory Agreement between SunAmerica and Wellington Management Company, LLP, dated August 10, 2021.
Incorporated herein by reference to Post-Effective No. 128 to the Registrant’s Registration Statement on Form N-1A
(File No. 811-07238) filed on April 26, 2022.

	(79)
Master-Feeder Addendum to Investment Advisory and Management Agreement, as amended October 15, 2012.
Incorporated herein by reference to Post-Effective Amendment No. 70 to the Registrant’s Registration Statement on
Form N-1A (File No. 811-07238) filed on April 22, 2013.

	(80)
First Amended and Restated Master Advisory Fee Waiver Agreement between the Registrant and SunAmerica with respect to select Portfolios, dated November 1, 2024. Incorporated herein by reference to the Registrant’s
Registration Statement on Form N-14 (File No. 333-238871) filed on December 17, 2024.

	(81)
Voluntary Advisory Fee Waiver Agreement for the SA Franklin Small Company Value Portfolio dated November 1,
2022. Incorporated herein by reference to Post-Effective Amendment No. 129 to the Registrant’s Registration
Statement on Form N-1A (File No. 811-07238) filed on April 27, 2023.

(e)		Distribution Agreement between the Registrant and SunAmerica Capital Services, Inc. dated May 21, 2002. Incorporated herein by reference to the Registrant’s Form N-14AE filed August 21, 2003.
(f)		Inapplicable.
(g)	(1)
Master Custodian Agreement between the Registrant and State Street Bank and Trust Company effective
January 18, 2006. Incorporated herein by reference to Post-Effective Amendment No. 39 to the Registrant’s
Registration Statement on Form N-1A (File No. 811-07238) filed on April 13, 2006.

	(2)
Amendment to Master Custodian Agreement between the Registrant and State Street Bank and Trust Company
effective January 18, 2006. Incorporated herein by reference to Post-Effective Amendment No. 39 to the
Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 13, 2006.

(h)	(1)
Form of Fund Participation Agreement. Incorporated herein by reference to Post-Effective Amendment No. 35 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 15, 2004.

	(2)
Form of Addendum to Fund Participation Agreement. Incorporated herein by reference to Post-Effective
Amendment No. 27 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on July 5,
2001.

	(3)
Form of Addendum to Fund Participation Agreement for Class 1 Shares. Incorporated herein by reference to Post-
Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 17, 2009.

	(4)
Form of Amended and Restated Addendum to Fund Participation Agreement for Class 2 Shares. Incorporated
herein by reference to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A
(File No. 811-07238) filed on April 17, 2009.

6

(5)
Form of Amended and Restated Addendum to Fund Participation Agreement for Class 3 Shares. Incorporated
herein by reference to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A
(File No. 811-07238) filed on April 17, 2009.

(6)
Amendment No. 1 to the Participation Agreement with SunAmerica Annuity and Life Assurance Company dated
April 1, 2011 (Master-Feeder). Incorporated herein by reference to Post-Effective Amendment No. 67 to the
Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on October 2, 2012.

(7)
Form of Amendment No. 2 to the Participation Agreement with SunAmerica Annuity and Life Assurance Company
(Master-Feeder). Incorporated herein by reference to Post-Effective Amendment No. 67 to the Registrant’s
Registration Statement on Form N-1A (File No. 811-07238) filed on October 2, 2012.

(8)
Amendment No. 3 to the Participation Agreement with American General Life Insurance Company (successor to
SunAmerica Annuity Life Assurance Company) (Master-Feeder) dated July 31, 2013. Incorporated herein by reference to Post-Effective Amendment No. 109 to the Registrant’s Registration Statement on Form N-1A (File
No. 811-07238) filed on December 17, 2018.

(9)
Amendment No. 4 to the Participation Agreement with American General Life Insurance Company (Master-Feeder)
dated December 17, 2018. Incorporated herein by reference to Post-Effective Amendment No. 109 to the
Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on December 17, 2018.

(10)
Fund Participation Agreement with First SunAmerica Life Insurance Company dated September 1, 2006 (Master-
Feeder). Incorporated herein by reference to Post-Effective Amendment No. 67 to the Registrant’s Registration
Statement on Form N-1A (File No. 811-07238) filed on October 2, 2012.

(11)
Amendment No. 1 to the Participation Agreement with First SunAmerica Life Insurance Company dated April 1,
2011 (Master-Feeder). Incorporated herein by reference to Post-Effective Amendment No. 67 to the Registrant’s
Registration Statement on Form N-1A (File No. 811-07238) filed on October 2, 2012.

(12)
Form of Amendment No. 2 to the Participation Agreement with The United States Life Insurance Company in the
City of New York (successor to First SunAmerica Life Insurance Company) (Master-Feeder). Incorporated herein by reference to Post-Effective Amendment No. 67 to the Registrant’s Registration Statement on Form N-1A (File
No. 811-07238) filed on October 2, 2012.

(13)
Amendment No. 3 to the Participation Agreement with The United States Life Insurance Company in the City of
New York (Master-Feeder) dated July 31, 2013. Incorporated herein by reference to Post-Effective Amendment
No. 109 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on December 17,
2018.

(14)
Amendment No. 4 to the Participation Agreement with The United States Life Insurance Company in the City of
New York (Master-Feeder) dated December 17, 2018. Incorporated herein by reference to Post-Effective
Amendment No. 109 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on
December 17, 2018.

(15)
Form of Participation Agreement between SunAmerica Annuity and Life Assurance Company and the Registrant.
Incorporated herein by reference to Post-Effective Amendment No. 49 to the Registrant’s Registration Statement on
Form N-1A (File No. 811-07238) filed on April 21, 2011.

(16)
Form of Fund Participation Agreement between First SunAmerica Life Insurance Company and the Registrant.
Incorporated herein by reference to Post-Effective Amendment No. 49 to the Registrant’s Registration Statement on
Form N-1A (File No. 811-07238) filed on April 21, 2011.

(17)
Form of Participation Agreement between The Variable Annuity Life Insurance Company and the Registrant.
Incorporated herein by reference to Post-Effective Amendment No. 78 to the Registrant’s Registration Statement on
Form N-1A (File No. 811-07238) filed on April 24, 2015.

(18)
Form of Participation Agreement between The Variable Annuity Life Insurance Company, the Registrant, American
Funds Insurance Series® and Capital Research and Management Company. Incorporated herein by reference to
Post-Effective Amendment No. 78 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238)
filed on April 24, 2015.

(19)
Form of Shareholder Services Agreement between SunAmerica Annuity and Life Assurance Company and the
Registrant. Incorporated herein by reference to Post-Effective Amendment No. 49 to the Registrant’s Registration
Statement on Form N-1A (File No. 811-07238) filed on April 21, 2011.

(20)
Amendment No. 1 to the Shareholder Services Agreement between SunAmerica Annuity and Life Assurance
Company and the Registrant dated January 23, 2012. Incorporated herein by reference to Post-Effective
Amendment No. 62 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on
April 23, 2012.

7

(21)
Amendment No. 2 to the Shareholder Services Agreement between SunAmerica Annuity and Life Assurance
Company and the Registrant dated July 16, 2012. Incorporated herein by reference to Post-Effective Amendment
No. 67 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on October 2, 2012.

(22)
Amendment No. 3 to the Shareholder Services Agreement between SunAmerica Annuity and Life Assurance
Company and the Registrant dated October 15, 2012. Incorporated herein by reference to Post-Effective
Amendment No. 70 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on
April 22, 2013.

(23)
Amendment No. 4 to the Shareholder Services Agreement between American General Life Insurance Company and the Registrant dated May 1, 2013. Incorporated herein by reference to Post-Effective Amendment No. 75 to the
Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 25, 2014.

(24)
Amendment No. 5 to the Shareholder Services Agreement between American General Life Insurance Company and the Registrant dated January 13, 2016. Incorporated herein by reference to Post-Effective Amendment No. 85 to the
Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 22, 2016.

(25)
Amendment No. 6 to the Shareholder Services Agreement between American General Life Insurance Company and the Registrant dated February 6, 2017. Incorporated herein by reference to Post-Effective Amendment No. 94 to the
Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 26, 2017.

(26)
Amendment No. 7 to the Shareholder Services Agreement between American General Life Insurance Company and the Registrant dated May 1, 2017. Incorporated herein by reference to Post-Effective Amendment No. 112 to the
Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 30, 2019.

(27)
Amendment No. 8 to the Shareholder Services Agreement between American General Life Insurance Company and the Registrant dated August 16, 2017. Incorporated herein by reference to Post-Effective Amendment No. 112 to the
Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 30, 2019.

(28)
Amendment No. 9 to the Shareholder Services Agreement between American General Life Insurance Company and the Registrant dated October 4, 2017. Incorporated herein by reference to Post-Effective Amendment No. 112 to the
Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 30, 2019.

(29)
Form of Amendment No.10 to the Shareholder Services Agreement between American General Life Insurance
Company and the Registrant. Incorporated herein by reference to Post-Effective Amendment No. 106 to the
Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 23, 2018.

(30)
Form of Amendment No. 11 to the Shareholder Services Agreement between American General Life Insurance
Company and the Registrant. Incorporated herein by reference to Post-Effective Amendment No. 112 to the
Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 30, 2019.

(31)
Amendment No. 12 to the Shareholder Services Agreement between American General Life Insurance Company and the Registrant dated October 7, 2019. Incorporated herein by reference to Post-Effective Amendment No. 115 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on October 7, 2019.

(32)
Amendment No. 13 to the Shareholder Services Agreement between American General Life Insurance Company and the Registrant dated October 13, 2020. Incorporated herein by reference to Post-Effective Amendment No. 120 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on October 13, 2020.

(33)
Amendment No. 14 to the Shareholder Services Agreement between American General Life Insurance Company and the Registrant, dated August 10, 2021. Incorporated herein by reference to Post-Effective Amendment No. 127 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on August 10, 2021.

(34)
Form of Shareholder Services Agreement between First SunAmerica Life Insurance Company and the Registrant.
Incorporated herein by reference to Post-Effective Amendment No. 49 to the Registrant’s Registration Statement on
Form N-1A (File No. 811-07238) filed on April 21, 2011.

(35)
Amendment No. 1 to the Shareholder Services Agreement between The United States Life Insurance Company in the City of New York (formerly, First SunAmerica Life Insurance Company) and the Registrant dated January 23,
2012. Incorporated herein by reference to Post-Effective Amendment No. 62 to the Registrant’s Registration
Statement on Form N-1A (File No. 811-07238) filed on April 23, 2012.

(36)
Amendment No. 2 to the Shareholder Services Agreement between The United States Life Insurance Company in the City of New York and the Registrant dated July 16, 2012. Incorporated herein by reference to Post-Effective
Amendment No. 67 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on
October 2, 2012.

(37)
Amendment No. 3 to the Shareholder Services Agreement between The United States Life Insurance Company in the City of New York and the Registrant dated October 15, 2012. Incorporated herein by reference to Post-Effective
Amendment No. 70 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on
April 22, 2013.

8

(38)
Form of Amendment No. 4 to the Shareholder Services Agreement between The United States Life Insurance
Company in the City of New York and the Registrant. Incorporated herein by reference to Post-Effective
Amendment No. 70 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on
April 22, 2013.

(39)
Amendment No. 5 to the Shareholder Services Agreement between The United States Life Insurance Company in the City of New York and the Registrant dated January 13, 2016. Incorporated herein by reference to Post-Effective
Amendment No. 85 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on
April 22, 2016.

(40)
Amendment No. 6 to the Shareholder Services Agreement between The United States Life Insurance Company in the City of New York and the Registrant dated February 6, 2017. Incorporated herein by reference to Post-Effective
Amendment No. 94 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on
April 26, 2017.

(41)
Amendment No. 7 to the Shareholder Services Agreement between The United States Life Insurance Company in the City of New York and the Registrant dated May 1, 2017. Incorporated herein by reference to Post-Effective
Amendment No. 112 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on
April 30, 2019.

(42)
Amendment No. 8 to the Shareholder Services Agreement between The United States Life Insurance Company in the City of New York and the Registrant dated August 16, 2017. Incorporated herein by reference to Post-Effective
Amendment No. 112 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on
April 30, 2019.

(43)
Amendment No. 9 to the Shareholder Services Agreement between The United States Life Insurance Company in the City of New York and the Registrant dated October 4, 2017. Incorporated herein by reference to Post-Effective
Amendment No. 112 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on
April 30, 2019.

(44)
Form of Amendment No. 10 to the Shareholder Services Agreement between The United States Life Insurance
Company in the City of New York and the Registrant. Incorporated herein by reference to Post-Effective
Amendment No. 106 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on
April 23, 2018.

(45)
Form of Amendment No. 11 to the Shareholder Services Agreement between The United States Life Insurance
Company in the City of New York and the Registrant. Incorporated herein by reference to Post-Effective
Amendment No. 112 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on
April 30, 2019.

(46)
Amendment No. 12 to the Shareholder Services Agreement between The United States Life Insurance Company in the City of New York and the Registrant dated October 7, 2019. Incorporated herein by reference to Post-Effective
Amendment No. 115 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on
October 7, 2019.

(47)
Amendment No. 13 to the Shareholder Services Agreement between The United States Life Insurance Company in the City of New York and the Registrant dated October 13, 2020. Incorporated herein by reference to Post-Effective
Amendment No. 120 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on
October 13, 2020.

(48)
Amendment No. 14 to the Shareholder Services Agreement between The United States Life Insurance Company in the City of New York and the Registrant dated August 10, 2021. Incorporated herein by reference to Post-Effective
Amendment No. 127 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on
August 10, 2021.

(49)
Form of Shareholder Services Agreement between The Variable Annuity Life Insurance Company and the
Registrant. Incorporated herein by reference to Post-Effective Amendment No. 78 to the Registrant’s Registration
Statement on Form N-1A (File No. 811-07238) filed on April 24, 2015.

(50)
Amendment No. 1 to the Shareholder Services Agreement between The Variable Annuity Life Insurance Company and the Registrant dated February 6, 2017. Incorporated herein by reference to Post-Effective Amendment No. 94 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 26, 2017.

(51)
Amendment No. 2 to the Shareholder Services Agreement between The Variable Annuity Life Insurance Company and the Registrant dated May 1, 2017. Incorporated herein by reference to Post-Effective Amendment No. 112 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 30, 2019.

(52)
Amendment No. 3 to the Shareholder Services Agreement between The Variable Annuity Life Insurance Company and the Registrant dated August 16, 2017. Incorporated herein by reference to Post-Effective Amendment No. 112 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 30, 2019.

9

(53)
Amendment No. 4 to the Shareholder Services Agreement between The Variable Annuity Life Insurance Company and the Registrant dated October 4, 2017. Incorporated herein by reference to Post-Effective Amendment No. 112 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 30, 2019.

(54)
Form of Amendment No. 5 to the Shareholder Services Agreement between The Variable Annuity Life Insurance
Company and the Registrant. Incorporated herein by reference to Post-Effective Amendment No. 106 to the
Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 23, 2018.

(55)
Form of Amendment No. 6 to the Shareholder Services Agreement between The Variable Annuity Life Insurance
Company and the Registrant. Incorporated herein by reference to Post-Effective Amendment No. 112 to the
Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 30, 2019.

(56)
Amendment No. 7 to the Shareholder Services Agreement between The Variable Annuity Life Insurance Company and the Registrant dated October 7, 2019. Incorporated herein by reference to Post-Effective Amendment No. 115 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on October 7, 2019.

(57)
Amendment No. 8 to the Shareholder Services Agreement between The Variable Annuity Life Insurance Company and the Registrant dated October 13, 2020. Incorporated herein by reference to Post-Effective Amendment No. 115 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on October 13, 2020.

(58)
Amendment No. 9 to the Shareholder Services Agreement between The Variable Annuity Life Insurance Company and the Registrant, dated August 10, 2021. Incorporated herein by reference to Post-Effective Amendment No. 127 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on August 10, 2021.

(59)
Form of Indemnification Agreement between the Registrant and Trustee. Incorporated herein by reference to Post-
Effective Amendment No. 131 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on July 5, 2023.

(60)
Master Transfer Agency and Service Agreement between VALIC Retirement Services Company and the Registrant dated May 1, 2013. Incorporated herein by reference to Post-Effective Amendment No. 75 to the Registrant’s
Registration Statement on Form N-1A (File No. 811-07238) filed on April 25, 2014.

(61)
Second Amended and Restated Expense Limitation Agreement between the Registrant, on behalf of certain
Portfolios, and SunAmerica, dated November 1, 2023. Incorporated herein by reference to Post-Effective
Amendment No. 133 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on
April 26, 2024.

(62)
Rule 12d1-4 Fund of Funds Investment Agreement between the Registrant, on behalf of the SA BlackRock Multi-
Factor 70/30 Portfolio, and BlackRock ETF Trust, BlackRock ETF Trust II, iShares Trust, iShares, Inc. and iShares
U.S. ETF Trust, dated January 19, 2022. Incorporated herein by reference to Post-Effective Amendment No. 128 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 26, 2022.

(i)	(1)
Opinion and Consent of Counsel Bingham McCutchen dated April 21, 2011. Incorporated herein by reference to
Post-Effective Amendment No. 49 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238)
filed on April 21, 2011.

(2)
Opinion and Consent of Counsel Bingham McCutchen dated January 20, 2012 – Foreign Value & Small & Mid
Cap Value Portfolios Class 1. Incorporated herein by reference to Post-Effective Amendment No. 58 to the
Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on January 20, 2012.

(3)
Opinion and Consent of Counsel Bingham McCutchen dated January 20, 2012 – SunAmerica Dynamic Allocation
Portfolio. Incorporated herein by reference to Post-Effective Amendment No. 58 to the Registrant’s Registration
Statement on Form N-1A (File No. 811-07238) filed on January 20, 2012.

(4)
Opinion and Consent of Counsel Bingham McCutchen dated June 28, 2012 – SunAmerica Dynamic Strategy
Portfolio. Incorporated herein by reference to Post-Effective Amendment No. 64 to the Registrant’s Registration
Statement on Form N-1A (File No. 811-07238) filed on June 29, 2012.

(5)
Opinion and Consent of Counsel Bingham McCutchen dated October 2, 2012 – Protected Asset Allocation SAST
Portfolio. Incorporated herein by reference to Post-Effective Amendment No. 67 to the Registrant’s Registration
Statement on Form N-1A (File No. 811-07238) filed on October 2, 2012.

(6)
Opinion and Consent of Counsel Bingham McCutchen dated April 19, 2013 – VCP Total Return Balanced and
VCP Value Portfolios. Incorporated herein by reference to Post-Effective Amendment No. 70 to the Registrant’s
Registration Statement on Form N-1A (File No. 811-07238) filed on April 22, 2013.

(7)
Opinion and Consent of Counsel Morgan, Lewis & Bockius LLP dated January 13, 2016 – SA BlackRock VCP
Global Multi Asset Portfolio, SA Schroders VCP Global Allocation Portfolio and SA T. Rowe Price VCP Balanced
Portfolio. Incorporated herein by reference to Post-Effective Amendment No. 81 to the Registrant’s Registration
Statement on Form N-1A (File No. 811-07238) filed on January 13, 2016.

10

	(8)
Opinion and Consent of Counsel Morgan, Lewis & Bockius LLP dated April 22, 2016 – American Funds® Asset
Allocation SAST Portfolio, American Funds® Global Growth SAST Portfolio, American Funds® Growth SAST
Portfolio, American Funds® Growth-Income SAST Portfolio, SunAmerica Dynamic Allocation Portfolio,
SunAmerica Dynamic Strategy Portfolio, VCPSM Managed Asset Allocation SAST Portfolio, VCP Total Return
BalancedSM Portfolio and VCPSM Value Portfolio (Class 1 Shares). Incorporated herein by reference to Post-
Effective Amendment No. 85 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 22, 2016.

	(9)
Opinion and Consent of Counsel Morgan, Lewis & Bockius LLP dated May 11, 2016 – SA BlackRock VCP
Global Multi Asset Portfolio, SA Schroders VCP Global Allocation Portfolio and SA T. Rowe Price VCP Balanced
Portfolio. Incorporated herein by reference to Post-Effective Amendment No. 86 to the Registrant’s Registration
Statement on Form N-1A (File No. 811-07238) filed on May 11, 2016.

	(10)
Opinion and Consent of Counsel Morgan, Lewis & Bockius LLP dated February 1, 2017 – SA Fixed Income
Index Portfolio, SA International Index Portfolio, SA Mid Cap Index Portfolio, SA Small Cap Index Portfolio, SA
Index Allocation 60/40 Portfolio, SA Index Allocation 80/20 Portfolio and SA Index Allocation 90/10 Portfolio.
Incorporated herein by reference to Post-Effective Amendment No. 90 to the Registrant’s Registration Statement on
Form N-1A (File No. 811-07238) filed on February 1, 2017.

	(11)
Opinion and Consent of Counsel Morgan, Lewis & Bockius LLP dated April 20, 2018 – SA Large Cap Growth
Index Portfolio, SA Large Cap Value Index Portfolio, SA Emerging Markets Equity Index Portfolio, SA Global
Index Allocation 60/40 Portfolio, SA Global Index Allocation 75/25 Portfolio and SA Global Index Allocation
90/10 Portfolio. Incorporated herein by reference to Post-Effective Amendment No. 106 to the Registrant’s
Registration Statement on Form N-1A (File No. 811-07238) filed on April 23, 2018.

	(12)
Opinion and Consent of Counsel Morgan, Lewis & Bockius LLP dated April 30, 2019 – SA Fidelity Institutional
AM® International Growth Portfolio. Incorporated herein by reference to Post-Effective Amendment No. 112 to the
Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 30, 2019.

	(13)
Opinion and Consent of Counsel Morgan, Lewis & Bockius LLP dated October 7, 2019 – SA Franklin U.S. Equity
Smart Beta Portfolio dated October 7, 2019. Incorporated herein by reference to Post-Effective Amendment
No. 115 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on October 7, 2019.

	(14)
Opinion and Consent of Counsel Morgan, Lewis & Bockius LLP dated October 13, 2020 – SA BlackRock Multi
Factor 70/30 Portfolio. Incorporated herein by reference to Post-Effective Amendment No. 120 to the Registrant’s
Registration Statement on Form N-1A (File No. 811-07238) filed on October 13, 2020.

	(15)
Opinion and Consent of Counsel Morgan, Lewis & Bockius LLP dated June 30, 2021 – SA JPMorgan Diversified
Balanced Portfolio. Incorporated herein by reference to the Registrant’s Registration Statement on Form N-14 (File
No. 333-257555) filed on June 30, 2021.

	(16)
Opinion and Consent of Counsel Morgan, Lewis & Bockius LLP dated June 30, 2021 – SA JPMorgan Mid-Cap
Growth Portfolio. Incorporated herein by reference to the Registrant’s Registration Statement on Form N-14 (File
No. 333-257555) filed on June 30, 2021.

	(17)
Opinion and Consent of Counsel Morgan, Lewis & Bockius LLP dated August 10, 2021 – SA Wellington Capital
Appreciation Portfolio, SA Wellington Government and Quality Bond Portfolio and SA Wellington Strategic Multi-
Asset Portfolio. Incorporated herein by reference to Post-Effective Amendment No. 127 to the Registrant’s
Registration Statement on Form N-1A (File No. 811-07238) filed on August 10, 2021.

(j)	(1)	Consent of Independent Registered Public Accounting Firm -- to be filed by amendment.
(k)		Inapplicable.
(l)		Inapplicable.
(m)	(1)
Distribution Plan Pursuant to Rule 12b-1 (Class 1 Shares, formerly Class A Shares), as amended August 10, 2021.
Incorporated herein by reference to Post-Effective Amendment No. 127 to the Registrant’s Registration Statement
on Form N-1A (File No. 811-07238) filed on August 10, 2021.

	(2)
Distribution and Service Plan Pursuant to Rule 12b-1 (Class 2 Shares, formerly Class B Shares), as amended
August 10, 2021. Incorporated herein by reference to Post-Effective Amendment No. 127 to the Registrant’s
Registration Statement on Form N-1A (File No. 811-07238) filed on August 10, 2021.

	(3)
Distribution and Service Plan Pursuant to Rule 12b-1 (Class 3 Shares), as amended August 10, 2021. Incorporated herein by reference to Post-Effective Amendment No. 127 to the Registrant’s Registration Statement on Form N-1A
(File No. 811-07238) filed on August 10, 2021.

(n)
Amended and Restated Plan Pursuant to 18f-3. Incorporated herein by reference to Post-Effective Amendment
No. 31 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on August 1, 2002.

(o)		Reserved.
11

(p)	(1)	Code of Ethics of SunAmerica. Incorporated herein by reference to Post-Effective Amendment No. 129 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 27, 2023.
	(2)
Code of Ethics of AllianceBernstein L.P. Incorporated herein by reference to Post-Effective Amendment No. 129 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 27, 2023.

	(3)
Code of Ethics of BlackRock Investment Management, LLC. Incorporated herein by reference to Post-Effective
Amendment No. 129 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on
April 27, 2023.

	(4)
Code of Ethics of Brandywine Global Investment Management, LLC. Incorporated herein by reference to Post-
Effective Amendment No. 129 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 27, 2023.

	(5)
Code of Ethics of ClearBridge Investments, LLC. Incorporated herein by reference to Post-Effective Amendment
No. 129 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 27, 2023.

	(6)
Code of Ethics of Federated Hermes, Inc. Incorporated herein by reference to Post-Effective Amendment No. 128 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 26, 2022.

	(7)	Code of Ethics of FIAM LLC. Incorporated herein by reference to Post-Effective Amendment No. 133 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 26, 2024.
	(8)
Code of Ethics of Franklin Templeton Investments. Incorporated herein by reference to Post-Effective Amendment
No. 128 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 26, 2022.

	(9)
Code of Ethics of Goldman Sachs Asset Management International and Goldman Sachs Asset Management, L.P.
Incorporated herein by reference to Post-Effective Amendment No. 129 to the Registrant’s Registration Statement
on Form N-1A (File No. 811-07238) filed on April 27, 2023.

	(10)
Code of Ethics of Invesco Advisers, Inc. Incorporated herein by reference to Post-Effective Amendment No. 133 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 26, 2024.

	(11)
Code of Ethics of Janus Henderson Investors US LLC. Incorporated herein by reference to Post-Effective
Amendment No. 128 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on
April 26, 2022.

	(12)
Code of Ethics of J.P. Morgan Investment Management Inc. Incorporated herein by reference to Post-Effective
Amendment No. 129 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on
April 27, 2023.

	(13)
Code of Ethics of Massachusetts Financial Services Company. Incorporated herein by reference to Post-Effective
Amendment No. 133 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on
April 26, 2024.

	(14)
Code of Ethics of Morgan Stanley Investment Management Inc. Incorporated herein by reference to Post-Effective
Amendment No. 129 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on
April 27, 2023.

	(15)	Code of Ethics of PIMCO. Incorporated herein by reference to Post-Effective Amendment No. 133 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 26, 2024.
	(16)
Code of Ethics of PineBridge Investments LLC. Incorporated herein by reference to Post-Effective Amendment
No. 129 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 27, 2023.

	(17)
Code of Ethics of Putnam Investment Management, LLC. Incorporated herein by reference to Post-Effective
Amendment No. 133 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on
April 26, 2024.

	(18)
Code of Ethics of Research Affiliates, LLC. Incorporated herein by reference to Post-Effective Amendment No. 129 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 27, 2023.

	(19)
Code of Ethics of Schroder Investment Management North America, Inc. Incorporated herein by reference to Post-
Effective Amendment No. 133 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 26, 2024.

	(20)
Code of Ethics of T. Rowe Price Associates, Inc. Incorporated herein by reference to Post-Effective Amendment
No. 133 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 26, 2024.

	(21)
Code of Ethics of Wellington Management Company LLP. Incorporated herein by reference to Post-Effective
Amendment No. 133 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on
April 26, 2024.

	(22)
Code of Ethics of American Funds®. Incorporated herein by reference to Post-Effective Amendment No. 49 to the
Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 21, 2011.

12

(23)
Code of Ethics of The Capital Group Companies, Inc. Incorporated herein by reference to Post-Effective
Amendment No. 130 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on
May 4, 2023.

(q)		Power of Attorney. Incorporated herein by reference to Post-Effective Amendment No. 132 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on February 23, 2024.
Item 29. Persons Controlled by or Under Common Control with the Registrant.
No person is controlled by or under common control with the Registrant. All of the outstanding common stock of the Registrant is owned by separate accounts of American General Life Insurance Company, The United States Life Insurance Company in the City of New York, The Variable Annuity Life Insurance Company, and variable Nassau Life Insurance Company. Common stock of the Registrant is also held by certain Portfolios of the Trust and of Seasons Series Trust (“SST”) that are managed as “funds-of-funds.”
Item 30. Indemnification.
Section 9.5 of the Registrant’s Declaration of Trust relating to the indemnification of officers and trustees is quoted below:
Section 9.5. Indemnification and Advancement of Expenses. Subject to the exceptions and limitations contained in this Section 9.5, every person who is, or has been, a Trustee, officer, or employee of the Trust, including persons who serve at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (hereinafter referred to as a “Covered Person”), shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee, director, officer, employee or agent and against amounts paid or incurred by him in settlement thereof.
No indemnification shall be provided hereunder to a Covered Person to the extent such indemnification is prohibited by applicable federal law.
The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a Person.
Subject to applicable federal law, expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under this Section 9.5 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 9.5.
To the extent that any determination is required to be made as to whether a Covered Person engaged in conduct for which indemnification is not provided as described herein, or as to whether there is reason to believe that a Covered Person ultimately will be found entitled to indemnification, the Person or Persons making the determination shall afford the Covered Person a rebuttable presumption that the Covered Person has not engaged in such conduct and that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.
As used in this Section 9.5, the words “claim,” “action,” “suit” or “proceeding” shall apply to all claims, demands, actions, suits, investigations, regulatory inquiries, proceedings or any other occurrence of a similar nature, whether actual or threatened and whether civil, criminal, administrative or other, including appeals, and the words “liability” and “expenses” shall include without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.
The Investment Advisory and Management Agreement and Subadvisory Agreements each provide in essence that under certain circumstances the Investment Adviser or the Subadviser (and their officers, directors, agents, employees, controlling persons, shareholders and any other person or entity affiliated with the Investment Adviser or Subadviser to perform or assist in the performance of its obligations under each Agreement) shall not be subject to liability to the Trust or to any other person for any act or omission in the course of, or connected with, rendering services, including without limitation, any error of judgment or mistake of law or for any loss suffered by any of them in connection with the matters to which each Agreement relates, except to the extent specified in section 36(b) of the Investment Company Act of 1940 concerning loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services. Except for disabling conduct (willfulness misfeasance, bad faith, gross negligence or reckless disregard of obligations and duties), the Trust shall indemnify the Investment Adviser (and its
13

officers and agents, employees, controlling persons, shareholders, and any other person or entity affiliated with the Investment Adviser) from any liability arising from the Investment Adviser’s conduct under the Investment Advisory and Management Agreement.
Item 31. Business and Other Connections of the Investment Adviser.
SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser of the Trust, is primarily in the business of providing investment management, advisory and administrative services. Reference is made to the most recent Form ADV and schedules thereto of SunAmerica on file with the SEC (File No. 801-19813) for a description of the names and employment of the directors and officers of SunAmerica and other required information.
Any other business, profession, vocation or employment of a substantial nature in which each director or officer of SunAmerica is or has been, at any time during the last two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee are as follows:
Name	Adviser	Position with Adviser	Other positions held by directors, officers or partners of the Adviser*
Bryan Pinsky	SunAmerica	Director	Senior Vice President, American General Life Insurance Company & The United States Life Insurance Company in the City of New York
John T. Genoy	SunAmerica	Director, President and Chief Operating Officer	Vice President, Corebridge Capital Services, Inc. (“CCS”); Vice President, Chief Financial Officer & Controller, AFS
Timothy Campion	SunAmerica	Senior Vice President	None
Andrew Sheridan	SunAmerica	Senior Vice President	None
Thomas Bennett	SunAmerica	Vice President	President, AFS
Justin J. W. Caulfield	SunAmerica	Vice President, Treasurer
Treasurer & Vice President,
AFS, SAFG Retirement
Services, Inc., AGC Life
Insurance Company,
American General Life
Insurance Company, The
United States Life Insurance
Company in the City of
New York, The Variable
Annuity Life Insurance
Company & VALIC
Retirement Services
Company

Daniel R. Cricks	SunAmerica	Vice President, Tax Officer
Vice President and Tax
Officer, SAFG Retirement
Services, Inc., CCS, AFS,
AGC Life Insurance
Company, The Variable
Annuity Life Insurance
Company, American General
Life Insurance Company &
The United States Life
Insurance Company in the
City of New York

14

Name	Adviser	Position with Adviser	Other positions held by directors, officers or partners of the Adviser*
Frank Curran	SunAmerica	Senior Vice President, Controller	Vice President, Controller, Financial Operations Principal, Chief Financial Officer & Treasurer, CCS
Kathleen Fuentes	SunAmerica	Senior Vice President, General Counsel	None
Matthew J. Hackethal	SunAmerica	Vice President, Chief Compliance Officer	None
John Halpin	SunAmerica	Vice President	None
Salimah Shamji	SunAmerica	Vice President	None
Julie A. Cotton Hearne	SunAmerica	Vice President, Secretary
Assistant Secretary, SAFG
Retirement Services, Inc.;
Vice President & Secretary,
CCS; Secretary, SunAmerica
Retirement Markets, Inc.;
Secretary & Vice President,
American General Life
Insurance Company, The
Variable Annuity Life
Insurance Company & The
United States Life Insurance
Company in the City of
New York

Christopher Tafone	SunAmerica	Vice President	None
Elizabeth Mauro	SunAmerica	Vice President	None
Rosemary Foster	SunAmerica	Assistant Secretary
Assistant Secretary, CCS,
AFS, American General Life
Insurance Company, SAFG
Retirement Services, Inc.,
The United States Life
Insurance Company in the
City of New York, The
Variable Annuity Life
Insurance Company, VALIC
Financial Advisors, Inc. &
VALIC Retirement Services
Company

Virginia N. Puzon	SunAmerica	Assistant Secretary
Director, Corporate Legal
Affairs and Assistant
Secretary, SAFG Retirement
Services, Inc., CCS,
American General Life
Insurance Company & The
United States Life Insurance
Company in the City of
New York

15

Name	Adviser	Position with Adviser	Other positions held by directors, officers or partners of the Adviser*
Valerie Vetters	SunAmerica	Vice President, Tax Officer
Vice President and Tax
Officer, AGC Life Insurance
Company, American General
Life Insurance Company, The
United States Life Insurance
Company in the City of
New York, VALIC
Retirement Services
Company and The Variable
Annuity Life Insurance
Company; Vice President,
VALIC Financial Advisors,
Inc.

Mersini G. Keller	SunAmerica	Vice President, Tax Officer	Vice President and Tax Officer, CCS and The Variable Annuity Life Insurance Company
*
Principal Business Addresses:
American International Group, Inc., 175 Water Street, New York, NY 10038
SAFG Retirement Services, Inc., 21650 Oxnard Street, 10th Floor, Woodland Hills, CA 91367
AIG Life Holdings, Inc., 2929 Allen Parkway, Houston, TX 77019
American General Life Insurance Company, 2727-A Allen Parkway, Houston, TX 77019
The United States Life Insurance Company in the City of New York, One World Financial Center, 200 Liberty Street, New York, NY 10281
The Variable Annuity Life Insurance Company, 2929 Allen Parkway, Houston, TX 77019
SunAmerica Retirement Markets, Inc., 21650 Oxnard Street, Suite 750, Woodland Hills, CA 91367
AIG Capital Services, Inc., 30 Hudson Street, 16th Floor, Jersey City, New Jersey 07302
AIG Fund Services, Inc., 30 Hudson Street, 16th Floor, Jersey City, New Jersey 07302
Reference is also made to the caption “Fund Management” in the Prospectus constituting Part A of the Registration Statement and “Investment Advisory and Management Agreement,” “Distribution Agreement,” and “Trustees and Officers of the Trust” in the Statement of Additional Information constituting Part B of the Registration Statement.
AllianceBernstein L.P. (formerly, Alliance Capital Management L.P.), BlackRock Investment Management, LLC, Brandywine Global Investment Management, LLC, ClearBridge Investments, LLC, Federated Investment Management Company, FIAM LLC, Franklin Advisers, Inc., Franklin Mutual Advisers, LLC, Goldman Sachs Asset Management International, Goldman Sachs Asset Management, L.P., Invesco Advisers, Inc., J.P. Morgan Investment Management Inc., Janus Capital Management LLC, Massachusetts Financial Services Company, Morgan Stanley Investment Management Inc., Morgan Stanley Investment Management Limited, Pacific Investment Management Company LLC, PineBridge Investments LLC, Putnam Investment Management, LLC, Research Affiliates, LLC, Schroder Investment Management North America, Inc., Schroder Investment Management North America Limited, T. Rowe Price Associates, Inc., T. Rowe Price Australia Limited, T. Rowe Price International Limited, T. Rowe Price Investment Management, Inc., Wellington Management Company LLP, and Western Asset Management Company as the Subadvisers of certain of the portfolios of the Trust, are primarily engaged in the business of rendering investment advisory services. Reference is made to the most recent Form ADV and schedules thereto on file with the Commission for a description of the names and employment of the directors and officers of the above referenced Subadvisers.
File No.
SunAmerica Asset Management LLC	801-19813
AllianceBernstein L.P.	801-56720
BlackRock Investment Management LLC	801-56972
Brandywine Global Investment Management LLC	801-27792
ClearBridge Investments, LLC	801-64710
16

File No.
Federated Investment Management Company	801-34612
FIAM LLC	801-63658
Franklin Advisers Inc.	801-26292
Franklin Mutual Advisers LLC	801-53068
Goldman Sachs Asset Management International	801-38157
Goldman Sachs Asset Management L.P.	801-37591
Invesco Advisers Inc.	801-33949
J.P. Morgan Investment Management Inc.	801-21011
Janus Capital Management LLC	801-13991
Massachusetts Financial Services Company	801-17352
Morgan Stanley Investment Management Inc.	801-15757
Morgan Stanley Investment Management Limited	801-26847
Pacific Investment Management Company LLC	801-48187
PineBridge Investments LLC	801-18759
Putnam Investment Management LLC	801-7974
Research Affiliates LLC	801-61153
Schroder Investment Management North America Inc.	801-15834
Schroder Investment Management North America Limited	801-37163
T. Rowe Price Associates Inc.	801-856
T. Rowe Price International Limited	801-61894
T. Rowe Price Investment Management, Inc.	801- 121434
T. Rowe Price Australia Limited	801- 112672
Wellington Management Company LLP	801-15908
Western Asset Management Company	801-8162
Item 32. Principal Underwriters.
Corebridge Capital Services, Inc. (“CCS”) serves as Principal Underwriter for the Trust.
(a) Not applicable.
(b) The following persons are the officers and directors of CCS, the principal underwriter of the Registrant’s shares. The principal business address for each of these officers and directors, unless otherwise noted, is 30 Hudson Street, 16th Floor, Jersey City, New Jersey 07302.
Name	Position With Underwriter	Position with the Registrant
Christina M. Nasta	Chairman of the Board of Directors, President and Chief Executive Officer	None
John P. Byrne III 2919 Allen Parkway Houston, TX 77019	Director	None
Nicholas G. Intrieri	Director	None
Ryan Tapak	Director	None
Eric Taylor	Director	None
Michael Fortey	Chief Compliance Officer	None
Frank P. Curran	Vice President, Chief Financial Officer, Chief Operations Officer, Treasurer and Controller	None
Mallary L. Reznik 21650 Oxnard St. Woodland Hills, CA 91367	Vice President	None
John T. Genoy	Vice President	President
17

Name	Position With Underwriter	Position with the Registrant
Daniel R. Cricks 2727A Allen Parkway Houston, TX 77019	Vice President and Tax Officer	None
Julie A. Cotton Hearn 2919 Allen Parkway Houston, TX 77019	Vice President and Secretary	None
Margaret Chih	Tax Officer	None
Mersini G. Keller	Vice President and Tax Officer	None
Valerie Vetters	Tax Officer	None
Marjorie Brothers 2919 Allen Parkway Houston, TX 77019	Assistant Secretary	None
Rosemary Foster 2919 Allen Parkway Houston, TX 77019	Assistant Secretary	None
Virginia N. Puzon 21650 Oxnard St. Woodland Hills, CA 91367	Assistant Secretary	None
(c) Not applicable.
Item 33. Location of Accounts and Records.
State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, acts as custodian. It maintains books, records and accounts pursuant to the instructions of the Trust.
Corebridge Capital Services, Inc. (f/k/a AIG Capital Services, Inc.) is located at 30 Hudson Street, 16th Floor, Jersey City, New Jersey 07302.
VALIC Retirement Services Company, 2929 Allen Parkway, Houston, Texas 77019, acts as transfer agent and dividend paying agent. It maintains books, records and accounts pursuant to the instructions of the Trust.
SunAmerica Asset Management, LLC is located at 30 Hudson Street, 16th Floor, Jersey City, New Jersey 07302 and at 2919 Allen Parkway, Houston, Texas 77019.
AllianceBernstein L.P. is located at 1345 Avenue of the Americas, New York, New York, 10105.
BlackRock Investment Management, LLC is located at 1 University Square Drive, Princeton, New Jersey 08540-6455.
Brandywine Global Investment Management, LLC is located at 2929 Arch Street, 8th Floor, Philadelphia, Pennsylvania 19104.
ClearBridge Investments, LLC is located at 620 Eighth Avenue, New York, New York 10018.
Federated Investment Management Company is located at 1001 Liberty Avenue, Pittsburgh, Pennsylvania, 15222-3779.
FIAM LLC (formerly, Pyramis Global Investors, LLC) is located at 900 Salem Street, Smithfield, Rhode Island 02917.
Franklin Advisory Services, LLC is located at 101 John F. Kennedy Parkway, Short Hills, New Jersey 07078.
Franklin Mutual Advisers, LLC is located at 101 John F. Kennedy Parkway, Short Hills, New Jersey 07078.
Goldman Sachs Asset Management International is located at River Court, 120 Fleet Street, London EC4A 288, United Kingdom.
Goldman Sachs Asset Management L.P. is located at 200 West Street, New York, New York 10282.
Invesco Advisers, Inc. is located at 1331 Spring Street, N.W., Atlanta, Georgia 30309.
18

J.P. Morgan Investment Management Inc. is located at 270 Park Avenue, New York, New York 10017.
Janus Capital Management, LLC is located at 151 Detroit Street, Denver, Colorado 80206.
Massachusetts Financial Services Company is located at 111 Huntington Avenue, Boston, Massachusetts 02199.
Morgan Stanley Investment Management Inc. is located at 522 Fifth Avenue, New York, New York 10036.
Morgan Stanley Investment Management Limited is located at 25 Cabot Square, Canary Wharf, London, United Kingdom E14 4QA.
Pacific Investment Management Company LLC is located at 650 Newport Center Drive, Newport Beach, California 92660.
PineBridge Investments LLC is located at 399 Park Avenue, New York, New York 10022.
Putnam Investment Management, LLC is located at One Post Office Square, Boston, Massachusetts, 02109.
Research Affiliates is located at 620 Newport Center Drive, Suite 900, Newport Beach, California 92660.
Schroder Investment Management North America, Inc. is located at 875 Third Avenue, New York, New York 10022.
Schroder Investment Management North America Limited is located at 1 London Wall Place, London, United Kingdom EC2Y 5AU.
T. Rowe Price Associates, Inc. is located at 100 East Pratt Street, Baltimore, Maryland 21202.
T. Rowe Price International Limited is located at 60 Queen Victoria Street, London, United Kingdom EC4N 4TZ.
T. Rowe Price Investment Management, Inc. is located at 100 East Pratt Street, Baltimore, Maryland 21202.
T. Rowe Price Australia Limited is located at Level 28, Governor Phillip Tower, 1 Farrer Place, Sydney NSW 2000, Australia.
Wellington Management Company LLP is located at 280 Congress Street, Boston, Massachusetts 02210.
Western Asset Management Company is located at 385 East Colorado Boulevard, Pasadena, California 91101 and 620 Eighth Avenue, New York, New York 10018.
Each of SunAmerica and the Subadvisers maintain the book, accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder.
Item 34. Management Services.
Inapplicable.
Item 35. Undertakings.
Inapplicable.
19

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Jersey City, and the State of New Jersey, on the 27th day of February, 2025.
SunAmerica Series Trust (Registrant)
By:	/s/ John Genoy
John T. Genoy President
Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 134 to the Registration Statement on Form N-1A has been signed by the following persons in the capacities and on the date indicated:
	Signature	Title	Date
	/s/ John Genoy	President and Trustee (Principal Executive Officer)	February 27, 2025
John T. Genoy
	/s/ Gregory Kingston	Treasurer (Principal Financial and Accounting Officer)	February 27, 2025
Gregory R. Kingston
	*	Trustee and Chairman	February 27, 2025
Bruce G. Willison
	*	Trustee	February 27, 2025
Tracey C. Doi
	*	Trustee	February 27, 2025
Jane Jelenko
	*	Trustee	February 27, 2025
Christianne Kerns
	*	Trustee	February 27, 2025
Charles H. Self III
	*	Trustee	February 27, 2025
Martha Willis
* By:	/s/ Jennifer Rogers		February 27, 2025
Jennifer M. Rogers Attorney-in-Fact
* Pursuant to a Power of Attorney.
20